                    THE ONE GROUP(R) FAMILY OF MUTUAL FUNDS

                                  EQUITY FUNDS

                              COMBINED PROSPECTUS

                                NOVEMBER 1, 1997


                     THE ONE GROUP(R) ASSET ALLOCATION FUND

                   THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

                    THE ONE GROUP(R) LARGE COMPANY VALUE FUND

                   THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

                THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND

                     THE ONE GROUP(R) DISCIPLINED VALUE FUND

                       THE ONE GROUP(R) EQUITY INDEX FUND

                       THE ONE GROUP(R) INCOME EQUITY FUND

                       THE ONE GROUP(R) VALUE GROWTH FUND

                   THE ONE GROUP(R) SMALL CAPITALIZATION FUND


    This prospectus describes ten mutual funds with a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.


  PLEASE REMEMBER THAT SHARES OF THE FUNDS: O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES; O ARE NOT INSURED
OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR
  STATE GOVERNMENTAL AGENCY; O INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED
               UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS

                   A BRIEF PREVIEW OF THE FUNDS............................    1

                   ABOUT THE FUNDS.........................................    2
                      The One Group(R) Asset Allocation Fund...............    2
                      The One Group(R) Large Company Growth Fund...........    5
                      The One Group(R) Large Company Value Fund............    8
                      The One Group(R) Growth Opportunities Fund...........   11
                      The One Group(R) International Equity Index Fund.....   14
                      The One Group(R) Disciplined Value Fund..............   17
                      The One Group(R) Equity Index Fund...................   20
                      The One Group(R) Income Equity Fund..................   23
                      The One Group(R) Value Growth Fund...................   26
                      The One Group(R) Small Capitalization Fund...........   29

                   MORE ABOUT THE FUNDS....................................   32

                   HOW TO DO BUSINESS WITH THE ONE GROUP...................   33

                      Purchasing Fund Shares...............................   33
                      Sales Charges........................................   34
                      Sales Charge Reductions and Waivers..................   36
                      Exchanging Fund Shares...............................   37
                      Redeeming Fund Shares................................   38

                   SHAREHOLDER INFORMATION.................................   40
                      Voting Rights........................................   40
                      Dividend Policies....................................   40
                      Tax Treatment of the Funds...........................   40
                      Tax Treatment of Shareholders........................   40
                      Shareholder Inquiries................................   41

                   ORGANIZATION AND MANAGEMENT OF THE FUNDS................   42
                      The Funds............................................   42
                      The Board of Trustees................................   42
                      The Advisor..........................................   42
                      The Sub-Advisor......................................   42
                      The Distributor......................................   43
                      The Administrator and Sub-Administrator..............   43
                      The Transfer Agent, Custodian and Sub-Custodian......   43

                   DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                     POLICIES..............................................   44
                      Investment Practices.................................   44
                      Investment Risks.....................................   47
                      Investment Policies..................................   48

                   APPENDIX: DESCRIPTION OF RATINGS........................   49

                          A BRIEF PREVIEW OF THE FUNDS

             WHAT ARE THE GOALS OF THE ONE GROUP EQUITY FUNDS?
             The Funds are designed for a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?

             The Funds normally will invest in a variety of equity securities, including common stock. The Funds also may invest in debt securities and preferred stocks which are convertible into common stock. Most of the Funds may invest in securities of foreign issuers.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             Equity securities such as those in which the Funds may invest are more volatile and carry more risk than some other forms of investment. Accordingly, as with all equity investments, you may lose money by investing in the Funds. The Funds may invest in derivative securities. These securities may expose the Funds to special risks. In addition, investments in foreign securities may expose the Funds to risks that are different from investments in U.S. securities. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Fiduciary Class. Class A, Class B and Class C shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With The One Group" will provide more information. Fiduciary Class shares are not available to Individual Retirement Accounts ("IRA").

             HOW DO I PURCHASE AND REDEEM SHARES?

             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Class C shares are not available for purchase in all of the Funds. Purchase and redemption procedures are explained in greater detail in "How To Do Business With The One Group." For additional information, call The One Group Services Company at 1-800-480-4111.


             HOW ARE DIVIDENDS PAID?

             Generally, dividends are declared on the last business day of each month and are distributed periodically on the first business day of each month. The One Group International Equity Index Fund, however, distributes dividends annually. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."


             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. Independence International Associates, Inc. (the "Sub-Advisor") serves as Sub-Advisor to the International Equity Index Fund. The Sub-Advisor's fees are paid by Banc One Investment Advisors. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary." Additional information regarding the Sub-Advisor is located in the Prospectus under the heading "The Sub-Advisor."

2

THE ONE GROUP(R)

ASSET ALLOCATION FUND

[ICON] INVESTMENT OBJECTIVE
The Fund seeks to provide total return while preserving capital.

[ICON] INVESTMENT STRATEGY
The Fund invests in a combination of stocks, fixed income securities and money market instruments. Banc One Investment Advisors will regularly review the Fund's asset allocations and vary them over time to favor investments which they believe will provide the most favorable total return. In making asset allocation decisions, Banc One Investment Advisors will evaluate projections of risk, market and economic conditions, volatility, yields and expected return. Because the Fund seeks total return over the long term, Banc One Investment Advisors will not attempt to time the market. Rather, asset allocation shifts will be made gradually over time.

[ICON] PORTFOLIO SECURITIES
The Fund normally will invest between 40% and 75% of its total assets in all types of equity securities, including the stock of both large and small capitalization companies, as well as growth and value securities. Up to 20% of the equities held by the Fund may be foreign securities, including American Depository Receipts. Between 25% and 60% of the Fund's total assets will be invested in fixed income securities, including bonds, notes, and other debt securities. The balance of the Fund's total assets will be invested in money market instruments. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities, which may increase or decrease in value. As a result, the value of your investment in the Fund may increase or decrease in value. The Fund also will invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent the Fund invests in debt securities in the lowest investment grade category. Such securities have speculative characteristics. Before you invest, please read "More About the Funds" and "Investment Practices."

[ICON] FUND MANAGEMENT
Scott Grimshaw is the Manager of the fixed income portion of the Fund, having served in that position since November, 1996. He has been employed as a research analyst for Banc One Investment Advisors or its affiliates since 1988.

   Since May 1, 1997, Dan Kapusta has served as Manager of the equity portion of the Fund. Mr. Kapusta has been an equity analyst with Banc One Investment Advisors since 1992. Before joining Banc One Investment Advisors, Mr. Kapusta worked for Robert W. Baird, Inc. in Milwaukee, Wisconsin as an equity analyst.

SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .55%      .55%      .55%          .55%
12b-1 Fees (after fee waiver) (5)              .25%     1.00%     1.00%          none
Other Expenses                                 .40%      .40%      .40%          .40%
Total Fund Operating Expenses (after fee
  waivers) (6)                                1.20%     1.95%     1.95%          .95%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .65% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(6) Total Operating Expenses have been revised to reflect fee waivers. Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.40% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.05% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  81       $ 108        $184
Class A (without fee waivers)                   $ 59       $  87       $ 118        $205
Class B                                         $ 70       $  91       $ 125        $208
Class B (without fee waiver)                    $ 71       $  94       $ 130        $221
Class C                                         $ 30       $  61       $ 105        $227
Class C (without fee waiver)                    $ 31       $  64       $ 110        $238
Fiduciary Class                                 $ 10       $  30       $  53        $117
Fiduciary Class (without fee waiver)            $ 11       $  33       $  58        $128

Assuming no redemption the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  81       $ 108        $184
Class A (without fee waivers)                   $ 59       $  87       $ 118        $205
Class B                                         $ 20       $  61       $ 105        $208
Class B (without fee waiver)                    $ 21       $  64       $ 110        $221
Class C                                         $ 20       $  61       $ 105        $227
Class C (without fee waiver)                    $ 21       $  64       $ 110        $238
Fiduciary Class                                 $ 10       $  30       $  53        $117
Fiduciary Class (without fee waiver)            $ 11       $  33       $  58        $128

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) ASSET ALLOCATION FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                    YEAR ENDED JUNE 30,
                                                       ---------------------------------------------------------------------------
                     FIDUCIARY                         1997             1996             1995             1994            1993(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  11.71         $  10.73         $   9.64         $  10.06       $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                  0.43             0.41             0.38             0.29           0.07
  Net realized and unrealized gains (losses) from
    investments                                          1.81             1.16             1.12            (0.38)          0.06
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                         2.24             1.57             1.50            (0.09)          0.13
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                            (0.43)           (0.41)           (0.37)           (0.29)         (0.07)
  From net realized gains                               (0.54)           (0.18)           (0.04)           (0.04)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.97)           (0.59)           (0.41)           (0.33)         (0.07)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  12.98         $  11.71         $  10.73         $   9.64       $  10.06
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                            20.16%           14.87%           16.06%           (1.01)%         5.45%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                  $ 94,971         $ 50,323         $ 37,658         $ 42,751       $ 30,441
  Ratio of expenses to average net assets                0.80%            0.94%            1.06%            1.06%          0.90%(b)
  Ratio of net investment income to average net
    assets                                               3.55%            3.58%            3.72%            2.91%          3.03%(b)
  Ratio of expenses to average net assets*               1.00%            1.19%            1.31%            1.33%          1.34%(b)
  Ratio of net investment income to average net
    assets*                                              3.35%            3.33%            3.47%            2.64%          2.59%(b)
  Portfolio turnover(c)                                 80.96%           73.38%          115.36%           56.55%          4.05%
  Average commission rate paid(d)                    $ 0.0497         $ 0.0616

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Fiduciary Shares commenced offering on April 5,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                                                                                  YEAR ENDED JUNE 30,
                                                       ---------------------------------------------------------------------------
                      CLASS A                          1997             1996             1995             1994            1993(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  11.72         $  10.74         $   9.65         $  10.06       $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                  0.39             0.37             0.35             0.27           0.05
  Net realized and unrealized gains (losses) from
    investments                                          1.83             1.16             1.13            (0.38)          0.07
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                         2.22             1.53             1.48            (0.11)          0.12
----------------------------------------------------------------------------------------------------------------------------------
Distributions From net investment income                (0.40)           (0.37)           (0.34)           (0.26)         (0.06)
  In excess of net investment income                      --               --             (0.01)             --             --
  From net realized gains                               (0.54)           (0.18)           (0.04)           (0.04)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.94)           (0.55)           (0.39)           (0.30)         (0.06)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $  13.00         $  11.72         $  10.74         $   9.65         $10.06
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                    19.85%           14.48%           15.76%           (1.19)%         5.23%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                  $ 31,379         $ 17,849         $  4,745         $  1,691         $  571
  Ratio of expenses to average net assets                1.05%            1.19%            1.31%            1.33%          1.15%(b)
  Ratio of net investment income to average net
    assets                                               3.30%            3.33%            3.57%            2.68%          2.84%(b)
  Ratio of expenses to average net assets*               1.34%            1.54%            1.66%            1.67%          1.62%(b)
  Ratio of net investment income to average net
    assets*                                              3.01%            2.98%            3.22%            2.34%          2.37%(b)
  Portfolio turnover(c)                                 80.96%           73.38%          115.36%           56.55%          4.05%
  Average commission rate paid(d)                    $ 0.0497         $ 0.0616

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced operations on April 2,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

4

THE ONE GROUP(R) ASSET ALLOCATION FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                      ------------------------------------------------------------
                              CLASS B                                   1997             1996             1995            1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  11.76         $  10.76         $   9.67       $  10.37
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.30             0.28             0.27           0.08
  Net realized and unrealized gains (losses) from investments             1.83             1.18             1.14          (0.70)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          2.13             1.46             1.41          (0.62)
----------------------------------------------------------------------------------------------------------------------------------
Distributions From net investment income                                 (0.31)           (0.28)           (0.27)         (0.08)
  In excess of net investment income                                       --               --             (0.01)           --
  From net realized gains                                                (0.54)           (0.18)           (0.04)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.85)           (0.46)           (0.32)         (0.08)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  13.04         $  11.76         $  10.76       $   9.67
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                     18.90%           13.79%           14.90%         (5.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $ 43,900         $ 18,575         $  3,019       $  1,862
  Ratio of expenses to average net assets                                 1.81%            1.94%            2.07%          2.40%(c)
  Ratio of net investment income to average net assets                    2.54%            2.58%            2.77%          1.99%(c)
  Ratio of expenses to average net assets*                                2.01%            2.19%            2.31%          2.40%(c)
  Ratio of net investment income to average net assets*                   2.34%            2.33%            2.52%          1.99%(c)
  Portfolio turnover(d)                                                  80.96%           73.38%          115.36%         56.55%
  Average commission rate paid(e)                                     $ 0.0497         $ 0.0616

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B commenced offering shares on January 14, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

THE ONE GROUP(R)

LARGE COMPANY GROWTH FUND

[ICON] INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund invests primarily in equity securities of large, well-established companies. The weighted average capitalization of companies in which the Fund invests normally will exceed the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500).*

[ICON] PORTFOLIO SECURITIES

The Fund normally invests at least 65% of its total assets in the equity securities of companies described above, including common stock, warrants and rights to buy common stocks. The remainder of the Fund's total assets will be invested in nonconvertible fixed income securities, options and futures, repurchase agreements, and securities issued by the U.S. government and its agencies and instrumentalities. For daily cash management purposes, the Fund may invest in repurchase agreements and cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities, which may increase or decrease in value. As a result, the value of your investment in the Fund may increase or decrease in value. The Fund also will invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent the Fund invests in debt securities with speculative characteristics. Before you invest, please read "More About the Funds" and "Investment Practices."

[ICON] FUND MANAGEMENT
The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

*"Standard & Poor's 500" is a registered service mark of Standard & Poor's
 Corporation, which does not sponsor and is in no way affiliated with the Fund.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees                       .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver) (4)              .25%     1.00%     1.00%          none
Other Expenses                                 .26%      .26%      .26%          .26%
Total Fund Operating Expenses (after fee
  waiver) (5)                                 1.25%     2.00%     2.00%         1.00%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.35% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $189
Class A (without fee waiver)                    $ 58       $  86       $ 116        $200
Class B                                         $ 70       $  93       $ 128        $213
Class C                                         $ 30       $  63       $ 108        $233
Fiduciary Class                                 $ 10       $  32       $  55        $122

Assuming no redemption at the end of the periods, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A......................................   $ 57       $  83       $ 111        $189
Class A (without fee waiver).................   $ 58       $  86       $ 116        $200
Class B......................................   $ 20       $  63       $ 108        $213
Class C......................................   $ 20       $  63       $ 108        $233
Fiduciary Class..............................   $ 10       $  32       $  55        $122

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

6

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                     YEAR ENDED JUNE 30,
                                --------------------------------------------------------------------------------------------------
        FIDUCIARY               1997              1996              1995              1994              1993            1992(c)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                 $     15.44       $     13.47       $     11.32       $     10.92       $      9.85   $     10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income            0.12              0.18              0.20              0.20              0.23          0.08
  Net realized and
    unrealized gains
    (losses) from
    investments                    4.79              2.14              3.04              0.67              1.12         (0.16)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                       4.91              2.32              3.24              0.87              1.35         (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment
    income                        (0.11)            (0.18)            (0.20)            (0.20)            (0.23)        (0.07)
  From net realized gains         (0.80)            (0.17)            (0.89)            (0.27)            (0.05)          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions               (0.91)            (0.35)            (1.09)            (0.47)            (0.28)        (0.07)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                    $     19.44       $     15.44       $     13.47       $     11.32       $     10.92   $      9.85
----------------------------------------------------------------------------------------------------------------------------------
Total Return                      33.11%            17.36%            21.85%             8.04%            13.92%        (0.80)%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)            $ 1,142,864       $   745,986       $   531,595       $   150,035       $    41,317   $     25,019
  Ratio of expenses to
    average net assets             0.99%             0.96%             1.00%             0.78%             0.39%         0.30%(d)
  Ratio of net investment
    income to average net
    assets                         0.69%             1.20%             1.72%             1.87%             2.24%         2.37%(d)
  Ratio of expenses to
    average net assets*            0.99%             0.99%             1.00%             1.13%             1.43%         1.49%(d)
  Ratio of net investment
    income to average net
    assets*                        0.69%             1.17%             1.72%             1.52%             1.21%         1.12%(d)
  Portfolio turnover(a)           57.17%            35.51%            14.22%             9.04%            10.61%         3.09%
  Average commission rate
    paid(b)                 $    0.0681      $     0.0647

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) The Fund commenced operations on February 28, 1992. (d) Annualized.

                                                                                       YEAR ENDED JUNE 30,
                                                                    --------------------------------------------------------------
         CLASS A                                                    1997              1996              1995            1994(a)
NET ASSET VALUE, BEGINNING
  OF PERIOD                                                     $     15.83       $     13.83       $     11.62     $     11.78
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                0.08              0.14              0.17            0.04
  Net realized and unrealized gains (losses) from
    investments                                                        4.88              2.17              3.10           (0.16)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                                                           4.96              2.31              3.27           (0.12)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment
    income                                                            (0.07)            (0.14)            (0.16)          (0.04)
  In excess of net
    investment income                                                   --                --              (0.01)            --
  From net realized gains                                             (0.80)            (0.17)            (0.89)            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.87)            (0.31)            (1.06)          (0.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                                                        $     19.92       $     15.83       $     13.83     $     11.62
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes
  Sales Charge)                                                       32.57%            16.85%            21.52%          (1.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)                                                $   125,910       $    75,114       $    27,428     $       368
  Ratio of expenses to
    average net assets                                                 1.24%             1.21%             1.26%           1.25%(c)
  Ratio of net investment
    income to average net
    assets                                                             0.44%             0.95%             1.49%           1.78%(c)
  Ratio of expenses to
    average net assets*                                                1.32%             1.34%             1.36%           1.35%(c)
  Ratio of net investment
    income to average net
    assets*                                                            0.36%             0.82%             1.39%           1.68%(c)
  Portfolio turnover(d)                                               57.17%            35.51%            14.22%           9.04%
  Average commission rate
    paid(e)                                                     $    0.0681      $     0.0647

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on January 1, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

THE ONE GROUP(R) LARGE COMPANY GROWTH FUND    FINANCIAL HIGHLIGHTS

                                                                                       YEAR ENDED JUNE 30,
                                                                     ------------------------------------------------------------
         CLASS B                                                    1997              1996              1995            1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $     15.63       $     13.63       $     11.47    $     11.57
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                                        (0.04)             0.05              0.09           0.03
  Net realized and unrealized gains (losses) from
    investments                                                        4.82              2.17              3.06          (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                       4.78              2.22              3.15          (0.07)
----------------------------------------------------------------------------------------------------------------------------------
Distributions From net investment income                                --              (0.05)            (0.09)         (0.03)
  In excess of net investment income                                    --                --              (0.01)            --
  From net realized gains                                             (0.80)            (0.17)            (0.89)            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   (0.80)            (0.22)            (0.99)         (0.03)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $     19.61       $     15.63       $     13.63    $     11.47
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                  31.74%            16.41%            20.65%         (0.66)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                             $   132,268       $    56,261       $     6,918    $       334
  Ratio of expenses to average net assets                              2.00%             1.96%             2.01%          1.99%(c)
  Ratio of net investment income (loss) to average net
    assets                                                            (0.33)%            0.20%             0.74%          0.96%(c)
  Ratio of expenses to average net assets*                             2.00%             1.99%             2.01%          1.99%(c)
  Ratio of net investment income (loss) to average net
    assets*                                                           (0.33)%            0.17%             0.74%          0.96%(c)
  Portfolio turnover(d)                                               57.17%            35.51%            14.22%          9.04%
  Average commission rate paid(e)                               $    0.0681       $    0.0647

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

8


THE ONE GROUP(R)

LARGE COMPANY VALUE FUND

[ICON] INVESTMENT OBJECTIVE
The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund invests in equity securities of large capitalization companies that are believed to be selling below their long-term investment values. The weighted average capitalization of companies in which the Fund invests normally will exceed the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500).* The Fund also may invest in the stock of companies which have "breakup values" well in excess of current market values or which have uniquely undervalued corporate assets.

[ICON] PORTFOLIO SECURITIES

The Fund normally invests at least 65% of its total assets in the equity securities of companies described above, including common stocks and debt securities and preferred stock that is convertible to common stock. A portion of the Fund's assets will be held in cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities, which may increase or decrease in value. As a result, the value of your investment in the Fund may increase or decrease in value. Before you invest, please read "More About the Funds" and "Investment Practices."

[ICON] FUND MANAGEMENT
The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

*"Standard & Poor's 500" is a registered service mark of Standard & Poor's
 Corporation, which does not sponsor and is in no way affiliated with the Fund.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees                       .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver)(4)               .25%     1.00%     1.00%          none
Other Expenses                                 .25%      .25%      .25%          .25%
Total Fund Operating Expenses (after fee
  waiver) (5)                                 1.24%     1.99%     1.99%          .99%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary 12b-1 fees, Total Operating Expenses would be 1.34% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 110        $188
Class A (without fee waiver)                    $ 58       $  86       $ 115        $199
Class B                                         $ 70       $  92       $ 127        $212
Class C                                         $ 30       $  62       $ 107        $232
Fiduciary Class                                 $ 10       $  32       $  55        $121

Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 110        $188
Class A (without fee waiver)                    $ 58       $  86       $ 115        $199
Class B                                         $ 20       $  62       $ 107        $212
Class C                                         $ 20       $  62       $ 107        $232
Fiduciary Class                                 $ 10       $  32       $  55        $121

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) LARGE COMPANY VALUE FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                      YEAR ENDED JUNE 30,
                                 -------------------------------------------------------------------------------------------------
         FIDUCIARY               1997           1996           1995           1994           1993           1992         1991(c)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                   $   12.83      $   12.87      $   11.34      $   11.64      $   11.34      $   10.07    $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income            0.27           0.31           0.31           0.20           0.18           0.21         0.08
  Net realized and
    unrealized gains
    (losses) from
    investments                    3.01           1.20           2.18          (0.01)          0.58           1.34         0.07
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                       3.28           1.51           2.49           0.19           0.76           1.55         0.15
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income      (0.26)         (0.31)         (0.32)         (0.19)         (0.18)         (0.21)       (0.08)
  From net realized gains         (1.06)         (1.24)         (0.64)         (0.30)         (0.28)         (0.07)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions               (1.32)         (1.55)         (0.96)         (0.49)         (0.46)         (0.28)       (0.08)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                      $   14.79      $   12.83      $   12.87      $   11.34      $   11.64      $   11.34    $   10.07
----------------------------------------------------------------------------------------------------------------------------------
Total Return                      27.10%         12.71%         23.42%         (1.59)%         6.73%         15.53%        4.47%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)              $ 686,156      $ 584,527      $ 365,376      $ 169,127      $ 132,833      $  62,075    $  36,237
  Ratio of expenses to
    average net assets             0.97%          0.97%          1.00%          0.95%          0.86%          0.82%        0.52%(b)
  Ratio of net investment
    income to average net
    assets                         1.99%          2.43%          2.74%          1.72%          1.62%          1.91%        2.48%(b)
  Ratio of expenses to
    average net assets*            0.97%          0.98%          1.01%          1.02%          1.12%          1.34%        1.26%(b)
  Ratio of net investment
    income to average net
    assets*                        1.99%          2.42%          2.73%          1.65%          1.36%          1.39%        1.74%(b)
  Portfolio turnover(a)           77.05%        186.84%        203.13%        111.72%         51.75%         55.90%       19.87%
  Average commission rate
    paid(d)                   $  0.0575      $  0.0415

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) The Fund commenced operations on March 1,
  1991. (d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                                                                              YEAR ENDED JUNE 30,
                                             -------------------------------------------------------------------------------------
                  CLASS A                       1997           1996           1995           1994           1993         1992(c)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   12.87      $   12.89      $   11.34      $   11.64      $   11.33   $   11.42
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                           0.23           0.27           0.28           0.17           0.16        0.07
  Net realized and unrealized gains
    (losses) from investments                     3.04           1.22           2.20          (0.01)          0.59       (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                  3.27           1.49           2.48           0.16           0.75       (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                     (0.23)         (0.27)         (0.27)         (0.16)         (0.16)      (0.08)
  In excess of net investment income               --             --           (0.02)           --             --           --
  From net realized gains                        (1.06)         (1.24)         (0.64)         (0.30)         (0.28)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (1.29)         (1.51)         (0.93)         (0.46)         (0.44)      (0.08)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   14.85      $   12.87      $   12.89      $   11.34      $   11.64   $   11.33
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)             26.90%         12.40%         22.64%          1.35%          6.64%      (0.33%)(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)          $  14,832      $   9,380      $   3,481      $     698      $     451   $      12
  Ratio of expenses to average net assets         1.22%          1.22%          1.25%          1.20%          1.10%       1.02%(d)
  Ratio of net investment income to average
    net assets                                    1.72%          2.18%          2.52%          1.57%          1.41%       2.12%(d)
  Ratio of expenses to average net assets*        1.31%          1.33%          1.37%          1.37%          1.50%       1.22%(d)
  Ratio of net investment income to average
    net assets*                                   1.63%          2.07%          2.41%          1.40%          1.01%       1.92%(d)
  Portfolio turnover(a)                          77.05%        186.84%        203.13%        111.72%         51.75%      55.90%
  Average commission rate paid(b)            $  0.0575     $   0.0415

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) Class A Shares commenced offering on February 28, 1992. (d) Annualized.

10

THE ONE GROUP(R) LARGE COMPANY VALUE FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          --------------------------------------------------------
                              CLASS B                                   1997             1996             1995            1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  12.98         $  12.96         $  11.41      $  11.87
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.14             0.18             0.17          0.05
  Net realized and unrealized gains (losses) from investments             3.04             1.26             2.19         (0.46)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          3.18             1.44             2.36         (0.41)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                             (0.15)           (0.18)           (0.17)        (0.05)
  From net realized gains                                                (1.06)           (1.24)           (0.64)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (1.21)           (1.42)           (0.81)        (0.05)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  14.95         $  12.98         $  12.96      $  11.41
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                     25.86%           11.95%           22.28%         3.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $  9,288         $  4,135         $    861      $    182
  Ratio of expenses to average net assets                                 1.97%            1.97%            2.00%         2.00%(c)
  Ratio of net investment income to average net assets                    0.96%            1.43%            1.74%         1.06%(c)
  Ratio of expenses to average net assets*                                1.97%            1.98%            2.01%         2.00%(c)
  Ratio of net investment income to average net assets*                   0.96%            1.42%            1.72%         1.06%(c)
  Portfolio turnover(d)                                                  77.05%          186.84%          203.13%       111.72%
  Average commission rate paid(e)                                     $ 0.0575         $ 0.0415

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

THE ONE GROUP(R)

GROWTH OPPORTUNITIES FUND

[ICON] INVESTMENT OBJECTIVE
The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries.

[ICON] PORTFOLIO SECURITIES
The Fund normally invests at least 80% of its total assets in equity securities, including common stocks and debt securities and preferred stocks that are convertible to common stock. A portion of the Fund's assets will be held in cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities which may increase or decrease in value. Therefore, the value of your investment in the Fund may increase or decrease in value. Also, the stocks of smaller companies may be subject to greater risks than those of larger companies. Before you invest, please read "More About the Funds" and "Investment Practices."

[ICON] FUND MANAGEMENT
The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees                       .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver) (4)              .25%     1.00%     1.00%          none
Other Expenses                                 .26%      .26%      .26%          .26%
Total Fund Operating Expenses (after fee
  waiver) (5)                                 1.25%     2.00%     2.00%         1.00%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.35% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $189
Class A (without fee waiver)                    $ 58       $  86       $ 116        $200
Class B                                         $ 70       $  93       $ 128        $213
Class C                                         $ 30       $  63       $ 108        $233
Fiduciary Class                                 $ 10       $  32       $  55        $122

Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $189
Class A (without fee waiver)                    $ 58       $  86       $ 116        $200
Class B                                         $ 20       $  63       $ 108        $213
Class C                                         $ 20       $  63       $ 108        $233
Fiduciary Class                                 $ 10       $  32       $  55        $122

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

12

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                              YEAR ENDED JUNE 30,
                                            ----------------------------------------------------------------------------------------
                FIDUCIARY                      1997         1996         1995         1994         1993         1992         1991
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   18.81    $   18.40    $   15.96    $   16.96    $   14.54    $   12.92    $   12.14
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          0.25         0.20         0.06         0.07         0.06         0.09         0.21
  Net realized and unrealized gains
    (losses) from investments                    3.59         3.83         2.98        (0.05)        2.99         1.87         0.92
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                 3.84         4.03         3.04         0.02         3.05         1.96         1.13
------------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                    (0.25)       (0.20)       (0.06)       (0.07)       (0.06)       (0.08)       (0.21)
  In excess of net investment                   (0.02)         --           --           --           --           --           --
  From net realized gains                       (2.92)       (3.42)       (0.54)       (0.95)       (0.57)       (0.26)       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (3.19)       (3.62)       (0.60)       (1.02)       (0.63)       (0.34)       (0.35)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   19.46    $   18.81    $   18.40    $   15.96    $   16.96    $   14.54    $   12.92
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                    22.75%       24.63%       19.75%       (0.16)%      21.36%       15.15%        9.85%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $ 623,911    $ 532,525    $ 413,518     $389,567    $ 232,898    $ 131,533    $  53,831
  Ratio of expenses to average net assets        0.99%        1.00%        0.98%        0.98%        0.89%        0.75%        0.45%
  Ratio of net investment income to
    average net assets                           1.32%        1.15%        0.38%        0.42%        0.41%        1.23%        1.75%
  Ratio of expenses to average net assets*       0.99%        1.01%        0.98%        1.03%        1.11%        0.51%        1.19%
  Ratio of net investment income to
    average net assets*                          1.32%        1.14%        0.38%        0.37%        0.19%        0.03%        1.01%
  Portfolio turnover(a)                        301.35%      435.30%      132.63%       70.67%       64.64%       42.77%       68.83%
  Average commission rate paid(b)           $  0.0386    $  0.0451

                                            ------------------------
                FIDUCIARY                      1990         1989(c)
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.71    $   10.00
---------------------------------------------------------------------
Investment Activities
  Net investment income                          0.19         0.11
  Net realized and unrealized gains
    (losses) from investments                    1.97         0.71
---------------------------------------------------------------------
Total from Investment Activities                 2.16         0.82
---------------------------------------------------------------------
Distributions
  From net investment income                    (0.19)       (0.11)
  In excess of net investment                     --           --
  From net realized gains                       (0.54)         --
---------------------------------------------------------------------
Total Distributions                             (0.73)       (0.11)
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   12.14    $   10.71
---------------------------------------------------------------------
Total Return                                    20.83%       24.86%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $  31,804    $  22,753
  Ratio of expenses to average net assets        0.41%        0.38%(d)
  Ratio of net investment income to
    average net assets                           1.65%        3.20%(d)
  Ratio of expenses to average net assets*       1.15%        1.12%(d)
  Ratio of net investment income to
    average net assets*                          0.91%        2.46%(d)
  Portfolio turnover(a)                         92.55%       68.51%
  Average commission rate paid(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) The Fund commenced operations on March 2, 1989; at that time, the Fund did not offer multiple classes of shares. Subsequently all shares of the Fund were redesignated as Fiduciary Class shares. (d) Annualized.

                                                                                       YEAR ENDED JUNE 30,
                                                     -------------------------------------------------------------------------------
                       CLASS A                          1997         1996         1995         1994         1993       1992(d)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $   18.76    $   18.36    $   15.93    $   16.96    $   14.54    $   16.53
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                   0.21         0.17         0.02         0.04         0.03         0.01
  Net realized and unrealized gains (losses) from
    investments                                           3.58         3.80         2.98        (0.08)        3.00        (1.99)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                          3.79         3.97         3.00        (0.04)        3.03        (1.98)
------------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                             (0.24)       (0.15)       (0.01)       (0.03)       (0.04)       (0.01)
  In excess of net investment income                     (0.02)         --         (0.02)       (0.01)         --           --
  From net realized gains                                (2.92)       (3.42)       (0.54)       (0.95)       (0.57)         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (3.18)       (3.57)       (0.57)       (0.99)       (0.61)       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $   19.37    $   18.76    $   18.36    $   15.93    $   16.96     $  14.54
------------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                     22.52%       24.32%       19.50%       (0.52)%      21.70%(a)   (34.00)%(a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                  $  43,370    $  28,052    $  11,178    $   8,097    $   5,757     $     84
  Ratio of expenses to average net assets                 1.25%        1.25%        1.23%        1.22%        1.11%(a)     1.31%(a)
  Ratio of net investment income to average net
    assets                                                0.92%        0.90%        0.12%        0.27%        0.25%(a)     0.12%(a)
  Ratio of expenses to average net assets*                1.34%        1.36%        1.33%        1.38%        1.48%(a)     1.50%(a)
  Ratio of net investment income (loss) to average
    net assets*                                           0.83%        0.79%        0.02%        0.11%       (0.12)%(a)   (0.07)%(a)
  Portfolio turnover(b)                                 301.35%      435.30%      132.63%       70.67%       64.64%       42.77%
  Average commission rate paid(c)                    $  0.0386    $  0.0451

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Annualized. (b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (c) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (d) Class A Shares commenced offering on February 18, 1992.

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                        ----------------------------------------------------------
                              CLASS B                                   1997             1996             1995          1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  18.43         $  18.14         $  15.85      $  17.44
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                                            0.11             0.09            (0.07)        (0.02)
  Net realized and unrealized gains (losses) from investments             3.44             3.69             2.90         (1.56)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          3.55             3.78             2.83         (1.58)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                             (0.22)           (0.07)             --          (0.01)
  In excess of net investment income                                     (0.02)             --               --            --
  From net realized gains                                                (2.92)           (3.42)           (0.54)          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (3.16)           (3.49)           (0.54)        (0.01)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  18.82         $  18.43         $  18.14     $   15.85
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                     21.73%           23.53%           18.47%        (9.07)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $ 37,409         $ 12,910         $  2,787        $1,131
  Ratio of expenses to average net assets                                 2.00%            2.00%            1.98%         2.12%(c)
  Ratio of net investment income (loss) to average net assets             0.01%            0.15%           (0.63)%       (0.55)%(c)
  Ratio of expenses to average net assets*                                2.00%            2.01%            1.98%         2.12%(c)
  Ratio of net investment income (loss) to average net assets*            0.01%            0.14%           (0.63)%       (0.55)%(c)
  Portfolio turnover(d)                                                 301.35%          435.30%          132.63%        70.67%
  Average commission rate paid(e)                                     $ 0.0386         $ 0.0451

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

14


THE ONE GROUP(R)

INTERNATIONAL EQUITY INDEX FUND
-------------------------------
[ICON] INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE GDP Index.*

[ICON] INVESTMENT STRATEGY

The Fund attempts to track the capital performance and dividend income of the Index by investing in a representative portion of the stocks which match as closely as possible the characteristics of the stocks which comprise the Index. The Fund also will invest in stock index futures. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the MSCI EAFE GDP Index of at least 0.90, without taking into account expenses. Perfect correlation would be 1.00.


[ICON] PORTFOLIO SECURITIES
The Fund normally invests at least 65% of its total assets in foreign equity securities, consisting of common stocks (including American Depository Receipts) and preferred stocks, securities convertible to common stock (provided they are traded on an exchange or over-the-counter), warrants and receipts. No more than 10% of the Fund's assets will be held in cash or cash equivalents. The Fund may invest up to 10% of its net assets in securities of emerging international markets such as Mexico, Chile and Brazil, either directly through local exchanges, through publicly traded closed-end country funds, or through "passive foreign investment companies." A substantial portion of the Fund's assets will be denominated in foreign currencies. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities which may increase or decrease in value. Therefore, the value of your investment in the Fund may increase or decrease in value. Because the Fund's investments are tied to an index, fluctuations in the index will affect the value of your investment in the Fund. Also, investments in foreign securities involve risks different from investments in U.S. securities. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT
Independence International Associates, Inc. ("Independence International") serves as sub-advisor to the Fund. Independence International is an indirect subsidiary of John Hancock Mutual Life Insurance Company.

*Gross Domestic Produced Weighted Morgan Stanley Capital International Europe,
 Australia and Far East Index. MSCI EAFE GDP Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees                       .55%      .55%      .55%          .55%
12b-1 Fees (after fee waiver) (4)              .25%     1.00%     1.00%          none
Other Expenses                                 .41%      .41%      .41%          .41%
Total Fund Operating Expenses (after fee
  waiver) (5)                                 1.21%     1.96%     1.96%          .96%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.31% for Class A shares.













 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  82       $ 109        $185
Class A (without fee waiver)                    $ 58       $  85       $ 114        $196
Class B                                         $ 70       $  92       $ 126        $209
Class C                                         $ 30       $  62       $ 106        $229
Fiduciary Class                                 $ 10       $  31       $  53        $118

Assuming no redemption at the end of the period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  82       $ 109        $185
Class A (without fee waiver)                    $ 58       $  85       $ 114        $196
Class B                                         $ 20       $  62       $ 106        $209
Class C                                         $ 20       $  62       $ 106        $229
Fiduciary Class                                 $ 10       $  31       $  53        $118

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                      YEAR ENDED JUNE 30,
                                                   -------------------------------------------------------------------------------
                  FIDUCIARY                        1997              1996              1995              1994            1993(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   15.17         $   13.93         $   13.46         $   11.80        $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                              0.15              0.11              0.13              0.11             0.06
  Net realized and unrealized gains from
    investments                                      2.02              1.43              0.46              1.68             1.75
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     2.17              1.54              0.59              1.79             1.81
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                        (0.17)            (0.16)            (0.08)            (0.11)           (0.01)
  In excess of net investment income                (0.13)            (0.02)              --                --               --
  From net realized gains                           (0.15)            (0.12)            (0.04)            (0.01)             --
  In excess of net realized gains                     --                --                --              (0.01)             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.45)            (0.30)            (0.12)            (0.13)           (0.01)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $   16.89         $   15.17         $   13.93         $   13.46        $   11.80
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                        14.64%            11.22%             4.20%            15.44%           26.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $ 449,949         $ 347,790         $ 218,299         $ 145,640        $  35,384
  Ratio of expenses to average net assets            0.86%             0.97%             1.04%             1.02%            1.22%(b)
  Ratio of net investment income to average
    net assets                                       1.00%             1.04%             1.25%             1.27%            1.37%(b)
  Ratio of expenses to average net assets*           0.86%             1.00%             1.04%             1.02%            2.34%(b)
  Ratio of net investment income to average
    net assets*                                      1.00%             1.01%             1.25%             1.27%            0.25%(b)
  Portfolio turnover(c)                              9.61%             6.28%             4.67%             7.74%            3.10%
  Average commission rate paid(d)               $  0.0034         $  0.0022

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Fiduciary Shares commenced offering on April 5,
  1993.  (b) Annualized.   (c) Portfolio turnover is calculated on the basis of
  the Fund as a whole without distinguishing among the classes of shares issued. (d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                                                                                    YEAR ENDED JUNE 30,
                                                   ------------------------------------------------------------------------------
                   CLASS A                         1997              1996              1995              1994            1993(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   15.16         $   13.92         $   13.49         $   11.80      $   11.74
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                              0.11              0.14              0.12              0.09           0.02
  Net realized and unrealized gains from
    investments                                      2.03              1.40              0.43              1.67           0.04
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     2.14              1.54              0.55              1.76           0.06
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                        (0.13)            (0.16)            (0.08)            (0.05)          --
  In excess of net investment income                (0.10)            (0.02)              --                --            --
  From net realized gains                           (0.15)            (0.12)            (0.04)            (0.02)          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.38)            (0.30)            (0.12)            (0.07)          --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $   16.92         $   15.16         $   13.92         $   13.49         $11.80
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                14.31%            11.20%             3.87%            15.18%          2.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $  12,562         $  10,789         $   5,028         $   2,395         $  153
  Ratio of expenses to average net assets            1.11%             1.22%             1.28%             1.26%          1.47%(b)
  Ratio of net investment income to average
    net assets                                       0.73%             0.79%             1.09%             1.15%          2.10%(b)
  Ratio of expenses to average net assets*           1.19%             1.35%             1.38%             1.36%          2.35%(b)
  Ratio of net investment income to average
    net assets*                                      0.65%             0.66%             0.99%             1.05%          1.22%(b)
  Portfolio turnover(c)                              9.61%             6.28%             4.67%             7.74%          3.10%
  Average commission rate paid(d)               $  0.0034         $  0.0022

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced operations on April 2, 1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

16

THE ONE GROUP(R) INTERNATIONAL EQUITY INDEX FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                        ----------------------------------------------------------
                              CLASS B                                   1997             1996             1995          1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  14.79         $  13.73         $  13.40      $  13.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.09             0.03             0.03          0.06
  Net realized and unrealized gains from investments                      1.86             1.32             0.41          0.34
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          1.95             1.35             0.44          0.40
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                             (0.08)           (0.15)           (0.07)           --
  In excess of net investment income                                     (0.07)           (0.02)             --             --
  From net realized gains                                                (0.15)           (0.12)           (0.04)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.30)           (0.29)           (0.11)           --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  16.44         $  14.79         $  13.73      $  13.40
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                     13.37%            9.97%            3.17%         3.23%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $ 10,033         $  5,856         $  3,687      $  1,872
  Ratio of expenses to average net assets                                 1.86%            1.97%            2.04%         2.00%(c)
  Ratio of net investment income to average net assets                    0.08%            0.04%            0.25%         1.37%(c)
  Ratio of expenses to average net assets*                                1.86%            2.00%            2.04%         2.00%(c)
  Ratio of net investment income to average net assets*                   0.08%            0.01%            0.25%         1.37%(c)
  Portfolio turnover(d)                                                   9.61%            6.28%            4.67%         7.74%
  Average commission rate paid(e)                                     $ 0.0034         $ 0.0022

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                                                                             17
THE ONE GROUP(R)

DISCIPLINED VALUE FUND
----------------------
[ICON] INVESTMENT OBJECTIVE
The Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund primarily invests in the equity securities of companies with below-market average price-to-earnings and price-to-book value ratios. The Fund considers the issuer's soundness and earnings prospects. If Banc One Investment Advisors determines that a company's fundamentals are declining or that the company's ability to pay dividends has been impaired, it likely will eliminate the Fund's holding of the company's stock.

[ICON] PORTFOLIO SECURITIES
The Fund normally invests at least 80% of its total assets in equity securities, including common stocks, debt securities, and preferred stocks that are convertible into common stocks. A portion of the Fund's assets will be held in cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities which may increase or decrease in value. Therefore, the value of your investment in the Fund may increase or decrease in value. Before you invest, please read "More About the Funds" and "Investment Practices."

[ICON] FUND MANAGEMENT
The Fund is managed by a team of portfolio managers, research analysts, and other investment management professionals. Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees                       .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver) (4)              .25%     1.00%     1.00%          none
Other Expenses                                 .26%      .26%      .26%          .26%
Total Fund Operating Expenses (after fee
  waiver) (5)                                 1.25%     2.00%     2.00%         1.00%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.35% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $189
Class A (without fee waiver)                    $ 58       $  86       $ 116        $200
Class B                                         $ 70       $  93       $ 128        $213
Class C                                         $ 30       $  63       $ 108        $233
Fiduciary Class                                 $ 10       $  32       $  55        $122









Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $189
Class A (without fee waiver)                    $ 58       $  86       $ 116        $200
Class B                                         $ 20       $  63       $ 108        $213
Class C                                         $ 20       $  63       $ 108        $233
Fiduciary Class                                 $ 10       $  32       $  55        $122

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

18

THE ONE GROUP(R) DISCIPLINED VALUE FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                              YEAR ENDED JUNE 30,
                                            ----------------------------------------------------------------------------------------
                FIDUCIARY                      1997         1996         1995         1994         1993         1992         1991
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   14.69    $   13.20    $   11.90    $   12.76    $   11.49    $   10.20    $   10.42
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          0.22         0.29         0.28         0.26         0.28         0.34         0.39
  Net realized and unrealized gains from
    investments                                  2.57         2.27         1.57         0.29         1.27         1.29        (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                 2.79         2.56         1.85         0.55         1.55         1.63         0.16
------------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                    (0.22)       (0.29)       (0.27)       (0.26)       (0.28)       (0.34)       (0.38)
  From net realized gains                       (1.61)       (0.78)       (0.28)       (1.15)         --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (1.83)       (1.07)       (0.55)       (1.41)       (0.28)       (0.34)       (0.38)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   15.65    $   14.69    $   13.20    $   11.90    $   12.76    $   11.49    $   10.20
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                    20.56%       20.10%       16.03%        4.04%       13.58%       16.24%        1.75%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $ 562,302    $ 522,474    $ 448,530    $ 418,238    $ 211,785    $ 115,234    $  74,481
  Ratio of expenses to average net assets        0.98%        0.99%        1.00%        0.93%        0.89%        0.69%        0.41%
  Ratio of net investment income to
    average net assets                           1.52%        2.04%        2.21%        2.14%        2.30%        3.17%        3.92%
  Ratio of expenses to average net assets*       0.98%        1.00%        1.10%        0.98%        1.08%        1.23%        1.15%
  Ratio of net investment income to
    average net assets*                          1.52%        2.03%        2.11%        2.09%        2.11%        2.63%        3.18%
  Portfolio turnover(a)                         92.66%       90.55%      176.66%       56.33%      108.79%       25.32%       49.62%
  Average commission rate paid(b)           $  0.0601    $  0.0576

                                            ------------------------
                FIDUCIARY                       1990       1989(c)
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.85    $   10.00
--------------------------------------------------------------------
Investment Activities
  Net investment income                          0.48         0.14
  Net realized and unrealized gains from
    investments                                 (0.09)        0.85
--------------------------------------------------------------------
Total from Investment Activities                 0.39         0.99
--------------------------------------------------------------------
Distributions
  From net investment income                    (0.48)       (0.14)
  From net realized gains                       (0.34)         --
---------------------------------------------------------------------
Total Distributions                             (0.82)       (0.14)
---------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   10.42    $   10.85
---------------------------------------------------------------------
Total Return                                     3.49%       29.90%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $  59,992    $  45,872
  Ratio of expenses to average net assets        0.35%        0.33%(d)
  Ratio of net investment income to
    average net assets                           4.36%        3.95%(d)
  Ratio of expenses to average net assets*       1.09%        1.07%(d)
  Ratio of net investment income to
    average net assets*                          3.62%        3.21%(d)
  Portfolio turnover(a)                         51.14%       14.66%
  Average commission rate paid(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) Fiduciary Class Shares commenced offering on March 2, 1989. (d) Annualized.

                                                                                          YEAR ENDED JUNE 30,
                                                       ----------------------------------------------------------------------------
                       CLASS A                            1997         1996         1995         1994         1993       1992(c)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   14.72    $   13.22    $   11.91    $   12.75    $   11.49  $  11.45
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                     0.19         0.25         0.24         0.24         0.25      0.12
  Net realized and unrealized gains from investments        2.57         2.28         1.59         0.30         1.26      0.06
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            2.76         2.53         1.83         0.54         1.51      0.18
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                               (0.19)       (0.25)       (0.24)       (0.23)       (0.25)    (0.14)
  From net realized gains                                  (1.61)       (0.78)       (0.26)       (1.10)         --        --
  In excess of net realized gains                            --           --         (0.02)       (0.05)         --        --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (1.80)       (1.03)       (0.52)       (1.38)       (0.25)    (0.14)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   15.68    $   14.72    $   13.22    $   11.91    $   12.75    $11.49
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       20.21%       19.80%       15.43%        3.95%       13.27%     1.56%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $  23,909    $  20,838    $  13,560    $  10,448    $   3,435    $   35
  Ratio of expenses to average net assets                   1.23%        1.24%        1.26%        1.18%        1.12%     1.29%(d)
  Ratio of net investment income to average net
    assets                                                  1.26%        1.79%        1.99%        2.00%        2.06%     2.43%(d)
  Ratio of expenses to average net assets*                  1.31%        1.35%        1.36%        1.33%        1.46%     1.49%(d)
  Ratio of net investment income to average net
    assets*                                                 1.18%        1.68%        1.89%        1.85%        1.72%     2.23%(d)
  Portfolio turnover(a)                                    92.66%       90.55%      176.66%       56.33%      108.79%    25.32%
  Average commission rate paid(b)                      $  0.0601    $  0.0576

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
    (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) Class A Shares commenced offering on February 18, 1992. (d) Annualized.

THE ONE GROUP(R) DISCIPLINED VALUE FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                       -----------------------------------------------------------
                              CLASS B                                   1997             1996             1995         1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  14.69         $  13.19         $  11.90      $  12.60
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.08             0.15             0.15          0.07
  Net realized and unrealized gains (losses) from investments             2.55             2.27             1.58         (0.70)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          2.63             2.42             1.73         (0.63)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                             (0.07)           (0.14)           (0.15)        (0.06)
  In excess of net investment income                                       --               --             (0.01)        (0.01)
  From net realized gains                                                (1.61)           (0.78)           (0.28)          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (1.68)           (0.92)           (0.44)        (0.07)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  15.64         $  14.69         $  13.19      $  11.90
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                     19.19%           18.93%           14.92%        (5.00)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $ 20,499         $ 16,305         $ 11,222      $  5,356
  Ratio of expenses to average net assets                                 1.98%            1.99%            2.00%         1.96%(c)
  Ratio of net investment income to average net assets                    0.51%            1.04%            1.26%         1.80%(c)
  Ratio of expenses to average net assets*                                1.98%            2.00%            2.01%         1.96%(c)
  Ratio of net investment income to average net assets*                   0.51%            1.03%            1.25%         1.80%(c)
  Portfolio turnover(d)                                                  92.66%           90.55%          176.66%        56.33%
  Average commission rate paid(e)                                     $ 0.0601         $ 0.0576

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

20


THE ONE GROUP(R)

EQUITY INDEX FUND
-----------------
[ICON] INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the S&P 500 Index.*

[ICON] INVESTMENT STRATEGY

The Fund invests primarily in stocks included in the S&P 500 Index and, secondarily in stock index futures. Banc One Investment Advisors will seek to achieve a correlation between the performance of the Fund and that of the S&P 500 Index. To implement this strategy, Banc One Investment Advisors generally selects stocks in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 0.95, without taking into account expenses. Perfect correlation would be 1.00.


[ICON] PORTFOLIO SECURITIES

The percentage of a stock that the Fund holds will be approximately the same percentage that the stock represents in the S&P 500 Index. In addition, the Fund may hold up to 10% of its net assets in cash or cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities, which may increase or decrease in value. Therefore, the value of your investment in the Fund may increase or decrease in value. Because the Fund's investments are tied to an index, fluctuations in the index will affect the value of your investment in the Fund. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT
Michael D. Weiner has been the Manager of the Fund since November 1994. Mr. Weiner also serves as the Managing Director of Equity Research for Banc One Investment Advisors. Before joining Banc One Investment Advisors, Mr. Weiner served as the Director of Research and Head of U.S. Equities for the Dupont Pension Fund Investment Company of Wilmington, Delaware from 1986 to 1994.

*"Standard & Poor's 500" is a registered service mark of Standard & Poor's
 Corporation, which does not sponsor and is in no way affiliated with the Fund.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none
ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .10%      .10%      .10%          .10%
12b-1 Fees (after fee waiver) (5)              .25%     1.00%     1.00%          none
Other Expenses (6)                             .25%      .25%      .25%          .25%
Total Fund Operating Expenses (after fee
  waivers) (7)                                 .60%     1.35%     1.35%          .35%

(1) If you buy or sell shares through an account with a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .30% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(6) Without the fee waiver, other expenses would be .35% for all classes.
(7) Without the voluntary reduction of Investment Advisory, 12b-1 fees and other expenses, Total Operating Expenses would be 1.00% for Class A shares, 1.65% for Class B shares, 1.65% for Class C shares and .65% for Fiduciary Class shares.





 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 51       $  63       $  77        $117
Class A (without fee waivers)                   $ 55       $  75       $  98        $162
Class B                                         $ 64       $  73       $  94        $142
Class B (without fee waivers)                   $ 67       $  82       $ 110        $175
Class C                                         $ 24       $  43       $  74        $162
Class C (without fee waivers)                   $ 27       $  52       $  90        $195
Fiduciary Class                                 $  4       $  11       $  20        $ 44
Fiduciary Class (without fee waiver)            $  7       $  21       $  36        $ 81

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 51       $  63       $  77        $117
Class A (without fee waivers)                   $ 55       $  75       $  98        $162
Class B                                         $ 14       $  43       $  74        $142
Class B (without fee waivers)                   $ 17       $  52       $  90        $175
Class C                                         $ 14       $  43       $  74        $162
Class C (without fee waivers)                   $ 17       $  52       $  90        $195
Fiduciary Class                                 $  4       $  11       $  20        $ 44
Fiduciary Class (without fee waivers)           $  7       $  21       $  36        $ 81

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) EQUITY INDEX FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                         YEAR ENDED JUNE 30,
                                      -------------------------------------------------------------------------------------------
            FIDUCIARY                 1997             1996             1995             1994             1993           1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD
                                   $   16.66        $   14.03        $   11.59        $   11.92        $   10.92       $ 10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                 0.35             0.33             0.32             0.29             0.30          0.26
  Net realized and unrealized
    gains (losses) from
    investments                         5.27             3.16             2.59            (0.20)            1.13          0.95
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities        5.62             3.49             2.91             0.09             1.43          1.21
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income           (0.33)           (0.33)           (0.29)           (0.29)           (0.30)        (0.26)
  In excess of net investment
    income                             --               (0.01)           (0.02)           (0.04)           --            --
  From net realized gains              (0.15)           (0.52)           (0.16)           (0.09)           (0.13)        (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.48)           (0.86)           (0.47)           (0.42)           (0.43)        (0.29)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $   21.80        $   16.66        $   14.03        $   11.59        $   11.92       $ 10.92
----------------------------------------------------------------------------------------------------------------------------------
Total Return                           34.30%           25.47%           25.79%            0.63%           13.04%        12.14%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                          $ 480,819        $ 321,058        $ 234,895       $  165,370        $  96,446       $62,150
  Ratio of expenses to average
    net assets                          0.30%            0.30%            0.33%            0.46%            0.50%         0.73%(d)
  Ratio of net investment income
    to average net assets               1.87%            2.18%            2.57%            2.44%            2.46%         2.43%(d)
  Ratio of expenses to average
    net assets *                        0.61%            0.59%            0.66%            0.59%            0.87%         1.16%(d)
  Ratio of net investment income
    to average net assets *             1.56%            1.89%            2.24%            2.31%            2.09%         2.00%(d)
  Portfolio turnover(a)                 5.81%            9.08%            2.71%           11.81%            2.71%        21.90%
  Average commission rate paid(b)  $   0.0449       $   0.0490

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) The Fund commenced operations on July 2, 1991. (d) Annualized.

                                                                         YEAR ENDED JUNE 30,
                                      -------------------------------------------------------------------------------------------
             CLASS A                  1997             1996             1995             1994             1993           1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD
                                   $   16.67        $   14.02        $   11.59        $   11.91        $   10.92        $10.94
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                 0.29             0.27             0.29             0.28             0.30          0.08
  Net realized and unrealized
    gains (losses) from
    investments                         5.28             3.18             2.58            (0.20)            1.10            --
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities        5.57             3.45             2.87             0.08             1.40          0.08
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income           (0.28)           (0.27)           (0.28)           (0.27)           (0.28)        (0.10)
  In excess of net investment
    income                             --               (0.01)           --               (0.04)           --               --
  From net realized gains              (0.15)           (0.52)           (0.16)           (0.09)           (0.13)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                    (0.43)           (0.80)           (0.44)           (0.40)           (0.41)        (0.10)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $   21.81        $   16.67        $   14.02        $   11.59        $   11.91        $10.92
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                              33.94%           25.16%           25.43%            0.56%           12.75%         1.32%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                          $  98,338          $32,186         $  3,003           $1,416             $512        $    5
  Ratio of expenses to average
    net assets                          0.55%            0.55%            0.56%            0.62%            0.52%         1.09%(d)
  Ratio of net investment income
    to average net assets               1.59%            1.93%            2.38%            2.37%            2.51%         1.97%(d)
  Ratio of expenses to average
    net assets *                        0.95%            0.94%            1.01%            0.94%            0.99%         1.27%(d)
  Ratio of net investment income
    to average net assets *             1.19%            1.54%            1.94%            2.05%            2.04%         1.79%(d)
  Portfolio turnover(a)                 5.81%            9.08%            2.71%           11.81%            2.71%        21.90%
  Average commission rate paid(b)  $   0.0449       $  0.0490

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) Class A Shares commenced offering on February 18, 1992. (d) Annualized.

22


THE ONE GROUP(R) EQUITY INDEX FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                    --------------------------------------------------------------
             CLASS B                                                1997             1996             1995           1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD
                                                                 $   16.68        $   14.05        $   11.61        $   12.39
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                               0.16             0.16             0.18             0.09
  Net realized and unrealized
    gains (losses) from
    investments                                                       5.27             3.16             2.61            (0.78)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                      5.43             3.32             2.79            (0.69)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                         (0.16)           (0.16)           (0.19)           (0.09)
  In excess of net investment
    income                                                           --               (0.01)           --               --
  From net realized gains                                            (0.15)           (0.52)           (0.16)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (0.31)           (0.69)           (0.35)           (0.09)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $   21.80        $   16.68        $   14.05        $   11.61
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                                                            32.93%           24.05%           24.58%           (5.57)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                                                        $ 168,699        $  38,538        $   1,408        $  248
  Ratio of expenses to average
    net assets                                                        1.30%            1.30%            1.34%         1.10%(c)
  Ratio of net investment income
    to average net assets                                             0.83%            1.18%            1.60%         2.08%(c)
  Ratio of expenses to average
    net assets*                                                       1.61%            1.59%            1.67%         1.15%(c)
  Ratio of net investment income
    to average net assets*                                            0.52%            0.89%            1.27%         2.03%(c)
  Portfolio turnover(d)                                               5.81%            9.08%            2.71%        11.81%
  Average commission rate paid(e)                                $   0.0449       $   0.0490

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                                                                             23
THE ONE GROUP(R)

INCOME EQUITY FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund attempts to keep its yield above the S&P 500 Index* by investing in common stocks of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. Continued payment of dividends cannot be assured. Because achieving yield is the primary consideration in selecting securities, stocks of companies that are out of favor in the financial community may also be purchased.

[ICON] PORTFOLIO SECURITIES

The Fund normally invests at least 65% of its total assets in the equity securities of companies described above, including common stocks, debt securities, and preferred stocks that are convertible into common stocks. A portion of the Fund's assets will be held in cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities, which may increase or decrease in value. Therefore, the value of your investment in the Fund may increase or decrease in value. Before you invest, please read "More About the Funds" and "Investment Practices."

[ICON] FUND MANAGEMENT
R. Lynn Yturri has served as manager of the Fund since July, 1993. Mr. Yturri has 25 years of investment management experience. Prior to 1993, Mr. Yturri served as Manager of Trust Investments at Valley National Bank of Arizona before the bank was acquired by BANC ONE CORPORATION.

*"Standard & Poor's 500" is a registered service mark of Standard & Poor's
 Corporation, which does not sponsor and is in no way affiliated with the Fund.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3)
  (as a percentage of average
   daily net assets)
Investment Advisory Fees                       .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver) (4)              .25%     1.00%     1.00%          none
Other Expenses                                 .27%      .27%      .27%          .27%
Total Fund Operating Expenses
  (after fee waiver) (5)                      1.26%     2.01%     2.01%         1.01%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.36% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $190
Class A (without fee waiver)                    $ 58       $  86       $ 116        $201
Class B                                         $ 70       $  93       $ 128        $214
Class C                                         $ 30       $  63       $ 108        $234
Fiduciary Class                                 $ 10       $  32       $  56        $124




Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 57       $  83       $ 111        $190
Class A (without fee waiver)                    $ 58       $  86       $ 116        $201
Class B                                         $ 20       $  63       $ 108        $214
Class C                                         $ 20       $  63       $ 108        $234
Fiduciary Class                                 $ 10       $  32       $  56        $124

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

24

THE ONE GROUP(R) INCOME EQUITY FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                    YEAR ENDED JUNE 30,
                                  ----------------------------------------------------------------------------------------
           FIDUCIARY                 1997         1996         1995         1994         1993         1992         1991
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $   17.65    $   15.13    $   13.22    $   13.21    $   12.24    $   11.35    $   11.06
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                0.36         0.40         0.40         0.39         0.43         0.49         0.54
  Net realized and unrealized
    gains from investments             4.89         3.22         2.28         0.01         0.97         0.90         0.26
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities       5.25         3.62         2.68         0.40         1.40         1.39         0.80
--------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income          (0.36)       (0.40)       (0.40)       (0.39)       (0.43)       (0.50)       (0.51)
  From net realized gains             (0.61)       (0.70)       (0.37)       --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.97)       (1.10)       (0.77)       (0.39)       (0.43)       (0.50)       (0.51)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $   21.93    $   17.65    $   15.13    $   13.22    $   13.21    $   12.24    $   11.35
--------------------------------------------------------------------------------------------------------------------------
Total Return                          30.90%       24.53%       21.04%        3.27%       11.56%       12.36%        7.48%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                         $ 649,007    $ 321,827    $ 170,919    $ 198,787    $ 153,144    $ 125,050    $  73,552
  Ratio of expenses to average
    net assets                         1.00%        0.98%        1.01%        0.98%        0.90%        0.70%        0.42%
  Ratio of net investment income
    to average net assets              1.91%        2.44%        2.85%        3.18%        3.37%        4.12%        4.80%
  Ratio of expenses to average
    net assets*                        1.00%        1.01%        1.01%        1.05%        1.07%        1.23%        1.16%
  Ratio of net investment income
    to average net assets*             1.91%        2.41%        2.85%        3.11%        3.20%        3.59%        4.06%
  Portfolio turnover(a)               28.18%       14.92%        4.03%       22.69%        7.53%        5.99%        9.36%
  Average commission rate
    paid(b)                       $  0.0681    $  0.0673

                                  -------------------------------------
           FIDUCIARY                   1990        1989      1988(d)
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $   10.32    $    9.10    $   10.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                0.53         0.45         0.23
  Net realized and unrealized
    gains from investments             0.77         1.22        (0.40)
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities       1.30         1.67        (0.67)
--------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income          (0.56)       (0.45)       (0.23)
  From net realized gains               --           --           --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.56)       (0.45)       (0.23)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $   11.06    $   10.32    $    9.10
--------------------------------------------------------------------------------------------------------------------------
Total Return                          12.79%       18.59%       (6.73)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                         $  37,056    $  24,591    $   1,028
  Ratio of expenses to average
    net assets                         0.49%        0.66%        2.29%(c)
  Ratio of net investment income
    to average net assets              4.94%        5.35%        2.43%(c)
  Ratio of expenses to average
    net assets*                        1.23%        1.42%        3.23%(c)
  Ratio of net investment income
    to average net assets*             4.20%        4.59%        1.99%(c)
  Portfolio turnover(a)                9.81%        7.14%       18.65%
  Average commission rate
    paid(b)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) Annualized. (d) Share class commenced operations July 2, 1987.

                                                                                   YEAR ENDED JUNE 30,
                                                          ------------------------------------------------------------------------
                       CLASS A                            1997         1996         1995         1994         1993       1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD                   $   17.64    $   15.11    $   13.20    $   13.20    $   12.23   $ 12.34
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                     0.31         0.38         0.03         0.36         0.40      0.20
  Net realized and unrealized gains from investments        4.87         3.20         2.29          --          0.98     (0.10)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            5.18         3.58         2.32         0.36         1.38      0.10
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                               (0.31)       (0.35)       (0.03)       (0.34)       (0.41)    (0.21)
  In excess of net investment income                         --           --         (0.01)       (0.02)         --        --
  From net realized gains                                  (0.61)       (0.70)       (0.37)         --           --        --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.92)       (1.05)       (0.41)       (0.36)       (0.41)    (0.21)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   21.90    $   17.64    $   15.11    $   13.20    $   13.20    $12.23
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                       30.39%       24.23%       20.79%        2.95%       11.38%     2.16%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $  78,976    $  44,284    $  13,793    $  12,054    $   9,513    $  118
  Ratio of expenses to average net assets                   1.25%        1.23%        1.26%        1.23%        1.11%     1.29%(d)
  Ratio of net investment income to average net
    assets                                                  1.65%        2.19%        2.61%        3.01%        3.32%     3.97%(d)
  Ratio of expenses to average net assets*                  1.34%        1.36%        1.36%        1.40%        1.43%     1.49%(d)
  Ratio of net investment income to average net
    assets*                                                 1.56%        2.06%        2.51%        2.84%        3.00%     3.77%(d)
  Portfolio turnover(a)                                    28.18%       14.92%        4.03%       22.69%        7.53%     5.99%
  Average commission rate paid(b)                      $  0.0681    $  0.0673

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (c) Class A Shares commenced offering on February 18, 1992. (d) Annualized.

THE ONE GROUP(R) INCOME EQUITY FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          ----------------------------------------------------
                              CLASS B                                   1997             1996             1995            1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  17.68         $  15.14         $  13.23         $  13.83
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.17             0.24             0.26             0.11
  Net realized and unrealized gains (losses) from investments             4.89             3.23             2.29            (0.60)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          5.06             3.47             2.55            (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                             (0.18)           (0.23)           (0.25)           (0.11)
  In excess of net investment income                                     --               --               (0.02)           --
  From net realized gains                                                (0.61)           (0.70)           (0.37)           --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.79)           (0.93)           (0.64)           (0.11)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  21.95         $  17.68         $  15.14         $  13.23
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                     29.48%           23.41%           19.91%        (3.37)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $79,518          $29,169          $3,468           $1,714
  Ratio of expenses to average net assets                                 2.00%            1.98%            2.01%         1.95%(c)
  Ratio of net investment income to average net assets                    0.89%            1.44%            1.88%         2.70%(c)
  Ratio of expenses to average net assets*                                2.00%            2.01%            2.02%         1.95%(c)
  Ratio of net investment income to average net assets*                   0.89%            1.41%            1.87%         2.70%(c)
  Portfolio turnover(d)                                                  28.18%           14.92%            4.03%           22.69%
  Average commission rate paid (e)                                    $  0.0681        $  0.0673

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not Annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

26


THE ONE GROUP(R)

VALUE GROWTH FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks long term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

[ICON] INVESTMENT STRATEGY
The Fund invests primarily in common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of overlooked or undervalued companies that have the potential for earnings growth over time. Although the Fund expects to invest in securities that pay a moderate level of income, it may also invest in non-income producing securities if the potential for capital growth or future income appears promising. Because the Fund seeks return over the long term, Banc One Investment Advisors will not attempt to time the market.

[ICON] PORTFOLIO SECURITIES
The Fund normally invests at least 65% of its total assets in the securities described in "Investment Strategy." Up to 35% of its total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash, and cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in equity securities which may increase or decrease in value. As a result, your investment in the Fund may increase or decrease in value. The Fund also will invest in fixed income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent that the Fund invests in debt securities with speculative characteristics. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT

Michael D. Weiner has been the Manager of the Fund since February, 1996. Since 1994, Mr. Weiner also has served as manager of the Equity Index Fund. Mr. Weiner also serves as the Managing Director of Equity Research for Banc One Investment Advisors. Before joining Banc One Investment Advisors, Mr. Weiner served as the Director of Research and Head of U.S. Equities for the Dupont Pension Fund Investment Company of Wilmington, Delaware from 1986 to 1994.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3)
  (as a percentage of average daily
   net assets)
Investment Advisory Fees                       .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver) (4)              .25%     1.00%     1.00%          none
Other Expenses                                 .31%      .31%      .31%          .31%
Total Fund Operating Expenses
  (after fee waiver) (5)                      1.30%     2.05%     2.05%         1.05%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.40% for Class A shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 58       $  84       $ 113        $195
Class A (without fee waiver)                    $ 59       $  87       $ 118        $205
Class B                                         $ 71       $  94       $ 130        $219
Class C                                         $ 31       $  64       $ 110        $238
Fiduciary Class                                 $ 11       $  33       $  58        $128

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 58       $  84       $ 113        $195
Class A (without fee waiver)                    $ 59       $  87       $ 118        $205
Class B                                         $ 21       $  64       $ 110        $219
Class C                                         $ 21       $  64       $ 110        $238
Fiduciary Class                                 $ 11       $  33       $  58        $128

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) VALUE GROWTH FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                    YEAR            MARCH 26,
                                                                                                    ENDED            1996 TO
                                                                                                  JUNE 30,          JUNE 30,
                                           FIDUCIARY                                                1997             1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                              $   10.39         $   10.00
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                0.11              0.03
  Net realized and unrealized gains from investments                                                   2.85              0.39
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                       2.96              0.42
------------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                          (0.11)            (0.03)
  From net realized gains                                                                             (1.73)            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                   (1.84)            (0.03)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                    $   11.51         $   10.39
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                          31.97%            10.49%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                               $430,837          $ 191,212
  Ratio of expenses to average net assets                                                              0.98%             0.95%(d)
  Ratio of net investment income to average net assets                                                 1.06%             1.13%(d)
  Ratio of expenses to average net assets*                                                             1.00%             1.04%(d)
  Ratio of net investment income to average net assets*                                                1.04%             1.04%(d)
  Portfolio turnover(e)                                                                              113.17%            65.21%
  Average commission rate paid(f)                                                                 $  0.0532         $  0.0373

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of The One
  Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                                           SEVEN MONTHS                              YEAR ENDED JUNE 30,
                             YEAR ENDED     ENDED JUNE
                              JUNE 30,         30,               ------------------------------------------------------------
          CLASS A               1997         1996(a)           1995           1994           1993           1992           1991
NET ASSET VALUE, BEGINNING
  OF PERIOD                  $   10.39      $    11.15      $    9.00      $   10.02      $    9.42      $    7.80      $    6.39
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities Net
  investment income               0.09            0.94           0.12           0.13           0.11           0.11           0.12
  Net realized and
    unrealized gains
    (losses) from
    investments                   2.83            0.08           2.44          (0.56)          0.83           1.75           1.44
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                      2.92            1.02           2.56          (0.43)          0.94           1.86           1.56
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income     (0.08)          (0.94)         (0.12)         (0.14)         (0.12)         (0.10)         (0.14)
  In excess of net
    investment income            --              (0.01)         --             --             --             --             --
  From net realized gains        (1.73)          (0.83)         (0.29)         (0.45)         (0.22)         (0.14)         (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions              (1.81)          (1.78)         (0.41)         (0.59)         (0.34)         (0.24)         (0.15)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                     $   11.50      $    10.39      $   11.15      $    9.00      $   10.02      $    9.42      $    7.80
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                        31.53%       10.40%(b)         29.57%        (4.32)%         10.13%         24.27%         24.97%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)             $47,306        $35,984         $217,978       $173,198       $171,141       $133,614       $93,400
  Ratio of expenses to
    average net assets            1.23%        0.97%(c)          0.95%          0.96%          0.96%          0.97%          0.95%
  Ratio of net investment
    income to average net
    assets                        0.83%        0.65%(c)          1.25%          1.34%          1.21%          1.25%          1.73%
  Ratio of expenses to
    average net assets*           1.34%        1.05%(c)          0.95%          0.96%          0.96%          0.97%          1.02%
  Ratio of net investment
    income to average net
    assets*                       0.72%        0.77%(c)          1.25%          1.34%          1.21%          1.25%          1.66%
  Portfolio turnover(d)         113.17%          65.21%         77.00%         53.00%         66.00%         43.00%         54.00%
  Average commission rate
    paid(e)                  $   0.0532     $    0.0373

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

28

THE ONE GROUP(R) VALUE GROWTH FUND    FINANCIAL HIGHLIGHTS

                                                                                SEVEN
                                                                YEAR            MONTHS              Year             September 9,
                                                               ENDED            ENDED              ended               1994 to
                                                              JUNE 30,         JUNE 30,         November 30,         November 30,
                          CLASS B                               1997           1996(a)              1995               1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.39         $  11.16           $   9.01             $   9.85
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                           0.01             0.91               0.05                 0.02
  Net realized and unrealized gains (losses) from
    investments                                                   2.82             0.07               2.46                (0.84)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                  2.83             0.98               2.51                (0.82)
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                    (0.02)           (0.91)              (0.07)               (0.02)
  In excess of net investment income                             --              (0.01)              --                   --
  From net realized gains                                       (1.73)           (0.83)              (0.29)               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                             (1.75)           (1.75)              (0.36)               (0.02)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  11.47         $  10.39           $  11.16             $   9.01
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            30.52%         9.86%(c)              28.74%            (8.31)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $10,517          $4,673            $2,923                 $412
  Ratio of expenses to average net assets                        1.98%         1.56%(d)               1.70%              1.71%(d)
  Ratio of net investment income to average net assets           0.07%         0.13%(d)               0.38%              0.76%(d)
  Ratio of expenses to average net assets*                       2.00%         1.94%(d)               1.70%              1.71%(d)
  Ratio of net investment income to average net assets*          0.05%         0.05%(d)               0.38%              0.76%(d)
  Portfolio turnover(e)                                        113.17%           65.21%              77.00%               53.00%
  Average commission rate paid(f)                             $ 0.0532         $ 0.0373

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996. (b) Class B Shares commenced offering September 9, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

THE ONE GROUP(R)

SMALL CAPITALIZATION FUND
[ICON] INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization and emerging growth companies.

[ICON] INVESTMENT STRATEGY

The Fund invests primarily in common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of small capitalization companies. Generally, Banc One Investment Advisors selects a portfolio of companies with a market capitalization equivalent to the median market capitalization of the S&P Small-Cap 600 Index*, although the Fund may occasionally hold securities of companies with larger capitalizations if doing so contributes to the Fund's investment objective. This Fund was formerly called The One Group Gulf South Growth Fund.

[ICON] PORTFOLIO SECURITIES

The Fund invests at least 65% of its total assets in the securities described in "Investment Strategy." Up to 35% of its total assets may be invested in U.S. Government Securities, other investment grade fixed income securities, cash, and cash equivalents. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS

The Fund invests in equity securities which may increase or decrease in value. As a result, your investment in the Fund may increase or decrease in value. Also, smaller companies may be subject to greater business risks than larger companies. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT


In 1996, Richard R. Jandrain, III, Senior Managing Director of Equity Securities for Banc One Investment Advisors, became co-manager of the Fund. Mr. Jandrain has been a manager of the Growth Opportunities Fund since 1994. Mr. Jandrain has over 19 years of investment experience and has served in various investment management positions with Banc One Investment Advisors and its affiliates for the past eight years.
   Donald E. Allred has served as co-manager of the Fund since its inception in 1996. Mr. Allred served as manager of the Fund's predecessor, Paragon Gulf South Growth Fund, from its inception in 1991 to 1996. Mr. Allred has over 30 years of investment management experience.

*"Standard & Poor's Small-Cap 600" is a registered service mark of Standard &
 Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.


 SHAREHOLDER EXPENSES

                       SHAREHOLDER TRANSACTION EXPENSES (1)                         CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                                4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption
  proceeds, as applicable)                                                            none(2)  5.00%     1.00%          none
Redemption Fees                                                                       none      none      none          none
Exchange Fees                                                                         none      none      none          none
ANNUAL OPERATING EXPENSES (3) (as a percentage of average daily net assets)
Investment Advisory Fees                                                              .74%      .74%      .74%          .74%
12b-1 Fees (after fee waiver) (4)                                                     .25%     1.00%     1.00%          none
Other Expenses                                                                        .32%      .32%      .32%          .32%
Total Fund Operating Expenses (after fee waiver) (5)                                 1.31%     2.06%     2.06%         1.06%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.41% for Class A shares.
 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                                                $ 58       $  85       $ 114        $196
Class A (without fee waiver)                                                           $ 59       $  88       $ 119        $206
Class B                                                                                $ 71       $  95       $ 131        $220
Class C                                                                                $ 31       $  65       $ 111        $239
Fiduciary Class                                                                        $ 11       $  34       $  58        $129

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                                                $ 58       $  85       $ 114        $196
Class A (without fee waiver)                                                           $ 59       $  88       $ 119        $206
Class B                                                                                $ 21       $  65       $ 111        $220
Class C                                                                                $ 21       $  65       $ 111        $239
Fiduciary Class                                                                        $ 11       $  34       $  58        $129

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

30

THE ONE GROUP(R) SMALL CAPITALIZATION FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                YEAR                MARCH 26,
                                                                                               ENDED                 1996 TO
                                                                                              JUNE 30,              JUNE 30,
                                       FIDUCIARY                                                1997                 1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $    10.75             $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)                                                                   (0.02)                 --
  Net realized and unrealized gains from investments                                               1.31                  0.78
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                   1.29                  0.78
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net realized gains                                                                        (1.10)                 (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                              (1.10)                 (0.03)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                               $    10.94             $   10.75
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                     13.44%              13.39%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                          $78,318               $83,371
  Ratio of expenses to average net assets                                                         1.02%                  0.96%(d)
  Ratio of net investment income (loss) to average net assets                                   (0.16)%                 (0.16)(d)
  Ratio of expenses to average net assets*                                                        1.12%                  1.05%(d)
  Ratio of net investment income (loss) to average net assets*                                  (0.26)%                (0.25)%(d)
  Portfolio turnover(e)                                                                          92.01%                 59.57%
  Average commission rate paid(f)                                                            $   0.0676             $    0.0685

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of The One
  Group. (b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                          YEAR         SEVEN MONTHS                                                                  FIVE MONTHS
                          ENDED         ENDED JUNE                      YEAR ENDED NOVEMBER 30,                         ENDED
                        JUNE 30,           30,           ------------------------------------------------------      NOVEMBER 30,
       CLASS A            1997           1996(a)           1995           1994           1993           1992           1991(f)
NET ASSET VALUE,
  BEGINNING OF PERIOD   $   10.73       $    11.50       $    9.36      $   10.11      $    9.48      $    7.38       $     6.37
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment
    income (loss)          (0.04)            (0.07)         (0.04)         (0.04)         (0.02)           0.01             0.01
  Net realized and
    unrealized gains
    (losses) from
    investments              1.35             1.40            2.35         (0.63)           0.88           2.10             1.01
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                 1.31             1.33            2.31         (0.67)           0.86           2.11             1.02
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment
    income                  --               --              --             --            (0.01)         (0.01)            (0.01)
  From net realized
    gains                  (1.10)            (2.10)         (0.17)         (0.08)         (0.22)          --               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions        (1.10)            (2.10)         (0.17)         (0.08)         (0.23)         (0.01)            (0.01)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
  OF PERIOD             $   10.94       $    10.73       $   11.50      $    9.36      $   10.11      $    9.48       $     7.38
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes
  Sales Charge)            13.52%         12.85%(b)         25.07%        (6.66)%          9.10%         28.59%         16.12%(b)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end of
    period (000)        $17,299         $18,356          $95,467        $77,540        $74,982        $55,719         $34,546
  Ratio of expenses to
    average net assets      1.27%          1.05%(c)          1.03%          1.00%          1.01%          1.00%          1.05%(c)
  Ratio of net
    investment income
    (loss) to average
    net assets            (0.41)%        (0.33)%(c)        (0.36)%        (0.38)%        (0.21)%          0.15%          0.31%(c)
  Ratio of expenses to
    average net
    assets*                 1.45%          1.37%(c)          1.03%          1.00%          1.01%          1.00%          1.05%(c)
  Ratio of net
    investment income
    (loss) to average
    net assets*           (0.59)%        (0.35)%(c)        (0.36)%        (0.30)%        (0.21)%          0.15%          0.31%(c)
  Portfolio
    turnover(d)            92.01%            59.57%         65.00%         51.00%         59.00%         42.00%            12.00%
  Average commission
    rate paid(e)        $  0.0676       $    0.0685

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year. (f) Period from commencement of operations.

THE ONE GROUP(R) SMALL CAPITALIZATION FUND    FINANCIAL HIGHLIGHTS

                                                                               SEVEN
                                                               YEAR            MONTHS              Year             September 12,
                                                              ENDED            ENDED              ended                1994 to
                                                             JUNE 30,         JUNE 30,         November 30,         November 30,
                          CLASS B                              1997           1996(a)              1995                1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                         $  10.72         $  11.56           $   9.47             $   10.40
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                                          (0.10)           (0.06)              (0.07)                (0.01)
  Net realized and unrealized gains (losses) from
    investments                                                  1.32             1.35               2.33                 (0.92)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 1.22             1.29               2.26                 (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net realized gains                                      (1.10)           (2.13)              (0.17)                --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (1.10)           (2.13)              (0.17)                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  10.84         $  10.72           $  11.56             $    9.47
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                           12.74%         12.47%(c)             24.21%             (9.08)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                          $3,835           $2,545            $1,814                  $231
  Ratio of expenses to average net assets                       2.02%         1.87%(d)               1.78%               1.75%(d)
  Ratio of net investment income (loss) to average net
    assets                                                    (1.16)%         (1.10)%(d)            (1.16)%            (0.90)%(d)
  Ratio of expenses to average net assets*                      2.12%         1.92%(d)               1.78%               1.75%(d)
  Ratio of net investment income (loss) to average net
    assets*                                                   (1.26)%         (1.15)%(d)            (1.16)%            (0.90)%(d)
  Portfolio turnover(e)                                        92.01%           59.57%              65.00%                51.00%
  Average commission rate paid(f)                            $ 0.0676         $ 0.0685

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to $10.00 effective March 26, 1996. (b) Class B Shares commenced offering September 12, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

                              MORE ABOUT THE FUNDS

32

PORTFOLIO QUALITY
----------------------------------------------------

The Funds only purchase securities that meet certain rating criteria.

- >If the Funds invest in municipal bonds, the bonds must be rated as investment grade.

- >Other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations, must be rated in one of the two highest investment grade categories at the time of investment.

- >Corporate bonds generally will be rated in one of the three highest investment grade categories.

- >Banc One Investment Advisors reserves the right to invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK
CONSIDERATIONS
----------------------------------------------------

DERIVATIVES: Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. These include:

- >options, futures contracts, and options on futures contracts

- >warrants

- >mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs)

- >asset-backed securities


- >swap, cap and floor transactions


- >new financial products

- >currency forwards

- >structured instruments

Derivatives may be riskier than traditional investments.

SMALL CAPITALIZATION COMPANIES: Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors effecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.


FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


INDEX FUNDS: An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be able to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

INTERNATIONAL FUNDS: Investments in foreign securities involve risks different from investments in U.S. securities. For more details, see "Investment Practices" and "Investment Risks." Because of these risk factors, the share price of the International Equity Index Fund is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

                     HOW TO DO BUSINESS WITH THE ONE GROUP

PURCHASING
FUND SHARES
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and the following holidays:
  New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Standard Time ("EST") will be effective that day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. EST (i) on the business day after the order is placed if you are buying Fiduciary Class shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

The One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Fiduciary Class shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares for six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.


  The One Group Fund Direct IRA. The One Group offers a retirement plan and, in 1998, will offer an education plan. These plans allow participants to defer taxes while their retirement and education savings grow. The education IRA requires a minimum investment of $500. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.


HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day at 4:00 p.m. EST.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANC ONE CORPORATION and its affiliates).

   - Subsequent investments must be at least $100 ($25 for employees of BANC ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3.Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

34

4.Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "The One Group" to:

  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "The One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- The One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


- You may revoke your right to make systematic investments by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES
----------------------------------------------------


The One Group Services Company compensates Shareholder Servicing Agents who sell shares of The One Group. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The One Group Services Company, at its own expense, also will provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events, and merchandise.

 CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                       SALES CHARGE AS A %
                         OF THE OFFERING       SALES CHARGE AS A %     COMMISSION AS A %
AMOUNT OF PURCHASE            PRICE            OF YOUR INVESTMENT      OF OFFERING PRICE
Less than $100,000            4.50%                   4.71%                  4.05%
$100,000-$249,999             3.50%                   3.63%                  3.05%
$250,000-$499,999             2.50%                   2.56%                  2.05%
$500,000-$999,999             2.00%                   2.04%                  1.60%
$1,000,000*                   0.00%                   0.00%                  0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       5.00%
         1-2                       4.00%
         2-3                       3.00%
         3-4                       3.00%
         4-5                       2.00%
         5-6                       1.00%
     more than 6                   0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       1.00%
  After first year                  none

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

36

12B-1 FEES

12b-1 fees are paid by The One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of The One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Fiduciary Class shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE
REDUCTIONS
AND WAIVERS
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - The One Group.

   - BANC ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with The One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a fund of The One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANC ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.


5. Bought with proceeds from the sale of Fiduciary Class shares of a Fund of The One Group or acquired in an exchange of Fiduciary Class shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund (other than a fund of The One Group) for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a Fund of The One Group.

8. Bought with assets of The One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other Funds of The One Group.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other Funds of The One Group.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

EXCHANGING
FUND SHARES
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Fiduciary Class shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group.

- Class A shares of a Fund may be exchanged for Fiduciary Class shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another Fund of The One Group.

- Class C shares of a Fund may be exchanged for Class C shares of another Fund of The One Group.

38

The One Group does not charge a fee for this privilege. In addition, The One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m., EST.

- You have provided The One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Fiduciary Class shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2.That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, The One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.


- In addition, The One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING
FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. EST will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  The One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8500
  Boston, MA 02266-8500

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association

  Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record; and

   3.the redemption check is mailed to the shareholder at the record address.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank; or


   2.State Street Bank and Trust Company or your Shareholder Servicing Agent.


- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.


- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Fiduciary Class shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or State Street Bank and Trust Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and The One Group has not yet received payment on the check, The One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, The One Group will automatically redeem shares in accounts which, because of shareholder redemptions, have values of less than $1,000. No sales charges will be assessed and you will be given 60 days to make additional investments in the Fund to increase the value of your account to at least $1,000.

- The One Group may suspend your ability to redeem, or will redeem your shares involuntarily, when it seems appropriate to do so in light of its responsibilities under the Federal securities laws. The Statement of Additional Information offers more details about this process.

                            SHAREHOLDER INFORMATION

40

VOTING RIGHTS
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANC ONE CORPORATION (100 East Broad Street, Columbus, Ohio, 43271), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Funds. This is because as of August 5, 1997, BANC ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Fiduciary Class shares of the Funds.

DIVIDEND POLICIES
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on the last business day of each month. Dividends are distributed on the first business day of the next month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Fiduciary Class shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8500, Boston, MA 02266-8500, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT
OF THE FUNDS
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT
OF SHAREHOLDERS
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including net short-term capital gains) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and dividends from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from The One Group. In addition, The One Group will periodically send you proxy statements and other reports.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

42

THE FUNDS
Each Fund is a series of The One Group, an open-end management investment company. The One Group currently consists of 40 separate Funds. Ten of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of The One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to The One Group since 1993. Prior to that time, The One Group was advised by affiliates of Banc One Investment Advisors. In addition to The One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1997, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, managed over $47 billion in assets.

For the fiscal year ended June 30, 1997, the Funds paid advisory fees at the following rates:

                       FUND NAME                          ANNUAL RATE AS PERCENTAGE
                                                         OF AVERAGE DAILY NET ASSETS
           The One Group(R) Asset Allocation Fund                    .55%
           The One Group(R) Large Company Growth
           Fund                                                      .74%
           The One Group(R) Large Company Value Fund                 .74%
           The One Group(R) Growth Opportunities
           Fund                                                      .74%
           The One Group(R) International Equity
           Index Fund                                                .55%
           The One Group(R) Disciplined Value Fund                   .74%
           The One Group(R) Equity Index Fund                        .10%
           The One Group(R) Income Equity Fund                       .74%
           The One Group(R) Value Growth Fund                        .74%
           The One Group(R) Small Capitalization
           Fund                                                      .74%

THE SUB-ADVISOR

Independence International Associates, Inc. ("Independence International"), 75 State Street, Boston, Massachusetts, 02109, is the sub-advisor to the International Equity Index Fund. Independence International specializes in the management of international equity portfolios. Independence International is an indirect subsidiary of John Hancock Mutual Life Insurance Company. As of June 30, 1997, Independence International had approximately $26.8 billion in assets under management.

For the fiscal year ended June 30, 1997, Banc One Investment Advisors paid Independence International sub-investment advisory fees at the following rates:

                      FUND ASSETS                         ANNUAL RATE AS PERCENTAGE
                                                         OF AVERAGE DAILY NET ASSETS
           Up to $10 million                                         .275%
           Over $10,000,000 up to $25,000,000                        .225%
           Over $25,000,000 up to $50,000,000                        .195%
           Over $50,000,000 up to $100,000,000                       .125%
           Over $100,000,000                                         .060%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of The One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee by the Funds for this service.

           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

44

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                            FUND NAME                            FUND CODE
              The One Group(R) Asset Allocation Fund                  1
              The One Group(R) Large Company Growth Fund              2
              The One Group(R) Large Company Value Fund               3
              The One Group(R) Growth Opportunities Fund              4
              The One Group(R) Disciplined Value Fund                 5
              The One Group(R) Income Equity Fund                     6
              The One Group(R) Value Growth Fund                      7
              The One Group(R) Small Capitalization Fund              8
              The One Group(R) International Equity Index
              Fund                                                    9
              The One Group(R) Equity Index Fund                     10

INSTRUMENT                                                            FUND CODE            RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and              1-10               Market
CUBES.

TREASURY RECEIPTS: TRS, TIGRS, and CATS.                                 1-10               Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies         1-10               Market
and instrumentalities of the U.S. Government. These include                                 Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated            1-10               Market
maturity.                                                                                   Credit
                                                                                           Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in               1-10              Liquidity
exchange for the deposit of funds.                                                          Credit
                                                                                            Market

COMMON STOCK: Shares of ownership of a company.                          1-10               Market
REPURCHASE AGREEMENTS: The purchase of a security and the                1-10               Credit
simultaneous commitment to return the security to the seller at                             Market
an agreed upon price on an agreed upon date. This is treated as                            Liquidity
a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the             1-10               Market
simultaneous commitment to buy the security back at an agreed                              Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33% of the securities           1-10               Credit
owned by a Fund. In return the Fund will receive cash and/or                                Market
other securities as collateral.                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1-10               Market
contract to purchase securities at a fixed price for delivery at                           Leverage
a future date.                                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,             1-10               Market
including money market funds of The One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to         1-10               Market
common stock.                                                                               Credit

                                                                             45

INSTRUMENT                                                            FUND CODE            RISK TYPE

CALL AND PUT OPTIONS: A call option gives the buyer the right to         1-10             Management
buy, and obligates the seller of the option to sell, a security                            Liquidity
at a specified price. A put option gives the buyer the right to                             Credit
sell, and obligates the seller of the option to buy, a security                             Market
at a specified price. The Funds will sell only covered call and                            Leverage
secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the future         1-10             Management
sale and purchase of a specified amount of a specified security,                            Market
class of securities, or an index at a specified time in the                                 Credit
future and at a specified price.                                                           Liquidity
                                                                                           Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment               1-10              Liquidity
vehicles which invest primarily in income producing real estate                           Management
or real estate related loans or interest.                                                   Market
                                                                                          Regulatory
                                                                                              Tax
                                                                                          Pre-payment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on        1-8, 10              Credit
and accepted by a commercial bank. Maturities are generally six                            Liquidity
months or less.                                                                             Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory          1-8, 10              Credit
notes issued by corporations and other entities. Maturities                                Liquidity
generally vary from a few days to nine months.                                              Market

FOREIGN SECURITIES: Stocks issued by foreign companies, as well          1-9                Market
as commercial paper of foreign issuers and obligations of                                  Political
foreign banks, overseas branches of U.S. banks and supranational                           Liquidity
entities. Includes American Depository Receipts.                                      Foreign Investment

RESTRICTED SECURITIES: Securities not registered under the             1-8, 10             Liquidity
Securities Act of 1933, such as privately placed commercial                                 Market
paper and Rule 144A securities.


VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-8                Credit
interest rates which are reset daily, weekly, quarterly or some                            Liquidity
other period and which may be payable to the Fund on demand.                                Market


WARRANTS: Securities, typically issued with preferred stock or         1-3, 7-9             Market
bonds, that give the holder the right to buy a proportionate                                Credit
amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a dividend         1-10               Market
at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real              1               Pre-payment
estate loans and pools of loans. These include collateralized                               Market
mortgage obligations ("CMOs"), Real Estate Mortgage Investment                              Credit
Conduits ("REMICs") and Stripped Mortgage-Backed Securities                               Regulatory
("SMBS").

CORPORATE DEBT SECURITIES: Corporate bonds and non-convertible            1                 Market
debt securities.                                                                            Credit

DEMAND FEATURES: Securities that are subject to puts and standby          1                 Market
commitments to purchase the securities at a fixed price (usually                           Liquidity
with accrued interest) within a fixed period of time following                            Management
demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company                    1               Pre-payment
receivables, home equity loans, truck and auto loans, leases,                               Market
credit card receivables and other securities backed by other                                Credit
types of receivables or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells                1               Pre-payment
securities for delivery in a current month and simultaneously                               Market
contracts with the same party to repurchase similar but not                               Regulatory
identical securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage              1               Pre-payment
pool which provide for a fixed initial mortgage interest rate                               Market
for a specified period of time, after which the rate may be                                 Credit
subject to periodic adjustments.                                                          Regulatory

SWAPS, CAPS AND FLOORS: A Fund may enter into these transactions         1-10             Management
to manage its exposure to changing interest rates and other                                 Credit
factors. Swaps involve an exchange of obligations by two                                   Liquidity
parties. Caps and floors entitle a purchaser to a principal                                 Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

46


INSTRUMENT                                                            FUND CODE            RISK TYPE

NEW FINANCIAL PRODUCTS: New options and futures contracts and            1-10             Management
other financial products, continue to be developed and the Funds                            Credit
may invest in such options, contracts and products.                                         Market
                                                                                           Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies and            1                 Market
instrumentalities of the U.S. government, banks, municipalities,                           Liquidity
corporations and other businesses whose interest and/or                                   Management
principal payments are indexed to foreign currency exchange                                 Credit
rates, interest rates, or one or more other references indices.                       Foreign Investment

MUNICIPAL SECURITIES: Securities issued by a state or political           1                 Market
subdivision to obtain funds for various public purposes.                                    Credit
Municipal securities include private activity bonds and                                    Political
industrial development bonds, as well as General Obligation                                   Tax
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal
housing authorities and single family revenue bonds.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations of                     9                 Credit
supranational agencies who are chartered to promote economic                          Foreign Investment
development and are supported by various governments and
governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Fund may engage in              9               Management
transactions in financial futures and related options, which are                           Liquidity
generally described above. The Fund will enter into these                                   Credit
transactions in foreign currencies and for hedging purposes                                 Market
only.                                                                                      Political
                                                                                           Leverage
                                                                                      Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual agreement to           9               Management
purchase or sell one specified currency for another currency at                            Liquidity
a specified future date and price. The Fund will enter into                                 Credit
forward foreign exchange transactions for hedging purposes only.                            Market
                                                                                           Political
                                                                                           Leverage
                                                                                      Foreign Investment

INVESTMENT RISKS
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risk than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline.

48

  When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a mortgage lender has when a borrower defaults on mortgage loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.

2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

The One Group Equity Index Fund may not:

1. Invest more than 10% of its total assets in securities issued or guaranteed by the United States, its agencies or instrumentalities.

Additional investment policies can be found in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

Sometimes Banc One Investment Advisors decides that the Funds should temporarily be invested in cash and cash equivalents. Cash equivalents include:

- Securities issued by the U.S. Government, its agencies and instrumentalities

- Repurchase Agreements

- Certificates of Deposit

- Bankers' Acceptances

- Commercial Paper (rated in one of the two highest rating categories)

- Variable Rate Master Demand Notes

- Bank Money Market Deposit Accounts

All of the Funds (other than the International Equity Index Fund and the Equity Index Fund) may temporarily invest up to 100% of their total assets in cash and cash equivalents. The Equity Index Fund may temporarily invest only 10% of its total assets in cash and cash equivalents, while the International Equity Index Fund may invest up to 20% of its total assets in debt securities issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, or by supranational issuers rated in one of the three highest rating categories.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1997 is shown on the Financial Highlights.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S INVESTORS SERVICE, L.P. ("FITCH")

    F-1+ Exceptionally strong credit quality. Strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Assurance of timely payment is only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Satisfactory degree of assurance for timely payment, but the margin of safety is not as good as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED ("IBCA")

      A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

      A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

50

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    Aaa The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     Aa The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/
MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Speculative Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse busi-ness, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS


MOODY'S

MIG1 &   Short-term municipal securities rated MIG1 or VMIG1 are of the best
 VMIGX1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 &   These Short-term municipal securities are of high quality. Margins of
 VMIG2   protection are ample although not so large as in the preceding group.


MIG3 &   Favorable quality. All security elements are accounted for, but the
 VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.







S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     aaa Top-quality preferred stock. This rating indicates good asset protection and the

52

         least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Sub-Advisor
Independence International Associates, Inc.
75 State Street
Boston, MA 02109

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215



THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.COM) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE ONE GROUP(R).


TOG-F-120

                    THE ONE GROUP(R) FAMILY OF MUTUAL FUNDS

                               MUNICIPAL BOND FUNDS

                               COMBINED PROSPECTUS

                                NOVEMBER 1, 1997


                THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND

                     THE ONE GROUP(R) MUNICIPAL INCOME FUND

                  THE ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND

               THE ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND

                 THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND

                    THE ONE GROUP(R) OHIO MUNICIPAL BOND FUND

                 THE ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND


   This prospectus describes seven mutual funds that attempt to produce income exempt from Federal and/or state income tax. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

         PLEASE REMEMBER THAT SHARES OF THE FUNDS: oO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES; oO ARE
    NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR
                 BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; oO
                 INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
        COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY
 STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                                   PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS

                   A BRIEF PREVIEW OF THE FUNDS.............................   1
                   ABOUT THE FUNDS..........................................   2
                      The One Group(R) Intermediate Tax-Free Bond Fund......   2
                      The One Group(R) Municipal Income Fund................   5
                      The One Group(R) Arizona Municipal Bond Fund..........   8
                      The One Group(R) West Virginia Municipal Bond Fund....  11
                      The One Group(R) Louisiana Municipal Bond Fund........  14
                      The One Group(R) Ohio Municipal Bond Fund.............  17
                      The One Group(R) Kentucky Municipal Bond Fund.........  20
                   MORE ABOUT THE FUNDS.....................................  23
                   HOW TO DO BUSINESS WITH THE ONE GROUP....................  24
                      Purchasing Fund Shares................................  24
                      Sales Charges.........................................  25
                      Sales Charge Reductions and Waivers...................  27
                      Exchanging Fund Shares................................  28
                      Redeeming Fund Shares.................................  29
                   SHAREHOLDER INFORMATION..................................  31
                      Voting Rights.........................................  31
                      Dividend Policies.....................................  31
                      Tax Treatment of the Funds............................  32
                      Tax Treatment of Shareholders.........................  32
                      Shareholder Inquiries.................................  33
                   ORGANIZATION AND MANAGEMENT OF THE FUNDS.................  34
                      The Funds.............................................  34
                      The Board of Trustees.................................  34
                      The Advisor...........................................  34
                      The Distributor.......................................  34
                      The Administrator and Sub-Administrator...............  34
                      The Transfer Agent, Custodian and Sub-Custodian.......  34
                   DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                     POLICIES...............................................  35
                      Investment Practices..................................  35
                      Investment Risks......................................  37
                      Investment Policies...................................  38
                   APPENDIX: DESCRIPTION OF RATINGS.........................  40

                          A BRIEF PREVIEW OF THE FUNDS

             WHAT ARE THE GOALS OF THE MUNICIPAL BOND FUNDS?

             The Funds are designed to produce income exempt from Federal and/ or state income tax. Each Fund pursues a different investment objective and involves different risks. These Funds may not be appropriate for Individual Retirement Accounts, Qualified Plans, and other Retirement Plans that receive favorable tax treatment. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Intermediate Tax-Free Bond Fund and the Municipal Income Fund invest in debt securities issued by or on behalf of states, territories, and possessions of the United States and their agencies that produce interest that is exempt from Federal income tax. The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Kentucky Municipal Bond Fund and the Ohio Municipal Bond Fund invest in debt securities of their respective states that produce interest that is exempt from Federal Income Tax and the personal income tax of each Fund's respective state.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The Funds invest in fixed-income investments that are subject to market fluctuations as a result of changes in interest rates. As a result, the value of investments in the Funds may decrease during periods of rising interest rates and increase during periods of declining interest rates. In addition, some of the Funds invest in mortgage-related securities which may have greater price and yield volatility than traditional fixed-income securities. All of the Funds, except the Intermediate Tax Free Bond Fund and the Municipal Income Fund, are non-diversified funds which expose investors to special risks, including risks associated with state specific investments. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Fiduciary Class. Class A, Class B and Class C shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With The One Group" will provide more information.

             HOW DO I PURCHASE AND REDEEM SHARES?

             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Class C shares are not available for purchase in all of the funds. Purchase and redemption procedures are explained in greater detail in "How To Do Business With The One Group." For additional information, call The One Group Services Company at 1-800-480-4111.


             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed periodically on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary."

2

THE ONE GROUP(R)
INTERMEDIATE TAX-FREE BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a diversified fund that seeks current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.

[ICON] INVESTMENT STRATEGY

The Fund invests in bonds and notes of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax ("Municipal Securities"). The Fund's average weighted maturity normally will range between three and ten years.


[ICON] PORTFOLIO SECURITIES

The Fund invests at least 80% of its net assets in Municipal Securities. As a matter of fundamental policy, the Fund invests at least 65% of its total assets in bonds. The Fund also may invest in mortgage-backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund may invest in Municipal Securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Municipal Securities are also fixed income investments. The value of these securities will change in response to interest rate changes and other factors. In addition, the Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed-income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 20% of the Fund's assets may be invested in Municipal Securities, the interest on which is subject to the Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT

Patrick M. Morrissey has served as the manager of the Fund since February, 1994. Since 1993, Mr. Morrissey also has managed the Municipal Income Fund. Mr. Morrissey has been employed by Banc One Investment Advisors and its affiliates since October, 1992. From September, 1986 to October, 1992, Mr. Morrissey served as Portfolio Manager at Norwest Investments and Trust.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                 none(2)   5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .26%      .26%      .26%          .26%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .91%     1.56%     1.56%          .66%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.21% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares and .86% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  73       $  93        $152
Class A (without fee waivers)                   $ 57       $  82       $ 109        $185
Class B                                         $ 66       $  79       $ 105        $168
Class B (without fee waivers)                   $ 69       $  88       $ 121        $201
Class C                                         $ 26       $  49       $  85        $186
Class C (without fee waivers)                   $ 29       $  58       $ 101        $218
Fiduciary Class                                 $  7       $  21       $  37        $ 82
Fiduciary Class (without fee waiver)            $  9       $  27       $  48        $106

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  73       $  93        $152
Class A (without fee waivers)                   $ 57       $  82       $ 109        $185
Class B                                         $ 16       $  49       $  85        $168
Class B (without fee waivers)                   $ 19       $  58       $ 101        $201
Class C                                         $ 16       $  49       $  85        $186
Class C (without fee waivers)                   $ 19       $  58       $ 101        $218
Fiduciary Class                                 $  7       $  21       $  37        $ 82
Fiduciary Class (without fee waiver)            $  9       $  27       $  48        $106

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                      YEARS ENDED JUNE 30,
                                 ------------------------------------------------------------------------------------------------
         FIDUCIARY               1997           1996           1995           1994           1993           1992         1991(c)
NET ASSET VALUE, BEGINNING
  OF PERIOD                   $   10.67      $   10.64      $   10.49      $   11.15      $   10.69      $   10.28      $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income            0.54           0.52           0.54           0.52           0.53           0.55           0.49
  Net realized and
    unrealized gains
    (losses) from
    investments                    0.27           0.04           0.15          (0.52)          0.49           0.42           0.27
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                       0.81           0.56           0.69           0.00           1.02           0.97           0.76
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income           (0.54)         (0.51)         (0.54)         (0.53)         (0.52)         (0.55)         (0.48)
  In excess of net
    investment income             --             --             --             (0.01)         --             --             --
  Net realized gains              (0.02)         (0.02)         --             (0.01)         (0.04)         (0.01)         --
  In excess of net realized
    gains                         --             --             --             (0.11)         --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions               (0.56)         (0.53)         (0.54)         (0.66)         (0.56)         (0.56)         (0.48)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                      $   10.92      $   10.67      $   10.64      $   10.49      $   11.15      $   10.69      $   10.28
----------------------------------------------------------------------------------------------------------------------------------
Total Return                       7.76%          5.39%          6.75%        (0.11)%          9.79%          9.54%       9.49%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)              $451,089       $217,201       $211,229       $182,611       $166,489       $142,672       $82,192
  Ratio of expenses to
    average net assets             0.58%          0.54%          0.53%          0.48%          0.54%          0.55%       0.30%(b)
  Ratio of net investment
    income to average net
    assets                         5.05%          4.87%          5.17%          4.78%          4.93%          5.28%       6.04%(b)
  Ratio of expenses to
    average net assets*            0.81%          0.87%          0.88%          0.84%          0.94%          1.07%       0.90%(b)
  Ratio of net investment
    income to average net
    assets*                        4.82%          4.54%          4.82%          4.42%          4.53%          4.77%       5.44%(b)
  Portfolio turnover(a)           86.89%        111.58%        199.76%        105.98%         31.99%         11.50%      35.15%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) The Fiduciary Class commenced operations on September 4, 1990.

                                                                             YEARS ENDED JUNE 30,
                                             ------------------------------------------------------------------------------------
                  CLASS A                       1997           1996           1995           1994           1993         1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD         $   10.67      $   10.63      $   10.48      $   11.14      $   10.69      $   10.57
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                           0.51           0.50           0.51           0.50           0.55           0.15
  Net realized and unrealized gains
    (losses) from investments                     0.26           0.05           0.15          (0.52)          0.44           0.18
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                  0.77           0.55           0.66          (0.02)          0.99           0.33
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                          (0.51)         (0.49)         (0.49)         (0.52)         (0.50)         (0.21)
  In excess of net investment income             --             --             (0.02)         (0.01)         --             --
  Net realized gains                             (0.02)         (0.02)         --             --             (0.04)         --
  In excess of net realized gains                --             --             --             (0.11)         --             --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.53)         (0.51)         (0.51)         (0.64)         (0.54)         (0.21)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   10.91      $   10.67      $   10.63      $   10.48      $   11.14      $   10.69
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)              7.39%          5.28%          6.49%        (0.33)%          9.47%       8.68%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)          $   8,457      $   6,622      $   5,614      $   5,556      $   5,480      $    5
  Ratio of expenses to average net assets         0.83%          0.79%          0.78%          0.73%          0.71%       1.02%(b)
  Ratio of net investment income to average
    net assets                                    4.75%          4.62%          4.91%          4.57%          4.77%       4.91%(b)
  Ratio of expenses to average net assets*        1.15%          1.22%          1.23%          1.19%          1.27%       1.32%(b)
  Ratio of net investment income to average
    net assets*                                   4.43%          4.19%          4.46%          4.11%          4.21%       4.61%(b)
  Portfolio turnover(a)                          86.89%        111.58%        199.76%        105.98%         31.99       11.50%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

4

THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          ---------------------------------------------------
                              CLASS B                                   1997             1996             1995            1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  10.68         $  10.65         $  10.50         $  11.18
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                   0.45             0.43             0.46             0.17
  Net realized and unrealized gains (losses) from investments             0.27             0.04             0.14            (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.72             0.47             0.60            (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                  (0.45)           (0.42)           (0.45)           (0.17)
  Net realized gains                                                     (0.02)           (0.02)           --               --
  In excess of net realized gains                                        --               --               --               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.47)           (0.44)           (0.45)           (0.18)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  10.93         $  10.68         $  10.65         $  10.50
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      6.82%            4.48%            5.89%        (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $  3,307         $  2,439         $  1,116         $ 549
  Ratio of expenses to average net assets                                 1.47%            1.44%            1.43%         1.40%(c)
  Ratio of net investment income to average net assets                    4.09%            3.97%            4.29%         4.08%(c)
  Ratio of expenses to average net assets*                                1.78%            1.87%            1.88%         1.85%(c)
  Ratio of net investment income to average net assets*                   3.78%            3.54%            3.84%         3.63%(c)
  Portfolio turnover(d)                                                  86.89%          111.58%          199.76%       105.98%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                            5
THE ONE GROUP(R)
MUNICIPAL INCOME FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a diversified fund that seeks current income exempt from Federal income taxes.

[ICON] INVESTMENT STRATEGY
The Fund invests in debt securities of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax ("Municipal Securities"). The Fund's average weighted maturity normally will range from five to fifteen years, although the Fund may shorten its average weighted maturity to as little as two years if appropriate for temporary defensive purposes.

[ICON] PORTFOLIO SECURITIES

The Fund invests at least 80% of its net assets in Municipal Securities. As a matter of fundamental policy, the Fund invests at least 65% of its total assets in bonds. As a matter of fundamental policy, the Fund will not invest more than 25% of its net assets (i) in securities within a single industry; or (ii) in securities of governmental units or issuers in the same state, territory, or possession. However, the Fund will, from time to time, invest more than 25% of its net assets in municipal housing authority obligations and single-family mortgage revenue bonds. The Fund also may invest in mortgage-backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund may invest in Municipal Securities that are rated in the lowest investment grade. Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics. Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. The Municipal Securities are also fixed-income investments. The value of these securities will change in response to interest rates and other factors. In addition, the Fund invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed-income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 100% of the Fund's assets may be invested in Municipal Securities the interest on which is subject to Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT

Patrick M. Morrissey has served as the manager of the Fund since its inception in February, 1993. Mr. Morrissey has been employed by Banc One Investment Advisors and its affiliates as a fixed income portfolio manager since October, 1992. From September, 1986 to October, 1992, Mr. Morrissey served as Portfolio Manager at Norwest Investments and Trust.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .35%      .35%      .35%          .35%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .27%      .27%      .27%          .27%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .87%     1.52%     1.52%          .62%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.07% for Class A shares, 1.72% for Class B shares, 1.72% for Class C shares and .72% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 55       $  78       $ 101        $171
Class B                                         $ 65       $  78       $ 103        $164
Class B (without fee waivers)                   $ 67       $  84       $ 113        $186
Class C                                         $ 25       $  48       $  83        $181
Class C (without fee waivers)                   $ 16       $  51       $  88        $192
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  7       $  23       $  40        $ 89

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 55       $  78       $ 101        $171
Class B                                         $ 15       $  48       $  83        $164
Class B (without fee waivers)                   $ 15       $  48       $  83        $181
Class C                                         $ 27       $  54       $  93        $203
Class C (without fee waivers)                   $ 17       $  54       $  93        $203
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  7       $  23       $  40        $ 89

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

6

THE ONE GROUP(R) MUNICIPAL INCOME FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                               YEARS ENDED JUNE 30,
                                                      ---------------------------------------------------------------------
                  FIDUCIARY                        1997              1996              1995              1994            1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD            $    9.66         $    9.69         $    9.66         $   10.11         $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                              0.53              0.56              0.57              0.56              0.19
  Net realized and unrealized gains (losses)
    from investments                                 0.18             (0.03)             0.03             (0.42)             0.11
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.71              0.53              0.60              0.14              0.30
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                             (0.53)            (0.56)            (0.57)            (0.56)            (0.19)
  In excess of net realized gains                   --                --                --                (0.03)            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.53)            (0.56)            (0.57)            (0.59)            (0.19)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    9.84         $    9.66         $    9.69         $    9.66         $   10.11
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                         7.49%             5.54%             6.46%             1.36%          5.18%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $408,577          $241,115          $185,916          $152,763          $40,777
  Ratio of expenses to average net assets            0.57%             0.56%             0.56%             0.54%          0.54%(b)
  Ratio of net investment income to average
    net assets                                       5.38%             5.70%             6.02%             5.61%          5.66%(b)
  Ratio of expenses to average net assets*           0.68%             0.76%             0.74%             0.71%          1.01%(b)
  Ratio of net investment income to average
    net assets*                                      5.27%             5.50%             5.84%             5.44%          5.19%(b)
  Portfolio turnover(c)                             62.83%            83.17%            66.02%           101.48%         66.12%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced operations on February 9, 1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                               YEARS ENDED JUNE 30,
                                                      ---------------------------------------------------------------------
                   CLASS A                         1997              1996              1995              1994            1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD            $    9.69         $    9.72         $    9.67         $   10.12         $   10.06
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                              0.51              0.55              0.55              0.55              0.19
  Net realized and unrealized gains (losses)
    from investments                                 0.18             (0.04)             0.05             (0.43)             0.05
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                     0.69              0.51              0.60              0.12              0.24
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                             (0.51)            (0.54)            (0.55)            (0.54)            (0.18)
  In excess of net realized gains                   --                --                --                (0.03)            --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.51)            (0.54)            (0.55)            (0.57)            (0.18)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    9.87         $    9.69         $    9.72         $    9.67         $   10.12
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                 7.24%             5.35%             6.21%             1.34%             6.86%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)               $41,829           $25,787           $11,462           $10,725         $4,106
  Ratio of expenses to average net assets            0.82%             0.81%             0.81%             0.79%          0.80%(b)
  Ratio of net investment income to average
    net assets                                       5.13%             5.45%             5.76%             5.44%          5.71%(b)
  Ratio of expenses to average net assets*           1.03%             1.11%             1.09%             1.06%          1.36%(b)
  Ratio of net investment income to average
    net assets*                                      4.92%             5.15%             5.48%             5.17%          5.15%(b)
  Portfolio turnover(c)                             62.83%            83.17%            66.02%           101.48%         66.12%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on February 23, 1993.
    (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                            7
THE ONE GROUP(R) MUNICIPAL INCOME FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEARS ENDED JUNE 30,
                                                                          ---------------------------------------------------
                              CLASS B                                   1997             1996             1995            1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   9.66         $   9.69         $   9.62         $  10.10
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                   0.44             0.47             0.49             0.24
  Net realized and unrealized gains (losses) from investments             0.18            (0.03)            0.07            (0.48)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.62             0.44             0.56            (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                  (0.44)           (0.47)           (0.49)           (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.44)           (0.47)           (0.49)           (0.24)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $   9.84         $   9.66         $   9.69         $   9.62
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      6.55%            4.65%            5.58%        (1.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $ 36,258         $ 23,204         $  8,326         $4,855
  Ratio of expenses to average net assets                                 1.47%            1.46%            1.46%         1.41%(c)
  Ratio of net investment income to average net assets                    4.48%            4.80%            5.14%         4.95%(c)
  Ratio of expenses to average net assets*                                1.67%            1.76%            1.74%         1.62%(c)
  Ratio of net investment income to average net assets*                   4.28%            4.50%            4.86%         4.74%(c)
  Portfolio turnover(d)                                                  62.83%           83.17%           66.02%       101.48%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14, 1994.
    (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

8

THE ONE GROUP(R)
ARIZONA MUNICIPAL BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a non-diversified fund that seeks current income exempt from Federal income tax and Arizona personal income tax, consistent with the preservation of principal.

[ICON] INVESTMENT STRATEGY
The Fund invests in debt securities issued by or on behalf of Arizona and its respective authorities, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of issuer's counsel, is exempt from Federal income tax and Arizona personal income tax ("Arizona Municipal Securities"). The Fund's average weighted maturity normally will be between five and twenty years, although the Fund may invest in securities of any maturity.

[ICON] PORTFOLIO SECURITIES
The Fund invests at least 80% of its total assets in Arizona Municipal Securities. This is a fundamental policy. The Fund also may invest up to 20% of its total assets in bonds and notes of states (other than Arizona) as well as of territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from Federal income tax ("Municipal Securities"). The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in Arizona Municipal Securities, which may be impacted by economic and political developments in Arizona. The Arizona Municipal Securities also include fixed-income investments. The value of these securities will change in response to interest rate changes and other factors. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 100% of the Fund's assets may be invested in Arizona Municipal Securities and Municipal Securities the interest on which is subject to Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities and Arizona Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT
Todd Curtis, CFA, has served as the manager of the Fund since its inception in 1997. From 1984 to 1996, Mr. Curtis managed a bank common trust fund with substantially the same investment objectives as the Fund. Mr. Curtis has been involved in the management of both Arizona and national municipal securities since 1984 and has been employed by Banc One Investment Advisors and its affiliates in the investment management business since 1981.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .32%      .32%      .32%          .32%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .97%     1.62%     1.62%          .72%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.12% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and .77% for Fiduciary Class shares.



 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 56       $  79       $ 104        $175
Class B                                         $ 66       $  81       $ 108        $175
Class B (without fee waivers)                   $ 68       $  86       $ 116        $191
Class C                                         $ 26       $  51       $  88        $192
Class C (without fee waivers)                   $ 28       $  56       $  96        $208
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  8       $  25       $  43        $ 95

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 56       $  79       $ 104        $175
Class B                                         $ 16       $  51       $  88        $175
Class B (without fee waivers)                   $ 18       $  56       $  96        $191
Class C                                         $ 16       $  51       $  88        $192
Class C (without fee waivers)                   $ 18       $  56       $  96        $208
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  8       $  25       $  43        $ 95

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                                                                                     JUNE 30,
                                                 FIDUCIARY                                                           1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                                                   0.23
  Net realized and unrealized gains from investments                                                                      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                          0.29
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                                                  (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                      (0.23)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $    10.06
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                             2.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                  $255,755
  Ratio of expenses to average net assets                                                                                0.59%(c)
  Ratio of net investment income to average net assets                                                                   5.09%(c)
  Ratio of expenses to average net assets*                                                                               0.66%(c)
  Ratio of net investment income to average net assets*                                                                  5.02%(c)
  Portfolio turnover(d)                                                                                                   5.66%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                                                                                     JUNE 30,
                                                  CLASS A                                                            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                                                   0.15
  Net realized and unrealized gains (losses) from investments                                                            (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                          0.14
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                                                  (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                      (0.15)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $     9.99
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                     1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                    $1,500
  Ratio of expenses to average net assets                                                                                0.85%(c)
  Ratio of net investment income to average net assets                                                                   4.90%(c)
  Ratio of expenses to average net assets*                                                                               0.96%(c)
  Ratio of net investment income to average net assets*                                                                  4.79%(c)
  Portfolio turnover(d)                                                                                                   5.66%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

10

THE ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                                                                                     JUNE 30,
                                                  CLASS B                                                            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net realized and unrealized gains from investments                                                                      0.09
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                          0.09
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $    10.09
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                     0.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                     $--   (c)
  Ratio of expenses to average net assets                                                                                --   (d)
  Ratio of net investment income to average net assets                                                                   --   (d)
  Ratio of expenses to average net assets*                                                                               --   (d)
  Ratio of net investment income to average net assets*                                                                  --   (d)
  Portfolio turnover(e)                                                                                                   5.66%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Amount is less than $1,000. (d) Since net assets are less than $1,000, ratios have not been presented. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                           11
THE ONE GROUP(R)
WEST VIRGINIA MUNICIPAL BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a non-diversified fund that seeks current income exempt from Federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

[ICON] INVESTMENT STRATEGY
The Fund invests in debt securities issued by or on behalf of West Virginia and its respective authorities, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of issuer's counsel, is exempt from Federal income tax and West Virginia personal income tax ("West Virginia Municipal Securities"). Generally, the Fund's average weighted maturity will be between five and twenty years, although the Fund may invest in securities of any maturity.

[ICON] PORTFOLIO SECURITIES
The Fund invests at least 80% of its total assets in West Virginia Municipal Securities. This is a fundamental policy. The Fund also may invest up to 20% of its total assets in bonds and notes of states (other than West Virginia) as well as of territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from Federal income tax ("Municipal Securities"). The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in West Virginia Municipal Securities, which may be impacted by economic and political developments in West Virginia. The West Virginia Municipal Securities also include fixed-income investments. The value of these securities will change in response to interest rate changes and other factors. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 100% of the Fund's assets may be invested in West Virginia Municipal Securities and Municipal Securities the interest on which is subject to Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities and West Virginia Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT

David M. Sivinski, CFA, has served as the manager of the Fund since 1997. Prior to that time, Mr. Sivinski managed a bank common trust fund with substantially the same investment objectives as the Fund. Since 1994, Mr. Sivinski also has managed the Ohio and Kentucky Municipal Bond Funds. Mr. Sivinski has managed the Louisiana Municipal Bond Fund since 1996. Mr. Sivinski has been with Banc One Investment Advisors or its affiliates since 1975, working primarily in fixed income portfolio management and mortgage/asset backed research.



As of November, 1997, Thomas S. Albright has served as co-manager of the Fund. From 1981 until its acquisition by BANC ONE CORPORATION in 1994, Mr. Albright served as an investment officer and portfolio manager for individual client portfolios and other investment accounts with Liberty National Bank and Trust Company of Kentucky or its affiliates. Since 1994, Mr. Albright has been employed by Banc One Investment Advisors where he has been responsible for the management of individual client portfolios.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .32%      .32%      .32%          .32%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .97%     1.62%     1.62%          .72%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.12% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and .77% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 56       $  79       $ 104        $175
Class B                                         $ 66       $  81       $ 108        $175
Class B (without fee waivers)                   $ 68       $  86       $ 116        $191
Class C                                         $ 26       $  51       $  88        $192
Class C ((without fee waivers)                  $ 28       $  56       $  96        $208
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  8       $  25       $  43        $ 95

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 56       $  79       $ 104        $175
Class B                                         $ 16       $  51       $  88        $175
Class B (without fee waivers)                   $ 18       $  56       $  96        $191
Class C                                         $ 16       $  51       $  88        $192
Class C (without fee waivers)                   $ 18       $  56       $  96        $208
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  8       $  25       $  43        $ 95

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

12

THE ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                                                                                     JUNE 30,
                                                 FIDUCIARY                                                           1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                                                  0.22
  Net realized and unrealized gains from investments                                                                     0.06
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.28
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                                                 (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.22)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                       $  10.06
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                             2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                   $96,270
  Ratio of expenses to average net assets                                                                                0.59%(c)
  Ratio of net investment income to average net assets                                                                   5.04%(c)
  Ratio of expenses to average net assets*                                                                               0.67%(c)
  Ratio of net investment income to average net assets*                                                                  4.96%(c)
  Portfolio turnover(d)                                                                                                  6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                                                                                     JUNE 30,
                                                  CLASS A                                                            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                                                  0.16
  Net realized and unrealized gains from investments                                                                     0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.31
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                                                 (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.16)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                       $  10.15
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                     3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                     $ 808
  Ratio of expenses to average net assets                                                                                0.84%(c)
  Ratio of net investment income to average net assets                                                                   4.94%(c)
  Ratio of expenses to average net assets*                                                                               0.97%(c)
  Ratio of net investment income to average net assets*                                                                  4.81%(c)
  Portfolio turnover(d)                                                                                                  6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                                                                                     JUNE 30,
                                                  CLASS B                                                            1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                                                  0.14
  Net realized and unrealized gains from investments                                                                     0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.26
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                                                 (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.14)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                       $  10.12
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                     2.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                   $   614
  Ratio of expenses to average net assets                                                                                1.49%(c)
  Ratio of net investment income to average net assets                                                                   4.08%(c)
  Ratio of expenses to average net assets*                                                                               1.62%(c)
  Ratio of net investment income to average net assets*                                                                  3.95%(c)
  Portfolio turnover(d)                                                                                                  6.21%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

14

THE ONE GROUP(R)
LOUISIANA MUNICIPAL BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a non-diversified fund that seeks current income both consistent with the preservation of principal and exempt from Federal income tax and Louisiana income tax.

[ICON] INVESTMENT STRATEGY
The Fund invests in investment grade municipal securities issued by or on behalf of Louisiana and its authorities, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of issuer's counsel, is exempt from both Federal income tax and Louisiana state income tax ("Louisiana Municipal Securities"). The Fund's average weighted maturity normally will be between five and twenty years, although the Fund may invest in securities of any maturity.

[ICON] PORTFOLIO SECURITIES
The Fund invests at least 80% of its net assets in Louisiana Municipal Securities. This is a fundamental policy. The Fund also may hold up to 20% of its total assets in cash or invest in municipal securities of other states ("Municipal Securities"), short-term taxable investments including repurchase agreements, and U.S. Government Securities or other cash equivalents. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in Louisiana Municipal Securities, which may be impacted by economic and political developments in Louisiana. The Louisiana Municipal Securities also include fixed-income investments. The value of these securities will change in response to interest rate changes and other factors. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 100% of the Fund's assets may be invested in Louisiana Municipal Securities and Municipal Securities the interest on which is subject to Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities and Louisiana Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT

David M. Sivinski, CFA, has served as the manager of the Fund since February, 1996. Since 1994, Mr. Sivinski has also managed the Ohio and Kentucky Municipal Bond Funds. Mr. Sivinski began managing the West Virginia Municipal Bond Fund in 1997. Mr. Sivinski has been with Banc One Investment Advisors or its affiliates since 1975, working primarily in fixed income portfolio management and mortgage/asset backed research.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .32%      .32%      .32%          .32%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .97%     1.62%     1.62%          .72%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.27% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares and .92% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 57       $  83       $ 112        $191
Class B                                         $ 66       $  81       $ 108        $175
Class B (without fee waivers)                   $ 69       $  90       $ 124        $207
Class C                                         $ 26       $  51       $  88        $192
Class C (without fee waivers)                   $ 29       $  60       $ 104        $224
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  9       $  29       $  51        $113

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 57       $  83       $ 112        $191
Class B                                         $ 16       $  51       $  88        $175
Class B (without fee waivers)                   $ 19       $  60       $ 104        $207
Class C                                         $ 16       $  51       $  88        $192
Class C (without fee waivers)                   $ 19       $  60       $ 104        $224
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  9       $  29       $  51        $113

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

                                                                                                 YEAR              MARCH 26, 1996
                                                                                                 ENDED                THROUGH
                                                                                               JUNE 30,               JUNE 30,
                                       FIDUCIARY                                                 1997                 1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $    9.93             $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                             0.49                   0.13
  Net realized and unrealized gains (losses) from investments                                       0.17                  (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                    0.66                   0.06
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                            (0.49)                 (0.13)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                (0.49)                 (0.13)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                 $   10.10             $     9.93
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                        6.81%                0.90%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                             $113,338             $136,041
  Ratio of expenses to average net assets                                                           0.62%                0.71%(d)
  Ratio of net investment income to average net assets                                              4.91%                4.76%(d)
  Ratio of expenses to average net assets*                                                          0.84%                0.86%(d)
  Ratio of net investment income to average net assets*                                             4.69%                4.61%(d)
  Portfolio turnover(e)                                                                            17.39%                 16.72%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of The One
  Group. (b) Not annualized. (c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30,
  1996. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                SEVEN
                                  YEARS         MONTHS                             YEAR ENDED NOVEMBER 30,
                                ENDED JUNE    ENDED JUNE
                                   30,           30,             ------------------------------------------------------------
            CLASS A                1997        1996(a)         1995           1994           1993           1992           1991
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $    9.93     $   10.09     $    9.38      $   10.27      $    9.92      $    9.73      $    9.51
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income              0.47          0.24          0.50           0.49           0.52           0.55           0.56
  Net realized and unrealized
    gains (losses) from
    investments                      0.17         (0.16)         0.71          (0.79)          0.42           0.26           0.22
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment
  Activities                         0.64          0.08          1.21          (0.30)          0.94           0.82           0.78
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income             (0.47)        (0.24)        (0.50)         (0.49)         (0.52)         (0.55)         (0.56)
  Net realized gains                --            --            --             (0.10)         (0.07)         (0.07)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                 (0.47)        (0.24)        (0.50)         (0.59)         (0.59)         (0.62)         (0.56)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $   10.10     $    9.93     $   10.09      $    9.38      $   10.27      $    9.92      $    9.73
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales
  Charge)                            6.55%      0.84%(b)        13.11%        (2.97)%          9.65%          8.64%          8.45%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                         $48,498       $53,479      $206,119       $196,820       $196,534       $135,692        $88,503
  Ratio of expenses to average
    net assets                       0.87%      0.69%(c)         0.62%          0.65%          0.62%          0.58%          0.61%
  Ratio of net investment
    income to average net
    assets                           4.66%      4.71%(c)         5.07%          4.97%          5.07%          5.70%          5.86%
  Ratio of expenses to average
    net assets*                      1.19%      0.86%(c)         0.77%          0.80%          0.78%          0.83%          0.86%
  Ratio of net investment
    income to average net
    assets*                          4.34%      4.54%(c)         4.92%          4.82%          4.91%          5.45%          5.61%
  Portfolio turnover(d)             17.39%        16.72%        28.00%         24.00%         25.00%         32.00%         35.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

16

THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS

                                                                               SEVEN
                                                               YEAR            MONTHS              Year             September 16,
                                                              ENDED            ENDED              ended             1994 through
                                                             JUNE 30,         JUNE 30,         November 30,         November 30,
                          CLASS B                              1997           1996(a)              1995                1994(b)
NET ASSET VALUE, BEGINNING OF PERIOD                         $   9.93         $  10.09           $   9.36              $  9.73
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                          0.40             0.21               0.42                 0.08
  Net realized and unrealized gains (losses) from
    investments                                                  0.17           (0.16)               0.73                (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                 0.57             0.05               1.15                (0.29)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                        (0.40)           (0.21)              (0.42)               (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.40)           (0.21)              (0.42)               (0.08)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $  10.10         $   9.93           $  10.09              $  9.36
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                            5.87%         0.48%(c)              12.52%               2.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                           $3,835        $3,223                 $2,115                $204
  Ratio of expenses to average net assets                       1.51%         1.50%(d)               1.37%               1.41%(d)
  Ratio of net investment income to average net assets          4.02%         3.98%(d)               4.27%               4.45%(d)
  Ratio of expenses to average net assets*                      1.85%         1.70%(d)               1.52%               1.56%(d)
  Ratio of net investment income to average net assets*         3.68%         3.78%(d)               4.12%               4.30%(d)
  Portfolio turnover(e)                                        17.39%           16.72%              28.00%               24.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996. (b) Class B Shares commenced offering on September 16, 1994. (c) Not annualized. (d) Annualized. (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                            17
THE ONE GROUP(R)
OHIO MUNICIPAL BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a non-diversified fund that seeks current income exempt from Federal income tax and Ohio personal income tax, consistent with the preservation of principal.

[ICON] INVESTMENT STRATEGY
The Fund invests in debt securities issued by or on behalf of Ohio and its respective authorities, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of issuer's counsel, is exempt from Federal income tax and Ohio personal income tax ("Ohio Municipal Securities"). Generally, the Fund's average weighted maturity will be between five and twenty years, although the Fund may invest in securities of any maturity.

[ICON] PORTFOLIO SECURITIES
The Fund invests at least 80% of its total assets in Ohio Municipal Securities. This is a fundamental policy. The Fund also may invest up to 20% of its total assets in bonds and notes of states (other than Ohio) as well as of territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of issuer's counsel, is exempt from Federal income tax ("Municipal Securities"). The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in Ohio Municipal Securities, which may be impacted by economic and political developments in Ohio. The Ohio Municipal Securities also include fixed-income investments. The value of these securities will change in response to interest rate changes and other factors. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 100% of the Fund's assets may be invested in Ohio Municipal Securities and Municipal Securities the interest on which is subject to Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities and Ohio Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT

David M. Sivinski, CFA, has served as the manager of the Fund since May, 1994. Since 1994, Mr. Sivinski also has managed the Kentucky Municipal Bond Fund. Mr. Sivinski began managing the Louisiana Municipal Bond Fund in 1996 and the West Virginia Municipal Bond Fund in 1997. Mr. Sivinski has been with Banc One Investment Advisors or its affiliates since 1975, working primarily in fixed income portfolio management and mortgage/asset-backed research.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .30%      .30%      .30%          .30%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .32%      .32%      .32%          .32%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .87%     1.52%     1.52%          .62%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.27% for Class A shares, 1.92% for Class B shares, 1.92% for Class C shares and .92% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 57       $  83       $ 112        $191
Class B                                         $ 65       $  78       $ 103        $164
Class B (without fee waivers)                   $ 69       $  90       $ 124        $207
Class C                                         $ 25       $  48       $  83        $181
Class C (without fee waivers)                   $ 29       $  60       $ 104        $224
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  9       $  29       $  51        $113

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 57       $  83       $ 112        $191
Class B                                         $ 15       $  48       $  83        $164
Class B (without fee waivers)                   $ 19       $  60       $ 104        $207
Class C                                         $ 15       $  48       $  83        $181
Class C (without fee waivers)                   $ 19       $  60       $ 104        $224
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  9       $  29       $  51        $113

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

18

THE ONE GROUP(R) OHIO MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                           YEARS ENDED JUNE 30,
                                               ---------------------------------------------------------------------------
              FIDUCIARY                    1997            1996            1995            1994            1993          1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD    $   10.69       $   10.65       $   10.58       $   11.11       $   10.48       $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                      0.56            0.56            0.55            0.51            0.54            0.56
  Net realized and unrealized gains
    (losses) from investments                0.19            0.04            0.07           (0.50)           0.62            0.47
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities             0.75            0.60            0.62            0.01            1.16            1.03
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                     (0.56)          (0.56)          (0.55)          (0.52)          (0.53)          (0.55)
  In excess of net realized gains           --              --              --              (0.02)          --              --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.56)          (0.56)          (0.55)          (0.54)          (0.53)          (0.55)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $   10.88       $   10.69       $   10.65       $   10.58       $   11.11       $   10.48
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                 7.22%           5.69%           6.07%           0.07%          11.43%          10.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)      $133,172         $80,611         $79,993         $93,261         $74,792         $45,199
  Ratio of expenses to average net
    assets                                   0.54%           0.57%           0.58%           0.53%           0.55%        0.63%(b)
  Ratio of net investment income to
    average net assets                       5.24%           5.17%           5.29%           4.76%           5.14%        5.61%(b)
  Ratio of expenses to average net
    assets*                                  0.84%           0.95%           0.91%           0.86%           0.94%        1.21%(b)
  Ratio of net investment income to
    average net assets*                      4.94%           4.79%           4.96%           4.43%           4.75%        5.03%(b)
  Portfolio turnover(a)                      7.45%          24.61%          77.69%          16.77%          26.67%        9.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Fund commenced operation on July 2, 1991.

                                                                           YEARS ENDED JUNE 30,
                                               ---------------------------------------------------------------------------
               CLASS A                     1997            1996            1995            1994            1993          1992(c)
NET ASSET VALUE, BEGINNING OF PERIOD    $   10.72       $   10.68       $   10.61       $   11.13       $   10.48       $   10.29
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                      0.54            0.55            0.53            0.50            0.52            0.20
  Net realized and unrealized gains
    (losses) from investments                0.19            0.03            0.07           (0.48)           0.64            0.21
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities             0.73            0.58            0.60            0.02            1.16            0.41
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                     (0.54)          (0.54)          (0.51)          (0.50)          (0.51)          (0.22)
  In excess of net investment income        --              --              (0.02)          (0.02)          --              --
  In excess of net realized gains           --              --              --              (0.02)          --              --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.54)          (0.54)          (0.53)          (0.54)          (0.51)          (0.22)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $   10.91       $   10.72       $   10.68       $   10.61       $   11.13       $   10.48
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)         6.95%           5.44%           5.79%         (0.05)%          11.40%       10.85%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)       $16,114         $16,507         $12,006         $14,883         $13,092          $41
  Ratio of expenses to average net
    assets                                   0.79%           0.82%           0.82%           0.78%           0.77%        1.01%(b)
  Ratio of net investment income to
    average net assets                       4.96%           4.92%           5.01%           4.63%           4.85%        5.16%(b)
  Ratio of expenses to average net
    assets*                                  1.19%           1.30%           1.25%           1.21%           1.25%        1.40%(b)
  Ratio of net investment income to
    average net assets*                      4.56%           4.44%           4.58%           4.20%           4.37%        4.77%(b)
  Portfolio turnover(a)                      7.45%          24.61%          77.69%          16.77%          26.67%        9.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

THE ONE GROUP(R) OHIO MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                           YEARS ENDED JUNE 30,
                                                                            -------------------------------------------------
                             CLASS B                                       1997            1996            1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $   10.79       $   10.75       $   10.68       $   11.31
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                      0.47            0.48            0.43            0.17
  Net realized and unrealized gains (losses) from investments                0.19            0.03            0.07           (0.62)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                             0.66            0.51            0.50           (0.45)
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                     (0.47)          (0.47)          (0.43)          (0.17)
  In excess of net investment income                                        --              --              --              (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                         (0.47)          (0.47)          (0.43)          (0.18)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $   10.98       $   10.79       $   10.75       $   10.68
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                         6.26%           4.79%           5.17%      (4.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                       $14,316          $8,854          $3,209          $2,043
  Ratio of expenses to average net assets                                    1.44%           1.47%           1.48%        1.28%(c)
  Ratio of net investment income to average net assets                       4.33%           4.27%           4.40%        4.23%(c)
  Ratio of expenses to average net assets*                                   1.84%           1.95%           1.91%        1.68%(c)
  Ratio of net investment income to average net assets*                      3.93%           3.79%           3.97%        3.83%(c)
  Portfolio turnover(d)                                                      7.45%          24.61%          77.69%          16.77%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

20

THE ONE GROUP(R)
KENTUCKY MUNICIPAL BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a non-diversified fund that seeks current income exempt from Federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

[ICON] INVESTMENT STRATEGY
The Fund invests in debt securities issued by or on behalf of Kentucky and its respective authorities, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of issuer's counsel, is exempt from Kentucky personal income tax ("Kentucky Municipal Securities"), as well as debt securities that, in the opinion of issuer's counsel, produce interest that is exempt from Federal income tax ("Municipal Securities"). Generally, the Fund's average weighted maturity will be between five and twenty years, although the Fund may invest in securities of any maturity.

[ICON] PORTFOLIO SECURITIES
The Fund invests at least 80% of its total assets in Municipal Securities. Alternatively, the Fund invests its assets so that at least 80% of its annual interest income is exempt from Federal income tax. The Fund invests at least 65% of its total assets in Kentucky Municipal Securities. Each of these investment policies are fundamental. The Fund may also invest up to 35% of its total assets in bonds and notes of states (other than Kentucky) as well as of territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from Federal income tax. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. For a list of all securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in Kentucky Municipal Securities, which may be impacted by economic and political developments in Kentucky. The Fund's investments also include fixed-income investments. The value of these securities will change in response to interest rate changes and other factors. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] TAX CONSIDERATIONS
Up to 100% of the Fund's assets may be invested in Kentucky Municipal Securities and Municipal Securities the interest on which is subject to Federal alternative minimum tax. Shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to take the interest on Municipal Securities and Kentucky Municipal Securities into account in determining their alternative minimum taxable income.

[ICON] FUND MANAGEMENT

David M. Sivinski, CFA, has served as the manager of the Fund since December, 1994. Mr. Sivinski also has managed the Ohio Municipal Bond Fund since 1994. Mr. Sivinski has managed the West Virginia Municipal Bond Fund since 1997 and the Louisiana Municipal Bond Fund since 1996. Mr. Sivinski has been with Banc One Investment Advisors or its affiliates since 1975, working primarily in fixed income portfolio management and mortgage/asset-backed research.



As of November, 1997 Thomas S. Albright has served as co-manager of the Fund. From 1981 until its acquisition by BANC ONE CORPORATION in 1994, Mr. Albright served as an investment officer and portfolio manager for individual client portfolios and other investment accounts with Liberty National Bank and Trust Company of Kentucky or its affiliates. Since 1994, Mr. Albright has been employed by Banc One Investment Advisors where he has been responsible for the management of individual client portfolios.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .32%      .32%      .32%          .32%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .97%     1.62%     1.62%          .72%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense Information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .45% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.12% for Class A shares, 1.77% for Class B shares, 1.77% for Class C shares and .77% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 56       $  79       $ 104        $175
Class B                                         $ 66       $  81       $ 108        $175
Class B (without fee waivers)                   $ 68       $  86       $ 116        $191
Class C                                         $ 26       $  51       $  88        $192
Class C (without fee waivers)                   $ 28       $  56       $  96        $207
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  8       $  25       $  43        $ 95

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  75       $  96        $159
Class A (without fee waivers)                   $ 56       $  79       $ 104        $175
Class B                                         $ 16       $  51       $  88        $175
Class B (without fee waivers)                   $ 18       $  56       $  96        $191
Class C                                         $ 16       $  51       $  88        $192
Class C (without fee waivers)                   $ 18       $  56       $  96        $208
Fiduciary Class                                 $  7       $  23       $  40        $ 89
Fiduciary Class (without fee waiver)            $  8       $  25       $  43        $ 95

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                    YEAR            YEAR          JANUARY 20,       FEBRUARY 1,        MARCH 12,
                                                    ENDED           ENDED           1995 TO          1994, TO          1993, TO
                                                  JUNE 30,        JUNE 30,         JUNE 30,         JANUARY 19,       JANUARY 31,
                   FIDUCIARY                        1997            1996            1995(a)           1995(b)         1994(b)(c)
NET ASSET VALUE, BEGINNING OF PERIOD              $   10.04       $    9.92        $    9.49         $   10.45         $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                0.50            0.50             0.20              0.41              0.36
  Net realized and unrealized gains (losses)
    from investments                                   0.16            0.12             0.43             (0.95)             0.43
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       0.66            0.62             0.63             (0.54)             0.79
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                              (0.50)          (0.50)            (0.20)            (0.42)            (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.50)          (0.50)            (0.20)            (0.42)            (0.34)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $   10.20       $   10.04        $    9.92         $    9.49         $   10.45
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                          6.74%           6.35%          6.56%(d)        (5.17)%(d)          8.05%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)               $116,830        $30,300         $32,520           $41,953           $64,663
  Ratio of expenses to average net assets             0.59%           0.68%          0.65%(e)          1.03%(e)          0.70%(e)
  Ratio of net investment income to average net
    assets                                            5.12%           4.60%          4.70%(e)          4.27%(e)          4.19%(e)
  Ratio of expenses to average net assets*            0.72%           1.02%          0.97%(e)          1.05%(e)          0.91%(e)
  Ratio of net investment income to average net
    assets*                                           4.99%           4.26%          4.38%(e)          4.25%(e)          3.98%(e)
  Portfolio turnover(f)                              13.30%          16.78%            19.75%            10.00%             5.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of The One
  Group. (b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares. (c) Period from commencement of operations. (d) Not annualized. (e) Annualized. (f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                     YEAR              YEAR           JANUARY 20,
                                                                                     ENDED             ENDED            1995 TO
                                                                                   JUNE 30,          JUNE 30,          JUNE 30,
                                  CLASS A                                            1997              1996             1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   10.05         $    9.93         $    9.49
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                 0.48              0.44              0.19
  Net realized and unrealized gains from investments                                    0.16              0.12              0.44
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                        0.64              0.56              0.63
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                (0.48)            (0.44)            (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                    (0.48)            (0.44)            (0.19)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $   10.21         $   10.05         $    9.93
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                    6.46%             5.70%          5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                $   5,554         $   8,178            $8,818
  Ratio of expenses to average net assets                                               0.84%             0.93%          0.90%(c)
  Ratio of net investment income to average net assets                                  4.66%             4.35%          4.44%(c)
  Ratio of expenses to average net assets*                                              1.04%             1.37%          1.33%(c)
  Ratio of net investment income to average net assets*                                 4.46%             3.91%          4.01%(c)
  Portfolio turnover(d)                                                                13.30%            16.78%            19.75%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from date reorganized as a fund of The One
  Group. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

22

THE ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                     YEAR              YEAR            MARCH 16,
                                                                                     ENDED             ENDED            1995 TO
                                                                                   JUNE 30,          JUNE 30,          JUNE 30,
                                  CLASS B                                            1997              1996             1995(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $    9.99         $    9.87         $    9.75
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                                                                 0.41              0.38              0.14
  Net realized and unrealized gains from investments                                    0.16              0.13              0.12
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                        0.57              0.51              0.26
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                                                                (0.41)            (0.39)            (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                    (0.41)            (0.39)            (0.14)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $   10.15         $    9.99         $    9.87
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                    5.81%             5.16%          2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                   $2,399            $1,457            $79
  Ratio of expenses to average net assets                                               1.47%             1.58%          1.58%(c)
  Ratio of net investment income to average net assets                                  4.05%             3.70%          3.89%(c)
  Ratio of expenses to average net assets*                                              1.70%             2.02%          2.21%(c)
  Ratio of net investment income to average net assets*                                 3.82%             3.26%          3.25%(c)
  Portfolio turnover(d)                                                                13.30%            16.78%         19.75%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on March 16, 1995. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              MORE ABOUT THE FUNDS

WHEN THE PROSPECTUS REFERS TO "BONDS", WHAT TYPES OF INVESTMENTS ARE INCLUDED?

"Bonds" include debt instruments issued by the U.S. Treasury, U.S. Government agencies, mortgage related securities, municipalities and zero coupon obligations as well as debt instruments issued by states and their respective authorities, political subdivisions, agencies and instrumentalities.

PORTFOLIO QUALITY
----------------------------------------------------

The Funds only purchase securities that meet certain rating criteria:

- Municipal Securities that are bonds must be rated as investment grade.

- Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, Ohio Municipal Securities, and Kentucky Municipal Securities that are bonds must be rated as investment grade.

- Other securities such as tax-exempt commercial paper, notes, and variable demand obligations must be rated in one of the two highest investment grade categories.

- The Louisiana Municipal Bond Fund may also invest in short-term tax-exempt municipal securities rated at least MIG3 (VMIG3) by Moody's or SP-2 by S&P. These securities may have speculative characteristics.

If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK
CONSIDERATIONS
----------------------------------------------------


FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


DERIVATIVES: Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. These include:

- options

- futures contracts

- options on futures contracts

- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs)

- structured instruments

- swaps, caps and floors

- new financial products

- inverse floating rate instruments

Derivatives may be riskier than traditional investments.

NON-DIVERSIFIED FUNDS: All of the Funds (except the Intermediate Tax-Free Bond Fund and the Municipal Income Fund) are "non-diversified" funds. This means that the Funds may invest a more significant portion of their assets in the securities of a single issuer than can a "diversified" fund. In addition, the Funds' investments are concentrated geographically. These concentrations increase the risk of loss to the Funds if an issuer fails to make interest or principal payments or if the market value of a security declines.


MUNICIPAL SECURITIES: Because the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund, and the Kentucky Municipal Bond Fund are not diversified and because they concentrate in securities of Arizona, West Virginia, Louisiana, Ohio and Kentucky issuers, respectively, certain factors may have a disproportionate negative effect on the Funds' investments. These factors may include certain economic conditions, constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives. For instance, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio Municipal Securities or the ability of issuers to make timely payments of interest and principal. Similarly, coal mining and related industries are an important part of the West Virginia economy. Increased government regulation

                     HOW TO DO BUSINESS WITH THE ONE GROUP

24

and a reduced demand for coal has adversely affected that industry. The Louisiana economy, like that of West Virginia, is heavily dependent on a single industry, in this case energy (oil and gas). Louisiana continues to recover from the oil price declines of the mid-1980's, although its debt burden is well above that of other states, while wealth and income indicators are below the national average. Both West Virginia and Louisiana post unemployment rates above the national average.

Arizona's population growth continues to outpace the national average. However, this growth is expensive and Arizona's economic outlook depends on its ability to match long-term revenues with expenditures. In addition, Arizona's continued growth depends to some extent on its ability to manage its water resources.

Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the security.

For a more complete description of the risks of investing in state specific securities, please see the Statement of Additional Information.

PURCHASING
FUND SHARES
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and the following holidays:
  New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. EST, will be effective that day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. EST (i) on the business day after the order is placed if you are buying Fiduciary Class shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

The One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Fiduciary Class shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day at 4:00 p.m. EST.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANC ONE CORPORATION and its affiliates).

   - Subsequent investments must be at least $100 ($25 for employees of BANC ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "The One Group" to:

   State Street Bank and Trust Company
   c/o The One Group
   P.O. Box 8500
   Boston, MA 02266-8500

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "The One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- The One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


- You may revoke your right to make systematic investments by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES
----------------------------------------------------


The One Group Services Company compensates Shareholder Servicing Agents who sell shares of The One Group. Compensation comes from: sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The One Group Services Company, at its own expense, also will provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events, and merchandise.

26

 CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to

Shareholder Servicing Agents.
                       SALES CHARGE AS A %
                         OF THE OFFERING       SALES CHARGE AS A %     COMMISSION AS A %
AMOUNT OF PURCHASE            PRICE            OF YOUR INVESTMENT      OF OFFERING PRICE
Less than $100,000            4.50%                   4.71%                  4.05%
$100,000-$249,999             3.50%                   3.63%                  3.05%
$250,000-$499,999             2.50%                   2.56%                  2.05%
$500,000-$999,999             2.00%                   2.04%                  1.60%
$1,000,000*                   0.00%                   0.00%                  0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:
                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                  5.00%
         1-2                  4.00%
         2-3                  3.00%
         3-4                  3.00%
         4-5                  2.00%
         5-6                  1.00%
     more than 6              0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:
                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                  1.00%
  After first year            None

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

12B-1 FEES

12b-1 fees are paid by The One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of The One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90%. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Fiduciary Class shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE
REDUCTIONS
AND WAIVERS
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own of any One Group Fund (except a money market fund) to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more Funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - The One Group.

   - BANC ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with The One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a fund of The One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANC ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

28

   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Fiduciary Class shares of a Fund of The One Group or acquired in an exchange of Fiduciary Class shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund (other than a fund of The One Group) for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a Fund of The One Group.

8. Bought with assets of The One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other Funds of The One Group.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other Funds of The One Group.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

EXCHANGING
FUND SHARES
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Fiduciary Class shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group.

- Class A shares of a Fund may be exchanged for Fiduciary Class shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another Fund of The One Group.

- Class C shares of a Fund may be exchanged for Class C shares of another Fund of The One Group.

The One Group does not charge a fee for this privilege. In addition, The One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m. EST.

- You have provided The One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Fiduciary Class shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, The One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.


- In addition, The One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING
FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4 p.m. EST will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or State Street Bank and Trust Company at the following address:
  The One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8500
  Boston, MA 02266-8500

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record; and

   3. the redemption check is mailed to the shareholder at the record address.

30

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank; or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.


- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Fiduciary Class shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or State Street Bank and Trust Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and The One Group has not yet received payment on the check, The One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, The One Group will automatically redeem shares in accounts which, because of shareholder redemptions, have values of less than $1,000. No sales charges will be assessed and you will be given 60 days to make additional investments in the Fund to increase the value of your account to at least $1,000.

- The One Group may suspend your ability to redeem, or will redeem your shares involuntarily, when it seems appropriate to do so in light of its responsibilities under the Federal securities laws. The Statement of Additional Information offers more details about this process.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.
BANC ONE CORPORATION (100 East Broad Street, Columbus, Ohio, 43271), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940 to control the Funds. This is because as of August 5, 1997, BANC ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Fiduciary Class shares of the Funds.

On that same date, the following shareholders owned 25% or more of Class A, Class B and Class C shares of the Funds. As a consequence, they are considered to be controlling persons of these classes of the Funds.

                                                                                 PERCENTAGE OF      TYPE OF
            NAME AND ADDRESS                           FUND/CLASS                  OWNERSHIP       OWNERSHIP
  Dean Witter Reynolds                     Arizona Municipal Bond Fund               32.61%          Record
  FBO Theodore Cesarano                    Class A
  4617 E. Bernell Drive
  Phoenix, AZ 85028-5520
  The One Group Services Company           Arizona Municipal Bond Fund               50.00%          Record
  Fund Administration                      Class B
  3435 Stelzer Road
  Columbus, Ohio 43219-6004
  Dean Witter Funds Processing Account     Arizona Municipal Bond Fund               50.00%          Record
  5 World Trade Center 6th Floor           Class C
  New York, NY 10048-0205
  Dean Witter for the Benefit of           West Virginia Municipal Bond Fund         61.58%          Record
    Stephen A. Lewis                       Class A
  3720 Noves Ave.
  5 World Trade Center 6th Floor
  New York, NY 10048-0205

DIVIDEND POLICIES
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends daily. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Fiduciary Class shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8500, Boston, MA 02266-8500, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

32

TAX TREATMENT
OF THE FUNDS
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT
OF SHAREHOLDERS
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

FEDERAL TAXATION OF DISTRIBUTIONS

EXEMPT-INTEREST DIVIDENDS. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to you. Generally, exempt-interest dividends are excludable from gross income. However:

1. If you receive Social Security or Railroad Retirement benefits, you may be taxed on a portion of such benefits if you receive exempt-interest dividends from the Funds.

2. Receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

INTEREST ON PRIVATE ACTIVITY BONDS: The Municipal Income Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund and the Ohio Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax ("Private Activity Bonds"). The Intermediate Tax-Free Bond Fund may invest as much as 20% of its assets in such Private Activity Bonds. As a result, Fund shareholders who are subject to the Federal alternative minimum tax may have all or a portion of their income from those Funds subject to Federal income tax. Additionally, corporate shareholders will be required to take the interest on municipal securities (including municipal securities of each Fund's respective state) into account in determining their alternative minimum taxable income. Persons who are substantial users of facilities financed by private activity bonds or who are "related persons" of such substantial users should consult their tax advisors before investing in the Funds.

INVESTMENT INCOME AND CAPITAL GAINS DIVIDENDS. Each Fund will distribute substantially all of its net investment income (including net short-term capital gains) on at least an annual basis. Dividends you receive from a Fund, other than "exempt-interest dividends," will be taxable to you, whether reinvested or received in cash. Dividends from a Fund's net investment income, if any, will be taxable as ordinary income and capital gains dividends will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

STATE AND LOCAL TAXATION OF DISTRIBUTIONS: Dividends that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local taxes that would be available if you purchased U.S. government obligations directly.

The funds will notify you annually of the percentage of income and distributions derived from U.S. government obligations. Unless otherwise discussed below, investment income and capital gains dividends may be subject to state and local taxes.

LOUISIANA TAXES: Distributions from the Louisiana Municipal Bond Fund, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, are exempt from Louisiana income tax.

ARIZONA TAXES: Exempt-interest dividends from the Arizona Municipal Bond Fund, which are derived from interest on tax-exempt obligations of the State of Arizona and its political subdivisions are exempt from Arizona income tax. Other distributions from the Fund, including those related to long-term and short-term capital gains, will be subject to Arizona income tax. Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

WEST VIRGINIA TAXES: Distributions from the West Virginia Bond Fund, which are derived from interest or dividends on obligations or a securities of a West Virginia state or local governmental body, generally are exempt from West Virginia income tax. In addition, you will not pay that tax on the portion of your income from the Fund which represents interest or dividends received from the

Fund on obligations or securities of the United States and some of its authorities, commissions or instrumentalities.

KENTUCKY TAXES: Dividends received from the Kentucky Municipal Bond Fund which are derived from interest on Kentucky Municipal Securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the Federal government, repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax. Any distributions of net short-term and net long-term capital gain earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long-term capital gain, respectively, and are both taxed at ordinary income tax rates.

OHIO TAXES: Dividends received from the Ohio Municipal Bond Fund which are derived from interest on Ohio Municipal Securities are exempt from the Ohio personal income tax. In addition, gain from the sale or transfer of certain Ohio Municipal Securities is also exempt from Ohio income tax. Certain Ohio municipalities may have retained the right to tax dividends from the Fund. Corporate investors must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income computation.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from The One Group. In addition, The One Group will periodically send you proxy statements and other reports.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS
                                   FUND NAME

34

THE FUNDS
Each Fund is a series of The One Group, an open-end management investment company. The One Group currently consists of 40 separate Funds. Seven of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Two of the Funds described in this prospectus are diversified, and five of the Funds described in this prospectus are non-diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of The One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to The One Group since 1993. Prior to that time, The One Group was advised by affiliates of Banc One Investment Advisors. In addition to The One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1997, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, managed over $47 billion in assets.

For the fiscal year ended June 30, 1997, the Funds paid investment advisory fees at the following rates:
                                                           Annual Rate As Percentage
                                                          of Average Daily Net Assets
         The One Group(R) Intermediate Tax-Free Bond
         Fund                                                         .39%
         The One Group(R) Municipal Income Fund                       .35%
         The One Group(R) Arizona Municipal Bond Fund                 .34%
         The One Group(R) West Virginia Municipal Bond
         Fund                                                         .29%
         The One Group(R) Louisiana Municipal Bond Fund               .37%
         The One Group(R) Ohio Municipal Bond Fund                    .30%
         The One Group(R) Kentucky Municipal Fund                     .36%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory reporting and compliance. For these services, The One Group Services Company receives a fee based on the total assets of The One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust company and Bank One Trust Company, N.A. Bank One Trust Company, N.A. is paid a fee by the Funds for this service.

           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                               FUND NAME                         FUND CODE
              The One Group(R) Intermediate Tax-Free Bond
              Fund                                                    1
              The One Group(R) Municipal Income Fund                  2
              The One Group(R) Arizona Municipal Bond Fund            3
              The One Group(R) West Virginia Municipal Bond
              Fund                                                    4
              The One Group(R) Louisiana Municipal Bond Fund          5
              The One Group(R) Ohio Municipal Bond Fund               6
              The One Group(R) Kentucky Municipal Fund                7

INSTRUMENT                                                            FUND CODE            RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and              1-7                Market
CUBES.
TREASURY RECEIPTS: TRS, TIGRS, and CATS.                                 1-7                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies         1-7                Market
and instrumentalities of the U.S. Government. These include                                 Credit
Ginnie Mae, Fannie Mae and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated            1-7                Market
maturity.                                                                                   Credit
                                                                                           Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in               1-7               Liquidity
exchange for the deposit of funds.                                                          Credit
                                                                                            Market

REPURCHASE AGREEMENTS: The purchase of a security and the                1-7                Credit
simultaneous commitment to return the security to the seller at                             Market
an agreed upon price on an agreed upon date. This is treated as                            Liquidity
a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the             1-7                Market
simultaneous commitment to buy the security back at an agreed                              Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33% of the securities           1-7                Credit
owned by a Fund. In return the Fund will receive cash and/or                                Market
other securities as collateral.                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1-7                Market
contract to purchase securities at a fixed price for delivery at                           Leverage
a future date.                                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,             1-7                Market
including money market funds of The One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CALL AND PUT OPTIONS: A call option gives the buyer the right to         1-7              Management
buy, and obligates the seller of the option to sell, a security                            Liquidity
at a specified price. A put option gives the buyer the right to                             Credit
sell, and obligates the seller of the option to buy, a security                             Market
at a specified price. The Funds will sell only covered call and                            Leverage
secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the future         1-7              Management
sale and purchase of a specified amount of a specified security,                            Market
class of securities, or an index at a specified time in the                                 Credit
future and at a specified price.                                                           Liquidity
                                                                                           Leverage

36

INSTRUMENT                                                            FUND CODE            RISK TYPE
BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on          1-7                Credit
and accepted by a commercial bank. Maturities are generally six                            Liquidity
months or less.                                                                             Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory            1-7                Credit
notes issued by corporations and other entities. Maturities                                Liquidity
generally vary from a few days to nine months.                                              Market

RESTRICTED SECURITIES: Securities not registered under the               1-7               Liquidity
Securities Act of 1933, such as privately placed commercial                                 Market
paper and Rule 144A securities.


VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-7                Market
interest rates which are reset daily, weekly, quarterly or some                             Credit
other period and which may be payable to the Fund on demand.                               Liquidity


MORTGAGE-BACKED SECURITIES: Debt obligations secured by real             1-7              Pre-payment
estate loans and pools of loans. These include collateralized                               Market
mortgage obligations ("CMOs"), and Real Estate Mortgage                                     Credit
Investment Conduits ("REMICs").                                                           Regulatory

DEMAND FEATURES: Securities that are subject to puts and standby         1-7                Market
commitments to purchase the securities at a fixed price (usually                           Liquidity
with accrued interest) within a fixed period of time following                            Management
demand by a Fund.

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells               1-7              Pre-payment
securities for delivery in a current month and simultaneously                               Market
contracts with the same party to repurchase similar but not                               Regulatory
identical securities on a specified future date.

SWAPS, CAPS AND FLOORS: A Fund may enter into these transactions         1-7              Management
to manage its exposure to changing interest rates and other                                 Credit
factors. Swaps involve an exchange of obligations by two                                   Liquidity
parties. Caps and floors entitle a purchaser to a principal                                 Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest.

NEW FINANCIAL PRODUCTS: New options and futures contracts and            1-7              Management
other financial products continue to be developed and the Fund                              Credit
may invest in such options, contracts and products.                                         Market
                                                                                           Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies and           1-7                Market
instrumentalities of the U.S. government, banks, municipalities,                           Liquidity
corporations and other businesses whose interest and/or                                   Management
principal payments are indexed to foreign currency exchange                                 Credit
rates, interest rates, or one or more other references indices.                       Foreign Investment

MUNICIPAL SECURITIES: Securities issued by a state or political          1-7                Credit
subdivision to obtain funds for various public purposes.                                   Political
Municipal securities include private activity bonds and                                       Tax
industrial development bonds, as well as General Obligation                                 Market
Notes, Anticipation Notes, Bond Tax Anticipation Notes, Revenue
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, participations in pools of
municipal securities, and obligations of municipal housing
authorities and single family revenue bonds.

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class              1-7              Pre-payment
mortgage securities which are usually structured with two                                   Market
classes of shares that receive different proportions of the                                 Credit
interest and principal from a pool of mortgage assets. These                              Regulatory
include IO's and PO's.

ASSET-BACKED SECURITIES: Securities secured by company                   1-7              Pre-payment
receivables, home equity loans, truck and auto loans, leases,                               Market
credit card receivables and other securities backed by other                                Credit
types of receivables or other assets.

ZERO-COUPON DEBT SECURITIES: Bonds and other debt that pay no            1-7                Credit
interest, but are issued at a discount from their value at                                  Market
maturity. When held to maturity, their entire return equals the differences between their issue price and their maturity value.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged floating rate debt          1-7                Credit
instruments with interest rates that reset in the opposite                                  Market
direction from the market rate of interest to which the inverse                            Leverage
floater is indexed.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or               1-7                Market
assignments of municipal securities, including municipal leases.                            Credit
                                                                                           Political
                                                                                           Liquidity
                                                                                              Tax

INVESTMENT RISKS
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline.

38

  When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a mortgage lender has when a borrower defaults on mortgage loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES
----------------------------------------------------

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

INVESTMENT POLICIES FOR SPECIFIC FUNDS

The Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies to 75% of a Fund's total assets.

2. Concentrate in a particular industry or group of industries. This does not include Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. Private activity bonds that are backed only by the assets and revenues of a non-governmental issuer are not Municipal Securities for purposes of this restriction.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Kentucky Municipal Bond Fund may not:

1. Purchase the securities of an issuer if as a result more than 25% of its total assets would be invested in the securities of that issuer. This restriction applies with respect to 50% of a Fund's total assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer. This restriction does not apply to securities issued or guaranteed by the United States, its agencies, or instrumentalities, securities of regulated investment companies, and repurchase agreement involving such securities.

2. Concentrate their investment in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include:

   - Obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities;

   - Municipal Securities; and

   - Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities, and Louisiana Municipal Securities or governmental guarantees of such securities. With respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer are not Arizona Municipal Securities or West Virginia Municipal Securities for purposes of this restriction.

INVESTMENT POLICIES FOR ALL FUNDS

None of the Funds may make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies are set forth in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and may hold a portion of its assets in cash for liquidity purposes.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund and the Ohio Municipal Bond Fund also may invest up to 20% of their total assets in securities other than Arizona, West Virginia, Louisiana and Ohio Municipal Securities, respectively. The Kentucky Municipal Bond Fund may invest up to 35% of its total assets in securities other than Kentucky Municipal Securities.

While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1997 is shown on the Financial Highlights.

                                    APPENDIX

40

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S INVESTORS SERVICE, L.P. ("FITCH")

    F-1+ Exceptionally strong credit quality. Strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Assurance of timely payment is only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Satisfactory degree of assurance for timely payment, but the margin of safety is not as good as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED ("IBCA")

      A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

      A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P
 S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    AAA Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      AA These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF MUNICIPAL BOND RATINGS
(including mortgage and asset-backed securities)

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligations is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Speculative Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the

42

        obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    AAA Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      AA High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      BA These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     CAA Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      CA Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
          MIG1 & VMIG1
          Short-term municipal securities rated MIG1 or VMIG1 are of the best quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG2 & VMIG2
          These Short-term municipal securities rated MIG2 or VMIG2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG3 & VMIG3
          Favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     AAA Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      AA High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       A Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     BAA Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215







THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.COM) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE ONE GROUP(R).


TOG-F-121

                    THE ONE GROUP(R) FAMILY OF MUTUAL FUNDS

                                   BOND FUNDS

                              COMBINED PROSPECTUS

                                NOVEMBER 1, 1997


                     THE ONE GROUP(R) INTERMEDIATE BOND FUND

                        THE ONE GROUP(R) INCOME BOND FUND

                      THE ONE GROUP(R) GOVERNMENT BOND FUND

                  THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND

                  THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

                     THE ONE GROUP(R) TREASURY & AGENCY FUND


          This prospectus describes six mutual funds with a variety of investment objectives, including income, capital preservation, tax-exempt income, and low volatility. The information in this prospectus is important.
             Please read it carefully before you invest, and save it
                             for future reference.

         PLEASE REMEMBER THAT SHARES OF THE FUNDS: O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES; O ARE
    NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR
                 BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; O
                 INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
  ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
      PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS

                   A BRIEF PREVIEW OF THE FUNDS............................    1
                   ABOUT THE FUNDS.........................................    2
                      The One Group(R) Intermediate Bond Fund..............    2
                      The One Group(R) Income Bond Fund....................    5
                      The One Group(R) Government Bond Fund................    8
                      The One Group(R) Ultra Short-Term Income Fund........   11
                      The One Group(R) Limited Volatility Bond Fund........   14
                      The One Group(R) Treasury & Agency Fund..............   17
                   MORE ABOUT THE FUNDS....................................   20
                   HOW TO DO BUSINESS WITH THE ONE GROUP...................   22
                      Purchasing Fund Shares...............................   22
                      Sales Charges........................................   23
                      Sales Charge Reductions and Waivers..................   26
                      Exchanging Fund Shares...............................   28
                      Redeeming Fund Shares................................   28
                   SHAREHOLDER INFORMATION.................................   31
                      Voting Rights........................................   31
                      Dividend Policies....................................   31
                      Tax Treatment of the Funds...........................   32
                      Tax Treatment of Shareholders........................   32
                      Shareholder Inquiries................................   32
                   ORGANIZATION AND MANAGEMENT OF THE FUNDS................   33
                      The Funds............................................   33
                      The Board of Trustees................................   33
                      The Advisor..........................................   33
                      The Distributor......................................   33
                      The Administrator and Sub-Administrator..............   33
                      The Transfer Agent, Custodian and Sub-Custodian......   33
                   DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                     POLICIES..............................................   34
                      Investment Practices.................................   34
                      Investment Risks.....................................   37
                      Investment Policies..................................   38
                   APPENDIX: DESCRIPTION OF RATINGS........................   39

                          A BRIEF PREVIEW OF THE FUNDS

             WHAT ARE THE GOALS OF THE ONE GROUP BOND FUNDS?
             The Funds are designed for a variety of investment objectives, including current income consistent with the preservation of capital, current income with a primary focus on income that is exempt from state income taxes, and current income consistent with low volatility of principal. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Intermediate Bond Fund, the Limited Volatility Bond Fund, the Ultra Short-Term Income Fund and the Income Bond Fund invest in high and medium grade debt securities of all types with average maturities ranging from one to fifteen years. The Income Bond Fund also may invest in lower grade debt securities, although it will limit its investments in such securities to no more than 30% of its total assets. The Government Bond Fund and the Treasury & Agency Fund invest in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Several of the Funds may invest in preferred stock.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The Funds invest in fixed-income investments that are subject to market fluctuations as a result of changes in interest rates. As a result, the value of investments in the Funds may decrease during periods of rising interest rates and increase during periods of declining interest rates. In addition, some of the Funds invest in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed-income securities. Also, the Income Bond Fund may invest up to 30% of its total assets in securities in ANY rating category, some of which are regarded as predominately speculative. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Fiduciary Class. Class A, Class B and Class C shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Fiduciary Class shares are not available to Individual Retirement Accounts ("IRA"). The section called "How To Do Business With The One Group" will provide more information.

             HOW DO I PURCHASE AND REDEEM SHARES?

             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Class C shares are not available for purchase in all of the funds. Purchase and redemption procedures are explained in greater detail in "How To Do Business With The One Group." For additional information, call The One Group Services Company at 1-800-480-4111.


             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary."

2

THE ONE GROUP(R)

INTERMEDIATE BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks current income consistent with the preservation of capital by investing in high and medium-grade fixed-income securities with intermediate maturities.

[ICON] INVESTMENT STRATEGY
Generally, the Fund invests in debt securities of all types including bonds, notes, U.S. Government obligations, and taxable and tax-exempt municipal securities rated as investment grade at the time of investment, (or, if unrated, determined by Banc One Investment Advisors, to be of comparable quality). The fund's average weighted maturity will ordinarily range between three and ten years, taking into account expected prepayment of principal on certain investments, although the Fund may shorten the weighted average maturity to as little as one year for temporary defensive purposes.

[ICON] PORTFOLIO SECURITIES

The Fund normally invests at least 80% of its total assets in debt securities. Debt securities include bonds, notes and other obligations. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds and at least 50% of total assets will consist of obligations issued by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. However, the Fund intends to hold at least 65% of its total assets in such government obligations. Up to 20% of the Fund's total assets may be invested in preferred stock. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund may invest in debt securities that are rated in the lowest investment grade category. Such investments are considered to have speculative characteristics. In addition, the Fund invests in fixed-income securities. The value of these securities will change in response to interest rate changes and other factors. This is especially true to the extent the Fund invests in debt securities in the lowest investment grade category. The Fund also invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT

James A. Sexton, CFA, has served as the manager of the Fund since its inception in January 1994. Since 1994, Mr. Sexton also has served as Managing Director of Fixed Income Mutual Funds. Mr. Sexton has been employed by Banc One Investment Advisors or its affiliates as an analyst and portfolio manager since 1980.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .22%      .22%      .22%          .22%
Total Fund Operating Expenses (after fee
  waivers) (6)                                 .87%     1.52%     1.52%          .62%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and .82% for Fiduciary Class shares.






 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 56       $  80       $ 106        $181
Class B                                         $ 65       $  78       $ 103        $164
Class B (without fee waivers)                   $ 68       $  87       $ 119        $197
Class C                                         $ 25       $  48       $  83        $181
Class C (without fee waivers)                   $ 28       $  57       $  99        $214
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  8       $  26       $  46        $101

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 56       $  80       $ 106        $181
Class B                                         $ 15       $  48       $  83        $164
Class B (without fee waivers)                   $ 18       $  57       $  99        $197
Class C                                         $ 15       $  48       $  83        $181
Class C (without fee waivers)                   $ 18       $  57       $  99        $214
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  8       $  26       $  46        $101

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                            3
THE ONE GROUP(R) INTERMEDIATE BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                              YEARS ENDED JUNE 30,
                                                     ----------------------------------------------------------------------
                 FIDUCIARY                      1997           1996           1995           1994          1993(e)    1992(c)(e)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   9.84       $  10.01       $   9.72       $  10.51       $  10.09    $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                           0.65           0.66           0.66           0.60           0.63        0.22
  Net realized and unrealized gains (losses)
    from investments and futures                  0.08          (0.17)          0.29          (0.67)          0.42        0.08
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                  0.73           0.49           0.95          (0.07)          1.05        0.30
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                          (0.65)         (0.66)         (0.66)         (0.60)         (0.63)      (0.21)
  In excess of net investment income             --             --             --             (0.02)         --          --
  Net realized gains                             --             --             --             (0.10)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.65)         (0.66)         (0.66)         (0.72)         (0.63)      (0.21)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $   9.92       $   9.84       $  10.01       $   9.72       $  10.51    $  10.09
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      7.68%          4.95%         10.15%         (0.74)%        10.67%       3.00%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)           $522,423       $230,812       $191,216        $98,483        $44,252     $23,457
  Ratio of expenses to average net assets         0.54%          0.54%          0.56%          0.32%          0.39%       0.36%(b)
  Ratio of net investment income to average
    net assets                                    6.63%          6.56%          6.88%          6.04%          6.14%       6.99%(b)
  Ratio of expenses to average net assets*        0.81%          0.87%          0.99%          0.87%          1.17%       1.33%(b)
  Ratio of net investment income to average
    net assets*                                   6.36%          6.23%          6.45%          5.49%          5.36%       6.02%(b)
  Portfolio Turnover (a)                         55.91%        101.06%         99.71%         85.62%         21.51%      11.74%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) The Fund commenced operations February 28,
  1992.  (d) Not annualized.  (e) Audited by other auditors.

                                                                                                  YEARS ENDED JUNE 30,
                                                                                         --------------------------------------
                                       CLASS A                                           1997             1996            1995(A)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $   9.87         $  10.04         $   9.45
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                    0.63             0.64             0.37
  Net realized and unrealized gains (losses) from investments and futures                  0.08            (0.17)            0.59
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                           0.71             0.47             0.96
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                                   (0.63)           (0.64)           (0.37)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                       (0.63)           (0.64)           (0.37)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $   9.95         $   9.87         $  10.04
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                       7.40%            4.77%        10.29%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                     $18,763          $13,706        $4,941
  Ratio of expenses to average net assets                                                  0.78%            0.79%         0.83%(c)
  Ratio of net investment income to average net assets                                     6.35%            6.31%         6.64%(c)
  Ratio of expenses to average net assets*                                                 1.16%            1.22%         1.66%(c)
  Ratio of net investment income to average net assets*                                    5.97%            5.88%         5.81%(c)
  Portfolio Turnover (d)                                                                  55.91%          101.06%           99.71%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced operations November 30,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

4

THE ONE GROUP(R) INTERMEDIATE BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                                   YEAR ENDED JUNE 30,
                                                                                         --------------------------------------
                                       CLASS B                                           1997             1996            1995(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $   9.83         $  10.01        $   9.45
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                    0.56             0.58            0.23
  Net realized and unrealized gains (losses) from investments and futures                  0.09            (0.18)           0.56
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                           0.65             0.40            0.79
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                                   (0.56)           (0.58)          (0.23)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                       (0.56)           (0.58)          (0.23)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $   9.92         $   9.83        $  10.01
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                       6.83%            4.10%           8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                     $10,152           $6,077          $  266
  Ratio of expenses to average net assets                                                  1.44%            1.44%           1.51%(c)
  Ratio of net investment income to average net assets                                     5.71%            5.66%           6.15%(c)
  Ratio of expenses to average net assets*                                                 1.81%            1.87%           2.34%(c)
  Ratio of net investment income to average net assets*                                    5.34%            5.23%           5.31%(c)
  Portfolio Turnover (d)                                                                  55.91%          101.06%          99.71%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced operations on November 30, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE ONE GROUP(R)
INCOME BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities.

[ICON] INVESTMENT STRATEGY
The Fund invests in all types of debt securities rated as investment grade or below investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund's average weighted maturity will normally range between five and twenty years, although the Fund may shorten its weighted average to as little as two years if deemed appropriate for temporary defensive purposes.

[ICON] PORTFOLIO SECURITIES
The Fund invests at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by Banc One Investment Advisors. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories (for example, BB or lower by Standard & Poor's Corporation and Ba or lower by Moody's Investors Service, Inc.), and are considered to be speculative. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in debt securities rated below investment grade that are considered speculative. While these securities generally provide a higher yield than higher rated debt securities, they are subject to a greater degree of risk. Issuers of these securities may include smaller, less creditworthy companies or highly indebted firms. The credit quality of securities in the high yield bond market can change suddenly and unexpectedly. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT
Roger A. Craig has been the manager of the Fund since 1993. Mr. Craig has served as a fixed income manager for Banc One Investment Advisors and its affiliates since 1986.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .90%      .90%          none
Other Expenses                                 .22%      .22%      .22%          .22%
Total Fund Operating Expenses (after fee
  waiver) (6)                                  .87%     1.52%     1.52%          .62%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and .82% for Fiduciary Class shares.






 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 56       $  80       $ 106        $181
Class B                                         $ 65       $  78       $ 103        $164
Class B (without fee waivers)                   $ 68       $  87       $ 119        $197
Class C                                         $ 25       $  48       $  83        $181
Class C (without fee waivers)                   $ 28       $  57       $  99        $214
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  8       $  26       $  46        $101

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 53       $  72       $  91        $147
Class A (without fee waivers)                   $ 56       $  80       $ 106        $181
Class B                                         $ 15       $  48       $  83        $164
Class B (without fee waivers)                   $ 18       $  57       $  99        $197
Class C                                         $ 15       $  48       $  83        $181
Class C (without fee waivers)                   $ 18       $  57       $  99        $214
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  8       $  26       $  46        $101

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

6

THE ONE GROUP(R) INCOME BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

                                                                    YEARS ENDED JUNE 30,
                                  ----------------------------------------------------------------------------------------
           FIDUCIARY                 1997         1996         1995         1994         1993         1992         1991
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $    9.33    $    9.54    $    9.23    $   10.43    $   10.18    $    9.59    $    9.49
--------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                0.64         0.65         0.64         0.54         0.66         0.71         0.79
  Net realized and unrealized
    gains (losses) from
    investments and futures            0.09        (0.21)        0.35        (0.74)        0.38         0.59         0.06
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities       0.73         0.44         0.99        (0.20)        1.04         1.30         0.85
--------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income               (0.64)       (0.65)       (0.64)       (0.57)       (0.66)       (0.71)       (0.75)
  Net realized gains                  --           --           (0.04)       (0.43)       (0.13)       --           --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.64)       (0.65)       (0.68)       (1.00)       (0.79)       (0.71)       (0.75)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    $    9.42    $    9.33    $    9.54    $    9.23    $   10.43    $   10.18    $    9.59
--------------------------------------------------------------------------------------------------------------------------
Total Return                           8.10%        4.62%       11.29%      (2.54)%       10.62%       13.85%        9.20%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                          $730,754     $520,239     $474,124     $560,071     $483,291     $376,898     $269,856
  Ratio of expenses to average
    net assets                         0.60%        0.59%        0.59%        0.53%        0.56%        0.49%        0.29%
  Ratio of net investment income
    to average net assets              6.85%        6.76%        6.94%        5.35%        6.44%        7.18%        7.88%
  Ratio of expenses to average
    net assets*                        0.80%        0.81%        0.86%        0.85%        0.90%        1.04%        0.89%
  Ratio of net investment income
    to average net assets*             6.65%        6.54%        6.67%        5.03%        6.10%        6.63%        7.28%
  Portfolio Turnover (a)              55.18%       95.52%      262.25%      131.04%      143.52%       32.50%       39.63%


                                  -------------------------------------
           FIDUCIARY                 1990          1989        1988(c)
----------------------------------------------------------------------
                                  <
NET ASSET VALUE, BEGINNING OF
  PERIOD                          $    9.92    $    9.88    $   10.00
----------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                0.80         0.64         0.54
  Net realized and unrealized
    gains (losses) from
    investments and futures           (0.20)        0.04        (0.12)
--------------------------------------------------------------------------------------------------------------------------

Total from Investment Activities       0.60         0.68         0.42
--------------------------------------------------------------------------------------------------------------------------

Distributions
  Net investment income               (0.80)       (0.64)       (0.54)
  Net realized gains                  (0.23)       --           --
--------------------------------------------------------------------------------------------------------------------------

Total Distributions                   (1.03)       (0.64)       (0.54)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD    $    9.49    $    9.92      $  9.88(b)
--------------------------------------------------------------------------------------------------------------------------

Total Return                           6.37%        7.32%        4.00%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                           $57,308      $49,128         $998
  Ratio of expenses to average
    net assets                         0.40%        0.45%        1.96%(b)
  Ratio of net investment income
    to average net assets              8.27%        8.66%        5.88%(b)
  Ratio of expenses to average
    net assets*                        1.00%        1.06%        2.78%(b)
  Ratio of net investment income
    to average net assets*             7.67%        8.05%        5.08%(b)
  Portfolio Turnover (a)             119.23%      194.19%        0.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) The Fund commenced operations on July 2, 1987; at that time, the Fund did not offer multiple classes of shares. Subsequently, all shares of the Fund were redesignated as Fiduciary Class shares.

                                                                                   YEAR ENDED JUNE 30,
                                                       --------------------------------------------------------------
                       CLASS A                            1997         1996         1995         1994         1993       1992(c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    9.32    $    9.54    $    9.22    $   10.43    $   10.16    $  10.06
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                     0.62         0.63         0.61         0.52         0.63        0.26
  Net realized and unrealized gains (losses) from
    investments and futures                                 0.09        (0.23)        0.36        (0.75)        0.41        0.11
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                            0.71         0.40         0.97        (0.23)        1.04        0.37
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                    (0.62)       (0.62)       (0.60)       (0.55)       (0.64)      (0.27)
  In excess of net investment income                       --           --           (0.01)       --           --           --
  Net realized gains                                       --           --           (0.04)       (0.43)       (0.13)       --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.62)       (0.62)       (0.65)       (0.98)       (0.77)      (0.27)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    9.41    $    9.32    $    9.54    $    9.22    $   10.43    $  10.16
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                        7.85%        4.26%       10.90%      (2.33)%       10.58%      10.16%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $14,325      $10,127       $6,796       $5,347       $7,064        $188
  Ratio of expenses to average net assets                   0.85%        0.84%        1.01%        0.78%        0.77%       0.97%(b)
  Ratio of net investment income to average net
    assets                                                  6.59%        6.51%        6.57%        5.25%        6.12%       6.58%(b)
  Ratio of expenses to average net assets*                  1.15%        1.16%        1.38%        1.20%        1.26%       1.27%(b)
  Ratio of net investment income to average net
    assets*                                                 6.29%        6.19%        6.20%        4.83%        5.63%       6.28%(b)
  Portfolio Turnover (a)                                   55.18%       95.52%      262.25%      131.04%      143.52%      32.50%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

                                                                            7
THE ONE GROUP(R) INCOME BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          ---------------------------------------------------
                              CLASS B                                   1997             1996             1995          1994(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   9.40         $   9.62         $   9.29       $   9.97
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.56             0.56             0.56           0.17
  Net realized and unrealized gains (losses) from investments and
    futures                                                               0.09            (0.21)            0.38          (0.70)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.65             0.35             0.94          (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                  (0.56)           (0.57)           (0.57)         (0.15)
  Net realized gains                                                     --               --               (0.04)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.56)           (0.57)           (0.61)         (0.15)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $   9.49         $   9.40         $   9.62         $ 9.29
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      7.15%            3.65%           10.63%         (5.29)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $10,873          $6,110           $1,887             $723
  Ratio of expenses to average net assets                                 1.50%            1.49%            1.49%          1.45%(c)
  Ratio of net investment income to average net assets                    5.95%            5.86%            6.16%          5.20%(c)
  Ratio of expenses to average net assets*                                1.80%            1.81%            1.86%          1.84%(c)
  Ratio of net investment income to average net assets*                   5.65%            5.54%            5.80%          4.81%(c)
  Portfolio Turnover(d)                                                  55.18%           95.52%          262.25%        131.04%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 17,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

8


THE ONE GROUP(R)
GOVERNMENT BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks a high level of current income with liquidity and safety of principal.

[ICON] INVESTMENT STRATEGY
The Fund limits its investments to securities issued by the U.S. Government and its agencies and instrumentalities or related to securities issued by the U.S. Government and its agencies and instrumentalities. The Fund's average weighted remaining maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments. However, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions.

[ICON] PORTFOLIO SECURITIES

At least 65% of the Fund's total assets will be invested in debt instruments with principal and interest guaranteed by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund's ability to achieve higher income is not as great as that of funds that invest in lower-quality instruments. In addition, the Fund invests in fixed-income securities. The value of these securities will change in response to interest rate changes and other factors. The Fund also invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT

Thomas E. Donne, CFA, has been a Manager of the Fund since January, 1995. Since 1988, Mr. Donne has held various portfolio management positions with Banc One Investment Advisors and its affiliates.



   Michael J. Sais, CFA, is head of mortgage research for Banc One Investment Advisors and has been a Manager of the Fund since November, 1996. Mr. Sais also has managed the Ultra Short-Term Fund since 1995. Before joining Banc One Investment Advisors in 1995, Mr. Sais was a Eurodollar trader with Citibank, a senior portfolio manager for Valley National Bank of Arizona (now Bank One, Arizona, N.A.), and head portfolio manager for PRIMERIT Bank FSB. Mr. Sais has nine years of investment management experience.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  5.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees                       .45%      .45%      .45%          .45%
12b-1 Fees (after fee waiver) (4)              .25%      .90%      .90%          none
Other Expenses                                 .24%      .24%      .24%          .24%
Total Fund Operating Expenses (after fee
  waiver) (5)                                  .94%     1.59%     1.59%          .69%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current expenses.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(5) Without the voluntary reduction of 12b-1 fees, Total Operating Expenses would be 1.04% for Class A shares and 1.69% for Class B shares and Class C shares.





 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  74       $  95        $155
Class A (without fee waiver)                    $ 55       $  77       $ 100        $166
Class B                                         $ 66       $  80       $ 107        $172
Class B (without fee waiver)                    $ 67       $  83       $ 112        $183
Class C                                         $ 26       $  50       $  87        $189
Class C (without fee waiver)                    $ 27       $  53       $  92        $200
Fiduciary Class                                 $  7       $  22       $  38        $ 86
Fiduciary Class (without fee waiver)            $  7       $  22       $  38        $ 86

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 54       $  74       $  95        $155
Class A (without fee waiver)                    $ 55       $  77       $ 100        $166
Class B                                         $ 16       $  50       $  87        $172
Class B (without fee waiver)                    $ 17       $  53       $  92        $183
Class C                                         $ 16       $  50       $  87        $189
Class C (without fee waiver)                    $ 17       $  53       $  92        $200
Fiduciary Class                                 $  7       $  22       $  38        $ 86
Fiduciary Class (without fee waiver)            $  7       $  22       $  38        $ 86

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                             9
THE ONE GROUP(R) GOVERNMENT BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                   YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------------
                      FIDUCIARY                            1997            1996            1995            1994          1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.56       $    9.81       $    9.35       $   10.15      $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                      0.62            0.62            0.62            0.51           0.20
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.13           (0.25)           0.46           (0.77)          0.15
----------------------------------------------------------------------------------------------------------------------------------

Total from Investment Activities                             0.75            0.37            1.08           (0.26)          0.35
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                     (0.62)          (0.62)          (0.61)          (0.50)         (0.20)
  In excess of net investment income                        --              --              (0.01)          (0.02)          --
  In excess of net realized gains                           --              --              --              (0.02)          --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.62)          (0.62)          (0.62)          (0.54)         (0.20)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    9.69       $    9.56       $    9.81       $    9.35       $  10.15
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 8.10%           3.81%          12.04%         (2.73)%          9.03%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                     $ 724,423       $ 677,326       $ 379,826       $ 209,692       $ 52,152
  Ratio of expenses to average net assets                    0.62%           0.68%           0.71%           0.68%          0.69%(b)
  Ratio of net investment income to average net assets       6.45%           6.34%           6.65%           5.13%          5.43%(b)
  Ratio of expenses to average net assets*                   0.68%           0.69%           0.73%           0.71%          1.05%(b)
  Ratio of net investment income to average net
    assets*                                                  6.39%           6.33%           6.63%           5.10%          5.07%(b)
  Portfolio Turnover(c)                                     60.53%          62.70%         106.14%         377.78%        139.24%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced offering on February 8, 1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                   YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------------
                       CLASS A                             1997            1996            1995            1994         1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.56       $    9.81       $    9.35       $   10.17      $   10.22
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                      0.60            0.60            0.61            0.48           0.17
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.13           (0.25)           0.45           (0.79)         (0.05)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             0.73            0.35            1.06           (0.31)          0.12
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                     (0.60)          (0.60)          (0.59)          (0.47)         (0.17)
  In excess of net investment income                        --              --              (0.01)          (0.02)         --
  In excess of net realized gains                           --              --              --              (0.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.60)          (0.60)          (0.60)          (0.51)         (0.17)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    9.69       $    9.56       $    9.81       $    9.35      $   10.17
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                         7.83%           3.58%          11.84%         (3.16)%          5.35%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                     $  34,727       $  38,800       $   8,130       $   1,690      $     840
  Ratio of expenses to average net assets                    0.87%           0.93%           0.97%           0.92%          0.95%(b)
  Ratio of net investment income to average net assets       6.20%           6.09%           6.46%           4.84%          5.56%(b)
  Ratio of expenses to average net assets*                   1.03%           1.04%           1.09%           1.05%          1.44%(b)
  Ratio of net investment income to average net
    assets*                                                  6.04%           5.98%           6.34%           4.71%          5.07%(b)
  Portfolio Turnover(c)                                     60.53%          62.70%         106.14%         377.78%        139.24%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on March 6,
  1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

10

THE ONE GROUP(R) GOVERNMENT BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          ---------------------------------------------------
                              CLASS B                                   1997             1996             1995          1994(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   9.56         $   9.81         $   9.35       $  10.04
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.54             0.54             0.55           0.18
  Net realized and unrealized gains (losses) from investments and
    futures                                                               0.13            (0.25)            0.46          (0.69)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.67             0.29             1.01          (0.51)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                  (0.54)           (0.54)           (0.55)         (0.16)
  In excess of net investment income                                     --               --               --             (0.02)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.54)           (0.54)           (0.55)         (0.18)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $   9.69         $   9.56         $   9.81       $   9.35
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      7.14%            2.95%           11.20%         (4.99)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                    $11,729          $10,782           $2,513          $ 656
  Ratio of expenses to average net assets                                 1.52%            1.58%            1.62%          1.52%(c)
  Ratio of net investment income to average net assets                    5.55%            5.44%            5.76%          4.60%(c)
  Ratio of expenses to average net assets*                                1.68%            1.69%            1.74%          1.63%(c)
  Ratio of net investment income to average net assets*                   5.39%            5.33%            5.64%          4.49%(c)
  Portfolio Turnover(d)                                                  60.53%           62.70%          106.14%        377.78%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                            11
THE ONE GROUP(R)
ULTRA SHORT-TERM INCOME FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

[ICON] INVESTMENT STRATEGY
The Fund invests in all types of debt securities, including money market instruments, adjustable rate mortgage backed securities and taxable and tax-exempt municipal securities. The Fund will maintain a maximum duration approximately equal to that of a two-year U.S. Treasury security, although the Fund's actual duration is expected to be approximately equal to that of a one year U.S. Treasury security.

[ICON] PORTFOLIO SECURITIES
The Fund normally invests at least 80% of its total assets in debt securities. In addition, up to 20% of the Fund's total assets may be invested in other securities, including preferred stock. The Fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or secured by mortgages with periodic interest rate resets (some of which may be subject to repurchase agreements). These securities often are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. However, the Fund may also purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees of timely payments. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in fixed-income investments that are subject to market fluctuations as a result of changes in interest rates. As a result, the value of investments in the Fund may decrease during periods of rising interest rates. In addition, the Fund invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed-income securities. The Fund also uses investment management hedging techniques that may expose the Fund to special risks. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT

Michael J. Sais, CFA, is head of mortgage research for Banc One Investment Advisors and has been a Manager of the Fund since 1995. Before joining Banc One Investment Advisors in 1995, Mr. Sais was a Eurodollar trader with Citibank, a senior portfolio manager for Valley National Bank of Arizona (now Bank One, Arizona, N.A.), and head portfolio manager for PRIMERIT Bank FSB. Mr. Sais has nine years of investment management experience.


 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         3.00%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  3.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none
ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net
  assets) (4)
Investment Advisory Fees (after fee
  waiver) (4)                                  .30%      .30%      .30%          .30%
12b-1 Fees (after fee waiver) (5)              .25%      .75%      .75%          none
Other Expenses (6)                             .25%      .25%      .25%          .25%
Total Fund Operating Expenses (after fee
  waivers) (7)                                 .80%     1.30%     1.30%          .55%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .55% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the fee waiver, Other Expenses would be .31% for all classes of shares.
(7) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.21% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares, and .86% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 38       $  55       $  73        $126
Class A (without fee waivers)                   $ 42       $  67       $  95        $172
Class B                                         $ 43       $  61       $  71        $130
Class B (without fee waivers)                   $ 48       $  77       $  97        $182
Class C                                         $ 23       $  41       $  71        $157
Class C (without fee waivers)                   $ 28       $  57       $  97        $212
Fiduciary Class                                 $  6       $  18       $  31        $ 69
Fiduciary Class (without fee waiver)            $  9       $  27       $  48        $106

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 38       $  55       $  73        $126
Class A (without fee waivers)                   $ 42       $  67       $  95        $172
Class B                                         $ 13       $  41       $  71        $130
Class B (without fee waivers)                   $ 18       $  57       $  97        $182
Class C                                         $ 13       $  41       $  71        $157
Class C (without fee waivers)                   $ 18       $  57       $  97        $212
Fiduciary Class                                 $  6       $  18       $  31        $ 69
Fiduciary Class (without fee waiver)            $  9       $  27       $  48        $106

Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

12

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                   YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------------
                      FIDUCIARY                            1997            1996            1995            1994          1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.79       $    9.84       $    9.85       $   10.03       $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                      0.62            0.62            0.55            0.36           0.17
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.05           (0.07)          (0.05)          (0.15)          0.03
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             0.67            0.55            0.50            0.21           0.20
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                     (0.59)          (0.60)          (0.48)          (0.37)         (0.17)
  In excess of net investment income                        --              --              (0.03)          (0.02)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.59)          (0.60)          (0.51)          (0.39)         (0.17)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    9.87       $    9.79       $    9.84       $    9.85       $  10.03
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                                 7.14%           5.71%           5.14%           2.16%          4.93%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                      $114,413         $57,276         $51,050        $139,593       $154,413
  Ratio of expenses to average net assets                    0.35%           0.45%           0.61%           0.65%          0.58%(b)
  Ratio of net investment income to average net assets       6.02%           6.20%           5.18%           3.70%          4.71%(b)
  Ratio of expenses to average net assets*                   0.81%           1.06%           1.01%           0.81%          1.03%(b)
  Ratio of net investment income to average net
    assets*                                                  5.56%           5.59%           4.78%           3.54%          4.26%(b)
  Portfolio Turnover(c)                                     70.36%          67.65%           2.91%         242.20%        109.96%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced operations on February 2, 1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                   YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------------
                       CLASS A                             1997            1996            1995            1994         1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    9.78       $    9.83       $    9.84       $   10.03      $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                      0.58            0.58            0.52            0.36           0.14
  Net realized and unrealized gains (losses) from
    investments and futures                                  0.09           (0.06)          (0.06)          (0.17)          0.03
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                             0.67            0.52            0.46            0.19           0.17
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                     (0.58)          (0.57)          (0.46)          (0.34)         (0.14)
  In excess of net investment income                        --              --              (0.01)          (0.04)         --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (0.58)          (0.57)          (0.47)          (0.38)         (0.14)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    9.87       $    9.78       $    9.83       $    9.84       $  10.03
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                         7.00%           5.42%           4.84%           1.95%          4.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                       $29,643          $3,969          $4,631         $19,053         $3,106
  Ratio of expenses to average net assets                    0.61%           0.70%           0.86%           0.89%          0.81%(b)
  Ratio of net investment income to average net assets       5.78%           5.95%           4.88%           3.54%          4.47%(b)
  Ratio of expenses to average net asset*                    1.17%           1.41%           1.36%           1.14%          1.34%(b)
  Ratio of net investment income to average net asset*       5.22%           5.24%           4.38%           3.29%          3.95%(b)
  Portfolio Turnover(c)                                     70.36%          67.65%           2.91%         242.20%        109.96%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced offering on March 10, 1993. (b) Annualized. (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE ONE GROUP(R) ULTRA SHORT-TERM INCOME FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          ---------------------------------------------------
                              CLASS B                                   1997             1996             1995          1994(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $   9.76         $   9.84         $   9.86       $   9.98
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.54             0.52             0.47           0.12
  Net realized and unrealized gains (losses) from investments and
    futures                                                               0.05            (0.07)           (0.04)         (0.11)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.59             0.45             0.43           0.01
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                  (0.54)           (0.53)           (0.45)         (0.12)
  In excess of net investment income                                     --               --               --             (0.01)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.54)           (0.53)           (0.45)         (0.13)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $   9.81         $   9.76         $   9.84       $   9.86
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      6.22%            4.63%            4.77%         (0.09)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                   $  2,818         $  1,144         $    160       $     15
  Ratio of expenses to average net assets                                 1.07%            1.20%            1.31%          1.41%(c)
  Ratio of net investment income to average net assets                    5.18%            5.45%            4.91%          3.49%(c)
  Ratio of expenses to average net assets*                                1.81%            2.06%            1.96%          1.83%(c)
  Ratio of net investment income to average net assets*                   4.44%            4.59%            4.26%          3.07%(c)
  Portfolio Turnover(d)                                                  70.36%           67.65%            2.91%        242.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) The Fund commenced offering on January 14, 1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

14

THE ONE GROUP(R)
LIMITED VOLATILITY BOND FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities.

[ICON] INVESTMENT STRATEGY
The Fund invests in all types of debt securities with short to intermediate maturities. The Fund's average weighted maturity will ordinarily range between one and five years taking into account expected prepayment of principal on certain investments, although the Fund may shorten the weighted average maturity to as little as 90 days for temporary defensive purposes.

[ICON] PORTFOLIO SECURITIES

The Fund invests at least 80% of its total assets in debt securities with short to intermediate maturities. At least 65% of the Fund's total assets will consist of bonds and at least 65% of total assets will consist of obligations issued by the U.S. Government, its agencies, or instrumentalities (some of which may be subject to repurchase agreements). The Fund also may purchase taxable or tax-exempt municipal securities. Up to 20% the total assets may be invested in preferred stock. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
The Fund invests in fixed-income securities. The value of these securities will change in response to interest rate changes and other factors. In addition, the Fund invests in mortgage-related securities which may have greater price and yield volatility than traditional fixed-income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT
Roger A. Craig has been the manager of the Fund since November, 1996. Mr. Craig has served as a fixed income manager for Banc One Investment Advisors and its affiliates since 1986.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         3.00%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  3.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .40%      .40%      .40%          .40%
12b-1 Fees (after fee waiver) (5)              .25%      .75%      .75%          none
Other Expenses                                 .22%      .22%      .22%          .22%
Total Fund Operating Expenses (after fee
  waiver) (6)                                  .87%     1.37%     1.37%          .62%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .60% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares and .82% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 39       $  57       $  77        $134
Class A (without fee waivers)                   $ 42       $  66       $  92        $168
Class B                                         $ 44       $  63       $  75        $138
Class B (without fee waivers)                   $ 48       $  77       $  99        $181
Class C                                         $ 24       $  43       $  75        $165
Class C (without fee waivers)                   $ 28       $  57       $  99        $214
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  8       $  26       $  46        $101

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 39       $  57       $  77        $134
Class A (without fee waivers)                   $ 42       $  66       $  92        $168
Class B                                         $ 14       $  43       $  75        $138
Class B (without fee waivers)                   $ 18       $  57       $  99        $181
Class C                                         $ 14       $  43       $  75        $165
Class C (without fee waivers)                   $ 18       $  57       $  99        $214
Fiduciary Class                                 $  6       $  20       $  35        $ 77
Fiduciary Class (without fee waiver)            $  8       $  26       $  46        $101

Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                         YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------------------
            FIDUCIARY                  1997          1996          1995          1994          1993          1992          1991
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                            $   10.42     $   10.53     $   10.33     $   10.87     $   10.72     $   10.26    $   10.00
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                  0.63          0.64          0.60          0.54          0.61          0.70         0.58
  Net realized and unrealized
    gains (losses) from
    investments and futures              0.05         (0.11)         0.19         (0.45)         0.25          0.47         0.25
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities         0.68          0.53          0.79          0.09          0.86          1.17         0.83
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                 (0.63)        (0.64)        (0.59)        (0.55)        (0.62)        (0.70)       (0.57)
  In excess of net investment
    income                              --            --            --            (0.02)        --            --           --
  Net realized gains                    --            --            --            (0.06)        (0.09)        (0.01)       --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                     (0.63)        (0.64)        (0.59)        (0.63)        (0.71)        (0.71)       (0.57)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $   10.47     $   10.42     $   10.53     $   10.33     $   10.87     $   10.72    $   10.26
----------------------------------------------------------------------------------------------------------------------------------
Total Return                             6.75%         5.13%         7.96%         0.79%         8.27%        11.75%        9.76%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)                            $563,979      $604,916      $410,746      $447,394      $397,820      $301,907     $154,991
  Ratio of expenses to average net
    assets                               0.51%         0.51%         0.52%         0.50%         0.56%         0.52%        0.32%(b)
  Ratio of net investment income
    to average net assets                6.06%         6.06%         5.82%         5.10%         5.70%         6.63%        7.49%(b)
  Ratio of expenses to average net
    assets*                              0.81%         0.82%         0.85%         0.85%         0.90%         1.04%        0.92%(b)
  Ratio of net investment income
    to average net assets*               5.76%         5.75%         5.49%         4.75%         5.36%         6.11%        6.89%(b)
  Portfolio Turnover(a)                 66.61%        75.20%        76.43%        30.61%        40.28%        43.87%       24.69%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized.

                                                                                YEAR ENDED JUNE 30,
                                                         ------------------------------------------------------------------
                    CLASS A                          1997          1996          1995          1994          1993        1992(c)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   10.41     $   10.52     $   10.32     $   10.87     $   10.72     $  10.61
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                0.61          0.63          0.56          0.52          0.59         0.24
  Net realized and unrealized gains (losses)
    from investments and futures                       0.05         (0.13)         0.21         (0.46)         0.24         0.13
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                       0.66          0.50          0.77          0.06          0.83         0.37
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                               (0.61)        (0.61)        (0.56)        (0.51)        (0.59)       (0.26)
  In excess of net investment income                  --            --            (0.01)        (0.04)        --            --
  Net realized gains                                  --            --            --            (0.06)        (0.09)        --
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.61)        (0.61)        (0.57)        (0.61)        (0.68)       (0.26)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $   10.46     $   10.41     $   10.52     $   10.32     $   10.87    $   10.72
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                   6.47%         4.86%         7.67%         0.49%         8.04%        9.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                 $20,055       $21,343       $12,516       $15,216       $15,719    $     161
  Ratio of expenses to average net assets              0.76%         0.76%         0.77%         0.75%         0.76%        0.99%(b)
  Ratio of net investment income to average net
    assets                                             5.81%         5.81%         5.57%         4.92%         5.35%        5.95%(b)
  Ratio of expenses to average net assets*             1.16%         1.17%         1.20%         1.20%         1.27%        1.29%(b)
  Ratio of net investment income to average net
    assets*                                            5.41%         5.40%         5.14%         4.47%         4.84%        5.65%(b)
  Portfolio Turnover(a)                               66.61%        75.20%        76.43%        30.61%        40.28%       43.87%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. (b) Annualized. (c) Class A Shares commenced offering on February 18, 1992.

16

THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND    FINANCIAL HIGHLIGHTS

                                                                                          YEAR ENDED JUNE 30,
                                                                          ---------------------------------------------------
                              CLASS B                                   1997             1996             1995          1994(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  10.49         $  10.60         $  10.40       $  10.78
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                   0.55             0.55             0.53           0.17
  Net realized and unrealized gains (losses) from investments and
    futures                                                               0.04            (0.10)            0.19          (0.37)
----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                          0.59             0.45             0.72          (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Distributions
  Net investment income                                                  (0.55)           (0.56)           (0.52)         (0.15)
  In excess of net realized gains                                        --               --               --             (0.03)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.55)           (0.56)           (0.52)         (0.18)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  10.53         $  10.49         $  10.60       $  10.40
----------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                      5.74%            4.28%            7.18%         (1.81)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                     $4,920           $4,923           $2,906         $1,974
  Ratio of expenses to average net assets                                 1.20%            1.26%            1.28%          1.26%(c)
  Ratio of net investment income to average net assets                    5.21%            5.31%            5.10%          4.39%(c)
  Ratio of expenses to average net assets*                                1.81%            1.82%            1.86%          1.86%(c)
  Ratio of net investment income to average net assets*                   4.60%            4.75%            4.52%          3.79%(c)
  Portfolio Turnover(d)                                                  66.61%           75.20%           76.43%         30.61%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class B Shares commenced offering on January 14,
  1994. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                           17
THE ONE GROUP(R)
TREASURY & AGENCY FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

[ICON] INVESTMENT STRATEGY
The Fund invests in U.S. Treasury and other U.S. Agency obligations including fixed-income securities and mortgage-related securities. Normally, the Fund's average weighted maturity will range between two and five years.

[ICON] PORTFOLIO SECURITIES
The Fund normally invests at least 65% of its total assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury ("Treasury Obligations") and securities issued or guaranteed by U.S. Government agencies and instrumentalities. Treasury Obligations may include Separately Traded Registered Interest and Principal Securities ("STRIPS"), Coupon Under Book Entry Safekeeping ("CUBES"), and securities of other government-only investment companies, including other funds of The One Group. The Fund also may invest in government mortgage-backed securities and government adjustable rate mortgage loans ("ARMs"), as well as engage in securities lending. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in fixed-income securities. The value of these securities will change in response to interest rate changes and other factors. Before you invest, please read "More About the Funds" and "Investment Risks."

[ICON] FUND MANAGEMENT
Scott Grimshaw has been a manager of the Fund since 1996. Mr. Grimshaw is also head of Derivatives Research for Banc One Investment Advisors and Manager of the fixed income portion of the Asset Allocation Fund, having served in that position since November 1994. Mr. Grimshaw served as the Senior Investment Officer in the Quantitative and Analysis Group for BANC ONE CORPORATION prior to his current position. Mr. Grimshaw has been employed by BANC ONE CORPORATION or its affiliates since 1988.

 SHAREHOLDER EXPENSES

   SHAREHOLDER TRANSACTION EXPENSES (1)      CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         3.00%      none      none          none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                  none(2)  3.00%     1.00%          none
Redemption Fees                                none      none      none          none
Exchange Fees                                  none      none      none          none

ANNUAL OPERATING EXPENSES (3) (as a
  percentage of average daily net assets)
Investment Advisory Fees (after fee
  waiver) (4)                                  .20%      .20%      .20%          .20%
12b-1 Fees (after fee waiver) (5)              .25%      .75%      .75%          none
Other Expenses (6)                             .25%      .25%      .25%          .25%
Total Fund Operating Expenses (after fee
  waiver) (7)                                  .70%     1.20%     1.20%          .45%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Without the fee waiver, Investment Advisory Fees would be .40% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .35% for Class A shares and 1.00% for Class B and Class C shares.
(6) Without the voluntary reduction, Other Expenses would be .36% for all classes of shares.
(7) Without the voluntary reduction of fees, Total Operating Expenses would be 1.11% for Class A shares, 1.76% for Class B shares, 1.76% for Class C shares and .76% for Fiduciary Class shares.













 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 37       $  52       $  68        $114
Class A (without fee waivers)                   $ 41       $  64       $  89        $161
Class B                                         $ 42       $  58       $  66        $119
Class B (without fee waivers)                   $ 48       $  75       $  95        $174
Class C                                         $ 22       $  38       $  66        $145
Class C (without fee waivers)                   $ 28       $  55       $  95        $207
Fiduciary Class                                 $  5       $  14       $  25        $ 57
Fiduciary Class (without fee waivers)           $  8       $  24       $  42        $ 94

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $ 37       $  52       $  68        $114
Class A (without fee waivers)                   $ 41       $  64       $  89        $161
Class B                                         $ 12       $  38       $  66        $119
Class B (without fee waivers)                   $ 18       $  55       $  95        $174
Class C                                         $ 12       $  38       $  66        $145
Class C (without fee waivers)                   $ 18       $  55       $  95        $207
Fiduciary Class                                 $  5       $  14       $  25        $ 57
Fiduciary Class (without fee waivers)           $  8       $  24       $  42        $ 94

Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

18

THE ONE GROUP(R) TREASURY & AGENCY FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years or since inception, if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                   FIDUCIARY                                                     JUNE 30, 1997(a)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                   0.28
  Net realized and unrealized gains (losses) from investments and futures                                                (0.01)
---------------------------------------------------------------------------------------------------------------------------------

Total from Investment Activities                                                                                          0.27
---------------------------------------------------------------------------------------------------------------------------------
Distributions
Net investment income                                                                                                    (0.28)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $     9.99
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)(b)                                                                                   2.78%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $  110,084
  Ratio of expenses to average net assets(c)                                                                              0.45%
  Ratio of net investment income to average net assets(c)                                                                 6.44%
  Ratio of expenses to average net assets*(c)                                                                             0.78%
  Ratio of net investment income to average net assets*(c)                                                                6.11%
  Portfolio Turnover (d)                                                                                                 54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                    CLASS A                                                      JUNE 30, 1997(a)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                   0.29
  Net realized and unrealized gains (losses) from investments and futures                                                (0.02)
---------------------------------------------------------------------------------------------------------------------------------

Total from Investment Activities                                                                                          0.27
---------------------------------------------------------------------------------------------------------------------------------
Distributions
Net investment income                                                                                                    (0.29)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $     9.98
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)(b)                                                                                   2.78%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $       94
  Ratio of expenses to average net assets(c)                                                                              0.71%
  Ratio of net investment income to average net assets(c)                                                                 6.47%
  Ratio of expenses to average net assets*(c)                                                                             1.15%
  Ratio of net investment income to average net assets*(c)                                                                6.03%
  Portfolio Turnover(d)                                                                                                  54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE ONE GROUP(R) TREASURY & AGENCY FUND    FINANCIAL HIGHLIGHTS

                                                                                                                 JANUARY 20, 1997
                                                                                                                     THROUGH
                                                    CLASS B                                                      JUNE 30, 1997(a)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                   0.26
  Net realized and unrealized gains (losses) from investments and futures                                                (0.01)
---------------------------------------------------------------------------------------------------------------------------------

Total from Investment Activities                                                                                          0.25
---------------------------------------------------------------------------------------------------------------------------------
Distributions
Net investment income                                                                                                    (0.26)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $     9.99
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge) (b)                                                                                  2.58%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                  $      80
  Ratio of expenses to average net assets (c)                                                                             1.23%
  Ratio of net investment income to average net assets (c)                                                                6.30%
  Ratio of expenses to average net assets* (c)                                                                            1.81%
  Ratio of net investment income to average net assets* (c)                                                               5.72%
  Portfolio Turnover (d)                                                                                                 54.44%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              MORE ABOUT THE FUNDS

20


WHEN THE PROSPECTUS REFERS TO "BONDS," WHAT TYPES OF INVESTMENTS ARE INCLUDED?



"Bonds" include debt instruments issued by the U.S. Treasury, U.S. Government agencies, corporations, municipalities and foreign entities, mortgage-related securities, asset-backed securities, stripped government securities and zero coupon obligations.


PORTFOLIO QUALITY
----------------------------------------------------

The Funds only purchase securities that meet the following criteria.

DEBT SECURITIES

- The Limited Volatility Bond Fund, the Government Bond Fund and the Treasury & Agency Fund may invest in debt securities rated in any of the three highest investment grade rating categories.

- The Ultra Short-Term Income Fund and the Intermediate Bond Fund may invest in debt securities rated in any of the four investment grade rating categories.

- The Income Bond Fund may purchase securities in ANY rating category. Please read "Special Risk Considerations" and "High Yield/Junk Bonds" for more information about the Income Bond Fund.

PREFERRED STOCK

- The Ultra Short-Term Income Fund and the Intermediate Bond Fund may only invest in preferred stock rated in one of the four highest rating categories.

- Preferred stock purchased by the Limited Volatility Bond Fund must be rated in one of the three highest rating categories.

- The Income Bond Fund may invest in preferred stock in ANY rating category.

MUNICIPAL SECURITIES

- The Intermediate Bond Fund and the Ultra Short-Term Income Fund may only invest in municipal bonds rated in one of the four highest rating categories.

- Municipal bonds purchased by the Limited Volatility Bond Fund must be rated in one of the three highest rating categories.

- The Intermediate Bond Fund and the Ultra Short-Term Income Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable rate demand obligations that are rated in the highest or second highest rating categories. The Limited Volatility Bond Fund may invest in such securities only if they are rated in the highest rating category.


- The Income Bond Fund may invest in municipal securities rated in ANY category.


If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.

ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK
CONSIDERATIONS
----------------------------------------------------


FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


DERIVATIVES: Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile than other investments. These include:

- options, futures contracts, and options on futures contracts

- mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs)

- asset-backed securities

- swap, cap and floor transactions

- new financial products

- structured instruments

- inverse floating rate instruments

Derivatives may be riskier than traditional investments.

LOWER RATED SECURITIES: The Intermediate Bond Fund, the Ultra Short-Term Income Fund and the Income Bond Fund may invest in debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

HIGH YIELD/JUNK BONDS: The Income Bond Fund may invest in debt securities rated below investment grade. These securities are regarded as predominately speculative. Lower rated securities generally provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the investment company's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Income Bond Fund would experience a decrease in income and a decline in the market value of its investments. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

Finally, the market prices of debt securities generally fluctuate with changes in interest rates so that the Income Bond Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, the Income Bond Fund will not rely solely on ratings issued by established credit rating agencies, but will use such ratings in conjunction with Banc One Investment Advisors' independent and ongoing review of credit quality.

Because investments in lower rated securities involve greater investment risk, achievement of the Income Bond Fund's investment objectives may be more dependent on Banc One Advisor's credit analysis than would be the case if the Income Bond Fund were investing in higher rated securities. The Income Bond Fund may seek to hedge investments through transactions in options, futures contracts and related options. The Income Bond Fund also may use swap agreements to further manage exposure to lower rated securities.

                     HOW TO DO BUSINESS WITH THE ONE GROUP

22

PURCHASING
FUND SHARES
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and the following holidays:
  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4 p.m. Eastern Standard Time ("EST"), will be effective that day.

- Purchase orders may be canceled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. EST (i) on the business day after the order is placed if you are buying Fiduciary Class shares, and (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

The One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Fiduciary Class shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.


The One Group Fund Direct IRA. The One Group offers a retirement plan and, in 1998, will offer an education plan. These plans allow participants to defer taxes while their retirement and education savings grow. The education IRA requires a minimum investment of $500. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.


HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day at 4:00 p.m. EST.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment for all Funds except the Treasury & Agency Fund is $1,000 ($100 for employees of BANC ONE CORPORATION and its affiliates). The minimum initial investment for the Treasury & Agency Fund is $50,000.

   - Subsequent investments for all Funds except the Treasury & Agency Fund must be at least $100 ($25 for employees of BANC ONE CORPORATION and its affiliates). Subsequent investments for the Treasury & Agency Fund must be at least $1,000.

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "The One Group" to:

   State Street Bank and Trust Company
   c/o The One Group
   P.O. Box 8500
   Boston, MA 02266-8500

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes, simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "The One Group" to State Street Bank and Trust Company (see address above), to authorize a bank transfer or initiate a wire transfer.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes, except for The Treasury & Agency Fund. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- The One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


- You may revoke your right to make systematic investments by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CONVERSION FEATURE

- Your Class B shares automatically convert to Class A shares. Class B shares of the Intermediate Bond Fund, the Income Bond Fund, and the Government Bond Fund automatically convert to Class A shares after eight years.

- Class B shares of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund, and the Treasury & Agency Fund automatically convert to Class A shares after six years.

- Conversion periods are measured from the end of the month in which the Class B shares were purchased.


- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.


- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together for purposes of calculating the six and eight year time periods.

SALES CHARGES
----------------------------------------------------


The One Group Services Company compensates Shareholder Servicing Agents who sell shares of The One Group. Compensation comes from: sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The One Group Services Company, at its own expense, also will provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips, (including lodging at luxury resorts), tickets to entertainment events, and merchandise.

24

 CLASS A SHARES

If you buy Class A shares of THE LIMITED VOLATILITY BOND FUND, THE ULTRA SHORT-TERM INCOME FUND and THE TREASURY & AGENCY FUND, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.

                       SALES CHARGE AS A %
                         OF THE OFFERING       SALES CHARGE AS A %     COMMISSION AS A %
AMOUNT OF PURCHASE            PRICE            OF YOUR INVESTMENT      OF OFFERING PRICE
Less than $100,000            3.00%                   3.09%                  2.70%
$100,000-$249,999             2.50%                   2.56%                  2.18%
$250,000-$499,999             2.00%                   2.04%                  1.64%
$500,000-$999,999             1.50%                   1.52%                  1.20%
$1,000,000*                   0.00%                   0.00%                  0.00%

If you buy Class A shares of THE INTERMEDIATE BOND FUND, THE INCOME BOND FUND, and THE GOVERNMENT BOND FUND, the following table shows the amount of sales charge and the commissions paid to Shareholder Servicing Agents.

                       SALES CHARGE AS A %
                         OF THE OFFERING       SALES CHARGE AS A %     COMMISSION AS A %
AMOUNT OF PURCHASE            PRICE            OF YOUR INVESTMENT      OF OFFERING PRICE
Less than $100,000            4.50%                   4.71%                  4.05%
$100,000-$249,999             3.50%                   3.63%                  3.05%
$250,000-$499,999             2.50%                   2.56%                  2.05%
$500,000-$999,999             2.00%                   2.04%                  1.60%
$1,000,000*                   0.00%                   0.00%                  0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem Class B shares of the INTERMEDIATE BOND FUND, THE INCOME BOND FUND OR THE GOVERNMENT BOND FUND before the sixth anniversary of purchase, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       5.00%
         1-2                       4.00%
         2-3                       3.00%
         3-4                       3.00%
         4-5                       2.00%
         5-6                       1.00%
     more than 6                    None

Or if you redeem Class B shares of the ULTRA SHORT-TERM INCOME FUND, THE LIMITED VOLATILITY BOND FUND OR THE TREASURY & AGENCY FUND prior to the fourth anniversary of purchase, you will be assessed a CDSC according to the following schedule:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       3.00%
         1-2                       3.00%
         2-3                       2.00%
         3-4                       1.00%
     more than 4                    None

The One Group Services Company pays a commission of 4.00% of the original purchase to Shareholder Servicing Agents who sell Class B shares of the Intermediate Bond Fund, the Income Bond Fund and the Government Bond Fund. Shareholder Servicing Agents who sell Class B shares of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund and the Treasury & Agency Fund receive a commission of 2.75% from The One Group Services Company.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       1.00%
  After first year                  None

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

26

12B-1 FEES

12b-1 fees are paid by The One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of The One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond Fund, the Income Bond Fund, and the Government Bond Fund and to .75% for the Limited Volatility Bond Fund, the Ultra Short-Term Income Fund, and the Treasury & Agency Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Fiduciary Class shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% of the average daily net assets of the Class A shares of the Funds. In addition, The One Group Services Company received 12b-1 fees totaling .90% of the average daily net assets of the Class B shares of the Intermediate Bond Fund, the Income Bond Fund, and the Government Bond Fund, and .75% for Class B shares of the Limited Volatility Bond Fund, the Ultra Short-Term Income Fund, and the Treasury & Agency Fund.

- The One Group Services Company may pay
   12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE
REDUCTIONS
AND WAIVERS
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more Funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - The One Group.

   - BANC ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with The One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a fund of The One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANC ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

   - Shareholder Servicing Agents who have a dealer arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

5. Bought with proceeds from the sale of Fiduciary Class shares of a Fund of The One Group or acquired in an exchange of Fiduciary Class shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund (other than a fund of The One Group) for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a Fund of The One Group.

8. Bought with assets of The One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other Funds of The One Group.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other Funds of The One Group.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance of the purchase. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

28

EXCHANGING
FUND SHARES
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Fiduciary Class shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group.

- Class A shares of a Fund may be exchanged for Fiduciary Class shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another Fund of The One Group.

- Class C shares of a Fund may be exchanged for Class C shares of another Fund of The One Group.

The One Group does not charge a fee for this privilege. In addition, The One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m., EST.

- You have provided The One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Fiduciary Class shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, The One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.


- In addition, The One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING
FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4 p.m. EST, will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or State Street Bank and Trust Company at the following address:

  The One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8500
  Boston, MA 02266-8500

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at
  (800) 480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record; and

   3. the redemption check is mailed to the shareholder at the record address.

- On the Account Application Form, you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank; or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00


- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Fiduciary Class shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV.

- If you own Class B or Class C shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or State Street Bank and Trust Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. These payments may be less than $100 each.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be

30

      made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and The One Group has not yet received payment on the check, The One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, The One Group will automatically redeem shares in accounts which, because of shareholder redemptions, have values of less than $1,000. No sales charges will be assessed and you will be given 60 days to make additional investments in the Fund to increase the value of your account to at least $1,000.

- The One Group may suspend your ability to redeem, or will redeem your shares involuntarily, when it seems appropriate to do so in light of its responsibilities under the Federal securities laws. The Statement of Additional Information offers more details about this process.

                            SHAREHOLDER INFORMATION

VOTING RIGHTS
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANC ONE CORPORATION (100 East Broad Street, Columbus, Ohio, 43271), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940 to control the Funds. This is because as of August 5, 1997, BANC ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Fiduciary Class shares of the Funds.

On the same date, the following shareholders owned 25% or more of Class A or Class B shares of the Fund. As a consequence, they are considered to be controlling persons of these classes of the Fund listed below.


                                                                                 PERCENTAGE OF      TYPE OF
            NAME AND ADDRESS                           FUND/CLASS                  OWNERSHIP       OWNERSHIP
  Dean Witter FBO City of Montgomery       Treasury & Agency Fund                    83.57%          Record
  10101 Montgomery Road                    Class A
  Church St Station -- P.O. Box 250
  New York, NY 10013-0250

  Dean Witter FBO Helen D Johnson          Treasury & Agency Fund                    31.02%          Record
  Rt 2 Box 118                             Class B
  Church St Station- P.O. Box 250
  New York, NY 10277-0001

  Dean Witter for the Benefit of           Ultra Short-Term                          25.34%          Record
  St. Joseph Hospital                      Income Fund
  Attn: Rick West                          Class A
  5 World Trade Center, 6th Floor
  New York, NY 10048-0205

DIVIDEND POLICIES
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually. To maintain a relatively even rate of distributions from the Treasury & Agency Fund, the monthly distributions for that Fund may be fixed from time to time at rates consistent with Banc One Investment Advisors' long-term earnings expectations.

Dividends payable on Fiduciary Class shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8500, Boston, MA 02266-8500, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

32

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT
OF THE FUNDS
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT
OF SHAREHOLDERS
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including net short-term capital gains) on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and dividends from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received the shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In September and March you will receive a financial report from The One Group. In addition, The One Group will periodically send you proxy statements and other reports.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE FUNDS

Each Fund is a series of The One Group, an open-end management investment company. The One Group currently consists of 40 separate Funds. Each Fund described in this prospectus is diversified. Six of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of The One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to The One Group since 1993. Prior to that time, The One Group was advised by affiliates of Banc One Investment Advisors. In addition to The One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously and retirement accounts. As of June 30, 1997, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, managed over $47 billion in assets.

For the fiscal year ended June 30, 1997, the Funds paid investment advisory fees at the following rates:

                                                          ANNUAL RATE AS PERCENTAGE
           FUND NAME                                     OF AVERAGE DAILY NET ASSETS
           The One Group(R) Intermediate Bond Fund                   .33%
           The One Group(R) Income Bond Fund                         .40%
           The One Group(R) Government Bond Fund                     .41%
           The One Group(R) Ultra Short-Term Income
           Fund                                                      .20%
           The One Group(R) Limited Volatility Bond
           Fund                                                      .30%
           The One Group(R) Treasury & Agency Fund                   .20%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory reporting and compliances. For these services, The One Group Services Company receives a fee based on the total assets of The One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations.

Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or your Shareholder Servicing Agent if appropriate, handles shareholder recordkeeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company, Bank One Trust Company, N.A. is paid a fee paid by the Funds for this service.

           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES



34

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



              FUND NAME                                            FUND CODE
              The One Group(R) Intermediate Bond Fund                 1
              The One Group(R) Income Bond Fund                       2
              The One Group(R) Government Bond Fund                   3
              The One Group(R) Ultra Short-Term Income Fund           4
              The One Group(R) Limited Volatility Bond Fund           5
              The One Group(R) Treasury & Agency Fund                 6

INSTRUMENT                                                            FUND CODE            RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and              1-6                Market
CUBES.

TREASURY RECEIPTS: TRS, TIGRS, and CATS.                                 1-5                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies         1-6                Market
and instrumentalities of the U.S. Government. These include                                 Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated         1, 2, 4, 5            Credit
maturity.                                                                                   Market
                                                                                           Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in            1, 2, 4, 5            Market
exchange for the deposit of funds.                                                         Liquidity
                                                                                            Credit

REPURCHASE AGREEMENTS: The purchase of a security and the                1-5                Credit
simultaneous commitment to return the security to the seller at                             Market
an agreed upon price on an agreed upon date. This is treated as                            Liquidity
a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the             1-5                Market
simultaneous commitment to buy the security back at an agreed                              Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33% of the securities           1-6                Credit
owned by a Fund. In return the Fund will receive cash and/or                                Market
other securities as collateral.                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1-5                Market
contract to purchase securities at a fixed price for delivery at                           Leverage
a future date.                                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,          1, 2, 4-6             Market
including money market funds of The One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. The
Treasury & Agency Fund will only purchase shares of investment companies which invest exclusively in U.S. Treasury and other
U.S. Agency obligations. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as
investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to       1, 2, 4              Market
common stock.                                                                               Credit

CALL AND PUT OPTIONS: A call option gives the buyer the right to         1-4              Management
buy, and obligates the seller of the option to sell, a security                            Liquidity
at a specified price. A put option gives the buyer the right to                             Credit
sell, and obligates the seller of the option to buy, a security                             Market
at a specified price. The Funds will sell covered call and                                 Leverage
secured put options.

INSTRUMENT                                                            FUND CODE            RISK TYPE


FUTURES AND RELATED OPTIONS: A contract providing for the future         1-4              Management
sale and purchase of a specified amount of a specified security,                            Market
class of securities, or an index at a specified time in the                                 Credit
future and at a specified price.                                                           Liquidity
                                                                                           Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment               1-6               Liquidity
vehicles which invest primarily in income producing real estate                           Management
or real estate related loans or interest.                                                   Market
                                                                                          Pre-payment
                                                                                              Tax
                                                                                          Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on       1, 2, 4, 5            Credit
and accepted by a commercial bank. Maturities are generally six                            Liquidity
months or less.                                                                             Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory         1, 2, 4, 5            Credit
notes issued by corporations and other entities. Maturities                                Liquidity
generally vary from a few days to nine months.                                              Market

FOREIGN SECURITIES: Debt issued by foreign governments, foreign       1, 2, 4, 5            Market
corporations, domestic subsidiaries of foreign corporations, and                           Political
foreign banks, as well as commercial paper of foreign issuers                              Liquidity
and obligations of foreign banks and overseas branches of U.S.                        Foreign Investment
banks and of foreign issuers and supranational entities.

RESTRICTED SECURITIES: Securities not registered under the            1, 2, 4, 5           Liquidity
Securities Act of 1933, such privately placed commercial paper                              Market
and Rule 144A securities.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-6                Market
interest rates which are reset daily, weekly, quarterly or some                             Credit
other period and which may be payable to the Fund on demand. The                           Liquidity
Treasury & Agency Fund will invest in these securities only if they are issued by the U.S. Treasury or another U.S. Government
Agency.

WARRANTS: Securities, typically issued with preferred stock or            2                 Market
bonds that give the holder the right to buy a proportionate                                 Credit
amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a dividend      1, 2, 4, 5            Market
at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real             1-6              Pre-payment
estate loans and pools of loans. These include collateralized                               Market
mortgage obligations ("CMOs") and Real Estate Mortgage                                      Credit
Investment Conduits ("REMICs").                                                           Regulatory

CORPORATE DEBT SECURITIES: Corporate bonds and non-convertible        1, 2, 4, 5            Market
debt securities.                                                                            Credit

DEMAND FEATURES: Securities that are subject to puts and standby      1, 2, 4, 5            Market
commitments to purchase the securities at a fixed price (usually                           Liquidity
with accrued interest) within a fixed period of time following                            Management
demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company                1, 2, 4, 5          Pre-payment
receivables, home equity loans truck and auto loans, leases,                                Market
credit card receivables and other securities backed by other                                Credit
types of receivables or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells               1-5              Pre-payment
securities for delivery in a current month and simultaneously                               Market
contracts with the same party to repurchase similar but not                               Regulatory
identical securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage             1-6              Pre-payment
pool which provide for a fixed initial mortgage interest rate                               Market
for a specified period of time, after which the rate may be                                 Credit
subject to periodic adjustments. The Treasury & Agency Fund will                          Regulatory
only buy Government ARMs.

SWAPS, CAPS AND FLOORS: A Fund may enter into these transactions         1-4              Management
to manage its exposure to changing interest rates and other                                 Credit
factors. Swaps involve an exchange of obligations by two                                   Liquidity
parties. Caps and floors entitle a purchaser to a principal                                 Market
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

36

INSTRUMENT                                                            FUND CODE            RISK TYPE

NEW FINANCIAL PRODUCTS: New options and futures contracts and            1-4              Management
other financial products continue to be developed and the Fund                              Credit
may invest in such options, contracts and products.                                         Market
                                                                                           Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies and           1-4                Market
instrumentalities of the U.S. government, banks, municipalities,                           Liquidity
corporations and other businesses whose interest and/or                                   Management
principal payments are indexed to foreign currency exchange                                 Credit
rates, interest rates, or one or more other references indices.                       Foreign Investment

MUNICIPAL SECURITIES: Securities issued by a state or political       1, 2, 4, 5            Credit
subdivision to obtain funds for various public purposes.                                   Political
Municipal securities include private activity bonds and                                       Tax
industrial development bonds, as well as General Obligation                                 Market
Notes, Anticipation Notes, Bond Tax Anticipation Notes, Revenue
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal
housing authorities and single family revenue bonds.

ZERO COUPON DEBT SECURITIES: Bonds and other debt that pay no         1, 2, 4, 5            Credit
interest, but are issued at a discount from their value at                                  Market
maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero coupon debt securities        1, 2, 4, 5            Credit
which convert on a specified date to interest bearing debt                                  Market
securities.

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class              1-4              Pre-payment
mortgage securities which are usually structured with two                                   Market
classes of shares that receive different proportions of the                                 Credit
interest and principal from a pool of mortgage assets. These                              Regulatory
include IOs and POs. The Funds only invest in Stripped
Mortgage-Backed Securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged floating rate debt          1-4                Market
instruments with interest rates that reset in the opposite                                 Leverage
direction from the market rate of interest to which the inverse                             Credit
floater is indexed.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or            1, 2, 4, 5            Credit
assignments of all or a portion of loans to corporations or to                             Political
governments, including governments of the less developed                                   Liquidity
countries ("LDC's").                                                                  Foreign Investment
                                                                                            Market

FIXED RATE MORTGAGE LOANS: Investments in fixed rate mortgage         1, 2, 4, 5            Credit
loans or mortgage pools which bear simple interest at fixed                               Pre-payment
annual rates and have original terms ranging from 5 to 40 years.                          Regulatory
                                                                                            Market

SHORT-TERM FUNDING AGREEMENTS: Investments in short-term funding      1, 2, 4, 5            Credit
agreements issued by banks and highly rated U.S. insurance                                 Liquidity
companies such as Guaranteed Investment Contracts ("GIC's") and                             Market
Bank Investment Contracts ("BIC's").

INVESTMENT RISKS
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risk than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in

38

  greater price and yield volatility. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a mortgage lender has when a borrower defaults on mortgage loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES
----------------------------------------------------

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:

1. Purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.


2. Concentrate their investment in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.


3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies are set forth in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes as determined by Banc One Investment Advisors, the Funds may invest up to 100% of their assets in money market instruments, and may hold a portion of their assets in cash for liquidity purposes. While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year.

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1997 is shown on the Financial Highlights.

                                    APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

   D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S INVESTORS SERVICE, L.P. ("FITCH")

    F-1+ Exceptionally strong credit quality. Strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Assurance of timely payment is only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Satisfactory degree of assurance for timely payment, but the margin of safety is not as good as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED ("IBCA")

      A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

      A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

40

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF MUNICIPAL BOND RATINGS
(including foreign, mortgage and asset-backed securities)

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Speculative Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligations.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
  MIG1 & Short-term municipal securities rated MIG1 or VMIG1 are of the best
   VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



  MIG2 & These Short-term municipal securities are of high quality. Margins of VMIG2 protection are ample although not so large as in the preceding group.


  MIG3 & Favorable quality. All security elements are accounted for, but the
   VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.















S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

42

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.COM) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE ONE GROUP(R).


TOG-F-122

                     THE ONE GROUP(R) FAMILY OF MUTUAL FUNDS

                               MONEY MARKET FUNDS

                              COMBINED PROSPECTUS

                                NOVEMBER 1, 1997


                    THE ONE GROUP(R) PRIME MONEY MARKET FUND

                  THE ONE GROUP(R) MUNICIPAL MONEY MARKET FUND

                THE ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND

           THE ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND


 This prospectus describes four money market mutual funds with a variety of investment objectives, including current income, interest income exempt from Federal Income Tax, and interest income exempt from
                Federal Income Tax and Ohio Personal Income Tax.
 The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

         PLEASE REMEMBER THAT SHARES OF THE FUNDS: o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES; o ARE
    NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR
                 BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; o
                 INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

           THE ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND MAY INVEST A
         SIGNIFICANT PORTION OF ITS ASSETS IN THE SECURITIES OF A SINGLE
      ISSUER. AS A RESULT, AN INVESTMENT IN THE FUND MAY ENTAIL MORE RISKS
            THAN AN INVESTMENT IN ANOTHER TYPE OF MONEY MARKET FUND.

              THERE IS NO ASSURANCE THAT THE FUNDS WILL MEET THEIR
               INVESTMENT OBJECTIVES OR BE ABLE TO MAINTAIN A NET
              ASSET VALUE OF $1.00 PER SHARE ON A CONTINUOUS BASIS.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
       SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                                   PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                   A BRIEF PREVIEW OF THE FUNDS..............................    1
                   ABOUT THE FUNDS...........................................    2
                      The One Group(R) Prime Money Market Fund...............    2
                      The One Group(R) Municipal Money Market Fund...........    5
                      The One Group(R) Ohio Municipal Money Market Fund......    7
                      The One Group(R) U.S. Treasury Securities Money Market
                        Fund.................................................    9
                   MORE ABOUT THE FUNDS......................................   12
                   HOW TO DO BUSINESS WITH THE ONE GROUP.....................   13
                      Purchasing Fund Shares.................................   13
                      Sales Charges..........................................   15
                      Sales Charge Reductions and Waivers....................   16
                      Exchanging Fund Shares.................................   16
                      Redeeming Fund Shares..................................   17
                   SHAREHOLDER INFORMATION...................................   20
                      Voting Rights..........................................   20
                      Dividend Policies......................................   20
                      Tax Treatment of the Funds.............................   21
                      Tax Treatment of Shareholders..........................   21
                      Shareholder Inquiries..................................   22
                   ORGANIZATION AND MANAGEMENT OF THE FUNDS..................   23
                      The Funds..............................................   23
                      The Board of Trustees..................................   23
                      The Advisor............................................   23
                      The Distributor........................................   23
                      The Administrator and Sub-Administrator................   23
                      The Transfer Agent, Custodian and Sub-Custodian........   23
                   DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                     POLICIES................................................   24
                      Investment Practices...................................   24
                      Investment Risks.......................................   26
                      Investment Policies....................................   27
                   APPENDIX: DESCRIPTION OF RATINGS..........................   29

                        A BRIEF PREVIEW OF THE FUNDS

             WHAT ARE THE GOALS OF THE ONE GROUP MONEY MARKET FUNDS?
             The Funds are designed for a variety of investment objectives, including current income, interest income exempt from Federal Income Tax, and interest income exempt from Federal Income Tax and Ohio Personal Income Tax. Each Fund pursues a different objective and involves different risks. All of the Funds will use their best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds intend to comply with Rule 2a-7 under the Investment Company Act of 1940.

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

             The Funds invest in securities that are backed by "credit enhancements" such as letters of credit. The value of investments in the Funds could decrease if the credit quality of the credit enhancement provider declines. The Prime Money Market Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed income securities. In addition, the Prime Money Market Fund invests in U.S. dollar denominated foreign securities which may expose the Fund to risks that are different from investments in U.S. Securities. The Ohio Municipal Money Market Fund is a nondiversified fund which exposes investors to special risks. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             Each Fund currently offers Class A, Class C and Fiduciary Class shares. Class A and Class C shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Fiduciary Class shares are not available to Individual Retirement Accounts ("IRA").

             The Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund also offer Class B and Service Class shares. Class B shares are offered to the general public. Service Class shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing. The section called "How To Do Business With The One Group" will provide more information.

             HOW DO I PURCHASE AND REDEEM SHARES?

             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Class C Shares are not available for purchase in all of the Funds. Purchase and redemption procedures are explained in greater detail in "How To Do Business With The One Group." For additional information, call The One Group Services Company at 1-800-480-4111.


             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed periodically. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary."

2

THE ONE GROUP(R)
PRIME MONEY MARKET FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a diversified money market fund that seeks current income with liquidity and stability of principal.

[ICON] PORTFOLIO SECURITIES
The Fund invests exclusively in high quality money market instruments. These instruments include U.S. Treasury obligations, obligations issued or guaranteed by U.S. agencies or instrumentalities, mortgage-backed securities, commercial paper, bank obligations and deposit notes. The Fund also may invest in commercial paper issued by foreign issuers. The Fund may invest up to 10% of its net assets in illiquid investments such as certain restricted securities and private placements. The Fund also engages in securities lending. For a list of all of the securities in which the Fund may invest, please read "Investment Policies."

[ICON] RISK CONSIDERATIONS
The Fund invests in securities that are backed by "credit enhancements" such as letters of credit. The value of your investment in the Fund could decrease if the value of the securities in the portfolio decreases in response to declining credit quality of a credit enhancement provider. The fund also invests in U.S. dollar denominated foreign investments which involve risks that are different from investments in U.S. companies. In addition, the Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed-income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

                                                                          SERVICE   FIDUCIARY
   SHAREHOLDER TRANSACTION EXPENSES (1)     CLASS A   CLASS B   CLASS C    CLASS      CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         none      none      none      none       none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                 none     5.00%     1.00%      none       none
Redemption Fees                               none      none      none      none       none
Exchange Fees                                 none      none      none      none       none
ANNUAL OPERATING EXPENSES (2)
  (as a percentage of average daily
  net assets)
Investment Advisory Fees (after fee
  waiver) (3)                                 .30%      .30%      .30%      .30%       .30%
12b-1 Fees (after fee waiver) (4)             .25%     1.00%     1.00%      .55%       none
Other Expenses                                .20%      .20%      .20%      .20%       .20%
Total Fund Operating Expenses (after fee
  waivers) (5)                                .75%     1.50%     1.50%     1.05%       .50%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.
(3) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.
(4) Due to 12b-1 fees, long-term Class A, Class B, Class C and Service Class shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .75% for Service Class shares.
(5) Without a voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 1.30% for Service Class shares and .55% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  42        $ 93
Class A (without fee waiver)                    $  8       $  26       $  44        $ 99
Class B                                         $ 65       $  77       $ 102        $159
Class B (without fee waiver)                    $ 66       $  79       $ 104        $164
Class C                                         $ 25       $  47       $  82        $179
Class C (without fee waiver)                    $ 26       $  49       $  84        $185
Fiduciary Class                                 $  5       $  16       $  28        $ 63
Fiduciary Class (without fee waiver)            $  6       $  18       $  31        $ 69

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  42        $ 93
Class A (without fee waiver)                    $  8       $  26       $  44        $ 99
Class B                                         $ 15       $  47       $  82        $159
Class B (without fee waiver)                    $ 16       $  49       $  84        $164
Class C                                         $ 15       $  47       $  82        $179
Class C (without fee waiver)                    $ 16       $  49       $  84        $185
Fiduciary Class                                 $  5       $  16       $  28        $ 63
Fiduciary Class (without fee waiver)            $  6       $  18       $  31        $ 69

Class B shares automatically convert to Class A shares after eight years. Therefore, the "10 years" examples above reflect this conversion.

Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a very limited period of time. However, a shareholder investing in the Service Class shares on a continual basis for a period of one month would pay $1, three months would pay $3, one year would pay $11. Without the voluntary fee reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) PRIME MONEY MARKET FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                             YEARS ENDED JUNE 30,
                                            --------------------------------------------------------------------------------------
                FIDUCIARY                      1997           1996           1995           1994           1993           1992
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                           0.051          0.054          0.052          0.031          0.030          0.045
----------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                          (0.051)        (0.054)        (0.052)        (0.031)        (0.030)        (0.045)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       5.20%          5.49%          5.34%          3.19%          3.09%          4.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $ 2,563,768    $ 2,186,562    $ 1,965,416    $ 1,600,876    $   979,275    $   946,504
  Ratio of expenses to average net assets          0.48%          0.44%          0.41%          0.40%          0.44%          0.59%
  Ratio of net investment income to
    average net assets                             5.08%          5.34%          5.27%          3.18%          3.05%          4.49%
  Ratio of expenses to average net assets*         0.56%          0.55%          0.57%          0.59%          0.62%          0.76%
  Ratio of net investment income average
    net assets*                                    5.00%          5.23%          5.12%          2.99%          2.87%          4.32%


                                            ---------------------------
                FIDUCIARY                         1991         1990
                                            <
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.000    $     1.000
-----------------------------------------------------------------------
Investment Activities
  Net investment income                           0.069          0.080
-----------------------------------------------------------------------
Less: Distributions
  Net investment income                          (0.069)        (0.080)
-----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     1.000    $     1.000
-----------------------------------------------------------------------
Total Return                                       7.12%          8.33%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $   760,726    $   562,680
  Ratio of expenses to average net assets          0.68%          0.64%
  Ratio of net investment income to
    average net assets                             6.86%          8.02%
  Ratio of expenses to average net assets*         0.83%          0.79%
  Ratio of net investment income average
    net assets*                                    6.71%          7.87%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                                            YEARS ENDED JUNE 30,
                                           --------------------------------------------------------------------------------------
                 CLASS A                      1997           1996           1995           1994           1993          1992(a)
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $    1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          0.048          0.051          0.050          0.027          0.030         0.013
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                         (0.048)        (0.051)        (0.050)        (0.027)        (0.030)       (0.013)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $    1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.94%          5.22%          5.08%          2.93%          2.83%         3.51%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $   332,646    $   315,374    $   201,968    $    74,759    $    61,106    $       511
  Ratio of expenses to average net assets         0.73%          0.69%          0.67%          0.65%          0.65%         0.79%(b)
  Ratio of net investment income to
    average net assets                            4.83%          5.09%          5.02%          2.92%          2.67%         3.40%(b)
  Ratio of expenses to average net
    assets*                                       0.91%          0.90%          0.92%          0.90%          0.99%         0.94%(b)
  Ratio of net investment income to
    average net assets*                           4.65%          4.88%          4.77%          2.67%          2.33%         3.25%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A Shares commenced offering on February 18,
  1992.  (b) Annualized.

4

THE ONE GROUP(R) PRIME MONEY MARKET FUND    FINANCIAL HIGHLIGHTS

                                                                                                                     NOVEMBER 21,
                                                                                                                       1996 TO
                                                                                                                       JUNE 30,
                                                      CLASS B                                                          1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                   $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                   0.026
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                                                                                                  (0.026)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                         $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                                                                                       2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                    $    618
  Ratio of expenses to average net assets                                                                                  1.51%(c)
  Ratio of net investment income to average net assets                                                                     4.16%(c)
  Ratio of expenses to average net assets*                                                                                 1.59%(c)
  Ratio of net investment income to average net assets*                                                                    4.08%(c)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                                                                             5
THE ONE GROUP(R)
MUNICIPAL MONEY MARKET FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a diversified fund that seeks as high a level of current interest income exempt from Federal income tax as is consistent with capital preservation and stability of principal.

[ICON] PORTFOLIO SECURITIES
As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in municipal securities. These are securities issued by or on behalf of the states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities. These municipal securities produce interest that, in the opinion of bond counsel for the issuer, is exempt from Federal income tax. However, the Fund may invest as much as 100% of its assets in municipal securities that produce income that is subject to the Federal alternative minimum tax. If you are subject to the Federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest. The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

[ICON] RISK CONSIDERATIONS
The Fund invests in securities that are backed by "credit enhancements" such as letters of credit. The value of your investment in the Fund could decrease if the value of the securities in the portfolio decreases in response to declining credit quality of a credit enhancement provider. In addition, the Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed-income securities. Before you invest, please read "More Information about the Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES (1)          CLASS A   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)                        none      none          none
Maximum Contingent Deferred Sales Charge (as a
  percentage of original purchase price or
  redemption proceeds, as applicable)                  none     1.00%          none
Redemption Fees                                        none      none          none
Exchange Fees                                          none      none          none

ANNUAL OPERATING EXPENSES (2)
(as a percentage of average daily net assets)
Investment Advisory Fees (after fee waiver) (3)        .25%      .25%          .25%
12b-1 Fees (4)                                         .25%     1.00%          none
Other Expenses                                         .25%      .25%          .25%
Total Fund Operating Expenses (after fee
  waiver) (5)                                          .75%     1.50%          .50%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.
(3) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.
(4) Due to 12b-1 fees, long-term Class A and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers.
(5) Total Operating Expenses have been revised to reflect fee waivers. Without a voluntary reduction of Investment Advisory fees, Total Operating Expenses would be .85% for Class A shares, 1.60% for Class C shares and .60% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  42        $ 93
Class A (without fee waiver)                    $  9       $  27       $  47        $105
Class C                                         $ 25       $  47       $  82        $179
Class C (without fee waiver)                    $ 26       $  50       $  87        $190
Fiduciary Class                                 $  5       $  16       $  28        $ 63
Fiduciary Class (without fee waiver)            $  6       $  19       $  33        $ 75

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  42        $ 93
Class A (without fee waiver)                    $  9       $  27       $  47        $105
Class C                                         $ 15       $  47       $  82        $179
Class C (without fee waiver)                    $ 16       $  50       $  87        $190
Fiduciary Class                                 $  5       $  16       $  28        $ 63
Fiduciary Class (without fee waiver)            $  6       $  19       $  33        $ 75

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

6

THE ONE GROUP(R) MUNICIPAL MONEY MARKET FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                     YEARS ENDED JUNE 30,
                                     -----------------------------------------------------------------------------------
         FIDUCIARY             1997         1996         1995         1994         1993         1992         1991         1990
NET ASSET VALUE, BEGINNING
  OF PERIOD                  $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income          0.031        0.033        0.032        0.021        0.021        0.034        0.050        0.057
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income         (0.031)      (0.033)      (0.032)      (0.021)      (0.021)      (0.034)      (0.050)      (0.057)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD                     $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                      3.19%        3.34%        3.28%        2.16%        2.15%        3.47%        5.17%        5.82%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of
    period (000)             $ 467,420    $ 459,807    $ 437,743    $ 352,702    $ 175,277    $ 170,961    $ 166,200    $ 145,712
  Ratio of expenses to
    average net assets            0.43%        0.41%        0.41%        0.40%        0.46%        0.43%        0.32%        0.36%
  Ratio of net investment
    income to average net
    assets                        3.16%        3.29%        3.26%        2.13%        2.12%        3.41%        5.04%        5.66%
  Ratio of expenses to
    average net assets*           0.55%        0.59%        0.59%        0.60%        0.66%        0.80%        0.67%        0.76%
  Ratio of net investment
    income to average net
    assets*                       3.04%        3.11%        3.08%        1.93%        1.92%        3.04%        4.69%        5.26%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                                                                                  YEARS ENDED JUNE 30,
                                                       -------------------------------------------------------------
                       CLASS A                           1997         1996         1995         1994         1993        1992(a)
NET ASSET VALUE, BEGINNING OF PERIOD                   $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                    0.029        0.030        0.030        0.021        0.019       0.009
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                                   (0.029)      (0.030)      (0.030)      (0.021)      (0.019)     (0.009)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $  1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                2.97%        3.08%        3.02%        1.96%        1.89%       2.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $  48,185    $  50,720    $  56,518    $  41,595    $  18,932    $    122
  Ratio of expenses to average net assets                   0.68%        0.66%        0.66%        0.65%        0.66%       0.84%(b)
  Ratio of net investment income to average net
    assets                                                  2.91%        3.04%        3.01%        1.92%        1.82%       2.44%(b)
  Ratio of expenses to average net assets*                  0.90%        0.94%        0.94%        0.91%        1.01%       0.99%(b)
  Ratio of net investment income to average net
    assets*                                                 2.69%        2.76%        2.73%        1.66%        1.47%       2.29%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Class A shares commenced offering on February 18, 1992. (b) Annualized.

THE ONE GROUP(R)
OHIO MUNICIPAL MONEY MARKET FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a non-diversified money market fund that seeks as high a level of current interest income exempt from Federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

[ICON] PORTFOLIO SECURITIES

The Fund will invest at least 80% of its total assets in Ohio municipal securities. These are securities issued by or on behalf of the State of Ohio and its political subdivisions, agencies, instrumentalities and authorities. Ohio municipal securities produce interest that, in the opinion of bond counsel for the issuer, is exempt from both Federal income tax and Ohio personal income tax. The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from Federal income tax. The Fund has the ability to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that is subject to the Federal alternative minimum tax. If you are subject to the Federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest. Finally, the Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
Because of the relatively small number of issuers of Ohio municipal securities, the Fund's performance is effected to a greater extent by the success of one or a few issuers than is the performance of a diversified fund. In addition, the Fund invests in mortgage-related securities which have significantly greater price and yield volatility than traditional fixed-income securities. Before you invest, please read "More About the Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES (1)          CLASS A   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases (as a
  percentage of offering price)                        none      none          none
Maximum Contingent Deferred Sales Charge (as a
  percentage of original purchase price or
  redemption proceeds, as applicable)                  none     1.00%          none
Redemption Fees                                        none      none          none
Exchange Fees                                          none      none          none

ANNUAL OPERATING EXPENSES (2)
 (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waiver) (3)        .25%      .25%          .25%
12b-1 Fees(4)                                          .25%     1.00%          none
Other Expenses (after fee waiver) (5)                  .24%      .24%          .24%
Total Fund Operating Expenses (after fee
  waivers) (6)                                         .74%     1.49%          .49%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.
(3) Without a fee waiver, Investment Advisory Fees would be .30% for all classes of shares.
(4) Due to 12b-1 fees, long-term Class A and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers.
(5) Without a fee waiver, other expenses would be .29% for all classes of shares.
(6) Total Operating Expenses have been revised to reflect fee waivers. Without a voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .84% for Class A shares, 1.59% for Class C shares and .59% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  41        $ 92
Class A (without fee waivers)                   $  9       $  27       $  47        $104
Class C                                         $ 25       $  47       $  81        $178
Class C (without fee waivers)                   $ 26       $  50       $  87        $189
Fiduciary Class                                 $  5       $  16       $  27        $ 62
Fiduciary Class (without fee waivers)           $  6       $  19       $  33        $ 74

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  41        $ 92
Class A (without fee waivers)                   $  9       $  27       $  47        $104
Class C                                         $ 15       $  47       $  81        $178
Class C (without fee waiver)                    $ 16       $  50       $  87        $189
Fiduciary Class                                 $  5       $  16       $  27        $ 62
Fiduciary Class (without fee waivers)           $  6       $  19       $  33        $ 74

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

8

THE ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                          YEARS ENDED JUNE 30,                          JUNE 9,
                                                                                                                        1993 TO
                                                            ------------------------------------------------           JUNE 30,
                      FIDUCIARY                          1997             1996             1995             1994        1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                   $  1.000         $  1.000         $  1.000         $  1.000     $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                   0.032            0.033            0.032            0.022         0.013
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                                  (0.032)          (0.032)          (0.032)          (0.022)       (0.013)
  In excess of net investment income                         --           (0.001)              --               --            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.032)          (0.033)          (0.032)          (0.022)       (0.013)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  1.000         $  1.000         $  1.000         $  1.000     $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                               3.22%            3.34%            3.20%            2.25%         2.14%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $ 56,442         $ 55,915         $ 51,806         $ 55,375     $   3,500
  Ratio of expenses to average net assets                  0.40%            0.41%            0.41%            0.34%         0.08%(b)
  Ratio of net investment income to average net
    assets                                                 3.17%            3.19%            3.13%            2.29%         2.07%(b)
  Ratio of expenses to average net assets*                 0.53%            0.71%            0.60%            0.57%         0.51%(b)
  Ratio of net investment income to average net
    assets*                                                3.04%            2.89%            2.94%            2.06%         1.64%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

                                                                          YEARS ENDED JUNE 30,                        JANUARY 26,
                                                                                                                        1993 TO
                                                            ------------------------------------------------           JUNE 30,
                       CLASS A                           1997             1996             1995             1994        1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                   $  1.000         $  1.000         $  1.000         $  1.000     $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                   0.029            0.030            0.029            0.021         0.009
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                                  (0.029)          (0.029)          (0.029)          (0.021)       (0.009)
  In excess of net investment income                         --           (0.001)              --               --            --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.029)          (0.030)          (0.029)          (0.021)       (0.009)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $  1.000         $  1.000         $  1.000         $  1.000     $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                               2.96%            3.08%            2.98%            2.09%         2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                    $ 30,479         $ 41,132         $ 35,790         $ 37,356     $  25,125
  Ratio of expenses to average net assets                  0.65%            0.66%            0.63%            0.44%         0.26%(b)
  Ratio of net investment income to average net
    assets                                                 2.90%            2.94%            2.91%            2.05%         2.03%(b)
  Ratio of expenses to average net assets*                 0.88%            1.06%            0.95%            0.94%         0.92%(b)
  Ratio of net investment income to average net
    assets*                                                2.67%            2.54%            2.59%            1.55%         1.37%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

THE ONE GROUP(R)
U.S. TREASURY SECURITIES MONEY MARKET FUND
[ICON] INVESTMENT OBJECTIVE
The Fund is a diversified money market fund that seeks current income with liquidity and stability of principal.

[ICON] PORTFOLIO SECURITIES

The Fund will invest exclusively in short-term U.S. Treasury obligations including repurchase agreements collateralized by such Treasury obligations and when-issued securities. The Fund also engages in securities lending. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


[ICON] RISK CONSIDERATIONS
Before you invest, please read "More About the Funds" and "Investment Risks."

 SHAREHOLDER EXPENSES

                                                                          SERVICE   FIDUCIARY
   SHAREHOLDER TRANSACTION EXPENSES (1)     CLASS A   CLASS B   CLASS C    CLASS      CLASS
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)         none      none      none      none       none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase
  price or redemption proceeds, as
  applicable)                                 none     5.00%     1.00%      none       none
Redemption Fees                               none      none      none      none       none
Exchange Fees                                 none      none      none      none       none
ANNUAL OPERATING EXPENSES (2)
  (as a percentage of average daily
  net assets)
Investment Advisory Fees (after fee
  waiver) (3)                                 .30%      .30%      .30%      .30%       .30%
12b-1 Fees (after fee waiver) (4)             .25%     1.00%     1.00%      .55%       none
Other Expenses                                .21%      .21%      .21%      .21%       .21%
Total Fund Operating Expenses
  (after fee waivers) (5)                     .76%     1.51%     1.51%     1.06%       .51%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.
(3) Without a fee waiver, Investment Advisory Fees would be .35% for all classes of shares.
(4) Due to 12b-1 fees, long-term Class A, Class B and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers. Without the voluntary waiver of fees, 12b-1 fees would be .75% for Service Class shares.
(5) Total Operating Expenses have been revised to reflect fee waivers. Without a voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .81% for Class A shares, 1.56% for Class B shares, 1.56% for Class C shares, 1.31% for Service Class shares and .56% for Fiduciary Class shares.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  42        $ 94
Class A (without fee waiver)                    $  8       $  26       $  45        $100
Class B                                         $ 65       $  78       $ 102        $160
Class B (without fee waiver)                    $ 66       $  79       $ 105        $180
Class C                                         $ 25       $  48       $  82        $186
Class C (without fee waiver)                    $ 26       $  49       $  85        $147
Fiduciary Class                                 $  5       $  16       $  29        $ 64
Fiduciary Class (without fee waiver)            $  6       $  18       $  31        $ 70

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                         $  8       $  24       $  42        $ 94
Class A (without fee waiver)                    $  8       $  26       $  45        $100
Class B                                         $ 15       $  48       $  82        $160
Class B (without fee waiver)                    $ 16       $  49       $  85        $165
Class C                                         $ 15       $  48       $  82        $180
Class C (without fee waiver)                    $ 16       $  49       $  85        $186
Fiduciary Class                                 $  5       $  16       $  29        $ 64
Fiduciary Class (without fee waiver)            $  6       $  18       $  31        $ 70

Because of the nature of the shares, shareholders are not expected to remain in Service Class shares for more than a very limited period of time. However, a shareholder investing in the Service Class shares on a continual basis for a period of one month would pay $1, three months would pay $3, and one year would pay $11. Without the voluntary fee reduction, that shareholder would pay $1 after one month, $3 after three months, and $13 after one year.

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 years" examples above reflect this conversion.

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

10

THE ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND    FINANCIAL
HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                             YEARS ENDED JUNE 30,
                                            --------------------------------------------------------------------------------------
                FIDUCIARY                      1997           1996           1995           1994           1993           1992
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                           0.050          0.052          0.050          0.030          0.029          0.043
----------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                          (0.050)(a)      (0.052)       (0.050)        (0.030)        (0.029)        (0.043)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       5.07%          5.34%          5.07%          3.01%          2.89%          4.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $ 2,243,376    $ 1,844,590    $ 1,178,091    $   969,326    $   492,862    $   410,146
  Ratio of expenses to average net assets          0.46%          0.42%          0.41%          0.40%          0.45%          0.55%
  Ratio of net investment income to
    average net assets                             4.95%          5.17%          4.96%          3.02%          2.85%          4.25%
  Ratio of expenses to average net assets*         0.57%          0.56%          0.59%          0.58%          0.67%          0.77%
  Ratio of net investment income to
    average net assets*                            4.84%          5.03%          4.78%          2.84%          2.63%          4.04%


                                            ---------------------------
                FIDUCIARY                      1991            1990
                                            <
NET ASSET VALUE, BEGINNING OF PERIOD        $     1.000    $     1.000
-----------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                           0.062          0.078
------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                          (0.062)        (0.078)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $     1.000    $     1.000
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                       6.63%          8.10%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)         $   339,987    $   119,544
  Ratio of expenses to average net assets          0.60%          0.59%
  Ratio of net investment income to
    average net assets                             6.20%          7.82%
  Ratio of expenses to average net assets*         0.80%          0.79%
  Ratio of net investment income to
    average net assets*                            6.00%          7.62%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Includes $.000002 short term capital gain.

                                                                            YEARS ENDED JUNE 30,
                                           ----------------------------------------------------------------------
                 CLASS A                      1997           1996           1995           1994           1993          1992(b)
NET ASSET VALUE, BEGINNING OF PERIOD       $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $    1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                          0.047          0.050          0.047          0.027          0.026         0.012
---------------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                         (0.047)(a)      (0.050)       (0.047)        (0.027)        (0.026)       (0.012)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $     1.000    $     1.000    $     1.000    $     1.000    $     1.000    $    1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.81%          5.08%          4.81%          2.76%          2.63%         3.38%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)        $   530,164    $   110,864    $    98,723    $    53,423    $    30,759    $        6
  Ratio of expenses to average net assets         0.72%          0.67%          0.66%          0.63%          0.65%         0.59%(c)
  Ratio of net investment income to
    average net assets                            4.71%          4.92%          4.71%          2.81%          2.52%         2.51%(c)
  Ratio of expenses to average net
    assets*                                       0.93%          0.91%          0.94%          0.87%          1.02%         0.71%(c)
  Ratio of net investment income to
    average net assets*                           4.50%          4.68%          4.43%          2.57%          2.15%         2.39%(c)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Includes $.000002 short term capital gain. (b) Class A Shares commenced offering on February 18, 1992. (c) Annualized.

THE ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

                                                                                                                NOVEMBER 21,
                                                                                                                  1996 TO
                                                                                                                   JUNE 30,
                                                      CLASS B                                                      1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                              $  1.000
----------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                              0.024
----------------------------------------------------------------------------------------------------------------------------
Less: Distributions
  Net investment income                                                                                             (0.024)(b)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                    $  1.000
----------------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales charge)                                                                                  2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                               $     49
  Ratio of expenses to average net assets                                                                             1.48%(d)
  Ratio of net investment income to average net assets                                                                3.97%(d)
  Ratio of expenses to average net assets*                                                                            1.59%(d)
  Ratio of net investment income to average net assets*                                                               3.86%(d)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Includes $.000002 short term capital gain. (c) Not annualized. (d) Annualized.

12
                              MORE ABOUT THE FUNDS

PORTFOLIO QUALITY
----------------------------------------------------


Securities will be purchased by the Funds only if Banc One Investment Advisors determine that they present minimal credit risk under guidelines adopted by the Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the two highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.


ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK
CONSIDERATIONS
----------------------------------------------------

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

NON-DIVERSIFIED FUNDS: The Ohio Municipal Money Market Fund is a "non-diversified" fund. This means that the Fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, the Fund's investments are concentrated geographically. These concentrations increase the risk of loss to the Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in the Fund may entail more risks than an investment in another type of money market fund.


THE OHIO ECONOMY: The Ohio Municipal Money Market Fund's investments are concentrated in the State of Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.



FIXED INCOME SECURITIES: Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


DERIVATIVES: Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile than other securities. These include mortgage-backed securities, including collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and asset-backed securities. Derivatives may be riskier than traditional investments.

                                                                           13
                     HOW TO DO BUSINESS WITH THE ONE GROUP
PURCHASING
FUND SHARES
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and the following holidays:
  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if such purchase orders are received by The One Group Services
  Company:

     (i) before 11:00 a.m., Eastern Standard Time ("EST"), for the Ohio Municipal Money Market Fund;

     (ii) before 12:00 noon, EST, for the Municipal Money Market Fund; and

     (ii) before 2:00 p.m., EST, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

   In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before 4:00 p.m., EST on such day. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

The One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Fiduciary Class shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- Service Class shares are available to Intermediaries purchasing shares on behalf of investors requiring additional administrative or accounting services such as sweep processing.

- If you intend to hold your shares six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.


The One Group Fund Direct IRA. The One Group offers a retirement plan and, in 1998, will offer an education plan. These plans allow participants to defer taxes while their retirement and education savings grow. The education IRA requires a minimum investment of $500. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.


HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investment and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

- NAV is calculated each business day as of 11:00 a.m. and 4:00 p.m., EST, for the Ohio Municipal Money Market Fund, as of 12:00 noon and 4:00 p.m., EST, for the Municipal Money Market Fund, and as of 2:00 p.m. and 4:00 p.m., EST, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

14

2. Decide how much you want to invest. The minimum initial investment is $1,000 ($100 for employees of BANC ONE CORPORATION and its affiliates).

   - Subsequent investments must be at least $100 ($25 for employees of BANC ONE CORPORATION and its affiliates).

   - The One Group Services Company may waive these minimums.

3.Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4.Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "The One Group" to:

  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5.All checks should be in U.S. dollars. Third party checks will not be accepted.
  Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6.If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7.If you have any questions, contact your Shareholder Servicing Agent or call
  The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check payable to "The One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CAN I AUTOMATICALLY INVEST ON A
SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- The One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


- You may revoke your right to make systematic investments by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

MAY I WRITE CHECKS ON MY ACCOUNT?

Class A and Class C shareholders may write checks for $250 or more.

- Checks may be payable to any person and your account will continue to earn dividends until the check clears.

- Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.

- You can not use this option to close your account because of the difficulty of determining the exact value of your account.

- You must wait ten (10) calendar days before you can write a check against shares purchased by a check.

TO SELECT THIS OPTION:

- Select the "Check Writing" option on the Account Application Form.

- Complete, sign and return a signature card and other forms sent to you by State Street Bank and Trust Company. You will receive a supply of checks that will be drawn on State Street Bank and Trust Company.

CONVERSION FEATURE.

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES
----------------------------------------------------


The One Group Services Company compensates Shareholder Servicing Agents who sell shares of The One Group. Compensation comes from: sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources. The One Group Services Company, at its own expense, also will provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events, and merchandise.


 CLASS B SHARES.

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       5.00%
         1-2                       4.00%
         2-3                       3.00%
         3-4                       3.00%
         4-5                       2.00%
         5-6                       1.00%
     more than 6                   0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       1.00%
  After first year                  none

The One Group Services Company pays a commission of 1.00% of the original purchase price to Shareholder Servicing Agents who sell Class C shares.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the net amount redeemed.

- A sales charge is not assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

16

12B-1 FEES.

12b-1 fees are paid by The One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to brokers and other Shareholder Servicing Agents that sell shares of The One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. Service Class shares pay a 12b-1 fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55%.

   4. There are no 12b-1 fees for Fiduciary Class shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25% and 1.00% of the average daily net assets of Class A and Class B shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE
REDUCTIONS
AND WAIVERS
----------------------------------------------------

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

   1. Provided that you withdraw no more than 10% of the account value annually.

   2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

   3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

   4. That represent a minimum required distributions from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

   5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

   6. Acquired in exchange for Class B shares of other Funds of The One Group.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

   1. Provided that you withdraw no more than 10% of the account value annually.

   2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

   3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

   4. That represent a minimum required distributions from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

   5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

   6. Acquired in exchange for Class C shares of other Funds of The One Group.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent.

EXCHANGING FUND SHARES
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Fiduciary Class shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group.

- Class A shares of a Fund may be exchanged for Fiduciary Class shares of that Fund or for Class A or Fiduciary Class shares of another

  Fund of The One Group, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another Fund of The One Group.

- Class C shares of a Fund may be exchanged for Class C shares of another Fund of The One Group.

- Service Class shares do not have exchange privileges.

The One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

The One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by:

      (i) 11:00 a.m. EST, for the Ohio Municipal Money Market Fund,

      (ii) 12:00 noon EST, for the Municipal Money Market Fund, and

     (iii) 2:00 p.m. EST, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

- You have provided The One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds into which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Fiduciary Class shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, The One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.


- In addition, The One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING
FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. EST, will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

18

  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record; and

   3. the redemption check is mailed to the shareholder at the record address.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank; or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.


- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for next day payment on redemptions, if the request is received before:

      (i)11:00 a.m. EST, for the Ohio Municipal Money Market Fund,

      (ii)12:00 noon EST, for the Municipal Money Market Fund, and

     (iii)2:00 p.m. EST, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund.

- The Funds also will attempt to honor requests for payments in two business days, if the redemption request is received after the times listed above.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds are expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you own Class A, Service Class or Fiduciary Class shares, you will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

- If you own Class B or Class C shares, you will receive the NAV calculated after your redemption request is received, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or State Street Bank and Trust Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000 you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   2. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan. You also may elect to receive payments of less than $100 each.

   3. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you redeem shares for which you paid by check, and The One Group has not yet received payment on the check, The One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, The One Group will automatically redeem shares in accounts which, because of shareholder redemptions, have values of less than $1,000. No sales charges will be assessed and you will be given 60 days to make additional investments in the Fund to increase the value of your account to at least $1,000.

- The One Group may suspend your ability to redeem, or will redeem your shares involuntarily, when it seems appropriate to do so in light of its responsibilities under the Federal securities laws. The Statement of Additional Information offers more details about this process.

20
                            SHAREHOLDER INFORMATION


VOTING RIGHTS
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANC ONE CORPORATION (100 East Broad Street, Columbus, Ohio, 43271), through its affiliates, may be deemed for purposes of The Investment Company Act of 1940, to control the Prime Money Market Fund, the Ohio Municipal Money Market Fund and the Municipal Money Market Fund. This is because as of August 5, 1997, BANC ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Fiduciary Class shares of the Funds. On the same date, the following shareholders owned 25% or more of Class A and Class B shares of the Funds. As a consequence, they are considered to be controlling persons of those classes of the Funds.

                                                                                 PERCENTAGE OF      TYPE OF
            NAME AND ADDRESS                           FUND/CLASS                  OWNERSHIP       OWNERSHIP
  BISYS Fund Services, Inc.                Municipal Money                           35.79%          Record
  FBO Bank One Corporate Sweep             Market Fund
  Attn: Linda Zerbe                        Class A
  First and Market Building Suite 300
  Pittsburgh, PA 15222
  BISYS Fund Services, Inc.                U.S. Treasury                             39.89%          Record
  FBO Bank One Corporate Sweep             Securities Money
  Attn: Linda Zerbe                        Market Fund
  First and Market Bldg., Suite 300        Class A
  Pittsburgh, PA 15222
  State Street Bank & Trust Co.            U.S. Treasury                             47.03%          Record
  Cust for the IRA of                      Securities
  Edward Hillman III                       Money Market Fund
  121 S. Walnut Street                     Class B
  Troy, OH 45373-3530

DIVIDEND POLICIES
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.


Dividends payable on Fiduciary Class shares will be more than those payable on other classes of shares. This is because Class A, Class B, Class C and Service Class shares have higher distribution expenses.


DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8500, Boston, MA 02266-8500, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

TAX TREATMENT
OF THE FUNDS
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT
OF SHAREHOLDERS
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares will generally produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS -- PRIME MONEY MARKET FUND AND U.S. TREASURY SECURITIES MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to investors on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and dividends from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAXATION OF DIVIDENDS -- THE OHIO MUNICIPAL MONEY MARKET FUND AND THE MUNICIPAL MONEY MARKET FUND

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to investors on at least an annual basis. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

OHIO TAXATION OF DIVIDENDS FROM THE OHIO MUNICIPAL MONEY MARKET FUND


Dividends received from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from municipal income taxation before April 2, 1986 and the tax was approved in an election held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum-taxable income. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.


TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

22

SHAREHOLDER INQUIRIES
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In September and March you will receive a financial report from The One Group. In addition, The One Group will periodically send you proxy statements and other reports.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS
                                                                              23

THE FUNDS
Each Fund is a series of The One Group, an open-end management investment company. The One Group currently consists of 40 separate Funds. Four of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of The One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to The One Group since 1993. Prior to that time, The One Group was advised by affiliates of Banc One Investment Advisors. In addition to The One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1997, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, managed over $47 billion in assets.

For the fiscal year ended June 30, 1997, the Funds paid investment advisory fees at the following rate:

                               FUND                       ANNUAL RATE AS PERCENTAGE
                                                         OF AVERAGE DAILY NET ASSETS
           The One Group(R) Prime Money Market Fund                  .29%
           The One Group(R) Municipal Money Market
             Fund                                                    .25%
           The One Group(R) Ohio Municipal Money
             Market Fund                                             .25%
           The One Group(R) U.S. Treasury Securities
             Money Market Fund                                       .25%

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives a fee based on the total assets of The One Group. For the first $1.5 billion in One Group assets, The One Group Services Company receives an annual fee of .20% of each Fund's average daily net assets. The annual rate declines to .18% on assets up to $2 billion, and to .16% when assets exceed $2 billion. The fee is calculated daily and paid monthly. Some Funds are not included in the calculations. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND THE SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

24
           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                 FUND                                FUND CODE
              The One Group(R) Prime Money Market Fund                1
              The One Group(R) Municipal Money Market Fund            2
              The One Group(R) Ohio Municipal Money Market
                Fund                                                  3
              The One Group(R) U.S. Treasury Securities
                Money Market Fund                                     4

INSTRUMENT                                                            FUND CODE            RISK TYPE

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and              1-4                Market
CUBES. The U.S. Treasury Securities Money Market Fund does not buy STRIPS and CUBES.


TREASURY RECEIPTS: TRS, TIGRS, and CATS.                                 1-3                Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies         1-3                Market
and instrumentalities of the U.S. Government. These include                                 Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.
CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated            1-3                Market
maturity.                                                                                   Credit
                                                                                           Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in               1-3               Liquidity
exchange for the deposit of funds.                                                          Credit
                                                                                            Market

REPURCHASE AGREEMENTS: The purchase of a security and the                1-4                Credit
simultaneous commitment to return the security to the seller at                             Market
an agreed upon price on an agreed upon date. This is treated as                            Liquidity
a loan.


REVERSE REPURCHASE AGREEMENT: The sale of a security and the             1-2                Market
simultaneous commitment to buy the security back at an agreed                              Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.


SECURITIES LENDING: The lending of up to 33% of the securities           1-4                Credit
owned by a Fund. In return the Fund will receive cash and/or                                Market
other securities as collateral.                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1-4                Market
contract to purchase securities at a fixed price for delivery at                           Leverage
a future date.                                                                             Liquidity


INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,             1-3                Market
including money market funds of The One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.


BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on          1-3                Credit
and accepted by a commercial bank. Maturities are generally six                            Liquidity
months or less.                                                                             Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory            1-3                Credit
notes issued by corporations and other entities. Maturities                                Liquidity
generally vary from a few days to nine months.                                              Market

FOREIGN SECURITIES: Commercial paper of foreign issuers and               1                 Market
obligations of foreign banks, overseas branches of U.S. banks                              Political
and supranational entities.                                                                Liquidity
                                                                                      Foreign Investment

                                                                          25

INSTRUMENT                                                            FUND CODE            RISK TYPE
RESTRICTED SECURITIES: Securities not registered under the               1-3               Liquidity
Securities Act of 1933, such as privately placed commercial                                 Market
paper and Rule 144A securities.


VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-3                Market
interest rates which are reset daily, weekly, quarterly or some                             Credit
other period and which may be payable to the Fund on demand.                               Liquidity


MORTGAGE-BACKED SECURITIES: Debt obligations secured by real             1-3              Pre-payment
estate loans and pools of loans. These include collateralized                               Market
mortgage obligations ("CMOs") and Real Estate Mortgage                                      Credit
Investment Conduits ("REMICs").                                                           Regulatory

DEMAND FEATURES: Securities that are subject to puts and standby         1-3                Market
commitments to purchase the securities at a fixed price (usually                           Liquidity
with accrued interest) within a fixed period of time following                            Management
demand by a Fund.

MUNICIPAL SECURITIES: Securities issued by a state or political          1-3                Market
subdivision to obtain funds for various public purposes.                                    Credit
Municipal securities include private activity bonds and                                    Political
industrial development bonds, as well as General Obligation                                   Tax
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal
housing authorities and single family revenue bonds.

SHORT-TERM FUNDING AGREEMENTS: Agreements issued by banks and             1                 Market
highly rated insurance companies such as Guaranteed Investment                              Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").                                 Liquidity

PARTICIPATION INTERESTS: Interests in municipal securities,              1-3                Credit
including municipal leases, from financial institutions such as                               Tax
commercial and investment banks, savings and loan associations                              Market
and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from
Federal Income Tax.

ASSET-BACKED SECURITIES: Securities secured by company                   1, 2             Pre-payment
receivables, home equity loans, truck and auto loans, leases,                               Market
credit card receivables and other securities backed by other                                Credit
types of receivables or other assets.                                                     Regulatory

26

INVESTMENT RISKS
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.


- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. Risks associated with higher transaction costs, delayed settlements, currency controls, and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a mortgage lender has when a borrower defaults on mortgage loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES
----------------------------------------------------

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. In addition to the fundamental policies mentioned earlier, the following fundamental policies apply to each Fund as specified. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

FUNDAMENTAL POLICIES OF SPECIFIC FUNDS

The Prime Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements involving such securities, municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

The Prime Money Market Fund, the Municipal Money Market Fund and the U.S. Treasury Securities Money Market Fund:


1. Will not purchase an issuer's securities if as a result more than 5% of a Fund's total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without restriction.


The U.S. Treasury Securities Money Market Fund:

1. Will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations.

The Ohio Municipal Money Market Fund:


1. Will not purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies, and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund's total assets. With respect to the remaining 50% of its total assets, the Fund will not purchase an issuer's securities if as a result more then 5% of its total assets would be invested in the securities of that issuer.


2. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the assets and revenues of a non-governmental user will not be deemed to be Ohio municipal securities.

The Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the revenues and assets of a non-governmental user will not be deemed to be municipal securities.

Additional investment policies can be found in the Statement of Additional Information.

28

TEMPORARY DEFENSIVE POSITION

Sometimes the Ohio Municipal Money Market Fund and the Municipal Money Market Fund may temporarily invest up to 100% of their total assets in securities that are not municipal securities, such as taxable money market instruments (including repurchase agreements) and may hold uninvested cash pending investment. While the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

                                                                            29
                                    APPENDIX
DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

    A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S INVESTORS SERVICE, L.P. ("FITCH")

    F-1+ Exceptionally strong credit quality. Strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Assurance of timely payment is only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Satisfactory degree of assurance for timely payment, but the margin of safety is not as good as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED ("IBCA")

      A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

      A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

30

S&P
S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligations is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligations.

Speculative Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions will likely impair the capacity to meet its financial commitment on the obligation.


      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
MIG1 &    Short-term municipal securities rated MIG1 or VMIG1 are of the best
 VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2 &    These Short-term municipal securities are of high quality. Margins of
 VMIG2    protection are ample although not so large as in the preceding group.

MIG3 &    Favorable quality. All security elements are accounted for, but the
 VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

32

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     aaa Top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215





THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.COM) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE ONE GROUP(R).


TOG-F-123

                    THE ONE GROUP(R) FAMILY OF MUTUAL FUNDS

                        INSTITUTIONAL MONEY MARKET FUNDS

                              COMBINED PROSPECTUS

                                NOVEMBER 1, 1997


                  THE ONE GROUP(R) GOVERNMENT MONEY MARKET FUND

                THE ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND


          This prospectus describes two money market mutual funds. The
         Funds are offered only to certain institutional and accredited investors. The information in this prospectus is important.
             Please read it carefully before you invest, and save it
                             for future reference.

         PLEASE REMEMBER THAT SHARES OF THE FUNDS: O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES; o ARE
    NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR
                 BY ANY FEDERAL OR STATE GOVERNMENTAL AGENCY; o
                 INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

              THERE IS NO ASSURANCE THAT THE FUNDS WILL MEET THEIR
               INVESTMENT OBJECTIVES OR BE ABLE TO MAINTAIN A NET
              ASSET VALUE OF $1.00 PER SHARE ON A CONTINUOUS BASIS.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                 COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
 COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
                        OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                   A BRIEF PREVIEW OF THE FUNDS............................    1
                   ABOUT THE FUNDS.........................................    2
                      The One Group(R) Government Money Market Fund........    2
                      The One Group(R)Treasury Only Money Market Fund......    4
                   MORE ABOUT THE FUNDS....................................    6
                   HOW TO DO BUSINESS WITH THE ONE GROUP...................    7
                      Purchasing Fund Shares...............................    7
                      Exchanging Fund Shares...............................    8
                      Redeeming Fund Shares................................    8
                   SHAREHOLDER INFORMATION.................................   10
                      Voting Rights........................................   10
                      Dividend Policies....................................   10
                      Tax Treatment of the Funds...........................   10
                      Tax Treatment of Shareholders........................   10
                      Shareholder Inquiries................................   10
                   ORGANIZATION & MANAGEMENT OF THE FUNDS..................   11
                      The Funds............................................   11
                      The Board of Trustees................................   11
                      The Advisor..........................................   11
                      The Distributor......................................   11
                      The Administrator and Sub-Administrator..............   11
                      The Transfer Agent, Custodian and Sub-Custodian......   11
                   DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND
                     POLICIES..............................................   12
                      Investment Practices.................................   12
                      Investment Risks.....................................   13
                      Investment Policies..................................   13
                   APPENDIX: DESCRIPTION OF RATINGS........................   15

                          A BRIEF PREVIEW OF THE FUNDS

             WHAT ARE THE GOALS OF THE ONE GROUP INSTITUTIONAL MONEY MARKET
             FUNDS?
             The Funds are designed to produce high current income with liquidity and stability of principal. Each of the Funds will use their best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. The Funds intend to comply with Rule 2a-7 under The Investment Company Act of 1940.

             WHO CAN BUY SHARES?
             The Funds are offered only to institutional and other accredited investors. For more details, please see the section of this prospectus entitled "Purchasing Fund Shares."

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With The One Group." For additional information, call The One Group Services Company at 1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared on each business day and are distributed periodically. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. A more detailed discussion regarding Banc One Investment Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary."

2

THE ONE GROUP(R)
GOVERNMENT MONEY MARKET FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks high current income with liquidity and stability of principal.

[ICON] PORTFOLIO SECURITIES

The Fund invests exclusively in securities that are issued or guaranteed by the U.S. government or by select U.S. government agencies and instrumentalities, some of which are subject to repurchase agreements, as well as variable and floating rate instruments, mortgage-backed securities, and puts. The Fund may invest in other money market funds if those funds have similar investment policies and objectives and invest only in securities with short-term ratings that are equal to or higher than those in which the Fund invests. The Fund also engages in securities lending. For a list of all the securities in which the Fund may invest, please read "Investment Practices."


 SHAREHOLDER EXPENSES

                   SHAREHOLDER TRANSACTION EXPENSES (1)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price)                                                                      none

ANNUAL OPERATING EXPENSES (2)
  (as a percentage of average daily net assets)
Investment Advisory Fees                                                      .08%
Other Expenses                                                                .10%
Total Fund Operating Expenses                                                 .18%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

1 YEAR     3 YEARS     5 YEARS     10 YEARS
 $  2        $ 6         $10         $ 23

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) GOVERNMENT MONEY MARKET FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                       JUNE 14,
                                                                                                                        1993 TO
                                                               YEARS ENDED JUNE 30,                                    JUNE 30,
                                         ------------------------------------------------------------------
                                         1997                1996                1995                1994               1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD  $     1.000        $     1.000         $     1.000         $     1.000         $     1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                     0.053              0.055               0.053               0.033               0.001
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                    (0.053)            (0.055)             (0.053)             (0.033)             (0.001)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $     1.000        $     1.000         $     1.000         $     1.000         $     1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                 5.43%              5.61%               5.41%               3.40%               3.28%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)   $ 1,083,438        $   855,613         $   720,699         $   692,253         $   244,991
  Ratio of expenses to average net
    assets                                   0.14%              0.18%               0.21%               0.11%               0.07%(b)
  Ratio of net investment income to
    average net assets                       5.31%              5.46%               5.28%               3.41%               3.13%(b)
  Ratio of expenses to average net
    assets*                                  0.14%              0.18%               0.22%               0.20%               0.33%(b)
  Ratio of net investment income to
    average net assets*                      5.31%              5.46%               5.27%               3.32%               2.87%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

4

THE ONE GROUP(R)
TREASURY ONLY MONEY MARKET FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks high current income with liquidity and stability of principal with the added assurance of a Fund that does not purchase securities that are subject to repurchase agreements.

[ICON] PORTFOLIO SECURITIES
The Fund invests exclusively in U.S. Treasury bills, notes, bonds and other U.S. obligations issued or guaranteed by the U.S. Treasury. The Fund also engages in securities lending. For a list of all the securities in which the Fund may invest, please read "Investment Practices."

 SHAREHOLDER EXPENSES

                   SHAREHOLDER TRANSACTION EXPENSES (1)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price)                                                                      none

ANNUAL OPERATING EXPENSES (2)
  (as a percentage of average daily net assets)
Investment Advisory Fees                                                      .08%
Other Expenses                                                                .10%
Total Fund Operating Expenses                                                 .18%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Expense information has been restated to reflect current fees.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

1 YEAR     3 YEARS     5 YEARS     10 YEARS
 $  2        $ 6         $10         $ 23

These examples are designed to assist you in understanding the various costs and expenses that may be directly or indirectly paid by investors in the Fund. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                        APRIL 16,
                                                                     YEARS ENDED JUNE 30,                                1993 TO
                                                ---------------------------------------------------------------         JUNE 30,
                                                  1997              1996              1995              1994             1993(a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.000         $   1.000         $   1.000         $   1.000        $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
  Net investment income                             0.051             0.052             0.051             0.032            0.006
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net investment income                            (0.051)           (0.052)           (0.051)           (0.032)          (0.006)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $   1.000         $   1.000         $   1.000         $   1.000        $   1.000
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                         5.24%             5.38%             5.22%             3.23%            2.96%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)             $ 480,860         $ 415,961         $ 288,697         $ 217,725        $  60,330
  Ratio of expenses to average net assets            0.15%             0.17%             0.20%             0.15%            0.07%(b)
  Ratio of net investment income to average
    net assets                                       5.12%             5.23%             5.14%             3.23%            2.95%(b)
  Ratio of expenses to average net assets*           0.15%             0.17%             0.21%             0.22%            0.33%(b)
  Ratio of net investment income to average
    net assets*                                      5.12%             5.23%             5.13%             3.16%            2.69%(b)

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (a) Period from commencement of operations. (b) Annualized.

6
                              MORE ABOUT THE FUNDS

PORTFOLIO QUALITY
----------------------------------------------------


Securities will be purchased by the Funds only if Banc One Investment Advisors determines that they present minimal credit risk under guidelines adopted by the Board of Trustees. In addition, unless a more specific rating is specified, all investments of the Funds must be rated in one of the two highest rating categories described in "Description of Ratings" in the Appendix. If an investment is unrated, Banc One Investment Advisors must determine that it is of comparable quality to a rated security. Banc One Investment Advisors will look at a security's rating at the time of investment. For more information about ratings, please see "Description of Ratings" in the Appendix.


ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Board of Trustees in determining whether an investment is illiquid.

SPECIAL RISK CONSIDERATIONS
----------------------------------------------------

NET ASSET VALUE: There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

PORTFOLIO TURNOVER: The Funds attempt to increase yield by taking advantage of short-term market variations. This policy is expected to result in high portfolio turnover. However, this should not adversely affect the Funds because they usually do not pay brokerage commissions when purchasing U.S. government securities.


FIXED INCOME SECURITIES: The value of the securities held by the Funds will increase or decrease based on changes in interest rates. If rates increase, the value of the Funds' investments generally decline. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase or decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

                                                                            7
                     HOW TO DO BUSINESS WITH THE ONE GROUP

PURCHASING
FUND SHARES
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHO MAY PURCHASE FUND SHARES?

Fund shares may be purchased by:

- Commercial and retail institutional investors, including affiliates of BANC ONE CORPORATION, that have opened accounts with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

- Individuals with a net worth, or joint net worth with their spouse, at the time of purchase in excess of $1 million.

- Individuals with annual income, or joint annual income with their spouse, at the time of purchase in excess of $200,000.

- If you have questions about eligibility, please call The One Group Services Company at 1-800-480-4111.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and the following holidays:
  New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas.

- Purchase requests will be effective on the day received by The One Group Services Company and you will be eligible to receive dividends declared the same day, if (i) such purchase orders are received by The One Group Services Company before 2:00 p.m., Eastern Standard Time ("EST"), and (ii) the Fund's custodian, State Street Bank and Trust Company, receives "federal funds" before 4:00 p.m., EST. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV").

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

- NAV is calculated each business day as of 2:00 p.m. and 4:00 p.m. EST.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000,000.

   - Subsequent investments must be at least $5,000.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "The One Group" to:

   State Street Bank and Trust Company
   c/o The One Group
   P.O. Box 8500
   Boston, MA 02266-8500

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check.

8

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.


- Authorize a bank transfer or initiate a wire transfer payable to "The One Group" to State Street Bank and Trust Company (see address above).


- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

EXCHANGING
FUND SHARES
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

- You may exchange your shares for shares of the other Fund described in this prospectus. You may also exchange your shares for shares of any institutional money market fund that The One Group may offer.

- The One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

- The One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 12:30 p.m. EST.

- You have provided The One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds into which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, The One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.


- In addition, The One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING
FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. EST, will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record; and

   3. the redemption check is mailed to the shareholder at the record address.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank; or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- State Street Bank and Trust Company may charge a wire redemption fee. The current charge is $7.00.


- Your redemption proceeds will ordinarily be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for next day payment on redemptions, if the request is received before 12:30 p.m., EST.

- The Funds will attempt to honor requests for payments in two business days, if the redemption request is received after the time listed above.

WHAT WILL MY SHARES BE WORTH?

- The NAV of shares of the Funds is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- You will receive the NAV calculated after your redemption request is received. Please read "How Much Do Shares Cost?"

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or State Street Bank and Trust Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge a wire redemption fee. The current charge is $7.00.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash. The redemption price of shares is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

- If you redeem shares for which you paid by check, and The One Group has not yet received payment on the check, The One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, The One Group will automatically redeem shares in accounts which, because of shareholder redemptions, have values of less than $50,000. No sales charges will be assessed and you will be given 60 days to make additional investments in the Fund to increase the value of your account to at least $50,000.

- The One Group may suspend your ability to redeem, or will redeem your shares involuntarily, when it seems appropriate to do so in light of its responsibilities under the Federal securities laws. The Statement of Additional Information offers more details about this process.

10
                            SHAREHOLDER INFORMATION

VOTING RIGHTS
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund votes separately on matters relating solely to that Fund, or which affect that Fund differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANC ONE CORPORATION (100 East Broad Street, Columbus, Ohio, 43271), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Government Money Market Fund. This is because as of August 5, 1997, BANC ONE CORPORATION or its affiliates possessed the power to vote substantially all of the shares of that Fund.

DIVIDEND POLICIES
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8500, Boston, MA 02266-8500, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

TAX TREATMENT OF THE FUNDS
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT OF SHAREHOLDERS
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of Fund shares will generally produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to investors on at least an annual basis. Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and dividends from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from The One Group. In addition, The One Group will periodically send you proxy statements and other reports.

                                                                           11
                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

THE FUNDS

Each Fund is a series of The One Group, an open-end management investment company. The One Group currently consists of 40 separate Funds. Two of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of The One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to The One Group since 1993. Prior to that time, The One Group was advised by affiliates of Banc One Investment Advisors. In addition to The One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1997, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, managed over $47 billion in assets. For the fiscal year ended June 30, 1997, the Funds paid investment advisory fees of .08% of each Fund's average daily net assets.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives an annual fee of .05% of each Fund's average daily net assets. The fee is calculated daily and paid monthly. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN, AND SUB-CUSTODIAN


State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statements, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

12
           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES


INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.


                               FUND NAME                         FUND CODE

              The One Group(R) Government Money Market Fund           1
              The One Group(R) Treasury Only Money Market
              Fund                                                    2

INSTRUMENT                                                            FUND CODE            RISK TYPE

U.S. TREASURY OBLIGATIONS: Bills, notes, and bonds.                      1, 2               Market


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies          1                 Market
and instrumentalities of the U.S. Government. These include                                 Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.

REPURCHASE AGREEMENTS: The purchase of a security and the                 1                 Credit
simultaneous commitment to return the security to the seller at                             Market
an agreed upon price on an agreed upon date. This is treated as                            Liquidity
a loan.




PUT OPTIONS: A put option gives the buyer the right to sell, and          1                Liquidity
obligates the seller to buy, a security at a specified price.                             Management
The Fund will sell only secured put options.                                                Market
                                                                                            Credit
                                                                                           Leverage

SECURITIES LENDING: The lending of up to 33% of the securities           1, 2               Credit
owned by a Fund. In return the Fund will receive cash and/or                                Market
other securities as collateral.                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1, 2               Market
contract to purchase securities at a fixed price for delivery at                           Leverage
a future date.                                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,              1                 Market
including money market funds of The One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.


VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                  1                 Market
interest rates which are reset daily, weekly, quarterly or some                             Credit
other period and which may be payable to Credit the Fund on                                Liquidity
demand.


MORTGAGE-BACKED SECURITIES: Debt obligations secured by real              1               Pre-payment
estate loans and pools of loans. These include collateralized                               Market
mortgage obligations ("CMOs") and Real Estate Mortgage                                      Credit
Investment Conduits ("REMICs").                                                           Regulatory

INVESTMENT RISKS
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a mortgage lender has when a borrower defaults on mortgage loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

INVESTMENT POLICIES
----------------------------------------------------

Each Fund's investment objective and the following investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not purchase the securities of an issuer if as a result more than 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumen-

14

   talities, and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets. The Funds may invest the remaining 25% of their total assets without restriction.

3. Will not purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's assets.

4. Will not borrow money or issue senior securities, except that the Funds may borrow from banks for temporary purposes in amounts not exceeding 10% of their total assets at the time of the borrowing.

5. Will not mortgage, pledge or hypothecate any assets, except in connection with borrowing specified in 4 above and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

FUNDAMENTAL POLICIES OF SPECIFIC FUNDS

The Treasury Only Money Market Fund:

1. Will not purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

2. Will not invest in any securities subject to repurchase agreements.

The Government Money Market Fund:

1. Will not purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Additional investment policies can be found in the Statement of Additional Information.

                                                                            15
                                    APPENDIX

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S INVESTORS SERVICE, L.P. ("FITCH")

    F-1+ Exceptionally strong credit quality. Strongest degree of assurance for timely payment.

    F-1 Very strong credit quality. Assurance of timely payment is only slightly less in degree than issues rated F-1+.


    F-2 Good credit quality. Satisfactory degree of assurance for timely payment, but the margin of safety is not as good as for issues assigned F-1+ and F-1 ratings.


IBCA LIMITED ("IBCA")


      A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.


      A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

         These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

16

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

       A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

       A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Speculative Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

       B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse busi-ness, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

      CC Currently highly vulnerable to non-payment.

       C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

       D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

      Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

       A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

      BA These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

       B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

     Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

      Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S
     MIG1 & VMIG1 Short-term municipal securities rated MIG1 or VMIG1 are of the best quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG2 & VMIG2 These Short-term municipal securities are of high quality.
         Margins of protection are ample although not so large as in the preceding group.

     MIG3 & VMIG3 Favorable quality. All security elements are accounted for, but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest.

    SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

     Aaa Top-quality preferred stock. This rating indicates good asset protection and the

18

         least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

    AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

     AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB Backed by an adequate capacity to pay the preferred stock obligations.
        Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

  TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

  TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

  TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  TBW-4 Non-investment grade and, therefore, speculative.

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

DISTRIBUTOR
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

ADMINISTRATOR
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215







THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE CURRENT STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE BY CALLING 1-800-480-4111 OR BY WRITING TO THE ONE GROUP SERVICES COMPANY AT 3435 STELZER ROAD, COLUMBUS, OHIO 43219. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE. THE SEC MAINTAINS A WEB SITE (WWW.SEC.COM) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIALS INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE ONE GROUP(R).



TOG-F-124

                    THE ONE GROUP(R) FAMILY OF MUTUAL FUNDS


                          THE ONE GROUP INVESTOR FUNDS

                              COMBINED PROSPECTUS

                                NOVEMBER 1, 1997


                      THE ONE GROUP(R) INVESTOR GROWTH FUND

                 THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND

                     THE ONE GROUP(R) INVESTOR BALANCED FUND

               THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND


    This prospectus describes four mutual funds that invest in other mutual funds. The funds in this prospectus pursue a variety of investment objectives, including growth, total return, capital appreciation, and current income. The information in this prospectus is important. Please read it carefully before you invest, and save it for future reference.

  PLEASE REMEMBER THAT SHARES OF THE FUNDS: o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES; o ARE NOT INSURED
OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY FEDERAL OR
  STATE GOVERNMENTAL AGENCY; o INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
                     LOSS OF THE PRINCIPAL AMOUNT INVESTED.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                              TABLE OF CONTENTS

                   A BRIEF PREVIEW OF THE FUNDS.................................................   1
                   ABOUT THE FUNDS..............................................................   2
                      The One Group(R) Investor Growth Fund.....................................   2
                      The One Group(R) Investor Growth & Income Fund............................   5
                      The One Group(R) Investor Balanced Fund...................................   8
                      The One Group(R) Investor Conservative Growth Fund........................  11
                   MORE ABOUT THE FUNDS.........................................................  14
                   HOW TO DO BUSINESS WITH THE ONE GROUP........................................  15
                      Purchasing Fund Shares....................................................  15
                      Sales Charges.............................................................  16
                      Sales Charge Reductions and Waivers.......................................  18
                      Exchanging Fund Shares....................................................  19
                      Redeeming Fund Shares.....................................................  20
                   SHAREHOLDER INFORMATION......................................................  22
                      Voting Rights.............................................................  22
                      Dividend Policies.........................................................  22
                      Tax Treatment of the Funds................................................  23
                      Tax Treatment of Shareholders.............................................  23
                      Shareholder Inquiries.....................................................  23
                   ORGANIZATION AND MANAGEMENT OF THE FUNDS.....................................  24
                      The Funds.................................................................  24
                      The Board of Trustees.....................................................  24
                      The Advisor...............................................................  24
                      The Distributor...........................................................  24
                      The Administrator and Sub-Administrator...................................  24
                      The Transfer Agent, Custodian and Sub-Custodian...........................  24
                   DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES...................  25
                      Investment Practices......................................................  25
                      Investment Policies.......................................................  28
                   APPENDIX A: DETAILS ABOUT THE UNDERLYING FUNDS' INVESTMENT PRACTICES AND
                     POLICIES...................................................................  29
                   APPENDIX B: DESCRIPTION OF RATINGS...........................................  34

                        A BRIEF PREVIEW OF THE FUNDS

             WHAT ARE THE GOALS OF THE ONE GROUP INVESTOR FUNDS?
             The Funds are designed for a variety of investment objectives, including total return, capital appreciation, current income, and long-term capital growth. Each Fund pursues a different objective and involves different risks. Please read about each Fund before investing.

             WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
             The Funds normally will invest in a diversified group of One Group mutual funds, which invest primarily in equity, fixed income and money market instruments. Shares are available for long-term investors, including tax-advantaged retirement accounts; the Funds should not be used for short-term trading purposes. The Funds' investment return is diversified by its investment in the underlying mutual funds which invest in growth and income stocks, foreign securities, debt securities, and cash or cash equivalents. The underlying mutual funds in which the Fund will invest have the following characteristics:

                         The One Group(R) Prime Money Market Fund                   Money Market
                         The One Group(R) Limited Volatility Bond Fund              Fixed Income
                         The One Group(R) Intermediate Bond Fund                    Fixed Income
                         The One Group(R) Income Bond Fund                          Fixed Income
                         The One Group(R) Government Bond Fund                      Fixed Income
                         The One Group(R) Ultra Short-Term Income Fund              Fixed Income
                         The One Group(R) Disciplined Value Fund                    Equity
                         The One Group(R) International Equity Index Fund           Equity
                         The One Group(R) Large Company Growth Fund                 Equity
                         The One Group(R) Large Company Value Fund                  Equity
                         The One Group(R) Growth Opportunities Fund                 Equity
                         The One Group(R) Value Growth Fund                         Equity
                         The One Group(R) Small Capitalization Fund                 Equity
                         The One Group(R) Income Equity Fund                        Equity
                         The One Group(R) Equity Index Fund                         Equity

             WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
             The investments of each Fund are concentrated in the underlying funds, so each Fund's investment performance is directly related to the performance of the underlying funds. Each Fund's net asset value will fluctuate with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, as a matter of fundamental policy, each Fund must allocate its investments among the underlying funds. As a result, the Funds do not have the same flexibility to invest as a mutual fund without such constraints. For more information about risks, please read "More About the Funds" and "Investment Risks."

             WHAT CLASSES OF SHARES ARE AVAILABLE?
             The Funds currently offer four classes of Shares: Class A, Class B, Class C and Fiduciary Class. Class A, Class B and Class C shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. The section called "How To Do Business With The One Group" will provide more information. Fiduciary Class shares are not available to Individual Retirement Accounts ("IRA").

             HOW DO I PURCHASE AND REDEEM SHARES?
             You may buy and redeem shares of the Funds on any day that the Funds are open for business. Purchase and redemption procedures are explained in greater detail in "How To Do Business With The One Group." For additional information, call The One Group Services Company at 1-800-480-4111.

             HOW ARE DIVIDENDS PAID?
             Generally, dividends are declared monthly and distributed on the first business day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless you elect to take the payment in cash. For a more detailed discussion of dividends, see "Dividend Policies."

             WHO MANAGES THE FUNDS?
             Banc One Investment Advisors Corporation ("Banc One Investment Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Funds. Banc One Investment Advisors is paid a fee for its services. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

2


THE ONE GROUP(R)
INVESTOR GROWTH FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund invests 80% to 100% of its total assets in nine mutual funds of The One Group which invest primarily in equity securities, up to 20% of its total assets in five mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group.

[ICON] PORTFOLIO SECURITIES
The Fund will invest in the underlying mutual funds within the following range:

The One Group(R) Prime Money Market Fund        0-10%
The One Group(R) Limited Volatility Bond
  Fund                                          0-20%
The One Group(R) Intermediate Bond Fund         0-20%
The One Group(R) Income Bond Fund               0-20%
The One Group(R) Government Bond Fund           0-20%
The One Group(R) Ultra Short-Term Income
  Fund                                          0-20%
The One Group(R) Disciplined Value Fund         0-40%
The One Group(R) International Equity
  Index Fund                                    0-40%
The One Group(R) Large Company Growth Fund      0-48%
The One Group(R) Large Company Value Fund       0-55%
The One Group(R) Growth Opportunities Fund      0-40%
The One Group(R) Value Growth Fund              0-50%
The One Group(R) Small Capitalization Fund      0-40%
The One Group(R) Income Equity Fund             0-50%
The One Group(R) Equity Index Fund              0-50%

[ICON] RISK CONSIDERATIONS
The Fund's investments are concentrated in other mutual funds, so the Fund's investment performance is directly related to the performance of those mutual funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments primarily among the mutual funds. As a result, the Fund's investment flexibility is limited. The Fund may invest in a mutual fund which invests in medium or lower grade bonds, which can be volatile. See "Special Risk Considerations."

 SHAREHOLDER EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES (1)         CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)                  none(2)  5.00%     1.00%          none
Redemption Fees                                       none      none      none          none
Exchange Fees                                         none      none      none          none
ANNUAL OPERATING EXPENSES (3)
 (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers) (4)      .01%      .01%      .01%          .01%
12b-1 Fees (after fee waiver) (5)                     .25%     1.00%     1.00%          none
Other Expenses                                        .19%      .19%      .19%          .19%
Total Operating Expenses (after fee waivers) (6)      .45%     1.20%     1.20%          .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Investment Advisory fees have been revised to reflect fee waivers. Without the waiver, Investment Advisory fees would be .05% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A.
(6) Without the voluntary reduction of fees, Total Operating Expenses would be .59% for Class A shares, 1.24% for Class B shares, 1.24% for Class C shares, and .24% for Fiduciary Class shares.

The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart provides the expense ratio for each underlying fund in which the Fund invests (based on the current fund prospectus). Some of these expense ratios may include a voluntary reduction of investment advisory fees.

                           NAME OF UNDERLYING FUND                              EXPENSE RATIO
The One Group(R) Prime Money Market Fund                                             .50%
The One Group(R) Limited Volatility Bond Fund                                        .62%
The One Group(R) Intermediate Bond Fund                                              .62%
The One Group(R) Income Bond Fund                                                    .62%
The One Group(R) Government Bond Fund                                                .69%
The One Group(R) Ultra Short-Term Income Fund                                        .55%
The One Group(R) Disciplined Value Fund                                             1.00%
The One Group(R) International Equity Index Fund                                     .96%
The One Group(R) Large Company Growth Fund                                          1.00%
The One Group(R) Large Company Value Fund                                            .99%
The One Group(R) Growth Opportunities Fund                                          1.00%
The One Group(R) Value Growth Fund                                                  1.05%
The One Group(R) Small Capitalization Fund                                          1.06%
The One Group(R) Income Equity Fund                                                 1.01%
The One Group(R) Equity Index Fund                                                   .35%

After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio for Class A shares is 1.30%, for Class B shares is 2.05%, for Class C shares is 2.05%, and for Fiduciary Class shares is 1.05%.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charges; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 58       $  84       $ 113        $195
Class A (without fee waiver)                            $ 60       $  91       $ 124        $217
Class B                                                 $ 71       $  94       $ 130        $219
Class B (without fee waiver)                            $ 72       $  98       $ 136        $233
Class C                                                 $ 31       $  64       $ 110        $238
Class C (without fee waiver)                            $ 32       $  68       $ 116        $249
Fiduciary Class                                         $ 11       $  33       $  58        $128
Fiduciary Class (without fee waiver)                    $ 12       $  37       $  64        $141

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 58       $  84       $ 113        $195
Class A (without fee waiver)                            $ 60       $  91       $ 124        $217
Class B                                                 $ 21       $  64       $ 110        $219
Class B (without fee waiver)                            $ 22       $  68       $ 116        $233
Class C                                                 $ 21       $  64       $ 110        $238
Class C (without fee waiver)                            $ 22       $  68       $ 116        $249
Fiduciary Class                                         $ 11       $  33       $  58        $128
Fiduciary Class (without fee waiver)                    $ 12       $  37       $  64        $141

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or indirectly paid by investors in the Fund. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                             3
THE ONE GROUP(R) INVESTOR GROWTH FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                  FIDUCIARY                                                     JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.09
  Net realized and unrealized gains (losses) from investments                                                            1.25
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         1.34
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $    11.25
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                            13.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                $31,318
  Ratio of expenses to average net assets                                                                                0.20%(c)
  Ratio of net investment income to average net assets                                                                   1.70%(c)
  Ratio of expenses to average net assets*                                                                               0.77%(c)
  Ratio of net investment income to average net assets*                                                                  1.13%(c)
  Portfolio turnover (d)                                                                                                18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS A                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.07
  Net realized and unrealized gains (losses) from investments                                                            1.21
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         1.28
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.07)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $   11.21
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                    12.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $4,439
  Ratio of expenses to average net assets                                                                                0.46%(c)
  Ratio of net investment income to average net assets                                                                   1.82%(c)
  Ratio of expenses to average net assets*                                                                               1.62%(c)
  Ratio of net investment income to average net assets*                                                                  0.66%(c)
  Portfolio turnover (d)                                                                                                18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

4

THE ONE GROUP(R) INVESTOR GROWTH FUND    FINANCIAL HIGHLIGHTS

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS B                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $   10.00
Investment Activities
  Net investment income                                                                                                 0.04
  Net realized and unrealized gains (losses) from investments                                                           1.34
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                        1.38
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $   11.34
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                   13.88%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                $7,651
  Ratio of expenses to average net assets                                                                               1.20%(c)
  Ratio of net investment income to average net assets                                                                  0.97%(c)
  Ratio of expenses to average net assets*                                                                              2.18%(c)
  Ratio of net investment income to average net assets*                                                                (0.01%)(c)
  Portfolio turnover (d)                                                                                               18.49%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                              5
THE ONE GROUP(R)
INVESTOR GROWTH & INCOME FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.

[ICON] INVESTMENT STRATEGY
The Fund invests 60% to 80% of its total assets in nine mutual funds of The One Group which invest primarily in equity securities, 20% to 40% of its total assets in five mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group.

[ICON] PORTFOLIO SECURITIES
The Fund will invest in the underlying mutual funds within the following ranges:

The One Group(R) Prime Money Market Fund        0-10%
The One Group(R) Limited Volatility Bond
  Fund                                          0-30%
The One Group(R) Intermediate Bond Fund         0-30%
The One Group(R) Income Bond Fund               0-30%
The One Group(R) Government Bond Fund           0-30%
The One Group(R) Ultra Short-Term Income
  Fund                                          0-30%
The One Group(R) Disciplined Value Fund         0-40%
The One Group(R) International Equity
  Index Fund                                    0-40%
The One Group(R) Large Company Growth Fund      0-50%
The One Group(R) Large Company Value Fund       0-60%
The One Group(R) Growth Opportunities Fund      0-40%
The One Group(R) Value Growth Fund              0-60%
The One Group(R) Small Capitalization Fund      0-40%
The One Group(R) Income Equity Fund             0-60%
The One Group(R) Equity Index Fund              0-60%

[ICON] RISK CONSIDERATIONS
The Fund's investments are concentrated in other mutual funds, so the Fund's investment performance is directly related to the performance of those mutual funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments primarily among the mutual funds. As a result, the Fund's investment flexibility is limited. The Fund may invest in a mutual fund which invests in medium or lower grade bonds, which can be volatile. See "Special Risk Considerations."

 SHAREHOLDER EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES (1)         CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)                  none(2)  5.00%     1.00%          none
Redemption Fees                                       none      none      none          none
Exchange Fees                                         none      none      none          none
ANNUAL OPERATING EXPENSES (3)
 (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers) (4)      .01%      .01%      .01%          .01%
12b-1 Fees (after fee waiver) (5)                     .25%     1.00%     1.00%          none
Other Expenses                                        .19%      .19%      .19%          .19%
Total Operating Expenses (after fee waivers) (6)      .45%     1.20%     1.20%          .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Investment Advisory fees have been revised to reflect fee waivers. Without the waiver, Investment Advisory fees would be .05% for all classes of shares.
(5) Due to 12b-1 fees, long-term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A.
(6) Without the voluntary reduction of fees, Total Operating Expenses would be .59% for Class A shares, 1.24% for Class B shares, 1.24% for Class C shares, and .24% for Fiduciary Class shares.

The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart provides the expense ratio for each underlying fund (based on the current fund prospectus). Some of these expense ratios may include a voluntary reduction of investment advisory fees.

                           NAME OF UNDERLYING FUND                              EXPENSE RATIO
The One Group(R) Prime Money Market Fund                                             .50%
The One Group(R) Limited Volatility Bond Fund                                        .62%
The One Group(R) Intermediate Bond Fund                                              .62%
The One Group(R) Income Bond Fund                                                    .62%
The One Group(R) Government Bond Fund                                                .69%
The One Group(R) Ultra Short-Term Income Fund                                        .55%
The One Group(R) Disciplined Value Fund                                             1.00%
The One Group(R) International Equity Index Fund                                     .99%
The One Group(R) Large Company Growth Fund                                          1.00%
The One Group(R) Large Company Value Fund                                            .98%
The One Group(R) Growth Opportunities Fund                                          1.00%
The One Group(R) Value Growth Fund                                                  1.05%
The One Group(R) Small Capitalization Fund                                          1.06%
The One Group(R) Income Equity Fund                                                 1.01%
The One Group(R) Equity Index Fund                                                   .35%

After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio for Class A shares is 1.28%, for Class B shares is 2.03%, for Class C shares is 2.03%, and for Fiduciary Class shares is 1.03%.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charges; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 57       $  84       $ 112        $193
Class A (without fee waiver)                            $ 60       $  90       $ 123        $216
Class B                                                 $ 71       $  94       $ 129        $217
Class B (without fee waiver)                            $ 72       $  97       $ 135        $232
Class C                                                 $ 31       $  64       $ 109        $236
Class C (without fee waiver)                            $ 32       $  67       $ 115        $248
Fiduciary Class                                         $ 11       $  33       $  57        $126
Fiduciary Class (without fee waiver)                    $ 12       $  37       $  63        $140

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 57       $  84       $ 112        $193
Class A (without fee waiver)                            $ 60       $  90       $ 123        $216
Class B                                                 $ 21       $  64       $ 109        $217
Class B (without fee waiver)                            $ 22       $  67       $ 115        $232
Class C                                                 $ 21       $  64       $ 109        $236
Class C (without fee waiver)                            $ 22       $  67       $ 115        $248
Fiduciary Class                                         $ 11       $  33       $  57        $126
Fiduciary Class (without fee waiver)                    $ 12       $  37       $  63        $140

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or indirectly paid by investors in the Fund. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

6


THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                  FIDUCIARY                                                     JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $    10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.15
  Net realized and unrealized gains from investments                                                                     0.93
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         1.08
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.15)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $    10.93
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                            10.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                $43,660
  Ratio of expenses to average net assets                                                                                0.20%(c)
  Ratio of net investment income to average net assets                                                                   2.78%(c)
  Ratio of expenses to average net assets *                                                                              0.66%(c)
  Ratio of net investment income to average net assets*                                                                  2.32%(c)
  Portfolio turnover (d)                                                                                                18.07%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS A                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.12
  Net realized and unrealized gains from investments                                                                     1.02
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         1.14
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.12)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $   11.02
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                    11.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $4,262
  Ratio of expenses to average net assets                                                                                0.46%(c)
  Ratio of net investment income to average net assets                                                                   2.67%(c)
  Ratio of expenses to average net assets*                                                                               1.26%(c)
  Ratio of net investment income to average net assets*                                                                  1.87%(c)
  Portfolio turnover (d)                                                                                                18.07%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                            7
THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND    FINANCIAL HIGHLIGHTS

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS B                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                               $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                               0.09
  Net realized and unrealized gains (losses) from investments                                                         1.00
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                      1.09
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                  (0.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                     $ 11.00
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                 11.02%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                $8,896
  Ratio of expenses to average net assets                                                                             1.21%(c)
  Ratio of net investment income to average net assets                                                                1.94%(c)
  Ratio of expenses to average net assets*                                                                            1.89%(c)
  Ratio of net investment income to average net assets*                                                                 1.26%(c)
  Portfolio turnover (d)                                                                                               18.07%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

8

THE ONE GROUP(R)
INVESTOR BALANCED FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity and fixed income securities.

[ICON] INVESTMENT STRATEGY
The Fund invests 40% to 60% of its total assets in nine mutual funds of The One Group which invest primarily in equity securities, 40% to 60% of its total assets in five mutual funds of The One Group which invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group.

[ICON] PORTFOLIO SECURITIES
The Fund will invest in the underlying mutual funds within the following range:

The One Group(R) Prime Money Market Fund               0-10%
The One Group(R) Limited Volatility Bond Fund          0-50%
The One Group(R) Intermediate Bond Fund                0-50%
The One Group(R) Income Bond Fund                      0-50%
The One Group(R) Government Bond Fund                  0-50%
The One Group(R) Ultra Short-Term Income Fund          0-50%
The One Group(R) Disciplined Value Fund                0-30%
The One Group(R) International Equity Index Fund       0-30%
The One Group(R) Large Company Growth Fund             0-40%
The One Group(R) Large Company Value Fund              0-50%
The One Group(R) Growth Opportunities Fund             0-30%
The One Group(R) Value Growth Fund                     0-40%
The One Group(R) Small Capitalization Fund             0-30%
The One Group(R) Income Equity Fund                    0-40%
The One Group(R) Equity Index Fund                     0-40%

[ICON] RISK CONSIDERATIONS
The Fund's investments are concentrated in other mutual funds, so the Fund's investment performance is directly related to the performance of those mutual funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments primarily among the mutual funds. As a result, the Fund's investment flexibility is limited. The Fund may invest in a mutual fund which invests in medium or lower grade bonds, which can be volatile. See "Special Risk Considerations."

 SHAREHOLDER EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES (1)         CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                 4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)                  none(2)  5.00%     1.00%          none
Redemption Fees                                       none      none      none          none
Exchange Fees                                         none      none      none          none
ANNUAL OPERATING EXPENSES (3)
 (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers) (4)      .01%      .01%      .01%          .01%
12b-1 Fees (after fee waiver) (5)                     .25%     1.00%     1.00%          none
Other Expenses                                        .19%      .19%      .19%          .19%
Total Operating Expenses (after fee waivers) (6)      .45%     1.20%     1.20%          .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Investment Advisory fees have been revised to reflect fee waivers. Without the waiver, Investment Advisory fees would be .05% for all classes of shares.
(5) Due to 12b-1 fees, long term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A.
(6) Without the voluntary reduction of fees, Total Operating Expenses would be .59% for Class A shares, 1.24% for Class B shares, 1.24% for Class C Shares, and .24% for Fiduciary Class shares.

The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart provides the expense ratio for each underlying fund in which the Fund invests (based on the current fund prospectus). Some of these expense ratios may include a voluntary reduction of investment advisory fees.

                           NAME OF UNDERLYING FUND                              EXPENSE RATIO
The One Group(R) Prime Money Market Fund                                             .50%
The One Group(R) Limited Volatility Bond Fund                                        .62%
The One Group(R) Intermediate Bond Fund                                              .62%
The One Group(R) Income Bond Fund                                                    .62%
The One Group(R) Government Bond Fund                                                .69%
The One Group(R) Ultra Short-Term Income Fund                                        .55%
The One Group(R) Disciplined Value Fund                                             1.00%
The One Group(R) International Equity Index Fund                                    1.00%
The One Group(R) Large Company Growth Fund                                          1.00%
The One Group(R) Large Company Value Fund                                            .99%
The One Group(R) Growth Opportunities Fund                                          1.00%
The One Group(R) Value Growth Fund                                                  1.05%
The One Group(R) Small Capitalization Fund                                          1.06%
The One Group(R) Income Equity Fund                                                 1.01%
The One Group(R) Equity Index Fund                                                   .35%

After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio for Class A shares is 1.23%, for Class B shares is 1.98%, for Class C shares is 1.98%, and for Fiduciary Class shares is .98%.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charges; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 57       $  82       $ 100        $187
Class A (without fee waiver)                            $ 59       $  89       $ 122        $213
Class B                                                 $ 70       $  92       $ 127        $211
Class B (without fee waiver)                            $ 72       $  96       $ 134        $229
Class C                                                 $ 30       $  62       $ 107        $231
Class C (without fee waiver)                            $ 32       $  66       $ 114        $245
Fiduciary Class                                         $ 10       $  31       $  54        $120
Fiduciary Class (without fee waiver)                    $ 11       $  36       $  62        $136

Assuming no redemption at the end of the time period, the dollar amounts in the above example would be as follows:

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 57       $  82       $ 110        $187
Class A (without fee waiver)                            $ 59       $  89       $ 122        $213
Class B                                                 $ 20       $  62       $ 107        $211
Class B (without fee waiver)                            $ 22       $  66       $ 114        $229
Class C                                                 $ 20       $  62       $ 107        $231
Class C (without fee waiver)                            $ 22       $  66       $ 114        $245
Fiduciary Class                                         $ 10       $  31       $  54        $120
Fiduciary Class (without fee waiver)                    $ 11       $  36       $  62        $136

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or indirectly paid by investors in the Fund. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                            9
THE ONE GROUP(R) INVESTOR BALANCED FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                  FIDUCIARY                                                     JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.21
  Net realized and unrealized gains from investments                                                                     0.63
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.84
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.21)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.21)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $   10.63
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                             8.48%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $  72,155
  Ratio of expenses to average net assets                                                                                0.20%(c)
  Ratio of net investment income to average net assets                                                                   3.84%(c)
  Ratio of expenses to average net assets*                                                                               0.56%(c)
  Ratio of net investment income to average net assets*                                                                  3.48%(c)
  Portfolio turnover (d)                                                                                                12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS A                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.17
  Net realized and unrealized gains from investments                                                                     0.66
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.83
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.17)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $   10.66
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                     8.41%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $   2,176
  Ratio of expenses to average net assets                                                                                0.47%(c)
  Ratio of net investment income to average net assets                                                                   3.78%(c)
  Ratio of expenses to average net assets*                                                                               1.12%(c)
  Ratio of net investment income to average net assets*                                                                  3.13%(c)
  Portfolio turnover (d)                                                                                                12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

10

THE ONE GROUP(R) INVESTOR BALANCED FUND    FINANCIAL HIGHLIGHTS

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS B                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                 0.16
  Net realized and unrealized gains from investments                                                                    0.65
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                        0.81
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                           (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                    (0.16)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                       $ 10.65
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                    8.22%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                  $ 5,672
  Ratio of expenses to average net assets                                                                               1.22%(c)
  Ratio of net investment income to average net assets                                                                  2.93%(c)
  Ratio of expenses to average net assets*                                                                              1.73%(c)
  Ratio of net investment income to average net assets*                                                                 2.42%(c)
  Portfolio turnover (d)                                                                                               12.20%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE ONE GROUP(R)
INVESTOR CONSERVATIVE GROWTH FUND
[ICON] INVESTMENT OBJECTIVE
The Fund seeks income and capital appreciation by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity and fixed income securities.

[ICON] INVESTMENT STRATEGY
The Fund invests 20% to 40% of its total assets in nine mutual funds of The One Group which invest primarily in equity securities, 60% to 80% of its total assets in five mutual funds of The One Group which invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group.

[ICON] PORTFOLIO SECURITIES
The Fund will invest in the underlying mutual funds within the following range:

The One Group(R) Prime Money Market Fund   0-10%
The One Group(R) Limited Volatility Bond
  Fund                                     0-70%
The One Group(R) Intermediate Bond Fund    0-70%
The One Group(R) Income Bond Fund          0-70%
The One Group(R) Government Bond Fund      0-70%
The One Group(R) Ultra Short-Term Income
  Fund                                     0-70%
The One Group(R) Disciplined Value Fund    0-20%
The One Group(R) International Equity
  Index Fund                               0-20%
The One Group(R) Large Company Growth Fund 0-20%
The One Group(R) Large Company Value Fund  0-20%
The One Group(R) Growth Opportunities Fund 0-20%
The One Group(R) Value Growth Fund         0-20%
The One Group(R) Small Capitalization Fund 0-20%
The One Group(R) Income Equity Fund        0-20%
The One Group(R) Equity Index Fund         0-20%

[ICON] RISK CONSIDERATIONS
The Fund's investments are concentrated in other mutual funds, so the Fund's investment performance is directly related to the performance of those mutual funds. In addition, as a matter of fundamental policy, the Fund must allocate its investments primarily among the mutual funds. As a result, the Fund's investment flexibility is limited. The Fund may invest in a mutual fund which invests in medium or lower grade bonds, which can be volatile. See "Special Risk Considerations."

 SHAREHOLDER EXPENSES

       SHAREHOLDER TRANSACTION EXPENSES (1)         CLASS A   CLASS B   CLASS C   FIDUCIARY CLASS
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                 4.50%      none      none          none
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or
 redemption proceeds, as applicable)                  none(2)  5.00%     1.00%          none
Redemption Fees                                       none      none      none          none
Exchange Fees                                         none      none      none          none
ANNUAL OPERATING EXPENSES (3)
 (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers) (4)      .01%      .01%      .01%          .01%
12b-1 Fees (after fee waiver) (5)                     .25%     1.00%     1.00%          none
Other Expenses                                        .19%      .19%      .19%          .19%
Total Operating Expenses (after fee waivers) (6)      .45%     1.20%     1.20%          .20%

(1) If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from redemption amounts paid by wire.
(2) Except for purchases of $1 million or more. Please see "Sales Charges."
(3) Expense information has been restated to reflect current fees.
(4) Investment Advisory fees have been revised to reflect fee waivers. Without the waiver, Investment Advisory fees would be .05% for all classes of shares.
(5) Due to 12b-1 fees, long term Class A, Class B, and Class C shareholders may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 fees would be .35% for Class A.
(6) Without the voluntary reduction of fees, Total Operating Expenses would be .59% for Class A shares, 1.24% for Class B shares, 1.24% for Class C shares, and .24% for Fiduciary Class shares.

The Fund will indirectly pay a portion of the expenses incurred by the underlying funds. The following chart provides the expense ratio for each underlying fund in which the Fund invests (based on the current fund prospectus). Some of these expense ratios may include a voluntary reduction of investment advisory fees.

                           NAME OF UNDERLYING FUND                              EXPENSE RATIO
The One Group(R) Prime Money Market Fund                                             .50%
The One Group(R) Limited Volatility Bond Fund                                        .62%
The One Group(R) Intermediate Bond Fund                                              .62%
The One Group(R) Income Bond Fund                                                    .62%
The One Group(R) Government Bond Fund                                                .69%
The One Group(R) Ultra Short-Term Income Fund                                        .55%
The One Group(R) Disciplined Value Fund                                             1.00%
The One Group(R) International Equity Index Fund                                    1.00%
The One Group(R) Large Company Growth Fund                                           .99%
The One Group(R) Large Company Value Fund                                            .99%
The One Group(R) Growth Opportunities Fund                                          1.00%
The One Group(R) Value Growth Fund                                                  1.05%
The One Group(R) Small Capitalization Fund                                          1.06%
The One Group(R) Income Equity Fund                                                 1.01%
The One Group(R) Equity Index Fund                                                   .35%

After combining the total operating expenses of the Fund with those of the underlying funds, the estimated average weighted expense ratio for Class A shares is 1.15%, for Class B shares is 1.90%, for Class C shares is 1.90%, and for Fiduciary Class shares is .90%.

 EXAMPLE
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming: (1) payment of the maximum sales charges; (2) 5% annual return; and
(3) redemption at the end of each time period.

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 56       $  80       $ 105        $178
Class A (without fee waiver)                            $ 59       $  88       $ 119        $208
Class B                                                 $ 69       $  90       $ 123        $203
Class B (without fee waiver)                            $ 71       $  95       $ 131        $223
Class C                                                 $ 29       $  60       $ 103        $222
Class C (without fee waiver)                            $ 31       $  65       $ 111        $240
Fiduciary Class                                         $  9       $  29       $  50        $111
Fiduciary Class (without fee waiver)                    $ 11       $  34       $  59        $131

Assuming no redemption at the end of each time period, the dollar amounts in the above example would be as follows:

                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
Class A                                                 $ 56       $  80       $ 105        $178
Class A (without fee waiver)                            $ 59       $  88       $ 119        $208
Class B                                                 $ 19       $  60       $ 103        $203
Class B (without fee waiver)                            $ 21       $  65       $ 111        $223
Class C                                                 $ 19       $  60       $ 103        $222
Class C (without fee waiver)                            $ 21       $  65       $ 111        $240
Fiduciary Class                                         $  9       $  29       $  50        $111
Fiduciary Class (without fee waiver)                    $ 11       $  34       $  59        $131

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the conversion.

These examples are designed to assist you in understanding the costs and expenses that may be directly or indirectly paid by investors in the Fund. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

12

THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND    FINANCIAL HIGHLIGHTS


The Financial Highlights are intended to help you understand the Fund's financial performance for the past 10 years, or since inception if less than 10 years. The total returns in the table represent the rate a shareholder would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by Coopers & Lybrand L.L.P., whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.


                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                  FIDUCIARY                                                     JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.26
  Net realized and unrealized gains (losses) from investments                                                            0.33
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.59
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.26)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.26)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $   10.33
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                                                                             6.00%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $ 15,038
  Ratio of expenses to average net assets                                                                                0.20%(c)
  Ratio of net investment income to average net assets                                                                   4.92%(c)
  Ratio of expenses to average net assets*                                                                               1.46%(c)
  Ratio of net investment income to average net assets*                                                                  3.66%(c)
  Portfolio turnover (d)                                                                                                28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS A                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                $   10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                  0.22
  Net realized and unrealized gains (losses) from investments                                                            0.32
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                         0.54
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                            (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                     (0.22)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                      $   10.32
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                     5.46%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                 $1,299
  Ratio of expenses to average net assets                                                                                0.47%(c)
  Ratio of net investment income to average net assets                                                                   4.76%(c)
  Ratio of expenses to average net assets*                                                                               3.05%(c)
  Ratio of net investment income to average net assets*                                                                  2.18%(c)
  Portfolio turnover (d)                                                                                                28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE ONE GROUP(R) INVESTOR CONSERVATIVE GROWTH FUND    FINANCIAL HIGHLIGHTS

                                                                                                                DECEMBER 10, 1996
                                                                                                                     THROUGH
                                                   CLASS B                                                      JUNE 30, 1997(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment income                                                                                                 0.19
  Net realized and unrealized gains (losses) from investments                                                           0.33
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Activities                                                                                        0.52
---------------------------------------------------------------------------------------------------------------------------------
Distributions
  From net investment income                                                                                           (0.19)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                                    (0.19)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                       $ 10.33
---------------------------------------------------------------------------------------------------------------------------------
Total Return (Excludes Sales Charge)                                                                                    5.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)                                                                                  $2,616
  Ratio of expenses to average net assets                                                                               1.21%(c)
  Ratio of net investment income to average net assets                                                                  4.06%(c)
  Ratio of expenses to average net assets*                                                                              3.52%(c)
  Ratio of net investment income to average net assets*                                                                 1.75%(c)
  Portfolio turnover (d)                                                                                               28.46%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.  (a) Period from commencement of operations.  (b) Not
  annualized.  (c) Annualized.   (d) Portfolio turnover is calculated on the
  basis of the Fund as a whole without distinguishing among the classes of shares issued.

                              MORE ABOUT THE FUNDS

14

ILLIQUID INVESTMENTS
----------------------------------------------------

Each Fund may invest up to 15% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by The One Group Board of Trustees in determining whether an investment is illiquid.

TEMPORARY
DEFENSIVE POSITION
----------------------------------------------------

Sometimes Banc One Investment Advisors decides that because of market conditions the Funds should temporarily be invested in instruments other than the underlying mutual funds. Therefore, the Funds are permitted for temporary defensive purposes to invest up to 100% of their assets in short-term fixed income securities. These securities include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, repurchase agreements, bankers' acceptances, variable amount master demand notes and bank money market deposit accounts. The Funds also may hold cash for liquidity purposes.

To the extent that the Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

SPECIAL RISK
CONSIDERATIONS
----------------------------------------------------

EQUITY FUNDS Because equity funds invest primarily in equity securities, which fluctuate in value, the funds' shares will fluctuate in value. In addition, certain investment management techniques that the funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the funds to potentially greater risk of loss than more traditional equity investments.


FIXED-INCOME FUNDS Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.


INDEX FUNDS An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be able to handle sudden, and sometimes substantial, fluctuation in the value of your investment.

INTERNATIONAL FUNDS Funds investing in foreign securities are subject to special risks. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, higher transaction costs, and delayed settlements of transactions. Securities of some foreign companies are less liquid, and their prices more volatile, than securities of comparable U.S. companies. Additionally, there may be less public information available about foreign issuers. Finally, since the funds may invest in securities denominated in foreign currencies, changes in exchange rates may affect the value of investments in the funds.

SMALL CAPITALIZATION FUNDS Smaller, less seasoned companies may be subject to greater business risk than larger, established companies. They may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations and other factors affecting the profitability of other companies. Therefore, the stock price of smaller capitalization companies may be subject to greater price fluctuations than that of larger, established companies. Due to these and other risk factors, the price movement of the securities held by the funds may be volatile and the net asset value of shares of the funds may fluctuate.

                     HOW TO DO BUSINESS WITH THE ONE GROUP

PURCHASING
FUND SHARES
----------------------------------------------------

WHERE CAN I BUY SHARES?

You may purchase Fund shares from the following sources:

- The One Group Services Company, and

- Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

WHEN CAN I BUY SHARES?

- Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and the following holidays:
  New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

- Purchase requests received by The One Group Services Company before 4:00 p.m. Eastern Standard Time ("EST"), will be effective that day.

- Purchase orders may be cancelled by the Fund's Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. EST (i) on the business day after the order is placed if you are buying Fiduciary Class shares, and (ii) on the third business day if you are purchasing Class A, Class B and Class C shares.

- If your shares are held by a Shareholder Servicing Agent, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

- The One Group Services Company can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

- Shares are electronically recorded. Therefore, certificates will not be issued.

WHAT KIND OF SHARES CAN I BUY?

The One Group offers the following classes of shares:

- Class A, Class B and Class C shares are available to the general public.

- Fiduciary Class shares are available to institutional investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

- If you intend to hold your shares for six or more years, Class B shares may be appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares.


The One Group Fund Direct IRA. The One Group offers a retirement plan and, in 1998, will offer an education plan. These plans allow participants to defer taxes while their retirement and education savings grow. The education IRA requires a minimum investment of $500. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.


HOW MUCH DO SHARES COST?

- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

- Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

- NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

- A Fund's NAV changes every day. NAV is calculated each business day at 4:00 p.m. EST.

HOW DO I OPEN AN ACCOUNT?

1. Read the prospectus carefully, and select the Fund or Funds most appropriate for you.

2. Decide how much you want to invest.

   - The minimum initial investment is $1,000 ($100 for employees of BANC ONE CORPORATION and its affiliates).

   - Subsequent investments must be at least $100 ($25 for employees of BANC ONE CORPORATION and its affiliates).

   - You may purchase no more than $250,000 of Class B shares at one time.

   - The One Group Services Company may waive these minimums.

3. Complete the Account Application Form. Be sure to sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

16

4. Send the completed application and a personal check (unless you choose to pay by wire or bank transfer) payable to "The One Group" to:

   State Street Bank and Trust Company
   c/o The One Group
   P.O. Box 8500
   Boston, MA 02266-8500

   Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

5. All checks should be in U.S. dollars. Third party checks will not be accepted. Redemptions from a Fund will not be permitted for ten (10) calendar days if purchases are made by check or under the Systematic Investment Plan (see below).

6. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

7. If you have any questions, contact your Shareholder Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES OVER THE TELEPHONE?

Yes. Simply select this option on your Account Application Form and then:

- Contact your Shareholder Servicing Agent or The One Group Services Company at 1-800-480-4111 to relay your purchase instructions.

- Send a personal check made payable to "The One Group" to State Street Bank and Trust Company (see address above), authorize a bank transfer or initiate a wire transfer.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


- You may revoke your right to make purchases over the telephone by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CAN I AUTOMATICALLY INVEST ON A SYSTEMATIC BASIS?

Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. The minimum initial investment is still $1,000, but minimum automatic additions are only $25. The One Group Services Company may waive these minimums. To establish a Systematic Investment Plan:

- Select the "Systematic Investment Plan" option on the Account Application
  Form.

- Provide the necessary information about the bank account from which your investments will be made.

- Shares purchased under a Systematic Investment Plan may not be redeemed for ten (10) calendar days.

- The One Group currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.


- You may revoke your right to make systematic investments by sending a letter to:


  State Street Bank and Trust Company
  c/o The One Group
  P.O. Box 8500
  Boston, MA 02266-8500

CONVERSION FEATURE

Your Class B shares automatically convert to Class A shares after eight years (measured from the end of the month in which they were purchased).

- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

- You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any tax.

- Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

- If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

SALES CHARGES
----------------------------------------------------


The One Group Services Company compensates Shareholder Servicing Agents who sell shares of The One Group. Compensation comes from: sales charges, 12b-1 fees and payment by The One Group Services Company from its own resources. The One Group Services Company, at its own expense, also will provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds, as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events, and merchandise.

 CLASS A SHARES

This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

                       SALES CHARGE AS A %
                         OF THE OFFERING       SALES CHARGE AS A %     COMMISSION AS A %
AMOUNT OF PURCHASE            PRICE            OF YOUR INVESTMENT      OF OFFERING PRICE
Less than $100,000            4.50%                   4.71%                  4.05%
$100,000-$249,999             3.50%                   3.63%                  3.05%
$250,000-$499,999             2.50%                   2.56%                  2.05%
$500,000-$999,999             2.00%                   2.04%                  1.60%
$1,000,000*                   0.00%                   0.00%                  0.00%

* If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase.

 CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       5.00%
         1-2                       4.00%
         2-3                       3.00%
         3-4                       3.00%
         4-5                       2.00%
         5-6                       1.00%
     more than 6                   0.00%

The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

 CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

                          CDSC AS A % OF DOLLAR
YEARS SINCE PURCHASE     AMOUNT SUBJECT TO CHARGE
         0-1                       1.00%
  After first year                  None

Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

How the CDSC is Calculated

- The Fund assumes that all purchases made in a given month were made on the first day of the month.

- The CDSC is based on the current market value or the original cost of the shares, whichever is less.

- A sales charge is not imposed on increases in NAV above the initial purchase price, nor is a sales charge assessed on shares acquired through reinvestment of dividends or capital gains distributions.

- To keep your CDSC as low as possible, the Fund first will redeem any shares in your account that carry no CDSC, starting with Class A Shares. After that, the Fund will redeem the shares you have held for the longest time and thus have the lowest CDSC.

18

12B-1 FEES

12b-1 fees are paid by The One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of The One Group.

- The 12b-1 fees vary by share class as follows:

   1. Class A shares pay a 12b-1 fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%.

   2. Class B and Class C shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

   3. There are no 12b-1 fees for Fiduciary Class shares.

- 12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.

- The One Group Services Company may use up to .25% of the fees for shareholder servicing and up to .75% for distribution. During the last fiscal year, The One Group Services Company received 12b-1 fees totaling .25%, 1.00% and 1.00% of the average daily net assets of Class A, Class B and Class C shares, respectively.

- The One Group Services Company may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

SALES CHARGE REDUCTIONS AND WAIVERS
----------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES

There are several ways you can reduce the sales charges you pay on Class A shares:

1. Right of Accumulation: You may add the market value of any Class A, Class B or Class C shares of a Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

2. Letter of Intent: With an initial investment of $2,000, you may purchase Class A shares of one or more funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your Shareholder Servicing Agent. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Funds if the shares were:

1. Bought with the reinvestment of dividends and capital gains distributions.

2. Acquired in exchange for other Fund shares if a comparable sales charge has been paid for the exchanged shares.

3. Bought by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of:

   - The One Group.

   - BANC ONE CORPORATION and its subsidiaries and affiliates.

   - The One Group Services Company and its subsidiaries and affiliates.

   - State Street Bank and Trust Company and its subsidiaries and affiliates.

   - Broker/dealers who have entered into dealer agreements with The One Group and their subsidiaries and affiliates.

   - An investment sub-advisor of a fund of The One Group and such sub-advisor's subsidiaries and affiliates.

4. Bought by:

   - Affiliates of BANC ONE CORPORATION and certain accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity.

   - Accounts to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

   - Retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

   - Shareholder Servicing Agents who have a dealer arrangement with The One
     Group

     Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent on the books and record of the broker or agent.


5. Bought with proceeds from the sale of Fiduciary Class shares of a Fund of The One Group or acquired in an exchange of Fiduciary Class shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

6. Bought with proceeds from the sale of shares of a mutual fund (other than a fund of The One Group) for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

7. Bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a Fund of The One Group.

8. Bought with assets of The One Group.

9. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

The waivers described in (5), (6) and (7) above will not continue indefinitely and may be discontinued at any time without notice.

WAIVER OF THE CLASS B SALES CHARGE

No sales charge is imposed on redemptions of Class B shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class B shares of other Funds of The One Group.

WAIVER OF THE CLASS C SALES CHARGE

No sales charge is imposed on redemptions of Class C shares of the Funds:

1. Provided that you withdraw no more than 10% of the account value annually.

2. If you buy the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans.

3. If you are a participant or beneficiary of certain retirement plans and you die or become disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability.

4. That represent a minimum required distribution from an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.

5. Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

6. Acquired in exchange for Class C shares of other Funds of The One Group.

To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111, or your Shareholder Servicing Agent.

EXCHANGING
FUND SHARES
----------------------------------------------------

WHAT ARE MY EXCHANGE PRIVILEGES?

You may make the following exchanges:

- Fiduciary Class shares of a Fund may be exchanged for Class A shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group.

- Class A shares of a Fund may be exchanged for Fiduciary Class shares of that Fund or for Class A or Fiduciary Class shares of another Fund of The One Group, but only if you are eligible to purchase those shares.

- Class B shares of a Fund may be exchanged for Class B shares of another Fund of The One Group.


- Class C shares of a Fund may be exchanged for Class C shares of another Fund of The One Group.


The One Group does not charge a fee for this privilege. In addition, The One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

20

WHEN ARE EXCHANGES PROCESSED?

Exchanges are processed the same business day they are received, provided:

- State Street Bank and Trust Company receives the request by 4:00 p.m. EST.

- You have provided The One Group with all of the information necessary to process the exchange.

- You have received a current prospectus of the Fund or Funds in which you wish to invest.

- You have contacted your Shareholder Servicing Agent, if necessary.

DO I PAY A SALES CHARGE ON AN EXCHANGE?

Generally, you will not pay a sales charge on an exchange. However:

- You will pay a sales charge if you own Fiduciary Class shares of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

- You will pay a sales charge if you bought Class A shares of a Fund:

   1. That does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

   2. That charged a lower sales charge than the Fund into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

- If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

   1. Your new Class B or Class C shares will be subject to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

   2. The current holding period for your exchanged Class B or Class C shares is carried over to your new shares.

ARE EXCHANGES TAXABLE?

Generally:

- An exchange between classes of shares of the same Fund is not taxable.

- An exchange between Funds is considered a sale and generally results in a capital gain or loss for Federal income tax purposes.

- You should talk to your tax advisor before making an exchange.

ARE THERE LIMITS ON EXCHANGES?

Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

- To prevent disruptions in the management of the Funds, The One Group limits excessive exchange activity.

- Exchange activity is excessive if it EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.


- In addition, The One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.


REDEEMING FUND SHARES
----------------------------------------------------

WHEN CAN I REDEEM SHARES?

- You may redeem all or some of your shares on any day that the Funds are open for business.

- Redemption requests received by The One Group Services Company before 4:00 p.m. EST will be effective that day.

HOW DO I REDEEM SHARES?

- Unless you have selected the telephone option on your Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

  The One Group
  c/o State Street Bank and Trust Company
  P.O. Box 8500
  Boston, MA 02266-8500

- All requests for redemptions from IRA accounts must be in writing.

- You may request redemption forms by calling The One Group Services Company at 1-800-480-4111.

- State Street Bank and Trust Company may require that the signature on your redemption request be guaranteed by a commercial bank, a member of a domestic stock exchange, or a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

   1. the redemption is for $50,000 worth of shares or less;

   2. the redemption is payable to the shareholder of record; and

   3. the redemption check is mailed to the shareholder at the record address.

- On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:


   1. a designated commercial bank or


   2. State Street Bank and Trust Company or your Shareholder Servicing Agent.


- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.


- Your redemption proceeds will be paid within seven days after receipt of the redemption request.

WHAT WILL MY SHARES BE WORTH?

- If you own Class A and Fiduciary Class shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV.

- If you own Class B and Class C shares and the Fund receives your redemption request by 4:00 p.m. EST, you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY TELEPHONE?

Yes, if you selected this option on your Account Application Form.

- Call your Shareholder Servicing Agent or State Street Bank and Trust Company at 1-800-480-4111 to relay your redemption request.

- Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

- State Street Bank and Trust Company may charge you a wire redemption fee. The current charge is $7.00.

- The One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, The One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

- REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY TELEPHONE.

CAN I REDEEM ON A SYSTEMATIC BASIS?

If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each.

- Select the "Systematic Withdrawal Plan" option on the Account Application
  Form.

- Specify the amount you wish to receive and the frequency of the payments.

- You may designate a person other than yourself as the payee.

- There is no charge for this service.

- If you select this option, please keep in mind that:

   1. It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

   2. If you own Class B or Class C shares, you or your designated payee may receive systematic payments provided the payments are limited to no more than 10% of your account value annually, measured from the date the redemption request is received.

   3. If you are age 70 1/2, you may elect to receive payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

   4. If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

- All redemptions will be for cash.

- If you redeem shares for which you paid by check, and The One Group has not yet received payment on the check, The One Group will delay forwarding your redemption proceeds for 10 or more days until payment has been collected from your bank.

- Because of the high cost of handling small investments, The One Group will automatically redeem shares in accounts which, because of shareholder redemptions, have values of less than $1,000. No sales charges will be assessed and you will be given 60 days to make additional investments in the Fund to increase the value of your account to at least $1,000.

- The One Group may suspend your ability to redeem, or will redeem your shares involuntarily, when it seems appropriate to do so in light of its responsibilities under the Federal securities laws. The Statement of Additional Information offers more details about this process.

                             SHAREHOLDER INFORMATION
22

VOTING RIGHTS
----------------------------------------------------

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

BANC ONE CORPORATION (100 East Broad Street, Columbus, Ohio, 43271), through its affiliates, may be deemed for purposes of the Investment Company Act of 1940, to control the Funds. This is because as of August 5, 1997, BANC ONE CORPORATION or its affiliates possessed the power to vote substantially all of the Fiduciary Class shares of the Funds.

On that same date, the following shareholders owned 25% or more of the Class C shares of the Funds. As a consequence, they are considered to be controlling persons of Class C shares of the Funds.

                                                                PERCENTAGE OF      TYPE OF
         NAME AND ADDRESS                  FUND/CLASS             OWNERSHIP       OWNERSHIP
  Dean Witter FBO David H Behm &     Investor Balanced Fund         39.79%          Record
  Christine A Behm JT TEN            Class C
  Church St Station -- P.O. Box
    250
  New York, NY 10277

  Dean Witter FBO Alexis B Newell    Investor Balanced Fund         34.55%          Record
  7812 Meadow Park Drive #228        Class C
  Church St Station -- P.O. Box
    250
  New York, NY 10013-0250

  Dean Witter FBO Ninfa D Cayayan    Investor Growth Fund           27.59%          Record
  MD PFT SHR PL                      Class C
  Ninfa A Cayayan MD TTEE
  Church St Station -- P.O. Box
    250
  New York, NY 10277

DIVIDEND POLICIES
----------------------------------------------------

DIVIDENDS

The Funds generally declare dividends monthly. Dividends are distributed on the first Business Day of each month. Capital gains, if any, for all Funds are distributed at least annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Dividends payable on Fiduciary Class shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

DIVIDEND REINVESTMENT

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8500, Boston, MA 02266-8500, at least 15 days prior to the distribution. The change is effective upon receipt by State Street.

SPECIAL DIVIDEND RULES FOR CLASS B SHARES

Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature".)

TAX TREATMENT
OF THE FUNDS
----------------------------------------------------

TAX STATUS OF THE FUND

Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes. If the Funds qualify, as they have in the past, they will pay no federal income tax on the earnings they distribute to shareholders.

TAX TREATMENT
OF SHAREHOLDERS
----------------------------------------------------

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange, or redemption of shares of the Funds generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

TAXATION OF DISTRIBUTIONS

Dividends you receive from a Fund, whether reinvested or received in cash, will be taxable to you. Dividends from a Fund's net investment income will be taxable as ordinary income and dividends from a Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid the previous December.

TAXATION OF RETIREMENT PLANS

Distributions by the Funds to qualified retirement plans will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

TAX INFORMATION

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders.

SHAREHOLDER INQUIRIES
----------------------------------------------------

If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219 or call 1-800-480-4111.

   REPORTING

   In March and September you will receive a financial report from The One Group. In addition, The One Group will periodically send you proxy statements and other reports.

                    ORGANIZATION AND MANAGEMENT OF THE FUNDS

24

THE FUNDS

Each Fund is a series of The One Group, an open-end management investment company. The One Group currently consists of 40 separate Funds. Four of the Funds are described in this prospectus; the other Funds are described in separate prospectuses. Each Fund described in this prospectus is diversified. Each Fund is supervised by the Board of Trustees.

THE BOARD OF TRUSTEES

The Trustees oversee the management and administration of the Funds. The Trustees are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of The One Group.

THE ADVISOR

Banc One Investment Advisors makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Investment Advisors has served as investment advisor to The One Group since 1993. Prior to that time, The One Group was advised by affiliates of Banc One Investment Advisors. In addition to The One Group, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual, corporate, charitable and retirement accounts. As of June 30, 1997, Banc One Investment Advisors, an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, managed over $47 billion in assets. For the fiscal year ended June 30, 1997, the Funds paid investment advisory fees of .01% of each Fund's average daily net assets.

No single person is responsible for managing the assets of the Funds. Rather, investment decisions for the Funds are made by committee. Banc One Investment Advisors also serves as the advisor to the underlying mutual funds, for which it receives a fee.

THE DISTRIBUTOR

The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, a wholly-owned subsidiary of The BISYS Group, Inc., markets the Funds and distributes shares through selling brokers, financial institutions, investment advisors, and other financial representatives.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The One Group Services Company also serves as the Funds' administrator. The One Group Services Company is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory compliance and reporting. For these services, The One Group Services Company receives an annual fee of .10% of each Fund's average daily net assets, on the first $500,000,000 in Fund assets. The fee declines to .075% on net assets between $500,000,000 and $1 billion, and to .05% on assets over $1 billion. The fee is calculated daily and paid monthly. Banc One Investment Advisors, the Sub-Administrator, provides office space, equipment, and facilities, as well as legal and regulatory support.

THE TRANSFER AGENT, CUSTODIAN AND SUB-CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or your Shareholder Servicing Agent, if appropriate, handles shareholder recordkeeping and statementing, distributes dividends, and processes buy and sell requests. As the Funds' custodian, State Street holds the Funds' assets, settles all portfolio trades and assists in calculating the Funds' net asset values. Bank One Trust Company, N.A. serves as sub-custodian in connection with The One Group's securities lending activities under an agreement with State Street Bank and Trust Company. Bank One Trust Company, N.A. is paid a fee for this service.

           DETAILS ABOUT THE FUNDS' INVESTMENT PRACTICES AND POLICIES

INVESTMENT PRACTICES
----------------------------------------------------

The following is a brief description of the principal investment policies of the underlying funds.

THE ONE GROUP(R) PRIME MONEY MARKET FUND

The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. The fund intends to comply with the regulations of the Securities and Exchange Commission applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by the fund. Under these regulations, the fund will invest only in U.S. dollar-denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and are treated as having a maturity of 397 days or less.

THE ONE GROUP(R) LIMITED VOLATILITY
BOND FUND

The One Group(R) Limited Volatility Bond Fund seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities. The Fund normally invests at least 80% of total assets in debt securities of all types with short to intermediate maturities. Debt securities include bonds, notes and other obligations. At least 65% of the Fund's total assets will consist of bonds rated in one of the three highest investment grade categories at the time of investment, or if unrated, determined by Banc One Investment Advisors to be of comparable quality, and at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. Many investments will satisfy both requirements. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between one and five years. The fund may also purchase taxable or tax-exempt municipal securities. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INTERMEDIATE BOND FUND

The One Group(R) Intermediate Bond Fund seeks current income consistent with the preservation of capital through investments in high and medium-grade fixed-income securities with intermediate maturities. The fund will normally invest at least 80% of total assets in debt securities of all types. Debt securities include bonds, notes and other obligations. At least 65% of the fund's total assets will consist of bonds rated in one of the three highest investment grade categories at the time of investment, or if unrated, determined by Banc One Investment Advisors to be of comparable quality, and at least 50% of total assets will consist of obligations issued by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements. Many investments will satisfy both requirements. The Fund also may invest in more speculative debt securities if they present attractive opportunities and are rated in the lowest investment grade category. The fund may also purchase taxable or tax-exempt municipal securities. Under normal market conditions, it is anticipated that the fund's average weighted maturity will range between three and ten years. Up to 20% of the fund's total assets may be invested in preferred stocks.

THE ONE GROUP(R) INCOME BOND FUND

The One Group(R) Income Bond Fund seeks a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities. The Fund normally will invest at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. In addition, up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined by Banc One Investment Advisors to be of comparable quality. Securities rated below investment grade are called "high yield bonds," "non-investment grade bonds" and "junk bonds." These securities are rated in the fifth or lower rating categories, for example, BB or lower by Standard & Poor's Corporation ("S&P") and Ba or lower by Moody's Investors Service, Inc. ("Moody's"), and are considered to have speculative characteristics. Even though it may invest in debt securities in all rating categories, the Fund will not invest more than 20% of its total assets in securities rated below the fifth rating category. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund also may purchase taxable or tax-exempt municipal securities.

26

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range between five and twenty years. The Fund may shorten its effective weighted average maturity to as little as two years if deemed appropriate for temporary defensive purposes.

THE ONE GROUP(R) GOVERNMENT BOND FUND

The One Group(R) Government Bond Fund seeks a high level of current income with liquidity and safety of principal. The Fund will limit its investments to securities issued by the U.S. Government and its agencies and instrumentalities or related to securities issued by the U.S. Government and its agencies and instrumentalities. At least 65% of the total assets of the Fund will be invested in obligations guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The average weighted remaining maturity of the fund is expected to be between three and fifteen years, however, the Fund's average weighted remaining maturity may be outside this range if warranted by market conditions. The balance of the Fund's assets may be invested in debt securities and taxable or tax-exempt municipal securities.

THE ONE GROUP(R) ULTRA SHORT-TERM
INCOME FUND

The One Group(R) Ultra Short-Term Income Fund seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities. The Fund normally invests at least 80% of its total assets in debt securities of all types, including money market instruments. In addition, up to 20% of the fund's total assets may be invested in other securities, including preferred stock. The fund will invest in adjustable rate mortgage pass-through securities and other securities representing an interest in or collateralized by mortgages with periodic interest rate resets, some of which may be subject to repurchase agreements. These securities often are issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the Fund also may purchase mortgage-backed securities that are issued by non-governmental entities. Such securities may or may not have private insurer guarantees as to timely payments. The fund also may purchase mortgage and interest rate swaps and interest rate floors and caps. The fund also may employ other investment techniques to enhance returns, such as loans of fund securities, mortgage dollar rolls, repurchase agreements, options contracts and reverse repurchase agreements. The Fund will maintain a maximum duration of approximately two years.

THE ONE GROUP(R) DISCIPLINED VALUE FUND

The One Group(R) Disciplined Value Fund seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities. The Fund will invest mainly in equity securities with below-market average price-to-earnings and price-to-book value ratios. The issuer's soundness and earnings prospects also will be considered. If Banc One Investment Advisors determines that a company's fundamentals are declining or that the company's ability to pay dividends has been impaired, it likely will eliminate the Fund's holding of the company's stock. The Fund normally invests at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The balance of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) INTERNATIONAL
EQUITY INDEX FUND

The One Group(R) International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE GDP Index" or "EAFE GDP Index").(1) The Fund normally will invest at least 65% of the value of its total assets in foreign equity securities, which are representative of the Index and secondarily in stock index futures. The Fund's investments will consist of common stocks (including sponsored and unsponsored American Depository Receipts) and preferred stocks, securities convertible into common stocks (only if they are listed on registered exchanges or actively traded in the over-the-counter market), warrants and depository receipts. No more than 10% of the fund's net assets will be held in cash or cash equivalents. The fund may invest up

---------------

(1) "MSCI EAFE GDP Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the fund.

                                                                            27
to 10% ofits net assets in securities of emerging international markets. A substantial portion of the fund's assets will be denominated in foreign currencies.

THE ONE GROUP(R) LARGE COMPANY
GROWTH FUND

The One Group(R) Large Company Growth Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities. The Fund will normally invest at least 65%, of the value of its total assets in equity securities consisting of common stocks, warrants and any rights to purchase common stocks. To achieve its objective, the Fund will invest primarily in equity securities of large, well established companies with weighted average capitalization in excess of the market median capitalization of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2) The fund may invest the remainder of its assets in any combination of nonconvertible fixed income securities, repurchase agreements, options and futures contracts, securities issued by the U.S. government and its agencies and instrumentalities, and cash equivalents.

THE ONE GROUP(R) LARGE COMPANY
VALUE FUND

The One Group(R) Large Company Value Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities. The Fund will invest in equity securities of large capitalization companies that are believed to be selling below their long-term investment values. The average weighted market capitalization of the companies in which the Fund invests will normally exceed the median market capitalization of the S&P 500 Index. In addition, the Fund may invest in stock of companies which have "breakup" values well in excess of current market values or which have uniquely undervalued corporate assets. The Fund normally will invest at least 80% of the value of its total assets in equity securities consisting of common stocks and debt securities and preferred stocks which are convertible into common stocks. The remainder of the fund's assets will be held in cash equivalents

THE ONE GROUP(R) GROWTH OPPORTUNITIES FUND

The One Group(R) Growth Opportunities Fund seeks growth of capital and, secondarily, current income by investing primarily in equity securities. The Fund invests in securities that have the potential to produce above-average earnings growth per share over a one-to-three year period. Typically, the Fund acquires shares of established companies with a history of above-average growth, as well as those companies expected to enter periods of above-average growth. Not all the securities purchased by the Fund will pay dividends. The Fund also invests in smaller companies in emerging growth industries. At least 80% of the value of its total assets will be invested in equity securities consisting of common stocks and debt securities and preferred stocks that are convertible into common stocks. The fund also may enter into options and futures transactions. The remainder of the fund's assets will be held in cash equivalents.

THE ONE GROUP(R) VALUE GROWTH FUND

The One Group(R) Value Growth Fund seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income. The Fund invests primarily in common stocks, debt securities, preferred stocks, convertible securities, warrants, and other equity securities of overlooked or undervalued companies that show the potential for growth of earnings over time. Although the Fund expects to invest in securities that pay a moderate level of income, it may also invest in non-income producing securities. The Fund normally will invest at least 65% of the value of its total assets in securities with the characteristics described above. Although the fund intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities cash and cash equivalents.

THE ONE GROUP(R) SMALL CAPITALIZATION FUND

The One Group(R) Small Capitalization Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies. The Fund invests primarily in a portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of small capitalization companies. Generally, Banc One Investment Advisors selects a portfolio of companies with a capitalization equivalent to the median market capitalization of the S&P Small-Cap 600 Index(3), although the Fund may occasionally hold securities of companies whose market capitaliza-

---------------

(2) "Standard & Poor's 500" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

(3) "Standard & Poor's Small-Cap 600" is a registered trademark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

28

tions are considerably larger if doing so contributes to the funds investment objective. At least 65% of the value of the Fund's total assets normally will be invested in securities with the characteristics described above. Up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

THE ONE GROUP(R) INCOME EQUITY FUND

The One Group(R) Income Equity Fund seeks current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. The Fund attempts to keep its yield above the S&P 500 Index by investing in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. The fund will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community also may be purchased. The Fund normally invests at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. The Fund also may enter into options and futures transactions. The balance of the Fund's assets will be held in cash equivalents.

THE ONE GROUP(R) EQUITY INDEX FUND

The One Group(R) Equity Index Fund seeks investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index. The Fund normally invests in many of the stocks which comprise the S&P 500 Index and secondarily in stock index futures. Cash reserves will not normally exceed 10% of the fund's net assets. The Advisor generally selects stocks for the Fund in the order of their weightings in the S&P 500 Index beginning with the heaviest weighted stocks. The percentage of the Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the S&P 500 Index.


Details about each underlying fund's investment practices and the risks associated with those practices can be found in Appendix B.


INVESTMENT POLICIES
----------------------------------------------------

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

Each Fund may not:


1. Purchase an issuer's securities if as a result more then 5% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of any of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of other registered investment companies and repurchase agreements involving these securities. This restriction applies with respect to 75% of a Fund's total assets.


2. Concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

Additional investment policies can be found in the Statement of Additional Information.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year as well as within a particular year. Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to you. The portfolio turnover rate for each Fund for the fiscal year ended June 30, 1997 is shown on the Financial Highlights.

                                   APPENDIX A



                                                                              29
INVESTMENT PRACTICES

The underlying funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                            FUND NAME                             FUND CODE
              The One Group(R) Prime Money Market Fund                1
              The One Group(R) Limited Volatility Bond Fund           2
              The One Group(R) Intermediate Bond Fund                 3
              The One Group(R) Income Bond Fund                       4
              The One Group(R) Government Bond Fund                   5
              The One Group(R) Ultra Short-Term Income Fund           6
              The One Group(R) Disciplined Value Fund                 7
              The One Group(R) International Equity Index
               Fund                                                   8
              The One Group(R) Large Company Growth Fund              9
              The One Group(R) Large Company Value Fund              10
              The One Group(R) Growth Opportunities Fund             11
              The One Group(R) Value Growth Fund                     12
              The One Group(R) Small Capitalization Fund             13
              The One Group(R) Income Equity Fund                    14
              The One Group(R) Equity Index Fund                     15

INSTRUMENT                                                            FUND CODE            RISK TYPE
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, STRIPS, and              1-15               Market
CUBES.

TREASURY RECEIPTS: TRS, TIGRS, and CATS.                                 1-15               Market

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies         1-15               Market
and instrumentalities of the U.S. Government. These include                                 Credit
Ginnie Mae, Fannie Mae, and Freddie Mac.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated         1-4, 6-15             Market
maturity.                                                                                   Credit
                                                                                           Liquidity

TIME DEPOSITS: Non-negotiable receipts issued by a bank in            1-4, 6-15            Liquidity
exchange for the deposit of funds.                                                          Credit
                                                                                            Market

COMMON STOCK: Shares of ownership of a company.                          7-15               Market

REPURCHASE AGREEMENTS: The purchase of a security and the                1-15               Credit
simultaneous commitment to return the security to the seller at                             Market
an agreed upon price on an agreed upon date. This is treated as                            Liquidity
a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security and the             1-15               Market
simultaneous commitment to buy the security back at an agreed                              Leverage
upon price on an agreed upon date. This is treated as a
borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33% of the securities           1-15               Credit
owned by a Fund. In return the Fund will receive cash and/or                                Market
other securities as collateral.                                                            Leverage

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or              1-15               Market
contract to purchase securities at a fixed price for delivery at                           Leverage
a future date.                                                                             Liquidity

INVESTMENT COMPANY SECURITIES: Shares of other mutual funds,          1-4, 6-15             Market
including money market funds of The One Group and shares of
other investment companies for which Banc One Investment
Advisors serves as investment advisor or administrator. Banc One
Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to      3, 4, 6-15            Market
common stock.                                                                               Credit

30

INSTRUMENT                                                            FUND CODE            RISK TYPE
CALL AND PUT OPTIONS: A call option gives the buyer the right to         3-15             Management
buy, and obligates the seller of the option to sell, a security                            Liquidity
at a specified price. A put option gives the buyer the right to                             Credit
sell, and obligates the seller of the option to buy, a security                             Market
at a specified price. The Funds will sell only covered call and                            Leverage
secured put options.

FUTURES AND RELATED OPTIONS: A contract providing for the future         3-15             Management
sale and purchase of a specified amount of a specified security,                            Market
class of securities, or an index at a specified time in the                                 Credit
future and at a specified price.                                                           Liquidity
                                                                                           Leverage

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment               2-15              Liquidity
vehicles which invest primarily in income producing real estate                           Management
or real estate related loans or interest.                                                   Market
                                                                                          Pre-payment
                                                                                              Tax
                                                                                          Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on       1-4, 6, 7,            Credit
and accepted by a commercial bank. Maturities are generally six          9-15              Liquidity
months or less.                                                                             Market

COMMERCIAL PAPER: Secured and unsecured short-term promissory         1-4, 6, 7,            Credit
notes issued by corporations and other entities. Maturities              9-15              Liquidity
generally vary from a few days to nine months.                                              Market

FOREIGN SECURITIES: Stocks issued by foreign companies, as well       1-4, 6-14             Market
as commercial paper of foreign issuers and obligations of                                  Political
foreign banks, overseas branches of U.S. banks and supranational                           Liquidity
entities. Includes American Depository Receipts.                                      Foreign Investment

RESTRICTED SECURITIES: Securities not registered under the             1-4, 6,             Liquidity
Securities Act of 1933, such as privately placed commercial              7-14               Market
paper and Rule 144A securities.


VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with              1-7, 9-14             Market
interest rates which are reset daily, weekly, quarterly or some                             Credit
other period and which may be payable to the Fund on demand.                               Liquidity


WARRANTS: Securities, typically issued with preferred stock or        1-6, 7-15             Market
bonds, that give the holder the right to buy a proportionate                                Credit
amount of common stock at a specified price.

PREFERRED STOCK: A class of stock that generally pays a dividend       2-4, 8,              Market
at a specified rate and has preference over common stock in the          10,
payment of dividends and in liquidation.                                13, 14

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real             1-6              Pre-payment
estate loans and pools of loans. These include collateralized                               Market
mortgage obligations ("CMOs"), Real Estate Investment Conduits                              Credit
("REMICs"), and Stripped Mortgage-Backed Securities ("SMBS").                             Regulatory

DEMAND FEATURES: Securities that are subject to puts and standby        1-4, 6              Market
commitments to purchase the securities at a fixed price (usually                           Liquidity
with accrued interest) within a fixed period of time following                            Management
demand by a Fund.

ASSET-BACKED SECURITIES: Securities secured by company                  1-4, 6            Pre-payment
receivables, home equity loans, truck and auto loans, leases,                               Market
credit card receivables and other securities backed by other                                Credit
types of receivable or other assets.

MORTGAGE DOLLAR ROLLS: A transaction in which a Fund sells               2-6              Pre-payment
securities for delivery in a current month and simultaneously                               Market
contracts with the same party to repurchase similar but not                               Regulatory
identical securities on a specified future date.

ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"): Loans in a mortgage             2-6              Pre-payment
pool which provide for a fixed initial mortgage interest rate                               Market
for a specified period of time, after which the rate may be                                 Credit
subject to periodic adjustments.                                                          Regulatory

CORPORATE DEBT SECURITIES: Corporate bonds and non-convertible         3, 4, 6              Market
debt securities.                                                                            Credit

SWAPS, CAPS AND FLOORS: A Fund may enter into these transactions         3-15               Market
to manage its exposure to changing interest rates and other                               Management
factors. Swaps involve an exchange of obligations by two                                    Credit
parties. Caps and floors entitle a purchaser to a principal                                Liquidity
amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

INSTRUMENT                                                            FUND CODE            RISK TYPE
NEW FINANCIAL PRODUCTS: New options and futures contracts, and           3-15             Management
other financial products continue to be developed and the Fund                              Credit
may invest in such options, contracts and products.                                         Market
                                                                                           Liquidity

STRUCTURED INSTRUMENTS: Debt securities issued by agencies and           3-6                Market
instrumentalities of the U.S. government, banks, municipalities,                           Liquidity
corporations and other businesses whose interest and/or                                   Management
principal payments are indexed to foreign currency exchange                                 Credit
rates, interest rates, or one or more other references indices.                       Foreign Investment

MUNICIPAL SECURITIES: Securities issued by a state or political       2, 3, 4, 6            Market
subdivision to obtain funds for various public purposes.                                    Credit
Municipal securities include private activity bonds and                                    Political
industrial development bonds, as well as General Obligation                                   Tax
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue
Anticipation Notes, Project Notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal
housing authorities and single family revenue bonds.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Obligations of                     8                 Credit
supranational agencies who are chartered to promote economic                          Foreign Investment
development and are supported by various governments and
governmental agencies.

CURRENCY FUTURES AND RELATED OPTIONS: The Fund may engage in              8               Management
transactions in financial futures and related options, which are                           Liquidity
generally described above. The Fund will enter into these                                   Credit
transactions in foreign currencies and for hedging purposes                                 Market
only.                                                                                      Political
                                                                                           Leverage
                                                                                      Foreign Investment

FORWARD FOREIGN EXCHANGE TRANSACTIONS: Contractual agreement to           8               Management
purchase or sell one specified currency for another currency at                            Liquidity
a specified future date and price. The Fund will enter into                                 Credit
forward foreign exchange transactions for hedging purposes only.                            Market
                                                                                           Political
                                                                                           Leverage
                                                                                      Foreign Investment

ZERO COUPON DEBT SECURITIES: Bonds and other debt that pay no           2-4, 6              Credit
interest, but are issued at a discount from their value at                                  Market
maturity. When held to maturity, their entire returns equals the difference between their issue price and their maturity value.

ZERO-FIXED-COUPON DEBT SECURITIES: Zero-coupon debt securities          2-4, 6              Credit
which convert on a specified date to interest-bearing debt                                  Market
securities.

STRIPPED MORTGAGE-BACKED SECURITIES: Derivative multi-class              3-6              Pre-payment
mortgage securities which are usually structured with two                                   Market
classes of shares that receive different proportions of the                                 Credit
interest and principal from a pool of mortgage assets. These                              Regulatory
include IOs and POs. The Funds only invest in Stripped Mortgage
Backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVERSE FLOATING RATE INSTRUMENTS: Leveraged floating rate debt          3-6                Market
instruments with interest rates that reset in the opposite                                 Leverage
direction from the market rate of interest to which the inverse                             Credit
floater is indexed.

LOAN PARTICIPATIONS AND ASSIGNMENTS: Participations in, or              2-4, 6              Credit
assignments of all or a portion of loans to corporations or to                             Political
governments of the less developed countries ("LDC's").                                Foreign Investment
                                                                                            Market
                                                                                           Liquidity

FIXED RATE MORTGAGE LOANS: Investments in fixed rate mortgage           2-4, 6              Credit
loans or mortgage pools which bear simple interest at fixed                               Pre-payment
annual rates and have original terms ranging from 5 to 40 years.                          Regulatory
                                                                                            Market

SHORT-TERM FUNDING AGREEMENTS: Investments in short-term funding        1-4, 6              Credit
agreements issued by banks and highly rated U.S. insurance                                 Liquidity
companies such as Guaranteed Investment Contracts (GIC's) and                               Market
Bank Investment Contracts (BIC's).

PARTICIPATION INTERESTS: Investments in municipal securities,             1                 Credit
including municipal leases, from financial institutions such as                             Market
commercial and investment banks, savings and loan associations                                Tax
and insurance companies. These interest may take the form of participations, beneficial interests in trusts, partnership
interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from
Federal Income Tax.

32

INVESTMENT RISKS
----------------------------------------------------

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the underlying funds may fluctuate, as will the value of the Fund's investments in the underlying funds. Ultimately, the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

- CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


- LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


   - HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

   - SPECULATIVE. To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

- MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

- POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

- FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

- PRE-PAYMENT RISK. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

- TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

- REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a mortgage lender has when a borrower defaults on mortgage loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

                                   APPENDIX B

34

DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

DUFF & PHELPS CREDIT RATING CO. ("DUFF")

    D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury obligations.

     D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

STANDARD & POOR'S CORPORATION ("S&P")

     A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

     A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

FITCH'S INVESTORS SERVICE, L.P. ("FITCH")

    F-1+ Exceptionally strong credit quality. Strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Assurance of timely payment is only slightly less in degree than issues rated F-1+.

     F-2 Good credit quality. Satisfactory degree of assurance for timely payment, but the margin of safety is not as good as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED ("IBCA")

      A1 Highest capacity for timely repayment. Those issues rated A1+ possess a particularly strong credit feature.

      A2 Satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

MOODY'S INVESTORS SERVICE ("MOODY'S")

 PRIME-1 Superior ability for repayment.

 PRIME-2 Strong ability for repayment.

DESCRIPTION OF BANK RATINGS

MOODY'S

These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

       A These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       B These banks possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       C These banks possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.

    AAA The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

      A The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

MOODY'S

These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

    Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

      Aa These insurance companies offer excellent financial security.
         Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       A Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P

S&P's credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program.

    AAA This is the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA The obligor's capacity to meet its financial commitments on the obligation is very strong.

      A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF CORPORATE/ MUNICIPAL BOND RATINGS

S&P

Investment Grade

    AAA The highest rating. The rating indicates an extremely strong capacity to meet its financial commitment.

     AA Differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment is very strong.

      A These bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet its financial commitment on the obligation is still strong.

    BBB Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

Speculative Grade

     BB Less vulnerable to non-payment than other speculative issues. However, these bonds face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet financial commitment on the obligation.

      B More vulnerable to non-payment than obligations rated BB, but currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet its financial commitment on the obligation.

    CCC Currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse busi-

 36
        ness, financial, or economic conditions, they are not likely to have the capacity to meet its financial commitment on the obligation.

     CC Currently highly vulnerable to non-payment.

      C This rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

      D Bonds in payment default.

Ratings from AA to CCC may be modified by a plus (+) or minus (-) to show relative standing within the major rating categories.

MOODY'S

Investment Grade

    Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

     Aa High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

     Ba These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

      B These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

    Caa Bonds in this category have poor standing and may be in default.
        These bonds carry an element of danger with respect to principal and interest payments.

     Ca Speculative to a high degree and could be in default or have other marked shortcomings. Ca is the lowest rating.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

MOODY'S

 MIG1 & Short-term municipal securities rated MIG1 or VMIG1 are of the best
  VMIG1 quality. They have strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

 MIG2 &
  VMIG2 These Short-term municipal securities rated MIG2 or VMIG2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

 MIG3 & Favorable quality. All security elements are accounted for, but the
  VMIG3 undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

 S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

   SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

   SP-2 Satisfactory capacity to pay principal and interest.

   SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

MOODY'S

    aaa Top-quality preferred stock. This rating indicates good asset protection and the
         least risk of dividend impairment within the universe of preferred stocks.

      aa High-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

       a Upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

S&P

S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.

     AAA Highest rating. This rating indicates an extremely strong capacity to pay the preferred stock obligations.

      AA High-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

       A Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB Backed by an adequate capacity to pay the preferred stock obligations. Whereas the issuer normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

SHORT-TERM DEBT RATINGS

Thompson Bank Watch, Inc. ("TBW") assigns ratings to specific debt instruments with original maturities of one year or less. The TBW Short-Term ratings specifically assess the likelihood of an untimely payment of principal and interest.

   TBW-1 Very high degree of likelihood that principal and interest will be paid on a timely basis.

   TBW-2 While degree of safety regarding timely repayment of principal and interest is strong, the relative degree is not as high as for issues rated TBW-1.

   TBW-3 Lowest investment grade category. While more susceptible to adverse developments than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

   TBW-4 Non-investment grade and, therefore, speculative.

INVESTMENT ADVISOR AND SUB-ADMINISTRATOR
Banc One Investment Advisors Corporation
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH 43271-0211

DISTRIBUTOR
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

ADMINISTRATOR
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

LEGAL COUNSEL
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

The Statement of Additional Information contains more detailed information about the Funds. The current Statement of Additional Information has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-480-4111 or by writing to The One Group Services Company at 3435 Stelzer Road, Columbus, Ohio 43219. The Statement of Additional Information is incorporated into this prospectus by reference. The SEC maintains a Web site (www.sec.com) that contains the Statement of Additional Information, materials incorporated by reference and other information regarding The One Group(R).

TOG-F-125

                       STATEMENT OF ADDITIONAL INFORMATION

                                THE ONE GROUP(R)

            The One Group U.S. Treasury Securities Money Market Fund
               (the "U.S. Treasury Securities Money Market Fund")
      The One Group Prime Money Market Fund (the "Prime Money Market Fund")
  The One Group Municipal Money Market Fund (the "Municipal Money Market Fund") The One Group Ohio Municipal Money Market Fund (the "Ohio Municipal Money Market
                                     Fund")
           The One Group Income Equity Fund (the "Income Equity Fund")
       The One Group Disciplined Value Fund (the "Disciplined Value Fund")
    The One Group Growth Opportunities Fund (the "Growth Opportunities Fund") The One Group International Equity Index Fund (the "International Equity Index
                                     Fund")
            The One Group Equity Index Fund (the "Equity Index Fund")
     The One Group Large Company Value Fund (the "Large Company Value Fund")
    The One Group Large Company Growth Fund (the "Large Company Growth Fund")
        The One Group Asset Allocation Fund (the "Asset Allocation Fund")
             The One Group Income Bond Fund (the "Income Bond Fund")
 The One Group Limited Volatility Bond Fund (the "Limited Volatility Bond Fund")
       The One Group Intermediate Bond Fund (the "Intermediate Bond Fund")
         The One Group Government Bond Fund (the "Government Bond Fund")
 The One Group Ultra Short-Term Income Fund (the "Ultra Short-Term Income Fund")
        The One Group Municipal Income Fund (the "Municipal Income Fund")
 The One Group Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond
                                     Fund")
     The One Group Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund")
     The One Group Texas Tax-Free Bond Fund (the "Texas Tax-Free Bond Fund")
  The One Group West Virginia Municipal Bond Fund (the "West Virginia Municipal
                                   Bond Fund")
The One Group Kentucky Municipal Bond Fund (the "Kentucky Municipal Bond Fund")
  The One Group Arizona Municipal Bond Fund (the "Arizona Municipal Bond Fund")
   The One Group Treasury Money Market Fund (the "Treasury Money Market Fund") The One Group Treasury Only Money Market Fund (the "Treasury Only Money Market
                                     Fund")
 The One Group Government Money Market Fund (the "Government Money Market Fund") The One Group Tax Exempt Money Market Fund (the "Tax Exempt Money Market Fund")
  The One Group Institutional Prime Money Market Fund (the "Institutional Prime
                               Money Market Fund")
   The One Group Louisiana Municipal Bond Fund (the "Louisiana Municipal Bond
                                     Fund")
            The One Group Value Growth Fund (the "Value Growth Fund")
    The One Group Small Capitalization Fund (the "Small Capitalization Fund")
                  The One Group Income Fund (the "Income Fund")
         The One Group Investor Growth Fund (the "Investor Growth Fund)
The One Group Investor Growth & Income Fund (the "Investor Growth & Income Fund) The One Group Investor Aggressive Growth Fund (the "Investor Aggressive Growth")
   The One Group Investor Fixed Income Fund (the "Investor Fixed Income Fund") The One Group Investor Conservative Growth Fund (the "Investor Conservative
                                  Growth Fund")

       The One Group Investor Balanced Fund (the "Investor Balanced Fund") The One Group Treasury & Agency Fund (the "Treasury & Agency Fund")
                  (each a "Fund," and collectively the "Funds")

                                November 1, 1997

This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses dated November 1, 1997. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus. A copy of each Prospectus is available without charge by writing to The One Group Services Company, 435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800)-480-4111.

                                TABLE OF CONTENTS


                                                                            PAGE

THE TRUST......................................................................1

INVESTMENT OBJECTIVES AND POLICIES.............................................2
            Additional Information on Fund Instruments.........................2
            High Quality Investments With Regard to the Money Market and
                        Institutional Money Market Funds.......................2
            Bank Obligations...................................................3
            Commercial Paper...................................................3
            Repurchase Agreements..............................................3
            Reverse Repurchase Agreements......................................4
            Government Securities..............................................4
            Loan Participations and Assignments................................4
            Futures and Options Trading........................................5
            Futures Contracts..................................................5
            Restrictions on the Use of Futures Contracts.......................6
            Risk Factors in Futures Transactions...............................7
            Options Contracts..................................................7
            Covered Calls......................................................8
            Purchasing Call Options............................................9
            Purchasing Put Options............................................10
            Secured Puts......................................................10
            Risk Factors in Options Transactions..............................10
            Mortgage-Related Securities.......................................10
            Real Estate Investment Trusts ("REITs")...........................14
            Foreign Investments...............................................15
            PERCS       ......................................................16
            When-Issued Securities and Forward Commitments....................16
            Securities Lending................................................16
            Index Investing by the Equity Index and International
                        Equity Index Funds....................................17
            Foreign Currency Transactions.....................................18
            Forward Foreign Currency Exchange Contracts.......................19
            Foreign Currency Futures Contracts................................20

            Variable and Floating Rate Instruments............................22

            Municipal Securities..............................................23
            Demand Features...................................................26
            Swaps, Caps and Floors............................................26
            Structured Instruments............................................27
            New Financial Products............................................28
            Restricted Securities.............................................28
            High Yield Securities.............................................29
            U.S. Treasury Obligations.........................................30
            Treasury Receipts.................................................30
            Common Stock......................................................30
            Preferred Stock...................................................30
            Investment Company Securities.....................................30
            Convertible Securities............................................30
            Warrants    ......................................................30
            Asset-Backed Securities...........................................31
            Ohio Municipal Securities.........................................31
            West Virginia Municipal Securities................................32
            Kentucky Municipal Securities.....................................32
            Texas Municipal Securities........................................32
            Arizona Municipal Securities......................................33
            Louisiana Municipal Securities....................................34
            Investment Restrictions...........................................37
            Portfolio Turnover................................................41
            Additional Tax Information Concerning All Funds...................42

                                      (ii)

            Additional Tax Information Concerning the Tax-Advantaged Funds....44
            Additional Tax Information Concerning the International
                        Equity Index Fund.....................................45
            Foreign Tax Credit................................................45

VALUATION   ..................................................................46
            Valuation of the Money Market and Institutional Money
                        Market Funds..........................................46
            Valuation of the Equity Funds, the Bond Funds and the
                        Municipal Bond Funds..................................46

ADDITIONAL INFORMATION REGARDING THE
            CALCULATION OF PER SHARE NET ASSET VALUE..........................47

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................47

MANAGEMENT OF THE TRUST.......................................................50
            Trustees & Officers...............................................50
            Investment Advisor................................................53
            Glass-Steagall Act................................................55
            Portfolio Transactions............................................56
            Administrator.....................................................57
            Distributor ......................................................62
            Distribution Plan.................................................62
            Custodian and Transfer Agent......................................65
            Experts     ......................................................65

ADDITIONAL INFORMATION........................................................66
            Description of Shares.............................................66
            Shareholder and Trustee Liability.................................66
            Performance.......................................................67
            Calculation of Performance Data...................................67
            Miscellaneous.....................................................75

                                      (iii)

                                    THE TRUST

         The One Group (the "Trust") is an open-end management investment company. The Trust consists of forty series of units of beneficial interest ("Shares") each representing interests in one of forty separate investment portfolios ("Funds"), i.e., the U.S. Treasury Securities Money Market Fund (formerly the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly the Tax-Free Obligations Portfolio) and the Ohio Municipal Money Market Fund (these four Funds being collectively referred to as the "Money Market Funds"), the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund (formerly the Small Company Growth Fund and the Growth Equity Portfolio), the Equity Index Fund, the International Equity Index Fund, the Large Company Value Fund (formerly, the Quantitative Equity Portfolio), the Large Company Growth Fund, the Asset Allocation Fund (formerly, the Flexible Balanced Portfolio), the Value Growth Fund and the Small Capitalization Fund (formerly the Gulf South Growth
Fund)(these ten Funds being collectively referred to as the "Equity Funds"), the Income Bond Fund (formerly the Income Portfolio), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Treasury & Agency Fund, the Government Bond Fund, the Income Fund and the Ultra Short-Term Income Fund (formerly the Government ARM Fund) (these seven Funds being collectively referred to as the "Bond Funds"), the Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Louisiana Municipal Bond Fund (these eight Funds being collectively referred to as the "Municipal Bond Funds"), the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, and the Institutional Prime Money Market Fund (these five Funds being collectively referred to as the "Institutional Money Market Funds"), the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (these six Funds being collectively referred to as the "Funds of Funds"). The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Municipal Bond Funds, and the Tax Exempt Money Market Fund are also referred to as the "Tax-Advantaged Funds."

         All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"), with the exception of the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Arizona Municipal Bond Fund, the Ohio Municipal Money Market Fund, and the Louisiana Municipal Bond Fund, which are non-diversified. Shares in the Funds of the Trust (other than the Institutional Money Market Funds, and the Money Market Funds) are offered in four separate classes: Fiduciary Class Shares, Class A Shares, Class B Shares and Class C Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Class A Shares, Class B Shares, Class C Shares, Fiduciary Class Shares and Service Class Shares. The Ohio Municipal Money Market Fund and the Municipal Money Market Fund offer Class A, Class C and Fiduciary Class Shares. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

         The Money Market and Institutional Money Market Funds, may invest only in obligations determined by the Fund's investment Advisor, Banc One Investment Advisors Corporation ("Banc One Advisors") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

         The Treasury Money Market Fund and the Treasury Only Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. government. Some of the securities held by the Treasury Money Market Fund may be subject to repurchase agreements.


         The Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         The Tax Exempt Money Market Fund may invest only in obligations which, at the time of purchase, (i) possess the highest short-term ratings from a nationally recognized statistical rating organization (an "NRSRO") in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, the highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Advisors to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees (collectively, "First Tier Securities"). Some of the securities of the Tax Exempt Money Market Fund may be subject to repurchase agreements.

         With regard to the Money Market Funds and the Institutional Money Market Funds other than the Tax Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "Eligible Securities"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Advisers to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.

         Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

         Each Money Market and Institutional Money Market Fund other than the Ohio Municipal Money Market, the Municipal Money Market and the Tax Exempt Money Market Funds will not invest more than 5% of its total assets in the First Tier Securities of any one issuer. In addition, each Fund other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Tax Exempt Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund other than the Treasury Only Money Market Fund, repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

BANK OBLIGATIONS

         Bank obligations consist of bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks and savings and loan associations having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The International Equity Index Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Demand deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

COMMERCIAL PAPER

         Commercial paper consists of secured and unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Limited Volatility Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest rating category by at least one NRSRO (such as A-1 by Standard & Poor's Corporation ("S&P"), P-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Investors Service, L.P. ("Fitch")) or if unrated, determined by Banc One Advisors to be of comparable quality. The Money Market Funds (other than the U.S. Treasury Securities Money Market Fund), the Asset Allocation Fund, the Equity Funds other than the International Equity Index Fund, the Municipal Bond Funds, the Income Bond Fund, the Intermediate Bond Fund, and the Ultra Short-Term Income Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Advisors to be of comparable quality. The Income Fund may purchase commercial paper consisting of issues rated at the time of purchase in all rating categories by at least one NRSRO, or, if unrated, determined by Banc One Advisors to be of comparable quality.

REPURCHASE AGREEMENTS

         Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation (or in the case of the International Equity Index Fund, such banks or foreign banks) with total assets in excess of $1 billion (or in the case of the International Equity Index Fund, the equivalent of $1 billion) and registered broker-dealers (or in the case of the International Equity Index Fund, broker-dealers which may or may not be registered) which Banc One Advisors deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Although there is no current intention to do so, the International Equity Index Fund reserves the right in the future to enter into repurchase agreements. Repurchase agreements are considered by the Securities and Exchange Commission to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

         Funds may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the Securities and Exchange Commission to be borrowings by a Fund under the 1940 Act.

GOVERNMENT SECURITIES

         Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Advisors or the Investment Sub-Advisor ("Sub-Advisor") believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-Related Securities" in this Statement of Additional Information.

LOAN PARTICIPATIONS AND ASSIGNMENTS

         Some of the Funds may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of Sovereign Debt Obligations and one or more financial institutions ("Lenders"). Investments in loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. Because loan participants and assignments may be illiquid, a Fund will invest no more than 15% (10% for the Money Market Funds) of its net assets in loan participations and other illiquid assets. The government that is the borrower on the Loan will be considered by the Fund to be the issuer of a Participations or Assignment for purposes of the fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government). The

Funds investment in Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower.

         When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain Sovereign Debt Obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a Loan is through a Participations and not an Assignment. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities for purposes of valuing a Fund's portfolio and calculating its net asset value.

FUTURES AND OPTIONS TRADING

         Some of the Funds may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested, reducing transaction costs, or managing interest rate risk.

FUTURES CONTRACTS

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

         Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         When making future trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws or income tax purposes.

         A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS

         None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. The Funds of Funds will not enter into futures contract transactions, however, the One Group mutual funds in which they invest may do so as described herein. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

         The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         The Funds also may engage in straddles and spreads. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

         In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Trust's intention to qualify as such. In certain circumstances, entry into a futures contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will also accelerate gain to the Funds.

RISK FACTORS IN FUTURES TRANSACTIONS

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge such positions. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased Participations by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for risk management purposes, Banc One Advisors and the Sub-Advisor do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

         Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

OPTIONS CONTRACTS

         Some of the Funds may use trading of options on securities or futures contracts as a hedging device. An option on a futures contract gives the purchaser of the option the right (but not the obligation) to take a position at a specified price (the "striking," "strike" or "exercise" price) in the underlying futures contract or security. A "call" option gives the purchaser the right to take a long (buy) position in the underlying futures contract or security, and the purchaser of a "put" option acquires the right to take a short
(sell) position in the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of an option is obligated to take a futures or securities position at a specified price if the option is exercised. In the case of a call option, the seller must stand ready to take a short position (i.e., sell the futures contract or security) in the underlying futures contract or security at the strike price if the option is exercised. A seller of a put option, on the other hand, stands ready to take a long position (i.e., buy the contract or security) in the underlying futures contract or security at the strike price if the option is exercised.

         A "naked" option refers to an option written by a party which does not possess the underlying futures contract or security. A "covered" option refers to an option written by a party which does possess the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction". This involves the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

         A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels. Similarly, a put option on a futures contract or security is said to be "out-of-the-money" if the strike price is below current market levels. On the other hand, a put option is "in-the-money" if the strike price is above current market levels, and "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

         Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000. Each Fund will limit the writing of put and call options to 25% of its net assets.

         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

COVERED CALLS

         Some of the Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Although the International Equity Index Fund has no current intention to write such options, it reserves the right to do so from time to time when such activity will further its investment objective. Covered call options will generally be written on securities which, in the opinion of Banc One Advisors or the Sub-Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Trust's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's best interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

PURCHASING CALL OPTIONS

         Certain Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying premiums for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.

PURCHASING PUT OPTIONS

         Certain Funds may also purchase put options to protect their portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.

SECURED PUTS

         Certain Funds may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.

RISK FACTORS IN OPTIONS TRANSACTIONS

         The successful use of the options strategies depends on the ability of Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, to assess interest rate and market movements correctly and to accurately calculate the fair price of the option. In addition, there may be imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of the options.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, deems it desirable to do so. A Fund will take an option position only if Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

MORTGAGE-RELATED SECURITIES

         Certain of the Funds may, consistent with their investment objectives and policies, invest in mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         Mortgage-backed securities, for purposes of the Trust's Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("Ginnie Mae") and government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. The Government Bond Fund, the Government Money Market Fund and the Treasury & Agency Fund may only invest in mortgage-backed securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other Funds listed above also may invest in mortgage-backed securities issued by non-government entities, which consist of COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") and REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. The Funds, including the Government Bond Fund and Government Money Market Fund, also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae. The Funds, except the Government Bond Fund, the Government Money Market Fund and the Treasury & Agency Fund may invest in multiple class securities issued by private issuers including guaranteed CMOs and REMIC pass-through or Participations certificates, when consistent with a Fund's investment objective, policies and limitations. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

         CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

         Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCS"). PCS represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCS, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCS referred to as "Gold PCS."

         Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

         REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across to different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also know as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

         There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future.

         Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund of the Trust purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Trust's Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds of the Trust will receive when these amounts are reinvested.

         The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

         Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

         Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

         The Bond Funds and the Asset Allocation Fund may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the four highest rating categories by a nationally recognized rating organization such as Moody's or S&P.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Funds may enter into MORTGAGE DOLLAR ROLLS in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

         The Bond Funds, (other than the Limited Volatility Bond Fund and the Treasury & Agency Fund), and the Asset Allocation Fund may invest in certain STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS") that are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities. The Funds may invest in SMBS to enhance revenues or hedge against interest rate risk. SMBS are derivative multi-class mortgage securities. The Funds may only invest in SMBS issued or guaranteed by the U.S. government, its agencies or instrumentalities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (" IOs"), while the other class will receive all of the principal ("POs"). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile, and under extremely high prepayment conditions IOs can incur significant losses. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayment increase and falling as prepayments decrease. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Funds' limitations on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. Banc One Advisors will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.










         The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Trust invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

         The Bond Funds and the Asset Allocation Fund, may invest in ADJUSTABLE RATE MORTGAGE LOANS ("ARMS"). The Treasury & Agency Fund will buy only government ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

         Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

         There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

         Certain of the Funds may invest without limitation in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

         Investing in REITS involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITS may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks.

FOREIGN INVESTMENTS

         Some of the Funds may invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper (as those terms are defined in the relevant Prospectuses of the Trust). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Asset Allocation Fund, the Equity Funds (with the exception of the International Equity Index Fund) and the Income Bond and Limited Volatility Bond Funds.

         By investing in foreign securities, the International Equity Index Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index Fund, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, will provide a source of increased diversification. The International Equity Index Fund itself seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

PERCS*

         The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

         *PERCS is a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with The One Group.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

         Some funds may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Funds may purchase securities on a when-issued basis when deemed by Banc One Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. The Funds generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Advisors and the Sub-Advisor to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Advisors deems it appropriate to do so. When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

SECURITIES LENDING

         In order to generate additional income, each of the Funds, except the Funds of Funds, may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

INDEX INVESTING BY THE EQUITY INDEX AND INTERNATIONAL EQUITY INDEX FUNDS

         It is anticipated that the indexing approach that will be employed by the Equity Index Fund will be an effective method of substantially tracking percentage changes in the S&P 500 Index (the "Index"). It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "Standard and Poor's 500" is a service mark of S&P.

         The weightings of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

         Banc One Advisors generally selects stocks for the Equity Index Fund in the order of their weightings in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

         It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially tracking percentage changes in the GDP weighted MSCI EAFE Index (the "International Index"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.95, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

         MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

FOREIGN CURRENCY TRANSACTIONS OF THE INTERNATIONAL EQUITY INDEX FUND

         Banc One Advisors or the Sub-Advisor of the International Equity Index Fund may, if it so chooses, engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of any of the following, some of which also have been described above: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund's investments in foreign securities. The Fund may enter into such transactions only in connection with hedging strategies. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur. Tax requirements may limit the Fund's ability to engage in the hedging transactions and strategies described below.

         A substantial portion of the securities of the Fund will be denominated in foreign currencies, and the Fund may hold funds in foreign currencies. Thus, the value of the Fund's shares will be affected by changes in currency exchange rates. The value of the Fund's investments denominated in foreign currencies and any funds held in foreign currencies will depend on the relative strength of those currencies and the U.S. Dollar, and the funds may be affected favorably or unfavorably by exchange control regulations or changes in exchange rates between foreign currencies and the U.S. Dollar. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by the Fund. The exchange rates between the U.S. Dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of the Fund to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

         The Fund is authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. The Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

        Transaction Hedging. When the Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Index Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Equity Index Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The International Equity Index Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). Although there is no current intention to do so, the International Equity Index Fund reserves the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Index Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         Position Hedging. When it engages in position hedging, the International Equity Index Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which Banc One Advisors or the Sub-Advisor expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The International Equity Index Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Equity Index Fund has no current intention to do so.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Although the Fund has no current intention to do so, the International Equity Index Fund may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Index Fund owns or expects to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. Dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level. The Fund will not speculate in forward foreign exchange.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The International Equity Index Fund may purchase forward foreign currency exchange contracts, which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         The maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

FOREIGN CURRENCY FUTURES CONTRACTS

         The International Equity Index Fund may purchase forward foreign currency exchange contracts, foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. The International Equity Index Fund would enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

         When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

         At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Equity Index Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS

         The International Equity Index Fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. Dollar denominated securities (including securities denominated in the ECU) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, the Fund may use such techniques to hedge the stated value in United States dollars of an investment in a Japanese yen-dominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Fund gives up on the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

         Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contacts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate. The Fund will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the Fund will not hedge a currency substantially in excess (as determined by Banc One Advisors or the Sub-Adviser) of the market value of the securities denominated in such currency which it owns, the expected acquisition price of securities which it has committed or anticipates to purchase which are denominated in such currency, and, in the cases of securities which have been sold by the Fund but not yet delivered, the proceeds thereof in its denominated currency. Further the Fund will segregate, at its Custodian, U.S. government or other high quality securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The Fund may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3% of its total assets from foreign currency options, futures, related options and forward currency transactions.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

FOREIGN CURRENCY CONVERSION

         Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

RISK FACTORS IN HEDGING TRANSACTIONS

         All of the foregoing hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of the Fund's securities. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Fund may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

         Successful use of hedging instruments by the Fund is subject to the ability of the Banc One Advisors and/or the Sub-Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the Banc One Advisors or the Sub-Adviser are not met, the Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Fund may have to sell securities at a time when it is disadvantageous to do so.

         The ability of the Fund to engage in hedging transactions may be limited by tax considerations.

         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and the Fund may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund's investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust's Board of Trustees.


VARIABLE AND FLOATING RATE INSTRUMENTS



         Certain obligations purchased by some of the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.



         Variable amount master demand notes are demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.



         Some of the Funds subject to their investment objective policies and restrictions, may acquire variable and floating rate instuments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such instrument are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Advisors or the Sub-Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Advisors or the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, the Fund may re-sell the instrument at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.



         Variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:


         (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

         (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

         (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.


         Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market and Institutional Money Market Funds) or 15% (with respect to all Funds, other than the Money Market and Institutional Money Market Funds, which can purchase such notes) of the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix. The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.


MUNICIPAL SECURITIES

         As a matter of fundamental policy, under normal market conditions, at least 80% of the total assets (net assets in the case of the Louisiana Municipal Bond Fund) of each of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Tax Exempt Money Market Fund will be invested in Municipal Securities. Other Funds may also invest in Municipal Securities if Banc One Advisors determines that such Municipal Securities offer attractive yields. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state. The Tax-Free Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

         Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Securities" as used in the Prospectuses of the Tax-Advantaged Funds (other than the Municipal Money Market Fund) and in this Statement of Additional Information with respect to such Funds only if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Private activity bonds that are subject to federal income tax and are treated as a preference item for individuals for purposes of the federal alternative minimum tax are included within the term "Taxable Obligations" as used in the Prospectuses of the Tax-Advantaged Funds (other than the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and Municipal Money Market Fund). As used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and the Municipal Money Market Fund and in this Statement of Additional Information with respect to such Funds, the term Municipal Securities includes private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities only if the interest paid thereon is exempt from federal income tax (other than the Federal alternative minimum tax). Private activity bonds that are subject to federal income tax are included within the term Taxable Obligations as used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, and the Municipal Money Market Fund. The payment of principal and interest on private activity bonds generally is dependent solely on the ability of the facility users to meet its financial obligations and the pledge, if any, of real and personal property as security for said payment.

         The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

         The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Advisors will consider such an event in determining whether the Fund should continue to hold the obligations.

         Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.

         The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements will be consistently met, there is no assurance that the requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities and possibly requiring a Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. A recent decision of the United States Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on
(i) the availability of Municipal Securities for investment by the Funds, and
(ii) the value of the investment portfolios of the Funds.

         The Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

DEMAND FEATURES

         The Funds (except the Funds of Funds and the Treasury & Agency Fund) may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.

         Under a "stand-by commitment," a dealer would agree to purchase, at a Fund's option, specified municipal securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

         The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

SWAPS, CAPS AND FLOORS

         Certain of the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "swap contracts") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts" and "Risk Factors in Futures Contracts."

         The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Advisors has determined that it would be prudent to close out or offset the first swap contract.

         The Funds will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Advisors to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used. In addition, in certain circumstances entry into a swap contract that substantially eliminates risk of loss and the opportunity for gain in an "appreciated financial position" will accelerate gain to the Funds.

         The Staff of the Securities and Exchange Commission is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian. Each of the Bond Funds generally will limit their investments in swaps, caps and floors to 25% of its total assets.

STRUCTURED INSTRUMENTS

         Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. Structured instruments are commonly considered to be derivatives.

         The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

         While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

NEW FINANCIAL PRODUCTS

         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and certain of the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.

         These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

RESTRICTED SECURITIES

         Some of the Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

         -        the frequency of trades and quotes for the security;

         - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         -        dealer undertakings to make a market in the security; and

         - the nature of the security and the nature of the marketplace trades.

         Certain Section 4(2) commercial paper programs cannot rely on Rule 144a because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

         - The 4(2) paper must not be traded flat or in default as to principal or interest;

         - The 4(2) paper must be rated in one of the two highest rating categories by a least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Advisors to be of equivalent quality; and

         - Banc One Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

         - Banc One Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a fund to hold more than 15% (10% for Money Market Funds) of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of The One Group, unless Banc One Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds) of its net assets; and

         - Banc One Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

HIGH YIELD SECURITIES

         The Income Fund and the Income Bond Fund may invest in high yield securities. High yield bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by S&P and BA or lower by Moody's). Other terms used to describe such securities include "lower rated bonds", "non-investment grade bonds" and "junk bonds". Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. These securities are regarded as predominately speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Funds more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Funds' ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Funds would experience a reduction of their income and could expect a decline in the market value of the defaulted securities.

         Further, proposed or yet to be proposed new laws may have a possible negative impact on the market for high yield bonds. As an example, legislation required federally-insured savings and loan associations to divest their investments in high yield bonds. New legislation, if enacted, could have a material negative effect on a Fund's net asset value and investment practices.

         Finally, the market prices of high-yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. However, a Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Funds may have to sell securities to have sufficient cash to pay the dividends.

         The high yield securities in which the Funds may invest include the following:

         -- Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

         -- Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

         -- Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

         -- Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

U.S. TREASURY OBLIGATIONS

         The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

TREASURY RECEIPTS

         Certain of the Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

COMMON STOCK

         Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

PREFERRED STOCK

         Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

INVESTMENT COMPANY SECURITIES

         Some of the Funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. These limits do not apply to the Fund of Funds. Other investment company securities may include securities of a money market fund of the Trust, and securities of other investment companies for which Banc One Advisors serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Funds may cause Shareholders to bear duplicative fees. Banc One Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.

CONVERTIBLE SECURITIES

         Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities may be issued as bonds or preferred stock. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Funds' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

WARRANTS

         Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

ASSET-BACKED SECURITIES

         Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, the Fund may fail to recoup any premium paid on asset-backed securities.

SHORT-TERM FUNDING AGREEMENT

         Some Funds may, in order to enhance yield, make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Funds make cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Funds on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity. The funds will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Funds to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Funds only if, at the time of purchase, no more than 15% of the Fund's net assets will be invested in short-term funding agreements and other illiquid securities.

OHIO MUNICIPAL SECURITIES

         As used in the Prospectuses and this Statement of Additional Information, the term "Ohio Municipal Securities" refers to debt securities which are issued by or on behalf of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions which produce interest which, in the opinion of counsel for the issuer are exempt from both federal income tax, and Ohio personal income tax.

Risk Factors Regarding Investments in Ohio Municipal Securities

         The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligators to make timely payment of interest and principal on such obligations.

         Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from which revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio

Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

WEST VIRGINIA MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to debt securities which are issued by or on behalf of West Virginia or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and is generally exempt from West Virginia personal income tax.

         Risk Factors Regarding Investments in West Virginia Municipal Securities. Because of concentration of the West Virginia Fund's investments in West Virginia municipal securities, the Fund is more subject to the risks of West Virginia's economy than if the Fund was invested in municipal securities of various states.

         Coal mining and related industries remain an important part of the West Virginia economy, but increasing governmental regulation affecting production and usage of coal and reduction in demand for certain types of coal have had an adverse impact on the industry, state and local governments have made and continue to make concentrated efforts to encourage diversification of the state's economy with some success, such as the growth in tourism and the location of a new Toyota plant in the state.

         While there has been progress in creating new jobs, West Virginia's unemployment continues to exceed the national average. For May, 1997, West Virginia's seasonally adjusted unemployment rate was 6.0% as compared to the national average of 4.8%.

         Because of increased taxes since 1989, the State's current financial position is relatively stable, and in recent years, there have been budget surpluses at the end of the State's fiscal year. In addition, the completion of the statewide reappraisal of property subject to ad valorem taxation in 1994 has increased funding available to local governments and school boards. However, with little or no population growth, unemployment remaining above the national average in most of the state, the continuing decline in school enrollment and an aging population, among other factors, the State, local governments and school boards continue to struggle to produce sufficient revenues to fund operations and support public education.


KENTUCKY MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to debt securities which are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Kentucky personal income tax.

         Risk Factors Regarding Investments in Kentucky Municipal Securities. As of May 31, 1997, Kentucky had an unemployment rate of 5.9%, which equaled the national average. For calendar year 1996, Kentucky's per capita income ranked 42nd in the nation and was 81% of the national average. The most current audited financial statements for Kentucky indicate a surplus of funds in the General Fund of $503,200,000 as of June 30, 1996, which was $482,500,000 above the budgeted balance.

         Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the securities.

TEXAS MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Texas Municipal Securities" refers to debt securities which are issued by or on behalf of Texas or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax.

         Risk Factors Regarding Investments in Texas Municipal Securities. Because the Fund invests primarily in obligations issued by Texas entities, the Fund's performance is partially dependent upon economic conditions within the State of Texas generally and upon the economic condition of issuing governments and their instrumentalities in particular. In the late 1980's, weakness in the oil and gas related and agricultural sectors of the Texas economy adversely affected consumer spending, financial institutions, utility demand, and real estate values within the state. Consequently, the state and many of its local governments had to increase sales, utilities, and ad valorem tax rates in order to maintain revenue yields. In the past two years, however, in contrast to the national economy, business activity in Texas has strengthened, with employment growth occurring in most sectors. In addition, Texas' major financial institutions have been recapitalized and bank failures have generally ceased.

ARIZONA MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Arizona Municipal Securities" refers to debt securities which are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Arizona personal income tax .

         Risk Factors Regarding Investments in Arizona Municipal Securities. Arizona's outlook remains uncertain as long as the state does not adopt a plan regarding long term matching of revenues and expenditures, especially for education, health care and corrections. Arizona's growth continues to out pace national averages, for example: (i) the state's 35% population growth during the 1980's was the third fastest rate in the nation, next to Alaska and Nevada; (ii) Arizona's current population growth is over 2% per year, about twice the national average; and (iii) the state's unemployment rate for the month of June, 1997 was 4.3%.

         Nonetheless, growth has been expensive for Arizona. During the high-growth 1980's, combined per capita state and local expenditures climbed to about 105% of the U.S. average from about 95%, according to data from the Advisory Commission on Intergovernmental Relations. Between fiscal 1985 and 1990, the state managed five successive years of shortfalls with internal borrowing, tax accelerations, one-time adjustments, and budget cuts. Since 1991, the state's budget has been balanced. Although the Arizona State debt limit is $350,000, and, by its Constitution, Arizona is a "pay as you go" State, the State finances many capital improvements through revenue bonds, special tax bonds or lease purchase arrangements, which are not treated as "debts", but which greatly reduce the pressure on the State's annual budget. For example, the Arizona Department of Transportation issues bonds supported by excise taxes on fuel for propulsion of motor vehicles, the State's universities and community colleges are funded in part through revenue bonds payable solely from tuitions and student fees, and the State itself, from time to time, finances facilities through annually renewable lease-purchase agreements. The various political subdivisions of the state have differing debt limits, and their debts are not aggregated into the State's debt limit.

         In addition, local conditions may materially effect any given issue or issuer. Such conditions include, without limitation, (1) acts of God (such as flooding or droughts), (2) mismanagement or bankruptcy of large tax payers or users of an issuer's services or conduit borrowers who may be the true obligors of a tax exempt issue, or who may bear a disproportionate share of the taxes, special assessments or revenues supporting securities issued by an issuer, (3) environmental enforcement actions instituted by the State or federal government,
(4) mismanagement of the issuer's affairs, (5) damage claims which exceed insurance coverage or self-insurance reserves (neither the State of Arizona nor its political subdivisions enjoy sovereign immunity from damage claims), or (6) issuer bankruptcy.

         In addition, Arizona's continued population growth depends to some extent on its ability to manage its water resources, as the State is predominantly arid. Specifically, the great bulk of Arizona's population, and the area wherein most future growth is expected to occur, is located in three central Arizona counties, i.e. Maricopa (including the greater Phoenix metropolitan area), Pima (including the Tucson metropolitan area), and Pinal Counties.

         To a great extent continued growth in these counties will depend on continued importation of water from the Colorado River. This is accomplished through the Central Arizona Project, a federal water reclamation project, a major portion (2 to 2.5 billion dollars) of which must be repaid through water sales to, and taxes levied on, the water users in such counties. The actual amount to be repaid is now the subject of litigation, which can be expected to continue for several years. Construction of the Central Arizona Project was declared to be substantially complete in October of 1993.

         Arizona's share of Colorado River water, although adjudicated by the U.S. Supreme Court, is, to some extent, sought by the States of California and Nevada who have expressed interest in gaining access to that portion of Arizona's share not being put to beneficial use within the State. Arizona demand for Central Arizona Project water is currently in the range of 35 to 40% of Project capacity. The long range success of either California or Nevada's position cannot be determined at this time.

         There is litigation pending in Arizona which could have material effects on the value of Arizona school district bonds. Plaintiffs allege a failure on behalf of the State to ensure that school facilities in districts with lower assessed valuations are properly capitalized, in line with uniformly applied objective standards. The Arizona Supreme Court ruled that Arizona's statutory financing scheme for public education is not in compliance with the Arizona Constitution.

         In 1996, the Arizona Legislature adopted legislation appropriating additional state funding for school districts. It is unclear whether, when or in what form the Arizona Legislature may further respond to the Court's direction in Roosevelt to enact appropriate school budget and finance laws, nor can any assurance be given that the Supreme Court will approve any such legislative response or that the Supreme Court will not take further action in this matter, either before or after any legislative response. The effect of any such legislative or judicial action cannot be determined at this time, but such action may have future material effects on the financial operations of Arizona School Districts.

         In the Creighton Elementary School District case, taxpayers within Creighton Elementary School District No. 14 of Maricopa County, Arizona (the "Creighton District"), brought suit in the Superior Court of Maricopa County against the Creighton District on the basis that the outstanding principal amount of bonds previously issued by the Creighton District, together with premium received in connection with the issuance of such bonds, should be treated as debt for constitutional and statutory debt limit purposes. The plaintiffs sought to enjoin the issuance of additional bonds, arguing that accumulated initial issue premium should be treated as debt for constitutional debt limit purposes. This premium, associated with the issuance of prior Creighton District Bonds, if counted as debt, would, plaintiffs contended, cause the bonds sought to be issued to exceed the Creighton District's debt limit. On April 18, 1996, the Court entered a judgment in favor of the taxpayers, enjoining the issuance of additional Creighton District Bonds. In a subsequent minute entry, the court stated that the premium to be treated as debt is determined on the amount the underwriter paid to the Creighton District for the bonds in question and not on the price for which the underwriter resold such bonds. In addition, the court has also subsequently stated that the premium treated as debt attributable to each maturity is retired upon the payment of the principal amount of the applicable maturity. It is not clear if, pursuant to the judgment against the Creighton District, all or part of any premium received by the Creighton District is subject to constitutional and statutory requirements other than debt limits, such as the requirement for voter authorization. The judgment was not appealed by the Creighton District. Many school districts in Arizona have outstanding obligations (i.e. obligations, wherein large initial issue premiums were received) similar to that of the Creighton District.

         Notwithstanding such litigation, issuer's counsel, representing school districts has or will issue an unqualified opinion with respect to the validity, enforceability and tax-exempt status of School District Bonds before such Bonds are acquired by the fund. The standard of certainty applicable to such opinion is that it would be unreasonable for a court to hold to the contrary with respect to matters addressed therein.

         The Arizona Legislature has passed legislation with respect to the treatment of premium and debt. Under this legislation, the outstanding indebtedness of a jurisdiction is equal to the total principal amount of all bonds outstanding at the time of calculation. Additionally, premium is not counted as debt, but the amount of premium permitted for bonds issued after the passage of the legislation is limited to the greater of 2% of the par value of the bond issue or $100,000. This legislation further validated all then outstanding general obligation and general obligation refunding Bonds which might have been subject to challenge after the Creighton ruling.

         It is not known whether the Act will be challenged in court or whether, if challenged, all or any portion of the act would be upheld.

LOUISIANA MUNICIPAL SECURITIES

         As used in the Prospectus and this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to debt securities which are issued by or on behalf of Louisiana or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from both federal income tax and Louisiana personal income tax.

         Risk Factors Regarding Investments in Louisiana Municipal Securities. Louisiana's general obligation bonds are currently rated A3 by Moody's and A minus by S&P. Louisiana's ratings reflect an ongoing recovery process from the severe financial problems which developed after oil prices declined in the mid-to-late 1980's. Also, both rating agencies have commended the State for enacting constitutional reforms in the Fall of 1993 that curb borrowing and require that non-recurring revenues be applied to debt reduction. However, Louisiana is still somewhat weak in terms of its credit fundamentals. While ratings of individual cities, parishes, agencies and special districts vary, most Louisiana issuers have been affected to some degree by Louisiana's economy.

         Through the oil boom of the late 1970s and early 1980s, Louisiana's labor force and employment grew steadily, as did its financial position. However, when the oil industry weakened, economic growth slowed and operating deficits occurred, Louisiana's undesignated General Fund deficit reached $512 million in fiscal 1988 (ended June 30) and the fund balance was a negative $377 million.

         Louisiana implemented a plan to eliminate its deficits and $979 million of revenue bonds were sold in 1988, secured by (i) the revenues from a 1% statewide sales and use tax, and (ii) all funds, accounting and investment earnings with respect to said revenue bonds. All of the bonds issued have now been retired.

         During the period from fiscal year 1991-92 through fiscal year 1995-96, the state experienced operating budget surpluses in four of the five fiscal years. The table below sets forth in summary fashion the condition of the State's General Fund from fiscal years 1991-92 through 1994-95.

                                         1995-96            1994-95(2)         1993-94(1)        1992-93           1991-92(2)
                                         ------------       ------------       ------------      ------------      ------------
Total Revenue                            $ 11,186,213       $ 10,515,148       $ 10,674,052      $ 10,655,246      $  8,743,623
Total Expenditures                         11,058,840         10,721,280         10,570,658        10,344,339         9,249,014
Net Other Financing Sources                    34,173             24,607             25,698             8,501            18,960
Excess (Deficiency) of Revenues and
Other Sources Over Expenditures
  and Other Uses                              161,546           (181,525)           129,102           319,408          (485,431)
Beginning Fund Balance                        430,316            594,920            457,909            50,013           535,906
Fund Balance Adjustments                         (996)            13,764              7,909            88,488               538
Ending Fund Balance                           587,709            430,316            594,920           457,909            50,013
Undesignated Fund Balance                     318,039            145,689            212,941           101,138           (83,342)

Note: For purposes of this comparison, transfers have been reclassified as revenue/expenditure

(1) Approximately $106 million in beginning undesignated fund balance was utilized to defease future debt service attributable to fiscal year 1995-96 as described below.

(2) The $146 million in ending underestimated fund balance was utilized to defease future debt service attributable to fiscal year 1996-97.

         Upon the actual completion of the fiscal year 1991-1992, it was learned that the State's General Fund actually ended fiscal year 1991-92 with an undesignated fund balance deficit of $83 million. This shortfall was eliminated within the 1992-93 budgetary fiscal cycle by utilizing a set aside against the total balance available for appropriations, resulting from the official projections of the Revenue Estimating Conference, prior to any budget adjustment approval submitted to the Joint Legislative Committee on the Budget.

         The State ended the fiscal year 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. As noted in the table above, the State ended the fiscal year 1993-94 with an operating surplus of $129 million dollars. This amount together with the prior year fund balance of $101 million and reserve changes left an all unreserved-undesignated balance in the General Fund of $212.9 million.

         The State began fiscal year 1994-95 with a General Fund balance of $594 million. At the time the projections of the Revenue Estimating Conference for fiscal year 1993-94 were published, the undesignated fund balance was reflected at $212 million. Subsequent to publication, it was determinate that $106 million of the $212 million was, in fact, designated for other mandated purposes and was not available for general operating purposes. The remaining $106 million was subsequently utilized prior to June 30, 1995, to structure a current portfolio that was utilized to defease a portion of the State's fiscal year 1994-95 general obligation debt service requirement, which freed an equivalent amount of projected general fund revenues for fiscal year 1994-95 to be utilized to cover normal operating costs.

         The State's General Fund had an operating loss (on a generally accepted accounting principles basis) of $181 million in fiscal year 1994-95 (on a budgetary basis, this balance would be reduced by those fund balances utilized to structure the aforementioned portfolio). As a result of operations and inventory valuation changes, the State General Fund balance, as of June 30, 1996, declined to $427 million, of which $145 million was undesignated or reserved for a future purpose.

         The current general fund expenditure authorization necessary to continue all existing programs through fiscal year 1996-97 is approximately $5,271.9 million, inclusive of currently known supplemental appropriation needs. The revised estimate of revenues for fiscal year 1996-97 is $5,487.5 million. In addition, general fund revenues of $12.6 million were carried forward from fiscal year 1995-96, making a total of $5,500.1 million available for general fund expenditures in fiscal year 1996-97. The $228.2 million balance between available revenues and projected expenditures is available for any lawful purpose. The State's cash flow position for fiscal year 1996-97 has improved in comparison to the State's cash flow position for fiscal year 1995-96. Month end balances for fiscal year 1996-97 show less pronounced fluctuations than in the previous year.

         The State's budget projections may also be impacted by certain matters relating to the Medicaid program. On April 26, 1996, Congress adopted a budget bill which included a two year funding base specifically for the State Medicaid program, covering October 1, 1995 though June 30, 1997. That budget bill capped federal Medicaid funds allocated to the State at a certain amount until the State could increase its matching contribution to federally required levels.

         The State implemented a series of Medicaid program reductions in Fiscal Year 1996-97 to ensure the Medicaid program would not exceed the total of the State-required match and federal share. Proposed changes in the design of the Medicaid program at the federal level may further cause the State to alter its Medicaid program in order to continue to provide necessary medical services to the indigent population of the State in future years.

         Total Medicaid spending has been reduced by 30% from its Fiscal Year 1993-94 level of $4.6 billion. The appropriation for the Medicaid program (including administration) at the beginning of Fiscal Year 1996-97 was $3.23 billion. This appropriation was increased to $3.31 billion in order to provide for a State-funded medically needy program and for certain non-recurring costs.

         Although the Congressional Fiscal Year 1995-96 budget bill indicated an intent to allow the State a third year (Fiscal Year 1997-98) to reach the federally required matching levels, the chances of that reauthorization are uncertain, and therefore, the State's Fiscal year 1997-98 budget does not reflect continuation of that funding. The Medicaid funding picture for Fiscal Year 1997-98 was clarified with the Administration's recent proposal that the Medicaid program be supported at $3.19 billion in total funding with $966 million in State matching funds. This level of State match is nearly $200 million higher than that called for under the special financing arrangement passed by Congress in 1996 because Congressional reauthorization of this arrangement for Fiscal Year 1997-98 is given little chance of passage. The total Medicaid funding level of $3.19 billion is approximately $100 million lower than the Fiscal Year 1996-97 budget. DHH will propose a plan to the Legislature to align program spending with available revenues.

         In 1996, the Legislature passed a "local option" bill which permitted voters in all parishes to decide during the 1996 November general election whether to allow specified forms of gaming to continue. Thirty-three parishes voted against continuation of video draw poke device operations and 31 parishes voted to allow video draw poker device operations to continue. In parishes where video draw poker was voted out, no new video draw poker licenses may be issued, and those already operating may renew their one-year video draw poker licenses for only two more times. Initial estimates for the loss of revenues associated with almost half the State's parishes voting against continuation of the video draw poker devices is estimated at $70 million for fiscal year 1997-2000.

         Economically, Louisiana will continue to be affected by world energy markets. Approximately 15% of the nation's crude oil and approximately 28% of its natural gas are produced in Louisiana. In the past the State has estimated that up to 25% of its economy is directly or indirectly related to energy. This is despite the fact that only 5.5% of employment is in oil and gas extraction, chemicals and allied products and petroleum refining. Oil and oil related jobs also tend to be at relatively high wages, magnifying their economic effect. Similarly, although severance taxes and royalties accounted for almost 4.3% of operating revenues for fiscal year 1993-1994, compared with almost 25% ten years ago, energy related activity affects individual and corporate taxes, which together with sales taxes account for 21.3% of general revenues. Unemployment declined in Louisiana from 12% in 1987 to 6.2% in 1990. This was due in part to increased employment but also to out-migration of population and a decline in labor force. Louisiana's jobless rate has since risen to 6.9% as of December 31, 1995. The comparable national unemployment rate was 5.6%. In addition to oil and gas, major contributors to Louisiana's economy include chemical production, shipping, agriculture and tourism.

         Louisiana's debt burden is well above that of other states, while wealth and income indicators are below the national average. In 1995, Louisiana's per capital personal income was $18,981 as compared with the national average of $23,208. According to Moody's, Louisiana's State-level tax supported debt is the sixth highest as a percentage of personal income and eighth highest on a per-capita basis.

         Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or State legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal or interest on its or their municipal obligations may be materially affected.

INVESTMENT RESTRICTIONS

         The following investment restrictions are FUNDAMENTAL and may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION-- Miscellaneous" in this Statement of Additional Information.

         Each of the Equity Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. With respect to The One Group Equity Index Fund, no more than 10% of the Funds assets may be invested in securities issued or guaranteed by the United States, its agencies or instrumentalities. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Bond Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation
(i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Fund of Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except for investments in funds of the One Group, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such services. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         Each of the Money Market Funds may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer, provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law and also provided that with respect to the Ohio Municipal Money Market Fund, as to 50% of such Fund's assets, the Fund may invest up to 25% of its assets in the securities of a single issuer. With respect to remaining 50% of its total assets, the Ohio Municipal Money Market Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a nongovernmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. With respect to the Prime Money Market Fund, (i) that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptance and repurchase agreements involving such securities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) With respect to the Prime Money Market Fund, the Ohio Municipal Money Market Fund and the Municipal Money Market Fund, this limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Ohio Municipal Securities for purposes of the Ohio Municipal Money Market Fund nor Municipal Securities for purposes of the Prime Money Market Fund and the Municipal Money Market Fund.

         3. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

         With respect to the Institutional Money Market Funds:

         The Treasury Only Money Market Fund may not:

         1. Purchase securities other than U.S. Treasury bills, notes and other U.S. obligations issued or guaranteed by the U.S. Treasury.

         2. Invest in any securities subject to repurchase agreements.

         The Government Money Market Fund may not:

         1. Purchase securities other than those issued or guaranteed by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         Each of the Institutional Money Market Funds may not:

         1. Borrow money or issue senior securities, except that each Fund may borrow from banks for temporary purposes in amounts up to 10% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the respective Fund's total assets at the time of its borrowing.

         2. Purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of the respective Fund's net assets.

         3. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with such Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         With respect to the Municipal Bond Funds.

         The Intermediate Tax Free-Bond Fund and the Municipal Income Fund may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

         The Arizona Municipal Bond Fund, the West Virginia Municipal Bond, the Louisiana Municipal Bond Fund, The Ohio Municipal Bond Fund and the Kentucky Bond Fund may not:

         1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of a Fund would be invested in the securities of such issuer. This restriction applies to 50% of a Fund's assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such Issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

         2. Purchase any securities (i) that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities and Louisiana Municipal Securities. For purposes of this limitation
(i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issued shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond
Fund).

         None of the Municipal Bond Funds may:

         1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate in a joint or joint and several basis in any securities trading account, except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

         3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Equity Index Funds may purchase or sell financial futures contracts and (except for the Treasury & Agency Fund) may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund may purchase or sell foreign currency futures contracts and foreign currency forward contacts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

         4. Except for the Treasury & Agency Fund, purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Money Market, Treasury Only Money Market and Government Money Market Fund in marketable securities of companies engaged in such activities are not hereby precluded).

         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

         7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market and the Institutional Money Market Funds may not:

         1. Buy common stocks or voting securities.

         In addition, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Government Money Market Fund may not

         1. Buy state, municipal, or private activity bonds.

         The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

         No Fund may:

         1. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         2. Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, other than the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Aggressive Growth Fund, and the Investor Fixed Income Fund.

         The foregoing percentages apply at the time of purchase of a security.


         Additionally, although not a matter controlled by their fundamental investment restrictions, so long as their shares are registered under the securities laws of the State of Texas, the Prime Money Market Fund and the Ohio Municipal Money Market Fund will: (i) limit their investments in other investment companies to no more than 10% of each Funds total asset; (ii) invest only in other investment companies with substantially similar investment objectives; and (iii) invest only in other investment companies with charges and fees substantially similar to those set forth in paragraph (3) and (4) of
Section 123.3 of the Texas State Statute, not to exceed .25% in 12b-1 and no other commission or other remuneration is paid or given directly or indirectly for soliciting any security holder in Texas.

         In addition, the Intermediate Tax-Free Bond Fund will not invest more than 25% of its assets in municipal securities that are related in such a way that a political, economic or business development affecting one security will also affect other municipal securities.


PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 1997 and are expected to remain zero, and the portfolio turnover rate with respect to the Institutional Money Market Funds is expected to be zero.

         The portfolio turnover rates of the Funds for the fiscal years ended June 30, 1997 and 1996 were as follows:

                        THE ONE GROUP PORTFOLIO TURNOVER

                                                      FISCAL YEAR ENDED JUNE 30,
                                                      --------------------------
FUND                                                     1997            1996
----                                                     ----            ----
U.S. Treasury Securities Money Market                      0%**             0%**
Prime Money Market                                         0%**             0%**
Municipal Money Market                                     0%**             0%**
Ohio Municipal Money Market                                0%**             0%**
Income Equity                                          28.18%           14.92%
Disciplined Value                                      92.66%           90.55%
Growth Opportunities                                  301.35%          435.30%
Equity Index                                            5.81%            9.08%
Large Company Value                                    77.05%          186.84%
Asset Allocation                                       80.96%           73.38%
International Equity Index                              9.61%            6.28%
Large Company Growth                                   57.17%           35.51%
Income Bond                                            55.18%           95.52%
Limited Volatility Bond                                66.61%           75.20%
Intermediate Tax-Free Bond                             86.89%          111.58%
Municipal Income                                       62.83%           83.17%
Ohio Municipal Bond                                     7.45%           24.61%
Government Bond                                        60.53%           62.70%
Ultra Short-Term Income                                70.36%           67.65%
Intermediate Bond                                      55.91%          101.06%
Treasury Only Money Market                                 0%**             0%**
Government Money Market                                    0%**             0%**
Kentucky Municipal Bond                                13.30%           16.78%
Institutional Prime Money Market                         NA+              NA*
Treasury Money Market                                    NA+              NA*
Tax-Exempt Money Market                                  NA+              NA*
Arizona Municipal Bond                                  5.66%***          NA*
Texas Tax-Free Bond                                      NA+              NA*
W. Virginia Municipal Bond                              6.21%***          NA*
Louisiana Municipal Bond                               17.39%           16.72%++
Value Growth                                          113.17%           65.21%++
Small Capitalization                                   92.01%           59.57%++
Investor Growth                                        18.49%+++          NA*
Investor Growth & Income                               18.07+++           NA*
Investor Aggressive Growth                               NA+              NA*
Investor Conservative Growth                           28.46%+++          NA*

                                                      FISCAL YEAR ENDED JUNE 30,
                                                      --------------------------
FUND                                                     1997            1996
----                                                     ----            ----
Investor Balanced                                      12.20%+++          NA*
Investor Fixed Income                                    NA+              NA*
Income                                                   NA+              NA*
Treasury & Agency                                      54.44%***          NA*

*        As of June 30, 1996, the Fund had not commenced operations.

**       Turnover rate is not applicable to money market funds.

***      Portfolio turnover rate for the period January 20, 1997 through June
         30, 1997.

+        As of June 30, 1997, the Fund had not commenced operations.

++       Portfolio turnover rate for the period December 1, 1995 to June 30,
         1996.

+++ Portfolio turnover rate for the period December 10, 1996 through June 30, 1997.

         The high portfolio turnover rates for the fiscal year ended June 30, 1997 for the Growth Opportunities Fund and the Value Growth Fund resulted from various factors, including some or all of the following: investment strategies, unusually high market volatility and significant growth of the Funds. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Trust to receive certain favorable tax treatments. Portfolio turnover will not be a limiting factor in making portfolio decisions.

ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS

         Each Fund is treated as a separate entity for federal income tax purposes and is not combined with The One Group's other funds. It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund of the Trust must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or certain options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, United States government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and limit the range of the Fund's investments. If a Fund of the Trust qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of (i) its tax-exempt interest income (if any) less
(ii) certain deductions attributable to that income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

         If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company and being accorded special tax treatment.

         Regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year, plus 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the previous year are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Funds will generally be subject to federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. A Fund may designate a portion of its distributions of net capital gain as deriving from capital assets held for more than one year but not more than 18 months ("mid-term gain"). The balance of such distributions, deriving from capital assets held for more than 18 months, may be included in a Shareholder's computation of its adjusted net capital gain. In addition, a Shareholder's gain upon a taxable disposition of shares held for more than one year but not more than 18 months will qualify as mid-term gain, and gain upon a taxable disposition of shares held for more than 18 months may be included in the Shareholders' computation of its adjusted net capital gain. It is expected that pursuant to forthcoming regulations, the Fund will provide shareholders with information allowing them to calculate their mid-term gains and adjusted net capital gains.

         In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in "Details About the Funds' Investment Practices and Policies" in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.



















         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Advantaged Funds and the International Equity Index Fund is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion and the discussion below regarding the Tax-Advantaged Funds and the International Equity Index Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information;

such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-ADVANTAGED FUNDS

         The Code permits a regulated investment company which has invested, at the close of each quarter of its taxable year, at least 50% of its total assets in tax-free Municipal Securities and other securities the interest on which is exempt from the regular federal income tax to pay exempt-interest dividends to its Shareholders.

         The policy of each Tax-Advantaged Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Advantaged Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Advantaged Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may generally be treated by a Tax-Advantaged Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or
(ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

         "Related persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax applicable to individuals and the alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

         Current Federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax exempt securities to satisfy the Code's requirements for the payment of "exempt-interest" dividends.

         Each Tax-Advantaged Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         Each Tax-Advantaged Fund may acquire rights regarding specified portfolio securities under puts. See "Puts." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Advantaged Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         Following is a brief discussion of treatment of exempt-interest dividends by certain states.

         ARIZONA TAXES. Shareholders of the Arizona Municipal Bond Fund will not be subject to Arizona income tax on exempt-interest dividends received from the Fund to the extent that such dividends are attributable to interest on tax-exempt obligations of the state of Arizona and its political subdivisions ("Local Obligations"). Interest from Local Obligations however, may be includable in Federal gross income.

         KENTUCKY TAXES. Fund shares are currently exempt from the Kentucky tax on intangible property. The Kentucky Supreme Court recently held that corporate shares are not subject to the Kentucky intangible property tax because of an exemption for shares of certain corporations with in-state activities which the Court held to violate the Commerce Clause of the U.S. Constitution. The Kentucky Revenue Cabinet has announced that, in light of the ruling, it will not, as a matter of policy, require that the Kentucky intangible property tax be paid on any portion of the value of shares of any mutual fund. Previously the Cabinet had required owners of shares of mutual funds to pay tax on the portion of their share value representing underlying fund assets not exempt from the tax.

         The Cabinet could change this policy in the future. The Kentucky General Assembly could re-enact the intangible tax on corporate shares and other similar securities without the exemption found objectionable by the Court. There is no assurance that the Fund shares will remain free from the Kentucky intangible property tax.

         WEST VIRGINIA TAXES. Shareholders may reduce their West Virginia adjusted gross income ("AGI") for that portion of the interest or dividends they receive which represents interest or dividends of the Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by Federal or West Virginia law. Shareholders may also reduce their West Virginia AGI for that portion of interest or dividends received from the Fund derived from obligations of the United States and from obligations or securities of some authorities, commissions or instrumentalities of the United States.

         However, shareholders cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded "exempt-interest dividends;" and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder's Federal AGI.

         The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Advantaged Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the federal income tax treatment of each Tax-Advantaged Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Advantaged Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL EQUITY INDEX FUND

         Transactions of the International Equity Index Fund in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

         Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

         Investment by the International Equity Index Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to International Equity Index Fund Shareholders. If the International Equity Index Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Equity Index Fund does not expect to make such an election. Rather, the Fund intends to avoid such tax or other charge by making an election to mark gains (and to a limited extent, losses) from such investments to market annually.

FOREIGN TAX CREDIT

         If more than 50% of the International Equity Index Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to the International Equity Index Fund flows through to the Fund's Shareholders. In addition, no credit will be allowed for foreign taxes paid in respect of any dividend on stock paid or accrued after September 4, 1997 unless the stock was held (without protection from risk of loss) for at least 16 days during the 30-day period beginning 15 days before the ex-dividend date. For certain preferred stock the holding period is 46 days during a similar 90-day period. This means that (i) Shareholders not satisfying this holding period requirement may not claim foreign tax credits in respect of their shares, and
(ii) the Fund may not "flow through" tax credits to Shareholders in respect of dividends on stock that the Fund has not held for the requisite period. If the Fund makes this election with respect to foreign tax credits it will notify Shareholders of their proportionate share of foreign taxes paid, the portion of the distribution that represents foreign source income, and any amount of such foreign taxes paid which are not creditable because the Fund did not meet the holding period requirement. Gains to the International Equity Index Fund from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the International Equity Index Fund.

         The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.


                                    VALUATION

VALUATION OF THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

         The Money Market and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.



























VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE MUNICIPAL BOND FUNDS

         Except as noted below, investments of the Asset Allocation Fund, Equity Funds, Bond Funds, and Municipal Bond Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Index Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) in the case of the International Equity Index Fund are determined by that Fund's Advisor or Sub-Advisor to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value. Mutual fund investments of the Funds of Funds will be valued at the most recently calculated net asset value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the FINANCIAL TIMES as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Investment Advisor under the supervision of the Trustees and may include yield equivalents or a pricing matrix.


                      ADDITIONAL INFORMATION REGARDING THE
                    CALCULATION OF PER SHARE NET ASSET VALUE

         The net asset value of each Fund is determined and its Fiduciary Class, Class A, Class B, Class C and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per Share of each Fund's Fiduciary Class, Class A, Class B, Class C and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Fiduciary Class, Class A, Class B, Class C and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C and Service Class Shares.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in each Fund (other than Class A shares of the Income Fund and Service Class shares in the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund) are sold on a continuous basis by The One Group Services Company (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Fiduciary Class Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Fiduciary Shares are not available to Individual Retirement Accounts.

         Class A, Class B and Class C Shares (except Class A shares of the Income Fund) may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Fiduciary Shares. Class A shares of the Income Fund may only be purchased in connection with investment company consolidations and reorganizations. Class C Shares are available only to investors in the Funds of Funds. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "Shareholder Servicing Agent") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.

         Service Class Shares are available only in the Prime Money Market and U.S. Treasury Securities Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (E.G., sweep processing).

         As described in each Prospectus for each of the Equity and Bond Funds and the Funds of Funds, and in the Multiple Class Plan, under certain circumstances, Class A Shares of a Fund may be purchased free of the sales charge applicable to such Class A Shares. No sales charge is imposed on Class A Shares of the Funds: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged Shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of broker-dealers who have entered into a dealer agreement with the Trust and their subsidiaries and affiliates, or of an investment sub-Advisor of a Fund of the Trust and such sub-Advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which financial organizations, including any bank, depository institution, insurance company, pension plan or other organization are authorized to act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment Advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment Advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment Advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class Shares of a Fund of the Trust or acquired in an exchange of Fiduciary Class Shares of a Fund for Class A Shares of the same Fund; (vi) purchased with proceeds from the recent redemption of Shares of a mutual fund (other than a Fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a Fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) purchased in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

         An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which Shares are purchased by the investor.

         The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of Shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase Shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).

         Fiduciary Class Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Fiduciary Class Shares of another Fund of the Trust. Class A Shareholders may exchange their Shares for Fiduciary Class Shares of a Fund or for Fiduciary Class or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares. If a Class A Shareholder of the Income Fund exchanges his or her Shares within one year of receipt of the Shares, the Shareholder will be assessed a 2% redemption fee. The exchange privilege may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Fiduciary Class Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Fiduciary Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

         Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Fund of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Fund into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.

         Class C Shareholders may not exchange their Class C Shares for shares of any other class nor may shares of any other class be exchanged for Class C Shares.

         Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.

         Shares of the Institutional Money Market Funds may be purchased by commercial and retail institutional investors, including affiliates of BANC ONE CORPORATION, that have opened an account with the Transfer Agent either directly or through a Shareholder Servicing Agent, by persons whose individual net worth, or joint net worth with that person's spouse, at the time of his or her purchase exceeds $1,000,000, or by persons whose individual annual income, or joint annual income with that person's spouse, at the time of his or her purchase exceeds $200,000.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "Valuation of the Money Market and Institutional Money Market Funds and the Municipal Money Market Fund" above.)

                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently four Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees of the Trust, their addresses, and principal occupations during the past five years are set forth below.


                                              POSITION(S) HELD         PRINCIPAL OCCUPATION
NAME AND ADDRESS                              WITH THE TRUST           DURING PAST 5 YEARS
----------------                              --------------           -------------------
Peter C. Marshall                                Trustee               From November, 1993 to present,
DCI Marketing, Inc.                                                    President, DCI Marketing, Inc.;
2727 W. Good Hope Road                                                 from 1992 to November, 1993, Vice
Milwaukee, WI 53209                                                    President-Finance and Treasurer,
                                                                       DCI Marketing, Inc.; from 1987
                                                                       to August, 1992, has served as
                                                                       an officer in the corporate finance
                                                                       group of Blunt, Ellis & Loewi and
                                                                       its successor corporation, Kemper
                                                                       Securities, Inc.

Charles I. Post                                  Trustee               From July, 1986 to present, has
7615 4th Avenue West                                                   been self-employed as a consultant.
Bradenton, FL 34209

John S. Randall                                  Trustee               Since 1972, has been self-employed
1840 North Prospect Ave.                                               as a management consultant.
Apt. 419
Milwaukee, WI 53202

Frederick W. Ruebeck                             Trustee               From June, 1988 to present, has
Eli Lilly & Company                                                    been Director of Investments, Eli
Lilly Corporate Center                                                 Lilly and Company.
307 East McCarty
Indianapolis, IN 46285

Robert A. Oden, Jr.                              Trustee               From 1995 to present, President
Office of the President                                                Kenyon College; from 1989 to
Ransom Hall                                                            1995, Headmaster, The Hotchkiss
Kenyon College                                                         School.
Gambier, OH 43022

         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group for the Trust's fiscal year ended June 30, 1997.

                              COMPENSATION TABLE(1)

                                                 PENSION OR
                                                 RETIREMENT
                                                  BENEFITS      ESTIMATED      TOTAL
                                  AGGREGATE       ACCRUED        ANNUAL     COMPENSATION
                                 COMPENSATION     AS PART       BENEFITS       FROM
      NAME OF                     FROM THE        OF FUND         UPON        THE FUND
  PERSON, POSITION                  TRUST         EXPENSES      RETIREMENT    COMPLEX(2)
  ----------------                  -----         --------      ----------    ----------
Peter C. Marshall,                 $36,000           N/A           N/A       $39,000
Chairman

Charles I. Post,                   $33,500           N/A           N/A       $36,500
Trustee

John S. Randall,                   $33,500           N/A           N/A       $36,500
Trustee

Frederick W. Ruebeck,              $33,500           N/A           N/A       $36,500
Trustee

1        Figures are for the Trust's fiscal year ended June 30, 1997.

2 "Fund Complex" comprises the 33 operational funds of The One Group as well as the 4 funds of The One Group(R) Investment Trust at June 30, 1997.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, and principal occupations during the past five years are shown below.


                                        POSITION(S) HELD     PRINCIPAL OCCUPATION
NAME AND ADDRESS                        WITH THE TRUST       DURING PAST 5 YEARS
----------------                        --------------       -------------------
Mark Dillon                             President            From 1993 to present, Vice-
The One Group Services                                       President of BISYS Fund
Company                                                      Services, Inc. and President of
3435 Stelzer Road                                            The One Group Services
Columbus, Ohio 43219                                         Company; from 1986 to 1993,
                                                             Vice-President of the Winsbury
                                                             Company

Mark Redman                             Vice President,      From June, 1995 to present,
The One Group Services Co.              Assistant Secretary  Vice President, The One Group
3435 Stelzer Road                       & Treasurer          Services Company; from
Columbus, Ohio 43219                                         February 1989 to present,
                                                             employee of the Winsbury
                                                             Company

George O. Martinez                      Secretary            From March 1995 to present,
BISYS Fund Services, Inc.                                    Senior Vice President and
3435 Stelzer Road                                            Director of Legal and
Columbus, OH 43219                                           Compliance Services, BISYS
                                                             Fund Services, Inc.; from June
                                                             1989 - March 1995, Vice
                                                             President and Associate
                                                             General Counsel, Alliance
                                                             Capital Management

Alaina J. Metz                          Assistant Secretary  From June 1995 to present,
BISYS Fund Services, Inc.                                    Chief Administrator,
3435 Stelzer Road                                            Administration and Regulatory
Columbus, Ohio 43219                                         Services, BISYS Fund Services,
                                                             Inc.; from May 1989 - June 1995,
                                                             Supervisor, Mutual Fund Legal
                                                             Department, Alliance Capital
                                                             Management.

INVESTMENT ADVISOR

         Banc One Investment Advisors Corporation

         Investment advisory services to each of the Trust's Funds are provided by Banc One Advisors. Banc One Advisors makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

         Banc One Advisors is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance. On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of June 30, 1997.

         Banc One Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group (formerly, the Helmsman Fund) since 1985.

         Prior to January 11, 1993, investment advisory services were provided to the Income Equity, Disciplined Value, Growth Opportunities, and Large Company Value Funds by Bank One, Milwaukee, NA ("Bank One, Milwaukee"). Prior to January 11, 1993, investment advisory services were provided to the Money Market Funds, the Institutional Money Market Funds, the Bond Funds, and the Intermediate Tax-Free Bond Fund by Bank One, Indianapolis, NA ("Bank One, Indianapolis"). Prior to January 11, 1993, investment advisory services were provided to the International Equity Index, Equity Index, and the Ohio Municipal Bond Funds by Bank One, Columbus, NA ("Bank One, Columbus"). Prior to January 11, 1993, investment sub-advisory services were also provided to the Large Company Value Fund by Bank One, Columbus. Prior to January, 1994, investment advisory services were provided to the predecessor funds of Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, by Bank One, Arizona, NA. Prior to January 20, 1995, investment advisory services were provided to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, by Liberty National Bank and Trust Company of Kentucky. Prior to January 2, 1996, investment advisory services were provided to the predecessor Funds of the Louisiana Municipal Bond Fund, the Value Growth Fund, and the Small Capitalization Fund (formerly the Gulf South Growth Fund), formerly Paragon Louisiana Tax-Free Fund, Paragon Value Growth Fund and Paragon Gulf South Growth Fund, respectively, by Premier Investment Advisors, LLP.

         During the fiscal years ended June 30, 1997, 1996, and 1995, the Funds of the Trust paid the following investment advisory fees to Banc One Advisors (except as noted above) and Banc One Advisors voluntarily waived investment advisory fees as follows:

                           THE ONE GROUP ADVISORY--NET

                                                                   FISCAL YEAR ENDED JUNE 30,
                                                                   --------------------------
                                              1997                          1996                              1995
                                              ----                          ----                              ----
FUND                                   NET           WAIVED          NET             WAIVED            NET             WAIVED
----                                   ---           ------          ---             ------            ---             ------
U.S. Treasury Securities
  Money Market                      $5,992,323     $2,742,727     $3,335,123       $2,120,534       $2,258,214      $1,956,704
Prime Money Market                  $7,824,731     $1,899,772     $5,939,373       $2,662,726       $3,991,856      $2,887,240
Municipal Money Market              $1,241,937     $  593,593     $1,111,463       $  930,328       $  964,943      $  834,690
Ohio Municipal Money Market         $  231,786     $   36,034     $  171,609       $  114,565       $  163,752      $  112,517
Income Equity                       $4,104,562     $        0     $1,809,128       $   70,594       $1,466,342      $    7,338
Disciplined Value                   $4,129,523     $        0     $3,934,183       $   61,237       $3,306,317      $        0
Growth Opportunities                $4,511,169     $        0     $3,688,445       $   54,262       $3,024,214      $    6,973
Equity Index                        $  547,238     $1,094,476     $  238,008       $  638,315       $  167,195      $  396,281
Large Company Value                 $4,726,413     $        0     $3,763,553       $        0       $1,730,555      $        0
Asset Allocation                    $  684,481     $  142,861     $  306,083       $   92,023       $  214,418      $   68,226
International Equity Index          $2,201,616     $      837     $1,279,277       $   91,958       $1,036,935      $        0
Large Company Growth                $7,948,260     $        0     $5,235,736       $  245,284        2,515,585      $        0
Income Bond                         $2,581,863     $1,290,933     $1,918,010       $1,135,461       $1,662,030      $1,317,284
Limited Volatility Bond             $1,830,204     $1,830.204     $1,330,873       $1,450,516       $1,155,274      $1,393,194
Intermediate Tax-Free Bond          $1,235,203     $  776,825     $  629,789       $  769,809       $  499,312      $  699,036
Municipal Income                    $1,314,694     $  387,974     $  714,573       $  387,167       $  572,498      $  246,244
Ohio Municipal Bond                 $  389,001     $  391,781     $  257,158       $  328,794       $  299,400      $  302,235
Government Bond                     $3,098,420     $  194,800     $2,182,543       $   70,159       $1,251,932      $   38,861
Ultra Short-Term Income             $  117,314     $  342,966     $   29,293       $  227,497       $  277,435      $  208,134
Intermediate Bond                   $1,273,126     $1,092,194     $  612,348       $  747,012       $  239,603      $  597,220
Treasury Only Money Market          $  385,087     $        0     $  287,729       $        0       $  181,522      $   16,794
Government Money Market             $  848,690     $        0     $  612,362       $    5,166       $  478,342      $  101,302
Kentucky Municipal Bond
(Trademark Kentucky
  Municipal Bond)**                 $  270,459     $   78,137     $  108,684       $  132,964       $   53,481      $   59,433
Institutional Prime
  Money Market                              NA #           NA #           NA*              NA*              NA*             NA*
Treasury Money Market                       NA #           NA #           NA*              NA*              NA*             NA*
Tax-Exempt Money Market                     NA #           NA #           NA*              NA*              NA*             NA*
Arizona Municipal Bond+++           $  390,737     $  126,415             NA*              NA*              NA*             NA*
Texas Tax-Free Bond                         NA #           NA #           NA*              NA*              NA*             NA*
W. Virginia Municipal Bond+++       $  121,278     $   66,525             NA*              NA*              NA*             NA*
Louisiana Municipal Bond            $  683,535     $  394,121     $  207,766++     $  103,883++     $  992,485+     $  198,495+
Value Growth                        $2,309,475     $   69,333     $  400,112++     $   51,948++     $1,281,345+             NA+
Small Capitalization                $  699,896     $   30,410     $  184,391++     $   25,531++     $  582,482+             NA+
Income Fund                                 NA #           NA #           NA*              NA*              NA*             NA*
Investor Growth++++                 $    1,552     $    6,244             NA*              NA*              NA*             NA*
Investor Growth & Income++++        $    2,046     $    8,237             NA*              NA*              NA*             NA*
Investor Aggressive Growth                  NA #           NA #           NA*              NA*              NA*             NA*
Investor Conservative Growth++++    $      683     $    2,750             NA*              NA*              NA*             NA*
Investor Balanced++++               $    3,107     $   12,503             NA*              NA*              NA*             NA*
Investor Fixed Income                       NA #           NA #           NA*              NA*              NA*             NA*
Treasury & Agency Fund+++           $   99,224     $   99,225             NA*              NA*              NA*             NA*

#        As of June 30, 1997, the Fund had not commenced operations.

*        As of June 30, 1996, the Fund had not commenced operations.

** In the fiscal year ended June 30, 1994, and from July 1, 1994 through January 19, 1995, the Advisor was Liberty National Bank and Trust Company of Kentucky.

+ For fiscal years ended November 30, 1994 and 1995, the Advisor was Premier Investment Advisors, LLC.

++       Fees for the period from December 31, 1995 to June 30, 1996.

+++      Fees for the period from January 20, 1997 to June 30, 1997.

++++     Fees for the period from December 10, 1996 to June 30, 1997.

         All investment advisory services are provided to the Funds by Banc One Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "Investment Advisory Agreement"). The Investment Advisory Agreement (and the Sub-Investment Advisory Agreement described immediately following, collectively, the "Advisory and Sub-Advisory Agreements") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 17, 1995. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

         The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

         Goldman Sachs Asset Management, formerly the investment Sub-Advisor to the Ultra Short-Term Income Fund, $176,570 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1995 and $26,251 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1996.

         Independence International Associates, Inc.

         Independence International Associates, Inc. ("Independence International") serves as investment Sub-Advisor to the International Equity Index Fund pursuant to an agreement with Banc One Advisors dated January 11, 1993. Independence International is a wholly-owned subsidiary of John Hancock Asset Management, Inc. and an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company. Boston International Advisors, Inc., the predecessor of Independence International, received $161,906 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1995, $212,352 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1996; and $315,098 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1997.

GLASS-STEAGALL ACT

         In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment Advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment Advisors to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment Advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

         In the Investment Advisory Agreement with the Trust, Banc One Advisors has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Advisors from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Banc One Advisors, the Board of Trustees of the Trust would review the Trust's relationship with Banc One Advisors and consider taking all action necessary in the circumstances.

         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANC ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

         Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Advisors and the Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Asset Allocation Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Banc One Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


         Allocation of transactions, including their frequency, to various dealers is determined by Banc One Advisors and the Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Advisors or the Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Advisors or the Sub-Advisor and does not reduce the advisory fees payable to Banc One Advisors or the Sub-Advisor. Such information may be useful to Banc One Advisors or the Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Advisors or the Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Advisors directed brokerage commissions to brokers who provided research services to Banc One Advisors. Total compensation paid to such brokers amounted to $15,142,680.

         The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its Advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of BANC ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         During the Trust's fiscal year ended June 30, 1995, the Trust paid brokerage commissions to Goldman for brokerage services provided as follows:


         FUND                                                        COMMISSIONS PAID
         ----                                                        ----------------
Income Equity                                                            $   700
Disciplined Value                                                        $81,124
Small Company Growth                                                     $47,160
Large Company Value                                                      $47,640
Equity Index                                                             $ 6,741
Asset Allocation                                                         $ 6,677
Government ARM                                                           $   531
Large Company Growth                                                     $ 3,381

         During the Trust's fiscal year ended June 30, 1996, the Trust paid brokerage commissions to Goldman for brokerage services provided as follows:


         FUND                                                        COMMISSIONS PAID
         ----                                                        ----------------
Income Equity                                                            $ 5,750
Disciplined Value                                                        $ 1,810
Growth Opportunities                                                     $11,714
Equity Index                                                             $42,243
Large Company Value                                                      $10,650
Asset Allocation                                                         $ 9,602
Small Capitalization                                                     $ 2,265
Value Growth                                                             $ 1,647

         During the Trust's fiscal year ended June 30, 1996, the percentage of the Trust's aggregate brokerage commissions paid to Goldman was 1.26% and the percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman was 1.47%.

         In the fiscal years ended June 30, 1997, 1996, and 1995, each of the Funds of the Trust that paid brokerage commissions and the amounts paid for each year were as follows:

                       THE ONE GROUP BROKERAGE COMMISSIONS

                                            FISCAL YEAR ENDED JUNE 30,
                                            --------------------------
FUND                                   1997             1996             1995
----                                   ----             ----             ----
Income Equity                       $  395,450       $   96,204       $  102,275
Disciplined Value                   $1,570,859       $  613,774       $2,572,895
Growth Opportunities                $3,199,337       $2,798,442       $1,242,481
Equity Index                        $  162,178       $   56,155       $   21,858
Large Company Value                 $1,378,450       $2,126,632       $1,783,768
Asset Allocation                    $  194,187       $   61,678       $   42,796
International Equity Index          $  349,010       $  176,140       $  223,386
Large Company Growth                $1,285,883       $  596,397       $  442,672
Ultra Short-Term Income             $        0       $        0       $      531
Small Capitalization                $  194,127       $   43,039
Value Growth                        $1,005,409       $  224,373


         Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Advisors or the Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account (or, in the case of the International Equity Index Fund, another account), the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Advisors or the Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Advisors and the Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Advisors and the Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Advisors or the Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Advisors and the Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR

         The One Group Services Company serves as Administrator (the "Administrator") to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust (the "Administration Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assists in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

         Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Banc One Advisors also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and Banc One Advisors. Pursuant to this agreement, Banc One Advisors performs many of the Administrator's duties, for which Banc One Advisors receives a fee paid by the Administrator.

         The Trust paid fees for administrative services to 440 Financial and to SEI Financial Management, previous Administrators of the Trust, to The Winsbury Company, the prior Administrator to the predecessor funds of the Large Company Growth and Intermediate Bond Funds, and to Federated Administrative Services, the prior Administrator to the predecessor Fund of the Kentucky Municipal Bond Fund, for the fiscal years ended June 30, 1997, 1996, and 1995 as follows:

                        THE ONE GROUP ADMINISTRATOR--NET


                                              THE ONE GROUP                    FISCAL YEAR ENDED JUNE 30, 1997
                                                SERVICES                            BANC ONE ADVISORS**
FUND                                           COMPANY NET        WAIVED            NET             WAIVED
U.S. Treasury Securities                       $4,041,160       $   52,457       $                $        0
  Money Market
Prime Money Market                             $4,325,620       $  268,513       $1,666,976       $        0
Municipal Money Market                         $  821,921       $   45,236       $  314,733       $        0
Ohio Municipal Money Market                    $  168,236       $   79,377       $  107,188       $        0
Income Equity                                  $  916,621       $        0       $  332,802       $        0
Disciplined Value                              $  922,753       $        0       $  334,826       $        0
Growth Opportunities                           $1,007,999       $        0       $  365,770       $        0
Equity Index                                   $  329,854       $  574,004       $  328,342       $        0
Large Company Value                            $1,056,104       $        0       $  383,222       $        0
Asset Allocation                               $   94,269       $  116,194       $   76,370       $        0
International Equity Index                     $  662,008       $        0       $  240,084       $        0
Large Company Growth                           $1,775,503       $        0       $  644,453       $        0
(Sun Eagle: Equity Growth)
Income Bond                                    $1,067,153       $        0       $  387,285       $        0
Limited Volatility Bond                        $1,008,923       $        0       $  366,010       $        0
Intermediate Tax-Free Bond                     $  554,163       $        0       $  201,205       $        0
Municipal Income                               $  609,095       $   16,541       $  227,031       $        0
Ohio Municipal Bond                            $  213,314       $    1,857       $   78,076       $        0
Government Bond                                $  990,039       $  220,036       $  439,098       $        0
Ultra Short-Term Income                        $   60,695       $   95,720       $   50,007       $        0
Intermediate Bond (Sun Eagle)                  $  651,480       $        0       $  236,534       $        0
Intermediate Fixed Income)
Treasury Only Money Market                     $  240,680       $        0       $  240,061       $        0
Government Money Market                        $  530,431       $        0       $  530,415       $        0
Institutional Prime                                   NA*              NA*              NA*       $        0
  Money Market
Treasury Money Market                                 NA*              NA*              NA*       $        0
Tax-Exempt Money Market                               NA*              NA*              NA*       $        0
Arizona Municipal Bond                         $  140,206       $   49,819       $   69,221       $        0
Kentucky Municipal Bond                        $  127,957       $        0       $   46,478       $        0
Texas Tax-Free Bond                                   NA*              NA*              NA*              NA*
W. Virginia Municipal Bond                     $   58,427       $   10,580       $   25,040       $        0
Louisiana Municipal Bond                       $  297,050       $        0       $  107,762       $        0
Value Growth                                   $  531,250       $        0       $  192,876       $        0
Small Capitalization (Gulf South Growth)       $   92,752       $   70,432       $   59,214       $        0
Income                                                NA*              NA*              NA*              NA*
Investor Growth                                $   15,583       $        0       $        0       $        0
Investor Growth & Income                       $        0       $   20,566       $        0       $        0
Investor Aggressive Growth                            NA*              NA*              NA*              NA*
Investor Conservative Growth                   $        0       $    6,866       $        0       $        0
Investor Balanced                              $        0       $   31,220       $        0       $        0
Investor Fixed Income                                 NA*              NA*              NA*              NA*
Treasury & Agency                              $   13,891       $   68,143       $   29,765       $        0

*        As of June 30, 1997, the Fund had not commenced operations.

** These fees were paid by The One Group Services Company to Banc One Advisors pursuant to the Sub-Administration Agreement.

                        THE ONE GROUP ADMINISTRATOR--NET

                                   THE ONE GROUP                      FISCAL YEAR ENDED JUNE 30, 1996
                                    SERVICES                               BANC ONE ADVISORS**                               440***
FUND                               COMPANY NET         WAIVED            NET             WAIVED              NET             WAIVED
----                               -----------         ------            ---             ------              ---             ------
U.S. Treasury Securities
  Money Market                     $1,675,933        $   23,824       $  928,127                 0       $  881,386       $  19,060
Prime Money Market                 $2,490,499        $        0       $1,463,271                 0       $1,611,838       $       0
Municipal Money Market             $  504,611        $   58,625       $  340,160                 0       $  328,817       $  82,052
Ohio Municipal Money Market        $    9,933        $   87,195       $   53,819                 0       $   22,276       $  39,800
Income Equity                      $  286,663        $        0       $  151,456                 0       $  136,804       $       0
Disciplined Value                  $  543,544        $        0       $  321,420                 0       $  357,658       $       0
Growth Opportunities               $  511,634        $        0       $  301,050                 0       $  332,353       $       0
Equity Index                       $  219,301        $   96,276       $  165,797                 0       $   52,623       $ 119,116
Large Company Value                $  532,314        $        0       $  300,440                 0       $  283,851       $  32,509
Asset Allocation                   $   19,184        $   48,482       $   33,779                 0       $   22,718       $  11,794
International Equity Index         $  307,633        $        0       $  171,529                 0       $  172,763       $       0
Large Company Growth               $  778,543        $        0       $  441,303                 0       $  457,430       $       0
(Sun Eagle: Equity Growth)
  Income Bond                      $  505,703        $        0       $  302,920                 0       $  343,646       $     186
Limited Volatility Bond            $  471,594        $        0       $  275,961                 0       $  301,887       $       0
Intermediate Tax-Free Bond         $  222,203        $        0       $  138,734                 0       $  167,244       $       0
Municipal Income                   $  210,905        $   43,781       $  142,512                 0       $  110,442       $  43,233
Ohio Municipal Bond                $   81,876        $   15,630       $   57,825                 0       $   55,179       $  11,740
Government Bond                    $  544,937        $    6,947       $  297,480                 0       $  270,620       $  12,171
Ultra Short-Term Income            $        0        $   50,706       $   28,274                         $        0       $  35,162
Intermediate Bond (Sun
  Eagle:
Intermediate Fixed Income)         $  229,988        $        0       $  134,912                 0       $  148,161       $       0
Treasury Only Money Market         $  113,945        $        0       $  179,830                 0       $   65,888       $       0
Government Money Market            $  232,688        $        0       $  385,955                 0       $  153,141       $     131
Institutional Prime
  Money Market                             NA*               NA*              NA                NA*              NA*
Treasury Money Market                      NA*               NA*              NA                NA*              NA*
Tax-Exempt Money Market                    NA*               NA*              NA                NA*              NA*
Arizona Municipal Bond                     NA*               NA*              NA                NA*              NA*
Kentucky Municipal Bond                38,104        $    1,196           23,883                 0       $   26,310       $   2,256
Texas Tax-Free Bond                        NA*               NA*              NA                NA*              NA*
W. Virginia Municipal Bond                 NA*               NA*              NA                NA*              NA*
Louisiana Municipal Bond           $   86,078+       $        0       $   31,165+                0       $        0       $       0
Value Growth                       $  101,245+       $        0       $   36,656+                0       $        0       $       0
Gulf South Growth                  $   47,011+       $        0       $   17,021+                0       $        0       $       0
Income                                     NA*               NA*              NA*               NA*              NA*             NA*
Investor Growth                            NA*               NA*              NA*               NA*              NA*             NA*
Investor Growth & Income                   NA*               NA*              NA*               NA*              NA*             NA*
Investor Aggressive Growth                 NA*               NA*              NA*               NA*              NA*             NA*
Investor Conservative Growth               NA*               NA*              NA*               NA*              NA*             NA*
Investor Balanced                          NA*               NA*              NA*               NA*              NA*             NA*
Investor Fixed Income                                                                                            NA*             NA*

*        As of June 30, 1996, the Fund had not commenced operations.

** These were fees paid by The One Group Services Company to Banc One Advisors pursuant to the Sub-Administration Agreement for the period from December 1, 1995 through June 30, 1996, and by 440 for the period June 30, 1995 to December 1, 1995.

***      These were fees paid from July 1, 1995 through early November 30, 1995.

+        These fees were paid from March 26, 1996 through June 30, 1996.

                        THE ONE GROUP ADMINISTRATOR--NET

                                                                  FISCAL YEAR ENDED JUNE 30, 1995
                                           440                                ADVISOR**                         FEDERATED
FUND                               NET              WAIVED              NET             WAIVED             NET             WAIVED
----                               ---              ------              ---             ------             ---             ------
U.S. Treasury Securities
  Money Market $1,731,370       $  122,233        $  176,604        $        0                                  NA            NA
Prime Money Market              $2,897,503        $  111,313        $  304,170        $        0                NA            NA
Municipal Money Market          $  699,142        $   92,641        $   75,012        $        0                NA            NA
Ohio Municipal Money Market     $   82,050        $   61,415        $   11,806        $        0                NA            NA
Income Equity                   $  308,619        $        0        $   27,163        $        0                NA            NA
Disciplined Value               $  687,537        $        0        $   65,713        $        0                NA            NA
Growth Opportunities            $  631,524        $        0        $   59,053        $        0                NA            NA
Equity Index                    $   90,704        $  195,567        $   30,329        $        0                NA            NA
Large Company Value             $  317,839        $   27,527        $   48,604        $        0                NA            NA
Asset Allocation                $   62,570        $    4,439        $    6,304        $        0                NA            NA
International Equity Index      $  285,929        $        0        $   31,831        $        0                NA            NA
Large Company Growth            $  495,980        $        0        $   76,459        $        0                NA            NA
Income Bond                     $  763,202        $    6,504        $   67,577        $        0                NA            NA
Limited Volatility Bond         $  653,915        $    2,136        $   60,084        $        0                NA            NA
Intermediate Tax-Free Bond      $  305,651        $        0        $   31,017        $        0                NA            NA
Municipal Income                $  198,808        $   79,249        $   28,635        $        0                NA            NA
Ohio Municipal Bond             $  124,734        $   32,085        $   13,946        $        0                NA            NA
Government Bond                 $  414,276        $   14,952        $   53,984        $        0                NA            NA
Ultra Short-Term Income         $   68,313        $   72,059        $    8,546        $        0                NA            NA
Intermediate Bond               $  208,925        $        0        $   26,063        $        0                NA            NA
Treasury Only Money Market      $   86,438        $        0        $   33,470        $        0                NA            NA
Government Money Market         $  273,911        $   23,414        $   88,367        $        0                NA            NA
Kentucky Municipal Bond         $   24,352***     $    1,554***     $    6,155***     $        0***     $   77,852**** $       0****
Institutional Prime
  Money Market                          NA*               NA*               NA*               NA*               NA            NA
Treasury Money Market                   NA*               NA*               NA*               NA*               NA            NA
Tax-Exempt Money Market                 NA*               NA*               NA*               NA*               NA            NA
Arizona Municipal Bond                  NA*               NA*               NA*               NA*               NA            NA
Texas Tax-Free Bond                     NA*               NA*               NA*               NA*               NA            NA
W. Virginia Municipal Bond              NA*               NA*               NA*               NA*               NA            NA
Louisiana Municipal Bond        $  297,746+       $   99,248+               NA                NA                NA            NA
Value Growth                    $  295,695+               NA+               NA                NA                NA            NA
Gulf South Growth               $  134,419+               NA+               NA                NA                NA            NA
Income                                  NA*               NA*               NA*               NA*               NA            NA
Investor Growth                         NA*               NA*               NA*               NA*               NA            NA
Investor Growth & Income                NA*               NA*               NA*               NA*               NA            NA
Investor Aggressive Growth              NA*               NA*               NA*               NA*               NA            NA
Investor Conservative
  Growth                                NA*               NA*               NA*               NA*               NA            NA
Investor Balanced                       NA*               NA*               NA*               NA*               NA            NA
Investor Fixed Income                   NA*               NA*               NA*               NA*               NA            NA

*        As of June 30, 1995, the Fund had not commenced operations.

** These were fees paid by 440 to Banc One Advisors pursuant to the Sub-Administration Agreement for the period from April 1, 1995 through June 30, 1995.

***      These fees were paid from January 20, 1995 through June 30, 1995.

****     These fees were paid from February 1, 1994 through January 19, 1995.

+ These fees were paid for fiscal year ended November 30, 1995 to Goldman Sachs Asset Management, the Funds' prior administrator.

         Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 1997. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement is terminable with respect to a particular Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

DISTRIBUTOR

         The One Group Services Company serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 1997 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN

         The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.

         The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC Plan") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Distribution Plan was re-executed on December 13, 1995 and amended on February 20, 1997. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.

         During the fiscal year ending June 30, 1997, the distribution fees paid by the Class A, Class B and Service Class Shares (formerly Retirement Class Shares) of the Trust to The One Group Services Company were as follows:

  THE ONE GROUP DISTRIBUTION FEES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1997

                                                                                                      SERVICE
FUND                                       DISTRIBUTOR           CLASS A            CLASS B            CLASS
U.S. Treasury Securities Money Market     One Group Ser.     $      850,746     $          375     $            0
Prime Money Market                        One Group Ser.     $      840,900     $        2,280     $            0
Municipal Money Market                    One Group Ser.     $      105,745                 NA     $            0
Ohio Municipal Money Market               One Group Ser.     $       92,006                 NA     $            0
Income Equity                             One Group Ser.     $      104,017     $      483,517                 NA
Disciplined Value                         One Group Ser.     $       54,778     $      179,949                 NA
Growth Opportunities                      One Group Ser.     $       80,764     $      226,269                 NA
Equity Index                              One Group Ser.     $      145,478     $      901,878                 NA
Large Company Value                       One Group Ser.     $       30,071     $       60,403                 NA
Asset Allocation                          One Group Ser.     $       57,839     $      283,235                 NA
International Equity Index                One Group Ser.     $       27,165     $       73,443                 NA
Large Company Growth                      One Group Ser.     $      237,595     $      865,711                 NA
Income Bond                               One Group Ser.     $       31,402     $       79,320                 NA
Limited Volatility Bond                   One Group Ser.     $       43,944     $       42,962                 NA
Intermediate Tax-Free Bond                One Group Ser.     $       16,954     $       23,312                 NA
Municipal Income                          One Group Ser.     $       78,506     $      264,557                 NA
Ohio Municipal Bond                       One Group Ser.     $       40,806     $      107,071                 NA
Government Bond                           One Group Ser.     $       92,225     $      101,562                 NA
Ultra Short-Term Income                   One Group Ser.     $       31,166     $       14,247                 NA

                                                                                     SERVICE
FUND                                 DISTRIBUTOR       CLASS A       CLASS B          CLASS
Intermediate Bond                   One Group Ser.     $ 37,030      $ 71,731            NA
Treasury Only Money Market          One Group Ser.           NA            NA            NA
Government Money Market             One Group Ser.           NA            NA            NA
Kentucky Municipal Bond             One Group Ser.     $ 18,364      $ 17,792            NA
Treasury Money Market               One Group Ser.           NA*           NA*           NA*
Tax-Exempt Money Market             One Group Ser.           NA*           NA*           NA*
Arizona Municipal Bond              One Group Ser.     $    556+            0            NA
Texas Tax-Free Bond                 One Group Ser.     $      0*     $      0*           NA*
W. Virginia Municipal Bond          One Group Ser.     $    553+     $  1,097+           NA
Louisiana Municipal Bond            One Group Ser.     $125,917      $ 32,207            NA
Value Growth                        One Group Ser.     $ 98,729      $ 69,685            NA
Small Capitalization                One Group Ser.     $ 43,358      $ 32,113            NA
Income                              One Group Ser.           NA*           NA*           NA*
Investor Growth **                  One Group Ser.     $  1,739      $ 13,821            NA
Investor Growth & Income **         One Group Ser.     $  2,040      $ 17,155            NA
Investor Aggressive Growth          One Group Ser.           NA*           NA*           NA*
Investor Conservative Growth **     One Group Ser.     $    653      $  4,800            NA
Investor Balanced **                One Group Ser.     $    846      $ 11,720            NA
Investor Fixed Income               One Group Ser.           NA*           NA*           NA*
Treasury & Agency                   One Group Ser.     $     13+     $     17+           NA

 *       These funds had not commenced operations as of June 30, 1997.

**       These fees were paid from December 10, 1996 to June 30, 1997.

 +       The fees were paid from January 20, 1997 to June 30, 1997.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or Class B Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

CUSTODIAN AND TRANSFER AGENT

         Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company ("State Street") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"). Under the Custodian Agreement, State Street
(i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

         Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

         Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Equity Index Fund pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

         State Street Bank & Trust ("State Street") serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "Transfer Agency Agreement"). Under the Transfer Agency Agreements, State Street has agreed (i) to issue and redeem Shares of the Trust;
(ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

EXPERTS

         The financial statements of the Trust for the fiscal year ended June 30, 1997 are incorporated by reference in this Statement of Additional Information, have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.

         The financial statements for the predecessor funds of the Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, for the fiscal year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations of each Fund) to June 30, 1992 are incorporated by reference in this Statement of Additional Information, have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

         The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995, and for the period from March 12, 1993 (commencement of operations) to January 31, 1994 are incorporated by reference in this Statement of Additional Information, have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

         The financial statements for the predecessor funds of the Louisiana Municipal Bond Fund, the Value Growth Fund, and the Gulf South Growth Fund, the Paragon Louisiana Tax-Free Fund, the Paragon Value Growth Fund and the Paragon Gulf South Growth Fund, for the fiscal year ended November 30, 1995 are incorporated by reference in this Statement of Additional Information, have been audited by Price Waterhouse LLP, independent accountants, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.

         The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray have rendered legal services to Bank One, Milwaukee and Bank One, Wisconsin Trust Company, NA.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 40 series of Shares, which represent interests in the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund, the Value Growth Fund, the Small Capitalization Fund, the Large Company Value Fund, the Large Company Growth Fund, the International Equity Index Fund, the Equity Index Fund, the Asset Allocation Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Ultra Short-Term Income Fund, the Income Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Arizona Municipal Bond Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund and the Treasury and Agency Fund. The Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund) offer Shares in four separate classes: Fiduciary Shares, Class A Shares, Class B and Class C Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Fiduciary Class Shares, Class A Shares, Class B Shares, Class C Shares, Fiduciary Class Shares and Service Class Shares. The Institutional Money Market Funds offer only Fiduciary Class Shares. The Municipal Money Market Fund and the Ohio Municipal Money Market Funds offer Fiduciary Class, Class A and Class C Shares. See the relevant Prospectus for those Funds for more details.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

         Class A Shares, Class B Shares, Class C Shares and Service Class Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the trust for payment.

PERFORMANCE

         From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

         Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

         The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

         Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

         Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for The One Group, which may be obtained without charge by calling 1-800-480-4111.

CALCULATION OF PERFORMANCE DATA

         The yield for each Money Market Funds, and the Institutional Money Market Funds was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Tax Exempt Money Market, Treasury Money Market and Institutional Prime Money Market Fund because those Funds had not commenced operations as of June 30, 1997.

                               MONEY MARKET FUNDS

Fiduciary Shares

                                                    INCEPTION          7-DAY YIELD
                                                       DATE              6/30/97
U.S. Treasury  Securities                           09/09/85(2)            5.03%
Prime                                               08/01/85(2)            5.25%
Municipal                                           06/04/87               3.63%
Ohio Municipal(1)                                   06/09/93               3.73%

Class A Shares

                                                        INCEPTION       7-DAY YIELD
                                                          DATE            6/30/97
U.S. Treasury Securities                                02/18/92           4.78%
Prime                                                   02/18/92           5.00%
Municipal                                               02/18/92           3.38%
Ohio Municipal(1)                                       01/26/93           3.48%

Institutional Shares

                                                        INCEPTION       7-DAY YIELD
                                                          DATE            6/30/97
Treasury Only Money                                     04/16/93           5.12%
Market
Government Money Market                                 06/14/93           5.30%

Class B Shares

                                                        INCEPTION       7-DAY YIELD
                                                           DATE           6/30/97
U.S. Treasury Securities                                11/01/96           4.03%
Prime                                                   11/01/96           4.25%

(1) A portion of the income may be subject to alternative minimum tax.
(2) Data for performance purposes begins 1/1/87 (Fiduciary Class).

         The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, and Tax Exempt Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Fund contained in the following paragraph were computed based on an assumed effective federal income tax rate of 39.6%. No such data was provided for the Tax Exempt Money Market Fund because it had not commenced operations as of June 30, 1997. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, and Tax Exempt Money Market Funds are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

                              TAX-EQUIVALENT YIELD

                                        FIDUCIARY                CLASS A
                           7 DAY                         7 DAY
                           YIELD    28% TAX  39.6% TAX   YIELD    28% TAX  39.6% TAX
                           -----    -------  ---------   -----    -------  ---------
Municipal Money Market     3.63%     5.04%     6.01%     3.38%     4.69%     5.60%
Ohio Municipal             3.73%     5.18%     6.18%     3.48%     4.83%     5.76%
  Money Market

         The performance of the funds may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

         Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                                          a-b
                                         ------
                        30-Day Yield = 2[(cd +1)6-1]

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%. No tax equivalent 30-day yield information is available for the Texas Tax-Free Bond Fund.

         A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

                                FIDUCIARY SHARES

FIXED INCOME FUNDS


                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97

                                                                                                       30-DAY
                                 INCEPTION                                                LIFE OF        SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND        YIELD

Income Bond(2)                    07/02/87      8.10%      7.97%      6.37%     7.24%       7.23%       6.70%
Limited Volatility Bond           09/04/90      6.75%      6.61%      5.75%      NA         7.09%       6.18%
Intermediate Tax-Free(2)          09/04/90      7.76%      6.63%      5.86%      NA         6.83%       4.57%
Ohio Municipal Bond(2)            07/02/91      7.22%      6.32%      6.03%      NA         6.78%       4.31%
Municipal Income(2)               02/09/93      7.49%      6.49%       NA        NA         5.43%       5.20%
Government Bond                   02/08/93      8.10%      7.93%       NA        NA         5.52%       6.24%
Ultra Short-Term Income           02/02/93      7.14%      5.96%       NA        NA         5.00%       6.08%
Intermediate Bond                 02/28/92      7.68%      7.57%      6.46%      NA         6.63%       6.35%
Kentucky Municipal Bond(2)        03/12/93      6.74%      6.59%       NA        NA         5.15%       4.34%
Louisiana Municipal Bond(2)       12/29/89      6.81%      6.27%      5.96%      NA         6.83%       4.16%
West Virginia Municipal                                                         6.60%       7.39%       4.33%
Bond(1),(2)                       01/21/97      7.37%      5.86%      5.76%
Arizona Municipal Bond1,(2)       01/21/97      7.27%      6.09%      5.88%     6.92%       7.38%       4.36%
Treasury & Agency(1)              01/21/97      6.94%      7.37%      6.05%      NA         7.33%       6.04%


EQUITY FUNDS


                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                 INCEPTION                                                LIFE OF     30-DAY SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

Disciplined Value                 03/02/89      20.56%     18.88%      14.70%     NA       12.51%        1.10%
Income Equity                     07/02/87      30.90%     25.43%      17.85%   13.11%     13.10%        1.49%
Equity Index                      07/02/91      34.30%     28.46%      19.25%     NA       18.03%        1.56%
Large Company Value               03/01/91      27.10%     20.92%      13.90%     NA       13.63%        1.61%
Growth Opportunities              03/02/89      22.75%     22.36%      17.29%     NA       16.89%            %
International Equity Index(3)     10/28/92      14.64%      9.93%        NA       NA       13.57%         NA
Asset Allocation                  04/05/93      20.16%     16.97%        NA       NA       11.81%            %
Large Company Growth              02/28/92      33.11%     23.93%      18.57%     NA       17.11%        0.40%
Gulf South Growth                 07/01/91      13.44%     15.48%      15.06%     NA       16.06%       -.034%
Value Growth                      12/29/89      31.97%     22.97%      17.24%     NA       16.10%        0.81%



THE ONE GROUP INVESTOR FUNDS


                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                 INCEPTION                                                LIFE OF     30-DAY SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

Investor Conservative Growth      12/10/96        NA          NA        NA       NA         6.00%         NA
Investor Balanced                 12/10/96        NA          NA        NA       NA         8.48%         NA
Investor Growth & Income          12/10/96        NA          NA        NA       NA        10.87%         NA
Investor Growth                   12/10/96        NA          NA        NA       NA        13.50%         NA

                                 CLASS A SHARES


FIXED INCOME FUNDS


                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                 INCEPTION                                                LIFE OF     30-DAY SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

Income Bond(2)                    02/18/92       7.85%     7.64%      6.14%      NA        6.42%          6.16%
     With Sales Charge                           2.99%     5.98%      5.16%      NA        5.51%
Limited Volatility Bond           02/18/92       6.47%     6.33%      5.47%      NA        5.77%          5.75%
     With Sales Charge                           3.29%     5.25%      4.83%      NA        5.17%
Intermediate Tax-Free(2)          02/18/92       7.39%     6.38%      5.61%      NA        5.82%          4.13%
     With Sales Charge                           2.56%     4.76%      4.64%      NA        4.91%
Ohio Municipal Bond(2)            02/18/93       6.95%     6.06%      5.84%      NA        6.19%          3.88%
     With Sales Charge                           2.09%     4.44%      4.88%      NA        5.28%
Municipal Income(2)               02/23/93       7.24%     6.26%       NA        NA        5.17%          4.73%
     With Sales Charge                           2.38%     4.63%       NA        NA        4.06%
Government Bond                   03/05/93       7.83%     7.70%       NA        NA        4.91%          5.72%
     With Sales Charge                           2.98%     6.06%       NA        NA        3.80%
Ultra Short-Term Income           03/10/93       7.00%     5.75%       NA        NA        4.79%          5.66%
     With Sales Charge                           3.82%     4.70%       NA        NA        4.05%
Intermediate Bond                 11/30/94       7.40%      NA         NA        NA        8.72%          5.82%
     With Sales Charge                           2.52%      NA         NA        NA        6.80%
Kentucky Municipal Bond(2)        01/20/95       6.46%     6.28%       NA        NA        4.94%          3.90%
     With Sales Charge                           1.70%     4.66%       NA        NA        3.82%
Louisiana Municipal Bond(2)       12/29/89       6.55%     6.15%      5.89%      NA        6.79%          3.73%
     With Sales Charge                           1.73%     4.54%      4.93%      NA        6.13%
West Virginia Municipal Bond(1,2) 01/21/97       7.47%     5.72%      5.57%     6.37%      7.15%          3.89%
     With Sales Charge                           2.65%     4.11%      4.60%     5.89%      6.79%
Arizona Municipal Bond(1,2)       01/21/97       5.56%     5.35%      5.33%     6.51%      7.03%          3.93%
     With Sales Charge                           0.79%     3.75%      4.36%     6.02%      6.75%
Treasury & Agency(1)              01/21/97       6.79%     7.14%      5.81%      NA        7.08%          5.63%
     With Sales Charge                           3.60%     6.08%      5.16%      NA        6.73%



EQUITY FUNDS

                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                 INCEPTION                                                LIFE OF     30-DAY SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

Disciplined Value                 02/18/92      20.21%     18.46%     14.45%     NA         13.65%       0.81%
     With Sales Charge                          14.82%     16.66%     13.40%     NA         12.68
Income Equity                     02/18/92      30.39%     25.10%     17.55%     NA         16.43%       1.19%
     With Sales Charge                          24.52%     23.19%     16.46%     NA         15.43%
Equity Index                      02/18/92      33.94%     28.11%     18.98%     NA         17.67%       1.26%
     With Sales Charge                          27.87%     26.14%     17.89%     NA         16.66
Large Company Value               02/18/92      26.90%     20.49%     13.72%     NA         12.70%       1.29%
     With Sales Charge                          21.15%     18.64%     12.68%     NA         11.73%
Growth Opportunities              02/18/92      22.52%     22.10%     17.12%     NA         13.24%      -0.53%
     With Sales Charge                          17.03%     20.24%     16.05%     NA         12.28%
International Equity Index(3)     04/23/93      14.31%      9.71%       NA       NA         10.43%        NA
     With Sales Charge                           9.18%      7.99%       NA       NA          9.18%
Asset Allocation                  04/02/93      19.85%     16.67%       NA       NA         11.52%       2.80%
     With Sales Charge                          14.46%     14.90%       NA       NA         10.31%
Large Company Growth              01/01/94      32.57%     23.47%       NA       NA         20.39%       0.15%
     With Sales Charge                          26.57%     21.58%       NA       NA         18.74%
Gulf South Growth                 07/01/91      13.52%     15.36%     14.99%     NA         16.00%      -0.55%
     With Sales Charge                           8.38%     13.60%     13.93%     NA         15.11%
Value Growth                      12/29/89      31.53%     22.80%     17.15%     NA         16.04%       0.54%
     With Sales Charge                          25.61%     20.92%     16.06%     NA         15.33%

THE ONE GROUP INVESTOR FUNDS

                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                 INCEPTION                                                LIFE OF     30-DAY SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

Investor Conservative Growth       12/10/96       NA         NA         NA       NA        5.46%          NA
     With Sales Charge                                                                     0.72%
Investor Balanced                  12/10/96       NA         NA         NA       NA        8.41%          NA
     With Sales Charge                                                                     3.53%
Investor Growth & Income           12/10/96       NA         NA         NA       NA       11.50%          NA
     With Sales Charge                                                                     6.48%
Investor Growth                    12/10/96       NA         NA         NA       NA       12.84%          NA
     With Sales Charge                                                                     7.76%


                                 CLASS B SHARES


FIXED INCOME FUNDS

                                                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                 INCEPTION                                                LIFE OF     30-DAY SEC
                                    DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

Income Bond(2)                    01/14/94      7.15%      7.11%       NA        NA        4.48%         5.79%
     With Sales Charge                          3.15%      6.24%       NA        NA        3.73%
Limited Volatility Bond           01/14/94      5.74%      5.73%       NA        NA        4.39%         5.42%
     With Sales Charge                          2.74%      5.43%       NA        NA        4.14%
Intermediate Tax-Free(2)          01/14/94      6.82%      5.73%       NA        NA        3.56%         3.67%
     With Sales Charge                          2.82%      4.84%       NA        NA        2.78%
Ohio Municipal Bond(2)            01/14/94      6.26%      5.41%       NA        NA        3.44%         3.41%
     With Sales Charge                          2.26%      4.51%       NA        NA        2.66%
Municipal Income(2)               01/14/94      6.55%      5.59%       NA        NA        4.22%         4.30%
     With Sales Charge                          2.55%      4.71%       NA        NA        3.45%
Government Bond                   01/14/94      7.14%      7.04%       NA        NA        4.52%         5.34%
     With Sales Charge                          3.14%      6.18%       NA        NA        3.77%
Ultra Short-Term Income           01/14/94      6.22%      5.21%       NA        NA        4.47%         5.33%
     With Sales Charge                          3.22%      4.91%       NA        NA        4.22%
Intermediate Bond                 11/30/94      6.83%         NA       NA        NA        7.51%         5.44%
     With Sales Charge                          2.83%         NA       NA        NA        6.47%
Kentucky Municipal Bond(2)        03/16/95      5.81%         NA       NA        NA        5.96%         3.44%
     With Sales Charge                          1.81%         NA       NA        NA        4.32%
Louisiana Municipal Bond(2)       09/16/94      5.87%         NA       NA        NA        5.51%         3.26%
     With Sales Charge                          1.87%         NA       NA        NA        4.51%
West Virginia Municipal Bond(1,2) 01/21/97      6.63%      4.99%      4.86%     5.68%      6.46%         3.43%
     With Sales Charge                          2.63%      4.07%      4.69%     5.68%      6.46%
Arizona Municipal Bond(1,2)       01/21/97      4.68%      4.60%      4.61%     5.81%      6.33%         0.00%
     With Sales Charge                          0.68%      3.68%      4.44%     5.81%      6.33%
Treasury & Agency(1)              01/21/97      6.30%      6.62%      5.29%      NA        6.55%         5.36%
     With Sales Charge                          2.30%      5.74%      5.12%      NA        6.55%

    EQUITY FUNDS

                                                       AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                     INCEPTION                                                LIFE OF     30-DAY SEC
                                        DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

    Disciplined Value                 01/14/94      19.19%     17.66%     14.45%      NA       13.45%         0.11%
         With Sales Charge                          15.19%     16.94%     13.40%      NA       12.81%
    Income Equity                     01/14/94      29.48%     24.20%     17.55%      NA       19.49%         0.52%
         With Sales Charge                          25.48%     23.56%     16.46%      NA       18.92%
    Equity Index                      01/14/94      32.93%     27.12%     18.98%      NA       21.11%         0.59%
         With Sales Charge                          28.93%     26.50%     17.89%      NA       20.56%
    Large Company Value               01/14/94      25.86%     19.88%     13.72%      NA       15.83%         0.63%
         With Sales Charge                          21.86%     19.19%     12.68%      NA       15.23%
    Growth Opportunities              01/14/94      21.73%     21.22%     17.12%      NA       14.96%        -1.28%
         With Sales Charge                          17.73%     20.54%     16.05%      NA       14.34%
    International Equity Index(3)     01/14/94      13.37%      8.75%       NA        NA        8.54%           NA
         With Sales Charge                           9.37%      7.90%       NA        NA        7.84%
    Asset Allocation                  01/14/94      18.90%     15.84%       NA        NA       11.59          2.20%
         With Sales Charge                          14.90%     15.10%       NA        NA       10.93%
    Large Company Growth              01/14/94      31.74%     22.77%       NA        NA       10.23%        -0.58%
         With Sales Charge                          27.74%     22.10%       NA        NA       18.67%
    Gulf South Growth                 09/09/94      12.74%       NA         NA        NA       13.68%        -1.30%
         With Sales Charge                           8.74%       NA         NA        NA       12.83%
    Value Growth                      12/29/89      30.52%       NA         NA        NA       20.65%        -0.16%
         With Sales Charge                          26.52%       NA         NA        NA       19.89%


    THE ONE GROUP INVESTOR FUNDS

                                                       AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/97


                                     INCEPTION                                                LIFE OF     30-DAY SEC
                                        DATE       1 YEAR     3 YEAR     5 YEAR   10 YEAR       FUND         YIELD

    Investor Conservative Growth                                                                 5.30%
         With Sales Charge             12/10/96       NA         NA         NA       NA          0.30%        NA
    Investor Balanced                                                                            8.22%
         With Sales Charge             12/10/96       NA         NA         NA       NA          3.22%        NA
    Investor Growth & Income                                                                    11.02%
         With Sales Charge             12/10/96       NA         NA         NA       NA          6.02%        NA
    Investor Growth                    12/10/96       NA         NA         NA       NA         13.88%
         With Sales Charge                                                                       8.88%        NA


    (1)The quoted performance of these funds ("Mutual Funds") advised by Banc One Investment Advisors Corporation includes performance of certain collective trust fund ("Commingled") accounts for periods dating back to 12/31/83 for the West Virginia Municipal Bond Fund, 11/30/79 the Arizona Municipal Bond Fund and 4/30/88 for the Treasury & Agency Fund. Prior to the Mutual Funds commencement of for operations on 1/21/97, the Commingled accounts were adjusted to reflect the expenses associated with the Mutual Funds. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts' performance may have been adversely affected.

    (2)A portion of the income may be subject to the federal alternative minimum tax.

    (3)Foreign investing involves a greater degree of risk and volatility.


    Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:

                distribution yield = a/(b) x 365
                                     -----------
                                          c

    In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

    Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Fiduciary Class Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 1997 (calculated as described above) is as follows:

The above quoted performance for the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Treasury & Agency Fund, respectively, includes the performance for the Arizona Municipal Bond Investment Fund, the West Virginia Municipal Bond Investment Fund and the Treasury Only Government Based Investment Trust, common trust funds managed by Banc One Advisors (collectively the "CIFs"). The quoted performance of these Funds include performance of the corresponding CIFs for periods dating back to December 31, 1983 for the West Virginia Municipal Bond Fund, November 30, 1979 for the Arizona Municipal Bond Fund and April 30, 1988 for the Treasury & Agency Fund. Because the management of the Funds is substantially the same as the CIFs, the quoted performance of the Funds will include the performance of the CIFs for the periods prior to January 20, 1997, the effectiveness of the Trust's registration statement as it relates to the Funds. The quoted performance will be adjusted to reflect the deduction of estimated current fees of the Funds on a class by class basis absent any waivers. The CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions, limitations, and diversification requirements that are imposed by the 1940 Act and the Code. If the CIFs had been so registered, their performance might have been adversely affected.

         In addition, the performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

         The Money Market and Institutional Money Market Funds may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Salomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

         The Money Market and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

         Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

         Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

         Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

         THE EQUITY, BOND AND MUNICIPAL BOND FUNDS AND THE FUNDS OF FUNDS may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

         The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

         The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

         THE BOND FUNDS, THE FUNDS OF FUNDS AND THE ASSET ALLOCATION FUND may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by BANK RATE MONITOR, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

            The Bond Funds, the Funds of Funds and the Asset Allocation Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

            The Bond Funds, the Funds of Funds and the Asset Allocation Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

            The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

            As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. For information regarding the allocations of Class Expenses to particular classes of a Fund, see the respective Prospectus of the Fund under "MANAGEMENT-Expenses."

            As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

            The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

            The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

            The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.





















            As of August 5, 1997, BANC ONE CORPORATION, 100 East Broad Street, Columbus, Ohio 43271-0152 (an Ohio Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Fiduciary Class Shares of the Trust, and possessed voting or investment power as follows:

                                               PERCENT OF
                                               BENEFICIAL
FUND                                           OWNERSHIP
----                                           ----------
Large Company Growth Fund                        91.80%
Disciplined Value Fund                           90.47%
Growth Opportunities Fund                        86.08%
Income Bond Fund                                 91.22%
Intermediate Tax-Free Bond Fund                  97.01%

Prime Money Market Fund                          55.71%
U.S. Treasury Securities Money Market Fund       19.57%
Municipal Money Market Fund                      78.69%
Income Equity Fund                               93.49%
Equity Index Fund                                83.02%
Large Company Value Fund                         90.00%
Ohio Municipal Bond Fund                         91.94%
Limited Volatility Bond Fund                     90.87%
International Equity Index Fund                  92.25%
Asset Allocation Fund                            81.42%
Ohio Municipal Money Market Fund                 68.07%
Municipal Income                                 96.07%
Kentucky Municipal Bond Fund                     97.28%
Government Bond Fund                             91.50%
Ultra Short-Term Income Fund                     85.44%
Louisiana Municipal Bond Fund                    97.60%
Value Growth Fund                                90.05%
Small Capitalization Fund                        94.79%
Intermediate Bond Fund                           91.21%
Arizona Municipal Bond Fund                      91.25%
West Virginia Municipal Bond Fund                98.88%
Investor Growth Fund                             72.86%
Investor Growth & Income Fund                    90.48%
Investor Balanced Fund                           91.79%
Investor Conservative Growth Fund                87.31%
Treasury Only Money Market Fund                  24.60%
Government Money Market Fund                     27.06%
Treasury & Agency Fund                           99.59%


As a result, Banc One Corporation may be deemed to be a "controlling person" of the Fiduciary Class Shares of each of the aforementioned Funds other than the Treasury Only Money Market Fund and the U.S. Treasury Securities Money Market Fund, under the Investment Company Act of 1940.

In addition, as of August 5, 1997, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Funds:


                                25% SHAREHOLDERS


NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Dean Witter Reynolds                       Arizona Municipal           32.61%             Record
FBO Theodore Cesarano                      Bond Fund
4617 E. Bernell Drive                      Class A
Phoenix, AZ 85028-5520

The One Group Services Company             Arizona Municipal           50.00%             Record
Fund Administration                        Bond Fund
3435 Stelzer Road                          Class B
Columbus, Ohio 43219-6004

Dean Witter Funds Processing               Arizona Municipal           50.00%             Record
Account                                    Bond Fund
5 World Trade Center 6th Floor             Class C
New York, NY 10048-0205

Clark & Co.                                Arizona Municipal           98.80%             Record
Database 2-One Group/Cash Mgmt.            Bond Fund
235 W. Schrock Road                        Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                Asset Allocation            49.27%             Record
Database 2-Attn: One Group/Cash            Fund
235 W. Schrock Road                        Fiduciary
Westerville, Ohio 43081-2874

NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Strafe & Co.                               Asset Allocation            35.74%             Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                               Disciplined Value           53.71%             Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                Disciplined Value           39.18%             Record
Database 2 - Attn: One Group/Cash          Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Equity Index Fund           73.74%             Record
Attn: Mutual Funds 0393                    Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan           Equity Index Fund           30.25%             Beneficial
235 West Schrock Road                      Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                               Government Bond             65.29%             Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                Government Bond             28.33%             Record
Database 2 - Attn: One Group/Cash          Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Government                  32.31%             Record
Bank One Trust Co.                         Money Market Fund
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                Government Money            31.98%             Record
Database 2 - Attn: One Group/Cash          Market Fund
Mgmt
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co./Cash Div.                     Growth                      52.20%             Record
Bank One Trust Co.                         Opportunities Fund
Attn: Mutual Funds 0393                    Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                Growth                       36.68%            Record
Database 2 - Attn: One Group/Cash          Opportunities Fund
Mgmt.                                      Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Gulf South Growth           88.56%             Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Strafe & Co.                               Income Bond Fund            63.14%             Record
Bank One Trust Co.                         Fiduciary
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                Income Bond Fund            30.24%             Record
Database 2 - Attn: One Group/Cash          Fiduciary
Mgmt
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Income Equity Fund          57.28%             Record
Attn: Mutual Funds 0393                    Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                Income Equity Fund          37.34%             Record
Database 2 - Attn: One Group/Cash          Fiduciary
Mgmt
235 W. Schrock Road
Westerville, Ohio 43081-2874

Clark & Co.                                Intermediate Bond           46.65%             Record
Database 2 - Attn: One Group/Cash          Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Intermediate Bond           48.26%             Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, OH 43215-3607

Clark & Co.                                Intermediate Tax-           53.50%             Record
Database 2-Attn: One Group/Cash            Free Bond Fund
235 W. Schrock Road                        Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                               Intermediate Tax-           46.10%             Record
Attn: Mutual Funds 0393                    Free Bond Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                               International Equity        59.57%             Record
Attn: Mutual Funds 0393                    Index Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                International Equity        34.75%             Record
Database 2 - Attn: One Group/Cash          Index Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Dean Witter FBO David H Behm &             Investor Balanced           39.79%             Record
Christine A Behm JT TEN                    Class C
Church St Station - P.O. Box 250
New York, NY 10277

Dean Witter FBO Alexis B Newell            Investor Balanced           34.55%             Record
7812 Meadow Park Drive #228                Class C
Church St Station - P.O. Box 250
New York, NY 10013-0250

Strafe & Co.                               Investor Balanced           57.80%             Record
Bank One Trust Co.                         Fund
Attn: Mutual Funds                         Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Clark & Co.                                Investor Balanced           36.70%             Record
Database 2-Attn: One Group/Cash            Fund
235 W. Schrock Road                        Fiduciary
Westerville, OH 43081-2874

Dean Witter FBO Ninfa D Cayayan            Investor Growth             27.59%             Record
MD PFT SHR PL                              Class C
Ninfa A Cayayan MD TTEE
Church St Station - P.O. Box 250
New York, NY 10277

Strafe & Co.                               Investor Growth             60.29%             Record
Bank One Trust Co.                         Fund
Attn: Mutual Funds                         Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                Investor Growth             28.88%             Record
Database 2-Attn: One Group/Cash            Fund
235 W. Schrock Road                        Fiduciary
Westerville, Ohio 43081-2874

Dean Witter Reynolds Cust For              Investor Growth &           59.70%             Record
Merle E Clucas                             Income Fund
IRA Rollover/SEP DTD 05/06/97              Class C
Church St Station - P.O. Box 250
New York, NY 10277

Strafe & Co.                               Investor Growth &           76.30%             Record
Bank One Trust Co.                         Income Fund
Attn: Mutual Funds                         Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Revco D.S., Inc. SERP-Trust A              Investor Growth &           28.52%             Beneficial
Strafe & Co.                               Income Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                               Kentucky Municipal          99.22%             Record
Attn: Mutual Funds 0393                    Bond Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                               Large Company               60.13%             Record
Attn: Mutual Funds 0393                    Growth Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Clark & Co.                                Large Company               33.74%             Record
Database 2 - Attn: One Group/Cash          Growth Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Large Company               66.40%             Record
Attn: Mutual Funds 0393                    Value Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                Large Company               25.64%             Record
Database 2 - Attn: One Group/Cash          Value Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Limited Volatility          58.45%             Record
Attn: Mutual Funds 0393                    Bond Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                Limited Volatility          35.68%             Record
Database 2 - Attn: One Group/Cash          Bond Fund
235 W. Schrock Road                        Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                               Louisiana Municipal         99.74%             Record
Attn: Mutual Funds 0393                    Bond Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                Municipal Income            49.81%             Record
Database 2-Attn: One Group/Cash            Fund
235 W. Schrock Road                        Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                               Municipal Income            48.70%             Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

BISYS Fund Services, Inc.                  Municipal Money             35.79%             Record
FBO Bank One Corporate Sweep               Market Fund
Attn: Linda Zerbe                          Class A
First and Market Building Suite 300
Pittsburgh, PA 15222

Strafe & Co. (D)                           Municipal Money             57.60%             Record
Bank One Ohio Trust Co., NA                Market Fund
Department 0393 S.T.I.F                    Fiduciary
Columbus, Ohio 43271

Clark & Co.                                Municipal Money             38.87%             Record
Database 2 - Attn: One Group/Cash          Market Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Ohio Municipal              98.69%             Record
Attn: Mutual Funds 0393                    Bond Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

NAME AND                                                              PERCENTAGE OF        TYPE OF
ADDRESS                                    FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                    ----------                 ---------            ---------
Strafe & Co.                               Ohio Municipal             94.35%               Record
Bank One Trust Co.                         Money Market Fund
Attn: Mutual Funds                         Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Strafe & Co.                               Prime Money                57.44%               Record
Bank One Ohio Trust Co., NA                Market Fund
Department 0393 S.T.I.F.                   Fiduciary
Columbus, Ohio 43271

Clark & Co.                                Prime Money                33.23%               Record
Database 2 - Attn: One Group/Cash          Market Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Dean Witter FBO City of                    Treasury & Agency          83.57%               Record
Montgomery                                 Fund
10101 Montgomery Road                      Class A
Church St Station - P.O. Box 250
New York, NY 10013-0250

Dean Witter FBO Helen D Johnson            Treasury & Agency          31.02%               Record
Rt 2 Box 118                               Fund
Church St Station- P.O. Box 250            Class B
New York, NY 10277-0001

Strafe & Co.                               Treasury & Agency          94.57%               Record
Attn: Mutual Funds 0393                    Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                               Treasury Only              57.02%               Record
Bank One Trust Co.                         Money Market Fund
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

BISYS Fund Services, Inc.                  U.S. Treasury              39.89%               Record
FBO Bank One Corporate Sweep               Securities Money
Attn: Linda Zerbe                          Market
First and Market Bldg., Ste. 300           Class A
Pittsburgh, PA 15222

State Street Bank & Trust Co.              U.S. Treasury              47.03%               Record
Cust for the IRA of                        Securities
Edward Hillman III                         Money Market
121 S. Walnut Street                       Class B
Troy, OH 45373-3530

Strafe & Co. (N)                           U.S. Treasury              56.05%               Record
Bank One Ohio Trust Co., NA                Securities
Department 0393 S.T.I.F.                   Money Market
Columbus, Ohio 43271                       Fiduciary

Dean Witter for the Benefit of             Ultra Short-Term           25.34%               Record
St. Joseph Hospital                        Income Fund
Attn: Rick West                            Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                               Ultra Short-Term           54.55%               Record
Attn: Mutual Funds 0393                    Income Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Clark & Co.                                Ultra Short-Term            40.93%             Record
Database 2 - Attn: One Group/Cash          Income Fund
Mgmt                                       Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Strafe & Co.                               Value Growth Fund           68.56%             Record
Attn: Mutual Funds 0393                    Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of             West Virginia               61.58%             Record
Stephen A. Lewis                           Municipal Bond
3720 Noves Ave.                            Fund
5 World Trade Center 6th Floor             Class A
New York, NY 10048-0205

Strafe & Co.                               West Virginia               98.70%             Record
Attn: Mutual Funds 0393                    Municipal Bond
100 E. Broad Street                        Fund
Columbus, OH 43215-3607                    Fiduciary


As a result, the aforementioned persons may be deemed to be "controlling persons' of the class of Shares of the Fund in which they own such Shares under the Investment Company Act of 1940.

The table below indicates record and beneficial owners of over 5% of any class of Shares of any Fund of the Trust.


                                 5% SHAREHOLDERS

NAME AND                                                               PERCENTAGE OF      TYPE OF
ADDRESS                                    FUND/CLASS                  OWNERSHIP          OWNERSHIP
-------                                    ----------                  ---------          ---------
Dean Witter for the Benefit of             Kentucky                    11.54%             Record
Roger J. Shott and                         Municipal
Diane J. Shott JT TEN                      Bond Fund
P.O. Box 23403                             Class A
Anchorage, KY 40223-0403

Yong K. Liu                                Kentucky                    5.82%              Record
Rui Bo Liu JT WROS                         Municipal
6304 Shadow Wood Drive                     Bond Fund
Prospect, KY 40059-9626                    Class A

Dean Witter for the Benefit of             Kentucky                    7.75%              Record
Floyd Logan                                Municipal
201 Country Ln.                            Bond Fund
Frankfort, KY 40601-3841                   Class B

Dean Witter FBO Vivian S Lucas             Kentucky                    7.55%              Record
787 Robin Road                             Municipal
5 World Trade Center 6th Floor             Bond Fund
New York, NY 10048-0205                    Class B

Strafe & Co.                               Kentucky                    99.22%             Record
Attn: Mutual Funds 0393                    Municipal
100 E. Broad Street                        Bond Fund
Westerville, Ohio 43215-3607               Fiduciary

Strafe & Co.                               Large Company               60.13%             Record
Attn: Mutual Funds 0393                    Growth Fund
100 E. Broad Street                        Fiduciary
Columbus, Ohio 43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Clark & Co.                                                 Large Company              33.74%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Growth Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                                        Large Company              11.11%               Beneficial
235 West Schrock Road                                       Growth Fund
Westerville, Ohio 43081-2874                                Fiduciary

Banc One Securities Savings Plan                            Large Company              9.31%                Beneficial
235 West Schrock Road                                       Growth Fund
Westerville, Ohio 43081-2874                                Fiduciary

Strafe & Co.                                                Disciplined Value          53.71%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 Disciplined Value          39.18%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                                        Disciplined Value          14.92%               Beneficial
235 West Schrock Road                                       Fund
Westerville, Ohio 43081-2874                                Fiduciary

Strafe & Co.                                                Gulf South Growth          88.56%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Premier Bancorp Retirement Plan                             Gulf South Growth          7.12%                Beneficial
P.O. Box 91210                                              Fund
Baton Rouge, LA 70821                                       Fiduciary

Strafe & Co./Cash Div.                                      Growth                     52.20%               Record
Bank One Trust Co.                                          Opportunities Fund
Attn: Mutual Funds 0393                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                                 Growth                      36.68%              Record
Database 2 - Attn: One Group/Cash Mgmt.                     Opportunities Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                                        Growth                     10.53%               Beneficial
235 West Schrock Road                                       Opportunities Fund
Westerville, Ohio 43081-2874                                Fiduciary

Strafe & Co.                                                Value Growth               68.56%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 Value Growth               23.70%               Record
Database 2-One Group/Cash Mgmt.                             Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Dean Witter for the Benefit of                              Income Bond Fund           8.74%                Record
Alpert Corp. Money Purchase Plan                            Class A
Steven Kurtz TTEE
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                              Income Bond Fund           6.57%                Record
Signalsoft Corp.                                            Class A
2045 Broadway
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                                Income Bond Fund           63.14%               Record
Bank One Trust Co.                                          Fiduciary
Attn: Mutual Funds
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                                 Income Bond Fund           30.24%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Banc One Securities Savings Plan                            Income Bond Fund           5.45%                Beneficial
235 West Schrock Road                                       Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                                Louisiana                  99.74%               Record
Attn: Mutual Funds 0393                                     Municipal Bond
100 E. Broad Street                                         Fund
Columbus, Ohio 43215-3607                                   Fiduciary

Strafe & Co.                                                International              59.57%               Record
Attn: Mutual Funds 0393                                     Equity Index Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 International              34.75%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Equity Index Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                                        International              17.10%               Beneficial
235 West Schrock Road                                       Equity
Westerville, Ohio 43081-2874                                Index Fund
                                                            Fiduciary

Strafe & Co.                                                Equity Index               6.45%                Beneficial
Indianapolis Power & Light Co.                              Fund
Attn: Mutual Funds 0393                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter FBO Emma Lou Lancaster                          Intermediate Tax-          13.47%               Record
Box 354                                                     Free Bond Fund
Frisco, TX 75034-0354                                       Class A

J. Noland Singletary                                        Intermediate Tax-          10.68%               Record
7350 Bocage Blvd.                                           Free Bond Fund
Baton Rouge, LA 70809-1138                                  Class A

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Dean Witter FBO The Rose Family Living                      Intermediate Tax-          5.56%                Record
Trust - Stephen Rose TTEE                                   Free Bond Fund
Church St Station - P.O. Box 250                            Class B
New York, NY 10277

Dean Witter FBO Katherine Poe                               Intermediate Tax-          5.31%                Record
606 River Lane                                              Free Bond Fund
5 World Trade Center, 6th Floor                             Class B
New York, NY 10048-0205

Clark & Co.                                                 Intermediate Tax-          53.50%               Record
Database 2-Attn: One Group/Cash                             Free Bond Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                                Intermediate Tax-          46.10%               Record
Attn: Mutual Funds 0393                                     Free Bond Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Wallace & Co.                                               Limited Volatility         5.50%                Record
P.O. Box 21119                                              Bond Fund
Shreveport, LA 71152-0001                                   Class A

Strafe & Co.                                                Limited Volatility         58.45%               Record
Attn: Mutual Funds 0393                                     Bond Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 Limited Volatility         35.68%               Record
Database 2 - Attn: One Group/Cash                           Bond Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

BISYS Fund Services, Inc.                                   Prime Money                22.64%               Record
FBO Bank One Corporate Sweep                                Market
Attn: Linda Zerbe                                           Fund
First & Market Building Suite 300                           Class A
Pittsburgh, PA 15222

State Street Bank & Trust Co.                               Prime Money                11.18%               Record
Cust for the IRA of                                         Market
Edward Hillman III                                          Fund
121 S. Walnut Street                                        Class B
Troy, OH 45373-3530

Dean Witter for the Benefit of                              Prime Money                10.64%               Record
Ronald L. Bottoms                                           Market
4106 Garland Avenue                                         Fund
5 World Trade Center, 6th Floor                             Class B
New York, NY 10048-0205

State Street Bank & Trust Co                                Prime Money                9.68%                Record
Cust for the Rollover IRA of                                Market Fund
 Ronald F Aebly                                             Class B
3625 Mountain Drive
Brookfield, WI 53045-1409

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
State Street Bank & Trust Co.                               Prime Money                7.41%                Record
Cust for the Rollover IRA of                                Market Fund
Kenneth S. Leighton                                         Class B
10423 W. Reade Avenue
Glendale, AZ 85307-4225

State Street Bank & Trust Co.                               Prime Money                6.48%                Record
Cust for the IRA of Richard Miller                          Market Fund
3929 Tanglewilde Street                                     Class B
Houston, TX 77063-5170

State Street Bank & Trust Co                                Prime Money                6.30%                Record
Cust for the IRA of Mary Rita Pike                          Market Fund
9301 Watterson Trail                                        Class B
Louisville, KY 40299-3409

State Street Bank & Trust Co                                Prime Money                5.07%                Record
Cust for the IRA of Lee V McNulty                           Market Fund
9725 E Pershing Ave                                         Class B
Scottsdale, AZ 85260-4440

State Street Bank & Trust Co                                Prime Money                5.01%                Record
Cust for the Rollover IRA of                                Market Fund
Dorothy L Satchel                                           Class B
4319 Brandemere Way Street
Houston, TX 77066-3616

Strafe & Co.                                                Prime Money                57.44%               Record
Bank One Ohio Trust Co., NA                                 Market Fund
Department 0393 S.T.I.F.                                    Fiduciary
Columbus, Ohio 43271

Clark & Co.                                                 Prime Money                33.23%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Market Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Bank One Trust Company NA                                   Prime Money                7.13%                Record
Omnibus - Corporate Cash Sweep Acct.                        Market Fund
Attn: Cash Management DB3                                   Fiduciary
235 W Schrock Road
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                              Ohio Municipal             7.54%                Record
James E. Sauls and                                          Bond Fund
Vivian R. Sauls JT TN                                       Class A
519 Chapel Road
Amelia, Ohio 45102-9738

Strafe & Co.                                                Ohio Municipal             98.69%               Record
Attn: Mutual Funds 0393                                     Bond
100 E. Broad Street                                         Fund
Columbus, Ohio 43215-3607                                   Fiduciary

NES Group, Inc.                                             Ohio Municipal             7.64%                Beneficial
Corp. Invest Account                                        Bond Fund
Strafe & Co.                                                Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

BISYS Fund Services, Inc.                                   U.S. Treasury              39.89%               Record
FBO Bank One Corporate Sweep                                Securities Money
Attn: Linda Zerbe                                           Market
First and Market Bldg., Ste. 300                            Class A
Pittsburgh, PA 15222

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
BISYS Fund Services Pittsburgh                              U.S. Treasury              16.12%               Record
FBO Bank One TX Sweep Customers                             Securities Money
Attn: Linda Zerbe                                           Market
First and Market Bldg., Ste. 300                            Class A
Pittsburgh, PA 15222

State Street Bank & Trust Co.                               U.S. Treasury              47.03%               Record
Cust for the IRA of                                         Securities
Edward Hillman III                                          Money Market
121 S. Walnut Street                                        Class B
Troy, OH 45373-3530

State Street Bank & Trust Co.                               U.S. Treasury              19.12%               Record
Cust for the Rollover IRA of                                Securities
Corrine R. Berg                                             Money Market
1020 E. Northern Ave.                                       Class B
Phoenix, AZ 85020-4118

State Street Bank & Trust Co                                U.S. Treasury              15.13%               Record
Cust for the IRA of                                         Securities
Joe D Bolding                                               Money Market
803 Holly Circle                                            Class B
Allen, TX 75002-5216

State Street Bank & Trust Co.                               U.S. Treasury              7.51%                Record
Cust for the IRA of                                         Securities
Deborah K Ludwick                                           Money Market
9508 Cedar Creek Road                                       Class B
Louisville, KY 40228-1905

State Street Bank & Trust Co.                               U.S. Treasury              5.84%                Record
Cust for the Rollover IRA of                                Securities Money
Glenda B. Osborn                                            Market Fund
25 Forest Drive                                             Class B
Jeffersonville, IN 47130-6864

Strafe & Co. (N)                                            U.S. Treasury              56.05%               Record
Bank One Ohio Trust Co., NA                                 Securities
Department 0393 S.T.I.F.                                    Money Market
Columbus, Ohio 43271                                        Fiduciary

Bank One Trust Company NA                                   U.S. Treasury              22.08%               Record
Omnibus-Corporate Cash Sweep Acct.                          Securities Money
Attn: Cash Management DB3                                   Market
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                                 U.S. Treasury              21.12%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Securities
235 W. Schrock Road                                         Money Market
Westerville, Ohio 43081-2874                                Fiduciary

Bank One TTEE                                               Large Company              6.50%                Record
Harrison Holding Corp. 401k                                 Value Fund
BISYS Qualified Plan Services                               Class A
Springhouse Corp. Center II-Invest A/C
323 Norristown Road  Attn: S. Loch
Amber, PA 19002-2756

Strafe & Co.                                                Large Company              66.40%               Record
Attn: Mutual Funds 0393                                     Value Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Clark & Co.                                                 Large Company              25.64%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Value Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                                        Large Company              22.85%               Beneficial
235 West Schrock Road                                       Value Fund
Westerville, Ohio 43081-2874                                Fiduciary

                                                            Municipal Money            35.79%               Record
BISYS Fund Services, Inc.                                   Market Fund
FBO Bank One Corporate Sweep                                Class A
Attn: Linda Zerbe
First & Market Building Suite 300
Pittsburgh, PA 15222

                                                            Municipal Money            6.73%                Record
Kitty Hawk Group, Inc.                                      Market Fund
Attn: Rick Wadsworth                                        Class A
P.O. Box 612787
DFW Airport, TX 75261-2787

Robert Weitz                                                Municipal Money            5.28%                Record
Elsie Weitz                                                 Market Fund
402 Keystone Loop                                           Class A
Houma, LA 70360-6009

Strafe & Co. (D)                                            Municipal Money            57.60%               Record
Bank One Ohio Trust Co., NA                                 Market Fund
Department 0393 S.T.I.F                                     Fiduciary
Columbus, Ohio 43271

Clark & Co.                                                 Municipal Money            38.87%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Market Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Securities Corp FBO                                Equity Index Fund          9.92%                Record
The One Investment Solution                                 Class A
733 Greencrest Dr.
Westerville, Ohio 43081-4903

Strafe & Co.                                                Equity Index Fund          73.74%               Record
Attn: Mutual Funds 0393                                     Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan                            Equity Index Fund          30.25%               Beneficial
235 West Schrock Road                                       Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                                 Equity Index Fund          13.53%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

NCR Benefit Acct - Trust #1                                 Equity Index Fund          5.60%                Beneficial
Strafe & Co.                                                Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Strafe & Co.                                                Income Equity              57.28%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Clark & Co.                                                 Income Equity              37.34%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                                Government Bond            65.29%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 Government Bond            28.33%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                                 Asset Allocation           49.27%               Record
Database 2-Attn: One Group/Cash                             Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                                Asset Allocation           35.74%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                                Asset Allocation           5.83%                Beneficial
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Banc One Securities Corp.                                   Intermediate Bond          24.95%               Record
FBO The One Investment Solution                             Fund
733 Greencrest Drive                                        Class A
Westerville, Ohio 43081-4903

Clark & Co.                                                 Intermediate Bond          46.65%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                                Intermediate Bond          48.26%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, OH 43215-3607

Dean Witter for the Benefit of                              Ultra Short-Term           25.34%               Record
St. Joseph Hospital                                         Income Fund
Attn: Rick West                                             Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter FBO Bank One Collateral Acct                    Ultra Short- Term          11.30%               Record
FBO Thermex Energy Corporation                              Income Fund
Church St Station - P.O. Box 250                            Class A
New York, NY 10277

Dean Witter for the Benefit of
Thermex Energy Corporation                                  Ultra Short-Term           7.63%                Record
P.O. Box 701746                                             Income Fund
5 World Trade Center, 6th Floor                             Class A
New York, NY 10048-0205

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Dean Witter for the Benefit of                              Ultra Short-Term           9.41%                Record
Daniel M. Galbreath Revoc Trust                             Income Fund
Lizanne Galbreath Megrue TTEE                               Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter FBO Paul Pogue, Inc.                            Ultra Short Term           5.39%                Record
P.O. Box 3359                                               Income Fund
Sherman, TX 75091-3359                                      Class A

Dean Witter for the Benefit of                              Ultra Short-Term           9.18%                Record
Jeanette P. Reilly                                          Income Fund
3777 Bay Road North Drive                                   Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter FBO First Presbyterian Church                   Ultra Short-Term           5.76%                Record
of Dallas TX Community Ministries Fund                      Income Fund
5 World trade Center 6th Floor                              Class B
New York, NY 10048-0205

Strafe & Co.                                                Ultra Short-Term           54.55%               Record
Attn: Mutual Funds 0393                                     Income Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 Ultra Short-Term           40.93%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Income Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Rio Verde Services, Inc. Agy                                Ultra Short-Term           6.25%                Beneficial
Clarke & Co.                                                Income Fund
Database 2 - Attn: One Group/Cash Mgmt                      Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Dean Witter                                                 Ohio Municipal             9.16%                Record
FBO John M. Mills                                           Money
810 Pipestone                                               Market Fund
Church Street Station                                       Class A
P.O. Box 250
New York, NY 10277-0001

Strafe & Co.                                                Ohio Municipal             94.35%               Record
Bank One Trust Co.                                          Money
Attn: Mutual Funds                                          Market Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio

Strafe & Co.                                                Ohio Municipal             9.56%                Beneficial
Ruth R. Miller Tr. DTD 7/5/85                               Money
Attn: Mutual Funds                                          Market Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Henny Penny Corp. Money Market Account                      Ohio Municipal             9.14%                Beneficial
Strafe & Co.                                                Money Market
100 E. Broad Street                                         Fund
Columbus, Ohio 43215-3607                                   Fiduciary

Strafe & Co.
Wallick Properties, Inc                                     Ohio Municipal             6.20%                Beneficial
Attn: Mutual Funds                                          Money Market
100 E. Broad Street                                         Fund
Columbus, Ohio                                              Fiduciary

Sandman & Co.                                               Ohio Municipal             5.65%                Record
State Street Bank & Trust                                   Money
P.O. Box 1713                                               Market Fund
Boston, MA 02105-1713                                       Fiduciary

Banc One Securities Corp FBO                                Municipal Income           18.49%               Record
The One Investment Solution                                 Fund
733 Greencrest Dr.                                          Class A
Westerville, Ohio 43081-4903

Clark & Co.                                                 Municipal Income           49.81%               Record
Database 2-Attn: One Group/Cash                             Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                                Municipal Income           48.70%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                                Treasury Only              57.02%               Record
Bank One Trust Co.                                          Money Market
Attn: Mutual Funds                                          Fund
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                                 Treasury Only              15.77%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Money Market
235 W. Schrock Road                                         Fund
Westerville, Ohio 43081-2874

Bank One Texas NA                                           Treasury Only              9.32%                Record
1717 Main Street                                            Money Market
Dallas, TX 75201-4605                                       Fund

BISYS Fund Services, Inc.                                                              15.25%               Record
FBO Bank One Corporate Sweep                                Treasury Only
Attn: Linda Zerbe                                           Money
First and Market Bldg-Suite 300                             Market Fund
Pittsburgh, PA 15222

Strafe & Co.                                                Government                 32.31%               Record
Bank One Trust Co.                                          Money Market
Attn: Mutual Funds                                          Fund
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                                 Government                 31.98%               Record
Database 2 - Attn: One Group/Cash Mgmt                      Money Market
235 W. Schrock Road                                         Fund
Westerville, Ohio 43081-2874

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Bank One Texas NA                                           Government                 17.06%               Record
1717 Main Street                                            Money Market
Dallas, TX 75201-4605                                       Fund

Bank One Trust Company NA                                   Government                 11.53%               Record
Corporate Cash Sweep Account                                Money Market
Attn: Cash Management DB3                                   Fund
235 West Schrock Road
Westerville, Ohio 43081-2874

Syben                                                       Treasury & Agency          16.40%               Record
FBO Cletus Ratterman                                        Fund
PO Box 32890                                                Class A
Louisville, KY 40232-2890

Dean Witter FBO Jessie H Scruggs &                          Treasury & Agency          20.79%               Record
Beulah L Scruggs Jtten                                      Fund
Church St Station - P.O. Box 250                            Class B
New York, NY 10013-0250
                                                            Treasury & Agency
Dean Witter FBO Highlawn United                             Fund                       16.85%               Record
Methodist Church                                            Class B
620 30th Street
5 World Trade Center 6th Floor
New York, NY 10048-025

Strafe & Co.                                                Treasury & Agency          94.57%               Record
Attn: Mutual Funds 0393                                     Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                                 Treasury & Agency          5.31%                Record
Database 2 - Attn: One Group/Cash Mgmt                      Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Dean Witter Reynolds                                        Arizona Municipal          32.61%               Record
FBO Theodore Cesarano                                       Bond Fund
4617 E. Bernell Drive                                       Class A
Phoenix, AZ 85028-5520

Dean Witter Reynolds                                        Arizona Municipal          14.13%               Record
FBO Elizabeth Ryan Miller                                   Bond Fund
P.O. Box 2443                                               Class A
5 World Trade Center
New York, NY 10048-0205

Dean Witter Reynolds                                        Arizona Municipal          14.13%               Record
FBO Sally Ryan Stults                                       Bond Fund
P.O. Box 2443                                               Class A
5 World Trade Center
New York, NY 10048-0205

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Dean Witter FBO Nanette Beeson                              Arizona Municipal          6.72%                Record
2550 E Fairmount Ave                                        Bond Fund
5 World Trade Center 6th Floor                              Class B
New York, NY 10048-0205

The One Group Services Company                              Arizona Municipal          50.00%               Record
Fund Administration                                         Bond Fund
3435 Stelzer Road                                           Class B
Columbus, Ohio 43219-6004

Dean Witter FBO Funds Processing                            Arizona Municipal          50.00%               Record
Account                                                     Bond Fund
5 World Trade Center 6th Floor                              Class B
New York, NY 10048-0205

Clark & Co.                                                 Arizona Municipal          98.80%               Record
Database 2-One Group/Cash Mgmt.                             Bond Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                              West Virginia              61.58%               Record
Stephen A. Lewis                                            Municipal Bond
3720 Noves Ave.                                             Fund
5 World Trade Center 6th Floor                              Class A
New York, NY 10048-0205

Dean Witter FBO C. Carl Tully                               West Virginia              23.36%               Record
4530 Spring Hill                                            Municipal Bond
5 World Trade Center, 6th Floor                             Fund
New York, NY 10048-0205                                     Class A

Dean Witter for the Benefit of                              West Virginia              15.04%               Record
Ruth A. Harper                                              Municipal Bond
P.O. Box 196                                                Fund
5 World Trade Center 6th Floor                              Class A
New York, NY 10048-0205

Dean Witter for the Benefit of                              West Virginia              13.70%               Record
Erma G. Shafer                                              Municipal Bond
142 Spencer Road                                            Fund
5 World Trade Center 6th Floor                              Class B
New York, NY 10048-0205

Dean Witter for the Benefit of                              West Virginia              9.78%                Record
Mary G. Coleman                                             Municipal Bond
3607 Virginia Avenue SE                                     Fund
5 World Trade Center 6th Floor                              Class B
New York, NY 10048-0205

Dean Witter FBO Helen H. Hall                               West Virginia              9.78%                Record
59 Meade Street                                             Municipal Bond
5 World Trade Center 6th Floor                              Fund
New York, NY 10048-0205                                     Class B

Dean Witter FBO Ann S. Jackson                              West Virginia              6.99%                Record
2317 Jefferson Avenue                                       Municipal Bond
5 World Trade Center 6th Floor                              Fund
New York, NY 10048-0205                                     Class B

Dean Witter FBO William R. Butler and                       West Virginia              5.49%                Record
Prible D. Butler JT TEN                                     Municipal Bond
5 World Trade Center 6th Floor                              Fund
New York, NY 10048-0205                                     Class B

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Dean Witter FBO Billie J. Zegger                            West Virginia              5.03%                Record
P.O. Box 2                                                  Municipal Bond
5 World Trade Center, 6th Floor                             Fund
New York, NY 10048-0205                                     Class B

Strafe & Co.                                                West Virginia              98.70%               Record
Attn: Mutual Funds 0393                                     Municipal Bond
100 E. Broad Street                                         Fund
Columbus, OH 43215-3607                                     Fiduciary

Clark & Co.                                                 Investor Growth            28.88%               Record
Database 2-Attn: One Group/Cash                             Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Virginia R. Corrin                                          Investor Growth            22.37%               Beneficial
Strafe & Co.                                                Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan                            Investor Growth            16.63%               Beneficial
235 West Schrock Road                                       Fund
Westerville, Ohio 43081-2874                                Fiduciary

Bank One TTEE                                               Investor Growth            5.18%                Record
Therm-O-Disc Inc. 401K                                      Fund
BISYS Qualified Plan Services                               Fiduciary
Springhouse Corp. Ctr. II-Invest A/C
323 Norristown Road  Attn: S. Loch
Ambler, PA 19002-2756

Dean Witter Reynolds for                                    Investor Growth &          19.54%               Record
Robert E. Carlovsky IRA                                     Income Fund
5 World Trade Center 6th Floor                              Class A
New York, NY 10048-0205

Bank One TTEE                                               Investor Growth &          9.72%                Record
The Brown Publishing Co.                                    Income Fund
C/O/ Bank One Investment Management                         Class A
Retirement Services- Daily R/K
190 Heatherdown Drive
Westerville, Ohio 43081-2868

Dean Witter Reynolds Cust For                               Investor Growth &          59.70%               Record
Merle E Clucas                                              Income Fund
IRA Rollover/SEP DTD 05/06/97                               Class C
Church St Station - P.O. Box 250
New York, NY 10277

Dean Witter FBO Kathleen Ann Maxwell                        Investor Growth &          18.65%               Record
61 Waltham Ave #                                            Income Fund
Church St Station - P.O. Box 250                            Class C
New York, NY 10013-0250

Dean Witter Reynolds Cust for Eva I Bolz                    Investor Growth &          18.15%               Record
IRA Rollover Dated 09/23/96                                 Income Fund
Church St Station - P.O. Box 250                            Class C
New York, NY 10013-0250

Strafe & Co.                                                Investor Growth &          76.30%               Record
Bank One Trust Co.                                          Income Fund
Attn: Mutual Funds                                          Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Clark & Co.                                                 Investor Growth &          16.84%               Record
Database 2-Attn: One Group/Cash                             Income Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Revco D.S., Inc. SERP-Trust A                               Investor Growth &          28.52%               Beneficial
Strafe & Co.                                                Income Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Banc One Securities Savings                                 Investor Growth &          9.44%                Beneficial
Strafe & Co.                                                Income Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                              Investor Balanced          9.04%                Record
Sara Lee Youngs                                             Fund
10832 Linwood Road                                          Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

State Street Bank & Trust Co.                               Investor Balanced          7.31%                Record
Cust for the Rollover IRA of Granville L                    Fund
Crothers                                                    Class A
2133 E. Ranch Rd
Tempe, AZ 85284- 3547

Dean Witter FBO John R. Wood and                            Investor Balanced          6.88%                Record
Terressa M Wood JT TEN                                      Fund
Church St Station - P.O. Box 250                            Class A
New York, NY 10013-0250

Dean Witter FBO Worley Douglas Warfe                        Investor Balanced          6.80%                Record
806 Harrison Street                                         Fund
Church St Station - P.O. Box 250                            Class A
New York, NY 10277

Dean Witter FBO David H Behm &                              Investor Balanced           39.79%               Record
Christine A Behm JT TEN                                     Class C
Church St Station P.O. Box 250
New York, NY 10277

Dean Witter FBO Alexis B Newell                             Investor Balanced          34.55%               Record
7812 Meadow Park Drive #228                                 Fund
Church St Station - P.O. Box 250                            Class C
New York, NY 10013-0250

Dean Witter Reynolds Cust for                               Investor Balanced          19.21%               Record
Anne H Shiner                                               Fund
IRA Standard Dated 06/09/97                                 Class C
Church St Station - P.O. Box 250
New York, NY 10277

Dean Witter FBO Mary Joy Jensen                             Investor Balanced          5.51%                Record
2574 N 124th Apt 445                                        Fund
Church St Station - P.O. Box 250                            Class C
 New York, NY 10277

Strafe & Co.
Bank One Trust Co.                                          Investor Balanced          57.80%               Record
Attn: Mutual Funds                                          Fund
100 E. Broad Street                                         Fiduciary
Columbus, OH 43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Clark & Co.                                                 Investor Balanced          36.70%               Record
Database 2-Attn: One Group/Cash                             Fund
235 W. Schrock Road                                         Fiduciary
Westerville, OH 43081-2874

Black Clawson Co.                                           Investor Balanced          17.48%               Beneficial
Member Pension Plan                                         Fund
Strafe & Co.                                                Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Centennial Liquor Retirement Plan                           Investor Balanced          7.52%                Beneficial
Strafe & Co.                                                Fund
100 E. Broad Street                                         Fiduciary
Columbus, Ohio 43215-3607

Bank One TTEE                                               Investor                   12.58%               Record
The Brown Publishing Co.                                    Conservative
C/O Banc One Investment Mgmt                                Growth Fund
Retirement Services - Daily R/K                             Class A
190 Heatherdown Drive
Westerville, Ohio 43081-2868

Dean Witter FBO Carolyn A Hill                              Investor                   7.22%                Record
231 Highland Avenue                                         Conservative
Oak Hill, WV 25901-3443                                     Growth Fund
                                                            Class A

Dean Witter for the Benefit of                              Investor                   5.58%                Record
James W. Blair                                              Conservative
95 Elizabeth Street                                         Growth Fund
5 World Trade Center, 6th Floor                             Class A
New York, NY 10048-0205

State Street Bank & Trust Co                                Investor                   60.74%               Record
Cust For the IRA of Ruben Hernandez                         Conservative
914 Jennings                                                Growth
San Antonio, TX 78225-1328                                  Class C

Dean Witter Reynolds Cust For                               Investor                   20.10%               Record
Shirley M Brewer                                            Conservative
IRA Standard Dated 11/18/96                                 Growth
Church St Station - P.O. Box 250                            Class C
New York, NY 10277

Dean Witter FBO Mary Cimino                                 Investor                   14.15%               Record
Tod Melba M Cimino                                          Conservative
Church St Station - P.O. Box 250                            Growth
New York, NY 10277                                          Class C

Strafe & Co.                                                Investor                   56.67%               Record
Bank One Trust Co.                                          Conservative
Attn: Mutual Funds                                          Growth Fund
100 E. Broad Street                                         Fiduciary
Columbus, OH 43215-3607

                                 5% SHAREHOLDERS


NAME AND                                                                               PERCENTAGE OF        TYPE OF
ADDRESS                                                     FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                                     ----------                 ---------            ---------
Clark & Co.                                                 Investor                   29.97%               Record
Database 2-Attn: One Group/Cash                             Conservative
235 W. Schrock Road                                         Growth Fund
Westerville, Ohio 43081-2874                                Fiduciary

Clark & Co.                                                 Investor                   19.25%               Beneficial
Kenosha Carpenters                                          Conservative
Database 2-Attn: One Group/Cash                             Growth Fund
235 W. Schrock Road                                         Fiduciary
Westerville, Ohio 43081-2874

Banc One Securities Savings Plan                            Investor                   10.80%               Beneficial
Strafe & Co.                                                Conservative
100 E. Broad Street                                         Growth Fund
Columbus, Ohio 43215-3607                                   Fiduciary

Ermco, Inc. Pension Plan                                    Investor                   7.44%                Beneficial
Strafe & Co.                                                Conservative
100 E. Broad Street                                         Growth Fund
Columbus, Ohio 43215-3607                                   Fiduciary

Bank One TTEE                                               Investor                   7.27%                Record
Therm-O-Disk Inc. 401K                                      Conservative
BISYS Qualified Plan Services                               Growth Fund
Springhouse Corp. Ctr. II-Invest A/C                        Fiduciary
323 Norristown Road, Attn: S. Loch
Ambler, PA 19002-2756


As a group, the Trustee and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
ASSET BACKED SECURITIES (2.2%):
     140     Advanta Credit Card Master Trust,
               5.95%, 8/31/99.....................   $    140
     513     Advanta Mortgage Loan Trust, Series
               1994-3, Class A2, 7.60%, 7/25/10...        516
     250     Case Equipment Loan Trust, Series
               1996-B, Class A3, 6.65%, 9/15/03...        251
     480     Green Tree Financial Corp., Series
               1996-3, Class A3, 6.70%, 5/15/27...        481
      98     Honda Auto Receivables Grantor Trust,
               Series 1994-A, 4.80%, 8/15/99......         98
     106     KeyCorp Auto Grantor Trust, Series
               1995-A A, 5.80%, 7/15/00...........        106
     500     Nationsbank Auto Owner Trust, Series
               1996-A A3, 6.38%, 7/15/00..........        504
     325     Olympic Automobile Receivables Trust,
               6.05%, 8/15/02.....................        322
   1,025     Olympic Automobile Receivables Trust,
               Series 1996-B, Class A4, 6.70%,
               3/15/02............................      1,033
     259     The Money Store Home Equity Trust,
               Series 1994-B, Class A2, 6.80%,
               2/15/13............................        259
     102     Union Federal Savings Bank Trust,
               Series 1994 A A, 5.08%, 5/15/00....        101
                                                     --------
Total Asset Backed Securities                           3,811
                                                     --------
COMMON STOCKS (54.1%):
Capital Goods (3.9%):
      13     BW/IP Holdings, Inc..................        254
       6     Case Corp............................        427
      11     Cooper Industries, Inc...............        537
      16     Emerson Electric Co..................        887
      40     General Electric Co..................      2,621
      13     Ingersoll Rand Co....................        772
      21     Teleflex, Inc........................        644
      15     Thermo Electron Corp. (b)............        524
                                                     --------
                                                        6,666
                                                     --------
Consumer Durable (1.4%):
      25     Autozone, Inc. (b)...................        591
      28     Chrysler Corp........................        910
      13     Lear Corp. (b).......................        568
       7     Whirlpool Corp.......................        398
                                                     --------
                                                        2,467
                                                     --------
Consumer Non-Durable (6.1%):
      29     Archer-Daniels-Midland Co............        672
      12     Coca Cola Co.........................        844
      10     Dole Food, Inc. (c)..................        415
      14     McCormick & Co., Inc.................        348
      34     PepsiCo, Inc.........................      1,285

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      42     Philip Morris Co., Inc...............   $  1,872
       6     Proctor & Gamble Co..................        890
      13     Quaker Oats Co.......................        570
      17     Revlon, Inc. (b).....................        902
      21     RJR Nabisco Holdings Corp............        703
      21     Supervalu, Inc.......................        735
      23     Sysco Corp...........................        850
       7     Universal Corp.......................        229
                                                     --------
                                                       10,315
                                                     --------
Consumer Services (3.2%):
      10     Belo (A.H.) Corp., Series A..........        404
      16     Callaway Golf Co. (c)................        557
      30     CUC International, Inc. (b)(c).......        769
      23     Hasbro, Inc. (c).....................        660
      23     Hilton Hotels Corp...................        598
      12     Mattel, Inc. (c).....................        420
      10     MGM Grand, Inc. (b)(c)...............        374
      22     Time Warner, Inc. (c)................      1,080
       6     Walt Disney Co.......................        506
                                                     --------
                                                        5,368
                                                     --------
Energy (4.0%):
       9     Ashland, Inc.........................        408
      10     Atlantic Richfield Co................        733
       8     Devon Energy Corp....................        290
       7     Dresser Industries, Inc. (c).........        276
      29     Exxon Corp...........................      1,783
      15     Mapco, Inc...........................        457
      19     Mobil Corp...........................      1,314
      20     Tosco Corp...........................        587
      20     USX-Marathon Group...................        566
      10     Weatherford Enterra, Inc. (b)........        389
                                                     --------
                                                        6,803
                                                     --------
Financial Services (8.1%):
       1     American International Group, Inc....        194
      14     BankAmerica Corp.....................        917
       5     Cigna Corp...........................        941
      20     Equitable Co., Inc. (c)..............        658
      31     Federal National Mortgage Assoc......      1,351
      11     First Union Corp.....................        971
       5     First Virginia Banks, Inc............        302
      13     Fleet Financial Group, Inc...........        797
      11     Hartford Financial Services Group....        935
      15     Mellon Bank Corp. (c)................        659
      15     Morgan Stanley Dean Witter
               Discover...........................        659
      15     National City Corp...................        809
      11     Pacific Century Financial Corp.......        495
       5     Provident Co., Inc...................        262
      12     Regions Financial Corp...............        386
      16     Southtrust Corp......................        641

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      14     SunTrust Banks, Inc..................   $    793
       6     TransAmerica Corp....................        589
      20     Travelers Group, Inc.................      1,274
       6     Washington Mutual, Inc. (c)..........        370
                                                     --------
                                                       14,003
                                                     --------
Health Care (6.7%):
      17     Abbott Labs..........................      1,128
       9     Amgen, Inc. (b)......................        517
      13     Baxter International, Inc............        695
       9     Boston Scientific Corp. (b)..........        571
      20     Bristol Myers Squibb Co..............      1,604
       7     Cardinal Health, Inc. (c)............        384
       7     Centocor, Inc. (b)...................        205
      13     Columbia/HCA Healthcare Corp. (c)....        491
      12     Eli Lilly & Co.......................      1,268
       7     Guidant Corp.........................        561
       4     HBO & Co.............................        269
      20     Merck & Co., Inc.....................      2,080
       9     Phycor, Inc. (b)(c)..................        300
      20     Schering Plough Corp.................        967
      10     Vencor, Inc. (b).....................        441
                                                     --------
                                                       11,481
                                                     --------
Raw Materials (2.9%):
      13     B. F. Goodrich Co....................        576
       9     Betzdearborn, Inc. (c)...............        581
      11     Du Pont (EI) de Nemours & Co.........        666
      11     Ferro Corp...........................        411
      11     Lubrizol Corp........................        440
      13     Monsanto Co..........................        560
      14     Morton International, Inc............        426
      13     Nalco Chemical Co....................        483
       9     Praxair, Inc.........................        521
      20     Wellman, Inc.........................        339
                                                     --------
                                                        5,003
                                                     --------
Retail (3.1%):
      17     Dollar General Corp..................        632
      27     Just For Feet, Inc. (b)(c)...........        469
      22     Kroger Co. (b).......................        650
      34     Officemax, Inc. (b)..................        497
       9     Outback Steakhouse, Inc. (b).........        220
      13     TJX Co., Inc. (c)....................        332
      20     Toys R Us, Inc. (b)(c)...............        707
      51     Wal-Mart Stores, Inc.................      1,731
                                                     --------
                                                        5,238
                                                     --------
Shelter (1.1%):
      25     Kaufman & Broad Home Corp............        434

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
COMMON STOCKS, CONTINUED:
Shelter, continued:
      12     Masco Corp. (c)......................   $    484
      12     Pentair, Inc.........................        388
       9     Weyerhaeuser Co......................        489
                                                     --------
                                                        1,795
                                                     --------
Technology (8.1%):
       5     Altera Corp. (b)(c)..................        273
      17     Analog Devices, Inc. (b)(c)..........        454
       9     Applied Materials, Inc. (b)..........        630
       9     BMC Software, Inc. (b)...............        509
      11     Cadence Design Systems, Inc. (b).....        355
      16     Cisco Systems, Inc. (b)..............      1,081
       6     Compaq Computer Corp. (b)............        615
       7     Dell Computer Corp. (b)..............        787
       4     General Motors Corp., Class H........        254
      18     Hewlett Packard Co...................      1,008
      14     Intel Corp...........................      1,914
      17     International Business Machines......      1,524
       6     Lockheed Martin Corp.................        601
       8     Lucent Technologies, Inc.............        548
      20     Microsoft Corp. (b)..................      2,465
      15     Orbital Sciences Corp. (b)(c)........        241
      12     Rohr Industries, Inc. (b)............        272
       7     Teradyne, Inc. (b)...................        287
                                                     --------
                                                       13,818
                                                     --------
Utilities (5.5%):
       8     AES Corp. (b)(c).....................        580
      10     Century Telephone Enterprises........        327
      35     Edison International.................        858
      19     Enron Corp. (c)......................        771
      18     General Public Utilities Corp........        646
      30     GTE Corp.............................      1,307
      17     MCI Communications Corp..............        651
      12     MCN Corp.............................        377
      10     National Fuel Gas Co.................        428
      25     New York State Electric & Gas........        530
      22     SBC Communications, Inc..............      1,361
      18     Sprint Corp. (c).....................        942
      16     Texas Utilities......................        544
                                                     --------
                                                        9,322
                                                     --------
Total Common Stocks                                    92,279
                                                     --------

CORPORATE BONDS (12.0%):
Banking, Finance & Insurance (7.6%):
$  1,000     Association Corp., 8.27%, 11/8/01....   $  1,055
   1,000     Bankamerica Corp., 8.13%, 2/1/02.....      1,049
     500     Chrysler Financial Corp., 5.88%,
               2/7/01.............................        488
     420     Circuit City Credit Card Master
               Trust, 6.38%, 8/15/05..............        419
   1,000     First Hawaiian, Inc., 6.25%,
               8/15/00............................        985

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   610     Ford Credit Auto Loan Master Trust,
               5.50%, 2/15/03.....................   $    588
     500     Ford Motor Credit Corp., 8.38%,
               1/15/00............................        521
     250     General Motors Acceptance Corp.,
               7.00%, 3/1/00......................        253
   1,000     General Motors Acceptance Corp.,
               8.25%, 2/24/04.....................      1,057
   1,000     Goldman Sachs Group, 7.20%, 3/1/07,
               144 A..............................      1,004
     750     Huntington National Bank, 6.75%,
               6/15/03............................        740
     250     Lehman Brothers Holdings, Inc.,
               6.38%, 6/1/98......................        251
     300     Lehman Brothers Holdings, Inc.,
               8.88%, 11/1/98.....................        310
     500     Lehman Brothers, Inc., 9.88%,
               10/15/00...........................        544
     550     MBNA Master Credit Card, 5.40%,
               3/15/99............................        546
     800     McDonnell Douglas Corp., 9.30%,
               9/11/02............................        842
     500     Midland Bank PLC, 6.95%, 3/15/11.....        483
     250     Nationsbank Texas, 6.75%, 8/15/00....        251
   1,000     Society National Bank, 6.75%,
               6/15/03............................        991
     500     Suntrust Banks, 7.38%, 7/1/02........        511
                                                     --------
                                                       12,888
                                                     --------
Industrials (2.5%):
     250     Anheuser Busch Co., 8.75%, 12/1/99...        263
     500     Campbell Soup Co., 5.63%, 9/15/03....        471
     250     Coca-Cola Co., 7.88%, 9/15/98........        255
     500     Dayton Hudson Corp., 7.25%, 9/1/04...        502
     200     Du Pont (EI) de Nemours & Co., 8.70%,
               2/7/01.............................        213
     250     Ford Motor Co., 9.00%, 9/15/01.......        269
     200     Illinois Tool Works, 7.50%,
               12/1/98............................        203
     500     J C Penney & Co., 5.38%, 11/15/98....        494
     250     Johnson & Johnson, 7.38%, 6/29/02....        257
     500     Occidental Petroleum, 9.25%,
               8/1/19.............................        581
     750     Sears Roebuck Acceptance, 7.13%,
               5/2/03.............................        758
                                                     --------
                                                        4,266
                                                     --------
Transportation (0.3%):
     500     Union Pacific Co., 7.60%, 5/1/05.....        513
                                                     --------
Utilities (1.6%):
     500     AT&T Corp., 6.00%, 8/1/00............        492
     500     AT&T Corp., 7.50%, 6/1/06............        516
     250     Duke Power Co., 7.00%, 7/1/00........        253

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
$    250     Southern California Edison, 7.50%,
               4/15/99............................   $    255
     500     Virginia Electric & Power, 6.63%,
               4/1/03.............................        494
     675     Virginia Electric & Power MTN, 9.15%,
               6/10/99............................        707
                                                     --------
                                                        2,717
                                                     --------
Total Corporate Bonds                                  20,384
                                                     --------
FEDERAL AGENCY DEBENTURES (1.2%):
Federal National Mortgage Assoc. (1.2%):
   1,000     5.55%, 9/8/98........................        997
   1,000     5.53%, 2/10/99.......................        988
                                                     --------
Total Federal Agency Debentures                         1,985
                                                     --------
U.S. GOVERNMENT AGENCY MORTGAGES (14.8%):
Federal Home Loan Mortgage Corp. (5.2%):
     182     10.00%, 9/1/03, Pool #E30407.........        192
     308     8.00%, 3/1/08, Pool #E45796..........        317
     983     7.00%, 1/1/12, Pool #E66116..........        984
     331     10.50%, 10/1/20, Pool #D24679........        367
     828     8.00%, 4/1/25, Pool #C00401..........        850
     925     8.00%, 5/1/25, Pool #D60455..........        949
     482     7.00%, 2/1/26, Pool #D69343..........        474
     705     6.50%, 2/1/26, Pool #D68616..........        677
     975     6.50%, 2/1/26, Pool #D68124..........        936
     491     7.00%, 3/1/26, Pool #D69430..........        482
     951     7.50%, 5/1/26, Pool #C00460..........        956
     890     8.50%, 7/1/26, Pool #C00472..........        926
     991     7.00%, 10/1/26, Pool #D75494.........        974
                                                     --------
                                                        9,084
                                                     --------
Federal National Conventional Loan (0.7%):
     667     8.00%, 6/1/24, Pool #270402..........        684
     417     8.00%, 6/1/24, Pool #250085..........        428
                                                     --------
                                                        1,112
                                                     --------
Federal National Mortgage Assoc. (3.8%):
     275     6.40%, 3/25/03.......................        268
     250     6.40%, 1/13/04.......................        243
     300     8.05%, 7/14/04.......................        300
     929     6.50%, 5/1/11, Pool #337195..........        912
     924     7.00%, 7/1/25, Pool #317252..........        908
     914     6.50%, 2/1/26, Pool #337115..........        875
     936     7.50%, 5/1/26, Pool #344916..........        939
     979     7.00%, 5/1/26, Pool #346269..........        960
     983     7.50%, 11/1/26, Pool #363626.........        986
                                                     --------
                                                        6,391
                                                     --------
Government National Mortgage Assoc. (5.1%):
     772     5.50%, 4/20/11, Pool #2222...........        722
     118     8.00%, 4/15/17, Pool # 192100........        122

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
ASSET ALLOCATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
$     77     8.00%, 5/15/22, Pool #329176.........   $     79
      90     6.50%, 1/15/24, Pool #376656.........         87
     236     8.00%, 4/15/24, Pool #376038.........        242
   1,231     8.00%, 8/15/24, Pool #394024.........      1,266
   1,428     7.00%, 8/15/25, Pool #413007.........      1,407
     990     6.50%, 4/15/26, Pool #424185.........        947
     994     6.50%, 4/15/26, Pool #416192.........        951
     929     7.50%, 5/15/26, Pool #375345.........        933
     990     7.00%, 5/15/26, Pool #375344.........        973
     925     8.50%, 1/15/27, Pool #432266.........        962
                                                     --------
                                                        8,691
                                                     --------
Total U.S. Government Agency Mortgages                 25,278
                                                     --------
U.S. TREASURY OBLIGATIONS (14.3%):
U.S. Treasury Bills (0.1%):
     110     7/10/97 (d)..........................        110
      35     7/17/97 (d)..........................         35
      90     8/21/97 (d)..........................         89
                                                     --------
                                                          234
                                                     --------
U.S. Treasury Bonds (4.7%):
     750     11.25%, 2/15/15......................      1,089
     900     7.50%, 11/15/16......................        962
   4,700     8.13%, 8/15/19 (c)...................      5,362
     500     7.88%, 2/15/21 (c)...................        557
                                                     --------
                                                        7,970
                                                     --------

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (9.5%):
 $ 3,500     7.25%, 2/15/98 (c)...................   $  3,532
     600     9.00%, 5/15/98.......................        616
     200     8.88%, 2/15/99.......................        209
     300     5.88%, 3/31/99.......................        299
   3,250     7.00%, 4/15/99 (c)...................      3,301
     300     6.00%, 10/15/99 (c)..................        299
     250     7.75%, 11/30/99......................        259
   2,500     7.75%, 1/31/00 (c)...................      2,590
   3,000     6.50%, 5/31/01.......................      3,015
     300     6.50%, 8/31/01.......................        301
     150     6.25%, 2/15/03 (c)...................        149
   1,500     6.50%, 5/15/05 (c)...................      1,496
                                                     --------
                                                       16,066
                                                     --------
   Total U.S. Treasury Obligations                     24,270
                                                     --------
REPURCHASE AGREEMENTS (1.6%):
   2,640     Aubrey G. Lanston & Co., 5.90%,
               7/1/97 (Collateralized by $2,640
               U.S. Treasury Notes, 6.25%,
               1/31/02, market value-$2,761)            2,640
                                                     --------
   Total Repurchase Agreements                          2,640
                                                     --------
Total (Cost--$153,456) (a)                           $170,647
                                                     ========

------------
Percentages indicated are based on net assets of $170,250.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $77. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $18,134
                  Unrealized depreciation..................................................    (1,020)
                                                                                              -------
                  Net unrealized appreciation..............................................   $17,114
                                                                                              =======

(b) Non-income producing securities.

(c) A portion of this security was loaned as of June 30, 1997.

(d) Serves as collateral for futures contracts.

                                                                        CURRENT
  NUMBER                                              OPENING           MARKET
    OF                                               POSITIONS           VALUE
CONTRACTS                CONTRACT TYPE                 (000)             (000)
----------     ---------------------------------     ---------          -------
               Long S&P 500 September 1997
    1          Futures                                 $428              $445

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (88.6%):
Business Equipment & Services (3.2%):
      85     Automatic Data Processing, Inc.
               (b)...............................   $  3,995
     210     Browning-Ferris Industries, Inc.
               (b)...............................      6,983
     225     Dun & Bradstreet Corp...............      5,906
     180     National Service Industries, Inc....      8,764
                                                    --------
                                                      25,648
                                                    --------
Capital Goods (5.1%):
     215     Cooper Industries, Inc..............     10,696
      80     Deere & Co..........................      4,390
     300     General Electric Co.................     19,614
      70     Johnson Controls, Inc. (b)..........      2,874
     155     Westinghouse Electric Corp..........      3,581
                                                    --------
                                                      41,155
                                                    --------
Consumer Durable (1.9%):
      70     Briggs & Stratton Corp..............      3,500
     320     Ford Motor Co.......................     12,080
                                                    --------
                                                      15,580
                                                    --------
Consumer Non-Durable (15.7%):
     110     American Greetings Corp., Class A...      4,084
     240     Campbell Soup Co....................     12,000
      75     Clorox Co...........................      9,900
     230     Coca Cola Co........................     16,041
     235     ConAgra, Inc........................     15,069
     145     Eastman Kodak Co....................     11,129
     160     H.J. Heinz Co.......................      7,380
     125     International Flavors & Fragrances,
               Inc...............................      6,313
      60     McCormick & Co., Inc................      1,515
      80     PepsiCo, Inc........................      3,005
     360     Philip Morris Co., Inc..............     15,975
      95     Proctor & Gamble Co. (b)............     13,419
      55     Quaker Oats Co......................      2,468
     100     RJR Nabisco Holdings Corp...........      3,300
      60     V.F. Corp...........................      5,108
                                                    --------
                                                     126,706
                                                    --------
Consumer Services (1.1%):
     150     McGraw-Hill Co., Inc................      8,822
                                                    --------
Energy (10.9%):
     160     Amoco Corp..........................     13,910
     100     Atlantic Richfield Co...............      7,050
     150     Dresser Industries, Inc.............      5,588
     300     Exxon Corp..........................     18,450
      85     Halliburton Co......................      6,736
     240     Mobil Corp..........................     16,770
     360     Royal Dutch Petroleum Co............     19,575
                                                    --------
                                                      88,079
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Financial Services (16.2%):
    160      Allstate Corp.......................   $ 11,680
    250      American Express Co. (b)............     18,625
    300      BankAmerica Corp....................     19,367
     60      Chase Manhattan Corp................      5,824
     50      Citicorp............................      6,028
    180      Federal National Mortgage Assoc.....      7,853
    130      First Tennessee National Corp.
               (b)...............................      6,240
    145      J.P. Morgan & Co., Inc..............     15,134
    190      Lincoln National Corp...............     12,231
     85      National City Corp..................      4,463
    100      Reliastar Financial Corp............      7,313
    100      TransAmerica Corp...................      9,356
    115      U.S. Bancorp (b)....................      7,374
                                                    --------
                                                     131,488
                                                    --------
Health Care (11.7%):
     185     American Home Products Co...........     14,153
     260     Baxter International, Inc...........     13,585
     285     Bristol Myers Squibb Co.............     23,083
      50     Merck & Co., Inc....................      5,175
      75     Pfizer, Inc.........................      8,963
     220     Schering Plough Corp................     10,533
     150     Warner Lambert Co...................     18,638
                                                    --------
                                                      94,130
                                                    --------
Multi-Industry (1.1%):
      85     Minnesota Mining & Manufacturing
               Co................................      8,670
                                                    --------
Raw Materials (4.2%):
     170     Dow Chemical Co.....................     14,811
     140     Du Pont (EI) de Nemours & Co........      8,803
     170     Nalco Chemical Co...................      6,566
     150     Pall Corp. (b)......................      3,488
                                                    --------
                                                      33,668
                                                    --------
Retail (2.5%):
     120     Albertsons, Inc.....................      4,380
     115     May Department Stores Co............      5,434
     185     Wal-Mart Stores, Inc................      6,255
      80     Walgreen Co.........................      4,290
                                                    --------
                                                      20,359
                                                    --------
Shelter (0.4%):
      60     Weyerhaeuser Co.....................      3,120
                                                    --------
Technology (6.8%):
     100     AMP, Inc. (b).......................      4,175
     100     Boeing Co. (b)......................      5,306
     110     Hewlett Packard Co..................      6,160
      30     Intel Corp..........................      4,254
      60     International Business Machines.....      5,411
      65     Lockheed Martin Corp................      6,732

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INCOME EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     90      United Technologies Corp............   $  7,470
    200      Xerox Corp..........................     15,775
                                                    --------
                                                      55,283
                                                    --------
Transportation (0.8%):
     95      Union Pacific Corp. (b).............      6,698
                                                    --------
Utilities (7.0%):
     170     AT&T Corp. (b)......................      5,961
     175     BellSouth Corp......................      8,116
     175     Central & South West Corp...........      3,719
     160     Entergy Corp. (b)...................      4,380
     210     GTE Corp............................      9,214
     120     Ku Energy Cop. (b)..................      4,095
     110     Questar Corp........................      4,441
     200     SBC Communications, Inc.............     12,374
      80     Sprint Corp.........................      4,210
                                                    --------
                                                      56,510
                                                    --------
Total Common Stocks                                  715,916
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
CONVERTIBLE BONDS (5.0%):
 $ 7,000     Alza Corp., 5.00%, 5/1/06...........   $  7,096
   6,500     Hilton Hotels Corp., 5.00%,
               5/15/06...........................      6,923
   6,500     Home Depot, Inc., 3.25%, 10/1/01,
               Callable 10/1/99 @ 100.81.........      7,425
   7,000     Masco Corp., 5.25%, 2/15/12.........      7,368
   5,500     Medical Care International, 6.75%,
               10/1/06...........................      5,528
   5,500     Pep Boys-Manny, Moe & Jack, 4.00%,
               9/1/99............................      5,665
                                                    --------
Total Convertible Bonds                               40,005
                                                    --------
PREFERRED STOCKS (5.0%):
     160     Corning Delaware....................     13,920
     120     Crown Cork & Seal Co................      6,060
     120     Cyprus Amax Minerals Co.............      6,660
      45     Microsoft Corp......................      3,915
     155     Sonoco Products.....................      9,939
                                                    --------
Total Preferred Stocks                                40,494
                                                    --------
REPURCHASE AGREEMENTS (1.2%):
   9,787     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $10,031
               U.S. Treasury Note, 5.75%,
               10/31/00, market value $9,983)....      9,787
                                                    --------
    Total Repurchase Agreements                        9,787
                                                    --------
Total (Cost--$449,883) (a)                          $806,202
                                                    ========

------------

Percentages indicated are based on net assets of $807,501.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation..................................................   $357,471
                  Unrealized depreciation..................................................     (1,152)
                                                                                              --------
                  Net unrealized appreciation..............................................   $356,319
                                                                                              ========

(b) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (95.4%):
Business Equipment & Services (1.9%):
      31     Automatic Data Processing, Inc.
               (c)...............................   $  1,454
      22     Browning-Ferris Industries, Inc.....        741
       9     Canadian Moore Corp., Ltd...........        181
       8     Ceridian Corp. (b)(c)...............        336
      18     Cognizant Corp......................        725
       8     Computer Sciences Corp. (b).........        563
       9     Deluxe Corp.........................        303
      18     Dun & Bradstreet Corp...............        470
       7     Ecolab, Inc.........................        327
      16     Equifax, Inc........................        584
      47     First Data Corp. (c)................      2,071
      11     H & R Block.........................        344
      13     Ikon Office Solutions...............        336
       9     Interpublic Group Co., Inc..........        521
       3     John H. Harland Co..................         65
      31     Laidlaw Inc., Class B, Non-Voting...        432
       5     National Service Industries, Inc....        255
      16     Pitney Bowes, Inc...................      1,124
      16     R.R. Donnelley & Sons Co............        596
       9     Ryder Systems, Inc..................        281
       6     Safety-Kleen Corp...................        108
      24     Service Corp. International (c).....        783
      48     WMX Technologies, Inc...............      1,526
                                                    --------
                                                      14,126
                                                    --------
Capital Goods (5.8%):
       3     Aeroquip-Vickers, Inc...............        121
       9     Black & Decker Corp.................        335
       8     Case Corp...........................        517
      20     Caterpillar, Inc....................      2,170
       4     Cincinnati Milacron, Inc............        105
      12     Cooper Industries, Inc..............        619
       4     Crane Co............................        187
       4     Cummins Engine, Inc.................        301
      27     Deere & Co..........................      1,471
      12     Dover Corp..........................        721
      47     Emerson Electric Co.................      2,586
       9     Fluor Corp..........................        490
       4     Foster Wheeler Corp.................        160
     345     General Electric Co.................     22,547
       5     General Signal Corp. (c)............        237
       3     Giddings & Lewis, Inc...............         69
       6     Grainger W.W., Inc..................        463
       5     Harnischfeger Industries, Inc.
               (c)...............................        217
      13     Honeywell, Inc......................      1,009
      25     Illinois Tool Works (c).............      1,249
      11     Ingersoll Rand Co...................        669
       9     Johnson Controls, Inc...............        353
       0     Nacco Industries, Inc...............         22
       8     Navistar International Corp. (b)....        142
       5     Owens-Corning Fiberglass Corp.......        235

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Capital Goods, continued:
       8     Paccar, Inc.........................   $    366
       8     Parker-Hannifin Corp................        481
      19     PPG Industries, Inc.................      1,117
      18     Sherwin-Williams Co.................        570
       7     Snap-On, Inc........................        270
       9     Stanley Works.......................        367
      16     Thermo Electron Corp. (b)...........        530
       6     Timken Co...........................        201
      17     Tyco International, Ltd. (c)........      1,214
      65     Westinghouse Electric Corp..........      1,509
                                                    --------
                                                      43,620
                                                    --------
Consumer Durable (2.2%):
      16     Autozone, Inc. (b)..................        375
       2     Briggs & Stratton Corp..............         99
      74     Chrysler Corp.......................      2,425
       9     Cooper Tire & Rubber Co.............        198
      10     Dana Corp...........................        395
       8     Eaton Corp..........................        726
       7     Echlin, Inc.........................        239
     125     Ford Motor Co.......................      4,701
      77     General Motors Corp.................      4,270
      19     Genuine Parts Co....................        650
      16     Goodyear Tire & Rubber Co...........      1,008
      12     ITT Industries, Inc.................        313
      11     Maytag Corp.........................        281
       8     Whirlpool Corp......................        442
                                                    --------
                                                      16,122
                                                    --------
Consumer Non-Durable (12.4%):
       5     Alberto Culver Co., Class B (c).....        150
       8     American Greetings Corp., Class A...        301
      52     Anheuser Busch Co., Inc.............      2,182
      58     Archer-Daniels-Midland Co...........      1,372
      14     Avon Products, Inc..................      1,016
       3     Ball Corp...........................         79
       6     Bemis Co............................        261
       7     Brown-Forman Corp., Class B.........        361
      49     Campbell Soup Co....................      2,461
       6     Clorox Co...........................        743
     260     Coca Cola Co........................     18,155
      31     Colgate Palmolive Co. (c)...........      1,998
      25     ConAgra, Inc........................      1,612
       4     Coors Adolph Co., Class B...........        102
      15     CPC International...................      1,412
      13     Crown Cork & Seal Co. (c)...........        698
      35     Eastman Kodak Co....................      2,717
       4     Fleming Co., Inc....................         68
      18     Fortune Brands, Inc.................        688
       8     Fruit of the Loom, Inc., Class A
               (b)...............................        257
      17     General Mills, Inc. (c).............      1,086
      58     Gillette Co.........................      5,514

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      39     H.J. Heinz Co.......................   $  1,776
      16     Hershey Foods Corp..................        893
      12     International Flavors &
               Fragrances, Inc...................        582
       4     Jostens, Inc........................        112
      23     Kellogg Co. (c).....................      1,948
       8     Liz Claiborne, Inc. (c).............        382
      17     Newell Co...........................        667
      30     Nike, Inc., Class B.................      1,769
     162     PepsiCo, Inc........................      6,096
     255     Philip Morris Co., Inc..............     11,331
       9     Pioneer Hi-Bred International,
               Inc...............................        736
       5     Polaroid Corp.......................        277
      71     Proctor & Gamble Co.................     10,034
      14     Quaker Oats Co......................        624
      11     Ralston Purina Group................        899
       6     Reebok International Ltd. (b).......        293
      16     Rubbermaid, Inc.....................        487
       4     Russell Corp........................        120
      51     Sara Lee, Corp......................      2,105
      39     Seagram Co., Ltd....................      1,577
       1     Springs Industries, Inc., Class A...         66
       6     Stride Rite Corp....................         73
       8     Supervalu, Inc......................        262
      19     Sysco Corp..........................        699
       7     Tupperware Corp.....................        249
      17     Unilever N V........................      3,569
      21     UST, Inc............................        578
       7     V.F. Corp...........................        589
      12     Wrigley (Wm.) Junior Co. (c)........        813
                                                    --------
                                                      92,839
                                                    --------
Consumer Services (3.3%):
      10     Brunswick Corp......................        315
      34     Comcast Corp., Class A..............        736
      41     CUC International, Inc. (b)(c)......      1,065
      10     Dow Jones & Co., Inc................        410
      15     Gannett, Inc........................      1,459
      10     Harrah's Entertainment, Inc. (b)....        191
      14     Hasbro, Inc. (c)....................        390
      26     Hilton Hotels Corp..................        696
      16     Hospitality Franchise Systems, Inc.
               (b)...............................        951
      12     ITT Corp. (b).......................        735
       4     King World Productions, Inc. (b)....        131
      10     Knight-Ridder, Inc..................        513
      13     Marriott International, Inc.........        813
      29     Mattel, Inc. (c)....................        977
      11     McGraw-Hill Co., Inc................        627
       5     Meredith Corp.......................        155
      10     New York Times Co., Class A.........        525

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
      69     Tele-Communications, Inc.,
               Class A (b)(c)....................   $  1,019
      60     Time Warner, Inc....................      2,878
      11     Times Mirror Co., Class A (c).......        632
      14     Tribune Co..........................        669
      49     U.S. West, Inc. (b).................      1,856
      38     Viacom, Inc., Class B (b)...........      1,131
      71     Walt Disney Co......................      5,705
                                                    --------
                                                      24,579
                                                    --------
Energy (8.5%):
      10     Amerada Hess Corp...................        538
      52     Amoco Corp..........................      4,512
       7     Ashland, Inc........................        316
      34     Atlantic Richfield Co...............      2,393
      15     Baker Hughes, Inc...................        578
      13     Burlington Northern.................        582
      68     Chevron Corp. (c)...................      5,022
      19     Dresser Industries, Inc.............        690
     260     Exxon Corp..........................     15,988
      13     Halliburton Co......................      1,043
       2     Helmerich & Payne, Inc..............        114
       6     Kerr McGee Corp.....................        363
       3     Louisiana Land & Exploration Co.....        187
       6     McDermott International, Inc........        182
      82     Mobil Corp..........................      5,764
      33     Occidental Petroleums Corp. (c).....        839
      10     Oryx Energy Co. (b).................        217
       5     Pennzoil Co.........................        387
      27     Phillips Petroleum Co...............      1,201
       9     Rowan Cos., Inc. (b)(c).............        251
     224     Royal Dutch Petroleum Co............     12,192
       9     Santa Fe Energy Resources, Inc.
               (b)...............................        137
      25     Schlumberger Ltd....................      3,184
       8     Sun, Inc. (c).......................        243
      19     Tenneco, Inc........................        837
      27     Texaco, Inc.........................      2,984
      26     Union Pacific Resources Group,
               Inc...............................        648
      26     Unocal Corp.........................      1,000
      30     USX-Marathon Group..................        875
       6     Western Atlas, Inc. (b).............        461
                                                    --------
                                                      63,728
                                                    --------
Financial Services (14.4%):
      47     Allstate Corp.......................      3,411
      50     American Express Co.................      3,711
      25     American General Corp. (c)..........      1,209
      49     American International Group,
               Inc...............................      7,385
      17     Aon Corp............................        854
      46     Banc One Corp. (c)..................      2,212
      42     Bank of New York Co., Inc. (c)......      1,805
      75     BankAmerica Corp....................      4,871

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      16     Bankboston Corp.....................   $  1,122
       9     Bankers Trust New York Corp. (c)....        764
      22     Barnett Banks, Inc..................      1,146
       6     Beneficial Corp.....................        427
      18     Charles Schwab Corp.................        749
      46     Chase Manhattan Corp................      4,432
      18     Chubb Corp..........................      1,229
       8     Cigna Corp..........................      1,438
      49     Citicorp............................      5,876
      12     Comerica, Inc.......................        789
      19     Conseco, Inc. (c)...................        692
      22     Corestates Financial Corp...........      1,169
      11     Country Wide Credit.................        337
      74     Federal Home Loan Mortgage Corp.....      2,558
     111     Federal National Mortgage Assoc.....      4,862
      11     Fifth Third Bancorp.................        911
      14     First Bank System, Inc..............      1,195
      33     First Chicago NBD Corp..............      2,002
      29     First Union Corp. (c)...............      2,712
      27     Fleet Financial Group, Inc..........      1,713
       9     General Re Corp.....................      1,617
       7     Golden West Financial Corp..........        470
      14     Great Western Financial Corp........        754
      14     Green Tree Financial Corp...........        509
      12     H.F. Ahmanson & Co..................        509
      12     Hartford Financial Services Group...        997
      11     Household International, Inc........      1,314
      19     J.P. Morgan & Co., Inc..............      2,019
       8     Jefferson Pilot Corp................        543
      24     KeyCorp.............................      1,341
      11     Lincoln National Corp...............        694
      17     Marsh & McLennan Co.................      1,228
       4     MBIA, Inc...........................        496
      35     MBNA Corp. (c)......................      1,280
      28     Mellon Bank Corp. (c)...............      1,263
      35     Merrill Lynch & Co..................      2,071
      13     MGIC Investment Corp. (c)...........        604
      60     Morgan Stanley Dean Witter
               Discover..........................      2,584
      23     National City Corp..................      1,223
      77     NationsBank Corp....................      4,937
      39     Norwest Corp. (c)...................      2,169
      34     PNC Bank Corp.......................      1,405
      10     Providian Financial.................        324
       6     Republic N Y Corp...................        645
      13     SAFECO Corp.........................        599
      11     Salomon, Inc. (c)...................        614
       9     St. Paul Co., Inc. (c)..............        688
      24     SunTrust Banks, Inc.................      1,325
       8     Torchmark Corp......................        552
       7     TransAmerica Corp...................        646
      67     Travelers Group, Inc................      4,223
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
      16     U.S. Bancorp........................   $  1,047
      16     UNUM Corp...........................        680
      12     USF & G Corp. (c)...................        286
      18     Wachovia Corp.......................      1,044
       9     Wells Fargo & Co. (c)...............      2,548
                                                    --------
                                                     106,829
                                                    --------
Health Care (11.1%):
      82     Abbott Labs.........................      5,445
      15     Aetna...............................      1,578
       7     Allergan, Inc.......................        220
       9     Alza Corp. (b)......................        258
      68     American Home Products Co. (c)......      5,167
      28     Amgen, Inc. (b).....................      1,616
       6     Bard C.R., Inc......................        223
       6     Bausch & Lomb, Inc..................        302
      29     Baxter International, Inc...........      1,505
      14     Becton Dickinson & Co. (c)..........        697
       9     Beverly Enterprises, Inc. (b).......        152
      12     Biomet, Inc. (c)....................        226
      20     Boston Scientific Corp. (b).........      1,247
     105     Bristol Myers Squibb Co.............      8,482
      11     Cardinal Health, Inc. (c)...........        653
      70     Columbia/HCA Healthcare Corp. (c)...      2,738
      58     Eli Lilly & Co......................      6,315
       8     Guidant Corp........................        646
      36     Healthsouth Corp. (b)(c)............        898
      17     Humana, Inc. (b)....................        393
     139     Johnson & Johnson...................      8,972
       8     Mallinckrodt Group, Inc.............        320
       7     Manor Care, Inc.....................        222
      25     Medtronic, Inc......................      2,046
     126     Merck & Co., Inc....................     13,078
       5     Millipore Corp......................        220
      67     Pfizer, Inc.........................      8,052
      53     Pharmacia & Upjohn, Inc. (c)........      1,841
      77     Schering Plough Corp................      3,684
       2     Shared Medical Systems Corp. (c)....         94
       9     St. Jude Medical Center, Inc.
               (b)(c)............................        347
      30     Tenet Healthcare Corp. (b)..........        884
       7     U.S. Surgical, Corp.................        242
      19     United Healthcare Corp..............        987
      28     Warner Lambert Co...................      3,532
                                                    --------
                                                      83,282
                                                    --------
Multi-Industry (1.7%):
      29     Allied Signal, Inc..................      2,472
      24     Corning, Inc. (c)...................      1,337
       4     FMC Corp. (b).......................        283
       8     Harcourt General, Inc...............        383
      12     Loews Corp..........................      1,232
      44     Minnesota Mining & Manufacturing
               Co................................      4,487

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Multi-Industry, continued:
      17     Textron, Inc........................   $  1,146
      14     TRW, Inc............................        769
      11     Whittman Corp.......................        272
                                                    --------
                                                      12,381
                                                    --------
Raw Materials (3.8%):
      12     Air Products & Chemical, Inc........        955
      23     Alcan Aluminum Ltd..................        813
      18     Allegheny Teledyne, Inc.............        491
      18     Aluminum Co. of America (c).........      1,385
      11     Armco, Inc. (b).....................         41
       5     ASARCO, Inc.........................        139
      12     Avery Dennison Corp.................        479
       6     B. F. Goodrich Co...................        244
      37     Barrick Gold Corp. (c)..............        821
      24     Battle Mountain Gold Co.............        134
      11     Bethlehem Steel Corp. (b)...........        118
      10     Cyprus Amax Minerals Co.............        253
      25     Dow Chemical Co.....................      2,141
     118     Du Pont (EI) de Nemours & Co........      7,440
       9     Eastman Chemical Co.................        556
      13     Echo Bay Mines Ltd. (b).............         72
      15     Engelhard Corp. (c).................        317
      21     Freeport-McMoran Copper & Gold,
               Class B (c).......................        660
       7     Great Lakes Chemical Corp...........        367
      11     Hercules, Inc. (c)..................        535
      15     Homestake Mining Co.................        193
      17     Inco Ltd............................        525
       5     Inland Steel Industries, Inc........        135
      61     Monsanto Co.........................      2,646
      15     Morton International, Inc...........        464
       7     Nalco Chemical Co...................        286
      16     Newmont Mining Corp.................        629
       9     Nucor Corp..........................        524
      12     Pall Corp. (c)......................        282
       7     Phelps Dodge Corp...................        580
      25     Placer Dome, Inc....................        408
      16     Praxair, Inc........................        881
       7     Reynolds Metals Co..................        485
       7     Rohm & Haas Co......................        603
      11     Sigma-Aldrich Corp..................        375
      14     Union Carbide Corp..................        674
       9     USX-U.S. Steel Group, Inc...........        305
       8     W.R. Grace & Co.....................        418
      10     Worthington Industries, Inc.........        175
                                                    --------
                                                      28,549
                                                    --------
Retail (4.8%):
      26     Albertsons, Inc.....................        965
      15     American Stores Co..................        752
      11     Charming Shoppes (b)................         55

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Retail, continued:
      10     Circuit City Stores, Inc. (c).......   $    359
      21     Costco Companies, Inc. (b)..........        674
      17     CVS Corp............................        895
      17     Darden Restaurants, Inc.............        153
      23     Dayton Hudson Corp..................      1,207
      12     Dillard Department Stores, Inc.,
               Class A...........................        406
      21     Federated Department Stores, Inc.
               (b)...............................        740
      31     Gap, Inc............................      1,186
       6     Giant Food Inc., Class A............        208
       4     Great Atlantic & Pacific Tea,
               Inc...............................        107
      50     Home Depot, Inc.....................      3,451
      27     J.C. Penney, Inc....................      1,387
      48     K Mart, Inc. (b)(c).................        593
      26     Kroger Co. (b)......................        744
      28     Limited, Inc........................        577
       3     Longs Drug Stores, Inc..............         74
      18     Lowe's Co...........................        663
      26     May Department Stores Co............      1,236
      73     McDonald's Corp.....................      3,537
       4     Mercantile Stores Co., Inc..........        223
       9     Nordstrom, Inc......................        436
       7     Pep Boys-Manny, Moe & Jack..........        229
      12     Rite Aid Corp.......................        603
      41     Sears Roebuck & Co..................      2,195
       7     Tandy Corp..........................        380
      16     TJX Co., Inc. (c)...................        422
      29     Toys R Us, Inc. (b).................      1,027
     240     Wal-Mart Stores, Inc................      8,121
      26     Walgreen Co.........................      1,397
      13     Wendy's International, Inc..........        343
      16     Winn Dixie Stores, Inc..............        588
      14     Woolworth Corp. (b).................        329
                                                    --------
                                                      36,262
                                                    --------
Shelter (1.5%):
       4     Armstrong World Industries, Inc.....        276
       5     Boise Cascade Corp. (c).............        190
       3     Centex Corp.........................        110
      10     Champion International Co...........        540
       3     Fleetwood Enterprises, Inc..........        103
       9     Georgia Pacific Corp................        810
      31     International Paper Co..............      1,524
       9     James River Corp. of Virginia (c)...        329
       4     Kaufman & Broad Home Corp...........         70
      59     Kimberly Clark Corp.................      2,916
      11     Louisiana Pacific Corp..............        236
      17     Masco Corp. (c).....................        693
       6     Mead Corp...........................        387
       3     Potlatch Corp.......................        116
       2     Pulte Corp..........................         79

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Shelter, continued:
      10     Stone Container Corp. (b)...........   $    139
       6     Temple Inland, Inc..................        344
       7     Union Camp Corp.....................        373
      11     Westvaco Corp.......................        331
      21     Weyerhaeuser Co.....................      1,104
       6     Williamette Industries, Inc. (c)....        441
                                                    --------
                                                      11,111
                                                    --------
Technology (14.1%):
      35     3Com Corp. (b)(c)...................      1,566
       7     Adobe Systems, Inc..................        259
      14     Advanced Micro Devices, Inc. (b)....        510
      12     Amdahl Corp. (b)....................        107
      22     AMP, Inc............................        936
       9     Andrew Corp. (b)....................        265
      13     Apple Computer, Inc. (b)............        180
      18     Applied Materials, Inc. (b).........      1,303
       5     Auto Desk, Inc......................        201
      20     Bay Networks, Inc. (b)..............        521
      75     Boeing Co. (c)......................      3,976
      16     Cabletron Systems, Inc. (b).........        447
      69     Cisco Systems, Inc. (b).............      4,645
      29     Compaq Computer Corp. (b)(c)........      2,864
      38     Computer Associates International,
               Inc...............................      2,126
       3     Data General Corp. (b)(c)...........         90
      18     Dell Computer Corp. (b).............      2,067
      16     Digital Equipment Corp. (b).........        556
      12     DSC Communications Corp. (b)........        263
       6     EG&G, Inc...........................        129
      26     EMC Corp. (b).......................      1,006
       7     General Dynamics Corp...............        509
      13     General Instrument Corp. (b)(c).....        315
       4     Harris Corp.........................        332
     106     Hewlett Packard Co..................      5,960
      86     Intel Corp..........................     12,179
       5     Intergraph Corp. (b)................         44
     104     International Business Machines.....      9,399
      20     Lockheed Martin Corp................      2,092
      13     LSI Logic Corp. (b).................        429
      66     Lucent Technologies, Inc............      4,788
      23     McDonnell Douglas Corp..............      1,579
      22     Micron Technology, Inc. (b)(c)......        859
     126     Microsoft Corp. (b).................     15,885
      62     Motorola, Inc.......................      4,686
      13     National Semiconductor Corp. (b)....        409
      27     Northern Telecom, Ltd...............      2,417
       6     Northrop Grumman Corp. (c)..........        543
      38     Novell, Inc. (b)....................        264
      69     Oracle Corp. (b)....................      3,458
      13     Parametric Technology Corp. (b).....        566
       5     Perkin-Elmer Corp...................        371

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Technology, continued:
       5     Raychem Corp........................   $    346
      26     Raytheon Co. (c)....................      1,308
      23     Rockwell International Corp.........      1,349
       8     Scientific-Atlanta, Inc.............        181
      26     Seagate Technology, Inc. (b)........        925
      17     Silicon Graphics, Inc. (b)..........        261
      39     Sun Microsystems, Inc. (b)..........      1,452
      12     Tandem Computers (b)................        246
       3     Tektronix, Inc......................        194
      19     Tellabs, Inc. (b)...................      1,034
      20     Texas Instruments, Inc..............      1,655
       5     Thomas & Betts Corp.................        281
      18     Unisys, Corp. (b)(c)................        136
      25     United Technologies Corp............      2,113
      34     Xerox Corp..........................      2,683
                                                    --------
                                                     105,265
                                                    --------
Transportation (1.2%):
       9     AMR Corp. (b).......................        870
      16     Burlington Northern Santa Fe
               Corp. (c).........................      1,429
       4     Caliber Systems, Inc................        151
       2     Consolidated Freightways Corp.
               (b)...............................         30
      22     CSX Corp. (c).......................      1,216
       8     Delta Air Lines, Inc................        625
      12     Federal Express Corp. (b)(c)........        719
      13     Norfolk Southern Corp...............      1,359
      15     Southwest Airlines Co...............        393
      26     Union Pacific Corp..................      1,805
       6     US Air Group (b)(c).................        219
                                                    --------
                                                       8,816
                                                    --------
Utilities (8.7%):
      52     Airtouch Communications, Inc. (b)...      1,425
      20     Alltel Corp.........................        669
      20     American Electric Power, Inc........        825
      58     Ameritech Corp......................      3,951
     169     AT&T Corp. (c)......................      5,930
      15     Baltimore Gas & Electric Co.........        412
      46     Bell Atlantic Corp. (c).............      3,487
     104     BellSouth Corp......................      4,816
      16     Carolina Power & Light Co...........        587
      22     Central & South West Corp...........        468
      16     Cinergy Corp........................        563
      11     Coastal Corp........................        562
       6     Columbia Gas System, Inc............        400
      25     Consolidated Edison Co. of New York,
               Inc...............................        724
      10     Consolidated Natural Gas Co.........        521
      15     Detroit Edison Co...................        423
      18     Dominion Resources, Inc. of
               Virginia..........................        662
      37     Duke Power Co., Inc.................      1,792

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
       1     Eastern Enterprises.................   $     44
      43     Edison International................      1,067
      26     Enron Corp. (c).....................      1,070
       7     Enserch Corp........................        163
      24     Entergy Corp. (c)...................        658
      20     Florida Power & Light Group, Inc....        902
      17     Frontier Corp.......................        339
      12     General Public Utilities Corp.......        434
     101     GTE Corp............................      4,431
      27     Houston Industries (c)..............        571
      72     MCI Communications Corp.............      2,767
      15     Niagara Mohawk Power Corp. (b)......        129
       6     NICOR, Inc..........................        212
      13     Noram Energy Corp...................        200
       7     Northern States Power Co............        379
      46     NYNEX Corp..........................      2,677
      16     Ohio Edison Co......................        349
       2     Oneok, Inc..........................         78
       9     Pacific Enterprises.................        302
      30     Pacificorp..........................        663
      23     Peco Energy Corp....................        489
       3     Peoples Energy Corp.................        126
      44     PG & E Corp. (c)....................      1,077
      17     PP&L Resources, Inc.................        331
      26     Public Service Enterprise Group.....        640
      96     SBC Communications, Inc.............      5,972
       9     Sonat, Inc..........................        466
      70     Southern Co.........................      1,529
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
      45     Sprint Corp.........................   $  2,384
      23     Texas Utilities.....................        806
      65     U.S. West Media Group...............      1,323
      22     Unicom Corp.........................        498
      11     Union Electric Co...................        396
      16     Williams Cos., Inc. (c).............        721
      94     WorldCom, Inc. (b)(c)...............      2,995
                                                    --------
                                                      65,405
                                                    --------
     Total Common Stocks                             712,914
                                                    --------
U.S. TREASURY OBLIGATIONS (0.1%):
U.S. Treasury Bills (0.1%):
 $   495     7/17/97 (d).........................        493
     175     8/14/97 (d).........................        174
     290     8/21/97 (d).........................        288
      30     8/28/97 (d).........................         30
      85     9/25/97 (d).........................         84
                                                    --------
     Total U.S. Treasury Obligations                   1,069
                                                    --------
REPURCHASE AGREEMENTS (4.3%):
  31,897     Aubrey G. Lanston & Co., 5.90%,
               7/1/97 (Collateralized by $31,819
               U.S. Treasury Notes, 6.13%,
               8/31/98, market value-$33,181)....     31,896
                                                    --------
     Total Repurchase Agreements                      31,896
                                                    --------
Total (Cost--$518,526) (a)                          $745,879
                                                    ========

------------

Percentages indicated are based on net assets of $747,856.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $616. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $231,704
                  Unrealized depreciation..................................................     (4,967)
                                                                                              --------
                  Net unrealized appreciation..............................................   $226,737
                                                                                              ========

(b) Non-income producing securities.
(c) A portion of this security was loaned as of June 30, 1997.
(d) Serves as collateral for futures contracts.

                                                                        CURRENT
  NUMBER                                              OPENING           MARKET
    OF                                               POSITIONS           VALUE
CONTRACTS                CONTRACT TYPE                 (000)             (000)
----------     ---------------------------------     ---------          -------
               Long S&P 500 September 1997
    68         Futures                                $30,649           $30,269

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (98.3%):
Capital Goods (7.0%):
      64     BW/IP Holdings, Inc.................   $  1,302
      32     Case Corp...........................      2,218
      56     Cooper Industries, Inc..............      2,796
      83     Emerson Electric Co.................      4,592
     202     General Electric Co.................     13,225
      63     Ingersoll Rand Co...................      3,915
     105     Teleflex, Inc.......................      3,266
      79     Thermo Electron Corp. (b)(c)........      2,669
                                                    --------
                                                      33,983
                                                    --------
Consumer Durable (2.6%):
     131     Autozone, Inc. (b)..................      3,077
     144     Chrysler Corp.......................      4,725
      69     Lear Corp. (b)......................      3,049
      38     Whirlpool Corp......................      2,068
                                                    --------
                                                      12,919
                                                    --------
Consumer Non-Durable (11.5%):
     146     Archer-Daniels-Midland Co...........      3,419
      97     Coca Cola Co........................      6,759
      49     Dole Food, Inc......................      2,108
      72     McCormick & Co., Inc................      1,813
     178     PepsiCo, Inc........................      6,667
     220     Philip Morris Co., Inc..............      9,776
      33     Proctor & Gamble Co. (c)............      4,647
      66     Quaker Oats Co......................      2,966
      91     Revlon, Inc. (b)....................      4,710
     111     RJR Nabisco Holdings Corp...........      3,670
     111     Supervalu, Inc......................      3,833
     121     Sysco Corp. (c).....................      4,431
      37     Universal Corp......................      1,184
                                                    --------
                                                      55,983
                                                    --------
Consumer Services (5.6%):
      49     Belo (A.H.) Corp., Series A.........      2,044
      80     Callaway Golf Co. (c)...............      2,822
     155     CUC International, Inc. (b)(c)......      3,996
     118     Hasbro, Inc. (c)....................      3,357
     114     Hilton Hotels Corp..................      3,031
      65     Mattel, Inc. (c)....................      2,198
      51     MGM Grand, Inc. (b)(c)..............      1,876
     114     Time Warner, Inc....................      5,486
      33     Walt Disney Co......................      2,616
                                                    --------
                                                      27,426
                                                    --------
Energy (7.2%):
      46     Ashland, Inc........................      2,133
      55     Atlantic Richfield Co...............      3,863
      41     Devon Energy Corp...................      1,507
      38     Dresser Industries, Inc. (c)........      1,430
     151     Exxon Corp..........................      9,274
      74     Mapco, Inc..........................      2,322
      96     Mobil Corp..........................      6,708
     101     Tosco Corp..........................      3,018
     102     USX-Marathon Group..................      2,942
      53     Weatherford Enterra, Inc. (b).......      2,033
                                                    --------
                                                      35,230
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Financial Services (15.0%):
       7     American International Group,
               Inc...............................   $    986
     101     BankAmerica Corp....................      6,521
      29     Cigna Corp..........................      5,183
     103     Equitable Co., Inc. (c).............      3,435
     158     Federal National Mortgage Assoc.....      6,869
      53     First Union Corp. (c)...............      4,940
      26     First Virginia Banks, Inc...........      1,568
      66     Fleet Financial Group, Inc..........      4,193
      54     Hartford Financial Services Group...      4,444
      77     Mellon Bank Corp....................      3,452
      81     Morgan Stanley Dean Witter
               Discover..........................      3,484
      79     National City Corp..................      4,121
      51     Pacific Century Financial Corp......      2,359
      25     Provident Co., Inc. (c).............      1,348
      62     Regions Financial Corp..............      1,961
      79     Southtrust Corp.....................      3,269
      75     SunTrust Banks, Inc.................      4,124
      33     TransAmerica Corp...................      3,088
     102     Travelers Group, Inc................      6,458
      31     Washington Mutual, Inc. (c).........      1,876
                                                    --------
                                                      73,679
                                                    --------
Health Care (12.4%):
      88     Abbott Labs.........................      5,861
      46     Amgen, Inc. (b).....................      2,685
      69     Baxter International, Inc...........      3,605
      49     Boston Scientific Corp. (b).........      3,004
     104     Bristol Myers Squibb Co.............      8,400
      34     Cardinal Health, Inc. (c)...........      1,947
      35     Centocor, Inc. (b)..................      1,072
      85     Columbia/HCA Healthcare Corp. (c)...      3,334
      61     Eli Lilly & Co......................      6,635
      35     Guidant Corp........................      2,958
      20     HBO & Co............................      1,384
     105     Merck & Co., Inc....................     10,908
      44     Phycor, Inc. (b)(c).................      1,529
     105     Schering Plough Corp................      5,008
      51     Vencor, Inc. (b)....................      2,219
                                                    --------
                                                      60,549
                                                    --------
Raw Materials (5.3%):
      69     B. F. Goodrich Co...................      2,971
      46     Betzdearborn, Inc. (c)..............      3,023
      55     Du Pont (EI) de Nemours & Co........      3,458
      57     Ferro Corp..........................      2,094
      53     Lubrizol Corp.......................      2,227
      67     Monsanto Co.........................      2,902
      75     Morton International, Inc...........      2,249
      64     Nalco Chemical Co...................      2,472
      49     Praxair, Inc........................      2,727
     100     Wellman, Inc........................      1,731
                                                    --------
                                                      25,854
                                                    --------
Retail (5.5%):
      85     Dollar General Corp.................      3,193
     139     Just For Feet, Inc. (b)(c)..........      2,429
     117     Kroger Co. (b)......................      3,384
     179     Officemax, Inc. (b).................      2,580

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
VALUE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Retail, continued:
      48     Outback Steakhouse, Inc. (b)........   $  1,154
      65     TJX Co., Inc. (c)...................      1,709
     106     Toys R Us, Inc. (b)(c)..............      3,700
     260     Wal-Mart Stores, Inc................      8,801
                                                    --------
                                                      26,950
                                                    --------
Shelter (1.9%):
     125     Kaufman & Broad Home Corp...........      2,202
      59     Masco Corp. (c).....................      2,451
      61     Pentair, Inc........................      2,012
      48     Weyerhaeuser Co.....................      2,480
                                                    --------
                                                       9,145
                                                    --------
Technology (14.7%):
      27     Altera Corp. (b)....................      1,369
      85     Analog Devices, Inc. (b)(c).........      2,268
      44     Applied Materials, Inc. (b).........      3,144
      46     BMC Software, Inc. (b)..............      2,558
      53     Cadence Design Systems, Inc
               (b)(c)............................      1,782
      95     Cisco Systems, Inc. (b).............      6,404
      45     Compaq Computer Corp. (b)(c)........      4,446
      34     Dell Computer Corp. (b).............      3,946
      23     General Motors Corp., Class H.......      1,299
      90     Hewlett Packard Co..................      5,034
      67     Intel Corp..........................      9,544
      84     International Business Machines.....      7,612
      30     Lockheed Martin Corp................      3,107
      40     Lucent Technologies, Inc............      2,861
      98     Microsoft Corp. (b).................     12,361
      77     Orbital Sciences Corp. (b)(c).......      1,222
      63     Rohr Industries, Inc. (b)...........      1,375
      36     Teradyne, Inc. (b)..................      1,425
                                                    --------
                                                      71,757
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Utilities (9.6%):
      44     AES Corp. (b)(c)....................   $  3,141
      49     Century Telephone Enterprises.......      1,661
     162     Edison International................      4,032
      99     Enron Corp. (c).....................      4,045
      91     General Public Utilities Corp.......      3,279
     151     GTE Corp............................      6,638
      82     MCI Communications Corp.............      3,147
      64     MCN Corp. (c).......................      1,957
      51     National Fuel Gas Co................      2,151
     107     New York State Electric & Gas.......      2,240
     112     SBC Communications, Inc.............      6,924
      91     Sprint Corp.........................      4,794
      80     Texas Utilities.....................      2,769
                                                    --------
                                                      46,778
                                                    --------
     Total Common Stocks                             480,253
                                                    --------
U.S. TREASURY OBLIGATIONS (0.2%):
U.S. Treasury Bills (0.2%):
 $   475     7/17/97 (d).........................        474
     445     8/14/97 (d).........................        442
                                                    --------
     Total U.S. Treasury Obligations                     916
                                                    --------
REPURCHASE AGREEMENTS (1.6%):
  7,683      Aubrey G. Lanston & Co., 5.90%,
               7/1/97 (Collateralized by $7,674
               U.S. Treasury Notes, 6.25%,
               8/31/00, market value-$7,996).....      7,683
                                                    --------
     Total Repurchase Agreements                       7,683
                                                    --------
Total (Cost--$412,230) (a)                          $488,852
                                                    ========

------------

Percentages indicated are based on net assets of $488,660.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $8. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $80,161
                  Unrealized depreciation..................................................    (3,547)
                                                                                              -------
                  Net unrealized appreciation..............................................   $76,614
                                                                                              =======

(b) Non-income producing securities.
(c) A portion of this security was loaned as of June 30, 1997.
(d) Serves as collateral for futures contracts.

                                                                        CURRENT
  NUMBER                                              OPENING           MARKET
    OF                                               POSITIONS           VALUE
CONTRACTS                CONTRACT TYPE                 (000)             (000)
----------     ---------------------------------     ---------          -------
               Long S&P 500 September 1997
    18         Futures                                $7,680            $8,012

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (93.5%):
Business Equipment & Services (0.8%):
     180     Browning-Ferris Industries, Inc.
               (c)...............................   $  5,985
                                                    --------
Capital Goods (2.5%):
     100     Case Corp...........................      6,888
     100     Ingersoll Rand Co...................      6,175
     200     Westinghouse Electric Corp..........      4,625
                                                    --------
                                                      17,688
                                                    --------
Consumer Durable (3.5%):
      50     Autozone, Inc. (b)..................      1,178
     250     Chrysler Corp.......................      8,203
     275     General Motors Corp.................     15,314
                                                    --------
                                                      24,695
                                                    --------
Consumer Non-Durable (5.8%):
     200     American Greetings Corp., Class A...      7,425
     100     Archer-Daniels-Midland Co...........      2,350
     115     Ball Corp...........................      3,457
      50     IBP, Inc. (c).......................      1,163
     497     RJR Nabisco Holdings Corp...........     16,414
     300     Supervalu, Inc......................     10,350
                                                    --------
                                                      41,159
                                                    --------
Consumer Services (0.8%):
     195     Viacom, Inc., Class A (b)...........      5,789
                                                    --------
Energy (18.7%):
     100     Amoco Corp..........................      8,694
      50     Ashland, Inc........................      2,319
     330     Atlantic Richfield Co...............     23,265
      50     Chevron Corp. (c)...................      3,697
     100     Dresser Industries, Inc. (c)........      3,725
     500     Exxon Corp..........................     30,748
     262     Mobil Corp..........................     18,307
     456     Royal Dutch Petroleum Co. (c).......     24,795
     100     Tenneco, Inc........................      4,519
     440     USX-Marathon Group..................     12,705
                                                    --------
                                                     132,774
                                                    --------
Financial Services (24.6%):
     170     Allstate Corp.......................     12,410
     239     BankAmerica Corp. (c)...............     15,430
      56     Bankboston Corp.....................      4,021
      60     Chase Manhattan Corp................      5,824
      63     Cigna Corp..........................     11,094
     220     Federal National Mortgage Assoc.....      9,598
     115     First Union Corp....................     10,638
      80     Fleet Financial Group, Inc. (c).....      5,060
     165     Great Western Financial Corp........      8,869
     130     Hartford Financial Services Group...     10,758
     100     J.P. Morgan & Co., Inc..............     10,438
     104     KeyCorp (c).........................      5,794
     110     Lincoln National Corp...............      7,081
     130     Mellon Bank Corp. (c)...............      5,866

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Financial Services, continued:
     116     Morgan Stanley Dean Witter
               Discover (c)......................   $  4,974
     245     NationsBank Corp....................     15,803
      50     Pacific Century Financial Corp......      2,313
      50     Southtrust Corp.....................      2,069
      50     SunTrust Banks, Inc.................      2,753
      40     TransAmerica Corp...................      3,743
     320     Travelers Group, Inc................     20,176
                                                    --------
                                                     174,712
                                                    --------
Health Care (4.0%):
      65     Aetna (c)...........................      6,654
      50     Bard C.R., Inc......................      1,816
     100     Baxter International, Inc...........      5,225
     100     Biomet, Inc. (c)....................      1,863
     100     Columbia/HCA Healthcare Corp. (c)...      3,931
     100     Healthsource, Inc. (b)..............      2,169
     118     Pharmacia & Upjohn, Inc. (c)........      4,083
      40     St. Jude Medical Center, Inc.
               (b)(c)............................      1,560
      25     United Healthcare Corp..............      1,300
                                                    --------
                                                      28,601
                                                    --------
Multi-Industry (0.4%):
      30     Loews Corp..........................      3,004
                                                    --------
Raw Materials (3.3%):
      81     Alumax, Inc. (b)....................      3,073
      40     Aluminum Co. of America (c).........      3,015
      50     B. F. Goodrich Co...................      2,166
     150     Cyprus Amax Minerals Co. (c)........      3,675
      31     Dow Chemical Co.....................      2,701
     220     Nalco Chemical Co. (c)..............      8,497
                                                    --------
                                                      23,127
                                                    --------
Retail (2.8%):
     150     Dillard Department Stores, Inc.,
               Class A...........................      5,194
     180     May Department Stores Co. (c).......      8,505
      50     Rite Aid Corp. (c)..................      2,494
     115     Toys R Us, Inc. (b)(c)..............      4,025
                                                    --------
                                                      20,218
                                                    --------
Shelter (2.7%):
     125     International Paper Co. (c).........      6,070
     150     Masco Corp. (c).....................      6,263
     127     Weyerhaeuser Co.....................      6,604
                                                    --------
                                                      18,937
                                                    --------
Technology (12.3%):
     100     Applied Materials, Inc. (b).........      7,081
      19     Boeing Co. (c)......................      1,003
     335     International Business Machines.....     30,195
     200     Litton Industries, Inc. (b).........      9,663

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Technology, continued:
      70     Lockheed Martin Corp................   $  7,249
      50     McDonnell Douglas Corp..............      3,425
     140     Motorola, Inc.......................     10,640
     100     National Semiconductor Corp. (b)....      3,063
     110     Rockwell International Corp.........      6,490
     100     Texas Instruments, Inc. (c).........      8,406
                                                    --------
                                                      87,215
                                                    --------
Transportation (0.4%):
      30     Burlington Northern Santa Fe
               Corp. (c).........................      2,696
                                                    --------
Utilities (10.9%):
     145     American Electric Power, Inc........      6,090
     108     Bell Atlantic Corp. (c).............      8,195
     200     BellSouth Corp......................      9,274
      72     Dominion Resources, Inc. of
               Virginia..........................      2,637
     280     Edison International................      6,965
      31     El Paso Natural Gas.................      1,688
     139     Enron Corp. (c).....................      5,673
     100     Florida Power & Light Group, Inc....      4,606

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Utilities, continued:
     100     General Public Utilities Corp.......   $  3,588
      82     GTE Corp............................      3,598
     200     MCI Communications Corp.............      7,656
      50     NYNEX Corp..........................      2,881
     112     SBC Communications, Inc.............      6,930
      87     Southern Co.........................      1,903
     110     Sprint Corp.........................      5,789
                                                    --------
                                                      77,473
                                                    --------
     Total Common Stocks                             664,073
                                                    --------
REPURCHASE AGREEMENTS (6.5%):
 $46,324     Prudential Securities, 6.05%,
               due 7/1/97 (collateralized by
               $63,935 various U.S. Government
               Securities, 5.71%-7.70%,
               6/23/98-5/1/25, market
               value--$47,476)...................     46,324
                                                    --------
     Total Repurchase Agreements                      46,324
                                                    --------
Total (Cost--$581,154) (a)                          $710,397
                                                    ========

------------

Percentages indicated are based on net assets of $710,276.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,392. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $130,950
                  Unrealized depreciation..................................................     (4,099)
                                                                                              --------
                  Net unrealized appreciation..............................................   $126,851
                                                                                              ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (95.5%):
Business Equipment & Services (0.6%):
     192     Olsten Corp.........................   $  3,732
                                                    --------
Capital Goods (5.6%):
      48     Belden, Inc.........................      1,635
      49     BW/IP Holdings, Inc.................        993
      27     Crane Co............................      1,141
      73     Durco International, Inc............      2,124
     127     Harsco Corp.........................      5,135
     153     Mark IV Industries, Inc.............      3,660
      59     Medusa Corp.........................      2,245
     213     Molex, Inc..........................      7,785
      87     Southdown, Inc......................      3,795
      51     Tecumseh Products Co................      3,066
      84     Teleflex, Inc.......................      2,631
                                                    --------
                                                      34,210
                                                    --------
Consumer Durable (1.3%):
     116     Arvin Industries, Inc...............      3,168
      55     Lear Corp. (b)......................      2,441
      40     Whirlpool Corp. (c).................      2,183
                                                    --------
                                                       7,792
                                                    --------
Consumer Non-Durable (5.1%):
      44     American Greetings Corp., Class A...      1,634
      85     Dean Foods Co.......................      3,432
      35     Dole Food, Inc......................      1,496
     125     Hormel Foods Corp...................      3,359
      60     Intimate Brands, Inc. (c)...........      1,260
      98     McCormick & Co., Inc................      2,475
      42     Newell Co...........................      1,664
      30     Smithfield Foods, Inc. (b)..........      1,845
      36     Sysco Corp..........................      1,314
     345     Tyson Foods, Inc., Class A..........      6,597
     110     Universal Corp......................      3,493
      81     Warnaco Group, Inc..................      2,582
                                                    --------
                                                      31,151
                                                    --------
Consumer Services (3.5%):
      32     Belo (A.H.) Corp., Series A.........      1,332
      40     Callaway Golf Co. (c)...............      1,420
      65     Hasbro, Inc. (c)....................      1,844
      34     Houghton Mifflin Co.................      2,270
     107     International Game Technologies.....      1,899
      31     King World Productions, Inc. (b)....      1,085
     143     MGM Grand, Inc. (b).................      5,291
      15     Washington Post Co..................      5,970
                                                    --------
                                                      21,111
                                                    --------
Energy (2.8%):
      52     Devon Energy Corp...................      1,911
     163     Mapco, Inc..........................      5,141
      66     Parker & Parsley Petroleum Co.
               (c)...............................      2,333

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Energy, continued:
      73     Valero Energy Corp. (c).............   $  2,657
      70     Vintage Petroleum, Inc..............      2,153
      80     Weatherford Enterra, Inc. (b).......      3,080
                                                    --------
                                                      17,275
                                                    --------
Financial Services (22.6%):
     118     A.G. Edwards, Inc...................      5,089
     194     Bear Stearns Co., Inc. (c)..........      6,632
      33     Capmac Holdings, Inc................      1,096
     105     Central Fidelity Banks, Inc. (c)....      3,738
     140     Crestar Financial Corp..............      5,443
      42     Equitable of Iowa Co................      2,374
     147     First American Bank Corp............      6,732
     180     First Security Corp.................      4,916
     111     First Tennessee National Corp.
               (c)...............................      5,304
      95     First Virginia Banks, Inc...........      5,706
     177     Firstar Corp........................      5,553
      60     Gatx Corp...........................      3,465
      92     Mercantile Bancorporation (c).......      5,589
      81     Mercantile Bankshares Corp..........      3,240
      41     National City Corp..................      2,126
     151     Pacific Century Financial Corp......      6,961
     188     Paine Webber Group, Inc.............      6,580
     117     PMI Group, Inc. (c).................      7,298
     164     Provident Co., Inc..................      8,774
     348     Regions Financial Corp..............     11,005
      84     Reliance Group Holdings, Inc........        998
     258     Southtrust Corp.....................     10,671
     149     Summit Bancorp (c)..................      7,469
      34     Transatlantic Holdings, Inc. (c)....      3,335
      66     Washington Mutual, Inc. (c).........      3,944
      52     Wilmington Trust Corp...............      2,379
                                                    --------
                                                     136,417
                                                    --------
Health Care (7.8%):
      48     Advanced Technology Labs, Inc.
               (b)...............................      2,064
      60     Bard C.R., Inc......................      2,179
     113     Bergen Brunswig Corp................      3,157
      86     Forest Laboratories, Class A (b)....      3,580
     160     Genzyme Corp. (b)(c)................      4,440
      20     HBO & Co............................      1,378
      97     Healthsource, Inc. (b)..............      2,099
      62     Hillenbrand Industry, Inc...........      2,945
     115     McKesson Corp. (c)..................      8,914
     276     Mylan Laboratories (c)..............      4,067
      55     Pacificare Health (b)(c)............      3,509
     165     Vencor, Inc. (b)(c).................      7,136
      40     Watson Pharmaceutical, Inc. (b).....      1,690
                                                    --------
                                                      47,158
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Raw Materials (7.2%):
      89     Albemarle Corp......................   $  1,875
      57     Allegheny Teledyne, Inc.............      1,539
      91     Alumax, Inc. (b)....................      3,452
      43     B. F. Goodrich Co...................      1,862
      96     Crompton & Knowles Corp.............      2,136
     132     Ferro Corp..........................      4,881
      23     Fuller (H. B.) Co...................      1,238
      98     Hanna (M.A.) Co.....................      2,831
     150     Lubrizol Corp.......................      6,289
      46     Nalco Chemical Co...................      1,777
     120     Olin Corp...........................      4,688
      75     Schulman, Inc.......................      1,835
      54     Sigma-Aldrich Corp..................      1,893
     154     Wellman, Inc........................      2,676
     129     Witco Corp..........................      4,894
                                                    --------
                                                      43,866
                                                    --------
Retail (4.6%):
      89     Apple South, Inc. (c)...............      1,350
     132     Cracker Barrel......................      3,498
     138     Family Dollar Stores................      3,747
      81     Fred Meyer, Inc. (b)(c).............      4,171
      66     Hannaford Brothers Co...............      2,344
      70     Just For Feet, Inc. (b)(c)..........      1,221
     320     Officemax, Inc. (b).................      4,620
      96     Outback Steakhouse, Inc. (b)........      2,322
      33     Sbarro, Inc.........................        910
      50     Toys R Us, Inc. (b).................      1,750
      55     Waban, Inc. (b).....................      1,770
                                                    --------
                                                      27,703
                                                    --------
Shelter (3.0%):
      82     Bowater, Inc........................      3,793
      41     Consolidated Papers, Inc............      2,225
     168     Kaufman & Broad Home Corp...........      2,951
      87     P.H. Glatfelter and Co..............      1,740
     137     Pentair, Inc........................      4,509
      69     Rayonier, Inc.......................      2,894
                                                    --------
                                                      18,112
                                                    --------
Technology (8.4%):
      33     Advanced Micro Devices, Inc. (b)....      1,188
      97     Analog Devices, Inc. (b)(c).........      2,578
     100     Arrow Electronics, Inc. (b).........      5,318
     121     Avnet, Inc..........................      6,929
      16     Compaq Computer Corp. (b)(c)........      1,588
      44     Lattice Semiconductor Corp. (b).....      2,486
      46     Litton Industries, Inc. (b).........      2,222
     126     Octel Communications Corp. (b)......      2,963
     100     Orbital Sciences Corp. (b)..........      1,595

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
                                   COMMON STOCKS, CONTINUED:
Technology, continued:
     220     Quantum Corp. (b)(c)................   $  4,483
      33     Seagate Technology, Inc. (b)........      1,161
      93     Storage Technology Corp. (b)........      4,152
      81     Stratus Computer (b)................      4,025
     200     Teradyne, Inc. (b)..................      7,849
      36     Thiokol Corp........................      2,520
                                                    --------
                                                      51,057
                                                    --------
Transportation (2.0%):
      53     APL Ltd.............................      1,656
     100     ASA Holdings, Inc...................      2,863
     137     CNF Transportation, Inc.............      4,418
      31     Kansas City Southern Industries.....      2,000
      57     Yellow Corp. (b)....................      1,275
                                                    --------
                                                      12,212
                                                    --------
Utilities (21.0%):
      62     AES Corp. (b).......................      4,387
     119     AGL Resources.......................      2,448
     266     Allegheny Power Systems, Inc........      7,099
     140     American Water Works, Inc. (c)......      2,993
      98     Brooklyn Union Gas..................      2,817
      60     Calenergy, Inc. (b).................      2,280
     170     Century Telephone Enterprises.......      5,727
      96     Cincinnati Bell, Inc. (c)...........      3,024
     102     Cinergy Corp........................      3,551
     251     CMS Energy Corp. (c)................      8,849
     292     Edison International................      7,273
      78     El Paso Natural Gas.................      4,290
      70     Florida Power & Light Group, Inc....      3,224
      85     General Public Utilities Corp.......      3,049
      99     Kansas City Power & Light...........      2,829
     263     L G & E Energy Corp.................      5,798
     139     MCN Corp. (c).......................      4,257
     168     Midamerican Energy Holdings Co......      2,909
     118     Montana Power Co....................      2,731
     132     National Fuel Gas Co................      5,536
     402     Nextel Communications, Inc.,
               Class A (b)(c)....................      7,603
     103     Nipsco Industries, Inc. (c).........      4,255
     235     Pinnacle West Capital...............      7,053
     164     Public Service Co. of Colorado
               (c)...............................      6,806
     120     Questar Corp........................      4,845
      84     Scana Corp..........................      2,084
      75     Southwestern Public Service Co......      2,960
     260     Teco Energy, Inc. (c)...............      6,646
                                                    --------
                                                     127,323
                                                    --------
  Total Common Stocks............................    579,119
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
DISCIPLINED VALUE FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
REPURCHASE AGREEMENTS (4.8%):
  29,318     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $29,953
               various U.S. Government
               Securities, 0.00% - 9.25%,
               2/15/98 - 7/15/17, market value --
               $29,905)..........................   $ 29,318
                                                    --------
  Total Repurchase Agreements                         29,318
                                                    --------
Total (Cost--$510,158) (a)                          $608,437
                                                    ========

Percentages indicated are based on net assets of $606,710.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $224. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $101,949
                  Unrealized depreciation..................................................     (3,894)
                                                                                              --------
                  Net unrealized appreciation..............................................   $ 98,055
                                                                                              ========

(b) Non-income producing securities.

(c) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------    ---------------------------------   ----------
COMMON STOCKS (98.1%):
Business Equipment & Services (1.8%):
     240     Automatic Data Processing, Inc.
               (c)............................   $   11,280
      35     Computer Sciences Corp. (b)......        2,524
     190     Interpublic Group Co., Inc.......       11,650
                                                 ----------
                                                     25,454
                                                 ----------
Capital Goods (9.2%):
     340     Emerson Electric Co..............       18,721
      40     Fluor Corp.......................        2,208
   1,100     General Electric Co..............       71,912
      85     Honeywell, Inc...................        6,449
     100     Illinois Tool Works..............        4,994
     150     Ingersoll Rand Co................        9,263
     187     Molex, Inc. (c)..................        6,844
      50     Thermo Electron Corp. (b)(c).....        1,700
     105     Tyco International, Ltd. (c).....        7,304
                                                 ----------
                                                    129,395
                                                 ----------
Consumer Durable (0.2%):
     105     Autozone, Inc. (b)...............        2,474
                                                 ----------
Consumer Non-Durable (20.6%):
     220     Anheuser Busch Co., Inc. (c).....        9,226
     745     Coca Cola Co.....................       51,976
     270     Colgate Palmolive Co. (c)........       17,618
      95     CPC International................        8,770
     135     Eastman Kodak Co.................       10,361
     195     Gillette Co......................       18,533
     410     H.J. Heinz Co....................       18,911
      50     Hershey Foods Corp...............        2,766
      30     International Flavors &
               Fragrances, Inc................        1,515
      80     Newell Co........................        3,170
     100     Nike, Inc., Class B (c)..........        5,838
     690     PepsiCo, Inc.....................       25,918
   1,020     Philip Morris Co., Inc...........       45,263
      70     Pioneer Hi-Bred International,
               Inc............................        5,600
     250     Proctor & Gamble Co..............       35,313
      25     Quaker Oats Co...................        1,122
     250     Sara Lee, Corp...................       10,406
     175     Sysco Corp.......................        6,388
      50     Unilever N V.....................       10,703
                                                 ----------
                                                    289,397
                                                 ----------
Consumer Services (5.9%):
      20     Comcast Corp., Class A...........          428
     170     CUC International, Inc. (b)(c)...        4,388
     160     Gannett, Inc.....................       15,800
     180     Hilton Hotels Corp...............        4,781
     175     Mattel, Inc. (c).................        5,928

SHARES OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------    ---------------------------------   ----------
COMMON STOCKS, CONTINUED:
Consumer Services, continued:
     270     McGraw-Hill Co., Inc.............   $   15,879
     305     Time Warner, Inc.................       14,716
     250     Walt Disney Co...................       20,063
                                                 ----------
                                                     81,983
                                                 ----------
Energy (1.7%):
      50     Halliburton Co...................        3,963
      20     Mobil Corp.......................        1,398
      90     Schlumberger Ltd.................       11,249
     100     Union Pacific Resources Group,
               Inc............................        2,488
     105     Unocal Corp......................        4,075
                                                 ----------
                                                     23,173
                                                 ----------
Financial Services (6.8%):
     125     American Express Co..............        9,313
     175     American International Group,
               Inc............................       26,139
      40     Charles Schwab Corp..............        1,628
     185     Chase Manhattan Corp.............       17,957
     490     Federal National Mortgage
               Assoc..........................       21,376
      60     First Union Corp.................        5,550
      40     J.P. Morgan & Co., Inc...........        4,175
      50     Marsh & McLennan Co..............        3,569
      90     U.S. Bancorp.....................        5,771
                                                 ----------
                                                     95,478
                                                 ----------
Health Care (19.5%):
     365     Abbott Labs......................       24,364
     305     Alza Corp. (b)(c)................        8,826
     160     American Home Products Co........       12,240
     140     Amgen, Inc. (b)..................        8,138
      45     Baxter International, Inc........        2,351
      70     Boston Scientific Corp. (b)(c)...        4,301
     360     Bristol Myers Squibb Co..........       29,160
     100     Cardinal Health, Inc. (c)........        5,725
      95     Columbia/HCA Healthcare Corp.
               (c)............................        3,735
     240     Elan Corp., PLC (b)(c)...........       10,860
     220     Eli Lilly & Co...................       24,049
      10     Guidant Corp.....................          850
     100     Healthsouth Corp. (b)(c).........        2,494
     395     Johnson & Johnson (c)............       25,428
     135     Medtronic, Inc...................       10,935
     470     Merck & Co., Inc.................       48,643
     235     Pfizer, Inc......................       28,083
     230     Schering Plough Corp.............       11,011
     100     Warner Lambert Co................       12,425
                                                 ----------
                                                    273,618
                                                 ----------
Multi-Industry (1.6%):
      60     Allied Signal, Inc. (c)..........        5,040
     165     Minnesota Mining & Manufacturing
               Co.............................       16,830
                                                 ----------
                                                     21,870
                                                 ----------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULEOF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------    ---------------------------------   ----------
COMMON STOCKS, CONTINUED:
Raw Materials (4.1%):
      85     Air Products & Chemical, Inc.....   $    6,906
     375     Du Pont (EI) de Nemours & Co.....       23,578
     240     Monsanto Co......................       10,335
     225     Nalco Chemical Co................        8,691
     340     Pall Corp. (c)...................        7,905
                                                 ----------
                                                     57,415
                                                 ----------
Retail (5.6%):
      60     Dayton Hudson Corp. (c)..........        3,191
     140     Gap, Inc. (c)....................        5,443
     210     Home Depot, Inc..................       14,477
     175     Kroger Co. (b)...................        5,075
      30     May Department Stores Co.........        1,418
     290     McDonald's Corp..................       14,011
     890     Wal-Mart Stores, Inc.............       30,092
      90     Walgreen Co......................        4,826
                                                 ----------
                                                     78,533
                                                 ----------
Shelter (1.3%):
     360     Kimberly Clark Corp..............       17,910
                                                 ----------
Technology (16.2%):
      15     3Com Corp. (b)(c)................          675
      40     Applied Materials, Inc. (b)......        2,833
      70     Cabletron Systems, Inc. (b)......        1,982
     330     Cisco Systems, Inc. (b)..........       22,151
     110     Compaq Computer Corp.(b)(c)......       10,918
      95     Computer Associates
               International, Inc.............        5,290
      70     Dell Computer Corp. (b)..........        8,221

SHARES OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------    ---------------------------------   ----------
COMMON STOCKS, CONTINUED:
Technology, continued:
     390     Hewlett Packard Co...............   $   21,840
     313     Intel Corp.......................       44,387
      80     International Business
               Machines.......................        7,215
     250     Lucent Technologies, Inc.........       18,016
     480     Microsoft Corp. (b)..............       60,659
      75     Northern Telecom, Ltd............        6,825
     200     Oracle Corp. (b).................       10,075
      45     Parametric Technology Corp.
               (b)............................        1,915
      40     Texas Instruments, Inc...........        3,363
                                                 ----------
                                                    226,365
                                                 ----------
Utilities (3.6%):
      25     Enron Corp. (c)..................        1,020
     370     GTE Corp.........................       16,234
     350     SBC Communications, Inc..........       21,656
     380     WorldCom, Inc. (b)...............       12,160
                                                 ----------
                                                     51,070
                                                 ----------
  Total Common Stocks                             1,374,135
                                                 ----------
REPURCHASE AGREEMENTS (2.0%):
$ 28,027     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by
               $28,883 various U.S. Government
               Securities, 0.00%-5.75%,
               9/25/97-10/31/00, market value
               -- $28,588)....................       28,027
  Total Repurchase Agreements                        28,027
                                                 ----------
  Total (Cost--$953,962) (a)                     $1,402,162
                                                 ==========

------------

Percentages indicated are based on net assets of $1,401,042.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $700. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $450,466
                  Unrealized depreciation..................................................     (2,966)
                                                                                              --------
                  Net unrealized appreciation..............................................   $447,500
                                                                                              ========

(b) Non-income producing securities.
(c) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (93.4%):
Business Equipment & Services (13.9%):
     134     America Online, Inc. (b)............   $  7,426
     112     Cintas Corp.........................      7,714
     227     Equifax, Inc........................      8,427
      58     Fiserv, Inc. (b)....................      2,579
      71     Gtech Holdings Corp. (b)............      2,299
     115     Herman Miller, Inc..................      4,126
      27     HNC Software, Inc. (b)(c)...........      1,014
       0     Imnet Systems, Inc. (b)(c)(d).......          3
     172     Manpower, Inc.......................      7,667
     278     Office Depot, Inc. (b)..............      5,408
     141     Omnicom Group, Inc..................      8,714
     235     Paychex, Inc. (c)...................      8,938
     128     Reynolds & Reynolds Co..............      2,011
     317     Staples, Inc. (b)(c)................      7,375
     108     Sterling Commerce, Inc. (b).........      3,558
     114     Sungard Data Systems, Inc. (b)(c)...      5,292
     268     U.S.A. Waste Services, Inc.
               (b)(c)............................     10,343
      81     Wallace Computer Services...........      2,438
     114     World Access, Inc. (b)..............      2,337
                                                    --------
                                                      97,669
                                                    --------
Capital Goods (4.0%):
     108     Diebold, Inc........................      4,203
      43     Federal Signal Corp.................      1,088
      93     Hubbell, Inc., Class B..............      4,101
      33     Precision Castparts Co..............      1,974
     100     Sundstrand Corp.....................      5,581
     277     United States Filter Corp. (b)(c)...      7,551
      75     York International Corp.............      3,445
                                                    --------
                                                      27,943
                                                    --------
Consumer Durable (1.8%):
     111     Danaher Corp. (c)...................      5,620
     142     Harley-Davidson, Inc. (c)...........      6,793
                                                    --------
                                                      12,413
                                                    --------
Consumer Non-Durable (7.6%):
     691     Coca-Cola Enterprises (c)...........     15,883
      95     Dial Corp...........................      1,484
      75     Dole Food, Inc. (c).................      3,211
     394     Flowers Industries, Inc.............      6,621
       4     General Cigar Holdings, Inc.
               (b)(c)............................        112
      83     Interstate Bakeries Co. (c).........      4,899
     105     Intimate Brands, Inc. (c)...........      2,203
      92     Jones Apparel Group, Inc. (b).......      4,383
      41     Lancaster Colony Corp...............      1,998
     100     McCormick & Co., Inc................      2,533
       1     Nike, Inc., Class B.................         82

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Consumer Non-Durable, continued:
      68     Nine West Group, Inc. (b)(c)........   $  2,601
      72     Payless Shoesource, Inc. (b)........      3,948
      95     Unifi, Inc..........................      3,562
                                                    --------
                                                      53,520
                                                    --------
Consumer Services (3.5%):
      52     Belo (A.H.) Corp., Series A.........      2,169
     142     Callaway Golf Co. (c)...............      5,027
      96     Hasbro, Inc. (c)....................      2,735
     236     International Game Technologies.....      4,193
     341     Mirage Resorts, Inc. (b)(c).........      8,619
      48     Promus Hotel Corp. (b)..............      1,868
                                                    --------
                                                      24,611
                                                    --------
Energy (8.2%):
     108     Anadarko Petroleum Corp.............      6,498
     151     Apache Corp. (c)....................      4,891
      73     BJ Services Co.(b)(c)...............      3,931
      99     Ensco International, Inc. (b)(c)....      5,212
     261     Global Marine, Inc. (b)(c)..........      6,057
     115     Nabors Industries, Inc. (b)(c)......      2,856
      50     Noble Affiliates, Inc...............      1,915
     203     Noble Drilling Corp. (b)(c).........      4,578
      71     Reading & Bates Corp. (b)...........      1,905
      55     Smith International, Inc. (b).......      3,311
      38     Tidewater, Inc......................      1,650
     307     Tosco Corp..........................      9,183
      57     Transocean Offshore, Inc............      4,140
      58     Varco International, Inc. (b).......      1,874
                                                    --------
                                                      58,001
                                                    --------
Financial Services (12.3%):
     234     AFLAC, Inc..........................     11,038
      71     Capital One Financial Corp. (c).....      2,695
      69     Charles Schwab Corp. (c)............      2,795
     201     Franklin Resources, Inc. (c)........     14,571
     269     Imperial Credit Industries, Inc.
               (b)...............................      5,531
     199     Northern Trust Corp. (c)............      9,607
      96     Price (T. Rowe) Associates..........      4,971
     193     Progressive Corp.- Ohio.............     16,810
     124     Robert Half International, Inc.
               (b)(c)............................      5,826
       0     St. Paul Co., Inc. (c)(d)...........          8
      50     State Street Corp...................      2,294
     145     SunAmerica, Inc. (c)................      7,049
     126     The Money Store, Inc. (c)...........      3,603
                                                    --------
                                                      86,798
                                                    --------
Health Care (7.9%):
     105     Allegiance Corp.....................      2,859
      50     Apria Healthcare Group, Inc.
               (b)(c)............................        888
     150     Biogen, Inc. (b)....................      5,088
      33     Cardinal Health, Inc. (c)...........      1,866

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Health Care, continued:
     123     Centocor, Inc. (b)..................   $  3,811
     264     Chiron Corp. (b)(c).................      5,501
      58     Dentsply International, Inc.........      2,847
      88     Health Care & Retirement Corp.
               (b)...............................      2,934
      57     Healthcare Compare Corp. (b)(c).....      2,959
     105     Hillenbrand Industry, Inc...........      4,964
     147     Oxford Health Plans, Inc. (b).......     10,517
      40     R. P. Scherer Corp. (b).............      2,065
     183     Stryker Corp. (c)...................      6,396
      71     Watson Pharmaceutical, Inc. (b).....      2,983
                                                    --------
                                                      55,678
                                                    --------
Multi-Industry (0.6%):
     103     Hartford Life, Inc. (b).............      3,859
      10     Rambus, Inc. (b)(c).................        446
                                                    --------
                                                       4,305
                                                    --------
Raw Materials (1.4%):
     145     Airgas, Inc. (b)(c).................      2,863
      52     Betzdearborn, Inc...................      3,445
      29     Crompton & Knowles Corp.............        643
      29     Cytec Industries, Inc. (b)..........      1,080
      31     Lyondell Petrochemical (c)..........        683
      80     RPM, Inc. (c).......................      1,470
                                                    --------
                                                      10,184
                                                    --------
Retail (6.5%):
      82     Bed Bath & Beyond, Inc. (b)(c)......      2,485
      96     Claire's Stores, Inc................      1,678
      14     CompUSA, Inc. (b)(c)................        310
     169     Consolidated Stores Co. (b).........      5,885
     260     Dollar General Corp.................      9,767
     691     Just For Feet, Inc. (b)(c)..........     12,053
      92     Kohl's Corp. (b)....................      4,854
      60     Lands End, Inc. (b).................      1,778
      76     Outback Steakhouse, Inc. (b)........      1,846
      67     Starbucks Corp. (b)(c)..............      2,589
      18     Sunglass Hut International, Inc.
               (b)(c)............................        112
      57     Tiffany & Co........................      2,633
                                                    --------
                                                      45,990
                                                    --------
Shelter (2.8%):
      45     Hon Industries......................      1,991
     170     Leggett & Platt, Inc................      7,327
      71     Redwood Trust, Inc. (c).............      3,315
      81     Sealed Air Corp. (b)................      3,829
     215     Sunstone Hotel Investors, Inc.......      3,116
                                                    --------
                                                      19,578
                                                    --------
Technology (19.2%):
     262     3Com Corp. (b)......................     11,781

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
Technology, continued:
     160     ADC Telecommunications, Inc. (b)....   $  5,343
     207     Advanced Fibre Communication
               (b)(c)............................     12,474
     133     Advanced Micro Devices, Inc. (b)....      4,770
     199     Altera Corp. (b)(c).................     10,039
      83     American Power Conversion (b).......      1,583
     109     Analog Devices, Inc. (b)(c).........      2,883
      19     Applied Materials, Inc. (b).........      1,353
     262     Ascend Communications, Inc.
               (b)(c)............................     10,312
     193     Atmel Corp. (b)(c)..................      5,393
     195     BMC Software, Inc. (b)..............     10,776
     197     Cadence Design Systems, Inc.
               (b)(c)............................      6,613
      50     Cascade Communications Corp. (b)....      1,378
     185     Compuware Corp. (b).................      8,815
      29     Dell Computer Corp. (b).............      3,441
      89     Electronic Arts, Inc. (b)...........      2,989
      31     Hewlett Packard Co..................      1,708
     288     Informix Corp. (b)..................      2,592
      47     Integrated Device Technology, Inc.
               (b)...............................        494
       9     KLA-Tencor Corp. (b)................        453
      72     Linear Technology Corp..............      3,710
      59     Maxim Integrated Products, Inc.
               (b)...............................      3,373
      70     Solectron Corp. (b).................      4,900
      63     Structural Dynamics (b).............      1,649
      24     Symbol Technologies, Inc. (b)(c)....        800
     229     Teradyne, Inc. (b)..................      8,996
      43     Varian Associates, Inc..............      2,338
     101     Xilinx, Inc. (b)(c).................      4,936
                                                    --------
                                                     135,892
                                                    --------
Transportation (0.6%):
     117     Illinois Central Corp...............      4,077
                                                    --------
Utilities (3.1%):
     219     360 Communications Co. (b)..........      3,749
     201     AES Corp. (b)(c)....................     14,199
      29     LCI International, Inc. (b).........        632
     115     Seagull Energy Corp. (b)............      2,014
      35     Southern New England
               Telecommunications, Inc...........      1,353
                                                    --------
                                                      21,947
                                                    --------
     Total Common Stocks                             658,606
                                                    --------
PREFERRED STOCKS (1.3%):
Financial Services (0.1%):
      38     Arm Financial Group, Inc., Class A
               (c)...............................        760
                                                    --------
Oil & Gas Exploration (0.4%):
      81     Sante Fe International Corp.........      2,754
                                                    --------
Retail (0.7%):
     169     Polo Ralph Lauren Corp..............      4,626
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
PREFERRED STOCKS, CONTINUED:
Technology (0.1%):
      15     Aris Corp...........................   $    317
      20     Great Plains Software, Inc. (c).....        527
                                                    --------
                                                         844
                                                    --------
   Total Preferred Stocks                              8,984
                                                    --------
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
REPURCHASE AGREEMENTS (5.6%):
 $39,449     Prudential Securities, 6.05%, 7/1/97
               (Collateralized by $49,148 various
               U.S. Government Securities,
               5.75%-6.01%, 10/31/00-8/1/34,
               market value--$40,519)............   $ 39,449
                                                    --------
   Total Repurchase Agreements                        39,449
                                                    --------
Total (Cost--$611,506) (a)                          $707,039
                                                    ========

------------

Percentages indicated are based on net assets of $704,690.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $3,969. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $103,914
                  Unrealized depreciation..................................................    (12,350)
                                                                                              --------
                  Net unrealized appreciation..............................................   $ 91,564
                                                                                              ========

(b) Non-income producing securities.
(c) A portion of this security was loaned as of June 30, 1997.
(d) Amount less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
COMMON STOCKS (95.3%):
Business Equipment & Services (11.9%):
      25     Accustaff, Inc. (b) (c)..............   $   592
      50     Acxiom Corp. (b) (c).................     1,025
      25     Billing Information Concepts (b).....       872
      15     Central Parking Corp.................       522
     100     Communications Central, Inc. (b).....     1,100
      15     Computational Systems, Inc. (b)......       208
      45     Concord EFS, Inc. (b)................     1,164
      30     Corrections Corp. of America (b)
               (c)................................     1,193
      30     Imnet Systems, Inc. (b) (c)..........       932
      20     Norrell Corp.........................       660
      30     Nova Corp. (b).......................       778
      35     Stewart Enterprises, Inc., Class A...     1,470
      10     Stone & Webster, Inc.................       427
      45     World Access, Inc. (b)...............       923
                                                     -------
                                                      11,866
                                                     -------
Capital Goods (3.3%):
      20     Blount International, Inc............       851
      15     Ionics, Inc. (b).....................       683
      13     Kent Electronics Corp. (b)...........       477
      25     Kuhlman Corp.........................       806
      15     Wabash National Corp.................       418
                                                     -------
                                                       3,235
                                                     -------
Commercial Services (0.2%):
      10     Pierce Leahy Corp. (b)...............       180
                                                     -------
Consumer Durable (1.2%):
      75     Miller Industries, Inc. (b)..........     1,200
                                                     -------
Consumer Non-Durable (6.9%):
      15     Coca-Cola Bottling Co................       728
      20     Dekalb Genetics Corp.................     1,594
       6     Earthgrains Co.......................       393
      38     K & G Men's Center, Inc. (b).........       816
      15     Nautica Enterprises, Inc. (b)........       397
      12     Richfood Holdings....................       312
      12     Smithfield Foods, Inc. (b)...........       738
      24     Westpoint Stevens, Inc. (b)..........       939
      30     Wolverine World Wide, Inc............       911
                                                     -------
                                                       6,828
                                                     -------
Consumer Services (4.4%):
      30     Action Performance Co., Inc. (b).....       728
      22     Grand Casinos (b)....................       325
      35     International Family Entertainment,
               Class B (b)........................     1,202
      25     International Speedway Corp. (b)
               (c)................................       491
      15     Regal Cinemas, Inc. (b)..............       495
      30     Sturm, Ruger & Co....................       589
      25     Suburban Lodges of America (b).......       525
                                                     -------
                                                       4,355
                                                     -------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
COMMON STOCKS, CONTINUED:
Energy (9.0%):
      10     Devon Energy Corp....................   $   368
       6     Diamond Offshore Drilling (b)........       467
      10     Falcon Drilling Co., Inc. (b)........       576
      15     Global Industries Ltd. (b)...........       350
      33     Maverick Tube Corp. (b)..............     1,218
      36     Newpark Resources, Inc. (b)..........     1,215
      10     Ocean Energy, Inc. (b)...............       463
      20     Patterson Energy, Inc. (b)...........       908
      30     Pride Petroleum Services, Inc. (b)...       720
       7     Saint Mary Land and Exploration......       246
       5     Seacor Holdings, Inc. (b) (c)........       235
      10     Snyder Oil Corp......................       184
      32     Stone Energy Corp. (b)...............       876
      25     Trico Marine Services, Inc. (b)......       545
      20     United Meridian Corp. (b)............       600
                                                     -------
                                                       8,971
                                                     -------
Financial Services (16.6%):
      50     Alabama National Bankcorp............     1,119
      50     Amresco, Inc. (b)....................     1,075
      50     Bankunited Financial Corp. (b).......       494
       7     Cenit Bancorp, Inc...................       341
      25     Central Fidelity Banks, Inc..........       888
      16     Charter One Financial, Inc. (c)......       862
      20     Colonial BancGroup, Inc..............       485
      26     Cooperative Bankshares, Inc. (b).....       546
      23     Cullen/Frost Bankers, Inc............       975
      22     Deposit Guaranty Corp................       693
      30     Eagle Bancshares, Inc................       536
      30     First American Corp..................     1,151
      40     First Financial Holdings, Inc........     1,280
      20     First Liberty Financial Corp.........       430
      25     Protective Life Corp.................     1,256
      15     Raymond James Financial (b)..........       411
      35     Sirrom Capital Corp..................     1,208
      38     Triad Guaranty, Inc. (b).............     1,699
      15     United Cos. Financial Corp. (c)......       394
      18     Whitney Holding Corp.................       761
                                                     -------
                                                      16,604
                                                     -------
Health Care (9.6%):
      20     Alpharma, Inc........................       319
       9     Ballard Medical Products.............       181
      20     Core Laboratories N.V. (b)...........       520
      30     Cryolife, Inc. (b)...................       358
       6     Envoy Corp. (b) (c)..................       200
      18     Genesis Health (b) (c)...............       608
      20     Gulf South Medical Supply (b)........       390
      15     Invacare Corp........................       351
       7     Mentor Corp..........................       216
      22     Neoprobe Corp. (b)...................       308
      10     North American Vaccine, Inc. (b)
               (c)................................       193

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
COMMON STOCKS, CONTINUED:
Health Care, continued:
      40     Omnicare, Inc........................   $ 1,253
      30     Phycor, Inc. (b) (c).................     1,033
       9     Protein Design Labs, Inc. (b)........       257
      10     Quorum Health Group, Inc. (b)........       358
      24     Roberts Pharmaceutical Corp. (b).....       269
       9     Safeskin Corp. (b)...................       265
      10     Spine-Tech, Inc. (b).................       371
      11     Steris Corp. (b).....................       392
      40     Summit Technology, Inc. (b)..........       265
      12     Sunrise Assisted Living (b)..........       420
      14     Sybron International Corp. (b).......       558
       8     Tecnol Medical Products (b)..........       178
       8     Vertex Pharmaceuticals, Inc. (b).....       306
                                                     -------
                                                       9,569
                                                     -------
Raw Materials (2.6%):
      25     Chemfirst, Inc.......................       678
      20     Coeur D'Alene Mines Corp. (b)........       259
      10     Cytec Industries, Inc. (b)...........       374
       8     Mississippi Chemical Corp............       173
      35     Quanex Corp..........................     1,074
                                                     -------
                                                       2,558
                                                     -------
Retail (6.6%):
      37     Compucom Systems, Inc. (b)...........       264
      35     CompUSA, Inc. (b) (c)................       750
      20     Gymboree Corp. (b)...................       480
      30     Heilig Meyers Co.....................       589
      30     Hibbet Sporting Goods, Inc. (b)......       540
      40     Just For Feet, Inc. (b)..............       698
      20     Landry's Seafood Restaurants, Inc.
               (b)................................       460
      30     Michaels Stores, Inc. (b) (c)........       636
       7     O'Reilly Automotive, Inc. (b)........       270
      20     Pier 1 Imports, Inc..................       530
      12     Proffitts, Inc. (b) (c)..............       527
      15     Ruby Tuesday, Inc. (b)...............       337
      15     Stein Mart, Inc. (b).................       450
                                                     -------
                                                       6,531
                                                     -------
Shelter (2.5%):
      24     Caraustar Industries, Inc............       831
      15     Ethan Allen Interiors, Inc...........       855
      20     Oakwood Homes Corp...................       480
      35     Southern Energy Homes, Inc. (b)......       319
                                                     -------
                                                       2,485
                                                     -------
Technology (15.9%):
      30     Aspect Telecommunications, Inc.
               (b)................................       668
      25     Benchmark Electronics, Inc. (b)......     1,008
      20     Cadence Design Systems, Inc. (b)
               (c)................................       670
      20     Comverse Technology, Inc. (b) (c)....     1,014
      30     Datastream Systems, Inc. (b).........       465

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
COMMON STOCKS, CONTINUED:
Technology, continued:
       4     Dell Computer Corp. (b)..............   $   411
      24     Digital Microwave Corp. (b)..........       720
      40     Harbinger Corp. (b)..................     1,120
      25     Intercel, Inc. (b)...................       344
      14     Kemet Corp. (b)......................       348
      17     Komag, Inc. (b)......................       270
      11     Kulicke & Soffa Industries (b).......       357
      10     Lattice Semiconductor Corp. (b)......       565
      14     Microchip Technology, Inc. (b).......       417
      15     Network General Corp. (b)............       223
      60     Network Long Distance, Inc. (b)......       563
       7     Novellus Systems, Inc. (b)...........       606
      13     Oak Industries (b)...................       374
      17     Read-Rite Corp. (b)..................       355
      15     Sanmina Corp. (b) (c)................       953
      12     SCI Systems, Inc. (b) (c)............       765
      13     Sterling Software (b)................       406
      20     Symmetricom, Inc. (b)................       288
      46     Tech Data Corp. (b)..................     1,444
      25     Teradyne, Inc. (b)...................       981
      22     VLSI Technology, Inc. (b)............       520
                                                     -------
                                                      15,855
                                                     -------
Transportation (2.4%):
      20     ASA Holdings, Inc....................       573
      25     Halter Marine Group, Inc. (b)........       600
      25     Heartland Express, Inc. (b)..........       588
      25     MS Carriers, Inc. (b)................       627
                                                     -------
                                                       2,388
                                                     -------
Utilities (2.2%):
      13     K N Energy, Inc......................       548
      50     LCI International, Inc. (b)..........     1,094
      20     Rural Cellular Corp. Class A (b).....       206
      25     Southwestern Energy Co...............       325
                                                     -------
                                                       2,173
                                                     -------
Total Common Stocks                                   94,798
                                                     -------
PREFERRED STOCKS (2.6%):
Computer Software (0.3%):
       8     National Data Corp...................       347
                                                     -------
Financial Services (1.7%):
      20     CCB Financial Corp. (c)..............     1,461
       5     Southwest Securities Group, Inc......        98
                                                     -------
                                                       1,559
                                                     -------
Oil & Gas Exploration (0.5%):
      50     Comstock Resources, Inc..............       522
                                                     -------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
PREFERRED STOCKS, CONTINUED:
Telecommunications (0.1%):
      7      Gray Communications Systems, Inc.
               Class B............................   $   142
                                                     -------
Total Preferred Stocks                                 2,570
                                                     -------
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
REPURCHASE AGREEMENTS (2.6%):
   2,589     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $2,557
               U.S. Treasury Note, 6.88%, 5/15/06,
               market value -- $2,641)............   $ 2,589
                                                     -------
Total Repurchase Agreements                            2,589
                                                     -------
Total (Cost--$75,832) (a)                            $99,957
                                                     =======

------------

Percentages indicated are based on net assets of $99,452
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $25,837
                  Unrealized depreciation..................................................    (1,712)
                                                                                              -------
                  Net unrealized appreciation..............................................   $24,125
                                                                                              =======

(b)  Non-income producing securities.
(c)  A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS (96.9%):
ARGENTINA (0.7%):
Automotive (0.0%):
      29     CIADEA SA...........................   $    126
                                                    --------
Beverages & Tobacco (0.0%):
       0     Buenos Aires Embottelladora SA,
               Class B (b)(d)....................         27
                                                    --------
Oil & Gas Exploration, Production & Services (0.4%):
     117     Perez Companc SA....................        931
      33     YPF Sociedad Anonima................        999
                                                    --------
                                                       1,930
                                                    --------
Telecommunications (0.3%):
      89     Telecom Argentina SA, Class B.......        463
     215     Telefonica de Argentina SA, Class
               B.................................        742
                                                    --------
                                                       1,205
                                                    --------
             Total Argentina.....................      3,288
                                                    --------
AUSTRALIA (2.1%):
Banking (0.5%):
     120     National Australia Bank Ltd.........      1,703
     171     Westpac Banking Corp., Ltd..........      1,020
                                                    --------
                                                       2,723
                                                    --------
Broadcasting & Publishing (0.2%):
     157     News Corp., Ltd.....................        745
                                                    --------
Building Products (0.4%):
     221     Boral Ltd...........................        689
     135     CSR Ltd.............................        520
     131     Pioneer International Ltd...........        503
                                                    --------
                                                       1,712
                                                    --------
Diversified (0.1%):
      82     Southcorp Holdings Ltd..............        305
                                                    --------
Metals (0.1%):
     229     M.I.M. Holdings Ltd.................        336
      36     RGC Ltd.............................        130
                                                    --------
                                                         466
                                                    --------
Metals & Mining (0.4%):
      68     Aberfoyle Ltd.......................        189
     111     Aud Normandy Mining Ltd.............        124
     105     Broken Hill Proprietary Co. Ltd.....      1,525
      35     Newcrest Mining Ltd.................         95
      79     WMC Ltd.............................        497
                                                    --------
                                                       2,430
                                                    --------
Real Estate (0.3%):
     186     General Property Trust..............        369
     177     Stockland Trust Group...............        462
     186     Westfield Trust.....................        379
                                                    --------
                                                       1,210
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
AUSTRALIA, CONTINUED:
Retail Stores/Catalog (0.1%):
     102     Coles Myer Ltd......................   $    527
                                                    --------
             Total Australia.....................     10,118
                                                    --------
AUSTRIA (1.2%):
Airlines (0.1%):
       2     Austrian Airlines/Oesterreichische
               Luftverskehrs AG (b)..............        347
                                                    --------
Automotive (0.0%):
       7     Steyr-Daimler-Puch AG...............        139
                                                    --------
Banking & Financial Services (0.2%):
      15     Ats Bank Of Austria Rights (d)......          0
      15     Bank Austria AG.....................        834
       2     Bank Austria AG, Participating
               Certificates......................         63
       8     Creditanstalt-Bankverein............        479
                                                    --------
                                                       1,376
                                                    --------
Beverages & Tobacco (0.0%):
       4     Osterreichische Brau-Beteiligungs
               AG................................        234
                                                    --------
Building Products (0.1%):
       2     Wienerberger Baustoffindustrie AG...        488
                                                    --------
Chemicals (0.1%):
       4     Lenzing AG (b)......................        238
                                                    --------
Environmental Services (0.1%):
       2     BWT AG..............................        279
                                                    --------
Insurance (0.2%):
       3     EA-Generali AG......................        750
                                                    --------
Miscellaneous Manufacturing (0.1%):
       9     Radex-Heraklith
               Industriebeteiligungs AG..........        379
                                                    --------
Oil & Gas Exploration, Production & Services (0.2%):
       7     OMV AG..............................        947
                                                    --------
Utilities--Electric & Gas (0.1%):
       7     Osterreichische
               Elekrizitaitswirtschafts-AG, Class
               A.................................        518
                                                    --------
             Total Austria.......................      5,695
                                                    --------
BELGIUM (1.8%):
Banking (0.3%):
       1     Generale de Banque SA...............        568
       1     Kredietbank NV......................        377
       1     Kredietbank VVPR....................        514
                                                    --------
                                                       1,459
                                                    --------
Chemicals (0.2%):
       1     Solvay SA...........................        798
                                                    --------
Industrial Holding Companies (0.1%):
       4     Groupe Bruxelles Lambert SA.........        691
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
BELGIUM, CONTINUED:
Insurance (0.3%):
       4     Fortis AG...........................   $    742
       2     Royale Belge........................        549
                                                    --------
                                                       1,291
                                                    --------
Merchandising (0.2%):
     18      Delhaize-Le Lion SA.................        949
                                                    --------
Metals & Mining (0.1%):
      3      Union Miniere Group (b).............        280
                                                    --------
Oil & Gas Exploration, Production & Services (0.2%):
      2      PetroFina SA........................        847
                                                    --------
Utilities--Electric & Gas (0.4%):
      9      Electrabel SA.......................      1,978
                                                    --------
             Total Belgium.......................      8,293
                                                    --------
BRAZIL (0.3%):
Beverages & Tobacco (0.0%):
      41     Companhia Cervejaria Brahma.........         31
                                                    --------
Chemicals (0.0%):
     242     Copesul--Companhia Pertoquimica do
               Sul...............................          9
      19     White Martins SA....................         56
                                                    --------
                                                          65
                                                    --------
Glass Products (0.0%):
       5     Companhia Vidraria Santa Maria......         14
                                                    --------
Steel (0.0%):
   3,589     Companhia Siderurgica Nacional......        118
       4     Companhia Vale do Rio Doce..........         88
                                                    --------
                                                         206
                                                    --------
Telecommunications (0.1%):
   2,277     Telecomunicacoes Brasileiras SA.....        308
     193     Telecomunicacoes de Sao Paulo SA....         57
                                                    --------
                                                         365
                                                    --------
Tobacco (0.0%):
      10     Souza Cruz SA.......................        105
                                                    --------
Utilities--Electric & Gas (0.2%):
     655     Centrais Electricas Brasilieras
               SA................................        367
     307     Centrais Electricas Brasilieras SA,
               Class B...........................        182
   3,516     Companhia Paranaense de
               Energia-Copel.....................         62
     355     Light--Servicos de Eletricidade
               SA................................        171
                                                    --------
                                                         782
                                                    --------
             Total Brazil........................      1,568
                                                    --------
CHILE (0.2%):
Banking & Financial Services (0.0%):
       6     Banco De Santiago...................        150
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
CHILE, CONTINUED:
Beverages & Tobacco (0.0%):
       7     Embotelladora Andina SA,
               Series A, ADR.....................   $    147
                                                    --------
Telecommunications (0.2%):
     18      Telecomunicaciones
               De Chile SA ADR...................        585
                                                    --------
             Total Chile.........................        882
                                                    --------
DENMARK (1.5%):
Agriculture (0.0%):
       3     Korn-OG Foderstof Kompagniet A/S....         80
                                                    --------
Banking & Financial Services (0.2%):
       7     Den Danske Bank.....................        653
       6     Unidanmark A/S, Class A.............        315
                                                    --------
                                                         968
                                                    --------
Beverages & Tobacco (0.1%):
       4     Carlsberg A/S, Class A..............        195
       7     Carlsberg A/S, Class B..............        403
                                                    --------
                                                         598
                                                    --------
Commercial Services (0.0%):
       3     ISS International Service System
               A/S, Class B......................        102
                                                    --------
Diversified (0.1%):
      14     Superfos A/S........................        338
                                                    --------
Engineering (0.1%):
      11     FLS Industries A/S, Class B.........        382
                                                    --------
Pharmaceuticals (0.7%):
      26     Novo Nordisk A/S, Class B...........      2,839
                                                    --------
Telecommunications (0.1%):
      13     Tele Danmark A/S, Class B...........        658
                                                    --------
Transportation & Shipping (0.2%):
       0     D/S 1912, Class B (d)...............        466
       0     D/S Svendborg A/S, Class B (d)......        465
       0     Lauritzen (J.) Holding A/S (b)(d)...         30
                                                    --------
                                                         961
                                                    --------
             Total Denmark.......................      6,926
                                                    --------
FINLAND (1.1%):
             Banking & Financial Services (0.1%):
     131     Merita Ltd., Class A................        435
                                                    --------
Forest Products (0.1%):
       1     Rauma Oy............................         14
      27     UPM-Kymmene Corp....................        628
                                                    --------
                                                         642
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
FINLAND, CONTINUED:
Insurance (0.1%):
      11     Pohjola Insurance Group, Class B....   $    311
       3     Sampo Insurance Co. Ltd., Class A...        311
                                                    --------
                                                         622
                                                    --------
Metals (0.1%):
     27      Outokumpo OY, Class A...............        525
                                                    --------
Telecommunications (0.7%):
     25      Nokia AB, Class A...................      1,839
     14      Nokia AB, Class K...................      1,013
                                                    --------
                                                       2,852
                                                    --------
             Total Finland.......................      5,076
                                                    --------
FRANCE (10.3%):
Automotive (0.1%):
       6     PSA Peugeot.........................        595
                                                    --------
Banking (0.9%):
      24     Banque Nationale de Paris...........        974
      19     Compagnie Financiere de Paribas.....      1,299
     399     Ffr Cie De Suez Corp................        982
      10     Societe Generale....................      1,137
                                                    --------
                                                       4,392
                                                    --------
Beverages & Tobacco (0.6%):
      10     LVMH (Moet Hennessy
               Louis Vuitton)....................      2,568
       8     Pernod Ricard.......................        419
                                                    --------
                                                       2,987
                                                    --------
Broadcasting/Cable (0.1%):
       3     Canal Plus..........................        594
                                                    --------
Building Products (0.3%):
       3     Imetal SA...........................        378
      20     Lafarge SA..........................      1,221
                                                    --------
                                                       1,599
                                                    --------
Business Services (0.6%):
      17     Compagnie Generale des Eaux.........      2,148
       8     Havas SA............................        598
                                                    --------
                                                       2,746
                                                    --------
Chemicals (0.7%):
      10     L'Air Liquide.......................      1,538
      38     Rhone-Poulenc SA....................      1,559
                                                    --------
                                                       3,097
                                                    --------
Commercial Services (0.3%):
       1     Addeco SA...........................        573
       1     Sodexho SA..........................        667
                                                    --------
                                                       1,240
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Construction (0.1%):
       5     Bouygues............................   $    379
                                                    --------
Defense (0.2%):
      1      Sagem SA............................        330
     22      Thomson CSF.........................        574
                                                    --------
                                                         904
                                                    --------
Diversified (0.1%):
     14      Lagardere SCA.......................        397
                                                    --------
Electrical & Electronic (0.8%):
     17      Alcatel Alsthom.....................      2,190
      5      Legrand SA..........................        837
     17      Schneider SA........................        900
                                                    --------
                                                       3,927
                                                    --------
Energy (1.4%):
     32      Elf Aquitane SA.....................      3,429
     28      Total SA, Class B...................      2,853
                                                    --------
                                                       6,282
                                                    --------
Engineering (0.1%):
      4      Compagnie Francaise d'Etudes et de
               Construction Technip..............        436
                                                    --------
Food & Household Products (0.1%):
      4      Eridania Beghin-Say SA..............        667
                                                    --------
Food Products & Services (0.3%):
      8      Groupe Danone.......................      1,257
                                                    --------
Health & Personal Care (0.8%):
      6      L'OREAL.............................      2,634
     12      Sanofi SA...........................      1,129
                                                    --------
                                                       3,763
                                                    --------
Industrial Goods & Services (0.2%):
     18      Michelin Class B, Registered........      1,061
                                                    --------
Industrial Holding Companies (0.2%):
     12      Lyonnaise des Eaux SA...............      1,180
                                                    --------
Insurance (0.4%):
     34      AXA SA..............................      2,104
                                                    --------
Leisure (0.2%):
      4      Accor SA............................        652
      3      Salomon SA..........................        191
                                                    --------
                                                         843
                                                    --------
Manufacturing-Consumer Goods (0.2%):
      6      Societe BIC SA......................        982
                                                    --------
Media (0.1%):
      1      Pathe SA............................        286
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
FRANCE, CONTINUED:
Merchandising (1.2%):
       4     Carrefour SA........................   $  3,070
       7     Etablissements Economiques du Casino
               Guichard-Perrachon................        364
       3     Pinault-Printemps-Redoute SA........      1,203
       2     Promodes............................        856
                                                    --------
                                                       5,493
                                                    --------
Miscellaneous Materials & Commodities (0.3%):
     10      Compagnie de Saint Gobain...........      1,452
                                                    --------
Textile Products (0.0%):
      2      Dollfus-Mieg & Cie..................         41
                                                    --------
             Total France........................     48,704
                                                    --------
GERMANY (16.2%):
Airlines (0.2%):
      55     Deutsche Lufthansa AG...............      1,061
                                                    --------
Automotive (1.9%):
      65     Daimler-Benz AG.....................      5,320
       3     Man AG..............................        798
       4     Volkswagen AG.......................      2,898
                                                    --------
                                                       9,016
                                                    --------
Banking (2.5%):
      98     Bayer AG............................      3,785
      30     Bayerische Vereinsbank AG...........      1,229
      82     Deutsche Bank AG....................      4,800
      51     Dresdner Bank AG....................      1,783
                                                    --------
                                                      11,597
                                                    --------
Banking & Financial Services (0.2%):
      26     Bayerische Hypotheken-und Weschel-
               Bank AG...........................        775
                                                    --------
Building Materials (0.1%):
       6     Heidelberger Zement AG..............        571
                                                    --------
Business Services (0.4%):
       9     SAP AG..............................      1,873
                                                    --------
Chemicals (1.0%):
     111     BASF AG.............................      4,082
      15     Degussa AG..........................        815
                                                    --------
                                                       4,897
                                                    --------
Conglomerates (1.8%):
      13     Metro AG (b)........................      1,382
       3     Preussag AG.........................        818
      86     VEBA AG.............................      4,874
       3     Viag AG.............................      1,550
                                                    --------
                                                       8,624
                                                    --------
Construction (0.1%):
       9     Hochtief AG.........................        403
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
Consumer Goods & Services (0.2%):
       9     Adidas AG...........................   $    953
                                                    --------
Electrical & Electronic (1.0%):
     78      Siemens AG..........................      4,650
                                                    --------
Engineering (0.6%):
     23      AGIV AG.............................        521
      3      Bilfinger & Berger Bau AG...........        135
      5      Mannesmann AG.......................      2,052
                                                    --------
                                                       2,708
                                                    --------
Health Care (0.3%):
     15      Schering AG.........................      1,593
                                                    --------
Insurance (2.4%):
      33     Allianz AG..........................      6,977
       0     AMB Aachener und Muenchener
               Beteiligungs AG, Bearer Shares....         98
       1     AMB Aachener und Muenchener
               Beteiligungs AG, Registered
               Shares............................        490
       3     CKAG Colonia Konzern AG.............        281
       0     Muenchener Rueckversicherungs
               Gesellschaft AG, Bearer Shares....        137
       1     Muenchener Rueckversicherungs
               Gesellschaft AG, Registered
               Shares............................      3,444
                                                    --------
                                                      11,427
                                                    --------
Machinery & Equipment (0.1%):
      11     Kloeckner-Humbolt-Deutz AG (b)......        111
       1     Linde AG............................        420
                                                    --------
                                                         531
                                                    --------
Metals & Mining (0.5%):
       9     Fag Kugelfischer Georg Schaefer
               AG................................        162
       8     Thyssen AG..........................      2,031
                                                    --------
                                                       2,193
                                                    --------
Personal Care Products (0.3%):
      27     Beiersdorf AG.......................      1,454
                                                    --------
Pharmaceuticals (0.3%):
      29     Merck KGaA..........................      1,260
                                                    --------
Retail Stores (0.1%):
       1     Karstadt AG.........................        307
                                                    --------
Retail-General Merchandise (0.0%):
       3     Douglas Holding AG..................        125
                                                    --------
Telecommunications (1.6%):
     302     Deutsche Telekom AG.................      7,417
                                                    --------
Textile Products (0.0%):
       1     Escada AG...........................        102
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
GERMANY, CONTINUED:
Utilities--Electric & Gas (0.6%):
      65     RWE AG..............................   $  2,818
                                                    --------
             Total Germany.......................     76,355
                                                    --------
GREECE (0.8%):
Agriculture (0.0%):
       6     Hellenic Sugar Industry SA..........         37
                                                    --------
Banking & Financial Services (0.6%):
      17     Alpha Credit Bank...................      1,127
       7     Commercial Bank of Greece SA........        275
      13     Ergo Bank SA........................        770
       4     National Bank of Greece SA..........        507
                                                    --------
                                                       2,679
                                                    --------
Beverages & Tobacco (0.1%):
      11     Hellenic Bottling Co. SA............        409
                                                    --------
Building Products (0.1%):
      26     Heracles General Cement Co. SA......        478
                                                    --------
Telecommunications (0.0%):
       3     Intracom SA (b).....................        127
                                                    --------
             Total Greece........................      3,730
                                                    --------
HONG KONG (1.1%):
Airlines (0.1%):
     194     Cathay Pacific Airways..............        402
                                                    --------
Banking (0.1%):
      83     Bank of East Asia Ltd...............        347
       6     HSBC Holdings PLC...................        180
                                                    --------
                                                         527
                                                    --------
Banking & Financial Services (0.1%):
      38     Wing Lung Bank......................        243
                                                    --------
Broadcasting & Publishing (0.1%):
      95     Television Broadcasts Ltd...........        427
                                                    --------
Conglomerates (0.1%):
      68     Swire Pacific Ltd., Class A.........        612
                                                    --------
Electrical Equipment (0.0%):
     645     Elec & Eltek International
               Holdings Ltd......................        189
                                                    --------
Industrial Holding Companies (0.3%):
     145     Hutchison Whampoa Ltd...............      1,254
                                                    --------
Printing & Publishing (0.0%):
     263     Oriental Press Group Ltd............        108
                                                    --------
Real Estate (0.1%):
      56     Sun Hung Kai Properties Ltd.........        674
                                                    --------
Telecommunications (0.2%):
     418     Hong Kong Telecommunications Ltd....        997
                                                    --------
             Total Hong Kong.....................      5,433
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
INDONESIA (0.8%):
Agriculture (0.1%):
    369      PT SMART Corp.......................   $    334
                                                    --------
Auto Parts (0.0%):
     31      PT Astra International--
               Foreign Registry (b)..............        126
                                                    --------
Banking & Financial Services (0.1%):
    298      PT Bank International Indonesia--
               Foreign Registry..................        258
                                                    --------
Building Products (0.1%):
    222      Indocement Tunggal Prakarsa.........        344
                                                    --------
Forest Products (0.1%):
    203      PT Barito Pacific Timber............        173
                                                    --------
    100      PT Inti Indorayon Utama--
               Foreign Registry (b)..............         70
                                                    --------
                                                         243
                                                    --------
Telecommunications (0.2%):
    108      PT Indosat..........................        322
                                                    --------
    285      PT Telekomunikasi Indonesia.........        464
                                                    --------
                                                         786
                                                    --------
Textile Products (0.1%):
  1,246      PT Polysindo Eka Perkasa--
               Foreign Registry..................        692
                                                    --------
Tobacco (0.1%):
    155      PT Gudang Garam.....................        648
     51      PT Hanjaya Mandala Sampoerna........        193
                                                    --------
                                                         841
                                                    --------
             Total Indonesia.....................      3,624
                                                    --------
IRELAND (0.3%):
Banking (0.1%):
      38     Allied Irish Banks PLC..............        287
                                                    --------
Banking & Financial Services (0.2%):
     132     Allied Irish Banks PLC..............      1,012
                                                    --------
Beverages & Tobacco (0.0%):
      77     James Crean PLC.....................        231
                                                    --------
             Total Ireland.......................      1,530
                                                    --------
ITALY (6.7%):
Agriculture (0.1%):
     306     Parmalat Finanziaria SpA............        432
                                                    --------
Automotive (0.5%):
     616     Fiat SpA............................      2,216
     136     Fiat SpA di Risp
               (Non-convertible).................        256
                                                    --------
                                                       2,472
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
ITALY, CONTINUED:
Banking (0.6%):
     378     Banca Commerciale Italiana..........   $    782
      86     Banco Ambrosiano Veneto SpA.........        249
     344     Credito Italiano SpA................        629
     129     Istituto Bancario San Paolo di
               Torino............................        937
      32     Riunione Adriatica di Sicurta SpA
               di Risp...........................        158
                                                    --------
                                                       2,755
                                                    --------
Banking & Financial Services (0.1%):
     42      Mediobanca SpA......................        256
                                                    --------
Broadcasting & Publishing (0.2%):
    190      Mediaset SpA........................        807
                                                    --------
Building Products (0.0%):
     28      Italcementi SpA (b).................        174
                                                    --------
Chemicals (0.1%):
    801      Montedison SpA (b)..................        528
                                                    --------
Computer Hardware (0.0%):
    447      Olivetti Group SpA (b)..............        126
                                                    --------
Engineering (0.0%):
    145      Impregilo SpA (b)...................         95
                                                    --------
Insurance (1.1%):
     241     Assicurazioni Generali..............      4,370
      23     La Previdente.......................        121
      56     Riuniune Adriatici de Sicurta SpA...        446
      63     Societa Assicuratrice Industriale
               (SAI) SpA.........................        486
                                                       5,423
                                                    --------
Oil & Gas Exploration, Production & Services (1.7%):
   1,320     Ente Nazionale Idrocarburi SpA
               (ENI).............................      7,465
                                                    --------
Paper Products (0.0%):
      34     Burgo (Cartiere) SpA................        188
                                                    --------
Retail Stores (0.0%):
      36     La Rinascente SpA...................        198
                                                    --------
Retail Stores/Catalog (0.0%):
      36     Itl La Rinascente Rights............          6
                                                    --------
Steel (0.0%):
      22     Falck Acciaierie & Ferriere Lombarde
               SpA...............................         81
                                                    --------
Telecommunications (1.9%):
      56     Sirti SpA...........................        321
   1,051     Telecom Italia Mobile SpA...........      3,145

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
 STOCKS, CONTINUED:
ITALY, CONTINUED:
Telecommunications, continued:
   1,198     Telecom Italia Mobile SpA di Risp
               (Non-convertible).................   $  3,873
     329     Telecom Italia SpA..................        588
     333     Telecom Italia SpA di Risp
               (Non-convertible).................        659
                                                    --------
                                                       8,586
                                                    --------
Textile Products (0.1%):
      35     Benetton Group SpA..................        554
                                                    --------
Tire & Rubber (0.1%):
    263      Pirelli SpA.........................        650
                                                    --------
Utilities--Electric & Gas (0.2%):
     97      Edison SpA..........................        481
    121      Italgas SpA.........................        392
                                                    --------
                                                         873
                                                    --------
             Total Italy.........................     31,669
                                                    --------
JAPAN (24.2%):
Agriculture (0.0%):
      25     Nippon Beet Sugar Manufacturing.....         92
                                                    --------
Airlines (0.1%):
     115     Japan Airlines (b)..................        524
                                                    --------
Aluminum (0.0%):
      17     Nippon Light Metal Co...............         62
                                                    --------
Appliances & Household Products (1.2%):
     127     Matsushita Electric Industrial Co.,
               Ltd...............................      2,563
      11     Pioneer Electronic Corp.............        267
      95     Sanyo Electric Co...................        427
      63     Sharp Corp..........................        870
      19     Sony Corp...........................      1,659
                                                    --------
                                                       5,786
                                                    --------
Automotive (2.1%):
      60     Honda Motor Co., Ltd................      1,809
     151     Nissan Motor Co., Ltd...............      1,173
      23     Toyoda Automatic Loom Works.........        523
     204     Toyota Motor Corp...................      6,025
                                                    --------
                                                       9,530
                                                    --------
Banking (4.2%):
     131     Asahi Bank Ltd......................      1,116
     298     Bank of Tokyo--Mitsubishi...........      5,982
      78     Bank of Yokohama Ltd................        440
      75     Chiba Bank Ltd......................        447
     168     Fuji Bank Ltd.......................      2,525
     115     Industrial Bank of Japan............      1,789
      48     Joyo Bank...........................        266
      55     Mitsui Trust & Banking Co...........        416
     198     Sakura Bank Ltd.....................      1,519

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Banking, continued:
     50      Shizuoka Bank.......................   $    572
    187      Sumitomo Bank.......................      3,072
    119      Tokai Bank..........................      1,227
                                                    --------
                                                      19,371
                                                    --------
Banking & Financial Services (0.1%):
      29     Gunma Bank..........................        261
                                                    --------
Basic Industry (0.1%):
     42      Sekisui Chemical Co., Ltd...........        426
                                                    --------
Beverages & Tobacco (0.2%):
     17      Asahi Breweries Ltd.................        254
     49      Kirin Brewery Co., Ltd..............        510
     36      Takara Shuzo........................        260
                                                    --------
                                                       1,024
                                                    --------
Brewery (0.0%):
     18      Sapporo Breweries...................        150
                                                    --------
Building Products (0.1%):
     20      Chichibu Onoda Cement Co............         78
     16      Nihon Cement Co., Ltd...............         77
     12      Tostem Corp.........................        333
                                                    --------
                                                         488
                                                    --------
Chemicals (0.9%):
      72     Asahi Chemical Industry Co., Ltd....        431
       2     Asahi Denka Kogyo K.K...............         14
      97     Denki Kagaku Kogyo K.K..............        268
      32     Kaneka Corp.........................        201
      98     Mitsubishi Chemical Corp............        320
      51     Mitsui Toatsu Chemicals.............        140
      14     Nippon Shokubai K.K. Co.............        111
      14     NOF Corp............................         60
       6     Rasa Industries Ltd.................         37
      12     Shin-Etsu Chemical Co...............        329
      59     Showa Denko K.K. (b)................        155
     100     Sumitomo Chemical Co................        454
      32     Takeda Chemical Industries..........        902
      80     Toray Industries, Inc...............        571
      72     Tosoh Corp. (b).....................        244
      74     Ube Industries Ltd..................        215
                                                    --------
                                                       4,452
                                                    --------
Construction (0.4%):
       9     Aoki Corp. (b)......................         11
      11     Daiko, Inc..........................         43
      21     Daiwa House Industry Co., Ltd.......        257
      22     Haseko (b)..........................         35
      56     Kumagai Gumi Co., Ltd...............         93
      12     Misawa Homes........................         73
      18     Okumura Corp........................         95

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Construction, continued:
     20      Penta-Ocean Construction Co.,
               Ltd...............................   $     65
     61      Sekisui House Ltd...................        619
     59      Shimizu Corp........................        354
     43      Taisei Corp.........................        200
                                                    --------
                                                       1,845
                                                    --------
Consumer Goods & Services (0.2%):
      35     Nippon Sheet Glass Co., Ltd.........        129
      50     Toto Ltd............................        610
                                                    --------
                                                         739
                                                    --------
Data Processing & Reproduction (0.3%):
    117      Fujitsu Ltd.........................      1,626
                                                    --------
Distribution (0.1%):
     77      Itochu Corp.........................        415
                                                    --------
Diversified (0.1%):
      9      Amano Corp..........................        102
     18      Yamaha Corp.........................        331
                                                    --------
                                                         433
                                                    --------
Electrical & Electronic (0.6%):
       9     Kyocera Corp........................        716
     116     Mitsubishi Electric Corp............        650
      16     Nikon Corp..........................        270
      17     Omron Corp..........................        361
       7     Rohm Co.............................        721
                                                    --------
                                                       2,718
                                                    --------
Electrical Equipment (0.1%):
       7     SMC Corp............................        601
                                                    --------
Electronic Components/Instruments (0.9%):
      13     Fanuc Co., Ltd......................        500
       3     Hirose Electric.....................        213
     195     Hitachi Ltd.........................      2,181
      93     NEC Corp............................      1,300
      23     Yokogawa Electric Corp..............        200
                                                    --------
                                                       4,394
                                                    --------
Energy (0.5%):
      51     Cosmo Oil Co., Ltd..................        244
     211     Japan Energy Corp...................        553
     264     Nippon Oil Co.......................      1,447
                                                    --------
                                                       2,244
                                                    --------
Engineering (0.3%):
       9     Daito Trust Construction Co.,
               Ltd...............................        106
      36     Fujita Corp.........................         63
      33     Hazama Corp.........................         68
      36     Kajima Corp.........................        211
      56     Kawasaki Heavy Industries...........        261
      13     Kinden Corp.........................        183

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Engineering, continued:
     19      Nishimatsu Construction.............   $    133
     53      Obayashi Corp.......................        355
      1      Sato Kogyo..........................          2
                                                    --------
                                                       1,382
                                                    --------
Entertainment (0.1%):
       6     Toei................................         41
      16     Tokyo Dome Corp.....................        215
                                                    --------
                                                         256
                                                    --------
Financial Services (0.8%):
      11     Acom Co., Ltd.......................        531
      55     Daiwa Securities Co., Ltd...........        435
      57     Mitsubishi Trust & Banking Co.......        902
      12     Nippon Shinpan Co...................         43
      94     Nomura Securities Co................      1,297
       6     Orix Corp...........................        445
      54     Yamaichi Securities Co., Ltd........        161
      43     Yasuda Trust & Banking..............        165
                                                    --------
                                                       3,979
                                                    --------
Food & Household Products (0.2%):
      27     Ajinomoto Co., Inc..................        290
      39     Kao Corp............................        543
      10     Nissin Food Products................        260
                                                    --------
                                                       1,093
                                                    --------
Food Products & Services (0.1%):
      34     Daiei, Inc..........................        218
      10     Kikkoman Corp.......................         66
      28     Nichirei Corp.......................        140
       8     Nippon Suisan Kaisha Ltd. (b).......         27
      12     Nisshin Oil Mills Ltd...............         68
                                                    --------
                                                         519
                                                    --------
Forest Products (0.3%):
      22     Hokuetsu Paper Mills Ltd............        134
      38     Mitsubishi Paper Mills..............        149
     115     New Oji Paper Co....................        714
      70     Nippon Paper Industries Co..........        406
                                                    --------
                                                       1,403
                                                    --------
Health & Personal Care (0.6%):
       9     Chugai Pharmaceutical Co., Ltd......         81
      20     Kyowa Hakko Kogyo Co., Ltd..........        150
      21     Lion Corp...........................         96
      27     Sankyo Co., Ltd.....................        908
      57     Yamanouchi Pharmaceutical Co.,
               Ltd...............................      1,535
                                                    --------
                                                       2,770
                                                    --------
Hotels & Lodging (0.0%):
      11     Fujita Kanko, Inc...................        138
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Industrial Goods & Services (0.8%):
      57     Bridgestone Corp....................   $  1,326
      50     Denso Corp..........................      1,197
      33     Mitsui Engineering & Shipbuilding
               Co., Ltd. (b).....................         72
      36     NGK Insulators Ltd..................        396
      34     Sumitomo Electric Industries........        570
                                                    --------
                                                       3,561
                                                    --------
Insurance (0.4%):
      39     Mitsui Marine & Fire
               Insurance Co., Ltd................        282
      14     Nichido Fire & Marine
               Insurance Co., Ltd................        100
      12     Nippon Fire & Marine Insurance......         65
      22     Sumitomo Marine & Fire Insurance....        181
      85     Tokio Marine & Fire Insurance Co....      1,114
                                                    --------
                                                       1,742
                                                    --------
Jewelry (0.1%):
      40     Citizen Watch Co., Ltd..............        309
                                                    --------
Leasing (0.1%):
      45     Yamato Transport Co., Ltd...........        562
                                                    --------
Machinery & Equipment (1.1%):
      20     Chiyoda Corp. (b)...................         96
       9     Daifuku Co., Ltd....................        119
      18     Daikin Industries Ltd...............        164
      14     Ebara Corp..........................        210
      49     Komatsu Ltd.........................        398
      40     Koyo Seiko Co., Ltd.................        320
      94     Kubota Corp.........................        461
      32     Minebea Co., Ltd....................        341
     229     Mitsubishi Heavy Industries, Ltd....      1,760
       5     Mori Seiki..........................         80
      58     Niigata Engineering Co., Ltd. (b)...        106
      25     NSK Ltd.............................        161
      37     NTN Corp............................        207
      12     Okuma Corp..........................        106
      10     Tokyo Electron Ltd..................        465
                                                    --------
                                                       4,994
                                                    --------
Manufacturing-Capital Goods (0.4%):
      38     Fujikura Ltd........................        355
      16     Kokuyo Co., Ltd.....................        433
      21     Makita Corp.........................        308
      15     Murata Manufacturing Co., Ltd.......        599
      12     Nippon Piston Ring Co., Ltd.........         37
       5     Nippon Sharyo Ltd...................         32
      22     Noritake Co., Ltd...................        198

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Manufacturing-Capital Goods, continued:
      7      Tokai Carbon Co., Ltd...............   $     31
     11      Topy Industries Ltd.................         40
                                                    --------
                                                       2,033
                                                    --------
Manufacturing-Consumer Goods (0.7%):
      69     Canon, Inc..........................      1,882
      33     Fuji Photo Film Co., Ltd............      1,329
       5     Sega Enterprises....................        166
                                                    --------
                                                       3,377
                                                    --------
Materials (0.0%):
      15     Sumitomo Osaka Cement Co., Ltd......         47
                                                    --------
Merchandising (0.5%):
      28     ITO-Yokado Co., Ltd.................      1,628
      14     JUSCO Co............................        473
      10     Marui Co., Ltd......................        186
       1     Seven-Eleven Japan Ltd..............         68
                                                    --------
                                                       2,355
                                                    --------
Metals & Mining (0.2%):
      17     Dowa Mining Co., Ltd................         66
      21     Furukawa Electric Co................        134
      46     Hitachi Zosen Corp..................        183
      66     Japan Steel Works (b)...............        129
      67     Mitsubishi Materials Corp...........        269
      30     Mitsui Mining & Smelting............        133
       3     Seika Corp..........................         11
      22     Sumitomo Metal Mining Co............        156
                                                    --------
                                                       1,081
                                                    --------
Miscellaneous Materials & Commodities (0.1%):
      66     Asahi Glass Co., Ltd................        658
                                                    --------
Office Equipment & Services (0.3%):
      57     Dai Nippon Printing Co., Ltd........      1,290
                                                    --------
Oil & Gas Exploration, Production & Services (0.1%):
       9     Arabian Oil Co......................        303
      66     Teikoku Oil Co......................        296
                                                    --------
                                                         599
                                                    --------
Oil & Gas Transmission (0.0%):
      10     Iwatani International Corp..........         40
      33     Mitsubishi Oil Co., Ltd.............        147
                                                    --------
                                                         187
                                                    --------
Packaging (0.0%):
      10     Toyo Seikan Kaisha..................        220
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Pharmaceuticals (0.2%):
      12     Meiji Seika.........................   $     66
      13     Shionogi & Co.......................        101
      29     Taisho Pharmacuetical Co............        783
                                                    --------
                                                         950
                                                    --------
Real Estate (0.5%):
     98      Mitsubishi Estate Co................      1,421
     75      Mitsui Fudosan......................      1,036
                                                    --------
                                                       2,457
                                                    --------
Restaurants (0.0%):
      8      Skylark Co., Ltd....................        122
                                                    --------
Retail Stores/Catalog (0.3%):
      10     Hankyu Department Stores............        106
      12     Isetan Co...........................        149
      52     Mycal Corp..........................        750
      26     Takashimaya Co......................        354
                                                    --------
                                                       1,359
                                                    --------
Retail-General Merchandise (0.0%):
       8     Mitsukoshi Ltd......................         57
                                                    --------
Services (0.3%):
      12     Secom...............................        881
      35     Toppan Printing Co., Ltd............        551
                                                    --------
                                                       1,432
                                                    --------
Steel (0.6%):
      53     Daido Steel Co., Ltd................        171
       4     Japan Metals & Chemicals (b)........         10
     166     Kawasaki Steel Corp.................        541
       4     Nippon Denko Co., Ltd...............         11
       9     Nippon Metal Industry...............         27
     360     Nippon Steel Co.....................      1,151
     199     NKK Corp............................        428
     201     Sumitomo Metal Industries...........        573
                                                    --------
                                                       2,912
                                                    --------
Storage (0.0%):
       3     Mitsubishi Logistics Corp...........         43
                                                    --------
Telecommunications (0.5%):
       0     Nippon Telegraph & Telephone
               Corp. (d).........................      2,499
                                                    --------
Textile Products (0.3%):
     244     Kanebo Ltd. (b).....................        449
      26     Kurabo Industries...................         70
      31     Kuraray Co., Ltd....................        309
      16     Mitsubishi Rayon Co., Ltd...........         66
      13     Nisshinbo Industries................        118
       4     Nitto Boseki Co., Ltd...............         14
      27     Teijin Ltd..........................        127

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
JAPAN, CONTINUED:
Textile Products, continued:
     27      Toyobo Ltd..........................   $     71
     48      Unitika Ltd. (b)....................         96
                                                    --------
                                                       1,320
                                                    --------
Tire & Rubber (0.0%):
      14     Yokohama Rubber Co., Ltd............         60
                                                    --------
Transportation & Shipping (0.2%):
      27     Kamigumi Co., Ltd...................        152
      93     Kawasaki Kisen Kaisha Ltd. (b)......        188
      33     Mitsui OSK Lines, Ltd. (b)..........         68
      64     Nippon Yusen Kabushiki Kaisha.......        249
      12     Seino Transportation................        130
                                                    --------
                                                         787
                                                    --------
Transportation--Road & Railroad (0.7%):
      91     Hankyu Corp.........................        503
      30     Keihin Electric Express Railway.....        140
     232     Kinki Nippon Railway................      1,422
      49     Nippon Express Co., Ltd.............        392
      40     Odakyu Electric Railway.............        238
      36     Tobu Railway Co., Ltd...............        166
      49     Tokyu Corp..........................        304
                                                    --------
                                                       3,165
                                                    --------
Utilities--Electric & Gas (0.7%):
      38     Kansai Electric Power Co., Inc......        734
      82     Osaka Gas Co........................        236
      22     Tohoku Electric Power...............        396
      81     Tokyo Electric Power................      1,694
      92     Tokyo Gas Co., Ltd..................        256
                                                    --------
                                                       3,316
                                                    --------
Wholesale & International Trade (0.5%):
     123     Marubeni Corp.......................        559
      71     Mitsubishi Corp.....................        888
      59     Mitsui & Co.........................        567
      46     Sumitomo Corp.......................        438
                                                    --------
                                                       2,452
                                                    --------
Wire & Cable Products (0.0%):
       4     Showa Electric Wire & Cable.........         14
       8     Tokyo Rope MFG......................         28
                                                    --------
                                                          42
                                                    --------
             Total Japan.........................    114,709
                                                    --------
KOREA (0.6%):
Airlines (0.0%):
       0     Korean Air (b)(d)...................          4
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
KOREA, CONTINUED:
Automotive (0.0%):
       0     Hyundai Motor Co., Ltd. (d).........   $      3
       3     Kia Motors Corp. (b)................         46
                                                    --------
                                                          49
                                                    --------
Banking (0.0%):
       5     Cho Hung Bank Co., Ltd..............         33
       5     Commercial Bank of Korea............         28
       6     SeoulBank (b).......................         25
       0     Shinhan Bank (d)....................          0
                                                    --------
                                                          86
                                                    --------
Banking & Financial Services (0.0%):
       5     Korea Exchange Bank.................         31
       6     Korea First Bank....................         23
       2     Korea Long-Term Credit Bank.........         26
                                                    --------
                                                          80
                                                    --------
Chemicals (0.0%):
       2     Han Wha Corp........................         22
       3     Hanwha Chemical Corp................         25
       7     LG Chemical Ltd.....................         93
                                                    --------
                                                         140
                                                    --------
Distribution (0.0%):
       8     Daewoo Corp.........................         61
       5     Samsung Corp........................         66
                                                    --------
                                                         127
                                                    --------
Electrical & Electronic (0.1%):
       9     Daewoo Electronics Co. (b)..........         70
       8     LG Electronics......................        148
       1     Samsung Display Devices Co..........         42
                                                    --------
                                                         260
                                                    --------
Electronic Components/Instruments (0.0%):
       2     Samsung Electro-Mechanics Co........         60
       2     Samsung Electronics Co..............        167
                                                    --------
                                                         227
                                                    --------
Engineering (0.1%):
       6     Dong-Ah Construction Industrial
               Co................................        119
       8     Hyundai Engineering &
               Construction Co...................        194
                                                    --------
                                                         313
                                                    --------
Financial Services (0.0%):
       2     Daewoo Securities Co. (b)...........         34
       5     Hanil Bank..........................         29
       4     Hyundai Securities Co. (b)..........         61

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
KOREA, CONTINUED:
Financial Services, continued:
       2     LG Securities (b)...................   $     22
       2     Ssangyong Investment &
               Securities Co., Ltd. (b)..........         15
                                                    --------
                                                         161
                                                    --------
Machinery & Equipment (0.0%):
       9     Daewoo Heavy Industries.............         77
       2     Hyundai Precision Industry Co.......         31
       8     Samsung Heavy Industries (b)........         81
                                                    --------
                                                         189
                                                    --------
Oil & Gas Exploration, Production & Services (0.0%):
      2      Ssangyong Oil Refining Co., Ltd.....         43
      5      Yukong Ltd..........................        122
                                                    --------
                                                         165
                                                    --------
Retail-General Merchandise (0.0%):
      0      Shinsegae Department Store Co.
               (d)...............................         16
                                                    --------
Steel (0.2%):
      5      Dongkuk Steel Mill Co...............        122
     14      Hyundai Pipe Co., Ltd. (b)..........        117
      4      Inchon Iron & Steel Co..............         77
                                                    --------
                                                         316
                                                    --------
Telecommunication--Services & Equipment (0.0%):
      1      LG Information & Communication
               Ltd...............................        111
Utilities--Electric & Gas (0.2%):
     18      Korea Electric Power Corp...........        525
                                                    --------
             Total Korea.........................      2,769
                                                    --------
LUXEMBOURG (0.1%):
Aluminum (0.1%):
      9      Hindalco Industries Ltd. GDR........        332
                                                    --------
MALAYSIA (0.4%):
Agriculture (0.0%):
     118     Highlands & Lowlands Berhad.........        180
                                                    --------
Building Products (0.0%):
      80     Pan-Malaysia Cement Works Berhad....         95
                                                    --------
Engineering (0.0%):
      19     United Engineers (Malaysia) Ltd.....        134
                                                    --------
Financial Services (0.2%):
      99     Idris Hydraulic (Malaysia) Berhad
               (b)...............................        110
      94     Rashid Hussain Berhad...............        596
      13     Rashid Hussain Rights...............          0
                                                    --------
                                                         706
                                                    --------
Food Products & Services (0.1%):
      54     Nestle (Malaysia) Berhad............        404
                                                    --------
Forest Products (0.0%):
      21     Land & General Berhad...............         24
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
MALAYSIA, CONTINUED
Telecommunications (0.0%):
      41     Technology Resources Industries
               Berhad (b)........................   $     70
                                                    --------
Utilities--Electric & Gas (0.1%):
     51      Tenaga Nasional Berhad..............        250
                                                    --------
             Total Luxembourg....................      1,863
                                                    --------
MEXICO (0.7%):
Banking (0.0%):
     105     Grupo Financiero Banamex Accival SA
               de CV (b).........................         51
                                                    --------
Beverages & Tobacco (0.0%):
      13     Grupo Continental SA................         34
      27     Grupo Embotelladoras de Mexico SA de
               CV................................         55
                                                    --------
                                                          89
                                                    --------
Brewery (0.0%):
      13     Fomento Economico Mexicano SA de CV,
               Class B...........................         77
                                                    --------
Building Products (0.1%):
       8     Apasco SA de CV.....................         57
      32     Cemex SA de CV, Series A............        138
      20     Cemex SA de CV, Series B............         98
      15     Cemex SA de CV, Series CPO..........         65
      11     Tolmex SA de CV, Series B2 (b)......         59
                                                    --------
                                                         417
                                                    --------
Diversified (0.2%):
      22     ALFA SA de CV, Class A..............        152
      37     Carso Global Telecom, Series A-1....        142
       4     Desc SA de CV, Series A.............         28
       4     Desc SA de CV, Series B.............         29
       3     Desc SA de CV, Series C.............         23
      37     Grupo Carso SA de CV, Series A-1....        253
                                                    --------
                                                         627
                                                    --------
Engineering (0.0%):
       8     Empresas ICA Sociedad Controladora
               SA de CV..........................        134
      16     Grupo Tribasa SA de CV (b)..........         41
                                                    --------
                                                         175
                                                    --------
Financial Services (0.0%):
      25     Grupo Financiero Banamex Accival SA
               de CV (b).........................         67
       0     Grupo Financiero Inbursa SA de CV,
               Class B (b)(d)....................          0
                                                    --------
                                                          67
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
MEXICO, CONTINUED:
Food & Household Products (0.1%):
      85     Kimberly-Clark de Mexico SA de CV,
               Class A...........................   $    337
                                                    --------
Industrial Goods & Services (0.0%):
     10      Grupo Industrial Bimbo SA de CV,
               Series A..........................         72
                                                    --------
Merchandising (0.0%):
     38      Cifra SA de CV, Series B............         70
     51      Cifra SA de CV, Series C............         81
                                                    --------
                                                         151
                                                    --------
Metals & Mining (0.0%):
     18      Grupo Mexico SA, Series B...........         67
     13      Industrias Penoles SA, Series CP....         62
                                                    --------
                                                         129
                                                    --------
Retail General Merchandise (0.0%):
     39      Controladora Comercial Mexicana SA
               de CV.............................         36
                                                    --------
Retail Stores/Catalog (0.0%):
     52      Cifra SA de CV, Series A............         95
     40      El Puerto de Liverpool SA de CV,
               Series 1..........................         51
     10      Sears Roebuck de Mexico SA de CV
               (b)...............................         23
                                                    --------
                                                         169
                                                    --------
Steel (0.0%):
     26      Altos Hornos de Mexico SA (b).......         63
     10      Hylsamex SA.........................         51
                                                    --------
                                                         114
                                                    --------
Telecommunications (0.3%):
      8      Grupo Televisa SA, Series CPO (b)...        121
    269      Telefonos de Mexico SA, Series L....        643
                                                    --------
                                                         764
                                                    --------
Tobacco (0.0%):
     17      Empresas La Moderna SA de CV (b)....         88
                                                    --------
Transportation--Shipping (0.0%):
     30      Vitro SA (b)........................        109
                                                    --------
Wholesale Distribution (0.0%):
     15      Grupo Casa Autrey SA de CV..........         30
                                                    --------
             Total Mexico........................      3,502
                                                    --------
NETHERLANDS (2.8%):
Appliances & Household Products (0.2%):
      14     Philips Electronics NV..............        969
                                                    --------
Banking (0.3%):
      81     ABN Amro Holding NV.................      1,506
                                                    --------
Beverages & Tobacco (0.1%):
       2     Heineken NV.........................        398
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
NETHERLANDS, CONTINUED:
Broadcasting & Publishing (0.2%):
      43     Elsevier NV.........................   $    715
                                                    --------
Chemicals (0.2%):
      6      Akzo Nobel..........................        755
      1      DSM NV..............................         90
                                                    --------
                                                         845
                                                    --------
Energy (0.8%):
     82      Nlg Royal Dutch Petroleum...........      4,261
                                                    --------
Financial Services (0.5%):
     52      ING Groep NV........................      2,386
                                                    --------
Food Products & Services (0.3%):
      6      Unilever NV CVA (b).................      1,286
                                                    --------
Services (0.2%):
     20      Koninklijke Royal PTT Nederland
               NV................................        804
                                                    --------
             Total Netherlands...................     13,170
                                                    --------
NEW ZEALAND (0.3%):
Beverages & Tobacco (0.1%):
     125     Lion Nathan Ltd.....................        317
                                                    --------
Telecommunications (0.2%):
     205     Telecom Corp. of New Zealand Ltd....      1,044
                                                    --------
             Total New Zealand...................      1,361
                                                    --------
NORWAY (0.9%):
Engineering (0.1%):
       7     Kvaerner ASA........................        413
                                                    --------
Entertainment (0.0%):
      43     NCL Holdings ASA (b)................        135
                                                    --------
Forest Products (0.1%):
       7     Norske Skogsindustrier ASA..........        245
                                                    --------
Insurance (0.1%):
      54     Storebrand ASA (b)..................        322
                                                    --------
Medical Equipment & Supplies (0.0%):
      17     Hafslund ASA, Class A...............         90
                                                    --------
Metals & Mining (0.0%):
      11     Elkem ASA...........................        208
Oil & Gas Exploration, Production & Services (0.5%):
       7     Aker ASA, Class A...................        124
      12     Aker ASA, Class B...................        227
      33     Norsk Hydro ASA.....................      1,804
       5     Petroleum Geo-Services ASA (b)......        257
                                                    --------
                                                       2,412
                                                    --------
Pharmaceuticals (0.0%):
      13     Nycomed ASA, Class B................        183
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
NORWAY, CONTINUED:
Transportation--Shipping (0.1%):
      17     Leif Hoegh & Co. ASA................   $    374
                                                    --------
             Total Norway........................      4,382
                                                    --------
PHILIPPINES (0.5%):
Agriculture (0.0%):
     311     Vitarich Corp. (b)..................         31
                                                    --------
                        Banking & Financial Services (0.2%):
      54     Far East Bank & Trust Co............        135
      10     Metropolitan Bank & Trust Co........        215
      11     Philippine Commercial International
               Bank..............................        104
      21     Philippine National Bank (b)........        144
                                                    --------
                                                         598
                                                    --------
Beverages & Tobacco (0.0%):
      60     San Miguel Corp., Class B...........        158
                                                    --------
Building Products (0.0%):
     374     Southeast Asia Cement Holdings, Inc.
               (b)...............................         18
                                                    --------
Diversified (0.0%):
     306     Ayala Corp., Class B................        220
                                                    --------
Homebuilders (0.0%):
      95     C&P Homes, Inc......................         35
                                                    --------
Oil & Gas Exploration, Production & Services (0.1%):
     999     Petron Corp.........................        254
                                                    --------
Real Estate (0.1%):
     413     Ayala Land, Inc., Class B...........        379
      78     Filinvest Land, Inc. (b)............         20
     246     SM Prime Holdings, Inc..............         73
                                                    --------
                                                         472
                                                    --------
Telecommunications (0.1%):
      19     Philippine Long Distance
               Telephone Co......................          9
      15     Philipino Telephone Corp. (b).......        480
                                                    --------
                                                         489
                                                    --------
Utilities--Electric & Gas (0.0%):
      36     Manila Electric Co., Class B........        179
                                                    --------
             Total Philippines...................      2,454
                                                    --------
PORTUGAL (0.8%):
Banking (0.4%):
      25     Banco Comercial Portugues SA........        475
      17     Banco Espirito Santo e Commerical de
               Lisboa SA, Registered (b).........        378
      16     Banco Internacional do Funchal SA
               (b)...............................        117

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
PORTUGAL, CONTINUED:
 Banking, continued:
      1      Banco Totta & Acores SA.............   $     17
     17      BPI-SGPS SA, Registered.............        330
                                                    --------
                                                       1,317
                                                    --------
Beverages & Tobacco (0.0%):
      11     UNICER-Uniao Cervejeira SA..........        192
                                                    --------
Building Products (0.0%):
      1      Cimpor-Cimentos de Portugal,
               SGPS SA...........................         30
                                                    --------
Food & Household Products (0.1%):
      9      Estabelecimentos Jeronimo Martins &
               Filho SA..........................        643
                                                    --------
Forest Products (0.1%):
      8      Soporcel-Sociedade Portuguesa de
               Celulose SA (b)...................        241
                                                    --------
Industrial Holding Companies (0.1%):
     10      Sonae Investimentos SA..............        431
                                                    --------
Insurance (0.0%):
      6      Companhia de Seguros Tranquilidade,
               Registered........................        123
                                                    --------
Retail-General Merchandise (0.0%):
      5      Modelo Continente-Sociedade Gestora
               de Participacoes Sociais SA.......        220
                                                    --------
Telecommunications (0.1%):
     16      Portugal Telecom SA.................        658
                                                    --------
                                                       3,855
                                                    --------
Singapore (0.4%):
Lodging (0.1%):
     310     Hotel Properties Ltd................        527
                                                    --------
Machinery & Equipment (0.0%):
      19     Van Der Horst Ltd...................         35
                                                    --------
Real Estate (0.0%):
      78     United Industrial Corp., Ltd........         59
      27     United Overseas Land Ltd. (b).......         37
                                                    --------
                                                          96
                                                    --------
Telecommunications (0.1%):
     334     Singapore Telecommunications Ltd....        617
                                                    --------
Transportation & Shipping (0.2%):
     468     Chuan Hup Holdings Ltd..............        336
     347     Neptune Orient Lines Ltd............        311
                                                         647
                                                    --------
             Total Portugal......................      1,922
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA (0.7%):
Banking & Financial Services (0.2%):
      7      Nedcor Ltd..........................   $    146
      3      Standard Bank Investment Corp.,
               Ltd...............................        128
                                                    --------
                                                         274
                                                    --------
Brewery (0.0%):
      7      South African Breweries Ltd.........        203
                                                    --------
Diversified (0.2%):
       5     Anglovaal Industries Ltd............         19
      11     Barlow Ltd..........................        115
      41     Gencor Ltd..........................        187
       0     Haggie Ltd..........................          1
      18     Malbak Ltd..........................         28
      14     Rembrandt Group Ltd.................        149
      13     Smith (C.G.) Ltd....................         74
                                                    --------
                                                         573
                                                    --------
Engineering (0.0%):
      31     Murray & Roberts Holdings Ltd.......         72
                                                    --------
Entertainment (0.0%):
      55     Sun International (South Africa)
               Ltd...............................         31
                                                    --------
Financial Services (0.0%):
      12     Amalgamated Banks of South Africa...         84
       7     First National Bank Holdings Ltd....         59
                                                    --------
                                                         143
                                                    --------
Food & Household Products (0.0%):
       3     Tiger Oats Ltd......................         60
                                                    --------
Food Products & Services (0.0%):
       2     Foodcorp Ltd........................         15
                                                    --------
Forest Products (0.0%):
      11     Nampak Ltd..........................         49
      13     Sappi Ltd...........................        113
                                                    --------
                                                         162
                                                    --------
Industrial Goods & Services (0.0%):
       1     Anglo American Industrial Corp.,
               Ltd...............................         48
                                                    --------
Insurance (0.0%):
       5     Liberty Life Association of Africa
               Ltd...............................        144
       4     Southern Life Association Ltd.......         44
                                                    --------
                                                         188
                                                    --------
Metals & Mining (0.3%):
       6     Anglo American Corp. of South Africa
               Ltd...............................        357
       1     Anglo American Gold Investment Co.,
               Ltd...............................         30
       9     DeBeers Centenary AG................        343
       5     Driefontein Consolidated Ltd........         35
       2     Gold Fields of South Africa Ltd.....         35
       8     Johnnies Industrial Corp., Ltd......        105

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
SOUTH AFRICA, CONTINUED:
Metals & Mining, continued:
      6      Kloof Gold Mining Company Ltd.......   $     33
      8      Randfontein Estates Gold Mining
               Co................................         17
      5      Rustenburg Platinum Holdings Ltd....         86
      4      Samancor Ltd........................         41
                                                    --------
                                                       1,082
                                                    --------
Oil & Gas Exploration, Production & Services (0.0%):
      14     Sasol Ltd...........................        185
                                                    --------
Pharmaceuticals (0.0%):
      3      South African Druggists Ltd.........         24
                                                    --------
Retail-General Merchandise (0.0%):
      2      Ellerine Holdings Ltd...............         18
      7      New Clicks Holdings Ltd.............          7
                                                    --------
                                                          25
                                                    --------
             Total South Africa..................      3,085
                                                    --------
SPAIN (4.1%):
Banking (1.3%):
      28     Banco Bilbao Vizcaya SA,
               Registered........................      2,261
      23     Banco Central Hispanoamericano SA...        828
      17     Corporacion Bancaria de Espana SA...        965
      64     Esp Banco Santander Sa..............      1,982
                                                    --------
                                                       6,036
                                                    --------
Beverages & Tobacco (0.1%):
      12     El Aguila SA (b)....................         58
       6     Tabacalera SA, Class A..............        323
                                                    --------
                                                         381
                                                    --------
Building Products (0.0%):
      15     Uralita SA..........................        168
                                                    --------
Chemicals (0.0%):
      54     Ercros SA (b).......................         55
                                                    --------
Construction (0.0%):
       7     Dragados Y Construcciones SA........        146
                                                    --------
Energy (0.4%):
      48     Repsol SA...........................      2,038
                                                    --------
Food & Household Products (0.1%):
      17     Ebro Agricolas, Compania de
               Alimentacion SA...................        330
                                                    --------
Forest Products (0.1%):
       7     Empresa Nacional de Celulosas SA....        129
      38     Sarrio SA...........................        149
                                                    --------
                                                         278
                                                    --------
Industrial Holding Companies (0.2%):
       6     Corporacion Financiara Alba.........        712
                                                    --------
Insurance (0.0%):
       4     Corporacion Mapfre..................        192
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
International Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
SPAIN, CONTINUED:
Miscellaneous Materials & Commodities (0.0%):
      6      Viscofan Industria Navarra de
               Envolturas Celulosicas SA.........   $    150
                                                    --------
Real Estate (0.2%):
      9      Inmobiliaria Metropolitana Vasco
               Central SA........................        313
     16      Vallehermoso SA.....................        424
                                                    --------
                                                         737
                                                    --------
Steel (0.1%):
      3      Acerinox SA.........................        597
                                                    --------
Telecommunications (0.8%):
    130      Telefonica de Espana................      3,757
                                                    --------
Utilities--Electric & Gas (0.8%):
     20      Empresa Nacional de Electricidad
               SA................................        450
      3      Fomento de Construcciones y
               Contratas SA......................        358
      5      Gas Natural SDG SA..................      1,116
    114      Iberdrola SA........................      1,446
     48      Union Electric Fenosa SA............        440
                                                    --------
                                                       3,810
                                                    --------
             Total Spain.........................     19,387
                                                    --------
SWEDEN (1.8%):
Automotive (0.1%):
     15      Volvo AB, Series B..................        388
                                                    --------
Banking & Financial Services (0.1%):
     27      Skandiaviska Enskilda Banken, Class
               A.................................        296
     11      Svenska Handlesbanken, Class A......        357
                                                    --------
                                                         653
                                                    --------
Engineering (0.2%):
     32      ABB AB, A Shares....................        442
      8      ABB AB, B Shares....................        112
      4      Skanska AB, Series B................        188
                                                    --------
                                                         742
                                                    --------
Forest Products (0.1%):
     15      Stora Kopparbergs Bergslags
               Aktiebolag, Series A..............        244
      6      Stora Kopparbergs Bergslags
               Aktiebolag, Series B..............         94
     16      Svenska Cellulosa AB, Series B......        330
                                                    --------
                                                         668
                                                    --------
Insurance (0.0%):
      4      Skandia Forsakrings AB..............        155
                                                    --------
Machinery & Equipment (0.1%):
     13      Atlas Copco AB, Series A............        347
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
SWEDEN, CONTINUED:
Manufacturing-Consumer Goods (0.1%):
      6      Electrolux AB, Series B.............   $    399
                                                    --------
Metals & Mining (0.0%):
      4      SKF AB, Series B....................        110
      7      Trelleborg AB, Series B.............        117
                                                    --------
                                                         227
                                                    --------
 Metals (Non-ferrous) (0.0%):
      3      Granges AB..........................         37
                                                    --------
 Office Equipment & Services (0.0%):
      5      Esselte AB, Series B................        108
                                                    --------
Pharmaceuticals (0.5%):
     26      Astra AB, A Shares..................        489
     80      Astra AB, B Shares..................      1,416
                                                    --------
                                                       1,905
                                                    --------
Retail-General Merchandise (0.2%):
     32      Hennes & Mauritz AB, B Shares.......      1,146
                                                    --------
Telecommunications (0.4%):
     48      Telefonaktiebolaget LM Ericsson,
               Series B..........................      1,872
                                                    --------
Tobacco (0.0%):
     20      Swedish Match AB....................         68
                                                    --------
             Total Sweden........................      8,715
                                                    --------
SWITZERLAND (2.4%):
Banking (0.1%):
       1     Swiss Bank Corp. (b)................        356
                                                    --------
 Chemicals (0.1%):
       4     Ciba Specialty Chemicals AG.........        327
                                                    --------
 Consumer Goods (0.0%):
       1     Societe Suisse pour la
               Microelectronique et l'Horlogerie
               AG................................        156
                                                    --------
 Diversified (0.1%):
       0     ABB AG, Bearer Shares (d)...........        394
       0     Alusuisse-Lonza Holding AG,
               Registered (d)....................        156
                                                    --------
                                                         550
                                                    --------
 Financial Services (0.3%):
       5     CS Holding AG, Registered...........        580
       1     Union Bank of Switzerland...........        715
                                                    --------
                                                       1,295
                                                    --------
 Food Products & Services (0.2%):
       1     Nestle SA, Registered...............        753
                                                    --------
 Insurance (0.1%):
       0     Swiss Reinsurance Co., Registered
               (d)...............................        552
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
SWITZERLAND, CONTINUED:
Pharmaceuticals (1.5%):
       4     Novartis AG, Bearer.................   $  5,658
       0     Roche Holding AG (d)................        550
       0     Roche Holding AG, Bearer (d)........      1,178
                                                    --------
                                                       7,386
                                                    --------
Transportation (0.0%):
      1      Sfr Danzas Holding Ag Reg...........         98
                                                    --------
             Total Switzerland...................     11,473
                                                    --------
THAILAND (0.3%):
Airlines (0.0%):
     136     Thai Airways International Public
               Co., Ltd., Foreign Registered
               Shares............................        200
                                                    --------
Banking (0.1%):
      42     Bangkok Bank Public Co., Ltd.,
               Foreign Registered Shares.........        287
     182     Krung Thai Bank Ltd.................        192
                                                    --------
                                                         479
                                                    --------
Computer Hardware (0.1%):
      51     Shinamatra Computer Public Co.
               Ltd...............................        272
                                                    --------
Metals & Mining (0.0%):
     655     Padaeng Industries Public Co., Ltd.
               (b)...............................        187
                                                    --------
Telecommunications (0.1%):
      30     Advanced Information Services PLC,
               Foreign Registered Shares.........        261
      77     TelecomAsia Corp. Public Co., Ltd.
               (b)...............................         93
                                                    --------
                                                         354
                                                    --------
             Total Thailand......................      1,492
                                                    --------
TURKEY (0.9%):
Appliances & Household Products (0.0%):
   1,518     Arcelik AS..........................        205
                                                    --------
Automotive (0.0%):
     150     Otosan Otomobil Sanayii AS..........         80
   1,702     Tofas Turk Otomobil Fabrikas AS.....         82
                                                    --------
                                                         162
                                                    --------
Banking & Financial Services (0.3%):
   6,824     Akbank TAS..........................        585
   5,952     Turkiye Garanti Bankasi AS..........        225
                                                    --------
                                                         810
                                                    --------
Beverages & Tobacco (0.0%):
     388     Ege Biracilik ve Malt Sanayi AS.....         90
     420     Ericiyas Biracilik ve Malt
               Sanayii...........................         50
                                                    --------
                                                         140
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Building Products (0.0%):
     385     Akcansa Cimento AS..................   $     53
     266     Cimentas AS.........................         35
     333     Cimsa Cimento Sanayi ve Ticaret
               AS................................         45
     709     Turk Sise ve Cam Fabrikalari AS.....         45
                                                    --------
                                                         178
                                                    --------
Chemicals (0.0%):
    129      Petkim Petrokimya Holding AS........         44
                                                    --------
Diversified (0.2%):
  1,714      Dogan Sirketler Grubu Holding AS....         44
  1,604      Koc Holding AS......................        378
                                                    --------
                                                         422
                                                    --------
Electrical & Electronic (0.0%):
     94      Raks Electronik Ev Aletleri.........         19
                                                    --------
Financial Services (0.3%):
  1,464      Turkiye Is Bankasi AS, Class C......        572
  8,688      Yapi ve Kredi Bankasi AS............        199
                                                    --------
                                                         771
                                                    --------
Food Products & Services (0.0%):
    455      Tat Konserve Sanayii AS.............         34
                                                    --------
Forest Products (0.0%):
    569      Kartonsan Karton Sanayi ve Ticaret
               AS................................         41
                                                    --------
Industrial Goods & Services (0.0%):
    273      Kordsa Kord Bezi Sanayi ve Ticaret
               AS................................         23
    273      Trl Kordsa Kord Bezi Sanayi
               Rights............................          0
                                                    --------
                                                          23
                                                    --------
Investment Companies (0.0%):
    190      Koc Yatrim ve Sanayi Mamulleri
               Pazarlama SA......................         50
                                                    --------
Manufacturing-Capital Goods (0.0%):
    708      Turk Demir Dokum Fabrikalari AS.....         36
                                                    --------
Metals & Mining (0.0%):
    874      Eregli Demir ve Celik Fabrikalari
               TAS...............................        146
  2,209      Izmir Demir Celik Sanayi AS (b).....         26
                                                    --------
                                                         172
                                                    --------
Oil & Gas Exploration, Production & Services (0.1%):
    327      Aygaz AS............................         67
    548      Petrol Ofisi AS.....................        103
    272      Tupras Turkiye Petrol Rafinerileri
               AS (b)............................        154
                                                    --------
                                                         324
                                                    --------
Telecommunications (0.0%):
    293      Netas-Northern Elektrik
               Telekomunikasyon AS (b)...........         81
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
TURKEY, CONTINUED:
Textile Products (0.0%):
     206     Aksa Akrilik Kimya Sanayii AS.......   $     17
                                                    --------
Tire & Rubber (0.0%):
    133      Brisa Bridgestone Sabanci Lastik
               SAN, ve Tic AS....................         45
    145      Goodyear Lastikleri TAS.............         53
                                                    --------
                                                          98
                                                    --------
Transportation (0.0%):
    422      Turk Hava Yollari AO (b)............        121
                                                    --------
Utilities--Electric & Gas (0.0%):
     89      Cukurova Elektrik AS................        159
                                                    --------
Wholesale Distribution (0.0%):
    193      Migros Turk TAS.....................        136
                                                    --------
             Total Turkey........................      4,043
                                                    --------
UNITED KINGDOM (8.0%):
Aerospace & Military Technology (0.2%):
      22     British Aerospace PLC...............        488
      43     Rolls-Royce PLC.....................        165
      35     Smiths Industries PLC...............        444
                                                    --------
                                                       1,097
                                                    --------
Airlines (0.2%):
      65     British Airways PLC.................        735
                                                    --------
Appliances & Household Products (0.1%):
      14     EMI Group PLC.......................        244
                                                    --------
Auto Parts (0.0%):
      56     LucasVarity PLC.....................        195
                                                    --------
Banking (1.3%):
     160     Abbey National PLC..................      2,189
      75     Barclays PLC........................      1,478
      21     HSBC Holdings PLC...................        646
      49     HSBC Holdings PLC (Hong Kong
               Dollars)..........................      1,446
      26     Royal Bank of Scotland Group PLC....        242
                                                    --------
                                                       6,001
                                                    --------
Beverages & Tobacco (0.2%):
      55     Guinness PLC........................        537
      50     Scottish & Newcastle PLC............        540
                                                    --------
                                                       1,077
                                                    --------
Broadcasting/Cable (0.1%):
      53     British Sky Broadcasting Group
               PLC...............................        385
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Building Products (0.1%):
      30     Marley PLC..........................   $     62
      10     Meyer International PLC.............         72
      50     Rugby Group PLC.....................        100
     159     Tarmac PLC..........................        330
                                                    --------
                                                         564
                                                    --------
Chemicals (0.1%):
     33      Imperial Chemical Industries PLC....        459
                                                    --------
Conglomerates (0.2%):
     92      B.A.T. Industries PLC...............        824
                                                    --------
Construction (0.1%):
     74      Taylor Woodrow PLC..................        216
     26      Wilson Connolly Holdings PLC........         69
                                                    --------
                                                         285
                                                    --------
Diversified (0.0%):
     54      Lonrho PLC..........................        114
                                                    --------
Electrical & Electronic (0.3%):
     50      Bowthorpe PLC.......................        273
     57      Electrocomponents PLC...............        428
    100      General Electric Co., PLC...........        598
                                                    --------
                                                       1,299
                                                    --------
Energy (0.5%):
    173      British Petroleum Co., PLC..........      2,152
     20      Energy Group PLC....................        214
                                                    --------
                                                       2,366
                                                    --------
Engineering (0.0%):
     25      Barratt Developments PLC............        101
     56      Costain Group PLC (b)...............         39
                                                    --------
                                                         140
                                                    --------
Financial Services (0.4%):
    169      Lloyds TSB Group PLC................      1,732
     37      St. James's Place Capital PLC.......         80
                                                    --------
                                                       1,812
                                                    --------
Food & Household Products (0.2%):
     42      Cadbury Schweppes PLC...............        377
     25      Unilever PLC........................        722
                                                    --------
                                                       1,099
                                                    --------
Food Products & Services (0.1%):
     66      J Sainsbury PLC.....................        401
                                                    --------
Health & Personal Care (0.6%):
     98      Glaxo Wellcome PLC..................      2,020
     27      Zeneca PLC..........................        876
                                                    --------
                                                       2,896
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Industrial Holding Companies (0.3%):
     28      BICC Group PLC......................   $     83
    109      BTR PLC.............................        372
     94      Grand Metropolitan PLC..............        912
     36      Hanson PLC..........................        180
                                                    --------
                                                       1,547
                                                    --------
Insurance (0.3%):
     56      Commercial Union PLC................        592
     43      Prudential Corp. PLC................        419
     34      Royal & Sun Alliance Insurance Group
               PLC...............................        250
                                                    --------
                                                       1,261
                                                    --------
Leisure (0.2%):
     58      Granada Group PLC...................        760
     29      Rank Group PLC......................        181
                                                    --------
                                                         941
                                                    --------
Machinery & Equipment (0.1%):
     20      GKN PLC.............................        344
                                                    --------
Merchandising (0.1%):
     43      Safeway PLC.........................        248
                                                    --------
Metals & Mining (0.1%):
     72      English China Clays PLC.............        246
                                                    --------
Metals (Non-ferrous) (0.2%):
     43      RTZ Corp., PLC, Registered..........        740
                                                    --------
Metals (Steel) (0.0%):
     89      British Steel PLC...................        220
                                                    --------
Miscellaneous Materials & Commodities (0.0%):
     61      Harrison & Crossfield PLC...........        113
     51      Pilkington PLC......................        116
                                                    --------
                                                         229
                                                    --------
Oil & Gas Exploration, Production & Services (0.0%):
     36      LASMO PLC...........................        155
                                                    --------
Paper Products (0.0%):
     41      Rexam PLC...........................        173
                                                    --------
Pharmaceuticals (0.3%):
     72      SmithKline Beecham PLC..............      1,332
                                                    --------
Printing & Publishing (0.1%):
     52      Reuters Holdings PLC................        548
                                                    --------
Real Estate (0.2%):
     19      British Land Co., PLC...............        176
     49      Land Securities PLC.................        686
                                                    --------
                                                         862
                                                    --------
Retail Stores/Catalog (0.6%):
      46     Boots Co., PLC......................        533
      41     Great Universal Stores PLC..........        415

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
UNITED KINGDOM, CONTINUED:
Retail Stores/Catalog, continued:
     90      Marks & Spencer PLC.................   $    744
     23      Next PLC............................        256
    117      Tesco PLC...........................        720
     25      Thorn PLC...........................         71
                                                    --------
                                                       2,739
                                                    --------
Road & Railroad (0.0%):
      23     Peninsular & Oriental Steam
               Navigation Co.....................        229
                                                    --------
Telecommunications (0.6%):
    196      British Telecommunications PLC......      1,453
     84      Cable & Wireless PLC................        769
    127      Vodaphone Group PLC.................        616
                                                    --------
                                                       2,838
                                                    --------
Textile Products (0.0%):
     24      Courtaulds Textiles PLC.............        124
                                                    --------
Utilities--Electric & Gas (0.2%):
    108      British Gas PLC.....................        398
    110      Centrica PLC........................        134
     35      National Power PLC..................        308
                                                    --------
                                                         840
                                                    --------
             Total United Kingdom................     37,609
                                                    --------
UNITED STATES (1.9%):
Aluminum (0.0%):
      16     Indian Aluminum Company Ltd. GDR
               (b)...............................         55
                                                    --------
Automotive (0.1%):
      14     Mahindra & Mahindra Ltd. GDR (b)....        202
      16     Tata Engineering & Locomotive Co.,
               Ltd. GDR (b)......................        252
                                                    --------
                                                         454
                                                    --------
Beverages & Tobacco (0.1%):
       7     Compania Cervezas Unidas SA ADR.....        147
       7     Embotelladora Andina SA ADR.........        143
       3     Vina Concho y Toro SA ADR...........         93
                                                    --------
                                                         383
                                                    --------
Building Products (0.0%):
      19     Gujarat Ambuja Cements Ltd. GDR.....        182
                                                    --------
Chemicals (0.1%):
      10     Indian Petrochemicals Corp., Ltd.
               GDR...............................        116
      41     Indo Gulf Fertilizers and Chemicals
               Corp., Ltd. GDR (b)...............         43
       6     Quimica Y Minera Chile SA ADR.......        424
       7     United Phosphorus Ltd. GDR (b)......         48
                                                    --------
                                                         631
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
UNITED STATES, CONTINUED:
Diversified (0.1%):
      13     Grasim Industries Ltd. GDR (b)......   $    176
      19     ITC Ltd. GDR (b)....................        305
       2     U.S. Industries, Inc. (b)...........         58
                                                    --------
                                                         539
                                                    --------
Forest Products (0.0%):
     12      Maderas Y Sinteticos Anonima SA
               ADR...............................        198
                                                    --------
Hotels & Lodging (0.1%):
      6      East India Hotels Ltd. GDR..........         90
      8      Indian Hotels Co., Ltd. GDR (b).....        185
                                                    --------
                                                         275
                                                    --------
Manufacturing-Capital Goods (0.1%):
      5      Ashok Leyland Ltd. GDR..............         32
     27      India Cements Ltd. GDR..............         80
     14      Larsen & Toubro Ltd. GDR (b)........        230
                                                    --------
                                                         342
                                                    --------
Metals & Mining (0.0%):
      8      Madeco SA ADR.......................        187
                                                    --------
Metals (Steel) (0.0%):
     20      Steel Authority of India Ltd. GDR
               (b)...............................        176
                                                    --------
Packaging (0.0%):
      9      Cristalerias de Chile ADR...........        203
                                                    --------
Pharmaceuticals (0.1%):
      5      Laboratorio Chile ADR...............        134
      9      Ranbaxy Laboratories Ltd. GDR.......        211
                                                    --------
                                                         345
                                                    --------
Textile Products (0.2%):
      22     Arvind Mills Ltd. GDR...............        111
       7     Bombay Dye & Manufacturing Co. GDR
               (b)...............................         22
       1     Century Textile & Industries Ltd.
               GDR (b)...........................         66
      14     Indian Rayon & Industries Ltd. GDR
               (b)...............................        173
       8     Raymond Ltd. GDR....................         33
      29     Reliance Industries Ltd. GDR (b)....        676
                                                    --------
                                                       1,081
                                                    --------
Transportation (0.1%):
       7     Bajaj Auto Ltd. GDR.................        241
                                                    --------
Transportation--Shipping (0.0%):
      21     Great Eastern Shipping Co. GDR
               (b)...............................        132
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
COMMON STOCKS, CONTINUED:
UNITED STATES, CONTINUED:
Utilities--Electric & Gas (0.9%):
      12     Chilectra SA ADR....................   $    335
      12     Chilgener SA ADR....................        333
      30     Empresa Nacional Electricidad ADR...      2,490
      12     Enersis SA ADR......................        421
                                                    --------
                                                       3,579
                                                    --------
             Total United States.................      9,003
                                                    --------
                              Total Common Stocks    458,017
                                                    --------
PREFERRED STOCKS (1.7%):
AUSTRALIA (0.2%):
     223     News Corp. Ltd......................        873
                                                    --------
BRAZIL (0.6%):
Banking (0.0%):
  14,403     Banco Bradesco SA...................        144
     131     Banco Itau SA.......................         75
                                                    --------
                                                         219
                                                    --------
Beverages & Tobacco (0.0%):
      91     Companhia Cervejaria Brahma.........         70
                                                    --------
Electric Utility (0.0%):
   1,504     Cia Energetica de Sao Paolo (b).....        101
   2,673     Companhia Energetica de Minas
               Gerais............................        134
                                                    --------
                                                         235
                                                    --------
Forest Products (0.0%):
      90     Sadia-Concordia SA..................         96
                                                    --------
Oil & Gas Exploration, Production & Services (0.2%):
   1,919     Petroleo Brasileiro SA..............        526
                                                    --------
Steel (0.0%):
       7     Companhia Vale do Rio Doce..........        149
                                                    --------
Telecommunications (0.4%):
   7,869     Telecomunicacoes Brasileiras SA.....      1,195
     351     Telecomunicacoes de Sao Paolo SA....        114
                                                    --------
                                                       1,309
                                                    --------
             Total Brazil........................      2,604
                                                    --------
GERMANY (0.7%):
Automotive (0.2%):
       3     Volkswagen AG.......................      1,488
                                                    --------
Business Services (0.3%):
       6     SAP AG..............................      1,269
                                                    --------
Textile Products (0.0%):
       0     Escada AG...........................         48
                                                    --------
Utilities--Electric & Gas (0.2%):
      28     RWE AG..............................        981
                                                    --------
             Total Germany.......................      3,786
                                                    --------

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
PREFERRED STOCKS, CONTINUED:
GREECE (0.1%):
Telecommunications (0.1%):
      6      Intracom SA.........................   $    255
                                                    --------
ITALY (0.1%):
Automotive (0.1%):
     168     Fiat SpA............................        311
                                                    --------
Total Preferred Stocks                                 7,829
                                                    --------
RIGHTS (0.0%):
KOREA (0.0%):
       2     Samsung Electronics Co. (d).........          0
                                                    --------
SWEDEN (0.0%):
       4     Skanska AB, Series B (d)............          0
                                                    --------
       Total Rights..............................          0
                                                    --------
U.S. TREASURY OBLIGATIONS (0.0%):
U.S. Treasury Bills (0.0%):
      20     7/10/97 (c).........................         20
      25     8/21/97 (c).........................         25
      40     8/28/97 (c).........................         40
      90     9/25/97 (c).........................         88
                                                    --------
                  Total U.S. Treasury Obligations        173
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
WARRANTS (0.0%):
France (0.0%):
      17     Compagnie Generale des Eaux.........   $     10
                                                    --------
   Total Warrants                                         10
                                                    --------
REPURCHASE AGREEMENTS (2.0%):
United States (2.0%):
   9,399     State Street Bank, 5.00%, 7/1/97
               (Collateralized by $9,410 U.S.
               Treasury Notes, 6.25%, 3/31/99,
               market value--$9,593).............      9,399
                                                    --------
   Total Repurchase Agreements                         9,399
                                                    --------
Total (Cost--$384,664) (a)                          $475,428
                                                    ========

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $472,544.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,915. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $112,520
                  Unrealized depreciation..................................................    (24,671)
                                                                                              --------
                  Net unrealized appreciation..............................................   $ 87,849
                                                                                              ========

(b) Non-income producing securities.
(c) Serves as collateral for future contracts.

                                                      CURRENT
                                          OPENING     MARKET
NUMBER OF                                POSITIONS     VALUE
CONTRACTS           CONTRACT TYPE          (000)       (000)
----------    -------------------------  ---------    -------
    19        Long Eurotop 100 Index
              Future, 9/19/97             $ 3,921     $4,018
    34        Long Nikkei 225 Index
              Future, 9/11/97               3,944      3,502
                                          $ 7,865     $7,520
                                         ========     =======

(d) Amounts less than 1,000.

ADR  American Depository Receipt
GDR  Global Depository Receipt

                                                                                                                     UNREALIZED
                                                         DELIVERY    CONTRACT     CONTRACT    CONTRACT    MARKET    APPRECIATION/
                  CURRENCY                                 DATE        PRICE       AMOUNT      VALUE      VALUE     (DEPRECIATION)
                  --------                               --------    ---------    --------    --------    ------    -------------
                  Long Contracts:
                  European Currency Unit..............    9/19/97    $  0.8798    $  2,910     $3,308     $3,290        $ (18)
                  Japanese Yen........................    9/11/97     111.0300     433,800      3,907      3,825          (82)
                                                                                                           ------       ------
                  Total Long Contracts................                                         $7,215     $7,115        $(100)
                                                                                              =======     ======        ======

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                             (Amounts in Thousands, except per share amounts)
                                            ASSET ALLOCATION    INCOME EQUITY    EQUITY INDEX    VALUE GROWTH    LARGE COMPANY
                                                  FUND              FUND             FUND            FUND         VALUE FUND
                                            ----------------    -------------    ------------    ------------    -------------
ASSETS:
Investments, at value....................       $168,007          $ 796,415        $713,983        $481,169        $ 664,073
Repurchase agreements, at cost...........          2,640              9,787          31,896           7,683           46,324
                                                --------          ---------        --------        --------        ---------
Total (cost $153,456; $449,883; $518,526;
  $412,230; and $581,154;
  respectively)..........................        170,647            806,202         745,879         488,852          710,397
Cash.....................................             --                  1              --              --                1
Interest and dividends receivable........          1,190              1,796             888             606              830
Receivable for capital shares issued.....            320                460           1,112              31               39
Receivable from brokers for investments
  sold...................................          1,196              1,012           1,488             946               --
Prepaid expenses and other assets........              7                 15              14               1                9
                                                --------          ---------        --------        --------         --------
TOTAL ASSETS.............................        173,360            809,486         749,381         490,436          711,276
                                                --------          ---------        --------        --------         --------

LIABILITIES:
Dividends payable........................            427                696             368             248              355
Payable for capital shares redeemed......             25                 60              93              54                1
Payable to brokers for investments
  purchased..............................          2,482                511             485             974               --
Net payable for variation margin on
  futures contracts......................              3                 --             226              60               --
Accrued expenses and other payables:
    Investment advisory fees.............             77                486              60             299              431
    Administration fees..................             11                111              22              67               99
    12b-1 fees...........................             41                 79             152              18               10
    Other................................             44                 42             119              56              104
                                                --------          ---------        --------        --------         --------
TOTAL LIABILITIES........................          3,110              1,985           1,525           1,776            1,000
                                                --------          ---------        --------        --------         --------
NET ASSETS:
Capital..................................        139,176            395,370         502,010         380,040          565,003
Undistributed (distributions in excess
  of) net investment income..............              5                 (5)             --              12                1
Accumulated undistributed net realized
  gains from investment, options and
  futures transactions...................         13,861             55,817          18,873          31,654           16,029
Net unrealized appreciation
  (depreciation) from investments and
  futures................................         17,208            356,319         226,973          76,954          129,243
                                                --------          ---------        --------        --------         --------
NET ASSETS...............................       $170,250          $ 807,501        $747,856        $488,660        $ 710,276
                                                ========          =========        ========        ========        =========
NET ASSETS:
    Fiduciary............................       $ 94,971          $ 649,007        $480,819        $430,837        $ 686,156
    Class A..............................         31,379             78,976          98,338          47,306           14,832
    Class B..............................         43,900             79,518         168,699          10,517            9,288
                                                --------          ---------        --------        --------         --------
    Total................................       $170,250          $ 807,501        $747,856        $488,660        $ 710,276
                                                ========          =========        ========        ========        =========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
    Fiduciary............................          7,314             29,591          22,055          37,439           46,382
    Class A..............................          2,414              3,606           4,510           4,113              999
    Class B..............................          3,366              3,622           7,737             917              621
                                                --------          ---------        --------        --------         --------
    Total................................         13,094             36,819          34,302          42,469           48,002
                                                ========          =========        ========        ========         ========
Net Asset Value:
    Fiduciary
      Offering and redemption price per
      share..............................       $  12.98          $   21.93        $  21.80        $  11.51        $   14.79
                                                ========          =========        ========        ========        =========
    Class A
      Redemption price per share.........       $  13.00          $   21.90        $  21.81        $  11.50        $   14.85
                                                ========          =========        ========        ========        =========
      Maximum sales charge...............           4.50%              4.50%           4.50%           4.50%            4.50%
                                                ========          =========        ========        =========       =========
      Maximum offering price per share
        (100%/(100%-maximum sales charge)
        of net asset value adjusted to
        nearest cent)....................       $  13.61          $   22.93        $  22.84        $  12.04        $   15.55
                                                ========          =========        ========        ========        =========
    Class B
      Offering price per share (a).......       $  13.04          $   21.95        $  21.80        $  11.47        $   14.95
                                                ========          =========        ========        ========        =========

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                               (Amounts in Thousands, except per share amounts)
                                                                                   GROWTH                       INTERNATIONAL
                                                 DISCIPLINED   LARGE COMPANY    OPPORTUNITIES    GULF SOUTH      EQUITY INDEX
                                                 VALUE FUND     GROWTH FUND         FUND         GROWTH FUND         FUND
                                                 ----------    -------------    -------------    -----------    --------------
ASSETS:
Investments, at value.........................    $579,119      $ 1,374,135       $ 667,590       $  97,368        $466,029
Repurchase agreements, at cost................      29,318           28,027          39,449           2,589           9,399
                                                  --------      -----------        --------       ---------        --------
Total (cost $510,158; $953,962; $611,514;
  $75,832; and $384,664; respectively)........     608,437        1,402,162         707,039          99,957         475,428
Cash..........................................           1                1              --               1               1
Foreign currency, at value (cost $392)........          --               --              --              --             391
Interest and dividends receivable.............         708            1,704             389              56             961
Receivable for capital shares issued..........          28              668             117               5              93
Receivable from brokers for investments
  sold........................................       1,655           19,244           3,659           1,244              --
Tax reclaim receivable........................          --               --              --              --             732
Prepaid expenses and other assets.............          10               21              21               5               4
                                                  --------       ----------        --------        --------        --------
TOTAL ASSETS..................................     610,839        1,423,800         711,225         101,268         477,610
                                                  --------       ----------        --------        --------        --------
LIABILITIES:
Dividends payable.............................         517              297              --              --           4,472
Payable for capital shares redeemed...........          39               67              17              59               6
Payable to brokers for investments
  purchased...................................       2,993           21,081           5,891           1,665              --
Net payable for variation margin on futures
  contracts...................................          --               --              --              --              49
Payable for forward foreign currency
  contracts...................................          --               --              --              --             100
Accrued expenses and other payables:
    Investment advisory fees..................         370              841             427              59             209
    Administration fees.......................          85              192              98               6              65
    12b-1 fees................................          22              131              39               7              11
    Other.....................................         103              149              63              20             154
                                                  --------      -----------        --------       ---------        --------
TOTAL LIABILITIES.............................       4,129           22,758           6,535           1,816           5,066
                                                  --------      -----------        --------       ---------        --------
NET ASSETS:
Capital.......................................     464,962          843,217         584,715          70,806         380,858
Undistributed (distributions in excess of) net
  investment income...........................          17               45              --            (176)         (2,608)
Accumulated undistributed net realized gains
  from investment, options, futures and
  foreign currency transactions...............      43,452          109,580          24,450           4,697           3,571
Net unrealized appreciation (depreciation)
  from investments, futures and translation of
  assets and liabilities in foreign
  currencies..................................      98,279          448,200          95,525          24,125          90,723
                                                  --------      -----------        --------       ---------        --------
NET ASSETS....................................    $606,710      $ 1,401,042       $ 704,690       $  99,452        $472,544
                                                  ========      ===========       =========       =========        ========
NET ASSETS:
    Fiduciary.................................    $562,302      $ 1,142,864       $ 623,911       $  78,318        $449,949
    Class A...................................      23,909          125,910          43,370          17,299          12,562
    Class B...................................      20,499          132,268          37,409           3,835          10,033
                                                  --------      -----------        --------       ---------        --------
    Total.....................................    $606,710      $ 1,401,042       $ 704,690       $  99,452        $472,544
                                                  ========      ===========       =========       =========        ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
    Fiduciary.................................      35,922           58,802          32,061           7,159          26,634
    Class A...................................       1,525            6,322           2,239           1,581             743
    Class B...................................       1,310            6,744           1,988             354             610
                                                  --------      -----------        --------       ---------        --------
    Total.....................................      38,757           71,868          36,288           9,094          27,987
                                                  ========      ===========       =========       =========        ========
Net Asset Value:
    Fiduciary--
      offering and redemption price per
      share...................................    $  15.65      $     19.44       $   19.46       $   10.94        $  16.89
                                                  ========      ===========       =========       =========        ========
    Class A
      Redemption price per share..............    $  15.68      $     19.92       $   19.37       $   10.94        $  16.92
                                                  ========      ===========       =========       =========        ========
      Maximum sales charge....................        4.50%            4.50%           4.50%           4.50%           4.50%
                                                  ========      ===========       =========       =========        ========
      Maximum offering price per share
        (100%/(100%--maximum sales charge) of
        net asset value adjusted to nearest
        cent).................................    $  16.42      $     20.86       $   20.28       $   11.46        $  17.72
                                                  ========      ===========       =========       =========        ========
    Class B
      Offering price per share (a)............    $  15.64      $     19.61       $   18.82       $   10.84        $  16.44
                                                  ========      ===========       =========       =========        ========

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                     (Amounts in Thousands)
                                       ASSET ALLOCATION    INCOME EQUITY    EQUITY INDEX    VALUE GROWTH    LARGE COMPANY
                                             FUND              FUND             FUND            FUND         VALUE FUND
                                       ----------------    -------------    ------------    ------------    -------------
INVESTMENT INCOME:
Interest income.....................       $  4,334          $   2,052        $  1,218        $    943        $   1,683
Dividend income.....................          1,169             13,965          10,484           5,561           17,030
Income from securities lending......             35                105             103              77              183
                                           --------          ---------        --------        --------        ---------
TOTAL INCOME........................          5,538             16,122          11,805           6,581           18,896
                                           --------          ---------        --------        --------        ---------
EXPENSES:
Investment advisory fees............            827              4,104           1,642           2,379            4,726
Administration fees.................            211                917             905             531            1,056
12b-1 fees (Class A)................             81                198             203             138               42
12b-1 fees (Class B)................            283                484             902              70               60
Custodian and accounting fees.......             77                 60             221              83               94
Legal and audit fees................              5                 22              21              14               22
Trustees' fees and expenses.........              1                  7               5               4                9
Transfer agent fees.................             93                248             311             139               68
Registration and filing fees........             45                 95              92              27              108
Printing costs......................             19                 78              81              48               90
Other...............................              5                 15              19               6                6
                                           --------          ---------        --------        --------        ---------
Total expenses before waivers.......          1,647              6,228           4,402           3,439            6,281
Less waivers........................           (282)               (56)         (1,727)           (109)             (12)
                                           --------          ---------        --------        --------        ---------
NET EXPENSES........................          1,365              6,172           2,675           3,330            6,269
                                           --------          ---------        --------        --------        ---------
Net Investment Income...............          4,173              9,950           9,130           3,251           12,627
                                           --------          ---------        --------        --------        ---------
REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS, OPTIONS AND FUTURES:
Net realized gains from investments,
  options and futures
  transactions......................         15,867             63,053          20,871          42,586           17,493
Net change in unrealized
  appreciation (depreciation) from
  investments, options
  and futures.......................          4,463             89,271         140,765          51,518          126,134
                                           --------          ---------        --------        --------        ---------
Net realized/unrealized gains from
  investments, options and
  futures...........................         20,330            152,324         161,636          94,104          143,627
                                           --------          ---------        --------        --------        ---------
Change in net assets resulting from
  operations........................       $ 24,503          $ 162,274        $170,766        $ 97,355        $ 156,254
                                           ========          =========        ========        ========        =========

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                       (Amounts in Thousands)
                                                                              GROWTH                       INTERNATIONAL
                                            DISCIPLINED   LARGE COMPANY    OPPORTUNITIES    GULF SOUTH      EQUITY INDEX
                                            VALUE FUND     GROWTH FUND         FUND         GROWTH FUND         FUND
                                            ----------    -------------    -------------    -----------    --------------
INVESTMENT INCOME:
Interest income..........................    $    431       $   1,314        $   1,507        $   237         $    416
Dividend income..........................      13,343          16,518           11,811            546            8,560
Income from securities lending...........         153             191              668             69               --
Foreign tax withholding..................          --              --               --             --             (960)
                                             --------       ---------         --------        -------         --------
Total Income.............................      13,927          18,023           13,986            852            8,016
                                             --------       ---------         --------        -------         --------
EXPENSES:
Investment advisory fees.................       4,129           7,948            4,511            730            2,202
Administration fees......................         923           1,776            1,008            163              662
12b-1 fees (Class A).....................          77             332              113             61               38
12b-1 fees (Class B).....................         180             866              226             32               74
Custodian and accounting fees............          86              92              154             58              323
Legal and audit fees.....................          26              43               31              5               16
Organization costs.......................          --               1               --             --                3
Trustees' fees and expenses..............           8              13                8              2                3
Transfer agent fees......................         140             492              172            104               76
Registration and filing fees.............          46             118               72             28               62
Printing costs...........................          81             154               87             15               56
  Other..................................           4              26                7              2               27
                                             --------       ---------         --------        -------         --------
Total expenses before waivers............       5,700          11,861            6,389          1,200            3,542
Less waivers.............................         (22)            (95)             (32)          (117)             (11)
                                             --------       ---------         --------        -------         --------
NET EXPENSES.............................       5,678          11,766            6,357          1,083            3,531
                                             --------       ---------         --------        -------         --------
Net Investment Income (Loss).............       8,249           6,257            7,629           (231)           4,485
                                             --------       ---------         --------        -------         --------
REALIZED/UNREALIZED GAINS FROM
  INVESTMENTS, FUTURES AND FOREIGN
  CURRENCIES:
Net realized gains from investments,
  options, futures and foreign currency
  transactions...........................      59,778         130,961           35,797         10,486            5,054
Net change in unrealized appreciation
  (depreciation) from investments,
  options, futures and translation of
  assets and liabilities in foreign
  currencies.............................      36,525         186,164           87,369          1,985           51,395
                                             --------       ---------         --------        -------         --------
Net realized/unrealized gains from
  investments, futures and foreign
  currencies.............................      96,303         317,125          123,166         12,471           56,449
                                             --------       ---------         --------        -------         --------
Change in net assets resulting
  from operations........................    $104,552       $ 323,382        $ 130,795        $12,240         $ 60,934
                                             ========       =========        =========        =======         ========

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 (Amounts in Thousands)
                                           ASSET ALLOCATION FUND           INCOME EQUITY FUND            EQUITY INDEX FUND
                                         --------------------------    --------------------------    --------------------------
                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                            1997           1996           1997           1996           1997           1996
                                         -----------    -----------    -----------    -----------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.............    $   4,173      $   2,090      $   9,950      $   6,029      $   9,130      $   6,199
    Net realized gains from
      investment, options and futures
      transactions....................       15,867          4,144         63,053          8,723         20,871         10,186
    Net change in unrealized
      appreciation (depreciation) from
      investments, options and
      futures.........................        4,463          1,631         89,271         35,127        140,765         47,556
                                          ---------      ---------      ---------      ---------      ---------      ---------
Change in net assets resulting from
  operations..........................       24,503          7,865        162,274         49,879        170,766         63,941
                                          ---------      ---------      ---------      ---------      ---------      ---------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment income........       (2,678)        (1,520)        (8,549)        (5,321)        (7,178)        (5,782)
    In excess of net investment
      income..........................          (11)            --            (14)           (25)            --           (161)
    From net realized gains from
      investment transactions.........       (2,959)          (640)       (10,510)        (7,457)        (3,288)        (8,186)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income........         (764)          (343)          (948)          (528)          (899)          (269)
    In excess of net investment
      income..........................           (3)            --             (2)            (2)            --             (7)
    From net realized gains from
      investment transactions.........         (974)          (143)        (1,743)          (850)          (420)          (359)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income........         (731)          (216)          (453)          (180)          (780)          (149)
    In excess of net investment
      income..........................           (3)            --             (1)            (1)            --             (4)
    From net realized gains from
      investment transactions.........       (1,129)           (99)        (1,424)          (356)          (629)          (256)
                                          ---------      ---------      ---------      ---------      ---------      ---------
Change in net assets from shareholder
  distributions.......................       (9,252)        (2,961)       (23,644)       (14,720)       (13,194)       (15,173)
                                          ---------      ---------      ---------      ---------      ---------      ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued.......       74,038         50,091        113,454        267,682        372,043        199,001
    Proceeds from shares issued in
      connection with acquisition.....           --             --             --        136,786             --             --
    Proceeds from shares issued in
      connection with conversion......       37,254             --        283,942             --             --             --
    Dividends reinvested..............        6,840          2,534         11,938          6,734          6,593         11,149
    Cost of shares redeemed...........      (49,880)       (16,204)      (135,743)      (239,261)      (180,134)      (106,442)
                                          ---------      ---------      ---------      ---------      ---------      ---------
Change in net assets from share
  transactions........................       68,252         36,421        273,591        171,941        198,502        103,708
                                          ---------      ---------      ---------      ---------      ---------      ---------
Change in net assets..................       83,503         41,325        412,221        207,100        356,074        152,476
NET ASSETS:
    Beginning of period...............       86,747         45,422        395,280        188,180        391,782        239,306
                                          ---------      ---------      ---------      ---------      ---------      ---------
    End of period.....................    $ 170,250      $  86,747      $ 807,501      $ 395,280      $ 747,856      $ 391,782
                                          =========      =========      =========      =========      =========      =========
SHARE TRANSACTIONS:
    Issued............................        6,114          4,377          6,001         13,308         20,262         12,652
    Issued in connection with
      acquisition.....................           --             --             --          7,895             --             --
    Issued in connection with
      conversion......................        3,076             --         14,913             --             --             --
    Reinvested........................          573            221            656            414            360            721
    Redeemed..........................       (4,071)        (1,428)        (7,141)       (11,666)        (9,830)        (6,924)
                                          ---------      ---------      ---------      ---------      ---------      ---------
Change in shares......................        5,692          3,170         14,429          9,951         10,792          6,449
                                          =========      =========      =========      =========      =========      =========
Undistributed (distributions in excess
  of) net investment income included
  in net assets:
    End of period.....................    $       5      $      19      $      (5)     $      13      $      --      $    (405)
                                          =========      =========      =========      =========      =========      =========

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           (Amounts in Thousands)
                                                              VALUE GROWTH FUND
                                                 --------------------------------------------     LARGE COMPANY VALUE FUND
                                                                SEVEN MONTHS                     --------------------------
                                                 YEAR ENDED         ENDED         YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                  JUNE 30,        JUNE 30,       NOVEMBER 30,     JUNE 30,       JUNE 30,
                                                    1997           1996(a)         1995(a)          1997           1996
                                                 -----------    -------------    ------------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income.....................    $   3,251       $   1,254        $  2,459       $  12,627      $  12,313
    Net realized gains from investment,
      options and futures transactions........       42,586          50,010          17,559          17,493         66,494
    Net change in unrealized appreciation
      (depreciation) from investments, options
      and futures.............................       51,518         (28,550)         30,874         126,134        (17,058)
                                                  ---------       ---------        --------        --------      ---------
Change in net assets resulting from
  operations..................................       97,355          22,714          50,892         156,254         61,749
                                                  ---------       ---------        --------        --------      ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income................       (2,906)           (569)             --         (12,228)       (12,140)
    In excess of net investment income........           --              (5)             --              --           (119)
    From net realized gains from investment
      transactions............................      (36,353)             --              --         (47,388)       (46,275)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income................         (316)           (680)         (2,449)           (209)          (142)
    In excess of net investment income........           --              (5)             --              --             (1)
    From net realized gains from investment
      transactions............................       (5,893)        (34,705)         (5,515)           (904)          (631)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income................          (16)             (5)             (6)            (69)           (32)
    In excess of net investment income........           --              --              (3)             --             --
    From net realized gains from investment
      transactions............................         (992)           (557)            (19)           (410)          (183)
                                                  ---------       ---------        --------        --------      ---------
Change in net assets from shareholder
  distributions...............................      (46,476)        (36,526)         (7,992)        (61,208)       (59,523)
                                                  ---------       ---------        --------        --------      ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued...............      236,686          68,807          24,259         165,729        285,428
    Proceeds from shares issued in connection
      with conversion.........................           --              --              --          63,222             --
    Dividends reinvested......................       39,472          27,533           1,480          26,644         32,290
    Cost of shares redeemed...................      (70,246)        (71,560)        (21,348)       (238,407)       (91,619)
                                                  ---------       ---------        --------        --------      ---------
Change in net assets from share
  transactions................................      205,912          24,780           4,391          17,188        226,099
                                                 -----------    -------------    ------------    -----------    -----------
Change in net assets..........................      256,791          10,968          47,291         112,234        228,325
NET ASSETS:
    Beginning of period.......................      231,869         220,901         173,610         598,042        369,717
                                                  ---------       ---------        --------        --------      ---------
    End of period.............................    $ 488,660       $ 231,869        $220,901       $ 710,276      $ 598,042
                                                  =========       =========        ========       =========      =========
SHARE TRANSACTIONS:
    Issued....................................       22,826           1,402           1,628          12,629         22,448
    Issued in restatement of net asset value
      (c).....................................           --           7,808              --              --             --
    Issued in connection with conversion......           --              --              --           4,655             --
    Reinvested................................        4,071           1,782             106           2,051          2,670
    Redeemed..................................       (6,738)         (1,668)         (1,398)        (17,923)        (7,260)
                                                  ---------       ---------        --------        --------      ---------
Change in shares..............................       20,159           9,324             336           1,412         17,858
                                                  =========       =========        ========       =========      =========
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of period.............................    $      12       $     (12)       $     (2)      $       1      $    (114)
                                                  =========       =========        ========       =========      =========

------------
(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Changes in net assets for the periods prior to March 25, 1996 represent the Paragon Value Growth Fund.
(b) Fiduciary Shares of the Value Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Value Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B Shares from $15.21 to $10.00.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                (Amounts in Thousands)
                                          DISCIPLINED VALUE FUND      LARGE COMPANY GROWTH FUND     GROWTH OPPORTUNITIES FUND
                                        --------------------------    --------------------------    --------------------------
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                           1997           1996           1997           1996           1997           1996
                                        -----------    -----------    -----------    -----------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income............    $   8,249      $  10,841     $    6,257      $   8,466      $   7,629      $   5,803
    Net realized gains from
      investment, options and futures
      transactions...................       59,778         60,286        130,961         29,317         35,797        150,392
    Net change in unrealized
      appreciation (depreciation)
      from investments, options and
      futures........................       36,525         25,630        186,164         85,542         87,369        (49,094)
                                         ---------      ---------     ----------      ---------      ---------       --------
Change in net assets resulting from
  operations.........................      104,552         96,757        323,382        123,325        130,795        107,101
                                         ---------      ---------     ----------      ---------      ---------       --------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
    From net investment income.......       (7,822)       (10,409)        (5,746)        (7,921)        (7,053)        (5,538)
    In excess of net investment
      income.........................           --            (84)            --            (70)          (669)           (34)
    From net realized gains from
      investment transactions........      (53,221)       (27,544)       (37,414)        (7,625)       (83,581)       (78,544)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
    From net investment income.......         (274)          (302)          (403)          (478)          (361)          (215)
    In excess of net investment
      income.........................           --             (2)            --             (4)           (34)            (1)
    From net realized gains from
      investment transactions........       (2,285)          (920)        (4,265)          (558)        (4,572)        (2,747)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
    From net investment income.......          (89)          (131)           (23)           (67)          (215)           (51)
    In excess of net investment
      income.........................           --             (1)            --             (1)           (20)            --
    From net realized gains from
      investment transactions........       (1,855)          (708)        (3,785)          (253)        (3,102)          (896)
                                         ---------      ---------     ----------      ---------      ---------       --------
Change in net assets from shareholder
  distributions......................      (65,546)       (40,101)       (51,636)       (16,977)       (99,607)       (88,026)
                                         ---------      ---------     ----------      ---------      ---------       --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued......      107,311        146,331        230,983        303,743        291,882        285,336
    Proceeds from shares issued in
      connection with acquisition....           --             --             --         36,982             --             --
    Proceeds from shares issued in
      connection with conversion.....       48,296             --        289,603             --             --             --
    Dividends reinvested.............       32,360         21,701         31,237          9,536         56,517         46,859
    Cost of shares redeemed..........     (179,880)      (138,383)      (299,888)      (145,189)      (248,384)      (205,266)
                                         ---------      ---------     ----------      ---------      ---------       --------
Change in net assets from share
  transactions.......................        8,087         29,649        251,935        205,072        100,015        126,929
                                         ---------      ---------     ----------      ---------      ---------       --------
Change in net assets.................       47,093         86,305        523,681        311,420        131,203        146,004
NET ASSETS:
    Beginning of period..............      559,617        473,312        877,361        565,941        573,487        427,483
                                         ---------      ---------     ----------      ---------      ---------       --------
    End of period....................    $ 606,710      $ 559,617     $1,401,042      $ 877,361      $ 704,690      $ 573,487
                                         =========      =========     ==========      =========      =========      =========
SHARE TRANSACTIONS:
    Issued...........................        7,390         10,399         14,003         21,224         16,132         15,225
    Issued in connection with
      acquisition....................           --             --             --          2,673             --             --
    Issued in connection with
      conversion.....................        3,333             --         17,279             --             --             --
    Reinvested.......................        2,299          1,573          1,936            684          3,283          2,828
    Redeemed.........................      (12,355)        (9,741)       (18,015)        (9,886)       (13,633)       (10,779)
                                         ---------      ---------     ----------      ---------      ---------       --------
Change in shares.....................          667          2,231         15,203         14,695          5,782          7,274
                                         =========      =========     ==========      =========      =========      =========
Undistributed (distributions in
  excess of) net investment income
  included in net assets:
    End of period....................    $      17      $     (45)    $       45      $     (85)     $       0      $     (47)
                                         =========      =========     ==========      =========      =========      =========

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            (Amounts in Thousands)
                                                                                                  INTERNATIONAL EQUITY INDEX
                                                             GULF SOUTH GROWTH FUND                          FUND
                                                  --------------------------------------------    --------------------------
                                                  YEAR ENDED     SEVEN MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                   JUNE 30,        JUNE 30,       NOVEMBER 30,     JUNE 30,       JUNE 30,
                                                     1997           1996(a)         1995(a)          1997           1996
                                                  -----------    -------------    ------------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income (loss)...............    $    (231)      $    (162)       $   (329)      $   4,485      $   2,940
    Net realized gains from investment,
      options, futures and foreign currency
      transactions.............................       10,486          20,607           2,336           5,054          1,467
    Net change in unrealized appreciation
      (depreciation) from investments, options,
      futures and translation of assets and
      liabilities in foreign currencies........        1,985          (8,026)         17,774          51,395         26,748
                                                   ---------       ---------        --------        --------      ---------
Change in net assets resulting from
  operations...................................       12,240          12,419          19,781          60,934         31,155
                                                   ---------       ---------        --------        --------      ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income.................           --              --                          (4,346)        (2,825)
    In excess of net investment income.........           --              --                          (3,417)          (429)
    From net realized gains from investment
      transactions.............................       (8,358)           (237)                         (3,811)        (2,147)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income.................           --              --              --             (92)           (72)
    In excess of net investment income.........           --              --              --             (73)           (11)
    From net realized gains from investment
      transactions.............................       (1,835)        (17,443)         (1,410)           (111)           (55)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income.................           --              --              --             (47)           (43)
    In excess of net investment income.........           --              --              --             (37)            (7)
    From net realized gains from investment
      transactions.............................         (302)           (393)             (8)            (72)           (33)
                                                   ---------       ---------        --------        --------      ---------
Change in net assets from shareholder
  distributions................................      (10,495)        (18,073)         (1,418)        (12,006)        (5,622)
                                                   ---------       ---------        --------        --------      ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued................       14,236          29,495          13,775         191,629        163,944
    Dividends reinvested.......................        9,973          14,226             328           2,834          2,501
    Cost of shares redeemed....................      (30,774)        (31,076)        (12,956)       (135,282)       (54,557)
                                                   ---------       ---------        --------        --------      ---------
Change in net assets from share transactions...       (6,565)         12,645           1,147          59,181        111,888
                                                   ---------       ---------        --------        --------      ---------
Change in net assets...........................       (4,820)          6,991          19,510         108,109        137,421
NET ASSETS:
    Beginning of period........................      104,272          97,281          77,771         364,435        227,014
                                                   ---------       ---------        --------        --------      ---------
    End of period..............................    $  99,452       $ 104,272        $ 97,281       $ 472,544      $ 364,435
                                                   =========       =========        ========       =========      =========
SHARE TRANSACTIONS:
    Issued.....................................        1,433             620             842          12,777         11,286
    Issued in restatement of net asset value
      (c)......................................           --           3,633              --              --             --
    Reinvested.................................        1,042             902              22             189            175
    Redeemed...................................       (3,085)           (838)           (768)         (9,008)        (3,742)
                                                   ---------       ---------        --------        --------      ---------
Change in shares...............................         (610)          4,317              96           3,958          7,719
                                                   =========       =========        ========       =========      =========
Undistributed (distributions in excess of) net
  investment income included in net assets:
    End of period..............................    $    (176)      $      --        $     --       $  (2,608)     $   1,395
                                                   =========       =========        ========       =========      =========

------------
(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Capital and share transactions for the periods prior to March 25, 1996 represent the Paragon Gulf South Growth Fund.
(b) Fiduciary Shares of the Gulf South Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Gulf South Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B Shares from $15.48 to $10.00.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Gulf South Growth Fund and the International Equity Index Fund (individually a "Fund", collectively the "Funds") only. Subsequent to June 30, 1997, the investment objective of the Gulf South Growth Fund was changed to permit investments in companies headquartered or doing business outside of the Southeastern region of the United States, and to focus the Fund's investments to a greater extent on investments in the equity securities of small capitalization and emerging growth companies. As a result, the name of the Fund was changed to the One Group Small Capitalization Fund. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund except the Gulf South Growth Fund which is non-diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement, all of the assets and liabilities of each Paragon Fund transferred to a Fund of The One Group in exchange for shares of the corresponding Fund of The One Group. Subsequent to the reorganization, the fiscal period end changed from November 30 to June 30 for the Value Growth Fund and the Gulf South Growth Fund. Therefore, the prior period statement of changes in net assets and financial highlights for those Funds present the results for the seven months ended June 30, 1996.

   The Funds' investment objectives are as follows:

      FUND                                 OBJECTIVE
      ----                                 ---------
      Asset Allocation Fund                To provide total return while preserving capital.

      Income Equity Fund                   Current income through regular payments of dividends with
                                            the secondary goal of achieving capital appreciation by
                                            investing primarily in equity securities.

      Equity Index Fund                    Investment results that correspond to the aggregate price
                                            and dividend performance of the securities in the
                                            Standard & Poor's 500 Composite Stock Price Index.

      Value Growth Fund                    Long-term capital growth and growth of income while, as a
                                            secondary objective, providing a moderate level of
                                            current income.

      Large Company Value Fund             Capital appreciation with the incidental goal of achieving current income by investing primarily in equity
                                            securities.

      Disciplined Value Fund               Capital appreciation with the secondary goal of achieving
                                            current income by investing primarily in equity
                                            securities.

      Large Company Growth Fund            Long-term capital appreciation and growth of income by
                                            investing primarily in equity securities.

      Growth Opportunities Fund            Growth of capital and, secondarily, current income, by
                                            investing primarily in equity securities.

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

      FUND                                 OBJECTIVE
      ----                                 ---------
      Gulf South Growth Fund               Long-term capital growth by investing in a portfolio of
                                            equity securities of small-capitalization, emerging
                                            growth and medium- capitalization companies which are
                                            either headquartered in or whose primary market is in the
                                            southeastern region of the United States.

      International Equity Index Fund      To provide investment results that correspond to the
                                            aggregate price and dividend performance of the
                                            securities in the Gross Domestic Product Weighted Morgan
                                            Stanley Capital International Europe, Australia and Far
                                            East Index.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked price in the principal market where such securities are traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Banc One Investment Advisors Corporation (the "Advisor") under the direction of the Board of Trustees.

       FOREIGN CURRENCY TRANSLATION

       Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of realized gains or losses and unrealized appreciation or depreciation from investments due to fluctuations in foreign currency exchange rates is not separately disclosed. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

       FORWARD FOREIGN CURRENCY CONTRACTS

       Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are presented net on the Statement of Assets and Liabilities. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. Gains or

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   losses from the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recorded as realized on the date of offset; otherwise gains or losses are recorded as realized on settlement date.

   REPURCHASE AGREEMENTS

   The Funds may invest in repurchase agreements with institutions that the investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans under the 1940 Act.

   WRITTEN OPTIONS

   The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

   FUTURES CONTRACTS

   The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

   INDEXED SECURITIES

   The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

   SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn dividends and interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1997, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                             MARKET VALUE
                                                                               OF LOANED
                                                                              SECURITIES
                                                                             -------------
            Asset Allocation Fund.........................................     $  27,021
            Income Equity Fund............................................        36,562
            Equity Index Fund.............................................        68,647
            Value Growth Fund.............................................        50,079
            Large Company Value Fund......................................        67,650
            Disciplined Value Fund........................................        87,543
            Large Company Growth Fund.....................................        86,715
            Growth Opportunities Fund.....................................       157,149
            Gulf South Growth Fund........................................        12,436

       The loaned securities were fully collateralized by U.S. Government securities as of June 30, 1997.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards, foreign currency transactions, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active funds and, not all funds can offer all classes of shares. As of June 30, 1997, there were no shareholders in the Class C or the Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended June 30, 1997 and June 30, 1996:

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                       (Amounts in Thousands)
                                         ASSET ALLOCATION FUND           INCOME EQUITY FUND            EQUITY INDEX FUND
                                       --------------------------    --------------------------    --------------------------
                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                          1997           1996           1997           1996           1997           1996
                                       -----------    -----------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued........   $  36,157      $  20,364     $  39,671      $  74,805      $ 193,036      $ 110,800
  Proceeds from shares issued in
    connection with acquisition......          --             --            --        128,593             --             --
  Proceeds from shares issued in
    connection with conversion.......      37,254             --       283,942             --             --             --
  Dividends reinvested...............       3,380          1,810         7,467          5,003          3,889         10,203
  Cost of shares redeemed............     (41,096)       (13,065)     (115,841)       (94,484)      (148,567)       (79,496)
                                       ----------      ---------     ---------      ---------      ---------      ---------
  Change in net assets from
    Fiduciary share transactions.....   $  35,695      $   9,109     $ 215,239      $ 113,917      $  48,358      $  41,507
                                       ==========      =========     =========      =========      =========      =========
CLASS A SHARES:
  Proceeds from shares issued........   $  14,748      $  14,197     $  33,483      $ 168,343      $  72,287      $  52,581
  Proceeds from shares issued in
    connection with acquisition......          --             --            --          6,780             --             --
  Dividends reinvested...............       1,663            453         2,597          1,244          1,279            565
  Cost of shares redeemed............      (5,587)        (2,268)      (15,299)      (143,907)       (25,085)       (26,205)
                                       ----------      ---------     ---------      ---------      ---------      ---------
  Change in net assets from
    Class A share transactions.......   $  10,824      $  12,382     $  20,781      $  32,460      $  48,481      $  26,941
                                       ==========      =========     =========      =========      =========      =========
CLASS B SHARES:
  Proceeds from shares issued........   $  23,133      $  15,530     $  40,300      $  24,534      $ 106,720      $  35,620
  Proceeds from shares issued in
    connection with acquisition......          --             --            --          1,413             --             --
  Dividends reinvested...............       1,797            271         1,874            487          1,425            381
  Cost of shares redeemed............      (3,197)          (871)       (4,603)          (870)        (6,482)          (741)
                                       ----------      ---------     ---------      ---------      ---------      ---------
  Change in net assets from
    Class B share transactions.......   $  21,733      $  14,930     $  37,571      $  25,564      $ 101,663      $  35,260
                                       ==========      =========     =========      =========      =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.............................       3,003          1,787         2,121          2,462         10,607          7,069
  Issued in connection with
    acquisition......................          --             --            --          7,422             --             --
  Issued in connection with
    conversion.......................       3,076             --        14,913             --             --             --
  Reinvested.........................         284            159           412            316            215            660
  Redeemed...........................      (3,348)        (1,156)       (6,085)        (3,267)        (8,036)        (5,207)
                                       ----------      ---------     ---------      ---------      ---------      ---------
  Change in Fiduciary Shares.........       3,015            790        11,361          6,933          2,786          2,522
                                       ==========      =========     =========      =========      =========      =========
CLASS A SHARES:
  Issued.............................       1,212          1,241         1,768          9,480          3,962          3,351
  Issued in connection with
    acquisition......................          --             --            --            392             --             --
  Reinvested.........................         139             38           142             72             69             36
  Redeemed...........................        (460)          (198)         (814)        (8,347)        (1,452)        (1,670)
                                       ----------      ---------     ---------      ---------      ---------      ---------
  Change in Class A Shares...........         891          1,081         1,096          1,597          2,579          1,717
                                       ==========      =========     =========      =========      =========      =========
CLASS B SHARES:
  Issued.............................       1,899          1,349         2,112          1,366          5,693          2,232
  Issued in connection with
    acquisition......................          --             --            --             81             --             --
  Reinvested.........................         150             24           102             26             76             25
  Redeemed...........................        (263)           (74)         (242)           (52)          (342)           (47)
                                       ----------      ---------     ---------      ---------      ---------      ---------
  Change in Class B Shares...........       1,786          1,299         1,972          1,421          5,427          2,210
                                       ==========      =========     =========      =========      =========      =========

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                            (Amounts in Thousands)
                                                             VALUE GROWTH FUND                   LARGE COMPANY VALUE FUND
                                                --------------------------------------------    --------------------------
                                                YEAR ENDED     SEVEN MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 JUNE 30,        JUNE 30,       NOVEMBER 30,     JUNE 30,       JUNE 30,
                                                   1997           1996(a)         1995(a)          1997           1996
                                                -----------    -------------    ------------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued................    $ 222,240       $  51,451                       $ 150,998      $ 271,886
  Proceeds from shares issued in conversion
    from Class A Shares......................           --         186,991(b)                           --             --
  Proceeds from shares issued in connection
    with conversion..........................           --              --                          63,222             --
  Dividends reinvested.......................       32,485              12                          25,070         31,312
  Cost of shares redeemed....................      (59,895)        (54,571)                       (229,727)       (86,151)
                                                 ---------       ---------                      ----------      ---------
  Change in net assets from Fiduciary share
    transactions.............................    $ 194,830       $ 183,883                       $   9,563      $ 217,047
                                                 =========       =========                      ==========      =========
CLASS A SHARES:
  Proceeds from shares issued................    $   9,761       $  15,771        $ 21,981       $  10,438      $  10,239
  Dividends reinvested.......................        5,980          26,959           1,452           1,100            760
  Cost of shares redeemed....................       (9,421)        (16,784)        (21,210)         (8,010)        (5,175)
  Cost of shares redeemed in conversion to
    Fiduciary Shares.........................           --        (186,991)(b)          --              --             --
                                                 ---------       ---------        --------       ---------      ---------
  Change in net assets from Class A share
    transactions.............................    $   6,320       $(161,045)       $  2,223       $   3,528      $   5,824
                                                 =========       =========        ========       =========      =========
CLASS B SHARES:
  Proceeds from shares issued................    $   4,685       $   1,585        $  2,278       $   4,293      $   3,303
  Dividends reinvested.......................        1,007             562              28             474            218
  Cost of shares redeemed....................         (930)           (205)           (138)           (670)          (293)
                                                 ---------       ---------        --------       ---------      ---------
  Change in net assets from Class B share
    transactions.............................    $   4,762       $   1,942        $  2,168       $   4,097      $   3,228
                                                 =========       =========        ========       =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.....................................       21,444             254                          11,519         21,371
  Issued in conversion from Class A Shares...           --          18,699(b)                           --             --
  Issued in connection with conversion.......           --              --                           4,655             --
  Reinvested.................................        3,352               1                           1,931          2,593
  Redeemed...................................       (5,755)           (556)                        (17,266)        (6,817)
                                                 ---------       ---------                       ---------      ---------
  Change in Fiduciary Shares.................       19,041          18,398                             839         17,147
                                                 =========       =========                       =========      =========
CLASS A SHARES:
  Issued.....................................          929           1,026           1,479             793            815
  Issued in restatement of net asset
    value(c).................................           --           7,672              --              --             --
  Reinvested.................................          615           1,745             104              84             61
  Redeemed...................................         (893)         (1,096)         (1,389)           (607)          (417)
  Redeemed in conversion to Fiduciary
    Shares...................................           --         (18,699)(b)          --              --             --
                                                 ---------       ---------        --------       ---------      ---------
  Change in Class A Shares...................          651          (9,352)            194             270            459
                                                 =========       =========        ========       =========      =========
CLASS B SHARES:
  Issued.....................................          453             122             149             317            262
  Issued in restatement of net asset
    value(c).................................           --             136              --              --             --
  Reinvested.................................          104              36               2              36             16
  Redeemed...................................          (90)            (16)             (9)            (50)           (26)
                                                 ---------       ---------        --------       ---------      ---------
  Change in Class B Shares...................          467             278             142             303            252
                                                 =========       =========        ========       =========      =========

------------

(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund.
(b) Fiduciary Shares of the Value Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Value Growth Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B Shares from $15.21 to $10.00.

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                    (Amounts in Thousands)
                                       DISCIPLINED VALUE FUND      LARGE COMPANY GROWTH FUND     GROWTH OPPORTUNITIES FUND
                                     --------------------------    --------------------------    --------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                      JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                        1997           1996           1997           1996           1997           1996
                                     -----------    -----------    -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.....    $  95,887      $ 131,316      $ 134,662      $ 209,649      $ 216,371      $ 167,309
  Proceeds from shares issued in
    connection with acquisition...           --             --             --         33,161             --             --
  Proceeds from shares issued in
    connection with conversion....       48,296             --        289,603             --             --             --
  Dividends reinvested............       27,911         19,700         22,758          8,256         48,075         43,247
  Cost of shares redeemed.........     (168,332)      (130,536)      (274,724)      (132,702)      (199,916)      (109,584)
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Change in net assets from
    Fiduciary share
      transactions................    $   3,762      $  20,480      $ 172,299      $ 118,364      $  64,530      $ 100,972
                                      =========      =========      =========      =========      =========      =========
CLASS A SHARES:
  Proceeds from shares issued.....    $   8,230      $  10,777      $  39,340      $  46,490      $  54,262      $ 108,378
  Proceeds from shares issued in
    connection with acquisition...           --             --             --          3,423             --             --
  Dividends reinvested............        2,515          1,180          4,698            904          5,065          2,718
  Cost of shares redeemed.........       (9,255)        (6,449)       (17,325)       (10,113)       (46,273)       (95,119)
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Change in net assets from
    Class A share transactions....    $   1,490      $   5,508      $  26,713      $  40,704      $  13,054      $  15,977
                                      =========      =========      =========      =========      =========      =========
CLASS B SHARES:
  Proceeds from shares issued.....    $   3,194      $   4,238      $  56,981      $  47,604      $  21,249      $   9,649
  Proceeds from shares issued in
    connection with acquisition...           --             --             --            398             --             --
  Dividends reinvested............        1,934            821          3,781            376          3,377            894
  Cost of shares redeemed.........       (2,293)        (1,398)        (7,839)        (2,374)        (2,195)          (563)
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Change in net assets from
    Class B share transactions....    $   2,835      $   3,661      $  52,923      $  46,004      $  22,431      $   9,980
                                      =========      =========      =========      =========      =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..........................        6,612          9,341          8,322         14,892         11,966          8,947
  Issued in connection with
    acquisition...................           --             --             --          2,403             --             --
  Issued in connection with
    conversion....................        3,333             --         17,279             --             --             --
  Reinvested......................        1,984          1,427          1,418            594          2,790          2,608
  Redeemed........................      (11,571)        (9,186)       (16,537)        (9,049)       (11,005)        (5,714)
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Change in Fiduciary Shares......          358          1,582         10,482          8,840          3,751          5,841
                                      =========      =========      =========      =========      =========      =========
CLASS A SHARES:
  Issued..........................          559            760          2,308          3,131          2,954          5,756
  Issued in connection with
    acquisition...................           --             --             --            242             --             --
  Reinvested......................          178             86            285             63            293            165
  Redeemed........................         (628)          (456)        (1,016)          (674)        (2,503)        (5,035)
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Change in Class A Shares........          109            390          1,577          2,762            744            886
                                      =========      =========      =========      =========      =========      =========
CLASS B SHARES:
  Issued..........................          219            298          3,373          3,201          1,212            522
  Issued in connection with
    acquisition...................           --             --             --             28             --             --
  Reinvested......................          137             60            233             27            200             55
  Cost of shares redeemed.........         (156)           (99)          (462)          (163)          (125)           (30)
                                      ---------      ---------      ---------      ---------      ---------      ---------
  Change in Class B Shares........          200            259          3,144          3,093          1,287            547
                                      =========      =========      =========      =========      =========      =========

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                          (Amounts in Thousands)
                                                                                               INTERNATIONAL EQUITY INDEX
                                                          GULF SOUTH GROWTH FUND                          FUND
                                               --------------------------------------------    --------------------------
                                               YEAR ENDED     SEVEN MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                JUNE 30,        JUNE 30,       NOVEMBER 30,     JUNE 30,       JUNE 30,
                                                  1997           1996(a)         1995(a)          1997           1996
                                               -----------    -------------    ------------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............    $   9,250       $  20,747                       $ 182,120      $ 154,310
  Proceeds from shares issued in conversion
    from Class A Shares.....................           --          80,504(b)                           --             --
  Dividends reinvested......................        7,857              12                           2,570          2,284
  Cost of shares redeemed...................      (23,477)        (23,690)                       (129,185)       (51,662)
                                                ---------       ---------                       ---------      ---------
  Change in net assets from Fiduciary share
    transactions............................    $  (6,370)      $  77,573                       $  55,505      $ 104,932
                                                =========       =========                       =========      =========
CLASS A SHARES:
  Proceeds from shares issued...............    $   3,550       $   8,112        $ 12,266       $   5,122      $   7,069
  Dividends reinvested......................        1,821          13,830             321             167            135
  Cost of shares redeemed...................       (6,707)         (7,224)        (12,837)         (4,769)        (2,083)
  Cost of shares redeemed in conversion to
    Fiduciary Shares........................           --         (80,504)(b)          --              --             --
                                                ---------       ---------        --------       ---------      ---------
  Change in net assets from
    Class A share transactions..............    $  (1,336)      $ (65,786)       $   (250)      $     520      $   5,121
                                                =========       =========        ========       =========      =========
CLASS B SHARES:
  Proceeds from shares issued...............    $   1,436       $     636        $  1,509       $   4,387      $   2,565
  Dividends reinvested......................          295             384               8              97             82
  Cost of shares redeemed...................         (590)           (162)           (119)         (1,328)          (812)
                                                ---------       ---------        --------       ---------      ---------
  Change in net assets from
    Class B share transactions..............    $   1,141       $     858        $  1,398       $   3,156      $   1,835
                                                =========       =========        ========       =========      =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................          933              66                          12,143         10,623
  Issued in conversion from Class A
    Shares..................................           --           8,050(b)                           --             --
  Reinvested................................          821               1                             171            160
  Redeemed..................................       (2,352)           (360)                         (8,601)        (3,542)
                                                ---------       ---------                       ---------      ---------
  Change in Fiduciary Shares................         (598)          7,757                           3,713          7,241
                                                =========       =========                       =========      =========
CLASS A SHARES:
  Issued....................................          354             509             750             337            484
  Issued in restatement of net asset value
    (c).....................................           --           3,555              --              --             --
  Reinvested................................          190             876              21              11             10
  Redeemed..................................         (673)           (466)           (761)           (317)          (143)
  Redeemed in conversion to Fiduciary
    Shares..................................           --          (8,050)(b)          --              --             --
                                                ---------       ---------        --------       ---------      ---------
  Change in Class A Shares..................         (129)         (3,576)             10              31            351
                                                =========       =========        ========       =========      =========
CLASS B SHARES:
  Issued....................................          146              45              92             297            179
  Issued in restatement of net asset
    value(c)................................           --              78              --              --             --
  Reinvested................................           31              25               1               7              5
  Redeemed..................................          (60)            (12)             (7)            (90)           (57)
                                                ---------       ---------        --------       ---------      ---------
  Change in Class B Shares..................          117             136              86             214            127
                                                =========       =========        ========       =========      =========

------------

(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund.
(b) Fiduciary Shares of the Gulf South Growth Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Gulf South Growth Fund issued additional shares at the close of business March 26, 1996 as a result of restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B Shares from $15.48 to $10.00.

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.74% of the average net assets of the Income Equity Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, and the Gulf South Growth Fund; 0.65% of the average daily net assets of the Asset Allocation Fund; 0.55% of the average daily net assets of the International Equity Index Fund; and 0.30% of the average daily net assets of the Equity Index Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the year ended June 30, 1997, the Distributor received $14,356,900 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which, the Distributor re-allowed $14,210,374 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1997, fees in the following amounts were waived (amounts in thousands):

                                                              INVESTMENT                           12b-1 FEES
                                                             ADVISORY FEES     ADMINISTRATION        WAIVED
                                                                WAIVED           FEES WAIVED        CLASS A
                                                             -------------     ---------------     ----------
   Asset Allocation Fund..................................      $   143             $ 116             $ 23
   Income Equity Fund.....................................           --                --               56
   Equity Index Fund......................................        1,094               575               58
   Value Growth Fund......................................           69                --               40
   Large Company Value Fund...............................           --                --               12
   Disciplined Value Fund.................................           --                --               22
   Large Company Growth Fund..............................           --                --               95
   Growth Opportunities Fund..............................           --                --               32
   Gulf South Growth Fund.................................           30                70               17
   International Equity Index Fund........................           --                --               11

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the year ended June 30, 1997 were as follows (amounts in thousands):

                                                        U.S. GOVERNMENT
                                                          SECURITIES                OTHER SECURITIES
                                                     ---------------------      -------------------------
                                                     PURCHASES      SALES       PURCHASES        SALES
                                                     ---------     -------      ----------     ----------
   Asset Allocation Fund..........................    $34,825      $12,126      $  129,077     $   86,545
   Income Equity Fund.............................                                 282,166        154,124
   Equity Index Fund..............................                                 208,337         30,475
   Value Growth Fund..............................                                 520,425        351,633
   Large Company Value Fund.......................                                 467,040        509,396
   Disciplined Value Fund.........................                                 510,514        579,311
   Large Company Growth Fund......................                                 691,114        603,321
   Growth Opportunities Fund......................                               1,780,054      1,764,169
   Gulf South Growth Fund.........................                                  87,315        104,922
   International Equity Index Fund................                                  88,988         37,767

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, indexed securities and sales of forward foreign currency contracts involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in the value of securities.

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   The following is a summary of written option activity for the year ended June 30, 1997 by the Large Company Value Fund and Growth Opportunities Fund (amounts in thousands):

                                                                               GROWTH OPPORTUNITIES
                                               LARGE COMPANY VALUE FUND                FUND
                                               ------------------------      ------------------------
                                                 SHARES                        SHARES
                                                 SUBJECT                       SUBJECT
                                               TO CONTRACT     PREMIUMS      TO CONTRACT     PREMIUMS
                                               -----------     --------      -----------     --------
      COVERED CALL OPTIONS
        Balance at beginning of period......        590        $ 1,290             --        $    --
        Options written.....................      1,093          3,168            360          7,986
        Options closed......................       (910)        (2,377)          (360)        (7,986)
        Options expired.....................       (289)          (324)            --             --
        Options exercised...................       (484)        (1,757)            --             --
                                               --------        -------       --------        -------
        Options outstanding at end of
           period...........................         --        $    --             --        $
                                               ========        =======       ========        =======
      PUT OPTIONS
        Balance at beginning of period......         90        $   116             --        $    --
        Options written.....................        125            249             --             --
        Options expired.....................        (85)          (149)            --             --
        Options exercised...................       (130)          (216)            --             --
                                               --------        -------       --------        -------
        Options outstanding at end of
           period...........................         --        $    --             --        $    --
                                               ========        =======       ========        =======

7. CONCENTRATION OF CREDIT RISK:

   The Gulf South Growth Fund has a relatively large concentration of securities invested in companies domiciled in the southeastern region of the United States. The Fund may be more susceptible to political, social and economic events adversely affecting the southeastern region of the United States than funds not so concentrated.

   The International Equity Index Fund has a relatively large concentration of securities invested in companies domiciled in Japan. The Fund may be more susceptible to the political, social and economic events adversely affecting the Japanese companies than funds not so concentrated.

8. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1997 (amounts in thousands):

                                          FUND                                  AMOUNT
            -----------------------------------------------------------------   -------
            Asset Allocation Fund............................................   $ 3,509
            Income Equity Fund...............................................    13,420
            Equity Index Fund................................................     3,193
            Value Growth Fund................................................    34,274
            Large Company Value Fund.........................................     3,737
            Disciplined Value Fund...........................................    32,722
            Large Company Growth Fund........................................    45,464
            Growth Opportunities Fund........................................    11,171
            Gulf South Growth Fund...........................................     7,091
            International Equity Index Fund..................................     2,598

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   Currency losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1998 (amount in thousands):

                                           FUND                                  AMOUNT
            ------------------------------------------------------------------   ------
            International Equity Index Fund...................................    $514

   ELIGIBLE DISTRIBUTIONS:

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

                                          FUND                                 PERCENTAGE
            ----------------------------------------------------------------   ----------
            Asset Allocation Fund...........................................      11.10%
            Income Equity Fund..............................................      98.92%
            Equity Index Fund...............................................      83.28%
            Value Growth Fund...............................................      20.88%
            Large Company Value Fund........................................      24.86%
            Disciplined Value Fund..........................................      70.64%
            Large Company Growth Fund.......................................     100.00%
            Growth Opportunities Fund.......................................       6.33%
            Gulf South Growth Fund..........................................       5.88%
            International Equity Index Fund.................................       0.00%

9. REORGANIZATIONS:

   The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a Fund of The One Group in exchange for shares of the corresponding Fund of The One Group. The Paragon Value Equity Income Fund transferred its assets and liabilities to the Income Equity Fund. The Paragon Value Growth Fund and the Paragon Gulf South Growth Fund transferred its assets and liabilities to the Value Growth Fund and Gulf South Growth Fund, respectively. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset values):

                                                             BEFORE REORGANIZATION              AFTER
                                                        -------------------------------     REORGANIZATION
                                                        PARAGON VALUE                       -------------
                                                        EQUITY INCOME     INCOME EQUITY     INCOME EQUITY
                                                            FUND              FUND              FUND
                                                        -------------     -------------     -------------
            Shares...................................         8,993            13,779            21,674
            Net assets...............................     $ 136,786         $ 238,679         $ 375,465
            Net asset value:
              Fiduciary..............................                       $   17.33         $   17.33
              Class A................................     $   15.21         $   17.30         $   17.30
              Class B................................     $   15.20         $   17.33         $   17.33
            Unrealized appreciation..................     $  41,324         $  71,670         $ 112,994

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                                                AFTER
                                                             BEFORE REORGANIZATION          REORGANIZATION
                                                        -------------------------------     -------------
                                                        PARAGON VALUE     VALUE GROWTH      VALUE GROWTH
                                                         GROWTH FUND          FUND              FUND
                                                        -------------     -------------     -------------
            Shares...................................       14,849             --              22,657
            Net assets...............................     $226,567             --            $226,567
            Net asset value:
              Fiduciary..............................                                        $  10.00
              Class A................................     $  15.26                           $  10.00*
              Class B................................     $  15.21                           $  10.00*
            Unrealized appreciation..................     $ 48,859             --            $ 48,859

                                                             BEFORE REORGANIZATION              AFTER
                                                        -------------------------------     REORGANIZATION
                                                        PARAGON GULF                        -------------
                                                        SOUTH GROWTH       GULF SOUTH        GULF SOUTH
                                                            FUND           GROWTH FUND       GROWTH FUND
                                                        -------------     -------------     -------------
            Shares...................................        6,379             --              10,012
            Net assets...............................     $100,116             --            $100,116
            Net asset value:
              Fiduciary..............................                                        $  10.00
              Class A................................     $  15.70                           $  10.00**
              Class B................................     $  15.48                           $  10.00**
            Unrealized appreciation..................     $ 19,678             --            $ 19,678

    * Pursuant to its reorganization as a Fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $15.26 to $10.00 and Class B Shares from $15.21 to $10.00.
   ** Pursuant to its reorganization as a Fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $15.70 to $10.00 and Class B Shares from $15.48 to $10.00.

   On May 22, 1995, the Board of Trustees approved a Plan of Reorganization pursuant to which the Blue Chip Equity Fund would be merged with and into the Large Company Growth Fund. On September 1, 1995, the Blue Chip Equity Fund transferred all of its assets and liabilities to the Large Company Growth Fund in exchange for shares of the Large Company Growth Fund. The reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was approved by the shareholders of the Blue Chip Equity Fund, at a shareholders' meeting on August 28, 1995. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization (amounts in thousands except net asset values):

                                                                                                AFTER
                                                             BEFORE REORGANIZATION          REORGANIZATION
                                                        -------------------------------     -------------
                                                          BLUE CHIP       LARGE COMPANY     LARGE COMPANY
                                                         EQUITY FUND       GROWTH FUND       GROWTH FUND
                                                        -------------     -------------     -------------
            Shares...................................        2,777             44,457            47,130
            Net assets...............................      $36,983          $ 614,499         $ 651,482
            Net asset value:
              Fiduciary..............................      $ 13.32          $   13.80         $   13.80
              Class A................................      $ 13.30          $   14.17         $   14.17
              Class B................................      $ 13.37          $   13.96         $   13.96
            Unrealized appreciation..................      $ 7,227          $  86,413         $  93,640

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

10. CONVERSION OF COMMON TRUST FUNDS:

    On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except net asset value per share amounts):

                                                                           NET ASSET VALUE
                                                 SHARES     NET ASSETS        PER SHARE         UNREALIZED
                                                 ISSUED     CONVERTED          ISSUED          APPRECIATION
                                                 ------     ----------     ---------------     ------------
            Asset Allocation Fund.............    3,076      $ 37,254          $ 12.11           $  8,361
            Income Equity Fund................   14,913      $283,942          $ 19.04           $150,438
            Large Company Value Fund..........    4,655      $ 63,222          $ 13.58           $  7,315
            Disciplined Value Fund............    3,333      $ 48,296          $ 14.49           $  7,763
            Large Company Growth Fund.........   17,279      $289,603          $ 16.76           $102,448

Continued

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               ASSET ALLOCATION FUND
                                                                ----------------------------------------------------
                                                                                  FIDUCIARY SHARES
                                                                ----------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                                ----------------------------------------------------
                                                                 1997       1996       1995       1994      1993(a)
                                                                -------    -------    -------    -------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $ 11.71    $ 10.73    $  9.64    $ 10.06    $ 10.00
                                                                -------    -------    -------    -------    -------
Investment Activities
  Net investment income......................................      0.43       0.41       0.38       0.29       0.07
  Net realized and unrealized gains (losses) from
    investments..............................................      1.81       1.16       1.12      (0.38)      0.06
                                                                -------    -------    -------    -------    -------
    Total from Investment Activities.........................      2.24       1.57       1.50      (0.09)      0.13
                                                                -------    -------    -------    -------    -------
Distributions
  From net investment income.................................     (0.43)     (0.41)     (0.37)     (0.29)     (0.07)
  From net realized gains....................................     (0.54)     (0.18)     (0.04)     (0.04)        --
                                                                -------    -------    -------    -------    -------
    Total Distributions......................................     (0.97)     (0.59)     (0.41)     (0.33)     (0.07)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $ 12.98    $ 11.71    $ 10.73    $  9.64    $ 10.06
                                                                =======    =======    =======    =======    =======
Total Return.................................................     20.16%     14.87%     16.06%     (1.01)%     5.45% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $94,971    $50,323    $37,658    $42,751    $30,441
  Ratio of expenses to average net assets....................      0.80%      0.94%      1.06%      1.06%      0.90% (b)
  Ratio of net investment income to average net assets.......      3.55%      3.58%      3.72%      2.91%      3.03% (b)
  Ratio of expenses to average net assets*...................      1.00%      1.19%      1.31%      1.33%      1.34% (b)
  Ratio of net investment income to average net assets*......      3.35%      3.33%      3.47%      2.64%      2.59% (b)
  Portfolio turnover(c)......................................     80.96%     73.38%    115.36%     56.55%      4.05%
  Average commission rate paid(d)............................   $0.0497    $0.0616

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Fiduciary Shares commenced offering on April 5, 1993.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               ASSET ALLOCATION FUND
                                                              --------------------------------------------------------
                                                                                   CLASS A SHARES
                                                              --------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------
                                                               1997        1996        1995        1994       1993(a)
                                                              -------     -------     -------     -------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $ 11.72     $ 10.74     $  9.65     $ 10.06      $10.00
                                                              -------     -------     -------     -------     -------
Investment Activities
  Net investment income....................................      0.39        0.37        0.35        0.27        0.05
  Net realized and unrealized gains (losses) from
    investments............................................      1.83        1.16        1.13       (0.38)       0.07
                                                              -------     -------     -------     -------     -------
    Total from Investment Activities.......................      2.22        1.53        1.48       (0.11)       0.12
                                                              -------     -------     -------     -------     -------
Distributions
  From net investment income...............................     (0.40)      (0.37)      (0.34)      (0.26)      (0.06)
  In excess of net investment income.......................        --          --       (0.01)         --          --
  From net realized gains..................................     (0.54)      (0.18)      (0.04)      (0.04)         --
                                                              -------     -------     -------     -------     -------
    Total Distributions....................................     (0.94)      (0.55)      (0.39)      (0.30)      (0.06)
                                                              -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.............................   $ 13.00     $ 11.72     $ 10.74     $  9.65      $10.06
                                                              =======     =======     =======     =======     =======
Total Return (Excludes Sales Charge).......................     19.85%      14.48%      15.76%      (1.19)%      5.23%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $31,379     $17,849     $ 4,745     $ 1,691      $  571
  Ratio of expenses to average net assets..................      1.05%       1.19%       1.31%       1.33%       1.15%(b)
  Ratio of net investment income to average net assets.....      3.30%       3.33%       3.57%       2.68%       2.84%(b)
  Ratio of expenses to average net assets*.................      1.34%       1.54%       1.66%       1.67%       1.62%(b)
  Ratio of net investment income to average net assets*....      3.01%       2.98%       3.22%       2.34%        237%(b)
  Portfolio turnover(c)....................................     80.96%      73.38%     115.36%      56.55%       4.05%
  Average commission rate paid(d)..........................   $0.0497     $0.0616

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on April 2, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   ASSET ALLOCATION FUND
                                                                        -------------------------------------------
                                                                                      CLASS B SHARES
                                                                        -------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                                        -------------------------------------------
                                                                         1997        1996        1995       1994(a)
                                                                        -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................   $ 11.76     $ 10.76     $  9.67     $ 10.37
                                                                        -------     -------     -------     -------
Investment Activities
  Net investment income..............................................      0.30        0.28        0.27        0.08
  Net realized and unrealized gains (losses) from investments........      1.83        1.18        1.14       (0.70)
                                                                        -------     -------     -------     -------
    Total from Investment Activities.................................      2.13        1.46        1.41       (0.62)
Distributions
  From net investment income.........................................     (0.31)      (0.28)      (0.27)      (0.08)
  In excess of net investment income.................................        --          --       (0.01)         --
  From net realized gains............................................     (0.54)      (0.18)      (0.04)         --
                                                                        -------     -------     -------     -------
    Total Distributions..............................................     (0.85)      (0.46)      (0.32)      (0.08)
                                                                        -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.......................................   $ 13.04     $ 11.76     $ 10.76     $  9.67
                                                                        =======     =======     =======     =======
Total Return (Excludes Sales Charge).................................     18.90%      13.79%      14.90%      (5.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................   $43,900     $18,575     $ 3,019     $ 1,862
  Ratio of expenses to average net assets............................      1.81%       1.94%       2.07%       2.40%(c)
  Ratio of net investment income to average net assets...............      2.54%       2.58%       2.77%       1.99%(c)
  Ratio of expenses to average net assets*...........................      2.01%       2.19%       2.31%       2.40%(c)
  Ratio of net investment income to average net assets*..............      2.34%       2.33%       2.52%       1.99%(c)
  Portfolio turnover(d)..............................................     80.96%      73.38%     115.36%      56.55%
  Average commission rate paid(e)....................................   $0.0497     $0.0616

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INCOME EQUITY FUND
                                                          --------------------------------------------------------
                                                                              FIDUCIARY SHARES
                                                          --------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------
                                                            1997        1996        1995        1994        1993
                                                          --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD...................   $  17.65    $  15.13    $  13.22    $  13.21    $  12.24
                                                          --------    --------    --------    --------    --------
Investment Activities
  Net investment income................................       0.36        0.40        0.40        0.39        0.43
  Net realized and unrealized gains from investments...       4.89        3.22        2.28        0.01        0.97
                                                          --------    --------    --------    --------    --------
    Total from Investment Activities...................       5.25        3.62        2.68        0.40        1.40
                                                          --------    --------    --------    --------    --------
Distributions
  From net investment income...........................      (0.36)      (0.40)      (0.40)      (0.39)      (0.43)
  From net realized gains..............................      (0.61)      (0.70)      (0.37)         --          --
                                                          --------    --------    --------    --------    --------
    Total Distributions................................      (0.97)      (1.10)      (0.77)      (0.39)      (0.43)
                                                          --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.........................   $  21.93    $  17.65    $  15.13    $  13.22    $  13.21
                                                          ========    ========    ========    ========    ========
Total Return...........................................      30.90%      24.53%      21.04%       3.27%      11.56%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................   $649,007    $321,827    $170,919    $198,787    $153,144
  Ratio of expenses to average net assets..............       1.00%       0.98%       1.01%       0.98%       0.90%
  Ratio of net investment income to average net
    assets.............................................       1.91%       2.44%       2.85%       3.18%       3.37%
  Ratio of expenses to average net assets*.............       1.00%       1.01%       1.01%       1.05%       1.07%
  Ratio of net investment income to average net
    assets*............................................       1.91%       2.41%       2.85%       3.11%       3.20%
  Portfolio turnover(a)................................      28.18%      14.92%       4.03%      22.69%       7.53%
  Average commission rate paid(b)......................   $ 0.0681    $ 0.0673

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                INCOME EQUITY FUND
                                                                --------------------------------------------------
                                                                                  CLASS A SHARES
                                                                --------------------------------------------------
                                                                               YEAR ENDED JUNE 30,
                                                                --------------------------------------------------
                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    ------
NET ASSET VALUE, BEGINNING OF PERIOD.........................   $ 17.64    $ 15.11    $ 13.20    $ 13.20    $12.23
                                                                -------    -------    -------    -------    ------
Investment Activities
  Net investment income......................................      0.31       0.38       0.03       0.36      0.40
  Net realized and unrealized gains from investments.........      4.87       3.20       2.29         --      0.98
                                                                -------    -------    -------    -------    ------
    Total from Investment Activities.........................      5.18       3.58       2.32       0.36      1.38
                                                                -------    -------    -------    -------    ------
Distributions
  From net investment income.................................     (0.31)     (0.35)     (0.03)     (0.34)    (0.41)
  In excess of net investment income.........................        --         --      (0.01)     (0.02)       --
  From net realized gains....................................     (0.61)     (0.70)     (0.37)        --        --
                                                                -------    -------    -------    -------    ------
    Total Distributions......................................     (0.92)     (1.05)     (0.41)     (0.36)    (0.41)
                                                                -------    -------    -------    -------    ------
NET ASSET VALUE, END OF PERIOD...............................   $ 21.90    $ 17.64    $ 15.11    $ 13.20    $13.20
                                                                =======    =======    =======    =======    ======
Total Return (Excludes Sales Charge).........................     30.39%     24.23%     20.79%      2.95%    11.38%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $78,976    $44,284    $13,793    $12,054    $9,513
  Ratio of expenses to average net assets....................      1.25%      1.23%      1.26%      1.23%     1.11%
  Ratio of net investment income to average net assets.......      1.65%      2.19%      2.61%      3.01%     3.32%
  Ratio of expenses to average net assets*...................      1.34%      1.36%      1.36%      1.40%     1.43%
  Ratio of net investment income to average net assets*......      1.56%      2.06%      2.51%      2.84%     3.00%
  Portfolio turnover(a)......................................     28.18%     14.92%      4.03%     22.69%     7.53%
  Average commission rate paid(b)............................   $0.0681    $0.0673

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     INCOME EQUITY FUND
                                                                           --------------------------------------
                                                                                       CLASS B SHARES
                                                                           --------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                                           --------------------------------------
                                                                            1997       1996       1995     1994(a)
                                                                           -------    -------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD....................................   $ 17.68    $ 15.14    $13.23    $13.83
                                                                           -------    -------    ------    ------
Investment Activities
  Net investment income.................................................      0.17       0.24      0.26      0.11
  Net realized and unrealized gains (losses) from investments...........      4.89       3.23      2.29     (0.60)
                                                                           -------    -------    ------    ------
    Total from Investment Activities....................................      5.06       3.47      2.55     (0.49)
                                                                           -------    -------    ------    ------
Distributions
  From net investment income............................................     (0.18)     (0.23)    (0.25)    (0.11)
  In excess of net investment income....................................        --         --     (0.02)       --
  From net realized gains...............................................     (0.61)     (0.70)    (0.37)       --
                                                                           -------    -------    ------    ------
    Total Distributions.................................................     (0.79)     (0.93)    (0.64)    (0.11)
                                                                           -------    -------    ------    ------
NET ASSET VALUE, END OF PERIOD..........................................   $ 21.95    $ 17.68    $15.14    $13.23
                                                                           =======    =======    ======    ======
Total Return (Excludes Sales Charge)....................................     29.48%     23.41%    19.91%    (3.37)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................................   $79,518    $29,169    $3,468    $1,714
  Ratio of expenses to average net assets...............................      2.00%      1.98%     2.01%     1.95%(c)
  Ratio of net investment income to average net assets..................      0.89%      1.44%     1.88%     2.70%(c)
  Ratio of expenses to average net assets*..............................      2.00%      2.01%     2.02%     1.95%(c)
  Ratio of net investment income to average net assets*.................      0.89%      1.41%     1.87%     2.70%(c)
  Portfolio turnover(d).................................................     28.18%     14.92%     4.03%    22.69%
  Average commission rate paid (e)......................................   $0.0681    $0.0673

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not Annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               EQUITY INDEX FUND
                                                            --------------------------------------------------------
                                                                                FIDUCIARY SHARES
                                                            --------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $  16.66    $  14.03    $  11.59    $  11.92    $ 10.92
                                                            --------    --------    --------    --------    -------
Investment Activities
  Net investment income..................................       0.35        0.33        0.32        0.29       0.30
  Net realized and unrealized gains (losses) from
    investments..........................................       5.27        3.16        2.59       (0.20)      1.13
                                                            --------    --------    --------    --------    -------
    Total from Investment Activities.....................       5.62        3.49        2.91        0.09       1.43
                                                            --------    --------    --------    --------    -------
Distributions
  From net investment income.............................      (0.33)      (0.33)      (0.29)      (0.29)     (0.30)
  In excess of net investment income.....................         --       (0.01)      (0.02)      (0.04)        --
  From net realized gains................................      (0.15)      (0.52)      (0.16)      (0.09)     (0.13)
                                                            --------    --------    --------    --------    -------
    Total Distributions..................................      (0.48)      (0.86)      (0.47)      (0.42)     (0.43)
                                                            --------    --------    --------    --------    -------
NET ASSET VALUE, END OF PERIOD...........................   $  21.80    $  16.66    $  14.03    $  11.59    $ 11.92
                                                            ========    ========    ========    ========    =======
Total Return.............................................      34.30%      25.47%      25.79%       0.63%     13.04%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................   $480,819    $321,058    $234,895    $165,370    $96,446
  Ratio of expenses to average net assets................       0.30%       0.30%       0.33%       0.46%      0.50%
  Ratio of net investment income to average net assets...       1.87%       2.18%       2.57%       2.44%      2.46%
  Ratio of expenses to average net assets *..............       0.61%       0.59%       0.66%       0.59%      0.87%
  Ratio of net investment income to average net assets
    *....................................................       1.56%       1.89%       2.24%       2.31%      2.09%
  Portfolio turnover(a)..................................       5.81%       9.08%       2.71%      11.81%      2.71%
  Average commission rate paid(b)........................   $ 0.0449    $ 0.0490

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               EQUITY INDEX FUND
                                                            --------------------------------------------------------
                                                                                 CLASS A SHARES
                                                            --------------------------------------------------------
                                                                              YEAR ENDED JUNE 30,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $  16.67    $  14.02    $  11.59    $  11.91    $ 10.92
                                                            --------    --------    --------    --------    -------
Investment Activities
  Net investment income..................................       0.29        0.27        0.29        0.28       0.30
  Net realized and unrealized gains (losses) from
    investments..........................................       5.28        3.18        2.58       (0.20)      1.10
                                                            --------    --------    --------    --------    -------
    Total from Investment Activities.....................       5.57        3.45        2.87        0.08       1.40
                                                            --------    --------    --------    --------    -------
Distributions
  From net investment income.............................      (0.28)      (0.27)      (0.28)      (0.27)     (0.28)
  In excess of net investment income.....................         --       (0.01)         --       (0.04)        --
  From net realized gains................................      (0.15)      (0.52)      (0.16)      (0.09)     (0.13)
                                                            --------    --------    --------    --------    -------
    Total Distributions..................................      (0.43)      (0.80)      (0.44)      (0.40)     (0.41)
                                                            --------    --------    --------    --------    -------
NET ASSET VALUE, END OF PERIOD...........................   $  21.81    $  16.67    $  14.02    $  11.59    $ 11.91
                                                            ========    ========    ========    ========    =======
Total Return (Excludes Sales Charge).....................      33.94%      25.16%      25.43%       0.56%     12.75%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................   $ 98,338    $ 32,186    $  3,003    $  1,416    $   512
  Ratio of expenses to average net assets................       0.55%       0.55%       0.56%       0.62%      0.52%
  Ratio of net investment income to average net assets...       1.59%       1.93%       2.38%       2.37%      2.51%
  Ratio of expenses to average net assets *..............       0.95%       0.94%       1.01%       0.94%      0.99%
  Ratio of net investment income to average net assets
    *....................................................       1.19%       1.54%       1.94%       2.05%      2.04%
  Portfolio turnover(a)..................................       5.81%       9.08%       2.71%      11.81%      2.71%
  Average commission rate paid(b)........................   $ 0.0449    $ 0.0490

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  EQUITY INDEX FUND
                                                                     --------------------------------------------
                                                                                    CLASS B SHARES
                                                                     --------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                                     --------------------------------------------
                                                                       1997         1996        1995      1994(a)
                                                                     --------     --------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD..............................   $  16.68     $  14.05     $11.61     $12.39
                                                                     --------     --------     ------     ------
Investment Activities
  Net investment income...........................................       0.16         0.16       0.18       0.09
  Net realized and unrealized gains (losses) from investments.....       5.27         3.16       2.61      (0.78)
                                                                     --------     --------     ------     ------
    Total from Investment Activities..............................       5.43         3.32       2.79      (0.69)
                                                                     --------     --------     ------     ------
Distributions
  From net investment income......................................      (0.16)       (0.16)     (0.19)     (0.09)
  In excess of net investment income..............................         --        (0.01)        --         --
  From net realized gains.........................................      (0.15)       (0.52)     (0.16)        --
                                                                     --------     --------     ------     ------
    Total Distributions...........................................      (0.31)       (0.69)     (0.35)     (0.09)
                                                                     --------     --------     ------     ------
NET ASSET VALUE, END OF PERIOD....................................   $  21.80     $  16.68     $14.05     $11.61
                                                                     ========     ========     ======     ======
Total Return (Excludes Sales Charge)..............................      32.93%       24.05%     24.58%     (5.57)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................   $168,699     $ 38,538     $1,408     $  248
  Ratio of expenses to average net assets.........................       1.30%        1.30%      1.34%      1.10% (c)
  Ratio of net investment income to average net assets............       0.83%        1.18%      1.60%      2.08% (c)
  Ratio of expenses to average net assets*........................       1.61%        1.59%      1.67%      1.15% (c)
  Ratio of net investment income to average net assets*...........       0.52%        0.89%      1.27%      2.03% (c)
  Portfolio turnover(d)...........................................       5.81%        9.08%      2.71%     11.81%
  Average commission rate paid(e).................................   $ 0.0449     $ 0.0490

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           VALUE GROWTH FUND
                                                                                        ------------------------
                                                                                            FIDUCIARY SHARES
                                                                                        ------------------------
                                                                                                       MARCH 26,
                                                                                        YEAR ENDED      1996 TO
                                                                                         JUNE 30,      JUNE 30,
                                                                                           1997         1996(a)
                                                                                        ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD.................................................    $  10.39      $  10.00
                                                                                        ---------      --------
Investment Activities
  Net investment income..............................................................        0.11          0.03
  Net realized and unrealized gains from investments.................................        2.85          0.39
                                                                                        ---------      --------
    Total from Investment Activities.................................................        2.96          0.42
                                                                                        ---------      --------
Distributions
  From net investment income.........................................................       (0.11)        (0.03)
  From net realized gains............................................................       (1.73)           --
                                                                                        ---------      --------
    Total Distributions..............................................................       (1.84)        (0.03)
                                                                                        ---------      --------
NET ASSET VALUE, END OF PERIOD.......................................................    $  11.51      $  10.39
                                                                                        =========      ========
Total Return.........................................................................       31.97%        10.49% (b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................................    $430,837      $191,212
  Ratio of expenses to average net assets............................................        0.98%         0.95% (d)
  Ratio of net investment income to average net assets...............................        1.06%         1.13% (d)
  Ratio of expenses to average net assets*...........................................        1.00%         1.04% (d)
  Ratio of net investment income to average net assets*..............................        1.04%         1.04% (d)
  Portfolio turnover(e)..............................................................      113.17%        65.21%
  Average commission rate paid(f)....................................................    $ 0.0532      $ 0.0373

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 VALUE GROWTH FUND
                                                      ------------------------------------------------------------------------
                                                                                   CLASS A SHARES
                                                      ------------------------------------------------------------------------
                                                                      SEVEN
                                                                      MONTHS
                                                      YEAR ENDED      ENDED                 YEAR ENDED NOVEMBER 30,
                                                       JUNE 30,      JUNE 30,     --------------------------------------------
                                                         1997        1996(a)        1995        1994        1993        1992
                                                      ----------    ----------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $  10.39      $  11.15     $   9.00    $  10.02    $   9.42    $   7.80
                                                       --------      --------     --------    --------    --------    --------
Investment Activities
  Net investment income............................        0.09          0.94         0.12        0.13        0.11        0.11
  Net realized and unrealized gains (losses) from
    investments....................................        2.83          0.08         2.44       (0.56)       0.83        1.75
                                                       --------      --------     --------    --------    --------    --------
    Total from Investment Activities...............        2.92          1.02         2.56       (0.43)       0.94        1.86
                                                       --------      --------     --------    --------    --------    --------
Distributions
  From net investment income.......................       (0.08)        (0.94)       (0.12)      (0.14)      (0.12)      (0.10)
  In excess of net investment income...............          --         (0.01)          --          --          --          --
  From net realized gains..........................       (1.73)        (0.83)       (0.29)      (0.45)      (0.22)      (0.14)
                                                       --------      --------     --------    --------    --------    --------
    Total Distributions............................       (1.81)        (1.78)       (0.41)      (0.59)      (0.34)      (0.24)
                                                       --------      --------     --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.....................    $  11.50      $  10.39     $  11.15    $   9.00    $  10.02    $   9.42
                                                       ========      ========     ========    ========    ========    ========
Total Return (Excludes Sales Charge)...............       31.53%        10.40%(b)    29.57%      (4.32)%     10.13%      24.27%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................    $ 47,306      $ 35,984     $217,978    $173,198    $171,141    $133,614
  Ratio of expenses to average net assets..........        1.23%         0.97%(c)     0.95%       0.96%       0.96%       0.97%
  Ratio of net investment income to average net
    assets.........................................        0.83%         0.65%(c)     1.25%       1.34%       1.21%       1.25%
  Ratio of expenses to average net assets*.........        1.34%         1.05%(c)     0.95%       0.96%       0.96%       0.97%
  Ratio of net investment income to average net
    assets*........................................        0.72%         0.77%(c)     1.25%       1.34%       1.21%       1.25%
  Portfolio turnover(d)............................      113.17%        65.21%       77.00%      53.00%      66.00%      43.00%
  Average commission rate paid(e)..................    $ 0.0532      $ 0.0373

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.26 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               VALUE GROWTH FUND
                                                             ------------------------------------------------------
                                                                                 CLASS B SHARES
                                                             ------------------------------------------------------
                                                                            SEVEN
                                                                           MONTHS
                                                                            ENDED                     SEPTEMBER 9,
                                                             YEAR ENDED     JUNE       YEAR ENDED        1994 TO
                                                              JUNE 30,       30,      NOVEMBER 30,    NOVEMBER 30,
                                                                1997       1996(a)        1995           1994(b)
                                                             ----------    -------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD......................    $  10.39     $ 11.16       $ 9.01          $  9.85
                                                              --------     -------       ------          -------
Investment Activities
  Net investment income...................................        0.01        0.91         0.05             0.02
  Net realized and unrealized gains (losses) from
    investments...........................................        2.82        0.07         2.46            (0.84)
                                                              --------     -------       ------          -------
    Total from Investment Activities......................        2.83        0.98         2.51            (0.82)
                                                              --------     -------       ------          -------
Distributions
  From net investment income..............................       (0.02)      (0.91)       (0.07)           (0.02)
  In excess of net investment income......................          --       (0.01)          --               --
  From net realized gains.................................       (1.73)      (0.83)       (0.29)              --
                                                              --------     -------       ------          -------
    Total Distributions...................................       (1.75)      (1.75)       (0.36)           (0.02)
                                                              --------     -------       ------          -------
NET ASSET VALUE, END OF PERIOD............................    $  11.47     $ 10.39       $11.16          $  9.01
                                                              ========     =======       ======          =======
Total Return (Excludes Sales Charge)......................       30.52%       9.86%(c)    28.74%           (8.31)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................    $ 10,517     $ 4,673       $2,923          $   412
  Ratio of expenses to average net assets.................        1.98%       1.56%(d)     1.70%            1.71%(d)
  Ratio of net investment income to average net assets....        0.07%       0.13%(d)     0.38%            0.76%(d)
  Ratio of expenses to average net assets*................        2.00%       1.94%(d)     1.70%            1.71%(d)
  Ratio of net investment income to average net assets*...        0.05%       0.05%(d)     0.38%            0.76%(d)
  Portfolio turnover(e)...................................      113.17%      65.21%       77.00%           53.00%
  Average commission rate paid(f).........................    $ 0.0532     $0.0373

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Value Growth Fund became the Value Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Value Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.21 to $10.00 effective March 26, 1996.
(b) Class B Shares commenced offering September 9, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          LARGE COMPANY VALUE FUND
                                                        ------------------------------------------------------------
                                                                              FIDUCIARY SHARES
                                                        ------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------
                                                          1997         1996         1995         1994         1993
                                                        --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $  12.83     $  12.87     $  11.34     $  11.64     $  11.34
                                                        --------     --------     --------     --------     --------
Investment Activities
  Net investment income..............................       0.27         0.31         0.31         0.20         0.18
  Net realized and unrealized gains (losses) from
    investments......................................       3.01         1.20         2.18        (0.01)        0.58
                                                        --------     --------     --------     --------     --------
    Total from Investment Activities.................       3.28         1.51         2.49         0.19         0.76
                                                        --------     --------     --------     --------     --------
Distributions
  From net investment income.........................      (0.26)       (0.31)       (0.32)       (0.19)       (0.18)
  From net realized gains............................      (1.06)       (1.24)       (0.64)       (0.30)       (0.28)
                                                        --------     --------     --------     --------     --------
    Total Distributions..............................      (1.32)       (1.55)       (0.96)       (0.49)       (0.46)
                                                        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......................   $  14.79     $  12.83     $  12.87     $  11.34     $  11.64
                                                        ========     ========     ========     ========     ========
Total Return.........................................      27.10%       12.71%       23.42%       (1.59)%       6.73%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................   $686,156     $584,527     $365,376     $169,127     $132,833
  Ratio of expenses to average net assets............       0.97%        0.97%        1.00%        0.95%        0.86%
  Ratio of net investment income to average net
    assets...........................................       1.99%        2.43%        2.74%        1.72%        1.62%
  Ratio of expenses to average net assets*...........       0.97%        0.98%        1.01%        1.02%        1.12%
  Ratio of net investment income to average net
    assets*..........................................       1.99%        2.42%        2.73%        1.65%        1.36%
  Portfolio turnover(a)..............................      77.05%      186.84%      203.13%      111.72%       51.75%
  Average commission rate paid(b)....................   $ 0.0575     $ 0.0415

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              LARGE COMPANY VALUE FUND
                                                               ------------------------------------------------------
                                                                                   CLASS A SHARES
                                                               ------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                               ------------------------------------------------------
                                                                1997        1996        1995        1994        1993
                                                               -------     -------     -------     -------     ------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 12.87     $ 12.89     $ 11.34     $ 11.64     $11.33
                                                               -------     -------     -------     -------     ------
Investment Activities
  Net investment income.....................................      0.23        0.27        0.28        0.17       0.16
  Net realized and unrealized gains (losses) from
    investments.............................................      3.04        1.22        2.20       (0.01)      0.59
                                                               -------     -------     -------     -------     ------
    Total from Investment Activities........................      3.27        1.49        2.48        0.16       0.75
                                                               -------     -------     -------     -------     ------
Distributions
  From net investment income................................     (0.23)      (0.27)      (0.27)      (0.16)     (0.16)
  In excess of net investment income........................        --          --       (0.02)         --         --
  From net realized gains...................................     (1.06)      (1.24)      (0.64)      (0.30)     (0.28)
                                                               -------     -------     -------     -------     ------
    Total Distributions.....................................     (1.29)      (1.51)      (0.93)      (0.46)     (0.44)
                                                               -------     -------     -------     -------     ------
NET ASSET VALUE, END OF PERIOD..............................   $ 14.85     $ 12.87     $ 12.89     $ 11.34     $11.64
                                                               =======     =======     =======     =======     ======
Total Return (Excludes Sales Charge)........................     26.90%      12.40%      22.64%       1.35%      6.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $14,832     $ 9,380     $ 3,481     $   698     $  451
  Ratio of expenses to average net assets...................      1.22%       1.22%       1.25%       1.20%      1.10%
  Ratio of net investment income to average net assets......      1.72%       2.18%       2.52%       1.57%      1.41%
  Ratio of expenses to average net assets*..................      1.31%       1.33%       1.37%       1.37%      1.50%
  Ratio of net investment income to average net assets*.....      1.63%       2.07%       2.41%       1.40%      1.01%
  Portfolio turnover(a).....................................     77.05%     186.84%     203.13%     111.72%     51.75%
  Average commission rate paid(b)...........................   $0.0575     $0.0415

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                LARGE COMPANY VALUE FUND
                                                                       -------------------------------------------
                                                                                     CLASS B SHARES
                                                                       -------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                                       -------------------------------------------
                                                                        1997        1996        1995       1994(a)
                                                                       -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD................................   $ 12.98     $ 12.96     $ 11.41     $11.87
                                                                       -------     -------     -------     ------
Investment Activities
  Net investment income.............................................      0.14        0.18        0.17       0.05
  Net realized and unrealized gains (losses) from investments.......      3.04        1.26        2.19      (0.46)
                                                                       -------     -------     -------     ------
    Total from Investment Activities................................      3.18        1.44        2.36      (0.41)
                                                                       -------     -------     -------     ------
Distributions
  From net investment income........................................     (0.15)      (0.18)      (0.17)     (0.05)
  From net realized gains...........................................     (1.06)      (1.24)      (0.64)        --
                                                                       -------     -------     -------     ------
    Total Distributions.............................................     (1.21)      (1.42)      (0.81)     (0.05)
                                                                       -------     -------     -------     ------
NET ASSET VALUE, END OF PERIOD......................................   $ 14.95     $ 12.98     $ 12.96     $11.41
                                                                       =======     =======     =======     ======
Total Return (Excludes Sales Charge)................................     25.86%      11.95%      22.28%      3.48% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................   $ 9,288     $ 4,135     $   861     $  182
  Ratio of expenses to average net assets...........................      1.97%       1.97%       2.00%      2.00% (c)
  Ratio of net investment income to average net assets..............      0.96%       1.43%       1.74%      1.06% (c)
  Ratio of expenses to average net assets*..........................      1.97%       1.98%       2.01%      2.00% (c)
  Ratio of net investment income to average net assets*.............      0.96%       1.42%       1.72%      1.06% (c)
  Portfolio turnover(d).............................................     77.05%     186.84%     203.13%    111.72%
  Average commission rate paid(e)...................................   $0.0575     $0.0415

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           DISCIPLINED VALUE FUND
                                                        ------------------------------------------------------------
                                                                              FIDUCIARY SHARES
                                                        ------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------
                                                          1997         1996         1995         1994         1993
                                                        --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $  14.69     $  13.20     $  11.90     $  12.76     $  11.49
                                                        --------     --------     --------     --------     --------
Investment Activities
  Net investment income..............................       0.22         0.29         0.28         0.26         0.28
  Net realized and unrealized gains from
    investments......................................       2.57         2.27         1.57         0.29         1.27
                                                        --------     --------     --------     --------     --------
    Total from Investment Activities.................       2.79         2.56         1.85         0.55         1.55
                                                        --------     --------     --------     --------     --------
Distributions
  From net investment income.........................      (0.22)       (0.29)       (0.27)       (0.26)       (0.28)
  From net realized gains............................      (1.61)       (0.78)       (0.28)       (1.15)          --
                                                        --------     --------     --------     --------     --------
    Total Distributions..............................      (1.83)       (1.07)       (0.55)       (1.41)       (0.28)
                                                        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......................   $  15.65     $  14.69     $  13.20     $  11.90     $  12.76
                                                        ========     ========     ========     ========     ========
Total Return.........................................      20.56%       20.10%       16.03%        4.04%       13.58%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................   $562,302     $522,474     $448,530     $418,238     $211,785
  Ratio of expenses to average net assets............       0.98%        0.99%        1.00%        0.93%        0.89%
  Ratio of net investment income to average net
    assets...........................................       1.52%        2.04%        2.21%        2.14%        2.30%
  Ratio of expenses to average net assets*...........       0.98%        1.00%        1.10%        0.98%        1.08%
  Ratio of net investment income to average net
    assets*..........................................       1.52%        2.03%        2.11%        2.09%        2.11%
  Portfolio turnover(a)..............................      92.66%       90.55%      176.66%       56.33%      108.79%
  Average commission rate paid(b)....................   $ 0.0601     $ 0.0576

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              DISCIPLINED VALUE FUND
                                                              -------------------------------------------------------
                                                                                  CLASS A SHARES
                                                              -------------------------------------------------------

                                                                                YEAR ENDED JUNE 30,
                                                              -------------------------------------------------------
                                                               1997        1996        1995        1994        1993
                                                              -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $ 14.72     $ 13.22     $ 11.91     $ 12.75     $ 11.49
                                                              -------     -------     -------     -------     -------
Investment Activities
  Net investment income....................................      0.19        0.25        0.24        0.24        0.25
  Net realized and unrealized gains from investments.......      2.57        2.28        1.59        0.30        1.26
                                                              -------     -------     -------     -------     -------
    Total from Investment Activities.......................      2.76        2.53        1.83        0.54        1.51
                                                              -------     -------     -------     -------     -------
Distributions
  From net investment income...............................     (0.19)      (0.25)      (0.24)      (0.23)      (0.25)
  From net realized gains..................................     (1.61)      (0.78)      (0.26)      (1.10)         --
  In excess of net realized gains..........................        --          --       (0.02)      (0.05)         --
                                                              -------     -------     -------     -------     -------
    Total Distributions....................................     (1.80)      (1.03)      (0.52)      (1.38)      (0.25)
                                                              -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.............................   $ 15.68     $ 14.72     $ 13.22     $ 11.91     $ 12.75
                                                              =======     =======     =======     =======     =======
Total Return (Excludes Sales Charge).......................     20.21%      19.80%      15.43%       3.95%      13.27%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $23,909     $20,838     $13,560     $10,448     $ 3,435
  Ratio of expenses to average net assets..................      1.23%       1.24%       1.26%       1.18%       1.12%
  Ratio of net investment income to average net assets.....      1.26%       1.79%       1.99%       2.00%       2.06%
  Ratio of expenses to average net assets*.................      1.31%       1.35%       1.36%       1.33%       1.46%
  Ratio of net investment income to average net assets*....      1.18%       1.68%       1.89%       1.85%       1.72%
  Portfolio turnover(a)....................................     92.66%      90.55%     176.66%      56.33%     108.79%
  Average commission rate paid(b)..........................   $0.0601     $0.0576

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 DISCIPLINED VALUE FUND
                                                                       -------------------------------------------
                                                                                         CLASS B
                                                                       -------------------------------------------

                                                                                   YEAR ENDED JUNE 30,
                                                                       -------------------------------------------
                                                                        1997        1996        1995       1994(a)
                                                                       -------     -------     -------     ------
NET ASSET VALUE, BEGINNING OF PERIOD................................   $ 14.69     $ 13.19     $ 11.90     $12.60
                                                                       -------     -------     -------     ------
Investment Activities
  Net investment income.............................................      0.08        0.15        0.15       0.07
  Net realized and unrealized gains (losses) from investments.......      2.55        2.27        1.58      (0.70)
                                                                       -------     -------     -------     ------
    Total from Investment Activities................................      2.63        2.42        1.73      (0.63)
                                                                       -------     -------     -------     ------
Distributions
  From net investment income........................................     (0.07)      (0.14)      (0.15)     (0.06)
  In excess of net investment income................................        --          --       (0.01)     (0.01)
  From net realized gains...........................................     (1.61)      (0.78)      (0.28)        --
                                                                       -------     -------     -------     ------
    Total Distributions.............................................     (1.68)      (0.92)      (0.44)     (0.07)
                                                                       -------     -------     -------     ------
NET ASSET VALUE, END OF PERIOD......................................   $ 15.64     $ 14.69     $ 13.19     $11.90
                                                                       =======     =======     =======     ======
Total Return (Excludes Sales Charge)................................     19.19%      18.93%      14.92%     (5.00)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................   $20,499     $16,305     $11,222     $5,356
  Ratio of expenses to average net assets...........................      1.98%       1.99%       2.00%      1.96% (c)
  Ratio of net investment income to average net assets..............      0.51%       1.04%       1.26%      1.80% (c)
  Ratio of expenses to average net assets*..........................      1.98%       2.00%       2.01%      1.96% (c)
  Ratio of net investment income to average net assets*.............      0.51%       1.03%       1.25%      1.80% (c)
  Portfolio turnover(d).............................................     92.66%      90.55%     176.66%     56.33%
  Average commission rate paid(e)...................................   $0.0601     $0.0576

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          LARGE COMPANY GROWTH FUND
                                                        -------------------------------------------------------------
                                                                              FIDUCIARY SHARES
                                                        -------------------------------------------------------------

                                                                             YEAR ENDED JUNE 30,
                                                        -------------------------------------------------------------
                                                           1997          1996         1995         1994        1993
                                                        ----------     --------     --------     --------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $    15.44     $  13.47     $  11.32     $  10.92     $  9.85
                                                        ----------     --------     --------     --------     -------
Investment Activities
  Net investment income..............................         0.12         0.18         0.20         0.20        0.23
  Net realized and unrealized gains (losses) from
    investments......................................         4.79         2.14         3.04         0.67        1.12
                                                        ----------     --------     --------     --------     -------
    Total from Investment Activities.................         4.91         2.32         3.24         0.87        1.35
                                                        ----------     --------     --------     --------     -------
Distributions
  From net investment income.........................        (0.11)       (0.18)       (0.20)       (0.20)      (0.23)
  From net realized gains............................        (0.80)       (0.17)       (0.89)       (0.27)      (0.05)
                                                        ----------     --------     --------     --------     -------
    Total Distributions..............................        (0.91)       (0.35)       (1.09)       (0.47)      (0.28)
                                                        ----------     --------     --------     --------     -------
NET ASSET VALUE, END OF PERIOD.......................   $    19.44     $  15.44     $  13.47     $  11.32     $ 10.92
                                                        ==========     ========     ========     ========     =======
Total Return.........................................        33.11%       17.36%       21.85%        8.04%      13.92%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................   $1,142,864     $745,986     $531,595     $150,035     $41,317
  Ratio of expenses to average net assets............         0.99%        0.96%        1.00%        0.78%       0.39%
  Ratio of net investment income to average net
    assets...........................................         0.69%        1.20%        1.72%        1.87%       2.24%
  Ratio of expenses to average net assets*...........         0.99%        0.99%        1.00%        1.13%       1.43%
  Ratio of net investment income to average net
    assets*..........................................         0.69%        1.17%        1.72%        1.52%       1.21%
  Portfolio turnover(a)..............................        57.17%       35.51%       14.22%        9.04%      10.61%
  Average commission rate paid(b)....................   $   0.0681     $ 0.0647

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                LARGE COMPANY GROWTH FUND
                                                                      ---------------------------------------------
                                                                                     CLASS A SHARES
                                                                      ---------------------------------------------

                                                                                   YEAR ENDED JUNE 30,
                                                                      ---------------------------------------------
                                                                        1997        1996        1995       1994(a)
                                                                      --------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD...............................   $  15.83     $ 13.83     $ 11.62     $ 11.78
                                                                      --------     -------     -------     -------
Investment Activities
  Net investment income............................................       0.08        0.14        0.17        0.04
  Net realized and unrealized gains (losses) from investments......       4.88        2.17        3.10       (0.16)
                                                                      --------     -------     -------     -------
    Total from Investment Activities...............................       4.96        2.31        3.27       (0.12)
                                                                      --------     -------     -------     -------
Distributions
  From net investment income.......................................      (0.07)      (0.14)      (0.16)      (0.04)
  In excess of net investment income...............................         --          --       (0.01)         --
  From net realized gains..........................................      (0.80)      (0.17)      (0.89)         --
                                                                      --------     -------     -------     -------
    Total Distributions............................................      (0.87)      (0.31)      (1.06)      (0.04)
                                                                      --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.....................................      19.92     $ 15.83     $ 13.83     $ 11.62
                                                                      ========     =======     =======     =======
Total Return (Excludes Sales Charge)...............................      32.57%      16.85%      21.52%      (1.02)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................................   $125,910     $75,114     $27,428     $   368
  Ratio of expenses to average net assets..........................       1.24%       1.21%       1.26%       1.25% (c)
  Ratio of net investment income to average net assets.............       0.44%       0.95%       1.49%       1.78% (c)
  Ratio of expenses to average net assets*.........................       1.32%       1.34%       1.36%       1.35% (c)
  Ratio of net investment income to average net assets*............       0.36%       0.82%       1.39%       1.68% (c)
  Portfolio turnover(d)............................................      57.17%      35.51%      14.22%       9.04%
  Average commission rate paid(e)..................................   $ 0.0681     $0.0647

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced offering on January 1, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 LARGE COMPANY GROWTH FUND
                                                                       ---------------------------------------------
                                                                                      CLASS B SHARES
                                                                       ---------------------------------------------

                                                                                    YEAR ENDED JUNE 30,
                                                                       ---------------------------------------------
                                                                         1997        1996        1995       1994(a)
                                                                       --------     -------     -------     ------
NET ASSET VALUE, BEGINNING OF PERIOD................................   $  15.63     $ 13.63     $ 11.47     $ 11.57
                                                                       --------     -------     -------     -------
Investment Activities
  Net investment income (loss)......................................      (0.04)       0.05        0.09        0.03
  Net realized and unrealized gains (losses) from investments.......       4.82        2.17        3.06       (0.10)
                                                                       --------     -------     -------     -------
    Total from Investment Activities................................       4.78        2.22        3.15       (0.07)
                                                                       --------     -------     -------     -------
Distributions
  From net investment income........................................         --       (0.05)      (0.09)      (0.03)
  In excess of net investment income................................         --          --       (0.01)         --
  From net realized gains...........................................      (0.80)      (0.17)      (0.89)         --
                                                                       --------     -------     -------     -------
    Total Distributions.............................................      (0.80)      (0.22)      (0.99)      (0.03)
                                                                       --------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD......................................   $  19.61     $ 15.63     $ 13.63     $ 11.47
                                                                       ========     =======     =======     =======
Total Return (Excludes Sales Charge)................................      31.74%      16.41%      20.65%      (0.66)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................................   $132,268     $56,261     $ 6,918     $   334
  Ratio of expenses to average net assets...........................       2.00%       1.96%       2.01%       1.99% (c)
  Ratio of net investment income (loss) to average net assets.......      (0.33)%      0.20%       0.74%       0.96% (c)
  Ratio of expenses to average net assets*..........................       2.00%       1.99%       2.01%       1.99% (c)
  Ratio of net investment income (loss) to average net assets*......      (0.33)%      0.17%       0.74%       0.96% (c)
  Portfolio turnover(d).............................................      57.17%      35.51%      14.22%       9.04%
  Average commission rate paid(e)...................................   $ 0.0681     $0.0647

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         GROWTH OPPORTUNITIES FUND
                                                        ------------------------------------------------------------
                                                                              FIDUCIARY SHARES
                                                        ------------------------------------------------------------
                                                                            YEAR ENDED JUNE 30,
                                                        ------------------------------------------------------------
                                                          1997         1996         1995         1994         1993
                                                        --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD.................   $  18.81     $  18.40     $  15.96     $  16.96     $  14.54
                                                        --------     --------     --------     --------     --------
Investment Activities
  Net investment income..............................       0.25         0.20         0.06         0.07         0.06
  Net realized and unrealized gains (losses) from
    investments......................................       3.59         3.83         2.98        (0.05)        2.99
                                                        --------     --------     --------     --------     --------
    Total from Investment Activities.................       3.84         4.03         3.04         0.02         3.05
                                                        --------     --------     --------     --------     --------
Distributions
  From net investment income.........................      (0.25)       (0.20)       (0.06)       (0.07)       (0.06)
  In excess of net investment........................      (0.02)          --           --           --           --
  From net realized gains............................      (2.92)       (3.42)       (0.54)       (0.95)       (0.57)
                                                        --------     --------     --------     --------     --------
    Total Distributions..............................      (3.19)       (3.62)       (0.60)       (1.02)       (0.63)
                                                        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD.......................   $  19.46     $  18.81     $  18.40     $  15.96     $  16.96
                                                        ========     ========     ========     ========     ========
Total Return.........................................      22.75%       24.63%       19.75%       (0.16)%      21.36%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................   $623,911     $532,525     $413,518     $389,567     $232,898
  Ratio of expenses to average net assets............       0.99%        1.00%        0.98%        0.98%        0.89%
  Ratio of net investment income to average net
    assets...........................................       1.32%        1.15%        0.38%        0.42%        0.41%
  Ratio of expenses to average net assets*...........       0.99%        1.01%        0.98%        1.03%        1.11%
  Ratio of net investment income to average net
    assets*..........................................       1.32%        1.14%        0.38%        0.37%        0.19%
  Portfolio turnover(a)..............................     301.35%      435.30%      132.63%       70.67%       64.64%
  Average commission rate paid(b)....................   $ 0.0386     $ 0.0451

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(b) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             GROWTH OPPORTUNITIES FUND
                                                              -------------------------------------------------------
                                                                                  CLASS A SHARES
                                                              -------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                              -------------------------------------------------------
                                                               1997        1996        1995        1994        1993
                                                              -------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $ 18.76     $ 18.36     $ 15.93     $ 16.96     $ 14.54
                                                              -------     -------     -------     -------     -------
Investment Activities
  Net investment income....................................      0.21        0.17        0.02        0.04        0.03
  Net realized and unrealized gains (losses) from
    investments............................................      3.58        3.80        2.98       (0.08)       3.00
                                                              -------     -------     -------     -------     -------
    Total from Investment Activities.......................      3.79        3.97        3.00       (0.04)       3.03
                                                              -------     -------     -------     -------     -------
Distributions
  From net investment income...............................     (0.24)      (0.15)      (0.01)      (0.03)      (0.04)
  In excess of net investment income.......................     (0.02)         --       (0.02)      (0.01)         --
  From net realized gains..................................     (2.92)      (3.42)      (0.54)      (0.95)      (0.57)
                                                              -------     -------     -------     -------     -------
    Total Distributions....................................     (3.18)      (3.57)      (0.57)      (0.99)      (0.61)
                                                              -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.............................   $ 19.37     $ 18.76     $ 18.36     $ 15.93     $ 16.96
                                                              =======     =======     =======     =======     =======
Total Return (Excludes Sales Charge).......................     22.52%      24.32%      19.50%      (0.52)%     21.70%(a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $43,370     $28,052     $11,178     $ 8,097     $ 5,757
  Ratio of expenses to average net assets..................      1.25%       1.25%       1.23%       1.22%       1.11%(a)
  Ratio of net investment income to average net assets.....      0.92%       0.90%       0.12%       0.27%       0.25%(a)
  Ratio of expenses to average net assets*.................      1.34%       1.36%       1.33%       1.38%       1.48%(a)
  Ratio of net investment income (loss) to average net
    assets*................................................      0.83%       0.79%       0.02%       0.11%      (0.12)%(a)
  Portfolio turnover(b)....................................    301.35%     435.30%     132.63%      70.67%      64.64%
  Average commission rate paid(c)..........................   $0.0386     $0.0451

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Annualized.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(c) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 GROWTH OPPORTUNITIES FUND
                                                                        --------------------------------------------
                                                                                       CLASS B SHARES
                                                                        --------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                                        --------------------------------------------
                                                                         1997        1996        1995       1994(a)
                                                                        -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD.................................   $ 18.43     $ 18.14     $ 15.85     $ 17.44
                                                                        -------     -------     -------     -------
Investment Activities
  Net investment income (loss).......................................      0.11        0.09       (0.07)      (0.02)
  Net realized and unrealized gains (losses) from investments........      3.44        3.69        2.90       (1.56)
                                                                        -------     -------     -------     -------
    Total from Investment Activities.................................      3.55        3.78        2.83       (1.58)
                                                                        -------     -------     -------     -------
Distributions
  From net investment income.........................................     (0.22)      (0.07)         --       (0.01)
  In excess of net investment income.................................     (0.02)         --          --          --
  From net realized gains............................................     (2.92)      (3.42)      (0.54)         --
                                                                        -------     -------     -------     -------
    Total Distributions..............................................     (3.16)      (3.49)      (0.54)      (0.01)
                                                                        -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD.......................................   $ 18.82     $ 18.43     $ 18.14     $ 15.85
                                                                        =======     =======     =======     =======
Total Return (Excludes Sales Charge).................................     21.73%      23.53%      18.47%      (9.07)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................   $37,409     $12,910     $ 2,787     $ 1,131
  Ratio of expenses to average net assets............................      2.00%       2.00%       1.98%       2.12% (c)
  Ratio of net investment income (loss) to average net assets........      0.01%       0.15%      (0.63)%     (0.55)% (c)
  Ratio of expenses to average net assets*...........................      2.00%       2.01%       1.98%       2.12% (c)
  Ratio of net investment income (loss) to average net assets*.......      0.01%       0.14%      (0.63)%     (0.55)% (c)
  Portfolio turnover(d)..............................................    301.35%     435.30%     132.63%      70.67%
  Average commission rate paid(e)....................................   $0.0386     $0.0451

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          GULF SOUTH GROWTH FUND
                                                                                         ------------------------
                                                                                             FIDUCIARY SHARES
                                                                                         ------------------------
                                                                                                        MARCH 26,
                                                                                         YEAR ENDED      1996 TO
                                                                                          JUNE 30,      JUNE 30,
                                                                                            1997         1996(a)
                                                                                         -----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD..................................................     $ 10.75       $ 10.00
                                                                                           -------       -------
Investment Activities
  Net investment income (loss)........................................................       (0.02)           --
  Net realized and unrealized gains from investments..................................        1.31          0.78
                                                                                           -------       -------
    Total from Investment Activities..................................................        1.29          0.78
                                                                                           -------       -------
Distributions
  From net realized gains.............................................................       (1.10)        (0.03)
                                                                                           -------       -------
    Total Distributions...............................................................       (1.10)        (0.03)
                                                                                           -------       -------
NET ASSET VALUE, END OF PERIOD........................................................     $ 10.94       $ 10.75
                                                                                           =======       =======
Total Return..........................................................................       13.44%        13.39%(b)(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $78,318       $83,371
  Ratio of expenses to average net assets.............................................        1.02%         0.96%(d)
  Ratio of net investment income (loss) to average net assets.........................       (0.16)%       (0.16)%(d)
  Ratio of expenses to average net assets*............................................        1.12%         1.05%(d)
  Ratio of net investment income (loss) to average net assets*........................       (0.26)%       (0.25)%(d)
  Portfolio turnover(e)...............................................................       92.01%        59.57%
  Average commission rate paid(f).....................................................     $0.0676       $0.0685

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period from March 26, 1996 through June 30, 1996.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       GULF SOUTH GROWTH FUND
                                                ---------------------------------------------------------------------
                                                                           CLASS A SHARES
                                                ---------------------------------------------------------------------
                                                                SEVEN
                                                                MONTHS
                                                YEAR ENDED      ENDED                YEAR ENDED NOVEMBER 30,
                                                 JUNE 30,      JUNE 30,      ----------------------------------------
                                                   1997        1996(a)        1995       1994       1993       1992
                                                -----------    --------      -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $ 10.73      $  11.50      $  9.36    $ 10.11    $  9.48    $  7.38
                                                  ---------    --------      -------    -------    -------    -------
Investment Activities
  Net investment income (loss)...............       (0.04)        (0.07)       (0.04)     (0.04)     (0.02)      0.01
  Net realized and unrealized gains (losses)
    from investments.........................        1.35          1.40         2.35      (0.63)      0.88       2.10
                                                  ---------    --------      -------    -------    -------    -------
    Total from Investment Activities.........        1.31          1.33         2.31      (0.67)      0.86       2.11
                                                  ---------    --------      -------    -------    -------    -------
Distributions
  From net investment income.................          --            --           --         --      (0.01)     (0.01)
  From net realized gains....................       (1.10)        (2.10)       (0.17)     (0.08)     (0.22)        --
                                                  ---------    --------      -------    -------    -------    -------
    Total Distributions......................       (1.10)        (2.10)       (0.17)     (0.08)     (0.23)     (0.01)
                                                  ---------    --------      -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD...............     $ 10.94      $  10.73      $ 11.50    $  9.36    $ 10.11    $  9.48
                                                  ==========   ========      =======    =======    =======    =======
Total Return (Excludes Sales Charge).........       13.52%        12.85%(b)    25.07%     (6.66)%     9.10%     28.59%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........     $17,299      $ 18,356      $95,467    $77,540    $74,982    $55,719
  Ratio of expenses to average net assets....        1.27%         1.05%(c)     1.03%      1.00%      1.01%      1.00%
  Ratio of net investment income (loss) to
    average net assets.......................       (0.41)%       (0.33)%(c)   (0.36)%    (0.38)%    (0.21)%     0.15%
  Ratio of expenses to average net assets*...        1.45%         1.37%(c)     1.03%      1.00%      1.01%      1.00%
  Ratio of net investment income (loss) to
    average net assets*......................       (0.59)%       (0.35)%(c)   (0.36)%    (0.30)%    (0.21)%     0.15%
  Portfolio turnover(d)......................       92.01%        59.57%       65.00%     51.00%     59.00%     42.00%
  Average commission rate paid(e)............     $0.0676      $ 0.0685

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.70 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           GULF SOUTH GROWTH FUND
                                                        -------------------------------------------------------------
                                                                               CLASS B SHARES
                                                        -------------------------------------------------------------
                                                                         SEVEN
                                                                        MONTHS                         SEPTEMBER 12,
                                                        YEAR ENDED       ENDED         YEAR ENDED         1994 TO
                                                         JUNE 30,      JUNE 30,       NOVEMBER 30,      NOVEMBER 30,
                                                           1997         1996(a)           1995            1994(b)
                                                        -----------    ---------      -------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD.................     $ 10.72       $ 11.56          $  9.47          $  10.40
                                                          -------       -------          -------          --------
Investment Activities
  Net investment loss................................       (0.10)        (0.06)           (0.07)            (0.01)
  Net realized and unrealized gains (losses)
    from investments.................................        1.32          1.35             2.33             (0.92)
                                                          -------       -------          -------          --------
    Total from Investment Activities.................        1.22          1.29             2.26             (0.93)
                                                          -------       -------          -------          --------
Distributions
  From net realized gains............................       (1.10)        (2.13)           (0.17)               --
                                                          -------       -------          -------          --------
    Total Distributions..............................       (1.10)        (2.13)           (0.17)               --
                                                          -------       -------          -------          --------
NET ASSET VALUE, END OF PERIOD.......................     $ 10.84       $ 10.72          $ 11.56          $   9.47
                                                          =======       =======          =======          ========
Total Return (Excludes Sales Charge).................       12.74%        12.47%(c)        24.21%            (9.08)%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................     $ 3,835       $ 2,545          $ 1,814          $    231
  Ratio of expenses to average net assets............        2.02%         1.87%(d)         1.78%             1.75%(d)
  Ratio of net investment income (loss) to average
    net assets.......................................       (1.16)%       (1.10)%(d)       (1.16)%           (0.90)%(d)
  Ratio of expenses to average net assets*...........        2.12%         1.92%(d)         1.78%             1.75%(d)
  Ratio of net investment income (loss) to average
    net assets*......................................       (1.26)%       (1.15)%(d)       (1.16)%           (0.90)%(d)
  Portfolio turnover(e)..............................       92.01%        59.57%           65.00%            51.00%
  Average commission rate paid(f)....................     $0.0676       $0.0685

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Gulf South Growth Fund became the Gulf South Growth Fund. Financial highlights for the periods prior to March 26, 1996 represent the Paragon Gulf South Growth Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $15.48 to $10.00 effective March 26, 1996.
(b) Class B Shares commenced offering September 12, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(f) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INTERNATIONAL EQUITY INDEX FUND
                                                         -----------------------------------------------------------
                                                                              FIDUCIARY SHARES
                                                         -----------------------------------------------------------
                                                                             YEAR ENDED JUNE 30,
                                                         -----------------------------------------------------------
                                                           1997         1996         1995         1994       1993(a)
                                                         --------     --------     --------     --------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..................   $  15.17     $  13.93     $  13.46     $  11.80     $10.00
                                                         --------     --------     --------     --------     ------
Investment Activities
  Net investment income...............................       0.15         0.11         0.13         0.11       0.06
  Net realized and unrealized gains from
    investments.......................................       2.02         1.43         0.46         1.68       1.75
                                                         --------     --------     --------     --------     ------
    Total from Investment Activities..................       2.17         1.54         0.59         1.79       1.81
                                                         --------     --------     --------     --------     ------
Distributions
  From net investment income..........................      (0.17)       (0.16)       (0.08)       (0.11)     (0.01)
  In excess of net investment income..................      (0.13)       (0.02)          --           --         --
  From net realized gains.............................      (0.15)       (0.12)       (0.04)       (0.01)        --
  In excess of net realized gains.....................         --           --           --        (0.01)        --
                                                         --------     --------     --------     --------     ------
    Total Distributions...............................      (0.45)       (0.30)       (0.12)       (0.13)     (0.01)
                                                         --------     --------     --------     --------     ------
NET ASSET VALUE, END OF PERIOD........................   $  16.89     $  15.17     $  13.93     $  13.46     $11.80
                                                         ========     ========     ========     ========     ======
Total Return..........................................      14.64%       11.22%        4.20%       15.44%     26.96% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................   $449,949     $347,790     $218,299     $145,640      $35,384
  Ratio of expenses to average net assets.............       0.86%        0.97%        1.04%        1.02%        1.22% (b)
  Ratio of net investment income to average net
    assets............................................       1.00%        1.04%        1.25%        1.27%        1.37% (b)
  Ratio of expenses to average net assets*............       0.86%        1.00%        1.04%        1.02%        2.34% (b)
  Ratio of net investment income to average net
    assets*...........................................       1.00%        1.01%        1.25%        1.27%        0.25% (b)
  Portfolio turnover(c)...............................       9.61%        6.28%        4.67%        7.74%        3.10%
  Average commission rate paid(d).....................   $ 0.0034     $ 0.0022

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Fiduciary Shares commenced offering on April 5, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          INTERNATIONAL EQUITY INDEX FUND
                                                               ------------------------------------------------------
                                                                                   CLASS A SHARES
                                                               ------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                               ------------------------------------------------------
                                                                1997        1996        1995       1994      1993(a)
                                                               -------     -------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $ 15.16     $ 13.92     $13.49     $11.80      $11.74
                                                               -------     -------     ------     ------     -------
Investment Activities
  Net investment income.....................................      0.11        0.14       0.12       0.09        0.02
  Net realized and unrealized gains from investments........      2.03        1.40       0.43       1.67        0.04
                                                               -------     -------     ------     ------     -------
    Total from Investment Activities........................      2.14        1.54       0.55       1.76        0.06
                                                               -------     -------     ------     ------     -------
Distributions
  From net investment income................................     (0.13)      (0.16)     (0.08)     (0.05)         --
  In excess of net investment income........................     (0.10)      (0.02)        --         --          --
  From net realized gains...................................     (0.15)      (0.12)     (0.04)     (0.02)         --
                                                               -------     -------     ------     ------     -------
    Total Distributions.....................................     (0.38)      (0.30)     (0.12)     (0.07)         --
                                                               -------     -------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD..............................   $ 16.92     $ 15.16     $13.92     $13.49      $11.80
                                                               =======     =======     ======     ======     =======
Total Return (Excludes Sales Charge)........................     14.31%      11.20%      3.87%     15.18%       2.87%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $12,562     $10,789     $5,028     $2,395      $  153
  Ratio of expenses to average net assets...................      1.11%       1.22%      1.28%      1.26%       1.47%(b)
  Ratio of net investment income to average net assets......      0.73%       0.79%      1.09%      1.15%       2.10%(b)
  Ratio of expenses to average net assets*..................      1.19%       1.35%      1.38%      1.36%       2.35%(b)
  Ratio of net investment income to average net assets*.....      0.65%       0.66%      0.99%      1.05%       1.22%(b)
  Portfolio turnover(c).....................................      9.61%       6.28%      4.67%      7.74%       3.10%
  Average commission rate paid(d)...........................   $0.0034     $0.0022

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on April 2, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(d) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              INTERNATIONAL EQUITY INDEX FUND
                                                                         ------------------------------------------
                                                                                       CLASS B SHARES
                                                                         ------------------------------------------
                                                                                    YEAR ENDED JUNE 30,
                                                                         ------------------------------------------
                                                                          1997        1996        1995      1994(a)
                                                                         -------     -------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD..................................   $ 14.79     $ 13.73     $13.40     $13.00
                                                                         -------     -------     ------     ------
Investment Activities
  Net investment income...............................................      0.09        0.03       0.03       0.06
  Net realized and unrealized gains from investments..................      1.86        1.32       0.41       0.34
                                                                         -------     -------     ------     ------
    Total from Investment Activities..................................      1.95        1.35       0.44       0.40
                                                                         -------     -------     ------     ------
Distributions
  From net investment income..........................................     (0.08)      (0.15)     (0.07)        --
  In excess of net investment income..................................     (0.07)      (0.02)        --         --
  From net realized gains.............................................     (0.15)      (0.12)     (0.04)        --
                                                                         -------     -------     ------     ------
    Total Distributions...............................................     (0.30)      (0.29)     (0.11)        --
                                                                         -------     -------     ------     ------
NET ASSET VALUE, END OF PERIOD........................................   $ 16.44     $ 14.79     $13.73     $13.40
                                                                         =======     =======     ======     ======
Total Return (Excludes Sales Charge)..................................     13.37%       9.97%      3.17%      3.23% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................   $10,033     $ 5,856     $3,687     $1,872
  Ratio of expenses to average net assets.............................      1.86%       1.97%      2.04%      2.00% (c)
  Ratio of net investment income to average net assets................      0.08%       0.04%      0.25%      1.37% (c)
  Ratio of expenses to average net assets*............................      1.86%       2.00%      2.04%      2.00% (c)
  Ratio of net investment income to average net assets*...............      0.08%       0.01%      0.25%      1.37% (c)
  Portfolio turnover(d)...............................................      9.61%       6.28%      4.67%      7.74%
  Average commission rate paid(e).....................................   $0.0034     $0.0022

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio security transactions divided by the total number of portfolio shares purchased and sold for which commissions were charged. For the year ended June 30, 1996, the average commission was calculated for only the last seven months of the year.

See notes to financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Gulf South Growth Fund and the International Equity Index Fund (ten series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

The Large Company Growth Fund's financial highlights for the year ended June 30, 1993 were audited by other auditors, whose report dated August 25, 1993 expressed an unqualified opinion on the financial highlights. The Value Growth Fund's statement of changes in net asset for the year ended November 30, 1995 and the financial highlights for each of the four years in the period ended November 30, 1995 were audited by other auditors, whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and financial highlights. The Gulf South Growth Fund's statement of changes in net assets for the year ended November 30, 1995 and the financial highlights for each of the four years in the period ended November 30, 1995 were audited by other auditors, whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph present fairly, in all material respects, the financial position of the Asset Allocation Fund, the Income Equity Fund, the Equity Index Fund, the Value Growth Fund, the Large Company Value Fund, the Disciplined Value Fund, the Large Company Growth Fund, the Growth Opportunities Fund, the Gulf South Growth Fund and the International Equity Index Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
ASSET BACKED SECURITIES (6.7%):
 $ 4,053     NAL, Series 96-4, 6.90%,
               12/15/00(b)......................   $  4,030
     810     Case Equipment Loan Trust, Series
               1996-B, A2, 6.25%,
               9/15/03..........................        814
   5,000     MBNA Master Credit Card Trust,
               Series 1997-E, Class B, 6.10%,
               9/15/04*.........................      4,984
                                                   --------
Total Asset Backed Securities                         9,828
                                                   --------
COMMERCIAL PAPER (7.3%):
   5,600     Columbus Southern Power, 5.80%,
               7/14/97..........................      5,588
   5,100     Comdisco, 5.85%, 7/23/97...........      5,082
                                                   --------
Total Commercial Paper                               10,670
                                                   --------
CORPORATE BONDS (0.7%):
                     Yankee & Eurodollar (0.7%):
   1,000     United Mexican States, 7.88%,
               8/6/01*..........................      1,001
                                                   --------
Total Corporate Bonds                                 1,001
                                                   --------
OTHER MORTGAGE BACKED SECURITIES (12.1%):
     983     BHN, Series 1997-1, Class A1,
               7.14%, 3/25/11*..................        984
   1,570     Chemical Mortgage Acceptance Corp.,
               1988-2, Class A, 7.52%,
               5/25/18*.........................      1,615
   3,263     Glendale Federal Bank, Series
               1990-1, Class A, 7.33%,
               10/25/29*........................      3,335
   3,241     Morgan Stanley Capital Issue,
               Series 97-C1, Class A2, 6.08%,
               8/15/06*.........................      3,239
   2,000     Nomura Mortgage Capital Corp.,
               Series 1990-1 H, 7.00%,
               6/17/20..........................      2,010
   1,000     Prudential Home Mortgage
               Securities, Series 1992-45, Class
               A4, 6.50%, 1/25/00...............      1,002
     461     Ryland Mortgage Securities Corp.,
               Series 1991-7, Class A1, 6.84%,
               6/25/21*.........................        461
   1,752     Sears Mortgage Securities Corp.
               Services, Series 1992-18, Class
               A3, 7.69%, 9/25/22*..............      1,787
   2,000     Structured Asset Securities Corp.,
               Series 1996-C1, Class C, 5.97%,
               11/15/26, 144A...................      2,000
   1,284     Structured Asset Securities Corp.,
               Series 97-1, 6.76%, 2/25/27*.....      1,298
                                                   --------
Total Other Mortgage Backed Securities               17,731
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (72.9%):
Federal Home Loan Mortgage Corp. (14.1%):
   2,820     6.00%, 10/1/00, Gold Pool
               #G50424..........................      2,791
   1,050     7.50%, 7/15/16, CMO, Series 1106,
               Class E..........................      1,069

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $ 2,589     7.87%, 5/1/18, Pool #840160, 1 Year
               CMT ARM(b)*......................   $  2,710
     572     6.74%, 12/1/21, Pool #645083, 1
               Year CMT ARM*....................        580
   4,894     6.20%, 12/15/23, Series 1637 LG,
               CMO*.............................      4,811
   3,142     9.00%, 9/1/25, Gold #C00387........      3,333
   5,406     6.45%, 6/1/26, Pool #785586, 1 Year
               CMT ARM(b)*......................      5,366
                                                   --------
                                                     20,660
                                                   --------
Federal National Mortgage Assoc. (45.1%):
     725     7.00%, 3/25/98, Series 1993-112 EA,
               CMO..............................        725
     399     6.50%, 11/1/03, Pool #44174........        399
   1,119     6.63%, 3/1/17, Pool #47109, 1 Year
               CMT ARM*.........................      1,137
   1,843     7.30%, 5/1/18, Pool #075505,
               6 Month T-Bill ARM*..............      1,900
     554     6.74%, 6/1/18, Pool #70793, 6 Month
               T-Bill ARM.......................        573
   2,491     7.50%, 1/1/20, Pool #90031, 1 Year
               CMT ARM*.........................      2,588
   1,828     6.25%, 1/25/20, Series 1993-102G,
               CMO..............................      1,797
   6,486     7.55%, 7/1/20, Pool #133558, 1 Year
               CMT ARM*(b)......................      6,736
   3,198     7.31%, 12/1/20, Pool #116590, 1
               Year CMT ARM*....................      3,308
   3,457     6.51%, 12/25/20, Series 1990-145,
               Class A, CMO(b)..................      3,460
   1,857     7.31%, 4/1/21, Pool #70983, 1 Year
               CMT ARM*.........................      1,928
   1,424     9.00%, 8/1/21, Pool #348983........      1,487
   1,197     7.95%, 11/1/21, Pool #124510, 1
               Year CMT ARM*....................      1,258
     472     8.00%, 11/1/22, Pool #193013, 1
               Year CMT ARM*....................        489
   3,159     7.14%, 3/1/23, Pool #202670,
               6 Month CD ARM*..................      3,298
   1,876     7.61%, 11/1/23, Pool #241828,
               6 Month CD ARM*..................      1,977
     651     8.50%, 7/1/24, Pool #342036........        676
   1,563     8.50%, 10/1/24, Pool #345876.......      1,623
   1,812     9.00%, 4/1/25, Pool #370122........      1,894
   3,567     6.22%, 7/1/25, Pool #326092, 1 Year
               CMT ARM*.........................      3,683
   2,087     9.00%, 8/1/25, Pool #361354........      2,181
   3,273     5.73% 11/1/26, Pool #363030, 1 Year
               CMT ARM*.........................      3,343
      57     6.00%, 2/20/27, Pool #80045........         57

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $ 4,761     6.32%, 3/18/27, Series 1997-7 FB,
               CMO*.............................   $  4,777
   4,810     7.24%, 7/1/27, Pool #70179, 1 Year
               CMT ARM*.........................      4,984
   4,828     6.01%, 3/15/27, Pool #67694, COFI
               ARM*.............................      4,773
   5,139     7.63%, 1/1/31, Pool #124945, 1 Year
               CMT ARM*(b)......................      5,390
                                                   --------
                                                     66,441
                                                   --------
Government National Mortgage Assoc. (13.7%):
   2,461     9.00% 11/15/24, Pool #780029.......      2,641
   3,263     6.50%, 7/20/26, Pool #8927, 1 Year
               CMT ARM*.........................      3,341

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
 Government National Mortgage Assoc., continued:
 $ 5,000     6.50%, 1 Year CMT ARM, TBA.........   $  5,058
   9,000     6.00%, 1 Year CMT ARM, TBA.........      9,011
                                                   --------
                                                     20,051
                                                   --------
   Total U.S. Government Agency Mortgages           107,152
                                                   --------
REPURCHASE AGREEMENTS (11.8%):
  17,390     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $17,802
               various U.S. Government
               Securities,
               5.75%-6.00%, 6/30/99-10/31/00,
               market value $17,738)............     17,390
                                                   --------
    Total Repurchase Agreements                      17,390
                                                   --------
Total (Cost--$163,219) (a)                         $163,772
                                                   ========

------------

Percentages indicated are based on net assets of $146,874.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

                  Unrealized appreciation..................................................   $  700
                  Unrealized depreciation..................................................     (147)
                                                                                              ------
                  Net unrealized appreciation..............................................   $  553
                                                                                              ======

(b) Serves as collateral for futures contracts.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

At June 30, 1997, the Portfolio's open futures contracts were as follows:

                                                                                 CURRENT
                                                                     OPENING     MARKET
                    # OF                                            POSITIONS     VALUE
                  CONTRACTS              CONTRACT TYPE                (000)       (000)
                  ---------    ----------------------------------   ---------    -------
                               SHORT CONTRACTS
                    35         U.S. 5 Year Note September, 1997      $ 3,704      $3,706
                    80         U.S. 2 Year Note September, 1997       16,458      16,481
                                                                    ---------    -------
                                                                     $20,162     $20,187
                                                                    ========     =======

ARM  Adjustable Rate Mortgage
CD  Certificate of Deposit
CMO  Collateralized Mortgage Obligation
CMT  Collateralized Mortgage Trust
COFI  Cost of Funds Index
TBA  To be announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
ASSET BACKED SECURITIES (17.6%):
 $ 3,749     Bay View Auto Trust, Series 97-RA1,
               Class A1, 6.29%, 12/15/01........   $  3,751
   9,171     Case Equipment Loan Trust, 96-A,
               Class A2, 5.50%, 2/15/03.........      9,109
   1,262     CIT Group Securitization Corp.,
               Series 1995-1, Class A1, 7.70%,
               8/15/20..........................      1,276
   4,986     Consumer Portfolio Services, Series
               1997-2 A, 6.65%,
               10/15/02.........................      5,003
   4,332     Countrywide Asset-Backed
               Certificate, 6.53%, 2/25/14......      4,331
   6,938     DVI Equipment Receivables Trust,
               Series 1997-A, Class A, 6.45%,
               1/15/04..........................      6,944
   2,887     EQCC Home Equity Loan Trust,
               1996-3, Class A3, 6.20%,
               7/15/05..........................      2,892
   7,889     Fifth Third Auto Grantor Trust,
               1996-A, Class A, 6.20%,
               9/15/01..........................      7,916
   6,490     Fifth Third Auto Grantor Trust,
               1996-B, Class A, 6.45% 3/15/02...      6,535
   5,000     Ford Motor Credit Auto Loan Master,
               1995-1, Class A, 6.50%,
               8/15/02..........................      4,997
   6,500     Metris Mastertrust, 7.11%,
               10/1/05..........................      6,547
   4,053     NAL, Series 96-4, 6.90%,
               12/15/00.........................      4,030
   7,000     National Premier Funding, Series
               1995-6, 7.00%, 6/1/99............      7,024
   5,225     Navistar Financial Corp Owner
               Trust, 1996-B, Class A2, 5.93%,
               11/20/99.........................      5,234
  14,280     Newcourt Receivables Trust, 1996-3,
               Class A, 6.24%, 12/20/04.........     14,254
  11,375     Olympic Automobile Receivables
               Trust, 1996-D, Class A2, 5.75%,
               4/15/00..........................     11,365
   1,810     Union Federal Savings Bank Trust,
               Series 1993-C, 4.88%, 2/15/00....      1,797
     969     Union Federal Savings Bank Trust,
               Series 1994 A A, 5.08%,
               5/15/00..........................        964
                                                   --------
  Total Asset Backed Securities                     103,969
                                                   --------
CORPORATE BONDS (12.5%):
Banking (0.8%):
   5,000     Shinhan Bank, 7.25%, 6/26/02,
               144A.............................      4,971
                                                   --------
Banking, Finance & Insurance (8.5%):
   3,000     Avco Financial Services, 7.25%,
               7/15/99..........................      3,056
   7,000     Ford Motor Credit Corp., 8.38%,
               1/15/00..........................      7,306
   7,000     Goldman Sachs Group, 7.80%,
               7/15/02, 144A....................      7,280
  10,000     Greenwich Capital, 7.04%, 12/13/99,
               Private Placement................      9,983

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 4,500     Lehman Brothers Holdings, Inc.,
               8.88%, 11/1/98...................   $  4,651
   5,000     Lehman Brothers, Inc., 7.63%,
               8/1/98...........................      5,076
   3,000     Lehman Brothers, Inc., 10.00%,
               5/15/99..........................      3,184
   4,000     Lehman Brothers, Inc., 9.88%,
               10/15/00.........................      4,355
   5,000     Visa International, 6.72%, 2/4/02,
               144A.............................      4,970
                                                   --------
                                                     49,861
                                                   --------
Industrial Goods & Services (3.2%):
   2,000     Columbia Pictures Entertainment,
               Inc., 9.88%, 2/1/98..............      2,036
   5,000     General Motors Corp., 9.63%,
               12/1/00..........................      5,450
   1,000     IBM, 6.38%, 11/1/97................      1,002
   5,000     Sears Robuck Co., 6.69%, 8/13/01...      4,981
   5,000     SK Telecom, 7.75%, 4/29/04.........      5,088
                                                   --------
                                                     18,557
                                                   --------
Total Corporate Bonds                                73,389
                                                   --------
OTHER MORTGAGE BACKED SECURITIES (2.6%):
   5,150     Evans Withycombe Finance Trust,
               Series 1, Class A1, 7.98%,
               8/1/01...........................      5,364
   5,000     Nomura Mortgage Capital Corp.,
               Series 90-1, Class H, 7.00%,
               6/17/20..........................      5,025
   4,745     Prudential Home Mortgage
               Securities, Series 93-17, Class
               A1, 6.50%,
               5/25/00..........................      4,693
                                                   --------
 Total Other Mortgage Backed Securities              15,082
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (37.6%):
Federal Home Loan Mortgage Corp. (16.4%):
   2,043     6.50%, 1/1/01, Pool #M8038.........      2,019
  10,090     6.50%, 5/1/02, Pool #G50444........     10,056
     386     9.00%, 12/1/05, Pool #G00005.......        402
     377     9.00%, 1/1/06, Pool #G00012........        392
     739     8.00%, 10/1/06, Pool #G00052.......        760
   2,354     7.00%, 3/1/07, Pool #G34594........      2,352
   2,885     7.50%, 4/1/07, Pool #G00084........      2,930
   2,139     7.00%, 4/1/07, Pool #G00087........      2,137
   3,511     7.50%, 11/1/07, Pool #E00165.......      3,564
   5,166     8.50%, 2/1/08, Gold Pool #10133....      5,344
   2,292     7.00%, 12/1/08, Pool #E20065.......      2,299
   2,736     8.00%, 1/1/10, Pool #G00355........      2,814
   8,058     8.00%, 2/1/10, Pool #G10328........      8,290
  10,028     7.00%, 10/1/10, Gold Pool
               #E61709..........................     10,075
  13,727     7.00%, 5/1/11, Pool #E20241........     13,732
  10,000     5.25%, 9/15/15, REMIC/CMO, Series
               1638, Class BC...................      9,904

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $13,209     8.25%, 12/15/16, REMIC/CMO, Series
               1770, Class PD...................   $ 13,604
   1,524     7.25%, 4/15/18, Series 1254 F,
               CMO..............................      1,523
   4,834     6.68%, 10/1/26, Pool #785652.......      4,907
                                                   --------
                                                     97,104
                                                   --------
Federal National Mortgage Assoc. (12.7%):
  10,000     5.64%, 2/20/01, Callable 2/20/98
               @100.............................      9,737
  15,659     7.00%, 7/17/05, Series 97-26 Gd....     15,801
     228     9.00%, 9/1/05, Pool #50340.........        238
  22,178     6.60%, 10/18/05, 97-26 B...........     22,053
     235     9.00%, 11/1/05, Pool #50361........        245
     258     8.50%, 4/1/06, Pool #116875........        267
   7,593     7.00%, 6/1/10, Pool #315928........      7,621
   6,639     6.50%, 9/1/10, Pool #325479........      6,535
   5,228     6.50%, 10/1/10, Pool #250377.......      5,146
   3,310     7.00%, 11/1/10, Pool #250387.......      3,323
   4,044     7.50%, 2/1/11, Pool #303755........      4,105
     173     6.00%, 9/25/18, REMIC/CMO, Series
               1989-94, Class E.................        172
                                                   --------
                                                     75,243
                                                   --------
Government National Mortgage Assoc. (3.6%):
       4     8.00%, 2/15/02, Pool #192917.......          4
      22     8.00%, 3/15/02, Pool #209172.......         23
       5     9.00%, 6/15/02, Pool #229311.......          5
      79     9.00%, 10/15/02, Pool #229569......         83
      16     8.00%, 6/15/05, Pool #28827........         16
      12     9.00%, 9/15/05, Pool #292569.......         13
      69     9.00%, 10/15/05, Pool #292589......         72
      16     8.00%, 5/15/06, Pool #303851.......         17
       7     8.00%, 7/15/06, Pool #307231.......          7
      46     8.00%, 8/15/06, Pool #311166.......         48
      41     8.00%, 9/15/06, Pool #311301.......         42
     338     8.00%, 10/15/06, Pool #316915......        349
     436     8.00%, 11/15/06, Pool #312210......        450
     154     8.00%, 11/15/06, Pool #316671......        159
      94     8.00%, 11/15/06, Pool #315078......         97
      44     8.00%, 11/15/06, Pool #311131......         46
     296     8.00%, 11/15/06, Pool #313528......        305
     207     8.00%, 12/15/06, Pool #311384......        214
     170     8.00%, 1/15/07, Pool #317663.......        175
     362     8.00%, 2/15/07, Pool #316086.......        374
      76     8.00%, 3/15/07, Pool #178684.......         79
     200     8.00%, 3/15/07, Pool #318825.......        207
     180     8.00%, 4/15/07, Pool #316441.......        186
  13,068     6.00%, 11/20/25, Pool #8746 ARM*...     13,363
   4,516     7.00%, 1/20/26, Pool #8790.........      4,621
                                                   --------
                                                     20,955
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
U.S. Government Agencies (4.9%):
 $ 4,000     Student Loan Marketing Association,
               6.34%, 8/12/99, Callable 8/12/97
               @100.............................   $  3,997
   4,000     Student Loan Marketing Association,
               6.29%, 10/20/99..................      3,995
  20,000     Tennessee Valley Authority, 8.38%,
               10/1/99 (b)......................     20,875
                                                   --------
                                                     28,867
                                                   --------
Total U.S. Government Agency Mortgages              222,169
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (14.2%):
Federal Farm Credit Bank (0.3%):
   1,735     5.31%, 5/26/98.....................      1,728
                                                   --------
Federal Home Loan Bank (6.4%):
   4,000     6.60%, 4/13/99.....................      4,033
  17,000     5.58%, 2/23/01 (b).................     16,514
  10,000     7.78%, 10/19/01....................     10,468
   6,672     7.02%, 10/1/26, Pool #785674 ARM*..      6,801
                                                   --------
                                                     37,816
                                                   --------
Federal National Mortgage Assoc. (7.5%):
   3,000     8.20%, 3/10/98.....................      3,047
   2,000     5.30%, 3/11/98.....................      1,995
   3,600     6.90%, 3/27/98.....................      3,629
   4,000     5.35%, 4/1/98......................      3,988
  22,000     5.72%, 3/8/01 (b)..................     21,471
  10,000     6.16%, 3/29/01.....................      9,894
                                                   --------
                                                     44,024
                                                   --------
Total U.S. Government Agency Securities              83,568
                                                   --------
U.S. TREASURY OBLIGATIONS (13.1%):
U.S. Treasury Notes (3.5%):
   5,000     7.75%, 1/31/00 (b).................      5,183
   3,500     8.50%, 2/15/00.....................      3,690
   1,000     8.88%, 5/15/00 (b).................      1,069
   3,000     6.25%, 5/31/00 (b).................      3,002
   2,500     6.13%, 9/30/00.....................      2,490
   5,000     6.63%, 6/30/01 (b).................      5,049
                                                   --------
                                                     20,483
                                                   --------
U.S. Treasury Strips (9.6%):
   7,000     2/15/99............................      6,360
  10,000     2/15/00 (b)........................      8,520
  25,000     11/15/01 (b).......................     18,988
  15,000     11/15/01 (b).......................     11,413
  18,000     11/15/04...........................     11,184
                                                   --------
                                                     56,465
                                                   --------
Total U.S. Treasury Obligations                      76,948
                                                   --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
YANKEE & EURODOLLAR (0.9%):
 $ 5,000     Peoples Republic of China, 7.38%,
               7/3/01...........................   $  5,088
                                                   --------
 Total Yankee & Eurodollar                            5,088
                                                   --------
REPURCHASE AGREEMENTS (1.0%):
   5,742     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $5,885
               U.S. Treasury Notes, 5.75%,
               10/31/00, market value $5,857)...      5,742
                                                   --------
 Total Repurchase Agreements                          5,742
                                                   --------
Total (Cost--$581,508) (a)                         $585,955
                                                   ========

------------

Percentages indicated are based on net assets of $588,954.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $5,275
                  Unrealized depreciation..................................................     (828)
                                                                                              ------
                  Net unrealized appreciation..............................................   $4,447
                                                                                              ======

(b) A portion of this security was loaned as of June 30, 1997.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

ARM    Adjustable Rate Mortgage
CMO    Collateralized Mortgage Obligation
REMIC  Real Estate Mortgage Investment Conduit

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
ASSET BACKED SECURITIES (8.4%):
 $ 2,081     Advanta Mortgage Loan Trust, Series
               1994-4, Class A1, 8.55%,
               11/25/12.........................   $  2,105
   3,636     Aircraft Lease Portfolio
               Securitization Ltd., Series 94-1,
               Class A2, 7.15%, 9/15/04.........      3,683
   1,968     BHN, Series 1997-1, Class A2,
               7.92%, 7/25/09...................      1,984
   2,887     EQCC Home Equity Loan Trust,
               1996-3, Class A3, 6.20%,
               7/15/05..........................      2,892
   6,000     EQCC Home Equity Loan Trust, Series
               1996-4, Class A6, 6.88%,
               7/15/14..........................      5,980
   4,000     Ford Motor Credit Auto Loan Master,
               1995-1, Class A, 6.50%,
               8/15/02..........................      3,998
   4,000     NAL 97-2, Class A, 7.75%,
               12/15/02.........................      3,996
   6,080     NAL, Series 96-4, 6.90%,
               12/15/00.........................      6,045
   4,000     Team Fleet Financing Corp., Series
               97-1, Class A, 7.35%, 5/15/03....      4,058
   1,115     UCFC Home Equity Loan, Series
               1994-A, Class A2, 5.53%,
               5/10/09..........................      1,113
   3,741     Union Acceptance Corp., Series
               1995-D, 6.03%, 1/7/03............      3,738
     801     Union Federal Savings Bank Trust,
               6.43%, 7/10/00...................        803
   6,000     World Financial Network Credit
               Card, Series 96-1, Class A,
               6.70%, 2/15/04...................      6,033
                                                   --------
Total Asset Backed Securities                        46,428
                                                   --------
COMMERCIAL PAPER (1.8%):
Banking, Finance & Insurance (1.8%):
  10,000     Nissan Capital America, 5.81%,
               7/21/97..........................      9,966
                                                   --------
Total Commercial Paper                                9,966
                                                   --------
CORPORATE BONDS (17.7%):
            Banking, Finance & Insurance (8.1%):
   5,000     Bankers' Trust, 7.25%, 1/15/03.....      5,063
   3,000     First Hawaiian, Inc., 6.25%,
               8/15/00..........................      2,963
   1,000     Ford Motor Credit Corp., 6.63%,
               6/30/03..........................        990
  10,000     Goldman Sachs Group, 6.38%,
               6/15/00..........................      9,923
   5,000     Greenwich Capital, 7.04%, 12/13/99,
               Private Placement................      4,991
   5,000     Lehman Brothers Holdings, 8.88%,
               3/1/02...........................      5,363
   3,000     Lehman Brothers Holdings, Inc.,
               7.25%, 4/15/03...................      3,019
   3,000     Lehman Brothers, Inc., 9.88%,
               10/15/00.........................      3,266

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
CORPORATE BONDS, CONTINUED:
 $ 4,000     Liberty Mutual Insurance, 8.20%,
               5/4/07...........................   $  4,235
   5,000     Metropolitan Life, 7.70%,
               11/1/15..........................      4,975
                                                   --------
                                                     44,788
                                                   --------
Industrial Goods & Services (2.7%):
   2,000     Dayton Hudson Corp., 7.50%,
               3/1/99...........................      2,038
   5,000     Excel Paralubes Funding, 7.13%,
               11/1/11..........................      4,974
   2,419     Kern River Fund, 6.42%,
               3/31/01 (b)......................      2,390
   2,000     Limited, Inc., 8.88%, 8/15/99......      2,085
     600     Lockheed Martin Corp., 9.38%,
               10/15/99.........................        638
   2,500     Union Oil Co., 7.24%, 4/1/99.......      2,541
                                                   --------
                                                     14,666
                                                   --------
Real Estate (1.3%):
   2,000     Colonial Realty Properties, 7.50%,
               7/15/01..........................      2,018
   5,000     Meditrust, 7.60%, 7/15/01..........      5,050
                                                   --------
                                                      7,068
                                                   --------
Utilities (0.5%):
   3,000     D.R. Investments, 7.10%, 5/15/02...      3,023
                                                   --------
Yankee & Eurodollar (5.1%):
   2,000     Dao Heng Bank, 7.75%, 1/24/07,
               144A.............................      2,005
   2,000     Hanson Overseas, 6.75%, 9/15/05....      1,958
   5,000     Kingdom of Thailand, 7.75%,
               4/15/07 (b)......................      5,113
     500     Nippon Telephone & Telegraph,
               9.50%, 7/27/98...................        518
   4,000     Peoples Republic of China, 6.63%,
               1/15/03 (b)......................      3,920
   3,000     Ras Laffan Gas, 7.63%, 9/15/06,
               144A.............................      3,056
   5,000     Samsung Electronics, 8.50%,
               11/1/02..........................      5,275
   6,000     United Mexican States, 7.88%,
               8/6/01*..........................      6,006
                                                   --------
                                                     27,851
                                                   --------
Total Corporate Bonds                                97,396
                                                   --------
OTHER MORTGAGE BACKED SECURITIES (5.5%):
   4,000     Equitable, Series 174, Class A1,
               7.24%, 5/15/06, Private
               Placement........................      4,076
   3,413     Independent National Mortgage
               Corp., Series 1995-S, Class A1,
               7.10%, 1/15/26...................      3,416
   2,000     J.P. Morgan & Co., Inc., Series
               1997, Class C4, 7.47%,
               12/26/28.........................      2,043

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
OTHER MORTGAGE BACKED SECURITIES, CONTINUED:
 $ 6,000     Kidder Peabody Acceptance Corp.,
               Series 1994-C2, Class A, 7.18%,
               10/1/05..........................   $  6,096
   2,000     Merrill Lynch Mortgage, Series
               1996-C2, Class B, 6.96%,
               11/21/28.........................      1,976
      58     Morgan Stanley Mortgage Trust,
               Series Y, Class 3, 8.95%,
               3/1/16...........................         59
   4,000     Mortgage Capital Funding Inc.,
               Series 1996-MC2, Class A3, 7.08%,
               9/20/06..........................      3,986
   3,601     Prudential Home Mortgage
               Securities, 6.50%, 5/25/00.......      3,561
   5,250     Wells Fargo Capital Markets, Series
               96-1, Class A1, 6.56%,
               12/29/05.........................      5,171
                                                   --------
   Total Other Mortgage Backed Securities            30,384
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (35.5%):
Federal Home Loan Mortgage Corp. (12.0%):
   2,000     7.00%, 6/15/06, Series #1457-PH,
               CMO..............................      1,977
      62     8.00%, 4/1/07, Pool #160022........         64
   1,016     7.50%, 8/1/08, Gold Pool #G10117...      1,032
   9,063     6.00%, 12/15/08, Series 1624,
               CMO..............................      8,233
   2,141     8.50%, 1/1/10, Gold Pool #E00356...      2,215
   4,390     8.50%, 1/1/10, Gold Pool #G10305...      4,541
     248     7.00%, 8/1/10, Gold Pool #E20187...        249
   3,877     7.00%, 9/1/10, Gold Pool #E00393...      3,889
   3,695     7.50%, 7/1/11, Gold Pool #E20253...      3,752
     305     7.25%, 4/15/18, Series 1254 F,
               CMO..............................        305
   8,000     8.00%, 2/15/20, Gold Series
               #1770-PE, CMO....................      8,253
   3,000     6.00%, 4/15/20, Series #1534-F,
               CMO..............................      2,918
     690     8.00%, 7/1/20, Gold Pool #A01047...        714
   3,000     6.50%, 10/15/21, Series #1590-GA,
               CMO..............................      2,937
      32     7.00%, 4/1/22, Pool #D17544........         32
   2,987     8.00%, 8/1/24, Pool #G00245........      3,068
   2,872     8.00%, 11/1/24, Gold Pool
               #C00376..........................      2,950
   4,270     7.50%, 8/1/25, Gold Pool #C00414...      4,294
   3,803     7.00%, 4/1/26, Pool #C00452........      3,739
   4,184     6.98%, 7/1/26, Pool #785618........      4,171
   7,038     7.50%, 1/15/27, Series 1927, CMO...      7,046
                                                   --------
                                                     66,379
                                                   --------
Federal National Mortgage Assoc. (8.3%):
      13     6.50%, 12/1/02, Pool #6345.........         13
   1,849     8.00%, 9/25/04, Series 1991-155G...      1,890
   2,000     6.75%, 12/25/04, Series 1993-6C,
               CMO..............................      2,003
     767     7.00%, 1/1/07, Pool #145771........        765

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $   424     7.50%, 11/1/09, Pool #158..........   $    428
   2,863     7.00%, 6/1/10, Pool #312903........      2,874
   4,710     6.50%, 12/1/10, Pool #322598.......      4,623
   1,866     6.50%, 4/1/11, Pool #337903........      1,832
     270     7.50%, 5/1/14, Pool #57930.........        274
     156     7.00%, 4/1/17, Pool #44696.........        155
     680     7.95%, 8/25/19, Series 1990-14,
               CMO..............................        691
     117     8.00%, 3/1/21, Pool #70825.........        121
   3,331     7.50%, 11/1/22, Pool #189190.......      3,351
   2,303     8.00%, 5/1/24, Pool #250066........      2,363
   4,683     8.50%, 7/1/24, Pool #250103........      4,876
   2,872     7.50%, 10/1/24, Pool #303031.......      2,889
   1,140     8.50%, 5/1/25, Pool #308499........      1,186
     893     7.50%, 5/1/25, Pool #311810........        897
     337     7.50%, 5/1/25, Pool #293928........        338
   1,679     8.50%, 6/1/25, Pool #315277........      1,746
   3,568     7.00%, 7/1/25, Pool #312931........      3,506
   3,574     7.00%, 7/1/25, Pool #290387........      3,512
   5,412     7.13%, 6/1/26, Pool #341503........      5,473
                                                   --------
                                                     45,806
                                                   --------
Government National Mortgage Assoc. (15.2%):
       2     10.50%, 2/15/98, Pool #59539.......          2
       4     10.50%, 7/15/98, Pool #069629......          4
       8     11.00%, 9/15/98, Pool #101670......          8
       1     10.50%, 9/15/98, Pool #103573......          1
       9     11.00%, 6/15/99, Pool #110948......          9
       6     11.00%, 3/15/00, Pool #123750......          6
       7     10.00%, 12/15/00, Pool #136214.....          7
      59     10.00%, 1/15/01, Pool #145167......         63
      58     10.00%, 1/15/01, Pool #145328......         61
      19     9.00%, 6/15/01, Pool #166985.......         20
       6     9.00%, 6/15/01, Pool #161443.......          6
       2     9.00%, 6/15/01, Pool #164431.......          2
       6     8.50%, 6/15/01, Pool #162447.......          6
      56     8.50%, 6/15/01, Pool #137056.......         58
      14     9.00%, 7/15/01, Pool #155822.......         15
      52     9.00%, 8/15/01, Pool #173460.......         55
      68     8.50%, 8/15/01, Pool #164207.......         71
       8     9.00%, 9/15/01, Pool #177121.......          8
       5     9.00%, 10/15/01, Pool #177634......          5
      82     9.00%, 10/15/01, Pool #179852......         85
       8     9.00%, 10/15/01, Pool #185596......          9
      11     9.00%, 11/15/01, Pool #174365......         12
     101     9.00%, 11/15/01, Pool #191819......        106
       4     8.50%, 11/15/01, Pool #183462......          4
      53     8.50%, 12/15/01, Pool #199182......         55
      49     8.50%, 12/15/01, Pool #199837......         51
      13     8.50%, 12/15/01, Pool #182959......         13
      13     9.00%, 1/15/02, Pool #205001.......         14
      76     8.00%, 3/15/02, Pool #205933.......         78

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
 Government National Mortgage Assoc., continued:
 $    57     8.00%, 3/15/02, Pool #210065.......   $     59
      60     8.50%, 5/15/02, Pool #213776.......         62
      70     8.00%, 5/15/02, Pool #180296.......         72
      38     8.00%, 5/15/02, Pool #203042.......         39
      46     9.00%, 8/15/02, Pool #232424.......         48
      74     9.00%, 10/15/02, Pool #246307......         78
      12     9.00%, 11/15/02, Pool #235553......         12
       8     9.00%, 6/15/03, Pool #247863.......          9
      48     8.50%, 9/15/04, Pool #274390.......         49
     100     9.00%, 10/15/04, Pool #281655......        105
      69     9.00%, 10/15/04, Pool #229506......         72
      64     8.50%, 10/15/04, Pool #277469......         66
     101     8.50%, 11/15/04, Pool #253471......        105
      89     9.00%, 5/15/05, Pool #288771.......         94
      34     9.00%, 6/15/05, Pool #283904.......         35
     126     9.00%, 8/15/05, Pool #297031.......        132
      68     9.50%, 10/15/05, Pool #291846......         72
      15     9.00%, 10/15/05, Pool #292589......         16
      52     9.00%, 11/15/05, Pool #299161......         54
      87     9.00%, 11/15/05, Pool #292610......         91
      72     9.00%, 12/15/05, Pool #299569......         76
      93     8.50%, 4/15/06, Pool #307487.......         97
      31     8.00%, 10/15/06, Pool #11503.......         32
      90     8.00%, 1/15/07, Pool #14709........         93
      28     7.50%, 4/15/07, Pool #16991........         28
     270     7.50%, 5/15/07, Pool #329528.......        276
      78     7.50%, 7/15/07, Pool #17316........         79
      22     9.00%, 1/15/09, Pool #26076........         24
     129     9.00%, 4/15/09, Pool #30352........        138
      99     8.00%, 5/15/09, Pool #385676.......        103
   4,777     6.50%, 7/15/09, Pool #780316.......      4,739
      25     8.00%, 8/15/09, Pool #372143.......         26
      39     9.50%, 10/15/09, Pool #36582.......         42
     624     8.00%, 10/15/09, Pool #380639......        644
      12     11.00%, 2/15/10, Pool #38993.......         14
   1,527     7.50%, 2/15/12, Pool# 393363.......      1,556
   1,473     7.50%, 3/15/12, Pool #441145.......      1,500
   1,953     7.50%, 3/15/12, Pool #399163.......      1,989
       5     12.00%, 1/15/15, Pool #112920......          6
      78     9.00%, 8/15/16, Pool #164502.......         83
      43     9.50%, 9/15/16, Pool #158201.......         47
      20     9.00%, 9/15/16, Pool #175362.......         21
      23     9.00%, 9/15/16, Pool #168987.......         25
      57     9.00%, 9/15/16, Pool #179044.......         62
      65     9.00%, 12/15/16, Pool #198652......         69
      60     9.50%, 1/15/17, Pool #185619.......         65
     165     8.50%, 1/15/17, Pool #203625.......        174
      39     9.00%, 3/15/17, Pool #180330.......         42
       9     8.50%, 3/15/17, Pool #196700.......         10
     214     8.50%, 5/15/17, Pool #217536.......        226
      10     8.50%, 6/15/17, Pool #188545.......         11


PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
 Government National Mortgage Assoc., continued:
 $ 2,815     8.50%, 11/15/17, Pool #780086......   $  2,936
     195     9.00%, 7/15/18, Pool #226769.......        209
      10     9.50%, 9/15/18, Pool #258627.......         11
      42     9.50%, 12/15/18, Pool #229531......         46
      56     9.50%, 10/15/19, Pool #279630......         61
      77     9.00%, 11/15/19, Pool #279649......         83
     138     9.50%, 2/15/20, Pool #281655.......        150
      49     9.00%, 2/15/20, Pool #286315.......         53
      68     9.50%, 9/15/20, Pool #292918.......         74
      71     9.00%, 7/15/21, Pool #311256.......         75
     217     8.00%, 4/15/22, Pool #325461.......        223
     266     8.00%, 5/15/22, Pool #317346.......        273
     112     8.00%, 5/15/22, Pool #320675.......        115
      16     8.00%, 5/15/22, Pool #317358.......         17
   2,976     8.00%, 7/15/22, Pool #426612.......      3,047
     433     8.00%, 7/15/22, Pool #183670.......        445
     515     7.50%, 8/15/22, Pool #333881.......        519
   1,794     7.00%, 8/15/23, Pool #352108.......      1,771
   7,117     7.00%, 9/15/23, Pool #363030.......      7,026
   2,516     7.00%, 11/15/23, Pool #352022......      2,485
  11,932     7.00%, 2/15/24, Pool #371281.......     11,783
   3,924     9.00% 11/15/24, Pool #780029.......      4,211
   1,942     7.50%, 1/15/26, Pool #416874.......      1,952
   2,226     7.00%, 1/15/26, Pool #421081.......      2,192
   2,592     7.00%, 1/15/26, Pool #420653.......      2,551
   1,949     7.50%, 3/15/26, Pool #422292.......      1,959
   2,886     7.50%, 4/15/26, Pool #426059.......      2,899
   2,893     8.00%, 7/15/26, Pool #428509.......      2,962
   2,966     7.50%, 11/15/26, Pool #442119......      2,978
  10,000     7.50%, 30 Year, TBA................     10,016
   6,054     7.50%, 5/20/27, Pool #2432.........      6,046
                                                   --------
                                                     83,569
                                                   --------
   Total U.S. Government Agency Mortgages           195,754
                                                   --------
U.S. TREASURY OBLIGATIONS (29.5%):
U.S. Treasury Bonds (7.3%):
   3,000     10.75%, 5/15/03....................      3,623
   7,000     8.75%, 11/15/08....................      7,767
   4,000     7.50%, 11/15/16....................      4,276
   3,000     8.75%, 5/15/17 (b).................      3,610
  16,000     8.13%, 8/15/19 (b).................     18,264
   3,000     6.25%, 8/15/23 (b).................      2,779
                                                   --------
                                                     40,319
                                                   --------
 U.S. Treasury Inflation Protected Bonds (2.1%):
  12,133     3.38%, 1/15/07 (b).................     11,845
                                                   --------
U.S. Treasury Notes (19.6%):
   7,000     7.25%, 2/15/98 (b).................      7,065
   5,000     5.13%, 4/30/98 (b).................      4,976
   5,000     8.25%, 7/15/98 (b).................      5,120
   4,000     4.75%, 8/31/98 (b).................      3,950
   2,500     7.13%, 10/15/98....................      2,537

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $ 3,000     8.88%, 11/15/98....................   $  3,113
   1,500     6.88%, 8/31/99.....................      1,523
  11,500     7.50%, 10/31/99 (b)................     11,826
   5,000     7.75%, 1/31/00(b)..................      5,182
   3,000     7.13%, 2/29/00 (b).................      3,066
   5,000     7.75%, 2/15/01 (b).................      5,229
   2,000     7.50%, 11/15/01 (b)................      2,085
  10,000     5.75%, 8/15/03 (b).................      9,660
  11,000     7.25%, 5/15/04 (b).................     11,475
   4,000     7.88%, 11/15/04 (b)................      4,315
   9,000     6.50%, 5/15/05 (b).................      8,983
  12,000     5.88%, 11/15/05 (b)................     11,483
   6,000     8.00%, 8/15/99 (b).................      6,221
                                                   --------
                                                    107,809
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Strips (0.5%):
 $ 4,000     2/15/04............................   $  2,622
                                                   --------
   Total U.S. Treasury Obligations                  162,595
                                                   --------
REPURCHASE AGREEMENTS (2.8%):
  15,554     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $15,942
               U.S. Treasury Note, 5.75%,
               10/31/00, market value
               $15,866).........................     15,554
                                                   --------
   Total Repurchase Agreements                       15,554
                                                   --------
Total (Cost--$555,733) (a)                         $558,077
                                                   ========

------------

Percentages indicated are based on net assets of $551,338.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

                  Unrealized appreciation..................................................   $ 6,175
                  Unrealized depreciation..................................................    (3,831)
                                                                                              -------
                  Net unrealized appreciation..............................................   $ 2,344
                                                                                              =======

(b) A portion of this security was loaned as of June 30, 1997.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

CMO  Collateralized Mortgage Obligation
TBA  To be announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES (79.1%):
Federal Home Loan Mortgage Corp. (30.4%):
 $ 8,953     6.00%, 4/15/01, Gold Balloon,
               Pool #G50347.....................   $  8,793
   7,180     8.00%, 11/1/24, Gold Pool
               #C00376..........................      7,375
   5,649     7.50%, 4/1/09, Gold Pool #E00315...      5,767
  16,500     6.50%, 9/15/09, Series 1838 G,
               CMO..............................     15,958
   4,683     8.50%, 1/1/10, Gold Pool #G10305...      4,844
  10,000     6.50%, 15 Year, Gold...............      9,794
  20,000     6.50%, 7/1/12......................     19,589
     311     9.00%, 10/1/17, Gold Pool
               #A00756..........................        331
     220     9.00%, 4/1/18, Gold Pool #A01143...        234
   1,220     7.25%, 4/15/18, Series 1254 F,
               CMO..............................      1,218
      22     9.00%, 8/1/20, Gold Pool #D38661...         24
      64     9.00%, 10/1/20, Gold Pool
               #A01134..........................         68
      73     9.00%, 1/1/21, Gold Pool #A00948...         77
      59     9.00%, 4/1/21, Gold Pool #D04193...         63
     113     9.00%, 6/1/21, Gold Pool #A01017...        121
     119     9.00%, 7/1/21, Gold Pool #A01093...        127
      68     9.00%, 9/1/21, Gold Pool #D32271...         73
     118     9.00%, 11/1/21, Gold Pool
               #D11866..........................        126
      53     9.00%, 11/1/21, Gold Pool
               #C00078..........................         56
     117     9.00%, 11/1/21, Gold Pool
               #D11191..........................        125
     217     9.00%, 5/1/22, Gold Pool #D19203...        231
      76     9.00%, 5/1/22, Gold Pool #D19142...         81
  10,000     5.50%, 9/15/22, Series 1367-K......      8,437
   4,375     7.00%, 4/15/23, Pool #348645.......      4,314
   6,977     10.00%, 10/15/23, Series 1591 E,
               CMO..............................      7,769
  17,851     5.00%, 11/15/23, Series 1686 PG,
               CMO..............................     16,701
   4,909     8.50%, 5/1/24, Gold Pool #G00229...      5,158
   4,487     8.50%, 7/1/24, Gold Pool #C00354...      4,680
   7,646     7.50%, 9/1/24, Gold Pool #D56307...      7,703
   2,981     7.50%, 5/1/25, Gold Pool #D59996...      2,999
   7,461     8.00%, 11/1/24, Gold Pool
               #C00376..........................      7,652
   5,411     7.50%, 6/1/25, Gold Pool #C80321...      5,444
   4,270     7.50%, 8/1/25, Gold Pool #C00414...      4,294
   4,268     7.50%, 8/1/25, Gold Pool #C80334...      4,290
   4,602     7.00%, 8/1/25, Gold Pool #C00418...      4,530
   4,227     8.00%, 9/1/25, Gold Pool #D63705...      4,331
   4,548     7.00%, 9/1/25, Gold Pool #D63303...      4,476
   8,844     7.50%, 10/1/25, Gold Pool
               #C80349..........................      8,888
   9,429     6.50%, 2/1/26, Gold Pool #D68098...      9,051
   9,574     6.50%, 3/1/26, Gold Pool #G00453...      9,191
  12,528     7.00%, 4/1/26, Gold Pool #D69810...     12,313
  11,532     7.00%, 4/1/26, Gold Pool #D69811...     11,334
   4,964     6.50%, 6/1/26, Pool #250575........      4,754
   5,889     7.00%, 3/1/27, Pool #D78691........      5,782
   4,111     7.00%, 4/1/27, Pool #C00512........      4,037
                                                   --------
                                                    233,203
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc. (23.8%):
 $10,338     6.00%, 3/1/01, Pool #50783.........   $ 10,038
   9,347     7.00%, 4/1/03, 7 Year Balloon......      9,382
   1,448     7.50%, 5/1/03, Pool #347175........      1,471
   2,976     7.50%, 7/1/03, Pool #250656........      3,024
   5,000     7.86%, 5/25/04, Callable 5/25/99
               @100.............................      5,052
   7,035     7.00%, 7/17/05, Series 97-26 Gd....      7,099
   4,196     7.00%, 4/1/08, Pool #211750........      4,211
   8,000     6.00%, 6/25/09, Series 1994-86 PJ,
               CMO..............................      7,472
   3,999     7.00%, 7/1/10, Pool #250326........      4,014
   2,532     6.50%, 12/1/10, Pool #332301.......      2,486
  14,223     6.00%, 3/1/11, Pool #340683........     13,731
   6,551     6.25%, 2/25/13, Series 1993-2 PC,
               CMO..............................      6,530
   3,596     6.35%, 8/25/13, Series 1993-225B
               VG, CMO..........................      3,481
   4,216     7.50%, 6/1/14, Pool #250081........      4,241
   3,457     7.50%, 7/1/14, Pool #250082........      3,477
     148     10.00%, 10/1/16, Pool #70110.......        163
   8,015     10.00%, 9/1/17, Pool #303969.......      8,747
     450     10.00%, 10/1/19, Pool #231675......        493
  10,000     7.00%, 5/25/20, Pool #1990-57......      9,836
     282     10.00%, 7/1/20, Pool #050318.......        309
   5,584     6.50%, 5/25/21, Series 1992-205 K,
               CMO..............................      5,410
   5,000     7.00%, 9/25/21, Series G92-64 K,
               CMO..............................      4,984
     637     10.00%, 11/1/21, Pool #208374......        698
     716     10.00%, 11/1/21, Pool #208372......        785
   5,000     6.55%, 12/25/21, Pool #1993-137 PH,
               CMO..............................      4,872
  10,785     6.50%, 2/17/23, Series #G94-12 C,
               CMO..............................     10,079
   5,000     6.50%, 5/25/23, Series 1994-110 H,
               CMO..............................      4,825
   9,094     6.35%, 12/25/23, Series 1994-43 PJ,
               CMO..............................      8,551
   5,042     7.00%, 1/25/24, Series 1994-62 PJ,
               CMO..............................      4,802
   8,439     7.00%, 2/1/24, Pool #190257........      8,302
   3,279     9.00%, 12/1/24, Pool #353898.......      3,460
   4,274     7.50%, 5/1/25, Pool #300064........      4,293
   3,767     7.50%, 6/1/25, Pool #312684........      3,783
   4,064     7.50%, 6/1/25, Pool #312899........      4,082
   4,524     7.00%, 8/1/25, Pool #315500........      4,445
     964     7.50%, 9/1/25, Pool #324749........        967
   3,907     7.50%, 9/1/25, Pool #322899........      3,921
                                                   --------
                                                    183,516
                                                   --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (24.9%):
 $    22     10.00%, 9/15/00, Pool #138814......   $     23
       9     10.00%, 12/15/00, Pool #136214.....         10
       6     10.00%, 1/15/01, Pool #145144......          6
      50     8.50%, 6/15/01, Pool #166491.......         52
       4     8.50%, 7/15/01, Pool #161997.......          4
      53     9.50%, 9/15/01, Pool #180786.......         57
       6     9.00%, 9/15/01, Pool #174330.......          7
      74     9.00%, 9/15/01, Pool #166928.......         77
      19     9.50%, 11/15/01, Pool #182995......         20
      85     8.50%, 11/15/01, Pool #179383......         88
      96     9.00%, 12/15/01, Pool #187723......        101
      49     8.50%, 12/15/01, Pool #199837......         51
      76     8.00%, 3/15/02, Pool #205933.......         78
     218     6.50%, 10/15/23, Pool #345391......        210
     215     9.00%, 5/15/03, Pool #154134.......        225
     138     9.00%, 6/15/05, Pool #283904.......        144
      65     9.00%, 8/15/05, Pool #291836.......         68
      56     9.00%, 9/15/05, Pool #292898.......         58
      25     9.00%, 9/15/05, Pool #295227.......         26
      65     8.00%, 7/15/06, Pool #11337........         67
      33     7.50%, 7/15/07, Pool #17316........         34
      74     8.00%, 8/15/07, Pool #18539........         76
      82     8.00%, 8/15/07, Pool #18677........         85
     302     7.50%, 12/15/07, Pool #338189......        308
      56     9.00%, 11/15/08, Pool #27932.......         60
      97     9.00%, 4/15/09, Pool #30352........        104
      21     9.00%, 5/15/09, Pool #32214........         23
       8     9.50%, 7/15/09, Pool #34487........          9
     150     9.50%, 9/15/09, Pool #34878........        163
      41     9.50%, 10/15/09, Pool #36804.......         44
      31     11.00%, 11/15/09, Pool #37615......         35
       1     12.00%, 4/15/15, Pool #125262......          2
      13     11.00%, 6/15/15, Pool #130125......         14
      81     9.00%, 5/15/16, Pool #149877.......         87
     107     9.00%, 6/15/16, Pool #166130.......        115
      13     9.50%, 7/15/16, Pool #166772.......         14
     107     9.00%, 7/15/16, Pool #158921.......        115
      76     9.50%, 8/15/16, Pool #177531.......         82
     162     9.00%, 9/15/16, Pool #179044.......        174
      23     9.50%, 1/15/17, Pool #185619.......         25
     346     9.00%, 2/15/17, Pool #195058.......        372
     260     9.00%, 6/15/17, Pool #219079.......        279
      43     9.50%, 8/15/17, Pool #224015.......         47
      79     9.50%, 8/15/17, Pool #218841.......         85
      29     9.00%, 8/15/17, Pool #225825.......         31
     104     9.00%, 6/15/18, Pool #238161.......        111
      79     9.50%, 8/15/18, Pool #248390.......         86
      20     9.00%, 10/15/18, Pool #253188......         21
     128     9.50%, 12/15/18, Pool #263400......        139
       3     9.00%, 10/15/19, Pool #267676......          3
      59     9.00%, 11/15/19, Pool #162768......         64

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
 Government National Mortgage Assoc., continued:
 $    69     9.00%, 1/15/20, Pool #283138.......   $     74
      76     9.00%, 2/15/20, Pool #276157.......         82
     124     9.00%, 3/15/20, Pool #285283.......        133
      68     9.50%, 9/15/20, Pool #292918.......         74
      86     9.50%, 12/15/20, Pool #291865......         93
     245     9.00%, 6/15/21, Pool #307120.......        262
  15,886     9.00%, 8/15/21, Pool #306081.......     16,968
   4,702     9.00%, 12/15/21, Pool #780284......      4,987
      37     7.50%, 2/15/22, Pool #324025.......         37
     611     8.00%, 7/15/22, Pool #321560.......        628
     820     7.50%, 8/15/22, Pool #337141.......        826
      39     7.00%, 10/15/22, Pool #337175......         38
     214     7.00%, 11/15/22, Pool #323008......        211
      40     7.00%, 12/15/22, Pool #339969......         39
     237     7.00%, 1/15/23, Pool #346214.......        234
      41     7.00%, 1/15/23, Pool #321675.......         40
     394     7.00%, 1/15/23, Pool #342248.......        389
     384     7.00%, 1/15/23, Pool #341536.......        379
     479     7.00%, 1/15/23, Pool #332022.......        473
      51     7.00%, 3/15/23, Pool #350110.......         51
     788     7.00%, 5/15/23, Pool #346572.......        778
     769     7.00%, 5/15/23, Pool #351041.......        760
      63     7.00%, 5/15/23, Pool #338005.......         62
     625     7.00%, 5/15/23, Pool #221604.......        617
     325     6.50%, 5/15/23, Pool #343208.......        313
     740     7.00%, 5/15/23, Pool #342348.......        731
     843     7.00%, 7/15/23, Pool #362982.......        832
     401     6.50%, 6/15/23, Pool #348677.......        387
      97     6.50%, 6/15/23, Pool #346624.......         94
      59     6.50%, 6/15/23, Pool #349788.......         57
      59     6.50%, 6/15/23, Pool #358250.......         57
     347     7.00%, 7/15/23, Pool #353569.......        342
     844     7.00%, 7/15/23, Pool #346673.......        833
      31     7.00%, 7/15/23, Pool #354538.......         31
      25     7.00%, 7/15/23, Pool #350709.......         24
     455     7.00%, 7/15/23, Pool #360889.......        449
     262     7.00%, 7/15/23, Pool #325977.......        259
     181     7.00%, 7/15/23, Pool #357782.......        179
     479     7.00%, 7/15/23, Pool #358382.......        473
     595     7.00%, 7/15/23, Pool #360697.......        587
     269     6.50%, 7/15/23, Pool #322200.......        259
     326     6.50%, 8/15/23, Pool #344505.......        314
     633     6.50%, 8/15/23, Pool #356717.......        610
     204     6.50%, 8/15/23, Pool #359027.......        197
     153     6.50%, 8/15/23, Pool #360713.......        148
     288     6.50%, 8/15/23, Pool #360738.......        277
     448     6.50%, 8/15/23, Pool #353137.......        432
     770     6.50%, 9/15/23, Pool #345375.......        742
      50     6.50%, 9/15/23, Pool #339041.......         48
   3,876     8.00%, 10/15/23, Pool #354681......      3,983
     396     6.00%, 10/15/23, Pool #345389......        371

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    34     6.00%, 10/15/23, Pool #370006......   $     32
     458     6.00%, 10/15/23, Pool #364717......        429
     637     6.50%, 11/15/23, Pool #369356......        614
      20     6.50%, 11/15/23, Pool #370927......         19
     151     6.50%, 12/15/23, Pool #349944......        145
     977     6.50%, 12/15/23, Pool #349265......        942
      34     6.50%, 12/15/23, Pool #370289......         33
     640     6.50%, 12/15/23, Pool #369830......        617
     110     6.50%, 12/15/23, Pool #365740......        106
     730     6.50%, 1/15/24, Pool #379127.......        703
     354     6.50%, 2/15/24, Pool #389200.......        341
   1,187     6.50%, 2/15/24, Pool #362341.......      1,143
     305     6.50%, 2/15/24, Pool #370338.......        294
  22,156     6.50%, 2/15/24, Pool #354747.......     21,337
     168     6.50%, 2/15/24, Pool #380818.......        161
     348     6.50%, 2/15/24, Pool #371999.......        335
      91     7.50%, 6/15/24, Pool #389827.......         91
     607     7.50%, 6/15/24, Pool #388747.......        612
   3,864     8.00%, 9/15/24, Pool #403212.......      3,971
     425     8.00%, 9/15/24, Pool #393908.......        437
   9,811     9.00% 11/15/24, Pool #780029.......     10,529
   4,873     7.50%, 3/15/26, Pool #422308.......      4,897
   6,915     8.00% 5/15/26, Pool #416233........      7,079
  12,252     8.00%, 5/15/26, Pool #422690.......     12,543
  20,000     6.50%, 30 Year, TBA................     19,144
   9,708     8.00%, 7/15/26, Pool #423877.......      9,939
   9,730     8.00%, 7/15/26, Pool #412644.......      9,961
  14,773     8.00%, 12/20/26, G2 Pool #2344.....     15,054
   9,999     7.50%, 6/30/26.....................      9,987
   5,000     6.50%, 30 Year, TBA................      5,058
  10,000     6.00%, 30 Year, TBA................     10,013
                                                   --------
                                                    192,009
                                                   --------
   Total U.S. Government Agency Mortgages           608,728
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (13.3%):
Federal Farm Credit Bank (0.7%):
   5,000     6.88%, 5/1/00......................      5,065
                                                   --------
Federal Home Loan Bank (1.6%):
   2,000     9.25%, 11/25/98....................      2,080
   2,000     9.30%, 1/25/99.....................      2,094
   3,000     8.60%, 6/25/99.....................      3,135
   5,000     6.27%, 1/14/04 (b).................      4,836
                                                   --------
                                                     12,145
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Mortgage Corp. (0.9%):
 $ 2,000     6.44%, 1/28/00.....................   $  2,004
   4,500     7.13%, 11/18/02....................      4,614
                                                   --------
                                                      6,618
                                                   --------
Federal National Mortgage Assoc. (5.3%):
   2,000     8.80%, 7/25/97.....................      2,005
   4,000     8.70%, 6/10/99.....................      4,179
   3,000     8.90%, 6/12/00.....................      3,195
   3,000     6.20%, 11/12/03....................      2,897
  15,000     7.16%, 5/11/05.....................     15,340
  10,000     5.88%, 2/2/06 (b)..................      9,430
   5,000     6.67%, 2/6/06, Callable 2/6/98
               @100.............................      4,888
                                                   --------
                                                     41,934
                                                   --------
Resolution Funding Corp. (1.6%):
  50,000     Principal Strip, 7/15/20...........      9,909
  15,000     Principal Strip, 4/15/28...........      1,847
   5,000     Principal Strip, 4/15/30...........        537
                                                   --------
                                                     12,293
                                                   --------
Tennessee Valley Authority (3.2%):
  25,000     6.24%, 7/15/45, Putable on 7/15/01
               @ 100............................     24,781
                                                   --------
Total U.S. Government Agency Securities             102,836
                                                   --------
U.S. TREASURY OBLIGATIONS (6.4%):
U.S. Treasury Bonds (3.9%):
  15,000     8.13%, 8/15/19 (b).................     17,123
  15,000     6.00%, 2/15/26.....................     13,425
                                                   --------
                                                     30,548
                                                   --------
U.S. Treasury Notes (1.0%):
   7,500     7.50%, 11/15/01....................      7,818
                                                   --------
U.S. Treasury Strips (1.5%):
   5,000     8/15/02 (b)........................      3,623
  50,000     2/15/25 (b)........................      7,718
                                                   --------
                                                     11,341
                                                   --------
Total U.S. Treasury Obligations                      49,707
                                                   --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
REPURCHASE AGREEMENTS (9.3%):
 $71,674     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $79,388
               various U.S. Government
               Securities,
               5.50%-9.00%, 1/1/00-6/20/27,
                 market value $73,724)..........   $ 71,674
                                                   --------
  Total Repurchase Agreements...................     71,674
                                                   --------
Total (Cost--$826,948) (a)                         $832,945
                                                   ========

------------

Percentages indicated are based on net assets of $770,879.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $51. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation..................................................   $10,092
                  Unrealized depreciation..................................................    (4,146)
                                                                                              -------
                  Net unrealized appreciation..............................................   $ 5,946
                                                                                              =======

(b) A portion of this security was loaned as of June 30, 1997.

CMO  Collateralized Mortgage Obligation
TBA  To be announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
ASSET BACKED SECURITIES (9.0%):
 $ 5,000     Advanta Mortgage Loan Trust, 97-2,
               Class A4, 7.60%, 6/25/27.........   $  5,048
   7,500     Advanta Mortgage Loan Trust, Series
               1995-1, Class A5, 8.32%,
               12/25/19.........................      7,778
   5,817     Aircraft Lease Portfolio
               Securitization Ltd., Series 94-1,
               Class A2, 7.15%, 9/15/04.........      5,892
   2,952     BHN, Series 1997-1, Class A2,
               7.92%, 7/25/09...................      2,976
   4,980     Federal Express, Series A-1, 7.85%,
               6/1/24...........................      5,111
   5,000     ML CBO 1996 PM1, 7.87%,
               12/17/06.........................      4,871
   3,427     NAL 96, Class A, 7.10%, 3/15/01,
               Private Placement, 144A..........      3,416
   2,027     NAL, Series 96-4, 6.90%,
               12/15/00.........................      2,015
  11,262     Northwest Air, Series 2, Class A,
               9.25%, 6/21/14...................     12,782
   4,692     Northwest Air, Trust, Series B,
               10.23%, 6/21/14..................      5,255
   5,701     Olympic Automobile Receivables
               Trust, Series 1994-B, Class A2,
               6.85%, 6/15/01...................      5,751
   6,882     Olympic Automobile Receivables
               Trust, Series 1995-B, Class A2,
               7.35%, 10/15/01..................      6,999
                                                   --------
Total Asset Backed Securities                        67,894
                                                   --------
CORPORATE BONDS (53.1%):
Banking, Finance & Insurance (16.5%):
   9,000     Associates Corp., 8.34%,
               11/25/99.........................      9,371
   6,000     Associates Corp., 8.15%, 8/1/09....      6,503
   2,000     Bank of Boston, Corp., 9.50%,
               8/15/97..........................      2,009
   5,000     BankAmerica Corp., 9.50%, 4/1/01...      5,450
   4,000     BCH Cayman Islands, 7.50%,
               6/15/05..........................      4,055
   5,000     Bear Stearns Co., 9.13%, 4/15/98...      5,122
   5,000     Bear Stearns Co., 8.25%, 2/1/02....      5,269
   5,000     First Chicago Capital Trust, 7.95%,
               12/1/26..........................      4,875
   2,000     Fleet Financial Group, Inc., 8.13%,
               7/1/04...........................      2,123
   3,500     Ford Capital BV, 10.13%,
               11/15/00.........................      3,863
   1,500     Ford Motor Credit Corp., 6.38%,
               10/6/00..........................      1,493
   3,000     General Motors Acceptance Corp.,
               8.40%, 10/15/99..................      3,128
   8,000     General Motors Acceptance Corp.,
               7.00%, 3/1/00....................      8,090
  10,000     Lehman Brothers Holdings, 8.88%,
               3/1/02...........................     10,721

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000     Lehman Brothers Holdings, 8.80%,
               3/1/15...........................   $  5,563
   5,000     Lehman Brothers, Inc., 11.63%,
               5/15/05..........................      6,256
   6,000     Massachusetts Mutual Life
               Insurance, 7.50%, 3/1/24, 144A...      5,858
   3,500     MEPC Finance, Inc., 7.50%,
               5/1/03...........................      3,557
   5,000     Money Store, Inc., 8.05% 4/15/02...      5,081
   6,000     Morgan Stanley Group, Inc., 6.13%,
               10/1/03..........................      5,783
   4,806     Oslo Seismic Service, 8.28%,
               6/1/11, 144A.....................      5,065
   5,000     Principal Mutual, 7.88%, 3/1/24....      4,944
   5,000     Security Pacific Corp., 11.00%,
               3/1/01...........................      5,688
   5,000     Western Banktrust REIT, 7.88%,
               2/15/04..........................      5,125
                                                   --------
                                                    124,992
                                                   --------
   Financial Services (3.5%):
   2,000     American Health Properties, 7.50%,
               1/15/07..........................      2,028
   6,500     Corestates Capital, 8.00%,
               12/15/26.........................      6,435
   5,000     Cullen Frost Bank Capital Trust,
               8.42%, 2/1/27....................      5,050
   3,000     International Lease Finance Corp.,
               6.50%, 7/15/97...................      3,001
   5,000     MIC Financial Trust, 8.38%,
               2/1/27...........................      5,006
   5,000     Sun Life, 8.53%, 5/6/27............      5,056
                                                   --------
                                                     26,576
                                                   --------
   Food Products & Services (0.3%):
   2,500     RJR Nabisco Corp., 8.75%,
               8/15/05..........................      2,528
                                                   --------
             Industrial Goods & Services (7.9%):
   3,000     Boise Cascade Co., 9.45%,
               11/1/09..........................      3,424
   4,000     Comcast Cable, 8.38%, 5/1/07,
               144A.............................      4,240
   3,000     Comdisco, Inc., 6.05%, 10/31/97....      3,002
   2,500     EES Coke Battery, 7.13%, 4/15/02,
               144A.............................      2,518
   5,000     Excel Paralubes Funding, 7.13%,
               11/1/11..........................      4,975
   2,000     Freeport McMoran, Copper & Gold,
               7.50%, 11/15/06..................      1,995
   5,000     General Motors Corp., 9.13%,
               7/15/01..........................      5,413
   3,000     Golden State Petroleum, 8.04%,
               2/1/19, 144A.....................      3,056
   5,000     Hilton Hotels Corp., 7.95%,
               4/15/07..........................      5,131
   5,000     Hyundai Semiconductor, 8.63%,
               5/15/07..........................      5,031
   4,828     Newmont Mining Co., 8.91%,
               1/5/09...........................      5,159

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 2,500     Northrop Grumman, 7.00%, 3/1/06....   $  2,447
   9,000     Penske Truck Leasing, 8.25%,
               11/1/99 (b)......................      9,372
   4,000     Tenneco, Inc., 8.20%, 11/15/99.....      4,150
                                                   --------
                                                     59,913
                                                   --------
Real Estate (4.9%):
   2,000     Avalon Properties, 7.38%,
               9/15/02..........................      2,018
   4,750     Meditrust, 7.77%, 8/16/02..........      4,833
   3,000     Meditrust, 7.82%, 9/10/26..........      3,090
   5,000     Security Capital Pacific Trust,
               6.95%, 10/15/02..................      4,969
   2,500     Security Capital Pacific Trust,
               7.15%, 10/15/03..................      2,484
   5,000     Spieker Properties, 6.65%,
               12/15/00.........................      4,956
   4,000     Spieker Properties, 8.00%,
               7/19/05..........................      4,095
   8,000     Taubman Realty Group, 7.00%,
               10/1/03..........................      7,810
   3,000     Wellsford Residential Property,
               7.25%, 8/15/00...................      3,034
                                                   --------
                                                     37,289
                                                   --------
Utilities (2.2%):
   7,000     NRG Energy Corp., 7.63%, 2/1/06....      7,052
   5,009     Salton Sea Funding Corp., 6.69%,
               5/30/00..........................      4,997
   4,000     Termoemcali, 10.13%, 12/15/14,
               144A.............................      4,340
                                                   --------
                                                     16,389
                                                   --------
Yankee & Eurodollar (17.8%):
   9,000     Bangkok Bank Public Co. Ltd.,
               7.25%, 9/15/05, 144A (b).........      8,674
  10,000     Bank Nagrara Indonesia, 7.63%,
               2/5/07...........................      9,875
   5,000     BCH Cayman Islands, 8.25%,
               6/15/04..........................      5,281
   5,000     Celulosa Arauco, 6.75%, 12/15/03...      4,869
  12,548     Centra Gas, 10.65%, 12/1/10,
               144A.............................     13,127
   5,000     China International Trust &
               Investing, 9.00%, 10/15/06 (b)...      5,525
   5,000     Citra Marga Finance, 7.25%,
               2/20/02..........................      4,881
   5,000     Coca Cola Femsa, 8.95%, 11/1/06....      5,013
   4,000     Dao Heng Bank, 7.75%, 1/24/07,
               Private Placement................      4,010
   9,000     Financiera Energy, 9.38%,
               6/15/06..........................      9,675
   3,000     Guangdong Enterprises, 8.88%,
               5/22/07..........................      3,086
   5,000     Guangdong International, 6.75%,
               11/15/03.........................      4,850
   6,000     Honam Oil Refinery Co., 7.13%,
               10/15/05, 144A...................      5,925


PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $ 2,500     Jasmine Submarine, 8.48%, 5/30/11,
               Private Placement................   $  2,509
   2,000     Kansalis-Osake Pankki, 9.75%,
               12/15/98.........................      2,098
   6,000     Peoples Democratic Republic of
               Poland, 3.75%, 10/27/14..........      5,160
   5,000     Peoples Republic of China, 7.75%,
               7/5/06...........................      5,175
   4,250     Ras Laffan Gas, 7.63%, 9/15/06,
               144A.............................      4,330
   2,500     Republic of Indonesia, 7.75%,
               8/1/06...........................      2,509
   5,000     Republic Of South Africa, 8.50%,
               6/23/17..........................      4,950
   5,000     Scotland International Finance,
               8.80%, 1/27/04, 144A.............      5,419
   4,000     Scotland International Finance,
               8.85%, 11/1/06, 144A.............      4,400
   5,000     Tenaga Nasional Berhad, 7.88%,
               6/15/04, 144A....................      5,225
   2,500     Total Access, 8.38% 11/4/06,
               144A.............................      2,416
   2,500     Yanacocha, 8.40%, 5/15/04..........      2,538
   2,889     Ypf Sociedad Anomima, 7.00%,
               10/26/02.........................      2,893
                                                   --------
                                                    134,413
                                                   --------
   Total Corporate Bonds                            402,100
                                                   --------
OTHER MORTGAGED BACKED SECURITIES (0.7%):
   5,000     Residential Funding Corp., Series
               96-H52, Class A4, 7.55%,
               9/25/12..........................      5,048
                                                   --------
   Total Other Mortgaged Backed Securities            5,048
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (20.6%):
Federal Home Loan Mortgage Corp. (11.3%):
   5,000     7.13%, 7/21/99 (b).................      5,093
  18,000     0.00%, 8/15/02.....................     12,939
   4,450     7.00%, 6/1/09, Pool #E00313........      4,471
   4,378     7.00%, 2/1/11, Gold Pool #E62602...      4,379
   9,052     7.50%, 5/1/11, Pool #E00438........      9,207
   8,285     7.00%, 5/1/11, Gold Pool #E00434...      8,293
   7,427     7.00%, 6/1/11, Gold Pool #E64220...      7,434
   1,218     7.50%, 6/1/24, Pool #C80161........      1,227
  16,025     7.00%, 9/1/24, Pool #G00271........     15,790
   7,241     7.50%, 10/1/24, Pool #C80245.......      7,295
   9,756     7.00%, 12/1/24.....................      9,613
                                                   --------
                                                     85,741
                                                   --------
Federal National Mortgage Assoc. (6.3%):
     500     8.15%, 5/11/98.....................        510
   9,347     7.00%, 4/1/03, 7 Year Balloon......      9,382
     500     6.53%, 4/10/03.....................        494

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued
 $21,656     8.00%, 12/1/09, Pool #250168.......   $ 22,289
   2,000     8.20%, 3/10/16.....................      2,206
  12,650     7.50%, 9/1/25, Pool #324179........     12,593
                                                   --------
                                                     47,474
                                                   --------
Government National Mortgage Assoc. (3.0%):
   3,434     9.00% 11/15/24, Pool #780029.......      3,685
   8,875     7.50%, 7/15/26, Pool #430999.......      8,914
   9,900     7.50%, 6/30/26, TBA................      9,888
                                                   --------
                                                     22,487
                                                   --------
 Total U.S. Government Agency Mortgages             155,702
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (2.2%):
Federal Home Loan Bank (1.3%):
  10,000     7.10%, 3/16/98 (b).................     10,092
                                                   --------
Government Trust Certificate (0.3%):
   2,285     Government Trust Certificate,
               Israel, 9.40%, 5/15/02...........      2,417
                                                   --------
Resolution Trust Corp. (0.1%):
   1,000     Resolution Trust Corp., 0.00%,
               7/15/02..........................        732
                                                   --------
Tennessee Valley Authority (0.5%):
   3,200     Tennessee Valley Authority, 8.63%,
               11/15/29.........................      3,456
                                                   --------
   Total U.S. Government Agency Securities           16,697
                                                   --------

PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. TREASURY OBLIGATIONS (12.4%):
U.S. Treasury Bonds (9.0%):
 $ 3,250     13.38%, 8/15/01....................   $  4,070
   9,600     11.88%, 11/15/03 (b)...............     12,271
  14,000     9.00%, 11/15/18....................     17,313
  11,250     8.13%, 8/15/21 (b).................     12,886
   3,000     8.00%, 11/15/21 (b)................      3,394
  17,600     7.13%, 2/15/23 (b).................     18,136
                                                   --------
                                                     68,070
                                                   --------
U.S. Treasury Notes (3.4%):
  15,000     6.25%, 8/31/00 (b).................     14,998
  10,300     6.63%, 6/30/01 (b).................     10,402
                                                   --------
                                                     25,400
                                                   --------
   Total U.S. Treasury Obligations                   93,470
                                                   --------
REPURCHASE AGREEMENTS (1.1%):
   8,469     Prudential Securities, 6.05%, due
               7/1/97 (collateralized by $8,680
               U.S. Treasury Notes, 5.75%,
               10/31/00, market value $8,639)...      8,469
                                                   --------
   Total Repurchase Agreements                        8,469
                                                   --------
Total (Cost--$725,490) (a)                         $749,380
                                                   ========

------------

Percentages indicated are based on net assets of $755,952.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                  Unrealized appreciation..................................................   $25,110
                  Unrealized depreciation..................................................    (1,220)
                                                                                              -------
                  Net unrealized appreciation..............................................   $23,890
                                                                                              =======

(b) A portion of this security was loaned as of June 30, 1997.

TBA  To be announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. GOVERNMENT AGENCY (33.4%):
Federal Farm Credit Bank (6.5%):
 $ 7,000     7.16%, 5/15/06.....................   $  7,170
                                                   --------
Federal Home Loan Bank (9.1%):
   3,800     5.70%, 3/11/99*....................      3,776
   4,300     7.74%, 10/01/03....................      4,303
   2,000     6.26%, 11/26/03....................      1,939
                                                   --------
                                                     10,018
                                                   --------
Other U.S. Agencies (17.8%):
   4,000     Student Loan Marketing Association,
               6.29%, 10/20/99..................      3,995
   6,000     Student Loan Marketing Association,
               6.00%, 3/5/01....................      5,894
  10,000     Tennessee Valley Authority, 6.13%,
               7/15/03..........................      9,699
                                                   --------
                                                     19,588
                                                   --------
  Total U.S. Government Agency                       36,776
                                                   --------

SHARES OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------    -----------------------------------   --------
U.S. TREASURY OBLIGATIONS (64.9%):
U.S. Treasury Bonds (9.2%):
 $ 8,000     10.75%, 8/15/05....................   $ 10,094
                                                   --------
U.S. Treasury Notes (55.7%):
  12,500     5.88%, 10/31/98 (b)................     12,488
  25,000     7.75%, 11/30/99....................     25,864
  23,000     6.63%, 6/30/01 (b).................     23,227
                                                   --------
                                                     61,579
                                                   --------
   Total U.S. Treasury Obligations                   71,673
                                                   --------
INVESTMENT COMPANIES (1.1%):
   1,183     The One Group Treasury Only Money
               Market Fund, Fiduciary Class.....      1,183
                                                   --------
   Total Investment Companies                         1,183
                                                   --------
Total (Cost--$108,064) (a)                         $109,632
                                                   ========

------------

Percentages indicated are based on net assets of $110,258.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $1,621
                  Unrealized depreciation..................................................      (53)
                                                                                              ------
                  Net unrealized appreciation..............................................   $1,568
                                                                                              ======

(b) A portion of this security was loaned as of June 30, 1997.

  * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                      ULTRA
                                     SHORT-        LIMITED VOLATILITY     INTERMEDIATE     GOVERNMENT      INCOME      TREASURY &
                                   TERM INCOME            BOND                BOND            BOND          BOND         AGENCY
                                      FUND                FUND                FUND            FUND          FUND          FUND
                                   -----------     ------------------     ------------     ----------     --------     ----------
                                                          (Amounts in Thousands, except per share amounts)
ASSETS:
Investments, at value..........     $ 146,382           $580,213            $542,523        $761,271      $740,911      $109,632
Repurchase agreements, at
 cost..........................        17,390              5,742              15,554          71,674        8,469             --
                                    ---------           --------            --------        --------      --------      --------
Total (cost $163,219; $581,508;
 $555,733; $826,948; $725,490;
 $108,064, respectively).......       163,772            585,955             558,077         832,945      749,380        109,632
Interest receivable............           776              6,275               6,392           5,966       11,377          1,290
Receivable from brokers for
 investments sold..............           241                 14                   5              --        5,009             --
Receivable for capital shares
 issued........................         1,066                 11                 207              18           14             --
Net receivable for variation
 margin on futures contracts...            26                 --                  --              --           --             --
Deferred organization costs....             3                 --                  --               2           --              3
Prepaid expenses and other
 assets........................            --                 12                   1              21            7              2
                                    ---------           --------            --------        --------      --------      --------
TOTAL ASSETS...................       165,884            592,267             564,682         838,952      765,787        110,927
                                    ---------           --------            --------        --------      --------      --------
LIABILITIES:
Dividends payable..............           694              3,068               2,981           3,973        4,259            586
Payable to brokers for
 investments purchased.........        18,263                 --              10,073          63,696        5,113             --
Payable for capital shares
 redeemed......................            --                  3                   5               5           25             --
Accrued expenses and other
 payables:
 Investment advisory fees......            23                146                 149             259          247             18
 Administration fees...........            --                 83                  76              78          105              3
 12b-1 fees....................             7                  4                  11              16           11             --
 Other.........................            23                  9                  49              46           75             62
                                    ---------           --------            --------        --------      --------      --------
TOTAL LIABILITIES..............        19,010              3,313              13,344          68,073        9,835            669
                                    ---------           --------            --------        --------      --------      --------
NET ASSETS:
Capital........................       150,589            595,935             554,206         786,147      786,479        108,512
Undistributed (distributions in
 excess of) net investment
 income........................          (201)              (246)                 69            (101)         288             --
Accumulated undistributed net
 realized gains (losses) from
 investment and futures
 transactions..................        (4,042)           (11,182)             (5,281)        (21,164)     (54,705)           178
Net unrealized appreciation
 (depreciation) from
 investments and futures.......           528              4,447               2,344           5,997       23,890          1,568
                                    ---------           --------            --------        --------      --------      --------
Net Assets.....................     $ 146,874           $588,954            $551,338        $770,879      $755,952      $110,258
                                    =========           ========            ========        ========      ========      ========
Net Assets
   Fiduciary...................     $ 114,413           $563,979            $522,423        $724,423      $730,754      $110,084
   Class A.....................        29,643             20,055              18,763          34,727       14,325             94
   Class B.....................         2,818              4,920              10,152          11,729       10,873             80
                                    ---------           --------            --------        --------      --------      --------
Total..........................     $ 146,874           $588,954            $551,338        $770,879      $755,952      $110,258
                                    =========           ========            ========        ========      ========      ========
Outstanding units of beneficial
 interest (shares)
   Fiduciary...................        11,588             53,876              52,660          74,751       77,589         11,024
   Class A.....................         3,003              1,918               1,886           3,583        1,522              9
   Class B.....................           287                466               1,023           1,210        1,145              8
                                    ---------           --------            --------        --------      --------      --------
Total..........................        14,878             56,260              55,569          79,544       80,256         11,041
                                    =========           ========            ========        ========      ========      ========
Net asset value:
   Fiduciary
       Offering and redemption
        price per share........     $    9.87           $  10.47            $   9.92        $   9.69      $  9.42       $   9.99
                                    =========           ========            ========        ========      ========      ========
   Class A
       Redemption price per
        share..................     $    9.87           $  10.46            $   9.95        $   9.69      $  9.41       $   9.98
                                    =========           ========            ========        ========      ========      ========
       Maximum sales charge....          3.00%              3.00                4.50%           4.50%        4.50%          3.00%
                                    =========           ========            ========        ========      ========      ========
       Maximum offering price
        (100%/ (100%--maximum
        sales charge) of net
        asset value adjusted to
        nearest cent) per
        share..................     $   10.18           $  10.78            $  10.42        $  10.15      $  9.85       $  10.29
                                    =========           ========            ========        ========      ========      ========
   Class B
       Offering price per share
        (a)....................     $    9.81           $  10.53            $   9.92        $   9.69      $  9.49       $   9.99
                                    =========           ========            ========        ========      ========      ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                      (Amounts in Thousands)
                                     ULTRA
                                    SHORT-        LIMITED VOLATILITY     INTERMEDIATE     GOVERNMENT     INCOME       TREASURY &
                                  TERM INCOME            BOND                BOND            BOND         BOND          AGENCY
                                     FUND                FUND                FUND            FUND         FUND         FUND(a)
                                  -----------     ------------------     ------------     ----------     -------     ------------
INVESTMENT INCOME:
Interest income...............      $ 6,022            $ 39,891            $ 28,044        $ 51,661      $47,951        $3,404
Dividend income...............           --                  32                   1               2          --              9
Income from securities
 lending......................           --                 187                 200              87         138              7
                                    -------            --------            --------        --------      ------         ------
Total Income..................        6,022              40,110              28,245          51,750      48,089          3,420
                                    -------            --------            --------        --------      ------         ------
EXPENSES:
Investment advisory fees......          520               3,660               2,365           3,293       3,873            198
Administration fees...........          157               1,009                 652           1,210       1,067             82
12b-1 fees (Class A)..........           47                  73                  52             129          43             --(b)
12b-1 fees (Class B)..........           17                  50                  80             113          88             --(b)
Custodian and accounting
 fees.........................            9                  58                  54             117          56             12
Legal and audit fees..........            5                  21                   6              31          20              6
Organization costs............            5                  --                  --               3          --             --
Trustees' fees and expenses...            2                   7                   3              10           7              1
Transfer agent fees...........           19                  56                  40              83          47              9
Registration and filing
 fees.........................           35                  95                  50             148          47             71
Printing costs................           10                  56                  37              67          60             11
Other.........................            6                   5                   4              15           4              1
                                    -------            --------            --------        --------      ------         ------
Total expenses before
 waivers......................          832               5,090               3,343           5,219       5,312            391
Less waivers..................         (457)             (1,867)             (1,115)           (463)     (1,312)          (167)
                                    -------            --------            --------        --------      ------         ------
   Net Expenses...............          375               3,223               2,228           4,756       4,000            224
                                    -------            --------            --------        --------      ------         ------
Net Investment Income.........        5,647              36,887              26,017          46,994      44,089          3,196
                                    -------            --------            --------        --------      ------         ------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS AND
 FUTURES:
Net realized gains (losses)
 from investment and futures
 transactions.................         (269)             (2,851)               (935)           (894)       (280)           178
Net change in unrealized
 appreciation (depreciation)
 from investments and
 futures......................        1,032               5,502               3,378          10,875       6,049           (341)
                                    -------            --------            --------        --------      ------         ------
Net realized/unrealized gains
 (losses) from investments and
 futures......................          763               2,651               2,443           9,981       5,769           (163)
                                    -------            --------            --------        --------      ------         ------
Change in net assets resulting
 from operations..............      $ 6,410            $ 39,538            $ 28,460        $ 56,975     $49,858         $3,033
                                    =======            ========            ========        ========     =======         ======

------------

(a) The Fund commenced operations on January 20, 1997.
(b) Amounts are less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             (Amounts in Thousands)

                                                    ULTRA SHORT-TERM           LIMITED VOLATILITY
                                                       INCOME FUND                  BOND FUND             INTERMEDIATE BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                    1997        1996(a)         1997          1996          1997          1996
                                                 ----------    ----------    ----------    ----------    ----------    ----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.......................    $  5,647      $  3,180     $  36,887     $  28,018      $ 26,017      $ 14,817
  Net realized gains (losses) from investment
    and futures transactions..................        (269)         (594)       (2,851)        1,885          (935)        1,421
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures...................................       1,032           150         5,502        (6,631)        3,378        (5,722)
                                                  --------      --------     ---------     ---------      --------      --------
Change in net assets resulting from
  operations..................................       6,410         2,736        39,538        23,272        28,460        10,516
                                                  --------      --------     ---------     ---------      --------      --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
  From net investment income..................      (4,769)       (2,924)      (35,406)      (26,964)      (24,622)      (14,065)
  Tax return of capital.......................          --           (26)           --            --            --            --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..................        (761)         (129)       (1,219)         (878)         (940)         (607)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..................         (94)          (24)         (262)         (175)         (455)         (144)
                                                  --------      --------     ---------     ---------      --------      --------
Change in net assets from shareholder
  distributions...............................      (5,624)       (3,103)      (36,887)      (28,017)      (26,017)      (14,816)
                                                  --------      --------     ---------     ---------      --------      --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.................     109,550        38,704       117,648       325,572       187,226       121,175
  Proceeds from shares issued in connection
    with acquisition..........................          --            --            --       123,673            --            --
  Proceeds from shares issued in connection
    with conversion...........................          --            --            --            --       207,582            --
  Dividends reinvested........................         790         1,028         3,251         8,797         1,664         3,437
  Cost of shares redeemed.....................     (26,641)      (32,817)     (165,778)     (248,283)      (98,172)      (66,140)
                                                  --------      --------     ---------     ---------      --------      --------
Change in net assets from share
  transactions................................      83,699         6,915       (44,879)      209,759       298,300        58,472
                                                  --------      --------     ---------     ---------      --------      --------
Change in net assets..........................      84,485         6,548       (42,228)      205,014       300,743        54,172
NET ASSETS:
  Beginning of period.........................      62,389        55,841       631,182       426,168       250,595       196,423
                                                  --------      --------     ---------     ---------      --------      --------
  End of period...............................    $146,874      $ 62,389     $ 588,954     $ 631,182      $551,338      $250,595
                                                  ========      ========     =========     =========      ========      ========
SHARE TRANSACTIONS:
  Issued......................................      11,129         3,934        11,253        31,111        18,923        12,114
  Issued in connection with acquisition.......          --            --            --        11,748            --            --
  Issued in connection with conversion........          --            --            --            --        20,926            --
  Reinvested..................................          81           105           311           834           169           343
  Redeemed....................................      (2,708)       (3,338)      (15,866)      (23,593)       (9,913)       (6,607)
                                                  --------      --------     ---------     ---------      --------      --------
Change in shares..............................       8,502           701        (4,302)       20,100        30,105         5,850
                                                  ========      ========     =========     =========      ========      ========
  Undistributed (distributions in excess of)
    net investment income included in net
    assets:
  End of period...............................    $   (201)     $   (313)    $    (246)    $    (121)     $     69      $     94
                                                  ========      ========     =========     =========      ========      ========

------------

(a) Previously named the Government ARM Fund

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               (Amounts in Thousands)

                                                                                                              TREASURY & AGENCY
                                                        GOVERNMENT BOND FUND          INCOME BOND FUND              FUND
                                                      ------------------------    ------------------------    -----------------
                                                      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    JANUARY 20, 1997
                                                       JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,     THROUGH JUNE 30,
                                                         1997          1996          1997          1996            1997(a)
                                                      ----------    ----------    ----------    ----------    -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income............................   $  46,994     $  31,623     $  44,089     $  34,329         $   3,196
  Net realized gains (losses) from investment and
    futures transactions...........................        (894)       (2,769)         (280)       (1,361)              178
  Net change in unrealized appreciation
    (depreciation) from investments and futures....      10,875       (15,409)        6,049       (11,155)             (341)
                                                      ---------     ---------     ---------     ---------         ---------
Change in net assets resulting from operations.....      56,975        13,445        49,858        21,813             3,033
                                                      ---------     ---------     ---------     ---------         ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
  From net investment income.......................     (44,081)      (30,195)      (42,737)      (33,573)           (3,196)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.......................      (2,290)       (1,103)         (828)         (545)               --(b)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.......................        (623)         (324)         (524)         (211)               --(b)
                                                      ---------     ---------     ---------     ---------         ---------
Change in net assets from shareholder
  distributions....................................     (46,994)      (31,622)      (44,089)      (34,329)           (3,196)
                                                      ---------     ---------     ---------     ---------         ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......................     229,453       451,887       224,558       166,169             6,409
  Proceeds from shares issued in connection with
    acquisition....................................          --       301,865            --            --                --
  Proceeds from shares issued in connection with
    conversion.....................................          --            --       132,470            --           113,243
  Dividends reinvested.............................       3,881         8,081         4,757        13,106                --(b)
  Cost of shares redeemed..........................    (199,344)     (407,217)     (148,078)     (113,090)           (9,231)
                                                      ---------     ---------     ---------     ---------         ---------
Change in net assets from share transactions.......      33,990       354,616       213,707        66,185           110,421
                                                      ---------     ---------     ---------     ---------         ---------
Change in net assets...............................      43,971       336,439       219,476        53,669           110,258
NET ASSETS:
  Beginning of period..............................     726,908       390,469       536,476       482,807                --
                                                      ---------     ---------     ---------     ---------         ---------
  End of period....................................   $ 770,879     $ 726,908     $ 755,952     $ 536,476         $ 110,258
                                                      =========     =========     =========     =========         =========
SHARE TRANSACTIONS:
  Issued...........................................      23,794        45,897        23,912        17,425               644
  Issued in connection with acquisition............          --        30,887            --            --                --
  Issued in connection with conversion.............          --            --        14,063            --            11,324
  Reinvested.......................................         404           821           508         1,371                --(b)
  Redeemed.........................................     (20,680)      (41,383)      (15,750)      (11,865)             (927)
                                                      ---------     ---------     ---------     ---------         ---------
Change in shares...................................       3,518        36,222        22,733         6,931            11,041
                                                      =========     =========     =========     =========         =========
Undistributed (distributions in excess of)
  net investment income included in net assets:
  End of period....................................   $    (101)    $    (325)    $     288     $     396         $      --
                                                      =========     =========     =========     =========         =========

------------

(a) Period from commencement of operations.
(b) Dollar and share amounts are less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                       JUNE 30,1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Income Fund (previously named the Government ARM Fund), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund , and the Treasury & Agency Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The statements of changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for funds of The One Group only.

   The Funds investment objectives are as follows:

   FUND                              OBJECTIVE
   -----------------------------     -----------------------------------------------------------------
   Ultra Short-Term Income Fund      A high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

   Limited Volatility Bond Fund      Current income consistent with the preservation of capital through investment in high and medium-grade fixed-income
                                      securities.

   Intermediate Bond Fund            Current income consistent with the preservation of capital by investing in high and medium-grade fixed-income securities with intermediate maturities.

   Government Bond Fund              A high level of current income with liquidity and safety of principal.

   Income Bond Fund                  A high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt
                                      securities.

   Treasury & Agency Fund            A high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

       an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that Banc One Investment Advisors Corporation (the "Advisor") has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       WRITTEN OPTIONS

       The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

       FUTURES CONTRACTS

       The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

       INDEXED SECURITIES

       The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       MORTGAGE ROLLS

       The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

   SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1997, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                MARKET VALUE
                                                                 OF LOANED
                                                                 SECURITIES
                                                                ------------
Limited Volatility Bond Fund.................................     $112,080
Intermediate Bond Fund.......................................      129,598
Government Bond Fund.........................................       30,498
Income Bond Fund.............................................       86,176
Treasury & Agency Fund.......................................       16,979

The loaned securities were fully collateralized by cash, U.S. Government securities, and commercial paper as of June 30, 1997.

SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

EXPENSES

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

ORGANIZATION COSTS

Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active funds and not all funds can offer all classes of shares. As of June 30, 1997, no shareholders were in Class C or the Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1997 and 1996:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

                                                                              (Amounts in Thousands)

                                                     ULTRA SHORT-TERM           LIMITED VOLATILITY
                                                       INCOME FUND                  BOND FUND             INTERMEDIATE BOND FUND
                                                 ------------------------    ------------------------    ------------------------
                                                 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                    1997        1996(a)         1997          1996          1997          1996
                                                 ----------    ----------    ----------    ----------    ----------    ----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.................    $ 77,614      $ 35,008     $ 111,732     $ 196,323     $ 172,698      $102,645
  Proceeds from shares issued in connection
    with acquisition..........................          --            --            --       115,134            --            --
  Proceeds from shares issued in connection
    with conversion...........................          --            --            --            --       207,582            --
  Dividends reinvested........................         148           923         2,151         8,093           661         2,976
  Cost of shares redeemed.....................     (21,314)      (29,367)     (157,344)     (129,046)      (91,579)      (62,091)
                                                  --------      --------     ---------     ---------     ---------      --------
  Change in net assets from Fiduciary Share
    transactions..............................    $ 56,448      $  6,564     $ (43,461)    $ 190,504     $ 289,362      $ 43,530
                                                  ========      ========     =========     =========     =========      ========
CLASS A SHARES:
  Proceeds from shares issued.................    $ 29,729      $  2,666     $   5,026     $ 126,619     $   9,430      $ 12,374
  Proceeds from shares issued in connection
    with acquisition..........................          --            --            --         8,153            --            --
  Dividends reinvested........................         578            89           870           569           671           381
  Cost of shares redeemed.....................      (4,720)       (3,395)       (7,282)     (118,533)       (5,173)       (3,716)
                                                  --------      --------     ---------     ---------     ---------      --------
  Change in net assets from Class A Share
    transactions..............................    $ 25,587      $   (640)    $  (1,386)    $  16,808     $   4,928      $  9,039
                                                  ========      ========     =========     =========     =========      ========
CLASS B SHARES:
  Proceeds from shares issued.................    $  2,207      $  1,030     $     890     $   2,630     $   5,098      $  6,156
  Proceeds from shares issued in connection
    with acquisition..........................          --            --            --           386            --            --
  Dividends reinvested........................          64            16           230           135           332            80
  Cost of shares redeemed.....................        (607)          (55)       (1,152)         (704)       (1,420)         (333)
                                                  --------      --------     ---------     ---------     ---------      --------
  Change in net assets from Class B Share
    transactions..............................    $  1,664      $    991     $     (32)    $   2,447     $   4,010      $  5,903
                                                  ========      ========     =========     =========     =========      ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued......................................       7,886         3,560        10,686        19,600        17,457        10,266
  Issued in connection with acquisition.......          --            --            --        10,936            --            --
  Issued in connection with conversion........          --            --            --            --        20,926            --
  Reinvested..................................          15            94           206           768            67           296
  Redeemed....................................      (2,166)       (2,989)      (15,059)      (12,260)       (9,247)       (6,200)
                                                  --------      --------     ---------     ---------     ---------      --------
 Change in Fiduciary Shares..................        5,735           665        (4,167)       19,044        29,203         4,362
                                                  ========      ========     =========     =========     =========      ========
CLASS A SHARES:
  Issued......................................       3,018           269           482        11,297           951         1,231
  Issued in connection with acquisition.......          --            --            --           775            --            --
  Reinvested..................................          59            10            83            54            68            39
  Redeemed....................................        (480)         (344)         (697)      (11,265)         (522)         (373)
                                                  --------      --------     ---------     ---------     ---------      --------
  Change in Class A Shares....................       2,597           (65)         (132)          861           497           897
                                                  ========      ========     =========     =========     =========      ========
CLASS B SHARES:
  Issued......................................         225           105            85           215           515           617
  Issued in connection with acquisition.......          --            --            --            36            --            --
  Reinvested..................................           7             1            22            12            34             8
  Redeemed....................................         (62)           (5)         (110)          (68)         (144)          (34)
                                                  --------      --------     ---------     ---------     ---------      --------
  Change in Class B Shares....................         170           101            (3)          195           405           591
                                                  ========      ========     =========     =========     =========      ========

------------

(a) Previously named the Government ARM Fund.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

                                                                               (Amounts in Thousands)
                                                                                                            TREASURY & AGENCY
                                                        GOVERNMENT BOND FUND          INCOME BOND FUND              FUND
                                                      ------------------------    ------------------------    -----------------
                                                      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    JANUARY 20, 1997
                                                       JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,     THROUGH JUNE 30,
                                                         1997          1996          1997          1996            1997(a)
                                                      ----------    ----------    ----------    ----------    -----------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued......................   $ 217,351     $ 135,419     $ 210,985     $ 154,901         $   6,235
  Proceeds from shares issued in connection with
    acquisition....................................          --       273,384            --            --                --
  Proceeds from shares issued in connection with
    conversion.....................................          --            --       132,470            --           113,243
  Dividends reinvested.............................       1,826         7,234         3,766        12,601                --(b)
  Cost of shares redeemed..........................    (181,374)     (128,141)     (142,285)     (109,230)           (9,231)
                                                      ---------     ---------     ---------     ---------         ---------
  Change in net assets from Fiduciary Share
    transactions...................................   $  37,803     $ 287,896     $ 204,936     $  58,272         $ 110,247
                                                      =========     =========     =========     =========         =========
CLASS A SHARES:
  Proceeds from shares issued......................   $   9,184     $ 307,157     $   7,637     $   6,470         $      94
  Proceeds from shares issued in connection with
    acquisition....................................          --        26,507            --            --                --
  Dividends reinvested.............................       1,575           647           647           391                --(b)
  Cost of shares redeemed..........................     (15,371)     (278,122)       (4,192)       (3,302)               --
                                                      ---------     ---------     ---------     ---------         ---------
  Change in net assets from Class A Share
    transactions...................................   $  (4,612)    $  56,189     $   4,092     $   3,559         $      94
                                                      =========     =========     =========     =========         =========
CLASS B SHARES:
  Proceeds from shares issued......................   $   2,918     $   9,312     $   5,936     $   4,798         $      80
  Proceeds from shares issued in connection with
    acquisition....................................          --         1,973            --            --                --
  Dividends reinvested.............................         480           200           344           114                --(b)
  Cost of shares redeemed..........................      (2,599)         (954)       (1,601)         (558)               --(b)
                                                      ---------     ---------     ---------     ---------         ---------
  Change in net assets from Class B Share
    transactions...................................   $     799     $  10,531     $   4,679     $   4,354         $      80
                                                      =========     =========     =========     =========         =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued...........................................      22,536        16,246        22,470        16,245               627
  Issued in connection with acquisition............          --        27,974            --            --                --
  Issued in connection with conversion.............          --            --        14,063            --            11,324
  Reinvested.......................................         190           735           403         1,318                --(b)
  Redeemed.........................................     (18,817)      (12,833)      (15,133)      (11,460)             (927)
                                                      ---------     ---------     ---------     ---------         ---------
  Change in Fiduciary Shares.......................       3,909        32,122        21,803         6,103            11,024
                                                      =========     =========     =========     =========         =========
CLASS A SHARES:
  Issued...........................................         956        28,902           814           680                 9
  Issued in connection with acquisition............          --         2,711            --            --                --
  Reinvested.......................................         164            66            69            41                --(b)
  Redeemed.........................................      (1,593)      (28,451)         (448)         (347)               --
                                                      ---------     ---------     ---------     ---------         ---------
  Change in Class A Shares.........................        (473)        3,228           435           374                 9
                                                      =========     =========     =========     =========         =========
CLASS B SHARES:
  Issued...........................................         302           749           628           500                 8
  Issued in connection with acquisition............          --           202            --            --                --
  Reinvested.......................................          50            20            36            12                --(b)
  Redeemed.........................................        (270)          (99)         (169)          (58)               --(b)
                                                      ---------     ---------     ---------     ---------         ---------
  Change in Class B Shares.........................          82           872           495           454                 8
                                                      =========     =========     =========     =========         =========

------------

(a) Period from commencement of operations.
(b) Dollar and share amounts are less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Ultra Short-Term Income Fund; 0.45% of the Government Bond Fund; and 0.40% of the Treasury & Agency Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of Ultra Short-Term Income Fund, Limited Volatility Bond Fund and Treasury & Agency Fund and 0.90% of average daily net assets of Intermediate Bond Fund, Government Bond Fund and Income Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended June 30, 1997, the Distributor received $952,230 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor re-allowed $936,799 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended June 30, 1997, fees in the following amounts were waived (amounts in thousands):

                                                                                                  12B-1 FEES
                                                            INVESTMENT                              WAIVED
                                                           ADVISORY FEES    ADMINISTRATION    ------------------
                                                              WAIVED         FEES WAIVED      CLASS A    CLASS B
                                                           -------------    --------------    -------    -------
   Ultra Short-Term Income Fund.........................      $   343            $ 96           $13        $ 5
   Limited Volatility Bond Fund.........................        1,831              --            21         15
   Intermediate Bond Fund...............................        1,092              --            15          8
   Government Bond Fund.................................          195             220            37         11
   Income Bond Fund.....................................        1,291              --            12          9
   Treasury & Agency Fund...............................           99              68            --         --

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended June 30, 1997 were as follows (amounts in thousands):

                                                               U.S. GOVERNMENT
                                                                 SECURITIES            OTHER SECURITIES
                                                            ---------------------    ---------------------
                                                            PURCHASES     SALES      PURCHASES     SALES
                                                            ---------    --------    ---------    --------
   Ultra Short-Term Income Bond Fund.....................   $ 103,208    $ 55,715    $  32,312    $  7,013
   Limited Volatility Bond Fund..........................     236,987     337,634      149,624     100,204
   Intermediate Bond Fund................................     356,607     175,250      147,606      40,473
   Government Bond Fund..................................     461,056     424,490           --          --
   Income Bond Fund......................................     273,442     191,748      299,740     154,985
   Treasury & Agency Fund................................      60,025      63,239           --          --

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

7. REORGANIZATIONS:

   The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Short-Term Government Fund and the Paragon Intermediate-Term Bond Fund transferred their assets and liabilities to the Limited Volatility Bond Fund and the Government Bond Fund, respectively. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

                                                                                                 AFTER
                                                                    BEFORE REORGANIZATION   REORGANIZATION
                                                                  -----------------------  -----------------
                                                                   PARAGON
                                                                  SHORT-TERM     LIMITED        LIMITED
                                                                  GOVERNMENT    VOLATILITY     VOLATILITY
                                                                     FUND       BOND FUND      BOND FUND
                                                                  ----------    ---------    --------------
   Shares......................................................      12,208       39,898          51,646
   Net Assets..................................................    $123,673     $420,044        $543,717
   Net Asset Value:
     Fiduciary.................................................                 $  10.53        $  10.53
     Class A...................................................    $  10.13     $  10.52        $  10.52
     Class B...................................................    $  10.13     $  10.59        $  10.59
   Unrealized Appreciation (Depreciation)......................    $   (785)    $  4,397        $  3,612

                                                                                                  AFTER
                                                                   BEFORE REORGANIZATION       REORGANIZATION
                                                                ---------------------------    --------------
                                                                   PARAGON
                                                                INTERMEDIATE-
                                                                  TERM BOND      GOVERNMENT      GOVERNMENT
                                                                    FUND         BOND FUND       BOND FUND
                                                                -------------    ----------    --------------
   Shares....................................................        29,536         44,653          75,540
   Net Assets................................................     $ 301,865       $436,393        $738,258
   Net Asset Value:
     Fiduciary...............................................                     $   9.77        $   9.77
     Class A.................................................     $   10.22       $   9.78        $   9.78
     Class B.................................................     $   10.25       $   9.77        $   9.77
   Unrealized Appreciation...................................     $   2,883       $  5,934        $  8,817

   Additionally, the Limited Volatility Bond Fund and the Government Bond Fund had capital loss carryforwards from Paragon of approximately $1,106,000 and $3,757,000, respectively.

8. CONVERSION OF COMMON TRUST FUNDS:

   On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                     NET ASSET
                                                                                       VALUE
                                                             SHARES    NET ASSETS    PER SHARE      UNREALIZED
                                                             ISSUED    CONVERTED       ISSUED      APPRECIATION
                                                             ------    ----------    ----------    ------------
   Income Bond Fund.......................................   14,063     $132,470       $ 9.42         $4,511
   Intermediate Bond Fund.................................   20,926     $207,582       $ 9.92         $1,740
   Treasury & Agency Fund.................................   11,324     $113,243       $10.00         $1,909

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                            JUNE 30,1997

9. FEDERAL TAX INFORMATION (UNAUDITED):

   At June 30, 1997 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                                CAPITAL LOSS
                                                                             CARRYFORWARD (000)    EXPIRES
                                                                             ------------------    -------
   Ultra Short-Term Income Fund...........................................         $2,283            2003
   Ultra Short-Term Income Fund...........................................          1,065            2004
   Ultra Short-Term Income Fund...........................................            682            2005
   Limited Volatility Bond Fund...........................................            197            2000
   Limited Volatility Bond Fund...........................................            165            2001
   Limited Volatility Bond Fund...........................................            443            2002
   Limited Volatility Bond Fund...........................................          2,720            2003
   Limited Volatility Bond Fund...........................................          3,301            2004
   Limited Volatility Bond Fund...........................................            651            2005
   Intermediate Bond Fund.................................................            222            2000
   Intermediate Bond Fund.................................................            845            2001
   Intermediate Bond Fund.................................................          1,321            2002
   Intermediate Bond Fund.................................................          1,980            2003
   Intermediate Bond Fund.................................................            530            2005
   Government Bond Fund...................................................          2,565            2002
   Government Bond Fund...................................................         10,809            2003
   Government Bond Fund...................................................          5,314            2004
   Income Bond Fund.......................................................         50,654            2003
   Income Bond Fund.......................................................          1,963            2004

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1998 (amounts in thousands):

                                                                         POST-OCTOBER
                                                                     CAPITAL LOSSES (000)
                                                                     --------------------
   Ultra Short-Term Income Fund...................................          $   37
   Limited Volatility Bond Fund...................................           3,705
   Intermediate Bond Fund.........................................             384
   Government Bond Fund...........................................           2,425
   Income Bond Fund...............................................           2,089

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          ULTRA SHORT-TERM INCOME FUND
                                                             ------------------------------------------------------
                                                                                   FIDUCIARY
                                                             ------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                             ------------------------------------------------------
                                                               1997       1996       1995        1994      1993(a)
                                                             --------    -------    -------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................   $   9.79    $  9.84    $  9.85    $  10.03    $  10.00
                                                             --------    -------    -------    --------    --------
Investment Activities
  Net investment income...................................       0.62       0.62       0.55        0.36        0.17
  Net realized and unrealized gains (losses) from
    investments
    and futures...........................................       0.05      (0.07)     (0.05)      (0.15)       0.03
                                                             --------    -------    -------    --------    --------
    Total from Investment Activities......................       0.67       0.55       0.50        0.21        0.20
                                                             --------    -------    -------    --------    --------
Distributions
  Net investment income...................................      (0.59)     (0.60)     (0.48)      (0.37)      (0.17)
  In excess of net investment income......................         --         --      (0.03)      (0.02)         --
                                                             --------    -------    -------    --------    --------
    Total Distributions...................................      (0.59)     (0.60)     (0.51)      (0.39)      (0.17)
                                                             --------    -------    -------    --------    --------
NET ASSET VALUE,
  END OF PERIOD...........................................   $   9.87    $  9.79    $  9.84    $   9.85    $  10.03
                                                             ========    =======    =======    ========    ========
Total Return..............................................       7.14%      5.71%      5.14%       2.16%       4.93%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................   $114,413    $57,276    $51,050    $139,593    $154,413
  Ratio of expenses to average net assets.................       0.35%      0.45%      0.61%       0.65%       0.58%(b)
  Ratio of net investment income to average net assets....       6.02%      6.20%      5.18%       3.70%       4.71%(b)
  Ratio of expenses to average net assets*................       0.81%      1.06%      1.01%       0.81%       1.03%(b)
  Ratio of net investment income to average net assets*...       5.56%      5.59%      4.78%       3.54%       4.26%(b)
  Portfolio Turnover (c)..................................      70.36%     67.65%      2.91%     242.20%     109.96%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on February 2, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             ULTRA SHORT-TERM INCOME FUND
                                                                  --------------------------------------------------
                                                                                       CLASS A
                                                                  --------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                                  --------------------------------------------------
                                                                   1997       1996      1995      1994      1993(a)
                                                                  -------    ------    ------    -------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................   $  9.78    $ 9.83    $ 9.84    $ 10.03     $10.00
                                                                  -------    ------    ------    -------    -------
Investment Activities
  Net investment income........................................      0.58      0.58      0.52       0.36       0.14
  Net realized and unrealized gains (losses) from investments
    and futures................................................      0.09     (0.06)    (0.06)     (0.17)      0.03
                                                                  -------    ------    ------    -------    -------
    Total from Investment Activities...........................      0.67      0.52      0.46       0.19       0.17
                                                                  -------    ------    ------    -------    -------
Distributions
  Net investment income........................................     (0.58)    (0.57)    (0.46)     (0.34)     (0.14)
  In excess of net investment income...........................        --        --     (0.01)     (0.04)        --
                                                                  -------    ------    ------    -------    -------
    Total Distributions........................................     (0.58)    (0.57)    (0.47)     (0.38)     (0.14)
                                                                  -------    ------    ------    -------    -------
NET ASSET VALUE,
  END OF PERIOD................................................   $  9.87    $ 9.78    $ 9.83    $  9.84     $10.03
                                                                  -------    ------    ------    -------     ------
Total Return (Excludes Sales Charge)...........................      7.00%     5.42%     4.84%      1.95%      4.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................   $29,643    $3,969    $4,631    $19,053     $3,106
  Ratio of expenses to average net assets......................      0.61%     0.70%     0.86%      0.89%      0.81%(b)
  Ratio of net investment income to average net assets.........      5.78%     5.95%     4.88%      3.54%      4.47%(b)
  Ratio of expenses to average net asset*......................      1.17%     1.41%     1.36%      1.14%      1.34%(b)
  Ratio of net investment income to average net asset*.........      5.22%     5.24%     4.38%      3.29%      3.95%(b)
  Portfolio Turnover (c).......................................     70.36%    67.65%     2.91%    242.20%    109.96%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on March 10, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  ULTRA SHORT-TERM INCOME FUND
                                                                             --------------------------------------
                                                                                            CLASS B
                                                                             --------------------------------------
                                                                                      YEARS ENDED JUNE 30,
                                                                             --------------------------------------
                                                                              1997      1996      1995     1994(a)
                                                                             ------    ------    ------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................................   $ 9.76    $ 9.84    $ 9.86    $  9.98
                                                                             ------    ------    ------    -------
Investment Activities
  Net investment income...................................................     0.54      0.52      0.47       0.12
  Net realized and unrealized gains (losses) from investments and
    futures...............................................................     0.05     (0.07)    (0.04)     (0.11)
                                                                             ------    ------    ------    -------
    Total from Investment Activities......................................     0.59      0.45      0.43       0.01
                                                                             ------    ------    ------    -------
Distributions
  Net investment income...................................................    (0.54)    (0.53)    (0.45)     (0.12)
  In excess of net investment income......................................       --        --        --      (0.01)
                                                                             ------    ------    ------    -------
    Total Distributions...................................................    (0.54)    (0.53)    (0.45)     (0.13)
                                                                             ------    ------    ------    -------
NET ASSET VALUE,
  END OF PERIOD...........................................................   $ 9.81    $ 9.76    $ 9.84    $  9.86
                                                                             ======    ======    ======    =======
Total Return (Excludes Sales Charge)......................................     6.22%     4.63%     4.77%     (0.09)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................   $2,818    $1,144    $  160    $    15
  Ratio of expenses to average net assets.................................     1.07%     1.20%     1.31%      1.41% (c)
  Ratio of net investment income to average net assets....................     5.18%     5.45%     4.91%      3.49% (c)
  Ratio of expenses to average net assets*................................     1.81%     2.06%     1.96%      1.83% (c)
  Ratio of net investment income to average net assets*...................     4.44%     4.59%     4.26%      3.07% (c)
  Portfolio Turnover (d)..................................................    70.36%    67.65%     2.91%    242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         LIMITED VOLATILITY BOND FUND
                                                           --------------------------------------------------------
                                                                                  FIDUCIARY
                                                           --------------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                           --------------------------------------------------------
                                                             1997        1996        1995        1994        1993
                                                           --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................   $  10.42    $  10.53    $  10.33    $  10.87    $  10.72
                                                           --------    --------    --------    --------    --------
Investment Activities
  Net investment income.................................       0.63        0.64        0.60        0.54        0.61
  Net realized and unrealized gains (losses) from
    investments
    and futures.........................................       0.05       (0.11)       0.19       (0.45)       0.25
                                                           --------    --------    --------    --------    --------
    Total from Investment Activities....................       0.68        0.53        0.79        0.09        0.86
                                                           --------    --------    --------    --------    --------
Distributions
  Net investment income.................................      (0.63)      (0.64)      (0.59)      (0.55)      (0.62)
  In excess of net investment income....................         --          --          --       (0.02)         --
  Net realized gains....................................         --          --          --       (0.06)      (0.09)
                                                           --------    --------    --------    --------    --------
    Total Distributions.................................      (0.63)      (0.64)      (0.59)      (0.63)      (0.71)
                                                           --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD.........................................   $  10.47    $  10.42    $  10.53    $  10.33    $  10.87
                                                           ========    ========    ========    ========    ========
Total Return............................................       6.75%       5.13%       7.96%       0.79%       8.27%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................   $563,979    $604,916    $410,746    $447,394    $397,820
  Ratio of expenses to average net assets...............       0.51%       0.51%       0.52%       0.50%       0.56%
  Ratio of net investment income to average net
    assets..............................................       6.06%       6.06%       5.82%       5.10%       5.70%
  Ratio of expenses to average net assets*..............       0.81%       0.82%       0.85%       0.85%       0.90%
  Ratio of net investment income to average net
    assets*.............................................       5.76%       5.75%       5.49%       4.75%       5.36%
  Portfolio Turnover (a)................................      66.61%      75.20%      76.43%      30.61%      40.28%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           LIMITED VOLATILITY BOND FUND
                                                                ---------------------------------------------------
                                                                                      CLASS A
                                                                ---------------------------------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                ---------------------------------------------------
                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $ 10.41    $ 10.52    $ 10.32    $ 10.87    $ 10.72
                                                                -------    -------    -------    -------    -------
Investment Activities
  Net investment income......................................      0.61       0.63       0.56       0.52       0.59
  Net realized and unrealized gains (losses) from investments
    and futures..............................................      0.05      (0.13)      0.21      (0.46)      0.24
                                                                -------    -------    -------    -------    -------
    Total from Investment Activities.........................      0.66       0.50       0.77       0.06       0.83
                                                                -------    -------    -------    -------    -------
Distributions
  Net investment income......................................     (0.61)     (0.61)     (0.56)     (0.51)     (0.59)
  In excess of net investment income.........................        --         --      (0.01)     (0.04)        --
  Net realized gains.........................................        --         --         --      (0.06)     (0.09)
                                                                -------    -------    -------    -------    -------
    Total Distributions......................................     (0.61)     (0.61)     (0.57)     (0.61)     (0.68)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $ 10.46    $ 10.41    $ 10.52    $ 10.32    $ 10.87
                                                                =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge).........................      6.47%      4.86%      7.67%      0.49%      8.04%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $20,055    $21,343    $12,516    $15,216    $15,719
  Ratio of expenses to average net assets....................      0.76%      0.76%      0.77%      0.75%      0.76%
  Ratio of net investment income to average net assets.......      5.81%      5.81%      5.57%      4.92%      5.35%
  Ratio of expenses to average net assets*...................      1.16%      1.17%      1.20%      1.20%      1.27%
  Ratio of net investment income to average net assets*......      5.41%      5.40%      5.14%      4.47%      4.84%
  Portfolio Turnover (a).....................................     66.61%     75.20%     76.43%     30.61%     40.28%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  LIMITED VOLATILITY BOND FUND
                                                                             --------------------------------------
                                                                                            CLASS B
                                                                             --------------------------------------
                                                                                      YEARS ENDED JUNE 30,
                                                                             --------------------------------------
                                                                              1997      1996      1995     1994(a)
                                                                             ------    ------    ------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................................   $10.49    $10.60    $10.40     $10.78
                                                                             ------    ------    ------     ------
Investment Activities
  Net investment income...................................................     0.55      0.55      0.53       0.17
  Net realized and unrealized gains (losses) from investments and
    futures...............................................................     0.04     (0.10)     0.19      (0.37)
                                                                             ------    ------    ------     ------
    Total from Investment Activities......................................     0.59      0.45      0.72      (0.20)
                                                                             ------    ------    ------     ------
Distributions
  Net investment income...................................................    (0.55)    (0.56)    (0.52)     (0.15)
  In excess of net realized gains.........................................       --        --        --      (0.03)
                                                                             ------    ------    ------     ------
    Total Distributions...................................................    (0.55)    (0.56)    (0.52)     (0.18)
                                                                             ------    ------    ------     ------
NET ASSET VALUE,
  END OF PERIOD...........................................................   $10.53    $10.49    $10.60     $10.40
                                                                             ======    ======    ======     ======
Total Return (Excludes Sales Charge)......................................     5.74%     4.28%     7.18%     (1.81)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................   $4,920    $4,923    $2,906     $1,974
  Ratio of expenses to average net assets.................................     1.20%     1.26%     1.28%      1.26%(c)
  Ratio of net investment income to average net assets....................     5.21%     5.31%     5.10%      4.39%(c)
  Ratio of expenses to average net assets*................................     1.81%     1.82%     1.86%      1.86%(c)
  Ratio of net investment income to average net assets*...................     4.60%     4.75%     4.52%      3.79%(c)
  Portfolio Turnover (d)..................................................    66.61%    75.20%    76.43%     30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INTERMEDIATE BOND FUND
                                                             ------------------------------------------------------
                                                                                   FIDUCIARY
                                                             ------------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                             ------------------------------------------------------
                                                               1997        1996        1995       1994       1993
                                                             --------    --------    --------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................   $   9.84    $  10.01    $   9.72    $ 10.51    $ 10.09
                                                             --------    --------    --------    -------    -------
Investment Activities
  Net investment income...................................       0.65        0.66        0.66       0.60       0.63
  Net realized and unrealized gains (losses) from
    investments
    and futures...........................................       0.08       (0.17)       0.29      (0.67)      0.42
                                                             --------    --------    --------    -------    -------
    Total from Investment Activities......................       0.73        0.49        0.95      (0.07)      1.05
                                                             --------    --------    --------    -------    -------
Distributions
  Net investment income...................................      (0.65)      (0.66)      (0.66)     (0.60)     (0.63)
  In excess of net investment income......................         --          --          --      (0.02)        --
  Net realized gains......................................         --          --          --      (0.10)        --
                                                             --------    --------    --------    -------    -------
    Total Distributions...................................      (0.65)      (0.66)      (0.66)     (0.72)     (0.63)
                                                             --------    --------    --------    -------    -------
NET ASSET VALUE,
  END OF PERIOD...........................................   $   9.92    $   9.84    $  10.01    $  9.72    $ 10.51
                                                             ========    ========    ========    =======    =======
Total Return..............................................       7.68%       4.95%      10.15%     (0.74)%    10.67%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................   $522,423    $230,812    $191,216    $98,483    $44,252
  Ratio of expenses to average net assets.................       0.54%       0.54%       0.56%      0.32%      0.39%
  Ratio of net investment income to average net assets....       6.63%       6.56%       6.88%      6.04%      6.14%
  Ratio of expenses to average net assets*................       0.81%       0.87%       0.99%      0.87%      1.17%
  Ratio of net investment income to average net assets*...       6.36%       6.23%       6.45%      5.49%      5.36%
  Portfolio Turnover (a)..................................      55.91%     101.06%      99.71%     85.62%     21.51%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       INTERMEDIATE BOND FUND
                                                                                   ------------------------------
                                                                                              CLASS A
                                                                                   ------------------------------
                                                                                        YEARS ENDED JUNE 30,
                                                                                   ------------------------------
                                                                                    1997       1996      1995(a)
                                                                                   -------    -------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................................   $  9.87    $ 10.04     $ 9.45
                                                                                   -------    -------     ------
Investment Activities
  Net investment income.........................................................      0.63       0.64       0.37
  Net realized and unrealized gains (losses) from investments and futures.......      0.08      (0.17)      0.59
                                                                                   -------    -------     ------
    Total from Investment Activities............................................      0.71       0.47       0.96
                                                                                   -------    -------     ------
Distributions
  Net investment income.........................................................     (0.63)     (0.64)     (0.37)
                                                                                   -------    -------     ------
    Total Distributions.........................................................     (0.63)     (0.64)     (0.37)
                                                                                   -------    -------     ------
NET ASSET VALUE,
  END OF PERIOD.................................................................   $  9.95    $  9.87     $10.04
                                                                                   =======    =======     ======
Total Return (Excludes Sales Charge)............................................      7.40%      4.77%     10.29%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................................   $18,763    $13,706     $4,941
  Ratio of expenses to average net assets.......................................      0.78%      0.79%      0.83%(c)
  Ratio of net investment income to average net assets..........................      6.35%      6.31%      6.64%(c)
  Ratio of expenses to average net assets*......................................      1.16%      1.22%      1.66%(c)
  Ratio of net investment income to average net assets*.........................      5.97%      5.88%      5.81%(c)
  Portfolio Turnover (d)........................................................     55.91%    101.06%     99.71

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced operations November 30, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                       INTERMEDIATE BOND FUND
                                                                                   ------------------------------
                                                                                              CLASS B
                                                                                   ------------------------------
                                                                                        YEARS ENDED JUNE 30,
                                                                                   ------------------------------
                                                                                    1997       1996      1995(a)
                                                                                   -------    -------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................................   $  9.83    $ 10.01     $ 9.45
                                                                                   -------    -------     ------
Investment Activities
  Net investment income.........................................................      0.56       0.58       0.23
  Net realized and unrealized gains (losses) from investments and futures.......      0.09      (0.18)      0.56
                                                                                   -------    -------     ------
    Total from Investment Activities............................................      0.65       0.40       0.79
                                                                                   -------    -------     ------
Distributions
  Net investment income.........................................................     (0.56)     (0.58)     (0.23)
                                                                                   -------    -------     ------
    Total Distributions.........................................................     (0.56)     (0.58)     (0.23)
                                                                                   -------    -------     ------
NET ASSET VALUE,
  END OF PERIOD.................................................................   $  9.92    $  9.83     $10.01
                                                                                   =======    =======     ======
Total Return (Excludes Sales Charge)............................................      6.83%      4.10%      8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................................   $10,152    $ 6,077     $  266
  Ratio of expenses to average net assets.......................................      1.44%      1.44%      1.51%(c)
  Ratio of net investment income to average net assets..........................      5.71%      5.66%      6.15%(c)
  Ratio of expenses to average net assets*......................................      1.81%      1.87%      2.34%(c)
  Ratio of net investment income to average net assets*.........................      5.34%      5.23%      5.31%(c)
  Portfolio Turnover (d)........................................................     55.91%    101.06%     99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on November 30, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             GOVERNMENT BOND FUND
                                                            -------------------------------------------------------
                                                                                   FIDUCIARY
                                                            -------------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                            -------------------------------------------------------
                                                              1997        1996        1995        1994      1993(a)
                                                            --------    --------    --------    --------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................   $   9.56    $   9.81    $   9.35    $  10.15    $ 10.00
                                                            --------    --------    --------    --------    -------
Investment Activities
  Net investment income..................................       0.62        0.62        0.62        0.51       0.20
  Net realized and unrealized gains (losses) from
    investments and futures..............................       0.13       (0.25)       0.46       (0.77)      0.15
                                                            --------    --------    --------    --------    -------
    Total from Investment Activities.....................       0.75        0.37        1.08       (0.26)      0.35
                                                            --------    --------    --------    --------    -------
Distributions
  Net investment income..................................      (0.62)      (0.62)      (0.61)      (0.50)     (0.20)
  In excess of net investment income.....................         --          --       (0.01)      (0.02)        --
  In excess of net realized gains........................         --          --          --       (0.02)        --
                                                            --------    --------    --------    --------    -------
    Total Distributions..................................      (0.62)      (0.62)      (0.62)      (0.54)     (0.20)
                                                            --------    --------    --------    --------    -------
NET ASSET VALUE,
  END OF PERIOD..........................................   $   9.69    $   9.56    $   9.81    $   9.35    $ 10.15
                                                            ========    ========    ========    ========    =======
Total Return.............................................       8.10%       3.81%      12.04%      (2.73)%     9.03%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................   $724,423    $677,326    $379,826    $209,692    $52,152
  Ratio of expenses to average net assets................       0.62%       0.68%       0.71%       0.68%      0.69%(b)
  Ratio of net investment income to average net assets...       6.45%       6.34%       6.65%       5.13%      5.43%(b)
  Ratio of expenses to average net assets*...............       0.68%       0.69%       0.73%       0.71%      1.05%(b)
  Ratio of net investment income to average net
    assets*..............................................       6.39%       6.33%       6.63%       5.10%      5.07%(b)
  Portfolio Turnover (c).................................      60.53%      62.70%     106.14%     377.78%    139.24%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on February 8, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               GOVERNMENT BOND FUND
                                                                ---------------------------------------------------
                                                                                      CLASS A
                                                                ---------------------------------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                ---------------------------------------------------
                                                                 1997       1996       1995       1994      1993(a)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $  9.56    $  9.81    $  9.35    $ 10.17    $ 10.22
                                                                -------    -------    -------    -------    -------
Investment Activities
  Net investment income......................................      0.60       0.60       0.61       0.48       0.17
  Net realized and unrealized gains (losses) from investments
    and futures..............................................      0.13      (0.25)      0.45      (0.79)     (0.05)
                                                                -------    -------    -------    -------    -------
    Total from Investment Activities.........................      0.73       0.35       1.06      (0.31)      0.12
                                                                -------    -------    -------    -------    -------
Distributions
  Net investment income......................................     (0.60)     (0.60)     (0.59)     (0.47)     (0.17)
  In excess of net investment income.........................        --         --      (0.01)     (0.02)        --
  In excess of net realized gains............................        --         --         --      (0.02)        --
                                                                -------    -------    -------    -------    -------
    Total Distributions......................................     (0.60)     (0.60)     (0.60)     (0.51)     (0.17)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $  9.69    $  9.56    $  9.81    $  9.35    $ 10.17
                                                                =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge).........................      7.83%      3.58%     11.84%     (3.16)%     5.35%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $34,727    $38,800    $ 8,130    $ 1,690    $   840
  Ratio of expenses to average net assets....................      0.87%      0.93%      0.97%      0.92%      0.95%(b)
  Ratio of net investment income to average net assets.......      6.20%      6.09%      6.46%      4.84%      5.56%(b)
  Ratio of expenses to average net assets*...................      1.03%      1.04%      1.09%      1.05%      1.44%(b)
  Ratio of net investment income to average net assets*......      6.04%      5.98%      6.34%      4.71%      5.07%(b)
  Portfolio Turnover (c).....................................     60.53%     62.70%    106.14%    377.78%    139.24%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced offering on March 6, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    GOVERNMENT BOND FUND
                                                                          ----------------------------------------
                                                                                          CLASS B
                                                                          ----------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                          ----------------------------------------
                                                                           1997       1996       1995      1994(a)
                                                                          -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................................   $  9.56    $  9.81    $  9.35    $ 10.04
                                                                          -------    -------    -------    -------
Investment Activities
  Net investment income................................................      0.54       0.54       0.55       0.18
  Net realized and unrealized gains (losses) from investments and
    futures............................................................      0.13      (0.25)      0.46      (0.69)
                                                                          -------    -------    -------    -------
    Total from Investment Activities...................................      0.67       0.29       1.01      (0.51)
                                                                          -------    -------    -------    -------
Distributions
  Net investment income................................................     (0.54)     (0.54)     (0.55)     (0.16)
  In excess of net investment income...................................        --         --         --      (0.02)
                                                                          -------    -------    -------    -------
    Total Distributions................................................     (0.54)     (0.54)     (0.55)     (0.18)
                                                                          -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD........................................................   $  9.69    $  9.56    $  9.81    $  9.35
                                                                          =======    =======    =======    =======
Total Return (Excludes Sales Charge)...................................      7.14%      2.95%     11.20%     (4.99)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................................   $11,729    $10,782    $ 2,513    $   656
  Ratio of expenses to average net assets..............................      1.52%      1.58%      1.62%      1.52%(c)
  Ratio of net investment income to average net assets.................      5.55%      5.44%      5.76%      4.60%(c)
  Ratio of expenses to average net assets*.............................      1.68%      1.69%      1.74%      1.63%(c)
  Ratio of net investment income to average net assets*................      5.39%      5.33%      5.64%      4.49%(c)
  Portfolio Turnover (d)...............................................     60.53%     62.70%    106.14%    377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               INCOME BOND FUND
                                                           --------------------------------------------------------
                                                                                  FIDUCIARY
                                                           --------------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                           --------------------------------------------------------
                                                             1997        1996        1995        1994        1993
                                                           --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................   $   9.33    $   9.54    $   9.23    $  10.43    $  10.18
                                                           --------    --------    --------    --------    --------
Investment Activities
  Net investment income.................................       0.64        0.65        0.64        0.54        0.66
  Net realized and unrealized gains (losses) from
    investments and futures.............................       0.09       (0.21)       0.35       (0.74)       0.38
                                                           --------    --------    --------    --------    --------
    Total from Investment Activities....................       0.73        0.44        0.99       (0.20)       1.04
                                                           --------    --------    --------    --------    --------
Distributions
  Net investment income.................................      (0.64)      (0.65)      (0.64)      (0.57)      (0.66)
  Net realized gains....................................         --          --       (0.04)      (0.43)      (0.13)
                                                           --------    --------    --------    --------    --------
    Total Distributions.................................      (0.64)      (0.65)      (0.68)      (1.00)      (0.79)
                                                           --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD.........................................   $   9.42    $   9.33    $   9.54    $   9.23    $  10.43
                                                           ========    ========    ========    ========    ========
Total Return............................................       8.10%       4.62%      11.29%      (2.54)%     10.62%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................   $730,754    $520,239    $474,124    $560,071    $483,291
  Ratio of expenses to average net assets...............       0.60%       0.59%       0.59%       0.53%       0.56%
  Ratio of net investment income to average net
    assets..............................................       6.85%       6.76%       6.94%       5.35%       6.44%
  Ratio of expenses to average net assets*..............       0.80%       0.81%       0.86%       0.85%       0.90%
  Ratio of net investment income to average net
    assets*.............................................       6.65%       6.54%       6.67%       5.03%       6.10%
  Portfolio Turnover (a)................................      55.18%      95.52%     262.25%     131.04%     143.52%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 INCOME BOND FUND
                                                                ---------------------------------------------------
                                                                                      CLASS A
                                                                ---------------------------------------------------
                                                                               YEARS ENDED JUNE 30,
                                                                ---------------------------------------------------
                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $  9.32    $  9.54    $  9.22    $ 10.43    $ 10.16
                                                                -------    -------    -------    -------    -------
Investment Activities
  Net investment income......................................      0.62       0.63       0.61       0.52       0.63
  Net realized and unrealized gains (losses) from investments
    and futures..............................................      0.09      (0.23)      0.36      (0.75)      0.41
                                                                -------    -------    -------    -------    -------
    Total from Investment Activities.........................      0.71       0.40       0.97      (0.23)      1.04
                                                                -------    -------    -------    -------    -------
Distributions
  Net investment income......................................     (0.62)     (0.62)     (0.60)     (0.55)     (0.64)
  In excess of net investment income.........................        --         --      (0.01)        --         --
  Net realized gains.........................................        --         --      (0.04)     (0.43)     (0.13)
                                                                -------    -------    -------    -------    -------
    Total Distributions......................................     (0.62)     (0.62)     (0.65)     (0.98)     (0.77)
                                                                -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $  9.41    $  9.32    $  9.54    $  9.22    $ 10.43
                                                                =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge).........................      7.85%      4.26%     10.90%     (2.33)%    10.58%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $14,325    $10,127    $ 6,796    $ 5,347    $ 7,064
  Ratio of expenses to average net assets....................      0.85%      0.84%      1.01%      0.78%      0.77%
  Ratio of net investment income to average net assets.......      6.59%      6.51%      6.57%      5.25%      6.12%
  Ratio of expenses to average net assets*...................      1.15%      1.16%      1.38%      1.20%      1.26%
  Ratio of net investment income to average net assets*......      6.29%      6.19%      6.20%      4.83%      5.63%
  Portfolio Turnover (a).....................................     55.18%     95.52%    262.25%    131.04%    143.52%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      INCOME BOND FUND
                                                                           ---------------------------------------
                                                                                           CLASS B
                                                                           ---------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                           ---------------------------------------
                                                                            1997       1996      1995      1994(a)
                                                                           -------    ------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................................   $  9.40    $ 9.62    $  9.29    $  9.97
                                                                           -------    ------    -------    -------
Investment Activities
  Net investment income.................................................      0.56      0.56       0.56       0.17
  Net realized and unrealized gains (losses) from investments and
    futures.............................................................      0.09     (0.21)      0.38      (0.70)
                                                                           -------    ------    -------    -------
    Total from Investment Activities....................................      0.65      0.35       0.94      (0.53)
                                                                           -------    ------    -------    -------
Distributions
  Net investment income.................................................     (0.56)    (0.57)     (0.57)     (0.15)
  Net realized gains....................................................        --        --      (0.04)        --
                                                                           -------    ------    -------    -------
    Total Distributions.................................................     (0.56)    (0.57)     (0.61)     (0.15)
                                                                           -------    ------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.........................................................   $  9.49    $ 9.40    $  9.62    $  9.29
                                                                           =======    ======    =======    =======
Total Return (Excludes Sales Charge)....................................      7.15%     3.65%     10.63%     (5.29)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................................   $10,873    $6,110    $ 1,887    $   723
  Ratio of expenses to average net assets...............................      1.50%     1.49%      1.49%      1.45%(c)
  Ratio of net investment income to average net assets..................      5.95%     5.86%      6.16%      5.20%(c)
  Ratio of expenses to average net assets*..............................      1.80%     1.81%      1.86%      1.84%(c)
  Ratio of net investment income to average net assets*.................      5.65%     5.54%      5.80%      4.81%(c)
  Portfolio Turnover (d)................................................     55.18%    95.52%    262.25%    131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 17, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               TREASURY & AGENCY FUND
                                                              --------------------------------------------------------
                                                                 FIDUCIARY            CLASS A             CLASS B
                                                              ----------------    ----------------    ----------------
                                                              JANUARY 20, 1997    JANUARY 20, 1997    JANUARY 20, 1997
                                                                  THROUGH             THROUGH             THROUGH
                                                                  JUNE 30,            JUNE 30,            JUNE 30,
                                                                  1997 (a)            1997 (a)            1997 (a)
                                                              ----------------    ----------------    ----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................       $  10.00             $10.00              $10.00
                                                                  --------             ------              ------
Investment Activities
  Net investment income....................................           0.28               0.29                0.26
  Net realized and unrealized gains (losses) from
    investments and futures................................          (0.01)             (0.02)              (0.01)
                                                                  --------             ------              ------
    Total from Investment Activities.......................           0.27               0.27                0.25
                                                                  --------             ------              ------
Distributions
  Net investment income....................................          (0.28)             (0.29)              (0.26)
                                                                  --------             ------              ------
NET ASSET VALUE,
  END OF PERIOD............................................       $   9.99             $ 9.98              $ 9.99
                                                                  ========             ======              ======
Total Return (Excludes Sales Charge) (b)...................           2.78%              2.78%               2.58%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................       $110,084             $   94              $   80
  Ratio of expenses to average net assets (c)..............           0.45%              0.71%               1.23%
  Ratio of net investment income to average net assets
    (c)....................................................           6.44%              6.47%               6.30%
  Ratio of expenses to average net assets* (c).............           0.78%              1.15%               1.81%
  Ratio of net investment income to average net assets*
    (c)....................................................           6.11%              6.03%               5.72%
  Portfolio Turnover (d)...................................          54.44%             54.44%              54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Ultra Short-Term Income Fund (formally the Government ARM Fund), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund and the Treasury & Agency Fund (six series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

The financial highlights for the year ended June 30, 1993 for the Intermediate Bond Fund were audited by other auditors whose report dated August 25, 1993 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph present fairly, in all material respects, the financial position of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund and the Treasury & Agency Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS (99.8%):
Alabama (0.1%):
 $   500     Docks Department, Facilities
               Revenue, 7.30%, 10/1/01, Callable
               10/1/98 @102, BIG.................   $    528
                                                    --------
                                   Alaska (0.2%):
   1,000     Anchorage, GO, 6.00%, 10/1/10,
               FGIC..............................      1,081
                                                    --------
Arizona (2.7%):
   1,000     Educational Loan Marketing Corp.,
               AMT, 7.30%, 9/1/03, Callable
               9/1/99 @102, MBIA.................      1,054
   1,000     Educational Loan Marketing Corp.,
               AMT, 7.35%, 9/1/04, Callable
               9/1/99 @102, MBIA.................      1,054
     775     Educational Loan Marketing Corp.,
               AMT, 7.38%, 9/1/05, Callable
               9/1/99 @102, MBIA.................        815
   1,105     Maricopa County Development
               Authority, Multifamily Housing,
               5.65%, 1/1/09, Callableb 1/1/07
               @101..............................      1,112
   1,280     Maricopa County Development
               Authority, Multifamily Housing,
               6.05%, 7/1/17, Callable 1/1/07
               @101..............................      1,288
   1,000     Northern Arizona University, 6.50%,
               6/1/10, FGIC......................      1,137
     700     Phoenix Industrial Development
               Authority, 6.00%, 12/1/10,
               Callable 12/1/03 @102.............        705
   2,835     Phoenix Airport Revenue, AMT, Series
               D, 6.00%, 7/1/06, MBIA............      3,055
   2,060     Pima County, Arizona Industrial
               Development Authority, 5.45%,
               4/1/10, Callable 4/1/07 @102,
               MBIA..............................      2,096
                                                    --------
                                                      12,316
                                                    --------
Arkansas (0.7%):
   1,195     Sebastian County, Community Junior
               College, 5.30%, 4/1/09, Callable
               4/1/07 @101, AMBAC................      1,209
   1,060     Sebastian County, Community Junior
               College, 5.35%, 4/1/10, Callable
               4/1/07 @101, AMBAC................      1,068
   1,000     State Capital Appreciation, Series
               97A, 0.00%, 6/1/14................        392
     585     State Development Authority, Single
               Family Mortgage Revenue, Series G,
               5.50%, 1/1/10.....................        596
                                                    --------
                                                       3,265
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
California (5.6%):
 $ 2,000     ABAG Finance Authority for Nonprofit
               Corp., Multi-Family Housing
               Revenue, AMT, 5.70%, 11/1/26,
               Callable 11/1/06 @100.............   $  2,060
   1,945     ABAG Finance Authority, Multi-Family
               Housing Revenue, AMT, 6.75%,
               4/20/07, GNMA.....................      2,115
     500     Castaic Lake Water Agency,
               Certificates Partnership, Water
               System Improvement Project, 7.00%,
               8/1/04, Callable 8/1/00 @102,
               MBIA..............................        550
   1,000     Escondido Multifamily Housing,
               Series 97B, 5.40%, 1/1/27,
               Mandatory Put 7/1/07 @100.........      1,013
   1,250     Housing Finance Agency Revenue, AMT,
               Series G, 5.70%, 8/1/07, Callable
               8/1/05 @102, MBIA.................      1,290
     290     Housing Finance Agency Revenue, Home
               Mortgage, Series F, 7.00%, 8/1/02,
               Callable 2/1/00 @102..............        303
   1,750     Riverside County, CA, 5.75%,
               6/1/09............................      1,871
   3,000     Sacramento Municipal Utility
               District, 5.40%, 11/15/06,
               Callable 11/15/03 @102, FSA.......      3,087
   1,000     San Francisco City & County
               Airports, Common International
               Airport Revenue, 6.30%, 5/1/11,
               Callable 5/1/02 @102, AMBAC.......      1,075
   5,000     San Francisco City & County
               Utilities, 5.00%, 11/1/17,
               Callable 11/1/06 @101.5...........      4,758
   1,000     Southern Public Power Authority,
               Transmission Project, Revenue,
               0.00%, 7/1/15, MBIA...............        369
   1,000     State, 7.00%, 10/1/07...............      1,180
   5,975     State Public Works, Department of
               Corrections, Bridge Lease, 5.50%,
               1/1/14, Callable 1/1/06 @102,
               AMBAC.............................      6,025
                                                    --------
                                                      25,696
                                                    --------
Colorado (10.7%):
   3,290     Arapahoe County, Capital
               Improvements, Project E-470,
               0.00%, 8/31/03....................      2,412
   1,135     Arapahoe County, School District #
               001 Englewood, 0.00%, 11/1/09.....        600
   1,580     Boulder County, Revenue, NCAR
               Project, 6.90%, 12/1/07, Callable
               12/1/01 @101......................      1,729

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000     Denver City & County, Airport
               Revenue, AMT, 6.75%, 11/15/13,
               Callable 11/15/02 @102, MBIA......   $  1,086
   2,000     Denver City & County, Airport
               Revenue, Series B, AMT, 5.75%,
               11/15/09, Callable 11/15/06 @102,
               MBIA..............................      2,066
   2,645     Denver City & County, Airport
               Revenue, Series B, AMT, 7.50%,
               11/15/25, Callable 11/15/97
               @102..............................      2,724
   9,750     Denver City & County, School
               District # 1, GO, 0.00%,
               12/1/06...........................      6,077
   1,000     Denver City & County, School
               District, No. 001, GO Refunding,
               6.50%, 12/1/10....................      1,137
   3,000     El Paso County, School District,
               7.13%, 12/1/19, Callable 12/1/07
               @125..............................      3,693
   1,135     Health Facilities Authority Revenue,
               6.40%, 1/1/10, Callable 1/1/07
               @101..............................      1,150
     825     Highlands Ranch Metropolitan
               District Co., 5.75%, 9/1/10,
               AMBAC.............................        877
   1,750     Highlands Ranch Metropolitan
               District Co., 5.75%, 9/1/12,
               AMBAC.............................      1,853
     370     Housing Finance Authority, 5.25%,
               5/1/05............................        372
   3,250     Housing Finance Authority Series 97
               B-3, 6.80%, 11/1/28, Callable
               5/1/07 @105.......................      3,569
     275     Housing Finance Authority, AMT,
               5.63%, 5/1/04.....................        281
   3,220     Housing Finance Authority, GO,
               Series A, 6.40%, 8/1/06, Callable
               8/1/02 @102, MBIA.................      3,363
     800     Housing Finance Authority,
               Refunding, Single Family, Series
               D, 5.65%, 12/1/04, Callable 5/1/03
               @100..............................        818
     805     Housing Finance Authority, Single
               Family Program, Series F, AMT,
               6.75%, 12/1/04....................        831
     500     Jefferson County, Partnership,
               6.45%, 12/1/04, Callable 12/1/02
               @102, MBIA........................        550
   3,000     Meridian Metropolitan District,
               7.50%, 12/1/11, Callable 12/1/01
               @101..............................      3,297
   1,000     Mountain Village Metropolitan
               District, San Miguel County, GO,
               8.10%, 12/1/11, Callable 12/1/02
               @101..............................      1,125
   4,500     Northern Colorado Water Conservancy,
               6.00%, 12/1/15, Callable 7/10/97
               @100..............................      4,507
   1,620     Pueblo County, Single Family
               Mortgage Revenue, 6.40%, 11/1/13,
               Callable 11/1/04 @102.............      1,691


SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,065     Student Obligation, 6.00%, 9/1/01...   $  1,108
     740     Student Obligation Bond Authority,
               Student Loan Revenue, AMT, 7.25%,
               9/1/05, Callable 9/01/00 @100.....        772
   1,250     Summit County, School District No.
               1, Refunding, 6.75%, 12/1/04,
               FGIC..............................      1,411
                                                    --------
                                                      49,099
                                                    --------
Connecticut (2.3%):
   1,000     Bridgeport, Refunding, 6.50%,
               9/1/08, AMBAC.....................      1,128
   1,575     Series A, 5.30%, 5/15/10, Callable
               5/15/06 @101......................      1,586
   2,475     State GO, Series B, 6.00%,
               10/1/05...........................      2,684
   1,015     State Health & Educational
               Facilities, Series 97E, 5.50%,
               7/1/09, Callable 7/1/07 @102......      1,020
   1,765     State Housing Finance Authority,
               6.70%, 11/15/12, Callable 11/15/02
               @102..............................      1,864
   2,000     State Resource Recovery Authority,
               5.75%, 11/15/07, MBIA.............      2,134
                                                    --------
                                                      10,416
                                                    --------
Florida (5.7%):
     410     Broward County, Florida Resource
               Recovery Revenue, North, 7.95%,
               12/1/08, Callable 12/1/99 @103....        447
     435     Broward County, Florida Resource
               Recovery Revenue, South, 7.95%,
               12/1/08, Callable 12/1/99 @103....        474
   1,300     Broward County, Housing Authority,
               5.55%, 7/1/09, Callable 7/1/06
               @102..............................      1,317
   2,000     Broward County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, AMT, 5.00%, 10/1/29,
               Callable 4/1/07 @102..............      2,037
   1,500     Cape Coral Special Obligation
               Revenue Water Improvements,
               Special Assessment - Water
               Utility, 6.38%, 6/1/09, Callable
               6/1/02 @102, FSA..................      1,620
     420     Cape Coral, Split Obligations, Waste
               Revenue, 6.25%, 6/1/06, Callable
               6/1/02 @102, FSA..................        456
   1,070     Clay County, Housing Finance
               Authority Revenue, Single Family
               Mortgage, AMT, 6.25%, 9/1/13,
               Callable 3/1/05 @102..............      1,106

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,370     Clay County, Housing Financial
               Authority Revenue, Single Family
               Mortgage, AMT, 6.20%, 9/1/11,
               Callable 3/1/05 @102..............   $  1,413
   2,010     Clay County, Housing Financial
               Authority, AMT, 5.25%, 10/1/07,
               Callable 4/1/07 @102..............      2,017
   1,000     Dade County, Aviation Revenue,
               Series A, 6.00%, 10/1/08, Callable
               10/1/05 @102, AMBAC...............      1,084
   1,155     Department of Corrections,
               Okeechobee Correctional Facility,
               6.00%, 3/1/06, Callable 3/1/05
               @102, AMBAC.......................      1,251
   2,000     Escambia County, Housing Finance
               Authority, Multifamily Housing
               Revenue, 5.75%, 4/1/04, Callable
               12/30/03 @100, GNMA...............      2,038
   1,185     Indian River County, Hospital
               Revenue, 5.95%, 10/1/09, Callable
               1/1/07 @102, FSA..................      1,266
   1,285     Indian River County, Hospital
               Revenue, 6.00%, 10/1/10, Callable
               1/1/07 @102, FSA..................      1,368
     260     Manatee County, Housing Finance
               Authority Mortgage Revenue, 6.38%,
               11/1/05...........................        263
     560     Manatee County, Housing Finance
               Authority Revenue, 6.75%,
               11/1/13...........................        588
   1,000     Orlando Water and Electricity
               Revenue, 8.00%, 4/1/03............      1,175
   1,500     Pinellas County Housing, AMT, Series
               A, 6.85%, 3/1/29, Callable 3/1/07
               @102..............................      1,593
   6,300     Plantation Water & Sewer Revenue,
               0.00%, 3/1/07, MBIA...............      3,744
     830     Tampa Capital Improvement Program,
               Series B, 8.38%, 10/1/18, Callable
               10/1/98 @100......................        863
     555     Tampa Water & Sewer Revenue, 0.00%,
               10/1/05...........................        366
                                                    --------
                                                      26,486
                                                    --------
 Georgia (0.9%):
   1,500     Atlanta Airport Facilities, 6.50%,
               1/1/08, AMBAC.....................      1,697
   1,000     Atlanta Airport Facilities Revenue,
               Series A, 6.50%, 1/1/07, AMBAC....      1,124
   1,215     Columbus Water & Sewer Revenue,
               6.30%, 5/1/06, Callable 11/1/02
               @102, FGIC........................      1,318
                                                    --------
                                                       4,139
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Hawaii (1.4%):
 $ 1,000     Honolulu City & County, GO, 5.60%,
               4/1/08............................   $  1,047
   1,000     Honolulu City & County, GO, Series
               A, 5.60%, 4/1/07, FSA.............      1,053
   3,500     Honolulu City & County, GO, Series
               A, 7.35%, 7/1/08..................      4,173
                                                    --------
                                                       6,273
                                                    --------
Idaho (1.5%):
     965     Housing Agency, Single Family
               Mortgages, Series D1, 5.90%,
               7/1/06............................        996
   1,745     Student Loan Fund Marketing
               Association, Inc., 6.40%, 10/1/99,
               GSL...............................      1,775
   1,050     Student Loan Fund Marketing
               Association, Inc., Student Loan
               Revenue, 6.25%, 4/1/98............      1,057
     705     Student Loan Fund Marketing
               Association, Inc., Student Loan
               Revenue, AMT, 5.88%, 4/1/99.......        715
   1,300     University of Idaho, University
               Revenue, 5.75%, 4/1/06, FSA.......      1,387
   1,060     University of Idaho, University
               Revenue, 5.50%, 4/1/13, Callable
               4/1/07 @101, MBIA.................      1,076
                                                    --------
                                                       7,006
                                                    --------
Illinois (7.3%):
   3,500     Chicago Board of Education, 5.80%,
               12/1/17, Callable 12/1/07 @102,
               AMBAC.............................      3,565
   1,000     Chicago Metro Water Reclamation
               District - Greater Chicago Capital
               Improvements, GO, 7.25%,
               12/1/12...........................      1,211
   4,245     Chicago Metro Water Reclamation
               District - Greater Chicago Capital
               Improvements, GO, 6.25%, 12/1/14,
               Callable 12/1/05 @100.............      4,541
   3,045     Chicago Park District, GO, 6.35%,
               11/15/08, Callable 11/15/05 @102,
               MBIA..............................      3,352
   2,585     Chicago Water Revenue, 6.50%,
               11/1/10, FGIC.....................      2,904
   1,770     Chicago, Single Family Mortgage
               Revenue, 0.00%, 10/1/09, Callable
               4/1/98 @48.84, MBIA...............        757
   1,450     Chicago, Single Family Mortgage
               Revenue, 0.00%, 10/1/09, Callable
               10/1/05 @78.60, MBIA..............        660

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 7,000     Development Finance Authority,
               Pollution Control Revenue, 7.25%,
               6/1/11, Callable 6/1/01 @102......   $  7,596
     935     Evanston Residential Mortgage,
               6.38%, 1/1/09, Callable 7/1/02
               @102, AMBAC.......................        984
     555     Health Facilities Authority Revenue,
               7.90%, 8/15/03, Callable 8/1/97
               @102, MBIA........................        568
   1,645     Health Facilities Authority Revenue,
               6.13%, 11/15/07, Callable 11/15/04
               @102, MBIA........................      1,779
   1,500     Health Facilities Authority Revenue,
               6.75%, 1/1/10, Callable 1/1/00
               @102, FGIC........................      1,594
   2,500     Student Assistance, Student Loan
               Revenue, AMT, Series M, 6.60%,
               3/1/07, Callable 3/1/02 @102......      2,647
   1,350     Winnebago County, School District No
               122, Harlem-Loves Park, Refunding,
               6.35%, 6/1/07, FGIC...............      1,506
                                                    --------
                                                      33,664
                                                    --------
Indiana (3.2%):
   2,150     Brownsburg Indiana Building, 5.50%,
               2/1/15, Callable 2/1/07 @102,
               MBIA..............................      2,140
     500     Columbus Sewer Works Revenue, 7.10%,
               2/15/00...........................        534
   1,000     Fort Wayne Hospital Authority,
               Parkview Memorial Hospital
               Project, Series A, 7.50%,
               11/15/11, Callable 11/15/99 @102,
               FGIC..............................      1,082
     705     Fremont Middle School Building
               Corp., 6.60%, 9/15/04, Prerefunded
               3/15/02 @101, AMBAC...............        775
     700     Health Facility Financing Authority,
               Hospital Revenue, Lutheran
               Hospital Indiana, 7.25%, 2/15/06,
               Callable 3/15/02 @101, AMBAC......        747
     500     Indiana State University, 6.90%,
               8/1/03, Callable 8/1/00 @102......        546
   2,855     Indianapolis Economic Development
               Revenue, Knob-in-the-Woods
               Project, 6.38%, 12/1/04, Manadtory
               Put 12/1/04 @100..................      3,085
     500     Lawrence Township School District,
               6.75%, 1/5/05.....................        558

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,500     New Albany Floyd County, Indiana
               School Building, 6.20%, 7/1/03....   $  1,625
   1,500     New Albany Floyd County, Indiana
               School Building, 6.20%, 7/1/04....      1,633
   1,000     Noblesville Hamilton County,
               Building, 7.00%, 2/1/13,
               Prerefunded 2/1/01 @102...........      1,104
   1,000     State Vocational Technical College
               Building Facilities Fee, 6.50%,
               7/1/07, Callable 1/1/05 @102,
               AMBAC.............................      1,120
                                                    --------
                                                      14,949
                                                    --------
Iowa (1.4%):
     700     Des Moines Water Revenue, Series B,
               5.50%, 12/1/04, Callable 12/1/01
               @100..............................        721
   1,710     Finance Authority, 6.35%, 7/1/09,
               Callable 1/1/03 @102, AMBAC.......      1,791
   1,000     Finance Authority, Private College
               Revenue, 5.75%, 12/1/08, MBIA.....      1,063
     880     Finance Authority, Single Family
               Mortgage, Series F, 6.15%, 7/1/04,
               Callable 1/1/03 @102, AMBAC.......        903
     500     Sioux City Iowa Water Revenue,
               6.05%, 6/1/06, Callable 6/1/00
               @100..............................        515
   1,500     Student Loan Liquidity Corp.,
               Student Loan Revenue, Series C,
               6.50%, 12/1/99, AMBAC.............      1,564
                                                    --------
                                                       6,557
                                                    --------
Kansas (0.4%):
   1,750     Wichita Hospital Revenue, St.
               Francis Regional Hospital, 6.25%,
               10/1/10, Callable 10/1/02 @102,
               MBIA..............................      1,865
                                                    --------
Kentucky (1.2%):
     845     Campbell & Kenton Counties,
               Sanitation District #1, 6.50%,
               8/1/05, ETM.......................        859
   2,855     Junction City, Kentucky College
               Revenue, 5.88%, 4/1/17, Callable
               4/1/07 @102.......................      2,929
   1,000     Kenton County, Public Properties
               Corp., 5.63%, 12/1/12, Callable
               12/1/06 @101......................      1,015
   2,000     Owensboro Electric Light & Power
               Revenue, 0.00%, 1/1/09, Callable
               1/1/98 @33.44, BIG................        648
                                                    --------
                                                       5,451
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana (1.4%):
 $   246     Housing Agency Mortgage Revenue,
               7.80%, 12/1/09, Callable 6/1/04
               @105, GNMA........................   $    275
   1,710     Jefferson Parish Louisiana Home
               Mortgage, AMT, Series A, 5.45%,
               12/1/08...........................      1,733
   2,000     Public Facilities Authority Revenue,
               AMT, 6.75%, 9/1/06, Callable
               9/1/02 @102.......................      2,121
   2,000     St. Charles Parish Pollution
               Control, 8.25%, 6/1/14, Callable
               6/1/99 @103.......................      2,169
                                                    --------
                                                       6,298
                                                    --------
 Maine (0.1%):
     535     State Street Housing Preservation
               Corp., 100 State Street Project,
               7.20%, 1/1/02.....................        566
                                                    --------
 Maryland (0.3%):
   1,150     Anne Arundel County, GO, Series B,
               AMT, 7.70%, 3/15/06, Callable
               3/15/99 @102......................      1,232
     650     Prince Georges County, Maryland
               Housing Authority, 0.00%, 9/1/08,
               ETM...............................        364
                                                    --------
                                                       1,596
                                                    --------
 Massachusetts (2.1%):
   1,650     Beverly Massachusetts, 6.60%,
               3/15/09, Callable 3/15/04 @102,
               FSA...............................      1,824
     760     Education Loan Authority, AMT,
               7.25%, 1/1/09, Callable 1/1/01
               @102..............................        815
     860     Health & Educational Facilities,
               6.13%, 7/1/04, Callable 7/1/02
               @102..............................        911
   2,030     State Port Authority Revenue,
               Special Facilities, US Air
               Project, Series A, AMT, 5.50%,
               9/1/10, MBIA......................      2,038
   2,400     State, GO, Series C, 6.00%,
               8/1/09............................      2,605
   1,465     Worcester, GO, Series A, 6.10%,
               5/1/08, Callable 5/1/05 @102,
               MBIA..............................      1,590
                                                    --------
                                                       9,783
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Michigan (1.0%):
 $   780     Detroit Convention Facilities,
               5.25%, 9/30/12, Callable 9/30/03
               @102..............................   $    744
   2,000     State Hospital Finance Authority
               Revenue, Mercy Mount Clemens
               Corp., 6.25%, 5/15/11, Callable
               5/15/01 @102......................      2,091
   1,500     State Hospital Finance Authority,
               Series A, 8.10%, 10/1/13, Callable
               10/1/05 @102......................      1,725
                                                    --------
                                                       4,560
                                                    --------
Minnesota (0.3%):
   1,500     Northern Municipal Power Agency,
               Minnesota Electric, Series A,
               5.90%, 1/1/07, Callable 1/1/03
               @102, AMBAC.......................      1,599
                                                    --------
Mississippi (0.3%):
   1,475     Home Corp., Single Family Series D,
               5.25%, 7/1/12, Callable 7/1/07
               @105, FNMA/GNMA...................      1,591
                                                    --------
Missouri (3.0%):
   1,895     Carthage Waterworks & Wastewater
               Treatment Systems, 6.30%, 7/1/09,
               Callable 7/1/04 @101, MBIA........      2,060
   1,520     Fort Zumwalt School District, 5.20%,
               3/1/09, Callable 3/1/07 @100,
               AMBAC.............................      1,523
   1,735     Fort Zumwalt School District, 5.30%,
               3/1/10, Callable 3/1/07 @100,
               AMBAC.............................      1,737
   1,480     Kansas City Industrial Development
               Authority, Multifamily Housing
               Revenue, Series A, AMT, 5.63%,
               7/1/05............................      1,527
   1,430     Kansas City Municipal Corp. Revenue,
               5.40%, 1/15/08, Callable 1/15/06
               @101, AMBAC.......................      1,473
   2,500     St. Louis Convention & Sports
               Complex, 5.50%, 8/15/13, Callable
               8/15/03 @102, MBIA................      2,505
   2,955     St. Louis Land Clearance
               Redevelopment Authority Housing
               Revenue, 5.95%, 7/1/22, Mandatory
               Put 4/1/07 @100, FNMA.............      3,099
                                                    --------
                                                      13,924
                                                    --------
Montana (0.3%):
   1,370     Montana Long Range Bombing Project,
               Series 96D, 5.25%, 8/1/16,
               Callable 8/1/06 @100..............      1,367
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Nebraska (0.5%):
 $ 2,250     Higher Education Loan Program,
               Series A-6, AMT, 5.90%, 6/1/03....   $  2,317
                                                    --------
Nevada (2.9%):
   1,025     Douglas County, School District,
               Series A, 5.90%, 6/1/08, Callable
               6/1/02 @101, FGIC.................      1,073
   2,000     Las Vegas, Sewer Revenue, 6.60%,
               10/1/12, Callable 4/1/02 @102,
               FGIC..............................      2,214
     500     Municipal Bond Bank Project #32,
               7.00%, 8/1/05, ETM................        576
   1,000     Municipal Bond Bank Project #20-23A,
               7.00%, 7/1/01, ETM................      1,044
   3,010     Washoe County, School District, GO,
               6.13%, 8/1/07, Callable 8/1/02
               @101, MBIA........................      3,194
   5,000     Washoe County, Water Facilities
               Revenue, Sierra Pacific Power,
               AMT, 6.65%, 6/1/17, Callable
               12/1/02 @102, MBIA................      5,398
                                                    --------
                                                      13,499
                                                    --------
New Hampshire (0.3%):
   1,225     Higher Education & Health Facilities
               Authority Revenue, 6.25%, 1/1/06,
               Callable 7/1/04 @102..............      1,312
                                                    --------
New Jersey (0.4%):
   1,630     South Brunswick Township, 6.40%,
               8/1/07, Callable 8/1/05 @100,
               FGIC..............................      1,798
                                                    --------
New Mexico (2.9%):
     104     Albuquerque, 7.65%, 8/15/07, FGIC...        106
   1,000     Albuquerque Apartment Revenue, AMT,
               6.50%, 7/1/11, Callable 7/1/00
               @105, AMBAC.......................      1,086
   3,000     Albuquerque Gross Receipts Tax,
               5.38%, 7/1/01, Callable 7/1/99
               @100, MBIA........................      3,044
   1,195     Educational Assistance Foundation,
               Student Loan Revenue, Series A,
               AMT, 6.45%, 4/1/99, AMBAC.........      1,232
   2,070     Educational Assistance Foundation,
               Student Loan Revenue, Series A,
               AMT, 6.55%, 4/1/00, AMBAC.........      2,161
   5,455     Educational Assistance Foundation,
               Student Loan Revenue, Series A,
               AMT, 6.85%, 4/1/05, Callable
               4/1/02 @102, AMBAC................      5,816
                                                    --------
                                                      13,445
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
New York (2.1%):
 $ 1,815     Islip Resource Recovery, Series D,
               6.15%, 7/1/05, AMBAC..............   $  1,978
   1,500     Metropolitan Transportation, 6.38%,
               7/1/10, Callable 7/1/02 @102,
               FGIC..............................      1,626
   2,950     Monroe County, 6.10%, 3/1/08,
               Callable 3/1/01 @102, MBIA........      3,121
   1,395     Nassau County, 5.63%, 8/1/03,
               FGIC..............................      1,475
   1,655     State Dorm Authorized Revenue Bond,
               5.25%, 5/15/09....................      1,695
                                                    --------
                                                       9,895
                                                    --------
North Dakota (3.0%):
   1,000     Bismarck North Dakota Infrastructure
               Project, 8.60%, 10/1/02, Callable
               10/1/97 @100......................      1,010
     345     Fargo District Building Authority,
               5.88%, 4/15/08, Callable 4/15/05
               @100..............................        351
   1,100     Grand Forks Health Care System,
               5.30%, 8/15/10, Callable 8/15/07
               @102, MBIA........................      1,091
   3,700     Grand Forks Health Care System,
               5.60%, 8/15/17, Callable 8/15/07
               @102, MBIA........................      3,673
   6,050     Grand Forks Sales Tax Revenue Bond,
               5.10%, 12/15/10, Callable 12/15/07
               @100..............................      6,054
     630     Housing Finance Agency, AMT, 6.25%,
               7/1/09, Callable 7/1/04 @102......        644
   1,270     Water Development, 5.70%, 7/1/17,
               Callable 7/1/07 @100; AMBAC.......      1,273
                                                    --------
                                                      14,096
                                                    --------
Ohio (1.9%):
   1,000     Cuyahoga County, Hospital Revenue,
               University Hospital Health System,
               Series 96B, 6.00%, 1/15/05........      1,075
   1,600     Eaton Industrial Development, Baxter
               International Project, 6.50%,
               12/1/12, Callable 12/1/02 @102....      1,714
     500     Hamilton Waterworks Water Utility
               Improvement, 6.40%, 10/15/07,
               Callable 10/15/01 @102, MBIA......        543
     700     Olentangy Local School District,
               5.05%, 12/1/09, Callable 12/1/07
               @100..............................        697

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,270     Olentangy Local School District,
               5.15%, 12/1/10, Callable 12/1/07
               @100..............................   $  1,264
   1,500     State Higher Educational Facilities,
               5.15%, 5/15/10, Callable 5/15/07
               @102, MBIA........................      1,494
   2,000     State Higher Educational Facilities,
               5.25%, 11/1/16, Callable 11/1/06
               @101..............................      1,960
                                                    --------
                                                       8,747
                                                    --------
Oklahoma (0.6%):
   2,500     IDR, 6.25%, 8/15/12, Callable
               8/15/05 @102, AMBAC...............      2,685
                                                    --------
Oregon (2.4%):
   2,350     Jackson County, School District #5
               Ashland, GO, 5.70%, 6/1/07, FSA...      2,505
   1,000     Lane County, School District #52
               Bethel, GO, 6.00%, 6/1/06, FSA....      1,086
   3,630     Marion County, Oregon, 5.50%,
               10/1/05, AMBAC....................      3,804
   1,435     Port of Portland Airport Revenue,
               Series 7-A, 6.75%, 7/1/09,
               Callable 7/1/01 @101, MBIA........      1,557
   2,075     Washington County, School District
               No. 88, GO, 6.10%, 6/1/05,
               Callable 12/15/04 @100, FSA.......      2,253
                                                    --------
                                                      11,205
                                                    --------
Pennsylvania (4.4%):
   3,500     Allegheny County, GO, 0.00%,
               2/15/02, MBIA.....................      3,829
   3,200     Dauphin County, Industrial
               Development Authority, Pollution
               Control Revenue, 6.00%, 1/1/08,
               Callable 7/10/97 @100, MBIA.......      3,202
   1,500     Hospital Revenue Bond, 6.40%,
               1/1/06, Callable 1/1/05 @102,
               AMBAC.............................      1,653
   2,750     Indiana County, Industrial
               Development Authority, Pollution
               Control Revenue, 6.00%, 6/1/06,
               MBIA..............................      2,980
   1,000     McKeesport Area School District,
               Series B, 0.00%, 10/1/01..........        819
   2,350     Philadelphia Airport Revenue, Series
               A, AMT, 5.50%, 6/15/05, AMBAC.....      2,445
   2,500     Philadelphia Water & Waste, 5.65%,
               6/15/12, Callable 6/15/03 @102,
               FGIC..............................      2,506
   3,000     Southeastern Pennsylvania
               Transportation, 5.38%, 3/1/17,
               Callable 3/1/07 @102, FGIC........      2,967
                                                    --------
                                                      20,401
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Puerto Rico (0.1%):
 $   400     Tourism Financing Authority, 5.90%,
               7/1/08, Callable 1/1/05 @102,
               MBIA..............................   $    429
                                                    --------
Rhode Island (1.6%):
   1,000     Housing & Mortgage Financial Corp.,
               Series 15-B, 6.20%, 10/1/06,
               Callable 4/1/04 @102, MBIA........      1,043
   1,015     Providence, Refunding, 5.25%,
               1/15/08, Callable 1/15/07 @101,
               FSA...............................      1,022
   1,305     Providence, Refunding, 5.35%,
               1/15/09, Callable 1/15/07 @101,
               FSA...............................      1,311
   3,985     State Capital Development, Series
               97A, 5.00%, 8/1/09, Callable
               8/1/07 @101, MBIA.................      3,933
                                                    --------
                                                       7,309
                                                    --------
South Carolina (1.6%):
   1,760     Greenville School Public Facilities,
               5.60%, 3/1/10.....................      1,815
   1,045     Hilton Head Island, GO, 5.50%,
               8/1/09, MBIA......................      1,092
     250     Piedmont, Municipal Power Agency,
               Electric Revenue, Series A, 6.55%,
               1/1/16, Callable 1/1/98 @100......        251
   2,250     State Electric Expansion System,
               5.88%, 7/1/18, Callable 7/10/97
               @100..............................      2,251
     825     State Public Service, 5.88%, 7/1/18,
               Callable 7/10/97 @100, MBIA.......        825
   1,000     York County, School District #3, GO,
               5.40%, 3/1/08, Callable 3/1/06
               @101, FSA.........................      1,035
                                                    --------
                                                       7,269
                                                    --------
South Dakota (1.8%):
     350     Building Authority, 10.50%, 9/1/00,
               ETM...............................        366
   3,675     Health & Educational Facility
               Authority Revenue, St. Luke's
               Midland Regional Medical, 6.63%,
               7/1/11, Callable 7/1/01 @102,
               MBIA..............................      3,945
     250     State Lease Revenue, Series A,
               6.48%, 9/1/05, FSA................        275
     925     Student Loan Assistance Corp.,
               Series A, 8.00%, 8/1/98, Callable
               8/1/97 @102.......................        965
   2,745     Student Loan Assistance Corp.,
               Student Loan Revenue, Series B,
               AMT, 7.63%, 8/1/06, Callable
               8/1/99 @102, MBIA.................      2,901
                                                    --------
                                                       8,452
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Tennessee (1.5%):
 $ 1,050     Chattanooga-Hamilton County,
               Hospital Authority, Hospital
               Revenue, 5.63%, 10/1/09, FSA......   $  1,099
   2,000     Housing Development, 6.20%, 7/1/18,
               Callable 7/1/05 @102..............      2,074
   1,330     Metropolitan Government Nashville &
               Davidson County, 7.00%, 1/1/14....      1,347
   1,460     Nashville & Davidson County, H & E,
               5.10%, 7/1/09, Callable 7/1/07
               @101..............................      1,459
   1,000     Trenton Industrial Development
               Revenue, Series A, 5.40%,
               10/1/02...........................      1,001
                                                    --------
                                                       6,980
                                                    --------
Texas (9.1%):
   2,800     Austin Housing Finance Corp., Single
               Family Mortgage Revenue, AMT,
               0.00%, 12/1/11....................      1,254
   1,000     Austin Utility Systems Revenue,
               0.00%, 5/15/08, MBIA..............        573
   5,000     Coastal Bend Health Facilities,
               Incarnate World Health Services,
               5.93%, 11/15/13, Callable 11/15/02
               @102, AMBAC.......................      5,088
   3,600     Grand Prairie Health Facilities
               Refunding, Dallas/Fort Worth
               Medical Center Project, 6.50%,
               11/1/04, AMBAC....................      3,972
   3,300     Grand Prairie Health Facilities
               Refunding, Dallas/Fort Worth
               Medical Center Project, 6.88%,
               11/1/10, AMBAC....................      3,693
   5,000     Harris County, Capital Appreciation,
               Toll Road, Sub-Lien A, GO, 0.00%,
               8/15/03, MBIA.....................      3,733
   3,700     Harris County, Capital Appreciation,
               Toll Road, Sub-Lien A, GO, 0.00%,
               8/15/05, MBIA.....................      2,471
   1,455     Health Facilities Development Corp.
               Hospital Revenue, All Saints
               Episcopal Hospital, 6.25%,
               8/15/12, Callable 8/15/03 @102,
               MBIA..............................      1,549
   1,085     Housing Agency Residential
               Development Revenue, Series D,
               AMT, 8.40%, 1/1/21, Callable
               7/1/97 @102.......................      1,133
   3,000     Panhandle Plains Texas Higher
               Education Inc., AMT, 5.55%,
               3/1/05............................      3,052
   1,000     Red River Authority, Pollution
               Control Revenue, AMT, 6.88%,
               4/1/17, Callable 4/1/02 @102......      1,076

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,500     San Antonio Electric & Gas, 6.50%,
               2/1/12, Callable 2/1/99 @101.5....   $  1,558
     600     San Antonio Electric & Gas,
               Refunding, Series B, 7.00%,
               2/1/09, Callable 2/1/99 @101.5....        628
   1,000     San Antonio Electric & Gas, Series
               B, 7.00%, 2/1/09, Callable 2/1/99
               @101.5............................      1,055
     345     Southeast Texas Housing Financial
               Corp., AMT, Series B, 6.75%,
               5/1/10............................        355
   1,330     State Higher Education Coordinating
               Board, Student Loan, AMT, 7.45%,
               10/1/06, Callable 10/1/01 @102....      1,423
   1,020     Texas Tech University Revenues,
               5.95%, 2/15/13, Callable 2/15/05
               @100, AMBAC.......................      1,058
   3,000     Turnpike Authority Dallas Northway,
               5.13%, 1/1/10, Callable 1/1/04
               @102, AMBAC.......................      2,978
   2,200     United Independent School District,
               5.25%, 8/15/14, Callable 8/15/06
               @100..............................      2,164
   3,000     University of Texas, Series 96 B,
               4.88%, 8/15/10, Callable 8/15/06
               @102..............................      2,898
                                                    --------
                                                      41,711
                                                    --------
Utah (0.8%):
   2,000     Intermountain Power Agency, Power
               Supply Revenue, Series B, 6.50%,
               7/1/09, MBIA......................      2,259
   1,385     State Housing Finance Authority,
               AMT, 6.35%, 7/1/12, Callable
               1/1/05 @102.......................      1,428
                                                    --------
                                                       3,687
                                                    --------
Vermont (0.4%):
     415     Housing Finance Agency Single
               Family, Series 4, 5.90%, 11/1/03,
               Callable 11/1/02 @102.............        427
   1,500     University of Vermont & State
               Agricultural College, Series 1973
               A, 5.80%, 7/1/13, Callable 8/1/97
               @101..............................      1,512
                                                    --------
                                                       1,939
                                                    --------
Virginia (1.2%):
   3,905     State Housing Development Authority,
               Commonwealth Mortgage, Series A,
               AMT, 6.80%, 7/1/06, AMBAC.........      4,152
   1,340     State Housing Development Authority,
               Commonwealth Mortgage, Series J,
               6.65%, 7/1/10, Callable 1/1/05
               @102%.............................      1,407
                                                    --------
                                                       5,559
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Washington (3.1%):
 $ 1,830     Chelan County, Washington Public
               Utilities Revenue, 5.90%, 7/1/13,
               Mandatory Put 7/1/03 @102.........   $  1,863
   1,360     King County, School District #400,
               GO, 6.50%, 12/1/08................      1,542
   1,084     Kitsap County, Consolidated Housing,
               7.00%, 8/20/08, GNMA..............      1,176
   1,000     Seattle Light & Power Revenue,
               6.00%, 8/1/13, Callable 8/1/02
               @102..............................      1,026
   1,000     Seattle Solid Waste, Series B,
               7.00%, 5/1/03, Callable 5/1/99
               @102, BIG.........................      1,065
   3,000     Snohomish County, Public Utility
               District #001, Electric Revenue,
               6.00%, 1/1/13, Callable 1/1/03
               @102, FGIC........................      3,101
     700     State Certificates Partnership,
               Series A, 6.80%, 4/1/06, Callable
               4/1/01 @102.......................        750
   3,500     State Nuclear Project #1, Series A,
               6.00%, 7/1/08, AMBAC..............      3,753
                                                    --------
                                                      14,276
                                                    --------
West Virginia (1.5%):
   1,500     Board of Regents Revenue, Series A,
               5.90%, 4/1/04, ETM................      1,557
   2,495     Harrison County, Community Split
               Obligation, Series A, 6.25%,
               5/15/10...........................      2,757
     500     School Building Authority Revenue
               Capital Improvement, Series B,
               6.95%, 7/1/03, Prerefunded 7/1/00
               @102, MBIA........................        546
   2,000     State Housing Development Fund,
               Housing Finance, AMT, 7.20%,
               11/1/20, Callable 5/1/02 @102.....      2,122
                                                    --------
                                                       6,982
                                                    --------

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin (0.4%):
 $ 1,500     Center District Tax Revenue Capital
               Appreciation, Senior Dedicated,
               Series A, 0.00%, 12/15/18, MBIA...   $    452
     500     Mukwonago School District, 5.80%,
               3/1/07, Prerefunded 3/1/02 @100,
               AMBAC.............................        528
   1,000     State, Series A, 6.30%, 5/1/07,
               Prerefunded 5/1/02 @100...........      1,080
                                                    --------
                                                       2,060
                                                    --------
Wyoming (1.2%):
     875     Community Development Authority
               Single Family Mortgage, Series A,
               7.25%, 6/1/07, Callable 6/1/01
               @102..............................        910
     600     State Farm Lane Board Capital
               Facilities Revenue Refunding,
               6.00%, 10/1/05, Callable 10/1/02
               @102..............................        640
   2,200     Student Loan Corp., Student Loan
               Revenue, AMT, 4.00%, 12/1/05*.....      2,200
     400     Student Loan Corp., Student Loan
               Revenue, AMT, Series A, 4.00%,
               12/1/45*..........................        400
   1,395     Sweetwater County, School District
               #2, Green River, GO, 7.00%,
               6/1/04, MBIA......................      1,583
                                                    --------
                                                       5,733
                                                    --------
                            Total Municipal Bonds    461,861
                                                    --------
INVESTMENT COMPANIES (0.8%):
   3,601     Provident Municash..................      3,601
                                                    --------
      Total Investment Companies                       3,601
                                                    --------
Total (Cost--$449,354) (a)                          $465,462
                                                    ========

------------

Percentages indicated are based on net assets of $462,853.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $19. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $16,233
                  Unrealized depreciation..................................................      (144)
                                                                                              -------
                  Net unrealized appreciation..............................................   $16,089
                                                                                              =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

AMBAC     Insured by AMBAC Indemnity Corp.
AMT       Alternative Minimum Tax Paper
BIG       Insured by Bond Insurance Guarantee
ETM       Escrow to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FNMA      Insured by Federal National Mortgage Association
FSA       Insured by Federal Security Assurance
GNMA      Insured by Government National Mortgage Association
GO        General Obligation
GSL       Guaranteed Student Loans
IDR       Industrial Development Reveneue
MBIA      Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS (98.7%):
Alaska (0.8%):
 $ 1,250     Home Mortgage Revenue Refunding,
               8.00%, 3/1/09, Callable 3/1/02
               @102, FNMA.........................   $  1,344
     200     Juneau City & Boro Home Mortgage
               Revenue, 8.00%, 2/1/09, Callable
               2/1/02 @100, FNMA..................        215
      15     State Housing Finance Corp., Revenue,
               Local Guaranteed Housing, 8.20%,
               12/1/97............................         15
   8,440     State Housing Finance Corp., 0.00%,
               12/1/17, Callable 6/1/07 @54,
               MBIA...............................      2,514
                                                     --------
                                                        4,088
                                                     --------
Arizona (0.8%):
     325     Maricopa County, Industrial
               Development, Multi-Family Housing,
               7.25%, 7/1/17, Callable 7/1/07
               @101...............................        328
   1,500     Maricopa County, Industrial
               Development, Multi-Family Housing
               Revenue, Series A, 6.25%, 7/1/27,
               Callable 1/1/07 @101...............      1,511
      30     Salt River Project, Arizona
               Agriculture Improvement & Power,
               6.65%, 1/1/06, Callable 7/10/97
               @101.5.............................         30
       8     Salt River Project, Arizona
               Agriculture Improvement & Power,
               9.30%, 1/1/00, Callable 7/10/97
               @101.5.............................          8
      10     Salt River Project, Arizona
               Agriculture Improvement & Power,
               6.88%, 1/1/02, Callable 7/10/97
               @101.5.............................         10
      10     Salt River Project, Arizona
               Agriculture Improvement & Power,
               7.88%, 1/1/03, Callable 7/10/97
               @101.5.............................         10
       5     Salt River Project, Arizona
               Agriculture Improvement & Power,
               8.25%, 1/1/05......................          5
      10     Salt River Project, Arizona
               Agriculture Improvement & Power,
               7.15%, 1/1/05, Callable 1/1/98
               @101.5.............................         10
   2,000     University of Northern Arizona,
               University Revenue, 5.00%, 6/1/11,
               Callable 6/1/07 @101, FGIC.........      1,969
                                                     --------
                                                        3,881
                                                     --------
Arkansas (2.8%):
     365     Drew County, Public Facilities Board,
               7.90%, 8/1/11, Callable 8/1/03
               @103, FNMA.........................        393
     159     Drew County, Public Facilities Board,
               7.75%, 8/1/11, Callable 2/1/04
               @100...............................        170

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   546     Jacksonville, Residential Housing
               Facilities Board, Single Family
               Mortgage Revenue, 7.90%, 1/1/11,
               Callable 7/1/03 @103...............   $    595
     275     Jacksonville, Residential Housing
               Facilities Board, Single Family
               Mortgage Revenue, 7.75%, 1/1/11,
               Callable 7/1/05 @103...............        296
   1,000     Jefferson County, PCR, Power & Light
               Co. Project, 6.13%, 10/1/07,
               Callable 4/1/06 @100, BIG..........      1,001
     247     Lonoke County, Residential Housing
               Facilities Board, Single Family
               Mortgage Revenue, 7.38%, 4/1/11,
               Callable 4/1/03 @103...............        266
     659     Lonoke County, Residential Housing
               Facilities Board, Single Family
               Mortgage Revenue, Series A-2,
               7.90%, 4/1/11, FNMA................        715
   1,000     Paragould, Hospital Revenue, 6.38%,
               10/1/17, Callable 10/1/06 @102.....      1,024
   1,309     Pope County, Residential Facilities,
               Housing Board Mortgage Revenue,
               Series B, 7.75%, 9/1/11, Callable
               8/1/02 @102, FHA...................      1,403
   1,500     State Capital Appreciation, College
               Savings, Series 97A, 0.00%,
               6/1/16.............................        516
   2,000     State Capital Appreciation, College
               Savings, Series A, 0.00%, 6/1/15...        734
   2,040     State Development Authority Revenue
               Refunding, 8.00%, 8/15/11, Callable
               8/15/01 @103.......................      2,192
   3,650     State Development Finance Authority
               Revenue, 0.00%, 6/1/15.............      1,263
      90     State Development Finance Authority
               Revenue, 7.70%, 12/1/14, Callable
               12/1/97 @102.......................         92
     915     State Development Finance Authority
               Revenue, Single Family Housing,
               7.75%, 4/1/21, Callable 4/1/99
               @102, GNMA.........................        951
     529     Stuttgart Public Facilities Board
               Revenue, Series A-2, 7.90%, 9/1/11,
               Callable 9/1/03 @103...............        577
     262     Stuttgart Public Facilities Board
               Revenue, Series B, 7.75%, 9/1/11,
               Callable 3/1/06 @103...............        285
   1,000     Texarkana, Public Facilities Board,
               Waterworks Revenue, 5.40%, 9/1/15,
               Callable 9/1/07 @100, FGIC.........        997
                                                     --------
                                                       13,470
                                                     --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
California (3.1%):
 $ 1,255     Fairfield, Water Revenue, 0.00%,
               4/1/15, Callable 4/1/05 @56.7,
               AMBAC..............................   $    458
   1,080     Housing Finance Agency Revenue, Home
               Mortgage, AMT, 7.50%, 2/1/23,
               Callable 8/1/05 @102, FHA..........      1,177
     220     Housing Finance Agency Revenue, Home
               Mortgage, Series B-1, AMT, 5.65%,
               2/1/16, Callable 8/1/04 @102,
               FHA................................        223
      25     Housing Finance Agency Revenue, Home
               Mortgage, Series C, AMT, 7.45%,
               8/1/11, Callable 8/1/01 @102.......         26
     680     Housing Finance Agency Revenue, Local
               or Guaranteed Housing, Series B,
               8.63%, 8/1/15, Callable 8/1/00
               @100, MBIA.........................        713
     640     Housing Finance Agency Revenue,
               Series H, AMT, 6.80%, 8/1/19,
               Callable 8/1/04 @102, FHA..........        663
     870     Housing Finance Agency Revenue,
               Single Family Housing, Series F,
               7.88%, 8/1/19, Callable 8/1/98
               @102...............................        901
   1,000     Oakland, Revenue Refunding, Series A,
               7.60%, 8/1/21, Callable 8/1/98
               @102, FGIC.........................      1,056
     855     Redondo Beach, Redevelopment Agency,
               Residential Mortgage Revenue,
               Series B, 6.25%, 6/1/11, Callable
               6/1/03 @100........................        866
     470     Rural Home Mortgage Financing
               Authority Revenue, Single Family
               Mortgage Revenue, AMT, 5.50%,
               2/1/06, GNMA.......................        481
     350     Rural Home Mortgage Financing
               Authority Revenue, Single Family
               Mortgage Revenue, AMT, 7.25%,
               12/1/24, Callable 12/1/04 @103,
               GNMA...............................        374
   1,355     Rural Home Mortgage Financing
               Authority, AMT, 5.30%, 11/1/05.....      1,380
     810     Rural Home Mortgage Financing
               Authority, AMT, 7.55%, 11/1/26.....        915
     805     Rural Home Mortgage Financing
               Authority, AMT, 7.75%, 5/1/27......        911
   2,135     Sacramento, Municipal Utility
               District, Electric Revenue, Series
               P, 6.00%, 7/1/15, Callable 7/10/97
               @100...............................      2,136
   1,180     San Joaquin Hills Toll Road, 0.00%,
               1/1/14.............................        441

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 4,435     San Joaquin Hills Toll Road, 0.00%,
               1/1/16.............................   $  1,456
   1,105     State Department of Veterans'
               Affairs, AMT, 7.38%, 8/1/12,
               Callable 7/10/97 @102..............      1,129
                                                     --------
                                                       15,306
                                                     --------
Colorado (14.9%):
   5,250     Arapahoe County, Highway Revenue,
               Series C, 0.00%, 8/31/15, Callable
               8/31/05 @48.6......................      1,619
   5,030     Aurora, Single Family Mortgage
               Revenue, Series A2, 0.00%, 9/1/15,
               Prerefunded 3/1/13 @75.2...........      1,608
   2,315     Brush Creek Metropolitan District,
               GO, Refunding, 6.70%, 11/15/09,
               Callable 11/15/03 @101.............      2,476
   1,410     Central City Water Revenue, GO, Water
               Utility Improvements, 7.40%,
               12/1/07, Prerefunded 12/1/02
               @100...............................      1,601
     400     Central City Water Revenue, GO, Water
               Utility Improvements, 8.63%,
               9/15/11, Prerefunded 9/15/02
               @100...............................        422
     655     Central City Water Revenue, GO, Water
               Utility Improvements, 7.50%,
               12/1/12, Prerefunded 12/1/02
               @100...............................        747
   3,700     Colorado Springs Airport Revenue,
               AMT, 6.90%, 1/1/12, Callable 1/1/03
               @102, MBIA.........................      4,036
   1,000     Denver City & County, Airport
               Revenue, AMT, 6.75%, 11/15/13,
               Callable 11/15/02 @102, MBIA.......      1,086
   2,500     Denver City & County, Airport
               Revenue, AMT, 5.63%, 11/15/08,
               Callable 11/15/06 @102, MBIA.......      2,582
   9,850     Denver City & County, Residual
               Revenue, 0.00%, 7/10/14, Callable
               7/1/01 @39.6.......................      2,951
   1,250     Eagle's Nest Metropolitan District,
               GO, Refunding, 6.50%, 11/15/17,
               Callable 11/15/97 @107.............      1,307
     236     El Paso County, Home Mortgage, Series
               C, 8.30%, 9/20/18, Callable 12/1/97
               @100...............................        259
   1,280     El Paso County, Single Family
               Mortgage Revenue, 0.00%, 9/1/15,
               ETM................................        459
   2,500     Englewood, Multi-Family Housing,
               Marks Apartment Revenue, 6.65%,
               12/1/26, Callable 12/1/06 @102.....      2,616

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,415     Englewood, Multi-Family Housing,
               Marks Apartment Revenue, Series B,
               6.00%, 12/15/18, Callable 12/15/03
               @100, LOC: Citibank................   $  1,410
   1,685     Housing Finance Authority, GO, 6.80%,
               8/1/14, Callable 8/1/02 @102.......      1,759
   2,560     Housing Finance Authority,
               Multi-Family Mortgage Revenue,
               Series B, 6.00%, 10/1/25, Callable
               8/18/97 @101.5, FHA................      2,079
     165     Housing Finance Authority,
               Multi-Family Revenue, AMT, 5.75%,
               10/1/06, Callable 4/1/06 @102......        171
     875     Housing Finance Authority,
               Multi-Family Revenue, Series A,
               9.00%, 10/1/25, Callable 10/1/00
               @100, FHA..........................        883
     285     Housing Finance Authority, Series A,
               6.90%, 5/1/01......................        300
   2,500     Housing Finance Authority, Series
               B-2, AMT, 7.00%, 5/1/26, Callable
               5/1/07 @105........................      2,737
   3,550     Housing Finance Authority, Single
               Family, 7.45%, 11/1/27, Callable
               5/1/06 @105........................      4,012
     890     Housing Finance Authority, Single
               Family Program, Series B, 6.13%,
               5/1/13, Callable 11/1/04 @103,
               FHA................................        913
     830     Housing Finance Authority, Single
               Family Program, Series B, 7.50%,
               11/1/24, Callable 11/1/04 @105,
               FHA................................        924
     215     Housing Finance Authority, Single
               Family Program, Series B-2, 6.90%,
               8/1/17, Callable 2/1/01 @102,
               FHA................................        223
     420     Housing Finance Authority, Single
               Family Program, Series D-1, 6.60%,
               8/1/17, Callable 8/1/01 @102,
               FHA................................        427
   2,000     Housing Finance Authority, Single
               Family Program, Series D-1, 7.38%,
               6/1/26, Callable 12/1/05 @105......      2,204
     730     Housing Finance Authority, Single
               Family Program, Series E, AMT,
               6.25%, 12/1/09, Callable 12/1/04
               @103...............................        758
     415     Housing Finance Authority, Single
               Family Program, Sub Series A, AMT,
               6.50%, 12/1/02.....................        430
   9,500     Housing Finance Authority, Single
               Family Revenue, AMT, 7.25%, 5/1/27,
               Callable 5/1/07 @105...............     10,465
     970     Housing Finance Authority, Single
               Family Revenue, Series 95C, 7.45%,
               6/1/17, Callable 6/1/05 @105.......      1,092
SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $   490     Housing Finance Authority, Single
               Family Revenue, Series A, 0.00%,
               9/1/14, FHA........................   $     81
     425     Housing Finance Authority, Single
               Family Revenue, Series A-3, AMT,
               6.50%, 11/1/23, Callable 5/1/02
               @102...............................        437
   3,500     Housing Finance Authority, Single
               Family Revenue, Series C-1, AMT,
               7.55%, 11/1/27, Callable 11/1/06
               @102...............................      3,905
   1,155     Jefferson County, Single Family
               Revenue, Refunding, Series A,
               8.88%, 10/1/13, Callable 4/1/01
               @103, MBIA.........................      1,238
   7,525     Meridian Metropolitan District,
               7.50%, 12/1/11, Callable 12/1/01
               @101...............................      8,270
   1,500     Mesa County, Residual Revenue
               Refunding, 0.00%, 12/1/11, ETM.....        694
   1,030     Mountain Village Metropolitan
               District, San Miguel County, GO,
               7.95%, 12/1/03, Callable 12/1/02
               @101...............................      1,159
   2,555     Mountain Village Metropolitan
               District, San Miguel County, GO,
               8.10%, 12/1/11, Callable 12/1/02
               @101...............................      2,873
                                                     --------
                                                       73,213
                                                     --------
Connecticut (0.0%):
     200     State Housing Mortgage, Series A,
               7.63%, 11/15/17, Callable 8/1/97
               @102.5.............................        205
                                                     --------
Delaware (0.0%):
     930     New Castle County, Single Family
               Mortgage Revenue, 0.00%, 11/1/16,
               FGIC...............................        139
                                                     --------
Florida (5.9%):
   1,250     Brevard County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, AMT, 6.13%, 9/1/09,
               Callable 9/1/04 @102...............      1,276
   4,510     Duval County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, Series C, 7.35%, 7/1/24,
               Callable 9/1/00 @103, FGIC.........      4,814
     565     Escambia County, Housing Finance
               Authority, Single Family Revenue,
               AMT, 6.60%, 10/1/12, Callable
               4/1/05 @102, GNMA..................        579
     495     Housing Finance Agency, Home
               Ownership Revenue, 7.50%, 9/1/14,
               Callable 9/1/00 @102, GNMA.........        523
   3,000     Lee County, Housing Finance
               Authority, Single Family Revenue,
               AMT, 7.20%, 3/1/27, Callable 3/1/07
               @105...............................      3,298

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,000     Leon County, Housing Finance
               Authority, Multi-County Program,
               Series B, AMT, 7.30%, 1/1/28.......   $  1,109
   1,845     Manatee County, Housing Finance
               Authority, Mortgage Revenue, 8.38%,
               5/1/25, Callable 5/1/04 @105.......      2,079
   1,850     Manatee County, Housing Finance
               Authority, Mortgage Revenue, AMT,
               7.20%, 5/1/28, Callable 3/1/07
               @105, GNMA.........................      2,036
     790     Orange County, Housing Finance
               Authority, Mortgage Revenue, Series
               A, AMT, 7.25%, 9/1/19, Callable
               3/1/01 @103........................        833
     800     Orange County, Housing Finance
               Authority, Mortgage Revenue, Series
               A, AMT, 7.38%, 9/1/24, Callable
               3/1/01 @103, FHA...................        849
   1,155     Palm Beach County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, Series A, AMT, 6.38%,
               10/1/06, Callable 10/1/04 @102.....      1,190
   2,500     Pinellas County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, Multi-County, Series A,
               6.35%, 2/1/17, Callable 2/1/05
               @102...............................      2,579
   3,205     Pinellas County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, Series 95-A, AMT, 6.25%,
               8/1/12, Callable 2/1/05 @102.......      3,312
   2,305     Polk County, Housing Finance
               Authority, Single Family Mortgage
               Revenue, Series A, AMT, 7.88%,
               9/1/22, Callable 3/1/00 @103.......      2,443
   1,320     Santa Rosa Bay Bridge Authority,
               0.00%, 7/1/08......................        692
   1,625     Santa Rosa Bay Bridge Authority,
               0.00%, 7/1/09......................        785
     500     State Finance Department, 6.25%,
               7/1/09, Callable 7/1/02 @101,
               MBIA...............................        536
                                                     --------
                                                       28,933
                                                     --------
Georgia (2.4%):
   2,500     Cobb County, Housing Authority, Pass
               through Certificates, Signature
               Series B, 9.00%, 10/1/10...........      2,587
     785     De Kalb County, Housing Authority
               Revenue, 6.40%, 5/1/05, Callable
               5/1/04 @100........................        813
   5,000     De Kalb County, Housing Authority
               Revenue, Multi-Family Housing,
               7.05%, 1/1/39, Callable 1/1/08
               @104, FHA..........................      5,378

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $   835     De Kalb County, Housing Authority
               Revenue, Single Family Housing,
               AMT, 7.65%, 6/1/18, Callable 6/1/04
               @100, GNMA.........................   $    881
   1,765     Fulton County, Housing Authority
               Revenue, Multi-Family Housing,
               Series A, AMT, 6.30%, 7/1/16,
               Callable 7/1/06 @102...............      1,800
                                                     --------
                                                       11,459
                                                     --------
Idaho (1.1%):
   1,500     Housing & Financial Assistance,
               Single Family Mortgage, Series D,
               AMT, 6.45%, 7/1/14, Callable 1/1/06
               @102, FHA..........................      1,556
   2,155     Housing & Financial Assistance,
               Single Family Mortgage, Series H,
               AMT, 6.05%, 7/1/14, Callable 1/1/07
               @102, FHA..........................      2,182
     325     Housing Agency, Single Family
               Mortgage, AMT, 6.30%, 7/1/24,
               Callable 1/1/03 @102...............        331
     190     Housing Agency, Single Family
               Mortgage, Series A-2, AMT, 6.55%,
               7/1/24, Callable 1/1/03 @102.......        196
   1,075     Housing Finance Assignment, Single
               Family Mortgage Revenue, Series
               97E-2, AMT, 5.95%, 7/1/14, Callable
               1/1/07 @101.5......................      1,084
                                                     --------
                                                        5,349
                                                     --------
Illinois (4.0%):
   5,890     Addison Alton Electric Public
               Improvements Revenue, Sub Series 1,
               0.00%, 7/1/11, Callable 7/1/04
               @62................................      2,494
     215     Aurora Kane & DuPage Counties, Single
               Family Mortgage Revenue, Series A,
               AMT, 7.95%, 10/1/25, GNMA..........        237
     355     Aurora, Single Family Mortgage
               Revenue Refunding, Series B, AMT,
               8.05%, 9/1/25, Callable 9/1/04
               @105...............................        397
   3,315     Bolingbrook Mortgage Revenue, Capital
               Appreciation, Sub Series 1, 0.00%,
               1/1/11, Callable 1/1/00 @48.6......      1,242
   1,765     Chicago, Residential Mortgage
               Revenue, 0.00%, 10/1/09, Callable
               4/1/98 @48.84, MBIA................        755
   1,500     Chicago, Single Family Mortgage
               Revenue, AMT, 7.63%, 9/1/27,
               Callable 6/15/06 @105, GNMA........      1,686

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 2,000     Chicago, Single Family Mortgage
               Revenue, Series 97-A, AMT, 7.25%,
               9/1/28, Callable 9/1/07 @105,
               GNMA...............................   $  2,198
   3,455     Chicago, Single Family Mortgage
               Revenue, Series A, AMT, 7.00%,
               9/1/27, Callable 3/1/06 @105.......      3,786
     790     Danville, Single Family Mortgage
               Revenue Refunding, 7.30%, 11/1/10,
               Callable 11/1/03 @102..............        834
   3,530     Freeport Single Family Mortgage
               Revenue, 0.00%, 8/1/10, Callable
               10/1/01 @49........................      1,244
     730     Housing Development Authority,
               Resident Mortgage Revenue, Series
               A, AMT, 7.35%, 8/1/10, Callable
               8/1/01 @102........................        765
   1,915     Housing Development Authority,
               Residential Mortgage Revenue,
               Series A, 0.00%, 2/1/17............        264
   4,685     Moline, Mortgage Revenue, Capital
               Appreciation, Sub Series 1, 0.00%,
               5/1/11, Callable 5/1/05 @65........      1,768
   1,040     Quincy, Single Family Mortgage
               Revenue Refunding, 6.88%, 3/1/10,
               Callable 3/1/04 @102...............      1,092
     455     Rock Island, Residential Mortgage
               Revenue Refunding, 7.70%, 9/1/08,
               Callable 9/1/02 @102...............        486
                                                     --------
                                                       19,248
                                                     --------
Indiana (1.5%):
   2,250     Marion County, Hospital Authority
               Revenue, 6.50%, 9/1/13, Callable
               9/1/99 @102........................      2,431
   1,000     State Housing Finance Authority,
               Single Family Mortgage Revenue,
               Series A-2, AMT, 6.45%, 7/1/14,
               Callable 7/1/05 @102, FHA..........      1,041
     695     State Housing Finance Authority,
               Single Family Mortgage Revenue,
               Series B-2, AMT, 7.80%, 1/1/22,
               Callable 7/1/00 @102, GNMA.........        732
   3,130     State Toll Finance Authority, Toll
               Road Revenue, 6.00%, 7/1/15,
               Callable 7/1/97 @100...............      3,133
                                                     --------
                                                        7,337
                                                     --------
Iowa (1.6%):
     650     Davenport, Home Ownership Mortgage
               Revenue Refunding, 7.90%, 3/1/10,
               Callable 9/1/04 @102...............        691
   1,105     Finance Authority, Multi-Family
               Revenue, AMT, 7.15%, 12/1/09.......      1,184

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Iowa, continued:
 $15,025     Finance Authority, Single Family
               Mortgage Revenue, 0.00%, 9/1/16,
               AMBAC..............................   $  1,786
   2,535     Finance Authority, Single Family
               Revenue Mortgage Backed Securities
               Program, Series C, 6.40%, 7/1/19,
               Callable 1/1/05 @102, GNMA.........      2,636
     615     Finance Authority, Single Family
               Revenue, AMT, 7.90%, 11/1/22,
               Callable 11/1/99 @102, GNMA........        645
     885     Salix, PCR, Gas & Electric Project,
               5.75%, 6/1/03, Callable 1/1/98
               @100...............................        890
                                                     --------
                                                        7,832
                                                     --------
Kansas (2.5%):
     470     Finney County, Single Family Mortgage
               Revenue, 8.95%, 10/1/09, Callable
               10/1/97 @100.......................        471
     860     Ford County, Single Family Mortgage
               Revenue, 7.90%, 8/1/10, Callable
               8/1/02 @103, FHA...................        926
   2,080     Johnson County, Single Family
               Mortgage Revenue, 7.10%, 5/1/12,
               Callable 5/1/04 @103...............      2,252
     545     Labette County, Single Family
               Mortgage Revenue, Series A, 8.40%,
               12/1/11, Callable 12/1/97 @100.....        579
     390     Olathe & Labette County, Single
               Family Mortgage Revenue, Series
               A-I, AMT, 8.10%, 8/1/23, Callable
               2/1/05 @105........................        434
   2,400     Reno & Labette County, Single Family
               Mortgage Revenue, Series A, 0.00%,
               12/1/15, ETM, FGIC.................        849
     530     Reno County, Single Family Mortgage
               Revenue, Series B, 8.70%, 9/1/11,
               Callable 9/1/01 @103...............        569
     445     Sedgwick & Shawnee County, Single
               Family Revenue, Series B, 8.05%,
               5/1/14, GNMA.......................        488
     465     Sedgwick & Shawnee County, Single
               Family Revenue, Series B-2, 7.80%,
               5/1/14, Callable 11/1/04 @103......        508
     470     Sedgwick & Shawnee County, Single
               Family Revenue, Series C-2, 7.80%,
               11/1/24, Callable 11/1/04 @105,
               GNMA...............................        521

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 2,180     Sedgwick County, Mortgage Loan
               Revenue, Series B, AMT, 7.80%,
               6/1/22, Callable 6/1/00 @103,
               AMBAC, GNMA........................   $  2,309
     735     Sedgwick County, Mortgage Loan
               Revenue, Series C, 8.63%, 11/1/18,
               Callable 11/1/97 @103, GNMA........        761
   2,120     Shawnee County, Single Family
               Mortgage Revenue, 0.00%, 10/1/16,
               Callable 10/1/01 @23, MBIA.........        300
   1,070     Wichita, Single Family Mortgage
               Revenue, Series A, 7.10%, 9/1/09,
               Callable 3/1/03 @103...............      1,120
                                                     --------
                                                       12,087
                                                     --------
Kentucky (0.5%):
     590     Housing Corp. Revenue, Series D, AMT,
               6.13%, 7/1/22, Callable 7/1/98
               @100...............................        600
   1,760     Meade County, PCR, Olin Corp.
               Project, 6.00%, 7/1/07, Callable
               8/1/97 @100........................      1,769
                                                     --------
                                                        2,369
                                                     --------
Louisiana (1.3%):
     230     Calcasieu Parish, Public
               Transportation Authority Revenue,
               6.38%, 11/1/02.....................        238
     900     Calcasieu Parish, Single Family
               Mortgage Revenue, Series 92B,
               0.00%, 5/1/13, Callable 11/1/02
               @49................................        302
     865     Iberia Home Mortgage Authority,
               Single Family Mortgage Revenue
               Refunding, 7.38%, 1/1/11, Callable
               1/1/01 @100........................        932
   5,000     New Orleans, 0.00%, 9/1/14, AMBAC....      1,932
   1,080     New Orleans, Home Mortgage Authority,
               Special Obligation Refunding,
               6.25%, 1/15/11.....................      1,171
      89     Public Facilities Authority Revenue,
               Single Family Mortgage, 7.50%,
               10/1/15, Callable 4/15/98 @100.....         96
   1,462     Public Facilities Authority Revenue,
               Single Family Mortgage, Series C,
               8.45%, 12/1/12, Callable 10/1/01
               @101, FHA..........................      1,553
     180     St. Mary Public Finance Authority,
               Single Family Revenue, Series A,
               7.63%, 3/25/12, Callable 10/25/98
               @100...............................        197
                                                     --------
                                                        6,421
                                                     --------
Maine (0.5%):
   1,750     State Housing Authority, AMT, 6.10%,
               11/15/16, Callable 11/15/06 @102...      1,773
     810     State Housing Authority, Housing
               Finance Revenue, Series I, AMT,
               0.00%, 11/1/10, Callable 11/1/06
               @80.2..............................        387

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Maine, continued:
 $   535     State Housing Authority, Housing
               Finance Revenue, Series I, AMT,
               0.00%, 11/1/11, Callable 11/1/06
               @75.3..............................   $    239
     260     State Housing Authority, Series D-5,
               AMT, 6.90%, 11/15/01, Callable
               5/15/01 @102.......................        271
                                                     --------
                                                        2,670
                                                     --------
                                  Maryland (0.3%):
   1,240     Maryland Community Development,
               Multifamily Housing Revenue, Series
               E, AMT, 6.85%, 5/15/25, Callable
               5/15/04 @102, GNMA.................      1,304
                                                     --------
                             Massachusetts (0.7%):
     170     State Housing Finance Agency, Single
               Family Housing Revenue, AMT, 7.00%,
               12/1/23, Callable 6/1/01 @102......        173
   1,020     State Housing Finance Agency, Single
               Family Housing Revenue, AMT, 7.13%,
               6/1/25, Callable 6/1/02 @102.......      1,083
   1,920     State Port Authority Revenue, 7.13%,
               7/1/12, Callable 8/1/97 @100.5.....      1,934
                                                     --------
                                                        3,190
                                                     --------
Michigan (1.2%):
     620     Mount Clemens Housing Corp, Multi-
               Family Housing Revenue, Series A,
               6.25%, 6/1/03......................        650
   1,000     Riverview Community School District,
               5.25%, 5/1/14, Callable 5/1/04
               @102, AMBAC........................        980
   1,640     State Housing Development Authority,
               Home Improvement, Series B, AMT,
               7.65%, 12/1/12, Callable 12/1/99
               @102, FHA..........................      1,702
   1,395     State Housing Development Authority,
               Single Family Mortgage Revenue,
               7.50%, 6/1/15, Callable 1/1/99
               @100.75............................      1,465
     880     State Housing Development Authority,
               Single Family Mortgage Revenue,
               Series A, 7.70%, 12/1/16, Callable
               6/1/99 @102........................        899
                                                     --------
                                                        5,696
                                                     --------
Minnesota (0.2%):
   2,950     Minneapolis Mortgage Revenue, 0.00%,
               10/1/12, Callable 10/1/05 @100.....      1,107
                                                     --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Mississippi (2.2%):
 $ 1,000     Higher Education Assistance Corp.,
               Student Loan Revenue, AMT, 6.60%,
               1/1/05, Callable 7/1/02 @102.......   $  1,053
     915     Higher Education Assistance Corp.,
               Student Loan Revenue, Series C,
               AMT, 6.05%, 9/1/07, Callable 9/1/02
               @102...............................        947
   1,440     Higher Education, Student Loan
               Revenue, Series 92C, AMT, 6.50%,
               7/1/04, Callable 7/1/02 @102.......      1,523
   1,390     Home Corp., Single Family Revenue,
               7.10%, 12/1/10, Callable 3/1/98
               @100...............................      1,444
   2,000     Home Corp., Single Family Revenue,
               Series B, AMT, 7.90%, 3/1/25,
               Callable 3/1/05 @106, GNMA.........      2,220
   2,000     Home Corp., Single Family Revenue,
               Series F, AMT, 7.55%, 12/1/27,
               Callable 12/1/06 @105, GNMA,
               FNMA...............................      2,220
   1,440     Housing Finance Corp., Single Family
               Mortgage Revenue, AMT, 8.25%,
               10/15/18, Callable 10/15/99 @102,
               FGIC...............................      1,512
                                                     --------
                                                       10,919
                                                     --------
Missouri (2.3%):
     645     Grandview Industrial Development
               Authority, Multi-Family Housing
               Revenue, 9.25%, 5/15/08, Callable
               5/15/04 @103.......................        639
   2,295     Jackson County, Industrial
               Development Authority, Multi-Family
               Housing Revenue, 10.00%, 3/1/10....      2,311
   1,000     Jefferson City, Missouri School
               District, Series A, 6.70%,
               3/1/11.............................      1,153
   1,415     State Housing Development, Common
               Mortgage Revenue, Single Family,
               AMT, 7.38%, 8/1/23, Callable 2/1/01
               @102, GNMA.........................      1,497
     910     State Housing Development, Common
               Mortgage Revenue, Single Family,
               AMT, 7.25%, 9/1/26, Callable 3/1/06
               @105, GNMA.........................      1,003
   1,995     State Housing Development, Common
               Mortgage Revenue, Single Family,
               Series A, AMT, 7.20%, 9/1/26,
               Callable 9/1/06 @105, GNMA.........      2,180
   2,000     State Housing Development, Common
               Mortgage Revenue, Single Family,
               Series D, AMT, 7.10%, 9/1/27,
               Callable 1/1/07 @102, GNMA.........      2,167
                                                     --------
                                                       10,950
                                                     --------

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Montana (0.3%):
 $ 1,551     Greenwood Plaza Housing, Inc.,
               10.43%, 1/1/22, Callable 1/1/98
               @102.5, FHA........................   $  1,606
                                                     --------
Nebraska (0.2%):
   2,725     Finance Authority, Single Family
               Mortgage Revenue, 0.00%, 12/15/13,
               FHA................................        525
     235     Finance Authority, Single Family
               Mortgage Revenue, AMT, 6.35%,
               3/15/06, Callable 9/15/02 @102.....        242
                                                     --------
                                                          767
                                                     --------
Nevada (2.0%):
   1,500     Housing Division, Single Family
               Mortgage, Series C, AMT, 6.60%,
               4/1/14, Callable 4/1/06 @102.......      1,566
     430     Housing Division, Single Family
               Program, Series B-1, 6.20%,
               10/1/15, Callable 4/1/04 @102......        441
   1,255     Housing Division, Single Family
               Program, Series B-2, AMT, 7.90%,
               10/1/21, Callable 4/1/00 @102......      1,312
     890     Housing Finance Authority, Single
               Family Mortgage Revenue, Series Sub
               B-1, AMT, 6.00%, 4/1/10, Callable
               4/1/07 @102........................        903
   5,000     Washoe County, Water Facilities
               Revenue, Sierra Pacific Power, AMT,
               6.65%, 6/1/17, Callable 12/1/02
               @102, MBIA.........................      5,398
                                                     --------
                                                        9,620
                                                     --------
New Hampshire (1.5%):
   7,000     Higher Educational & Health
               Facilities, 6.13%, 10/1/13,
               Callable 10/1/03 @102..............      7,065
                                                     --------
New Jersey (0.5%):
     545     State Higher Education Assistance
               Authority, Student Loan Revenue,
               Series A, AMT, 7.00%, 7/1/05,
               Callable 7/1/01 @102...............        575
     935     State Housing & Mortgage Finance
               Agency Revenue, 7.38%, 10/1/17,
               Callable 10/1/99 @102, MBIA........        980
     710     State Housing & Mortgage Finance
               Agency, Home Mortgage Revenue,
               8.38%, 4/1/17, Callable 4/1/98
               @103, MBIA.........................        741
                                                     --------
                                                        2,296
                                                     --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
New Mexico (1.7%):
 $   335     Bernalillo County, Multi-Family
               Housing Revenue, Sub Series A2,
               7.00%, 11/1/08, Callable 11/1/03
               @103...............................   $    337
   1,000     Educational Assistance Foundation,
               Student Loan Program, AMT, 6.20%,
               11/1/08, Callable 11/01/06 @102....      1,038
     600     Educational Assistance Foundation,
               Student Loan Program, AMT, 6.30%,
               11/1/09, Callable 11/1/06 @102.....        623
     645     Hobbs, Single Family Mortgage Revenue
               Refunding, 8.75%, 7/1/11, Callable
               11/1/98 @100.......................        717
   1,140     Las Cruces, Housing Development
               Corp., Multi-family Revenue Refund
               Mortgage, Series A, 6.40%, 10/1/19,
               Callable 4/1/02 @102...............      1,158
     170     Las Cruces, Housing Development
               Corp., Multi-family Revenue Refund
               Mortgage, Sub-Series B, 9.00%,
               10/1/03............................        175
     395     Mortgage Finance Authority, Single
               Family Mortgage Refunding, Series
               A-2, 6.85%, 7/1/12, Callable 7/1/02
               @102...............................        415
   1,695     Mortgage Finance Authority, Single
               Family Mortgage Refunding, Series
               A-2, 6.90%, 7/1/24, Callable 7/1/02
               @102...............................      1,772
     890     Mortgage Finance Authority, Single
               Family Mortgage Revenue, Series 95,
               AMT, 6.45%, 7/1/25, Callable 1/1/06
               @102, GNMA.........................        912
   1,000     Mortgage Finance Authority, Single
               Family Mortgage, AMT, 6.05%,
               7/1/16, Callable 7/1/07 @102,
               GNMA...............................      1,015
     290     Mortgage Finance Authority, Single
               Family Mortgage, Series A, AMT,
               7.80%, 3/1/21, Callable 9/1/99
               @102, FHA..........................        303
                                                     --------
                                                        8,465
                                                     --------
New York (0.8%):
   1,395     Mortgage Agency Revenue, Homeowner
               Mortgage, AMT, 7.75%, 10/1/23,
               Callable 4/1/01 @102...............      1,476
   2,500     New York City, Industrial Development
               Agency Revenue, Japan Airlines,
               AMT, 6.00%, 11/1/15, Callable
               11/1/04 @102, FHA..................      2,586
                                                     --------
                                                        4,062
                                                     --------

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
North Carolina (1.0%):
 $ 1,700     Housing Finance Agency, Single Family
               Revenue, Series O, AMT, 7.60%,
               3/1/21, Callable 1/1/98 @101.......   $  1,769
     475     Municipal Power Agency, Series B,
               6.00%, 1/1/20, Callable 7/10/97
               @100, MBIA.........................        475
   1,025     University of North Carolina, Series
               A, 5.30%, 5/15/12, Callable 5/15/07
               @101...............................      1,003
   1,425     University of North Carolina, Series
               B, 5.10%, 5/15/09, Callable 5/15/07
               @100...............................      1,441
                                                     --------
                                                        4,688
                                                     --------
North Dakota (0.8%):
   1,585     State Housing Finance Agency, Housing
               Finance Program, Series A, AMT,
               6.00%, 7/1/17, Callable 1/1/07
               @102...............................      1,603
     505     State Housing Finance Agency, Single
               Family Mortgage Revenue, Series
               95A, AMT, 7.40%, 7/1/15, Callable
               1/1/05 @102........................        534
   1,190     State Housing Finance Agency, Single
               Family Mortgage Revenue, Series A,
               AMT, 8.38%, 7/1/21, Callable 7/1/99
               @103, FHA..........................      1,251
     300     Student Loan, Series D, AMT, 5.95%,
               7/1/07, Callable 7/1/06 @100,
               AMBAC..............................        312
     300     Student Loan, Series D, AMT, 6.15%,
               7/1/09, Callable 7/1/06 @100,
               AMBAC..............................        312
                                                     --------
                                                        4,012
                                                     --------
Ohio (6.5%):
   1,000     Akron, Bath, Copley, Hospital
               Revenue, 7.00%, 1/1/12, ETM........      1,157
   4,500     Akron, Municipal Baseball Stadium,
               0.00%, 12/1/16, Callable 12/1/06
               @102...............................      3,661
   2,000     Cleveland, Stadium Project, 6.00%,
               11/15/08, AMBAC....................      2,178
   2,000     Cleveland, Stadium Project, 6.00%,
               11/15/09, AMBAC....................      2,168
   2,000     Cleveland, Stadium Project, 5.25%,
               11/15/10, Callable 11/15/07 @102,
               AMBAC..............................      2,001
   2,000     Cleveland, Waterworks Revenue, Series
               E, 6.00%, 1/1/17, Callable 8/1/97
               @100...............................      2,005
   1,000     Dayton, Special Facilities Revenue,
               Emery Air Freight Corp., 6.05%,
               10/1/09............................      1,033

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $   650     East Liverpool, Hospital Authority,
               Series 91B, 8.13%, 10/1/11,
               Callable 10/1/01 @102..............   $    712
   1,600     Forest Hills, Local School District,
               GO, 6.25%, 12/1/20, Callable
               12/1/06 @102, MBIA.................      1,711
   1,900     Hamilton County, Multi-Family Housing
               Revenue, AMT, 7.75%, 10/1/21,
               Callable 10/1/06 @102..............      1,918
   1,330     Housing Financial Agency, Single
               Family Mortgage Revenue, Series A,
               7.65%, 3/1/29, Callable 9/1/99
               @102, GNMA.........................      1,400
   1,595     Housing Financial Agency, Single
               Family Mortgage Revenue, Series D,
               7.00%, 9/1/11, GNMA................      1,689
   1,005     Housing Financial Agency, Single
               Family Mortgage Revenue, Series D,
               7.05%, 9/1/16, Callable 9/1/01
               @102, GNMA.........................      1,062
   2,500     State Educational Loan Revenue,
               Series A-1, AMT, 5.55%, 12/1/11,
               Callable 6/1/07 @102, AMBAC........      2,513
   1,000     Student Loan Funding Corp., Sub
               Series A, AMT, 6.10%, 8/1/07,
               Callable 8/1/03 @100...............      1,016
     600     University of Akron, General Receipts
               Revenue, 5.00%, 1/1/08, Callable
               1/1/07 @102, AMBAC.................        599
   1,000     University of Akron, General Receipts
               Revenue, 5.00%, 1/1/09, Callable
               1/1/07 @102, AMBAC.................        989
   1,455     University of Akron, General Receipts
               Revenue, 5.13%, 1/1/10, Callable
               1/1/07 @102, AMBAC.................      1,443
   1,000     University of Akron, General Receipts
               Revenue, 5.25%, 1/1/17, Callable
               1/1/07 @102, AMBAC.................        973
   1,200     Westlake, City School District,
               5.90%, 12/1/16, Callable 12/1/06
               @102...............................      1,239
                                                     --------
                                                       31,467
                                                     --------
Oklahoma (1.3%):
   2,730     Housing Finance Agency, Single Family
               Revenue, AMT, 7.05%, 9/1/26,
               Callable 9/1/06 @105...............      2,967
   3,000     Housing Finance Agency, Single Family
               Revenue, Series B-2, AMT, 7.63%,
               9/1/26, Callable 3/1/06 @105.......      3,292
                                                     --------
                                                        6,259
                                                     --------

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Oregon (0.7%):
 $   600     Eugene, Trojan Nuclear Project
               Revenue, 5.90%, 9/1/09, Callable
               7/10/97 @100.......................   $    600
   1,545     Portland, Housing Authority,
               Multi-Family Housing Revenue, AMT,
               6.13%, 5/1/17, Callable 5/1/00
               @100...............................      1,561
   1,055     State Housing & Community Services,
               Single Family Mortgage Revenue,
               Series 92G, AMT, 6.80%, 7/1/27,
               Callable 11/18/02 @102.............      1,104
                                                     --------
                                                        3,265
                                                     --------
Pennsylvania (2.2%):
     395     Chester County, Hospital Authority
               Revenue, 7.00%, 7/1/10, Callable
               8/1/97 @102........................        404
   1,000     Clarion County, Hospital Authority
               Revenue, 8.10%, 7/1/12, Callable
               7/1/99 @102........................      1,057
   2,000     Greene County, Industrial Development
               Authority, Pollution Control
               Revenue, 6.10%, 2/1/07, Callable
               7/10/97 @100.......................      2,001
   1,280     Housing Finance Agency, Single Family
               Mortgage, AMT, 6.75%, 10/1/08,
               Callable 10/1/05 @102..............      1,437
   2,550     Philadelphia, Gas Works Revenue,
               Series A, 6.38%, 7/1/14, Callable
               7/1/03 @102........................      2,672
   1,380     Pittsburgh, Urban Redevelopment
               Authority, Mortgage Revenue, Series
               A, AMT, 8.35%, 10/1/14, Callable
               10/1/97 @103.......................      1,428
     705     Pittsburgh, Urban Redevelopment
               Authority, Mortgage Revenue, Sidney
               Square, Project A, AMT, 6.10%,
               9/1/10, Callable 9/1/06 @102.......        735
     640     Pittsburgh, Urban Redevelopment
               Authority, Single Family Mortgage
               Revenue, Series C, AMT, 7.88%,
               12/1/16, Callable 12/1/98 @102,
               GNMA...............................        668
     250     Scranton-Lackawanna, Hospital
               Facilities Revenue, 7.25%, 7/1/99,
               Callable 7/1/98 @102, BIG..........        263
                                                     --------
                                                       10,665
                                                     --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Rhode Island (1.9%):
 $ 2,630     Housing & Mortgage Financial Corp.,
               Home Ownership Opportunity, AMT,
               6.15%, 4/1/17, Callable 10/1/06
               @102...............................   $  2,679
     500     Housing & Mortgage Financial Corp.,
               Home Ownership Opportunity, Series
               15-B, 6.00%, 10/1/04, Callable
               4/1/04 @102, MBIA..................        513
   1,000     Housing & Mortgage Financial Corp.,
               Home Ownership Opportunity, Series
               3A, 7.85%, 10/1/16, Callable
               10/1/00 @102.......................      1,055
     665     Housing & Mortgage Financial Corp.,
               Homeownership Opportunity, Series
               C-1, AMT, 6.80%, 10/1/23, Callable
               10/1/01 @102.......................        682
   4,500     State Capital Development, Series A,
               5.00%, 8/1/10, Callable 8/1/07
               @101, MBIA.........................      4,400
                                                     --------
                                                        9,329
                                                     --------
South Carolina (3.8%):
     655     Horry County, Airport Revenue, Series
               A, AMT, 5.60%, 7/1/17, Callable
               7/1/07 @102, FSA...................        649
   3,000     Piedmont, Municipal Power Agency,
               Electric Revenue Refunding, Series
               A, 6.60%, 1/1/21, Callable 1/1/98
               @100...............................      3,011
   5,000     Piedmont, Municipal Power Agency,
               Electric Revenue Refunding, Series
               B, 5.25%, 1/1/12, Callable 1/1/07
               @101.5, MBIA.......................      4,930
   6,175     Piedmont, Municipal Power Agency,
               Electric Revenue, Series A, 6.55%,
               1/1/16, Callable 1/1/98 @100.......      6,202
   1,000     Resource Authority, Local Government
               Program Revenue, Series A, 7.25%,
               6/1/20, Callable 6/1/00 @102.......      1,068
   2,500     State Housing Authority, Single
               Family Mortgage, Series B, 7.00%,
               7/1/11, Callable 7/1/02 @100, FHA,
               VA.................................      2,555
                                                     --------
                                                       18,415
                                                     --------

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
South Dakota (0.7%):
 $   400     Housing Development Authority,
               Homeowner Mortgage, Series D-1,
               AMT, 6.80%, 5/1/12, Callable 5/1/03
               @102...............................   $    421
   1,490     Student Loan Assistance Corp.,
               Student Loan Revenue, Series B,
               AMT, 7.63%, 8/1/06, Callable 8/1/99
               @102, MBIA.........................      1,574
   1,335     Student Loan Finance Corp., Student
               Loan Revenue, Series A, AMT, 6.65%,
               8/1/08, Callable 8/1/01 @102.......      1,391
                                                     --------
                                                        3,386
                                                     --------
Tennessee (1.6%):
     910     Bristol, Multi-Family Home Revenue,
               Shelby Heights Project, Series 97,
               6.10%, 3/1/12, Callable 3/1/07
               @101...............................        917
   2,000     Housing Development Agency,
               Homeownership Program, AMT, 7.38%,
               7/1/23, Callable 7/1/01 @102.......      2,095
     825     Housing Development Agency,
               Homeownership Program, Series P,
               7.70%, 7/1/16, Callable 7/1/00
               @103...............................        869
   1,305     Housing Development Agency,
               Homeownership Program, Series V,
               AMT, 7.65%, 7/1/22, Callable 7/1/01
               @102...............................      1,372
     665     La Follette, Housing Development
               Corp., Mortgage Revenue Refunding,
               Series A, 6.25%, 1/1/16, Callable
               7/1/05 @102, MBIA, FHA.............        682
     380     La Follette, Housing Development
               Corp., Mortgage Revenue Refunding,
               Series A, 6.37%, 1/1/20, Callable
               7/1/05 @102, MBIA, FHA.............        391
   1,285     Memphis Health, Educational & Housing
               Revenue Refunding, 7.37%, 1/20/27,
               Callable 1/20/02 @103, GNMA, FHA...      1,371
                                                     --------
                                                        7,697
                                                     --------
Texas (10.9%):
   1,580     Beaumont, Housing Finance Corp.
               Single Family Mortgage Revenue
               Refunding, 9.20%, 3/1/12, Callable
               9/1/01 @103........................      1,757
   1,765     Bexar County, Housing Finance Corp.,
               Residual Revenue, GO, 0.00%,
               3/1/15, Callable 1/1/99 @35.2......        585
     175     Cameron County, Housing Finance
               Corp., Single Family Housing
               Revenue Refunding, 6.20%, 3/1/13,
               Callable 9/1/02 @103, GNMA, FNMA...        179

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 2,500     Central Housing Finance Corp., Single
               Family Mortgage Revenue, Series A,
               0.00%, 9/1/16, ETM.................   $    840
   4,000     Dallas-Fort Worth, Regulation Airport
               Revenue, 6.10%, 11/1/07, Callable
               7/1/98 @100........................      4,007
   4,225     Dallas County, Housing Finance Corp.,
               Single Family Mortgage Revenue,
               0.00%, 1/1/17, FGIC................        645
   1,000     Dallas County, Improvement &
               Refunding, Series A, 6.50%,
               8/15/09, Callable 8/15/01 @100.....      1,075
     640     El Paso, Housing Finance Corp.,
               Single Family Mortgage Revenue
               Refunding, Series A, AMT, 8.75%,
               10/1/11, Callable 10/1/00 @100,
               FHA................................        711
     410     El Paso, Housing Finance Corp.,
               Single Family Mortgage Revenue,
               AMT, 7.75%, 9/1/19, Callable 9/1/98
               @103...............................        427
     450     El Paso, Housing Finance Corp.,
               Single Family Mortgage Revenue,
               AMT, 8.20%, 3/1/21, Callable 3/1/99
               @103...............................        472
   3,630     Fort Worth, Housing Finance Corp.,
               Home Mortgage Revenue Refunding,
               Series A, 8.50%, 10/1/11, Callable
               10/1/00 @100.......................      3,949
   1,465     Galveston, Property Finance
               Authority, Single Family Mortgage
               Revenue Refunding, Series A, 8.50%,
               9/1/11, Callable 9/1/01 @103.......      1,586
   1,000     Houston, Hotel Occupancy Tax Revenue,
               Series A, 7.00%, 7/1/15, Callable
               7/1/01 @100, FGIC..................      1,096
   2,365     Houston, Housing Financial Corp.,
               Single Family Mortgage Revenue
               Refunding, Series B-2, 0.00%,
               6/1/14, Callable 12/1/06 @58.......        676
   2,500     Houston, Single Family Mortgage
               Revenue, Series B-1, 8.00%, 6/1/14,
               Callable 12/1/06 @102..............      2,711
     855     Laredo, Housing Finance Corp., Single
               Family Mortgage Revenue, AMT,
               6.20%, 10/1/19, Callable 4/1/04
               @103, GNMA.........................        874
     730     Lubbock, Housing Finance Corp.,
               Single Family Mortgage Revenue,
               8.00%, 12/1/20, Callable 1/1/99
               @100, GNMA.........................        745

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,000     Lufkin, Health Facilities Development
               Corp, Health Systems Revenue
               Refunding, 6.50%, 2/15/06..........   $  1,053
     600     North Texas Higher Education
               Authority, Student Loan Revenue,
               Series D, 6.88%, 4/1/02, Callable
               4/1/00 @102, AMBAC.................        636
   9,000     Nueces County, Port Corpus Christi
               Authority, PCR, AMT, 6.88%, 4/1/17,
               Callable 4/1/02 @102...............      9,662
   7,100     Red River Authority, PCR, AMT, 6.88%,
               4/1/17, Callable 4/1/02 @102.......      7,638
   2,000     San Antonio, Hotel Occupancy Revenue,
               0.00%, 8/15/17, FGIC...............        643
   1,555     Southeast Texas Housing Finance
               Corp., Residual Revenue, Series A,
               0.00%, 11/1/14.....................        560
   1,500     State Department of Housing &
               Community Affairs, Multi-Family
               Housing Revenue, Series A, 6.30%,
               1/1/16, Callable 1/1/07 @102.......      1,535
     510     State Department of Housing &
               Community Affairs, Multi-Family
               Revenue, Series A, 5.90%, 7/1/06...        519
  10,060     State Department of Housing &
               Community Affairs, Single Family
               Revenue Refunding, Series A, 0.00%,
               3/1/15, Callable 8/1/97 @30........      3,089
   2,985     State Higher Education Coordinating
               Board, Student Loan Revenue, AMT,
               0.00%, 10/1/25, Callable 10/1/01
               @100...............................      2,668
     810     State Veterans Housing Assistance,
               AMT, 6.05%, 12/1/12, Callable
               12/1/02 @102.......................        823
     200     Travis County, Housing Finance Corp.,
               Residential Mortgage Revenue,
               Series A, 7.00%, 12/1/11, Callable
               12/1/01 @103.......................        212
     730     Travis County, Housing Finance Corp.,
               Single Family Mortgage Revenue
               Refunding, Series A, 6.25%, 4/1/19,
               Callable 4/1/99 @100, GNMA.........        756
   1,220     Winter Garden Housing Finance Corp.,
               Single Family Mortgage Revenue,
               AMT, 6.20%, 10/1/19, Callable
               4/1/99 @100, GNMA..................      1,243
                                                     --------
                                                       53,372
                                                     --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Utah (1.3%):
 $ 1,725     Provo City Housing Authority, Multi
               Family Revenue, 5.80%, 7/20/22,
               Callable 7/20/07 @102, GNMA........   $  1,720
   1,000     State Housing Finance Agency, Single
               Family Mortgage, AMT, 5.95%,
               7/1/09, Callable 1/1/07 @102,
               FHA................................      1,012
   1,125     State Housing Finance Agency, Single
               Family Mortgage, AMT, 6.25%,
               7/1/14, Callable 1/1/07 @102,
               FHA................................      1,153
   2,250     State Housing Finance Agency, Single
               Family Mortgage, Issue A-1, 6.00%,
               7/1/14, Callable 1/1/07 @102,
               FHA................................      2,269
     245     State Housing Finance Agency, Single
               Family Mortgage, Series A-1, 6.90%,
               7/1/12, Callable 1/1/03 @102,
               FHA................................        258
                                                     --------
                                                        6,412
                                                     --------
Virginia (1.1%):
   4,700     Metropolitan Washington D.C.
               Airports, Series B, AMT, 5.25%,
               10/1/11, Callable 10/1/07 @101,
               FGIC...............................      4,639
     755     Virginia Beach Development Authority,
               Multi-Family Housing Revenue, 2nd
               Mortgage, Series B, 8.75%, 1/15/09,
               Callable 7/15/97 @100..............        749
                                                     --------
                                                        5,388
                                                     --------
Washington (0.6%):
   2,750     State Public Power Supply, Nuclear
               Project No. 2, Revenue Refunding,
               Series B, 5.63%, 7/1/12, Callable
               7/1/03 @102, FSA...................      2,776
                                                     --------
West Virginia (1.3%):
     315     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/11............        129
     340     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/12............        129
     340     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/13............        119
     385     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/15............        115
     410     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/16............        112
   1,000     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/20............        205
   1,595     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/21............        306
   1,630     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/22............        292

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,665     Charleston, Common Parking Facilities
               Revenue, 0.00%, 12/1/23............   $    279
   8,370     Kanawha-Putnam County, Single Family
               Mortgage, Series A, 0.00%, 12/1/16,
               AMBAC..............................      2,826
   1,500     State Housing Development Fund,
               Housing Finance, AMT, 7.20%,
               11/1/20, Callable 5/1/02 @102,
               FHA................................      1,592
      60     State Housing Development Fund,
               Single Family Mortgage, 6.13%,
               7/1/13, Callable 7/1/97 @100,
               FHA................................         60
                                                     --------
                                                        6,164
                                                     --------
Wisconsin (0.5%):
     990     Housing & Economic Development, Home
               Ownership Revenue, AMT, 8.00%,
               3/1/21, Callable 9/1/00 @102,
               FHA................................      1,017
     440     State, Series A, 7.50%, 1/1/15,
               Callable 7/9/97 @101.5.............        448
   1,000     State, Series A, AMT, 7.50%, 1/1/21,
               Callable 7/1/00 @100...............      1,041
                                                     --------
                                                        2,506
                                                     --------
Wyoming (4.9%):
     120     Community Development Authority,
               Single Family Mortgage, Series A,
               6.88%, 6/1/14, Callable 6/1/01
               @102, FHA..........................        123
     350     Community Development Authority,
               Single Family Mortgage, Series E,
               AMT, 7.75%, 6/1/09, Callable
               11/30/98 @100.9....................        362
   4,400     Student Loan Corp., Student Loan
               Revenue, AMT, 4.00%, 12/1/05*......      4,400
   9,900     Student Loan Corp., Student Loan
               Revenue, AMT, Series A, 4.00%,
               12/1/45*...........................      9,899
   8,900     Student Loan Corp., Student Loan
               Revenue, Series A, AMT, 4.00%,
               2/1/32*............................      8,900
                                                     --------
                                                       23,684
                                                     --------
                             Total Municipal Bonds    480,539
                                                     --------
INVESTMENT COMPANIES (1.2%):
   5,672     Provident Municash...................      5,672
                                                     --------
                        Total Investment Companies      5,672
                                                     --------
                        Total (Cost--$476,532) (a)   $486,211
                                                     ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $486,664.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $74. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $10,279
                  Unrealized depreciation..................................................      (674)
                                                                                              -------
                  Net unrealized appreciation..............................................   $ 9,605
                                                                                              =======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

AMBAC     Insured by AMBAC Indemnity Corp.
AMT       Alternative Minimum Tax Paper
BIG       Insured by Bond Insurance Guarantee
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FHA       Insured by Federal Housing Authority
FNMA      Insured by Federal National Mortgage Association
FSA       Insured by Federal Security Assurance
GNMA      Insured by Government National Mortgage Association
GO        General Obligation
LOC       Letters of Credit
MBIA      Insured by Municipal Bond Insurance Association
PCR       Pollution Control Revenue
VA        Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS (98.6%):
Arizona (0.3%):
 $ 1,000     Tucson & Pima County, Single Family
               Mortgage Revenue, 0.00%, 12/1/14,
               ETM...............................   $    378
                                                    --------
Colorado (0.6%):
   2,000     El Paso County, Single Family
               Mortgage Revenue, 0.00%, 9/1/15,
               ETM...............................        718
                                                    --------
Kansas (0.8%):
   1,600     Kansas City, Single Family Mortgage
               Revenue, Series 1983 A, 0.00%,
               12/1/14, ETM......................        604
   1,000     Saline County, Single Family
               Mortgage Revenue, Series 1983 A,
               0.00%, 12/1/15, ETM...............        354
                                                    --------
                                                         958
                                                    --------
Kentucky (95.1%):
     225     Ashland Utility Refunding Revenue,
               6.65%, 4/1/04, Callable 10/1/97
               @102..............................        231
   1,500     Berea College Utility Revenue, AMT,
               5.90%, 6/1/17, Callable 6/1/07
               @102..............................      1,515
     200     Boone County, Certificates of
               Participation, Public Golf, 6.35%,
               11/15/02..........................        215
     200     Boone County, Certificates of
               Participation, Public Golf, 6.40%,
               11/15/03, Callable 11/15/02
               @102..............................        217
     250     Boone County, School District
               Finance Corp., School Building
               Revenue, 6.70%, 9/1/06, Callable
               9/1/01 @103.......................        275
     310     Boone County, School District
               Finance Corp., School Building
               Revenue, 7.10%, 8/1/07, Callable
               8/1/00 @103.......................        341
   1,000     Boone County, School District
               Finance Corp., School Building
               Revenue, 6.70%, 9/1/07, Callable
               9/1/01 @103.......................      1,097
     395     Boone County, School District
               Finance Corp., School Building
               Revenue, 7.10%, 8/1/08, Callable
               8/1/00 @103.......................        435
     230     Bowling Green, Key Municipal
               Projects Corp., Lease Revenue,
               7.20%, 10/1/01, Callable 4/1/99
               @102..............................        245
     280     Bowling Green, Key Municipal
               Projects Corp., Lease Revenue,
               7.40%, 10/1/04, Callable 4/1/99
               @102..............................        299
     250     Campbell & Kenton Counties,
               Sanitation District #1, Sanitation
               District Revenue, 7.10%, 8/15/99,
               Callable 8/15/97 @100.5...........        252

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   315     Campbell & Kenton Counties,
               Sanitation District #1, Sanitation
               District Revenue, 6.38%, 8/1/03,
               ETM...............................   $    330
     630     Campbell & Kenton Counties,
               Sanitation District #1, Sanitation
               District Revenue, 7.13%, 8/1/05,
               ETM...............................        662
     415     Clinton County, School District
               Finance Corp., School Building
               Revenue, 6.10%, 6/1/09, Callable
               6/1/02 @102.......................        439
     445     Clinton County, School District
               Finance Corp., School Building
               Revenue, 6.10%, 6/1/10, Callable
               6/1/02 @102.......................        469
     325     Clinton County, School District
               Finance Corp., School Building
               Revenue, 6.10%, 6/1/11, Callable
               6/1/02 @102.......................        342
     510     Clinton County, School District
               Finance Corp., School Building
               Revenue, 6.10%, 6/1/12, Callable
               6/1/02 @102.......................        535
     250     Danville, Hospital Revenue, Hospital
               Revenue Refunding, Esphraim
               McDowell Region, 6.20%, 4/1/98,
               FGIC..............................        254
     345     Danville, Hospital Revenue, Hospital
               Revenue Refunding, Esphraim
               McDowell Region, 6.40%, 4/1/00,
               FGIC..............................        363
     100     Danville, Multi-City Lease Revenue,
               Metro Sewer District, 6.35%,
               2/1/02, Prerefunded 2/1/01 @102,
               MBIA..............................        108
     225     Danville, Multi-City Lease Revenue,
               Metro Sewer District, 6.50%,
               2/1/04, Prerefunded 2/1/01 @102,
               MBIA..............................        245
     500     Daviess County, Hospital Revenue,
               Owensboro-Daviess County, 6.00%,
               8/1/04, Callable 8/1/02 @102,
               MBIA..............................        536
     500     Development Finance Authority,
               Hospital Revenue, Baptist
               Hospital, Inc., 6.88%, 9/1/99,
               ETM, BIG..........................        528
   4,500     Development Finance Authority,
               Hospital Revenue, Elizabeth,
               Med-A, 6.00%, 11/1/10, Callable
               11/1/01 @100, FGIC................      4,692
     500     Development Finance Authority,
               Pooled Loan Program, 6.80%,
               12/1/97, FGIC.....................        506
     500     Eastern Kentucky University,
               Revenue, 6.00%, 5/1/99, AMBAC.....        516

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   250     Eastern Kentucky University,
               Revenues Construction, Educational
               Buildings, Series 0, 6.70%,
               5/1/07, Callable 5/1/01 @102,
               AMBAC.............................   $    272
     655     Fayette County, School District
               Finance Corp., School Building
               Refunding Revenue, 6.00%, 5/1/02,
               Callable 5/1/00 @102..............        693
   1,255     Fayette County, School District
               Finance Corp., School Building
               Revenue, Series A, 5.35%, 1/1/13,
               Callable 1/1/07 @102..............      1,253
     200     Hardin County, Water District #1,
               Waterworks Refunding Revenue,
               6.70%, 9/1/05, Callable 3/1/01
               @102..............................        217
     180     Henderson Electric Light & Power
               Revenue, 5.70%, 3/1/03, Callable
               7/10/97 @100......................        180
   1,025     Higher Education Student Loan Corp.,
               Insured Student Loan Revenue,
               Series C, 6.50%, 6/1/02, GSL......      1,098
   1,500     Higher Education Student Loan Corp.,
               Insured Student Loan Revenue,
               Series C, AMT, 5.45%, 6/1/03,
               GSL...............................      1,540
   1,705     Higher Education Student Loan Corp.,
               Insured Student Loan Revenue,
               Series D, AMT, 7.00%, 12/1/06,
               Callable 12/1/01 @102, GSL........      1,861
     760     Housing Corp. Revenue, 7.40%,
               1/1/10, Callable 7/1/00 @102......        802
     500     Housing Corp. Revenue, Series A,
               5.40%, 1/1/05, Callable 7/1/03
               @102, FHA, FNMA, VA...............        517
     500     Housing Corp. Revenue, Series A,
               5.50%, 1/1/06, Callable 7/1/03
               @102, FHA, FNMA, VA...............        518
     500     Housing Corp. Revenue, Series A,
               5.60%, 1/1/07, Callable 7/1/03
               @102, FHA, FNMA, VA...............        518
     400     Housing Corp. Revenue, Series B,
               5.85%, 7/1/00, FHA, FNMA, VA......        414
     275     Housing Corp. Revenue, Series B,
               6.20%, 7/1/03, Callable 7/1/02
               @102, FHA, FNMA, VA...............        287
   1,745     Housing Corp. Revenue, Series D,
               5.80%, 7/1/13, Callable 7/1/06
               @102..............................      1,776
     410     Infrastructure Authority Revenue,
               Governmental Agencies Program
               Revenue, 5.25%, 8/1/04, Callable
               8/1/03 @102.......................        422
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   110     Infrastructure Authority Revenue,
               Governmental Agencies Program
               Revenue, 6.00%, 8/1/11, Callable
               8/1/01 @100.......................   $    112
     500     Infrastructure Authority Revenue,
               Governmental Agencies Program
               Revenue, 5.75%, 8/1/13, Callable
               8/1/03 @102.......................        508
     500     Infrastructure Authority Revenue,
               Governmental Agencies Program,
               Refunding Revenue, 5.40%, 8/1/06,
               Callable 8/1/03 @102..............        516
   1,000     Infrastructure Authority Revenue,
               Revolving Fund Program, Series E,
               6.40%, 6/1/04, Callable 6/1/01
               @102..............................      1,076
     710     Infrastructure Authority Revenue,
               Revolving Fund Program, Series E,
               6.50%, 6/1/05, Callable 6/1/01
               @102..............................        764
     250     Infrastructure Authority Revenue,
               Series G, 6.10%, 6/1/02...........        267
     250     Interlocal School Transportation
               Assoc., Equipment Lease Revenue,
               6.00%, 3/1/01.....................        263
     405     Interlocal School Transportation
               Assoc., Equipment Lease Revenue,
               6.00%, 3/1/02.....................        429
     135     Jefferson County, Capital Projects,
               7.70%, 6/1/01, Callable 12/1/97,
               ETM...............................        151
     500     Jefferson County, Capital Projects,
               First Mortgage Refunding Revenue,
               6.38%, 12/1/07, ETM...............        527
     725     Jefferson County, Capital Projects,
               Series A, 6.10%, 8/15/07, Callable
               2/15/03 @102......................        778
   1,000     Jefferson County, Capital Projects,
               Series A, 5.50%, 4/1/10, Callable
               4/1/06 @102, AMBAC................      1,022
   1,000     Jefferson County, Capital Projects,
               Series A, 5.50%, 4/1/11, Callable
               4/1/06 @102, AMBAC................      1,018
     500     Jefferson County, Health Facilities
               Revenue, Jewish Hospital
               Healthcare Services, Inc., 6.05%,
               5/1/02, AMBAC.....................        533
   1,000     Jefferson County, Health Facilities
               Revenue, Jewish Hospital
               Healthcare Services, Inc., 6.10%,
               5/1/03, Callable 5/1/02 @102,
               AMBAC.............................      1,076

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   300     Jefferson County, Health Facilities
               Revenue, Jewish Hospital
               Healthcare Services, Inc., 6.20%,
               5/1/04, Callable 5/1/02 @102,
               AMBAC.............................   $    324
     500     Jefferson County, Health Facilities
               Revenue, Jewish Hospital
               Healthcare Services, Inc., 6.38%,
               5/1/08, Callable 5/1/02 @102,
               AMBAC.............................        538
     930     Jefferson County, Health Facilities
               Revenue, Jewish Hospital
               Healthcare Services, Inc., 5.65%,
               1/1/10, Callable 1/1/07 @102......        951
   2,000     Jefferson County, Hospital Revenue,
               Alliant Hospital Systems, 6.20%,
               10/1/04, Callable 10/1/02 @102,
               MBIA..............................      2,171
     550     Jefferson County, Pollution Control
               Revenue, Louisville Gas & Electric
               Co., 7.45%, 6/15/15, Callable
               6/15/00 @102......................        601
   1,000     Jefferson County, School District
               Finance Corp., School Building
               Revenue, 6.00%, 1/1/04, Callable
               7/1/02 @102, MBIA.................      1,073
     625     Jefferson County, School District
               Finance Corp., School Building
               Revenue, 7.15%, 9/1/04,
               Prerefunded 9/1/00 @103...........        694
     675     Jefferson County, School District
               Finance Corp., School Building
               Revenue, 7.20%, 9/1/05,
               Prerefunded 9/1/00 @103...........        751
   1,430     Jefferson County, School District
               Finance Corp., School Building
               Revenue, 5.25%, 7/1/07, Callable
               7/1/05 @102, MBIA.................      1,471
   2,315     Junction City, College Revenue,
               Centre College Project, 5.70%,
               4/1/12, Callable 4/1/07 @102......      2,394
     500     Kenton County, Airport Revenue,
               International, Series AR-A, AMT,
               6.10%, 3/1/04, Callable 3/1/02
               @101, FSA.........................        531
   1,000     Kenton County, Airport Revenue,
               International, Series AR-A, AMT,
               6.20%, 3/1/05, Callable 3/1/02
               @101, FSA.........................      1,063
     500     Kenton County, Airport Revenue,
               International, Series B, AMT,
               5.75%, 3/1/07, Callable 3/1/03
               @102, FSA.........................        524
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   500     Kenton County, Airport Revenue,
               International, Series B, AMT,
               5.75%, 3/1/08, Callable 3/1/03
               @102, FSA.........................   $    520
     380     Kenton County, Public Properties
               Corp. Revenue, Community Health
               Care Facilities Project, 7.00%,
               10/1/06, Prerefunded 10/1/99
               @102..............................        410
     200     Kenton County, School District
               Finance Corp., School Building
               Revenue, 6.30%, 12/1/00...........        212
     100     Kenton County, School District
               Finance Corp., School Building
               Revenue, 6.50%, 12/1/02, Callable
               12/1/01 @102......................        110
     325     Kenton County, School District
               Finance Corp., School Building
               Revenue Refunding, 5.25%, 7/1/07,
               Callable 7/1/03 @102..............        334
     495     Kenton County, Water District,
               Waterworks Revenue, District #001,
               6.30%, 2/1/02, FGIC...............        532
   1,015     Kenton County, Water District,
               Waterworks Revenue, District #001,
               6.38%, 2/1/04, Callable 2/1/02
               @103, FGIC........................      1,110
     265     Lexington-Fayette Urban County
               Government, Economic Development
               Revenue, 7.54%, 12/1/03...........        265
     300     Lexington-Fayette Urban County
               Government, Educational Facilities
               Revenue, Transylvania University,
               7.15%, 2/1/00, Callable 2/1/99
               @102, MBIA........................        319
     250     Lexington-Fayette Urban County
               Government, Educational Facilities
               Revenue, Transylvania University,
               7.25%, 2/1/02, Callable 2/1/99
               @102, MBIA........................        265
     335     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Capital Projects Mortgage
               Revenue, 6.20%, 4/1/05,
               Prerefunded 4/1/02 @102...........        366
     355     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Capital Projects Mortgage
               Revenue, 6.30%, 4/1/06,
               Prerefunded 4/1/02 @102...........        389

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   380     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Capital Projects Mortgage
               Revenue, 6.40%, 4/1/07,
               Prerefunded 4/1/02 @102...........   $    418
     405     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Capital Projects Mortgage
               Revenue, 6.40%, 4/1/08,
               Prerefunded 4/1/02 @102...........        445
     425     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Capital Projects Mortgage
               Revenue, 6.40%, 4/1/09,
               Prerefunded 4/1/02 @102...........        467
     425     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Greenspace Project Revenue,
               6.75%, 12/1/05, Prerefunded
               12/1/00 @102......................        466
     240     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Greenspace Project Revenue,
               6.75%, 12/1/07, Prerefunded
               12/1/00 @102......................        263
     350     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Mortgage Revenue, 6.70%,
               2/1/02, Callable 2/1/00 @102......        376
     210     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Mortgage Revenue, 6.88%,
               2/1/06, Callable 2/1/00 @102......        225
     430     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Mortgage Revenue, 6.75%,
               7/1/07, Prerefunded 7/1/00 @102...        468
     500     Lexington-Fayette Urban County
               Government, Public Facilities
               Corp., Sewer System Revenue,
               6.35%, 7/1/07, Callable 7/1/02
               @102, MBIA........................        545
     240     Lexington-Fayette Urban County
               Government, School Building
               Revenue, 6.90%, 11/1/97...........        242
     250     Lexington-Fayette Urban County
               Government, School Building
               Revenue, 6.85%, 6/1/01, Callable
               12/1/99 @103......................        272
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   625     Lexington-Fayette Urban County
               Government, School Building
               Revenue, 7.00%, 6/1/04, Callable
               12/1/99 @103......................   $    683
   1,930     Lexington-Fayette Urban County
               Government, Sewer System Revenue,
               6.35%, 7/1/09, Callable 7/1/02
               @102, MBIA........................      2,102
     935     Lexington-Fayette Urban County
               Government, University of Kentucky
               Alumni Assoc., Inc., 6.50%,
               11/1/07, Callable 11/1/04 @102,
               MBIA..............................      1,046
   1,420     Louisville & Jefferson County,
               Airport Authority Revenue, AMT,
               6.00%, 7/1/10, Callable 7/1/07
               @102, MBIA........................      1,504
     200     Louisville & Jefferson County,
               Metropolitan Sewer District, Sewer
               Revenue, 6.25%, 6/1/99, ETM.......        208
     300     Louisville & Jefferson County,
               Metropolitan Sewer District, Sewer
               Revenue, 6.90%, 5/1/01,
               Prerefunded 5/1/99 @102, MBIA.....        320
     825     Louisville & Jefferson County, Sewer
               & Drain System Revenue, 6.40%,
               5/15/08, Callable 11/15/04 @102,
               AMBAC.............................        916
     205     Louisville Packaging Authority
               Revenue, 6.60%, 12/1/03, Callable
               6/1/01 @103.......................        224
     100     Louisville Public Properties Corp.
               Revenue, 6.25%, 5/1/98, Callable
               11/1/97 @101......................        102
     300     Louisville Public Properties Corp.
               Revenue, 6.00%, 4/1/04, Callable
               4/1/99 @102.......................        313
     300     Louisville Public Properties Corp.
               Revenue, 6.00%, 4/1/05, Callable
               4/1/99 @102.......................        314
     295     Louisville Public Properties Corp.,
               First Mortgage Revenue, 6.15%,
               12/1/05, Callable 12/1/02 @102....        318
     200     Louisville Public Properties Corp.,
               First Mortgage Revenue Refunding,
               6.40%, 12/1/07, Callable 12/1/02
               @102..............................        217
   1,000     Louisville Water Works Board, Water
               System Revenue, Louisville Water
               Co., 5.40%, 11/15/04, Callable
               11/15/00 @102.....................      1,035

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   500     Louisville Water Works Board, Water
               System Revenue, Louisville Water
               Co., 5.63%, 11/15/07, Callable
               11/15/00 @102.....................   $    520
   1,540     Louisville Water Works Board, Water
               System Revenue, Louisville Water
               Co., 5.75%, 11/15/09, Callable
               11/15/00 @102.....................      1,595
   1,530     Louisville Water Works Board, Water
               System Revenue, Louisville Water
               Co., 5.75%, 11/15/10, Callable
               11/15/00 @102.....................      1,577
   2,090     McCracken County, Hospital Revenue,
               Mercy Health System, 6.40%,
               11/1/07, Callable 11/1/04 @102,
               MBIA..............................      2,317
   1,000     McCracken County, Hospital Revenue,
               Mercy Health System, Series A,
               6.20%, 11/1/05, Callable 11/1/04
               @102, MBIA........................      1,096
     505     McCreary County, School District
               Finance Corp., School Building
               Revenue, 6.60%, 10/1/08, Callable
               10/1/01 @103......................        556
     215     Mercer County, School District
               Finance Corp., School Building
               Revenue, 6.38%, 12/1/07, Callable
               12/1/01 @103......................        231
     300     Morehead State University, Housing &
               Dining System Revenue, 6.10%,
               11/1/05, Callable 11/1/01 @102,
               AMBAC.............................        321
     200     Morehead State University, Housing &
               Dining System Revenue, Series M,
               6.30%, 11/1/08, Callable 11/1/01
               @102, AMBAC.......................        217
     215     Muhlenberg County, School District
               Finance Corp., School Building
               Revenue, 5.85%, 8/1/09, Callable
               8/1/02 @102.......................        224
     750     Muhlenberg County, School District
               Finance Corp., School Building
               Revenue, Second Series, 5.85%,
               8/1/10, Callable 8/1/02 @102......        779
     460     Murray State University Revenues,
               Series G, Second Series, 5.60%,
               5/1/07, Callable 5/1/03 @102......        478
     240     Murray State University, Educational
               Buildings Refunding Revenue,
               5.60%, 5/1/06, Callable 5/1/03
               @102..............................        250
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   530     Northern Kentucky University,
               Educational Buildings Revenue,
               6.10%, 5/1/06, Callable 5/1/02
               @102, AMBAC.......................   $    568
     300     Owensboro, Electric Light & Power
               Revenue, 6.75%, 1/1/03, ETM.......        319
     205     Paducah Electric Plant Board
               Revenue, 6.30%, 1/1/08, Callable
               1/1/01 @102, AMBAC................        220
     300     Paducah Waterworks Revenue, 6.10%,
               7/1/00, MBIA......................        316
     300     Paducah Waterworks Revenue, 6.60%,
               7/1/05, Callable 7/1/01 @102,
               MBIA..............................        325
   1,085     Perry County, School District,
               Financial Corp. School Building
               Revenue, 6.25%, 7/1/09, Callable
               7/1/02 @102.......................      1,157
     130     Richmond Water & Gas Revenue, 5.40%,
               12/1/99, ETM......................        134
     250     Richmond Water, Gas & Sewer Revenue
               Refunding Bonds, 6.50%, 6/1/99,
               ETM, MBIA.........................        261
     410     Rowan County, School Building
               Revenue, 6.35%, 6/1/03, Callable
               12/1/97 @103, MBIA................        425
     330     Scott County, School District
               Financial Corp., School Building
               Revenue, 7.10%, 12/1/02, Callable
               12/1/98 @103......................        353
     545     Shelby County, School District
               Financial Corp., School Building
               Revenue, 6.10%, 9/1/02, Callable
               9/1/01 @103.......................        582
     100     Shelby County, School District
               Financial Corp., School Building
               Revenue, 6.25%, 9/1/03, Callable
               9/1/01 @103.......................        108
     500     Shelby County, School District
               Financial Corp., School Building
               Revenue, 6.50%, 9/1/05, Callable
               9/1/01 @103.......................        549
     200     Shelby County, School District
               Financial Corp., School Building
               Revenue, 6.50%, 9/1/07, Callable
               9/1/01 @103.......................        217
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #26, 7.40%,
               6/1/00, Callable 12/1/98 @102.....      1,065
   2,300     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #50, 6.00%,
               2/1/10, Prerefunded 2/1/01 @100...      2,427

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,475     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #53, 6.25%,
               10/1/02, Callable 10/1/01 @102....   $  1,593
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #54, 5.10%,
               9/1/00............................      1,023
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #54, 5.90%,
               9/1/07, Callable 9/1/02 @102......      1,061
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #56, 5.70%,
               9/1/06, Callable 9/1/04 @102......      1,061
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #56, 5.80%,
               9/1/07, Callable 9/1/04 @102......      1,065
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #59, 5.30%,
               5/1/07, Callable 11/1/05 @102.....      1,030
   1,000     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Project #59, 5.38%,
               11/1/09, Callable 11/1/05 @102....      1,016
     275     State Property & Buildings
               Commission Revenues, Revenue
               Refunding, Toyota Corp., 6.40%,
               11/1/01...........................        296
     250     State Turnpike Authority, Economic
               Development, Recovery Road
               Revenue, 6.13%, 7/1/07, ETM.......        265
     500     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 7.13%,
               5/15/01, Prerefunded 5/15/00
               @101.5............................        545
     750     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 5.70%,
               1/1/03............................        787
   1,000     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 5.20%,
               7/1/03, AMBAC.....................      1,032
   1,000     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 5.40%,
               7/1/05, AMBAC.....................      1,040
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 1,000     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 7.38%,
               5/15/07, Prerefunded 5/15/00
               @101.5............................   $  1,097
   1,000     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 6.50%,
               7/1/08, AMBAC.....................      1,130
   1,000     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 5.50%,
               7/1/09, AMBAC.....................      1,045
   1,000     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 0.00%,
               1/1/10, FGIC......................        518
   2,600     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 5.63%,
               7/1/10, Callable 7/1/05 @102,
               AMBAC.............................      2,690
     500     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project, 5.75%,
               7/1/11, Callable 7/1/05 @102,
               AMBAC.............................        520
   2,750     State Turnpike Authority, Economic
               Development, Road Revenue,
               Revitalization Project S, 5.50%,
               7/1/08, AMBAC.....................      2,893
     250     State Turnpike Authority, Economic
               Development, Toll Road Revenue
               Refunding Bonds, 5.80%, 7/1/99,
               ETM...............................        258
     500     State Turnpike Authority, Resource
               Recovery Revenue, 6.63%, 7/1/08,
               ETM...............................        548
   1,000     State Turnpike Authority, Resource
               Recovery Revenue, 1985 Series A,
               6.00%, 7/1/09, Callable 7/16/97
               @100..............................      1,001
     225     State Turnpike Authority, Toll Road
               Revenue Refunding, 6.13%, 7/1/08,
               ETM...............................        240
     535     University of Kentucky Revenues,
               Community Colleges, Educational
               Buildings Revenue, 6.30%, 5/1/02,
               Callable 11/1/01 @102.............        575
   1,000     University of Kentucky Revenues,
               Community Colleges, Educational
               Buildings Revenue Bonds, 6.60%,
               5/1/01............................      1,076

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $   475     University of Kentucky Revenues,
               Community Colleges, Educational
               Buildings Revenue, Southeast,
               6.30%, 5/1/05, Callable 11/1/01
               @102..............................   $    511
     500     University of Louisville Revenues,
               Construction of Educational
               Buildings, Series I, Refunding
               Revenue, 5.40%, 5/1/07, Callable
               5/1/03 @102.......................        517
     500     University of Louisville Revenues,
               Construction of Educational
               Buildings, Series I, Refunding
               Revenue, 5.40%, 5/1/08, Callable
               5/1/03 @102.......................        512
     500     University of Louisville Revenues,
               Construction of Educational
               Buildings, Series I, Refunding
               Revenue, 5.40%, 5/1/09, Callable
               5/1/03 @102.......................        508
   1,000     University of Louisville,
               Educational Buildings Refunding
               Revenue, 5.38%, 5/1/06, Callable
               5/1/03 @102.......................      1,035
     330     Versailles County, Water & Sewer,
               6.30%, 12/1/09, Callable 12/1/01
               @103..............................        355
     305     Warren County, Water District
               Revenue, 7.13%, 1/1/03, Callable
               7/1/99 @103, MBIA.................        329
     715     Winchester Utilities Revenue, 7.45%,
               7/1/08, Prerefunded 7/1/98 @103,
               MBIA..............................        761
     280     Winchester Utilities Revenue, 7.45%,
               7/1/09, Prerefunded 7/1/98 @103,
               MBIA..............................        298
     950     Winchester Utilities Revenue, 5.30%,
               7/1/09, Callable 7/1/03 @102......        954
                                                    --------
                                                     118,834
                                                    --------
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana (0.9%):
 $ 3,000     Public Facilities Authority Revenue,
               Multi-Family, Series A, 0.00%,
               2/1/20, ETM.......................   $    823
   1,000     Public Facilities Authority Revenue,
               Series B, 0.00%, 12/1/19, ETM.....        284
                                                    --------
                                                       1,107
                                                    --------
Mississippi (0.6%):
   2,500     Home Corp., Residual Revenue, 0.00%,
               9/15/16, Callable 3/15/04 @ 41.6,
               ETM...............................        755
                                                    --------
Texas (0.3%):
   1,000     Central Housing Finance Corp.,
               Single Family Mortgage Revenue,
               Series A, 0.00%, 9/1/16, ETM......        336
                                                    --------
Total Municipal Bonds                                123,086
                                                    --------
INVESTMENT COMPANIES (0.3%):
     342     The One Group Municipal Money Market
               Fund, Fiduciary Class.............        342
                                                    --------
     Total Investment Companies                          342
                                                    --------
Total (Cost--$117,316) (a)                          $123,428
                                                    ========

------------

Percentages indicated are based on net assets of $124,783.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $6,112
                  Unrealized depreciation..................................................       --
                                                                                              ------
                  Net unrealized appreciation..............................................   $6,112
                                                                                              ======
AMBAC     Insured by AMBAC Indemnity Corp.
AMT       Alternative Minimum Tax Paper
BIG       Insured by Bond Insurance Guarantee
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FHA       Insured by Federal Housing Administration
FNMA      Insured by Federal National Mortgage Association
FSA       Insured by Federal Security Assurance
GSL       Guaranteed Student Loans
MBIA      Insured by Municipal Bond Insurance Association
VA        Veterans Administration

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS (98.7%):
California (0.6%):
 $ 1,000     Escondido Multifamily Housing
               Revenue, 5.40%, 1/1/27, Callable
               7/1/05 @101.5, FNMA...............   $  1,014
                                                    --------
Colorado (1.0%):
   2,810     El Paso County, Single Family
               Mortgage Revenue, Series A, 0.00%,
               5/1/15, ETM.......................      1,028
   1,890     Housing Finance Authority, Revenue,
               0.00%, 9/1/14, ETM................        724
                                                    --------
                                                       1,752
                                                    --------
Kansas (0.5%):
   1,000     Kansas City, Single Family Mortgage
               Revenue, Series 1983 A, 0.00%,
               12/1/14, ETM......................        378
   1,390     Saline County, Single Family
               Mortgage Revenue, Series 1983 A,
               0.00%, 12/1/15, ETM...............        491
                                                    --------
                                                         869
                                                    --------
Massachusetts (0.7%):
   1,000     State GO, 6.75, 8/1/09, Callable
               8/1/01 @102, AMBAC................      1,094
                                                    --------
Mississippi (0.6%):
   3,000     Home Corp., Residual Revenue, 0.00%,
               9/15/16, Callable 3/15/04 @41.6,
               ETM...............................        906
                                                    --------
Missouri (0.7%):
   1,000     State Health, 6.40%, 6/1/10, MBIA...      1,117
                                                    --------
Ohio (93.4%):
   1,000     Adams County, GO, School District,
               5.45%, 12/1/08, Callable 12/1/07
               @102, MBIA........................      1,039
   1,000     Air Quality Development Authority,
               Pollution Control Revenue, Ohio
               Edison, 7.45%, 3/1/16, Callable
               3/1/00 @102, FGIC.................      1,087
   1,045     Akron Sewer Systems, 5.30%, 12/1/05,
               MBIA..............................      1,085
   1,000     Akron Sewer Systems, 5.65%, 12/1/08,
               Callable 12/1/06 @102, MBIA.......      1,055
     820     Akron, Bath, Copley Ohio Hospital
               Revenue, 4.40%, 1/1/00, AMBAC.....        821
   1,000     Akron, Bath, Copley Ohio Hospital
               Revenue, 7.45%, 11/15/20,
               Prerefunded 11/15/00 @102, AMBAC..      1,116
   1,000     Allen County, Justice Center, 7.00%,
               12/1/15, Prerefunded 12/1/01 @101,
               AMBAC.............................      1,114
   3,000     Bexley School District, GO, 6.50%,
               12/1/16, Prerefunded 12/1/01
               @102..............................      3,294

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000     Big Walnut Ohio School District, GO,
               7.30%, 6/1/15, Prerefunded 6/1/01
               @102, AMBAC.......................   $  1,122
     725     Bowling Green State University,
               5.65%, 6/1/11, Callable 6/1/06
               @101, AMBAC.......................        749
   1,000     Butler County, Hospital Facilities,
               6.75%, 11/15/10, Callable 11/15/01
               @102, FGIC........................      1,088
     750     Cincinnati, GO, 6.75%, 12/1/00......        810
   2,775     Clermont County, Waterworks, 6.63%,
               12/1/15, Prerefunded 12/1/01 @102,
               AMBAC.............................      3,073
   4,500     Cleveland Public Power System,
               6.40%, 11/15/06, Callable 11/15/04
               @102, MBIA........................      5,000
   3,000     Cleveland Public Power System,
               0.00%, 11/15/11, MBIA.............      1,403
   2,000     Cleveland Waterworks, 5.50%, 1/1/13,
               MBIA..............................      2,062
   1,850     Cleveland Waterworks, Series F-92B,
               6.25%, 1/1/06, Callable 1/1/02
               @102, AMBAC.......................      1,986
   3,750     Cleveland Waterworks, Series F-92B,
               6.50%, 1/1/11, Callable 1/1/02
               @102, AMBAC.......................      4,068
      50     Cleveland Waterworks, Series F-92B,
               6.50%, 1/1/11, Prerefunded 1/1/02
               @102, AMBAC.......................         55
   1,000     Cleveland, GO, 6.88%, 7/1/09,
               Prerefunded 7/1/99 @102, MBIA.....      1,071
     500     Cleveland, GO, 7.50%, 8/1/07,
               Prerefunded 2/1/03 @100, AMBAC....        573
   1,000     Cleveland, GO, 6.38%, 7/1/12,
               Callable 7/1/02 @102, MBIA........      1,086
   1,225     Columbus Municipal Airport No.
               30-E-U, GO, 6.20%, 4/15/04,
               Callable 4/15/01 @100.............      1,295
   1,000     Columbus Sewer Improvements, GO,
               6.75%, 9/15/06, Callable 9/15/01
               @100..............................      1,097

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,285     Columbus Waterworks Enlargement No.
               44, GO, 6.00%, 5/1/11, Callable
               5/1/03 @102.......................   $  2,428
   1,000     Columbus Waterworks Enlargement No.
               44, GO, 6.00%, 5/1/12, Callable
               5/1/03 @102.......................      1,060
   1,000     Columbus, GO, 6.40%, 1/1/07,
               Callable 1/1/02 @102..............      1,088
   1,000     Cuyahoga County, Hospital Revenues,
               Series A, 5.50%, 1/15/10, Callable
               1/15/06 @102, MBIA................      1,024
   1,000     Cuyahoga County, Jail Facilities,
               GO, 7.00%, 10/1/13, Prerefunded
               10/1/01 @102......................      1,115
   1,500     Cuyahoga County, Public
               Improvements, GO, 6.70%, 10/1/10,
               Prerefunded 10/1/99 @102..........      1,609
   1,000     Delaware County, Library District,
               GO, 7.25%, 11/1/10, Prerefunded
               11/1/00 @102......................      1,113
   1,000     Delaware County, Sewer, GO, 5.60%,
               12/1/10, Callable 12/1/05 @101....      1,019
   1,000     Fairfield County, Hospital
               Improvement Revenue,
               Lancaster-Fairfield Community
               Hospital, 7.10%, 6/15/21,
               Prerefunded 6/15/01 @102, MBIA....      1,115
     500     Fairfield County, School District,
               GO, 7.75%, 12/1/09, Callable
               12/1/98 @102, AMBAC...............        536
   1,290     Franklin County, Hospital Revenue,
               Children's Hospital, 5.65%,
               11/1/08, Callable 11/1/06 @101....      1,354
   1,065     Franklin County, Hospital Revenue,
               Children's Hospital, 5.75%,
               11/1/09, Callable 11/1/06 @101....      1,117
     800     Franklin County, Hospital Revenue,
               Children's Hospital, 5.80%,
               11/1/10, Callable 11/1/06 @101....        836
   2,000     Franklin County, Hospital Revenue,
               Children's Hospital Project,
               Series A, 6.50%, 5/1/07, Callable
               11/1/02 @102......................      2,158
   1,000     Franklin County, Hospital Revenue,
               Children's Hospital Project,
               Series A, 6.60%, 11/1/11, Callable
               11/1/01 @102......................      1,102
   1,000     Franklin County, Hospital Revenue,
               Holy Cross Health, 7.65%, 6/1/10,
               Prerefunded 6/1/00 @102, AMBAC....      1,109
   2,500     Franklin County, Hospital Revenue,
               Holy Cross Health Systems, 4.15%,
               6/1/16*...........................      2,500
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000     Franklin County, Hospital Revenue,
               Riverside United, Series B, 7.60%,
               5/15/20, Prerefunded 5/15/00
               @102..............................   $  1,106
   1,000     Greater Cleveland Regional
               Transportation Authority, GO,
               5.60%, 12/1/11, Callable 12/1/06
               @101, FGIC........................      1,030
   1,600     Greene County, GO, 6.25%, 12/1/09,
               Callable 12/1/02 @102, AMBAC......      1,739
   1,000     Greene County, Water System, 6.85%,
               12/1/11, Callable 12/1/01 @102,
               AMBAC.............................      1,101
   1,500     Hamilton County Electric Systems,
               6.13%, 10/15/08, Callable 10/15/02
               @102, FGIC........................      1,613
   1,500     Hamilton County, Building
               Improvement & Refunding, Museum
               Center, GO, 6.50%, 12/1/09,
               Callable 12/1/01 @102.............      1,629
   1,500     Hamilton County, Hospital
               Facilities, Bethesda Hospital,
               Series A, 6.25%, 1/1/12, Callable
               1/1/03 @102.......................      1,565
   1,265     Hamilton County, Hospital
               Facilities, Christ Hospital,
               Series B, 6.63%, 1/1/06, Callable
               1/1/01 @100, FGIC.................      1,343
     380     Hamilton County, Sewer System,
               6.30%, 12/1/01, Prerefunded 6/1/01
               @102..............................        412
   1,000     Hamilton County, Sewer System
               Refunding & Improvements, Series
               A, 4.30%, 12/1/98, FGIC...........      1,005
   1,000     Hamilton Waterworks Water Utility
               Improvement, 6.40%, 10/15/07,
               Callable 10/15/01 @102, MBIA......      1,087
   1,250     Housing Finance Agency, Mortgage,
               Series A-1, 6.20%, 9/1/14,
               Callable 3/1/05 @102, GNMA........      1,301
   1,000     Huron County, Correctional Facility,
               Issue I, GO, 5.70%, 12/1/11,
               Callable 12/1/07 @102, MBIA.......      1,044
   1,000     Kent State University, 6.45%,
               5/1/12, Callable 5/1/02 @102,
               AMBAC.............................      1,087
   3,000     Lakewood Sanitation Sewer System,
               Special Obligation, 6.40%,
               12/1/11, Callable 12/1/01 @102....      3,220
   1,000     Logan County School District, GO,
               7.10%, 12/1/12, Prerefunded
               12/1/01 @101, AMBAC...............      1,118
   1,000     Lorain County, Hospital Revenue,
               6.00%, 9/1/05, MBIA...............      1,082

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000     Lorain County, Hospital Revenue,
               5.63%, 9/1/12, Callable 9/1/07
               @102, MBIA........................   $  1,027
   1,000     Marysville School District, GO,
               7.20%, 12/1/10, Callable 12/1/00
               @102, AMBAC.......................      1,110
   2,500     Middleburg Heights Hospital, 5.70%,
               8/15/10, Callable 8/15/08 @102,
               FSA...............................      2,611
   2,000     Montgomery County, Sisters of
               Charity, Series A, 6.50%, 5/15/08,
               Callable 5/15/01 @102, MBIA.......      2,150
   1,000     North Royalton, GO, 7.50%, 12/1/11,
               Callable 12/1/00 @102.............      1,106
   1,000     Northeast Ohio Regional Sewer
               District Wastewater, 6.50%,
               11/15/08, Prerefunded 11/15/01
               @101, AMBAC.......................      1,093
     980     Ohio Capital Corp. for Housing,
               5.60%, 1/1/07, Callable 7/1/03
               @102, MBIA........................      1,003
     710     Ohio Housing Finance, 7.50%, 9/1/10,
               Callable 9/1/00 @102, GNMA........        751
   1,805     Ohio State Natural Resources, GO,
               4.70%, 4/1/03.....................      1,823
   1,000     Ohio State University, University &
               College Improvements, 5.50%,
               12/1/03, Callable 12/1/02 @102....      1,051
     500     Olentangy Local School District, GO,
               7.75%, 12/1/11, BIG...............        628
     565     Olmstead Falls Ohio School District,
               GO, 6.85%, 12/15/11, Callable
               12/15/04 @102, FGIC...............        640
     500     Orrville Electric Revenue, 7.50%,
               12/1/10, Callable 12/1/98 @102,
               AMBAC.............................        533
   1,000     Ottawa County, GO, 7.00%, 9/1/11,
               Callable 9/1/01 @102, AMBAC.......      1,102
   1,000     Pickerington Local School District,
               GO, 7.00%, 12/1/13, Prerefunded
               12/1/00 @102, AMBAC...............      1,104
   2,600     Portage County, Robinson Memorial
               Hospital Project, 5.63%, 11/15/07,
               Callable 11/15/04 @102, MBIA......      2,741
   2,220     Rocky River City School District,
               School Improvements, GO, 6.90%,
               12/1/11, Callable 2/1/00 @102.....      2,441
   1,000     Saint Mary's Electric Systems
               Mortgage, 7.15%, 12/1/10, Callable
               2/1/00 @102, AMBAC................      1,109
   1,000     Sandusky City School District, GO,
               7.30%, 12/1/10, Callable 12/1/00
               @102..............................      1,101
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000     Shaker Heights City Schools, GO,
               7.10%, 12/15/10...................   $  1,157
   1,710     Springfield County, School District,
               GO, 0.00%, 12/1/12, AMBAC.........        751
   1,000     Springfield, GO, 6.88%, 9/1/06,
               Callable 9/1/01 @102, AMBAC.......      1,100
   1,000     State Building Authority, 7.35%,
               4/1/09, Prerefunded 4/1/00 @102,
               MBIA..............................      1,098
   2,000     State Building Authority, Adult
               Correctional Building, Series A,
               6.13%, 10/1/09, Callable 10/1/03
               @102..............................      2,141
   1,000     State Building Authority, Adult
               Correctional Building, Series A,
               5.50%, 4/1/13, Callable 4/1/07
               @101, AMBAC.......................      1,012
   1,000     State Building Authority, Highway
               Safety Building, 5.00%, 10/1/04,
               AMBAC.............................      1,020
     500     State Building Authority, Highway
               Safety Building, 7.75% 10/1/08,
               Prerefunded 10/1/98 @102..........        533
   1,000     State Building Authority, Highway
               Safety Building, 5.38%, 10/1/09,
               AMBAC.............................      1,022
   1,000     State Building Authority, State
               Correctional Facilities, Series A,
               6.50%, 10/1/01....................      1,082
   1,165     State Building Authority, State
               Facilities Transportation Building
               Fund, Series A, 6.50%, 9/1/09,
               Callable 9/1/04 @102, AMBAC.......      1,290
   1,000     State Building Authority, State
               Facilities, Administration
               Building Funds, Series A, 5.75%,
               10/1/06, Callable 10/1/04 @102,
               MBIA..............................      1,068
   2,000     State Building Authority, State
               Facilities, J. Rhodes, Series A,
               6.38%, 6/1/07, Callable 6/1/01
               @102..............................      2,142
   1,000     State Educational Loan Revenue,
               Series A-1, AMT, 5.40%, 12/1/09,
               Callable 6/1/07 @102, AMBAC.......      1,006
   1,750     State Elementary & Secondary
               Education, 5.63%, 12/1/06.........      1,852
   2,510     State Fresh Water Development, GO,
               5.80%, 6/1/11, Callable 6/1/05
               @102, AMBAC.......................      2,618
   1,000     State Higher Educational Facilities,
               Case Western, 7.63%, 10/1/08,
               Callable 10/1/97 @102.............      1,028

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000     State Higher Educational Facilities,
               Case Western, 7.13%, 10/1/14,
               Callable 10/1/00 @102.............   $  1,094
   1,000     State Higher Educational Facilities,
               University of Dayton, 7.25%,
               12/1/12, Callable 12/1/00 @102,
               FGIC..............................      1,099
   1,000     State Liquor Profits Revenue, 6.85%,
               9/1/00............................      1,076
   1,000     Strongsville, GO, 6.70%, 12/1/11,
               Callable 12/1/06 @102.............      1,122
     800     Toledo Sewer Revenue, 6.20%,
               11/15/02, AMBAC...................        866
   1,000     Toledo Sewer System Revenue, 7.38%,
               11/15/10, Callable 11/15/98 @102,
               MBIA..............................      1,064
   1,000     Toledo, GO, 5.63%, 12/1/11, Callable
               12/1/06 @102, AMBAC...............      1,035
   1,000     University of Akron, General
               Receipts, 5.00%, 1/1/00, LOC:
               AMBAC.............................      1,017
   1,000     University of Cincinnati, 7.30%,
               6/1/09, Prerefunded 6/1/99 @100...      1,058
   1,000     University of Cincinnati,
               Certificates of Participation,
               University & College Improvements,
               6.75%, 12/1/09, Callable 12/1/01
               @102, MBIA........................      1,094
   1,000     University of Cincinnati, General
               Receipts, 5.75%, 6/1/13, Callable
               6/1/06 @101.......................      1,032
   1,000     University of Cincinnati, General
               Receipts, Health & Hospital
               Improvements, 7.10%, 6/1/10,
               Callable 6/1/99 @102..............      1,073
   1,000     University of Cincinnati, General
               Receipts, University & College
               Improvements, 7.00%, 6/1/11,
               Prerefunded 6/1/01 @102...........      1,097
   1,000     University of Cincinnati, Series R2,
               Refund Bonds, 6.25%, 6/1/09,
               Callable 12/1/02 @102.............      1,101
   1,000     Water Development Authority,
               Pollution Control Facilities,
               5.50%, 12/1/09, Callable 6/1/05
               @101, MBIA........................      1,030
SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,500     Water Development Authority, Water
               Development Revenue, 7.00%,
               12/1/09, Callable 6/1/00 @102,
               ETM, AMBAC........................   $  1,729
   1,000     Westerville, Minerva Park & Blendon
               Joint Township, Saint Ann's
               Hospital, Series B, 6.80%,
               9/15/06, Callable 9/15/01 @102,
               AMBAC.............................      1,115
   2,750     Westerville, Minerva Park & Blendon
               Joint Township, Saint Ann's
               Hospital, Series B, 7.00%,
               9/15/12, Callable 9/15/01 @102,
               AMBAC.............................      3,126
     500     Westlake Ohio Safety, GO, 7.65%,
               12/1/08, Callable 12/1/98 @102....        535
     500     Wood County, 7.88%, 12/1/13,
               Prerefunded 12/1/98 @102, AMBAC...        536
   1,000     Worthington City School District,
               GO, 7.45%, 12/1/12, Prerefunded
               12/1/99 @102, MBIA................      1,094
                                                    --------
                                                     152,951
                                                    --------
Texas (0.5%):
   2,500     Southeast Texas Housing Financial
               Corp., 0.00%, 9/1/17, ETM, MBIA...        791
                                                    --------
Washington (0.7%):
   1,000     State, Series A & AT-6, GO, 6.25%,
               2/1/11............................      1,109
                                                    --------
Total Municipal Bonds                                161,603
                                                    --------
INVESTMENT COMPANIES (1.2%):
     766     Fidelity Ohio Tax Free Money Market
               Fund..............................        766
   1,116     The One Group Ohio Municipal Money
               Market Fiduciary Class............      1,116
                                                    --------
Total Investment Companies                             1,882
                                                    --------
Total (Cost--$153,990) (a)                          $163,485
                                                    ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $163,602.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $38. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $9,457
                  Unrealized depreciation..................................................       --
                                                                                              ------
                  Net unrealized appreciation..............................................   $9,457
                                                                                              ======

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements.The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

AMBAC     Insured by AMBAC Indemnity Corp.
AMT       Alternative Minimum Tax Paper
BIG       Insured by Bond Insurance Guarantee
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FNMA      Insured by Federal National Mortgage Association
FSA       Insured by Federal Security Assurance
GNMA      Insured by Government National Mortgage Association
GO        General Obligation
LOC       Letter of Credit
MBIA      Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS (98.9%):
Louisiana (98.9%):
 $ 1,165     Ascension Parish, Gravity Drain,
               Sales & Use Tax, 5.40%, 12/1/07,
               Callable 12/1/06 @100, FGIC.......   $  1,211
   1,230     Ascension Parish, Gravity Drain,
               Sales & Use Tax, 5.50%, 12/1/08,
               Callable 12/1/06 @100, FGIC.......      1,275
   2,500     Bastrop, Industrial Development
               Board, Pollution Control Revenue
               Refunding, International Paper Co.
               Project, 6.90%, 3/1/07, Callable
               3/1/02 @102.......................      2,727
     700     Baton Rouge, Public Improvements
               Sales & Use Tax, 6.85%, 8/1/00,
               Callable 8/1/99 @102, AMBAC.......        748
     800     Baton Rouge, Public Improvements
               Sales & Use Tax, 6.90%, 8/1/01,
               Callable 8/1/99 @102, AMBAC.......        854
     765     Baton Rouge, Public Improvements
               Sales & Use Tax, 6.38%, 8/1/09,
               Callable 8/1/01 @101.5, FSA.......        821
   2,000     Baton Rouge, Public Improvements
               Sales & Use Tax, Series A, 6.00%,
               8/1/04, Callable 8/1/01 @101.5,
               FSA...............................      2,122
     700     Bossier City, Public Improvements
               Sales & Use Tax, Revenue
               Refunding, 5.05%, 11/01/11,
               Callable 11/1/07 @100, FGIC.......        689
     805     Bossier City, Public Improvements
               Sales & Use Tax, Revenue
               Refunding, Series ST, 6.20%,
               11/1/07, Callable 11/1/01 @102,
               AMBAC.............................        863
     400     Bossier City, Public Improvements
               Sales & Use Tax, Series ST-1989,
               6.88%, 11/1/06, Callable 11/1/99
               @101.5, FGIC......................        430
     400     Bossier City, Public Improvements
               Sales & Use Tax, Series ST-1989,
               6.88%, 11/1/07, Callable 11/1/99
               @101.5, FGIC......................        430
     550     Bossier City, Public Improvements
               Sales & Use Tax, Series ST-1989,
               6.88%, 11/1/08, Callable 11/1/99
               @101.5, FGIC......................        591
   1,415     Caddo Parish, GO, Refunding, 5.25%,
               2/1/06, Callable 2/1/05 @100,
               MBIA..............................      1,453

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   750     Caddo Parish, GO, Refunding, 5.25%,
               2/1/08, Callable 2/1/05 @100,
               MBIA..............................   $    761
     470     Caddo Parish, Industrial
               Developement Board, Wal-Mart
               Stores, Inc. Project, 5.95%,
               11/1/07, Callable 11/1/97
               @101.5............................        478
     500     Calcasieu Parish, School District
               #22, Ward 3, Series A, GO, 7.10%,
               2/1/01, Callable 2/1/99 @100,
               BIG...............................        521
   1,500     De Soto Parish, Pollution Control
               Revenue, International Paper Co.
               Project--Series A, 5.05%,
               12/1/02...........................      1,539
     910     East Baton Rouge Parish, Sales & Use
               Tax, 5.80%, 2/1/09, Callable
               2/1/05 @101.5, FGIC...............        959
   2,280     East Baton Rouge Parish, Sales & Use
               Tax, Series A, 8.00%, 2/1/02,
               FGIC..............................      2,604
   1,085     East Baton Rouge Parish, Sales & Use
               Tax, Series ST, 5.15%, 2/1/05,
               Callable 2/1/03 @101.5............      1,105
     500     East Baton Rouge Parish, Sales & Use
               Tax, Series ST, 5.80%, 2/1/07,
               Callable 2/1/05 @101.5, FGIC......        534
   1,000     East Baton Rouge Parish, Sales & Use
               Tax, Series ST, 5.10%, 2/1/07,
               Callable 2/1/06 @101.5, FGIC......      1,017
     845     East Baton Rouge Parish, Sales & Use
               Tax, Series ST, 5.80%, 2/1/08,
               Callable 2/1/05 @101.5, FGIC......        896
   1,280     East Baton Rouge, Mortgage Finance
               Authority, Single Family Mortgage,
               Series B, 5.45%, 10/1/03, GNMA....      1,293
     500     East Baton Rouge, Parish Sales & Use
               Tax, 7.10%, 2/1/99, MBIA..........        522
     500     East Baton Rouge, Parish Sales & Use
               Tax, 7.10%, 2/1/00, Callable
               2/1/99 @101.5, MBIA...............        530
   1,390     Greater Baton Rouge Parking
               Authority, East Baton Rouge Parish
               Revenue, 6.38%, 7/1/03, Callable
               7/10/97 @100......................      1,393
   1,560     Houma Utilities Revenue, 6.13%,
               1/1/07, Callable 1/1/02 @102,
               FGIC..............................      1,671
     510     Housing Finance Agency, Mortgage
               Revenue, Series D-2, AMT, 6.10%,
               12/1/11, Callable 12/1/06 @102....        514
     665     Housing Finance Agency, Mortgage
               Revenue, Single Family A-1, 5.70%,
               6/1/15, Callable 6/1/05 @102......        677

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,205     Iberia Home Mortgage Authority,
               Single Family Mortgage Revenue
               Refunding, 7.38%, 1/1/11, Callable
               7/1/03 @103.......................   $  1,299
     400     Jefferson Parish, Construction
               Waterworks, District #2, 7.25%,
               1/15/00, Callable 7/15/97 @100....        406
   2,180     Jefferson Parish, Drain Sales Tax
               Revenue, 6.50%, 11/1/06, Callable
               11/1/01 @100, AMBAC...............      2,341
     315     Jefferson Parish, Home Mortgage
               Authority, Single Family Mortgage
               Revenue Refunding, Sub-Series B,
               4.50%, 6/1/13, Callable 12/1/03
               @102..............................        312
     500     Jefferson Parish, Refunding, GO,
               7.10%, 9/1/97, FGIC...............        503
     500     Jefferson Parish, Refunding, GO,
               7.40%, 9/1/99, Callable 9/1/97
               @100, FGIC........................        503
     250     Jefferson Parish, Refunding, GO,
               7.70%, 9/1/02, Callable 9/1/97
               @100, FGIC........................        252
   2,500     Jefferson Parish, School Board Sales
               & Use Tax, Revenue Refunding,
               6.05%, 2/1/02, MBIA...............      2,666
   1,270     Jefferson Parish, School Board Sales
               & Use Tax, Revenue Refunding,
               6.15%, 2/1/03, Callable 2/1/02
               @102, MBIA........................      1,370
   6,500     Jefferson Parish, School Board Sales
               & Use Tax, Revenue Refunding,
               6.25%, 2/1/08, Callable 2/1/02
               @102, MBIA........................      7,020
   4,920     Jefferson, Sales Tax District
               Special, Tax Revenue Refunding,
               Series A, 6.75%, 12/1/06, Callable
               12/1/02 @100, FGIC................      5,389
     880     Kenner, Sales & Use Tax Revenue
               Refunding, 5.75%, 6/1/06, Callable
               6/1/02 @103, FGIC.................        929
   1,000     Lafayette Parish, Refunding, GO,
               7.80%, 3/1/01, Callable 3/1/98
               @102, FGIC........................      1,043
     750     Lafourche Parish, Hospital Service,
               District #3, Hospital Revenue,
               5.50%, 10/1/04, Callable 10/1/03
               @102..............................        754
     650     Lafourche Parish, Water District #1,
               Water Revenue Refunding, 5.63%,
               1/1/01............................        670
     500     Lincoln Parish, School District #1,
               Ruston Refunding, 6.20%, 3/1/03,
               Callable 3/1/01 @100, MBIA........        526

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,465     Lincoln Parish, School District #1,
               Ruston Refunding, 6.40%, 3/1/05,
               Callable 3/1/01 @100, MBIA........   $  1,558
   1,000     Louisiana State University &
               Agriculture & Mechanical College,
               University Revenues, 6.00%,
               7/1/07, Callable 7/1/06 @102,
               MBIA..............................      1,081
   1,120     Louisiana State University &
               Agriculture & Mechanical College,
               University Revenues, 5.50%,
               7/1/13, Callable 7/1/06 @102,
               MBIA..............................      1,124
   1,220     Monroe Parish, Special School
               District, GO, 8.00%, 3/1/01,
               MBIA..............................      1,366
   1,300     Monroe Parish, Special School
               District, GO, 7.00%, 3/1/02,
               MBIA..............................      1,436
   1,390     Monroe Parish, Special School
               District, GO, 7.00%, 3/1/03,
               MBIA..............................      1,556
   1,230     Monroe Parish, Special School
               District, GO, 5.35%, 3/1/05,
               FGIC..............................      1,275
   1,320     Monroe Parish, Special School
               District, GO, 5.35%, 3/1/06,
               Callable 3/1/05 @100, FGIC........      1,364
     550     New Orleans, GO, Public Improvement,
               5.85%, 11/1/07, Callable 11/1/05
               @100, FGIC........................        583
   1,000     New Orleans, GO, Refunding, 5.88%,
               10/1/11, Callable 10/1/05 @101,
               AMBAC.............................      1,039
   3,250     New Orleans, GO, Refunding, 0.00%,
               9/1/17, AMBAC.....................      1,042
   1,000     Ouachita Parish, Hospital Service
               District #1, Glenwood Regional
               Medical Center, 5.70%, 5/15/16,
               Callable 5/15/10 @100, FSA........      1,015
   2,525     Ouachita Parish, Hospital Service
               District #1, Glenwood Regional
               Medical Center, Health Care
               Revenue, 7.50%, 7/1/06, Callable
               7/1/01 @102.......................      2,845
   2,000     Ouachita Parish, West School
               District, Refunding, Series A,
               6.50%, 3/1/03, Callable 3/1/01
               @102, FSA.........................      2,182
   2,695     Ouachita Parish, West School
               District, Refunding, Series A, GO,
               6.65%, 3/1/05, Callable 3/1/01
               @102, FSA.........................      2,929
   1,655     Ouachita Parish, West School
               District, Refunding, Series A, GO,
               6.70%, 3/1/06, Callable 3/1/01
               @102, FSA.........................      1,799
   1,440     Plaquemines Parish, GO, Refunding,
               6.40%, 8/1/04, Callable 8/1/01
               @102, AMBAC.......................      1,566

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   420     Plaquemines Parish, Sales & Use Tax,
               6.70%, 12/1/08, Callable 12/1/01
               @102..............................   $    449
     410     Plaquemines Parish, Sales & Use Tax,
               6.70%, 12/1/09, Callable 12/1/01
               @102..............................        436
     605     Plaquemines Parish, School Board,
               Sales & Use Tax, 6.65%, 3/1/05,
               Callable 3/1/02 @102..............        658
   2,280     Public Facilities Authority Revenue,
               Alton Ochsner Medical Foundation,
               Series A, 6.30%, 5/15/04, Callable
               5/15/02 @102, MBIA................      2,473
   1,000     Public Facilities Authority Revenue,
               Alton Ochsner Medical Project,
               Series B, 5.75%, 5/15/11, Callable
               5/15/02 @100, MBIA................      1,020
   1,000     Public Facilities Authority Revenue,
               Indexed Caps, 5.88%, 2/15/11,
               Callable 2/15/03 @102, FGIC.......      1,040
   1,000     Public Facilities Authority Revenue,
               Lafayette General Medical Center
               Project, Hospital Revenue, 6.05%,
               10/1/04, Callable 10/1/02 @102,
               FSA...............................      1,075
   1,960     Public Facilities Authority Revenue,
               Loyola University, 6.60%, 4/1/05,
               Callable 4/1/02 @102..............      2,150
   2,525     Public Facilities Authority Revenue,
               Loyola University Project, 5.63%,
               10/1/10, Callable 10/1/07 @102,
               MBIA..............................      2,615
     500     Public Facilities Authority Revenue,
               Loyola University Project, Series
               A, 7.20%, 10/1/00, Callable
               10/1/99 @102......................        540
   1,135     Public Facilities Authority Revenue,
               Mary Bird Perkins Cancer Center,
               5.50%, 1/1/04, FSA................      1,182
   5,000     Public Facilities Authority Revenue,
               Multi-Family, Series A, 0.00%,
               2/1/20, ETM.......................      1,371
     500     Public Facilities Authority Revenue,
               Our Lady of Lake Regional, Series
               C, Healthcare Revenue, 5.70%,
               12/1/04, Callable 12/1/01 @102,
               MBIA..............................        525
   7,500     Public Facilities Authority Revenue,
               Series B, 0.00%, 12/1/19, ETM.....      2,132
     110     Public Facilities Authority Revenue,
               Sisters of Mercy, 7.38%, 6/1/09,
               Callable 6/1/99 @102..............        118
   2,145     Public Facilities Authority Revenue,
               Tulane University, 6.25%, 7/15/06,
               Callable 7/15/01 @102.............      2,286

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   735     Public Facilities Authority Revenue,
               Tulane University, 5.55%, 10/1/07,
               Callable 10/1/06 @102, AMBAC......   $    775
   1,605     Public Facilities Authority Revenue,
               Tulane University, 5.75%, 10/1/09,
               Callable 10/1/06 @102, AMBAC......      1,693
     300     Public Facilities Authority Revenue,
               Tulane University, Series A,
               7.50%, 5/15/00, Callable 5/15/98
               @102..............................        315
     325     Public Facilities Authority Revenue,
               Tulane University, Series A1,
               5.80%, 2/15/04, Callable 2/15/03
               @102, FGIC........................        345
     170     Public Facilities Authority Revenue,
               Tulane University, Series B,
               7.20%, 8/15/98, Callable 8/15/97
               @102..............................        174
     300     Public Facilities Authority Revenue,
               Tulane University, Series C,
               7.20%, 8/15/98, Callable 8/15/97
               @102..............................        307
     500     Public Facilities Authority Revenue,
               Womens Hospital Foundation,
               Healthcare Revenue, 6.00%,
               10/1/10, FSA......................        534
     500     Public Facilities Authority Revenue,
               Womens Hospital Foundation,
               Healthcare Revenue, 7.20%,
               10/1/97, FGIC.....................        504
   1,235     Public Facilities Authority Revenue,
               Womens Hospital Foundation,
               Healthcare Revenue, 6.85%,
               10/1/05, Callable 10/1/02 @102....      1,386
     730     Public Facilities Authority Revenue,
               Womens Hospital Foundation,
               Healthcare Revenue, 5.40%,
               10/1/05, Callable 10/1/04 @102,
               FGIC..............................        757
   1,715     Public Facilities Authority Revenue,
               Womens Hospital Foundation,
               Healthcare Revenue, 5.50%,
               10/1/06, Callable 10/1/04 @102,
               FGIC..............................      1,788
     500     Rapides Parish, Consolidated School
               District #62, GO, 7.25%, 4/1/00,
               Callable 4/1/99 @100, MBIA........        526
     670     Rapides Parish, School District #11,
               Rigolette--Series 1990, GO, 6.90%,
               2/1/01, Callable 2/1/00 @100,
               FGIC..............................        711

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 1,475     Rapides Parish, School District #11,
               Rigolette--Series 1990, GO, 6.95%,
               2/1/02, Callable 2/1/00 @100,
               FGIC..............................   $  1,563
   2,350     Saint Charles Parish, School
               District #1, GO, 6.45%, 3/1/06,
               Callable 3/1/02 @100, AMBAC.......      2,520
     480     Shreveport, GO, 6.20%, 3/1/02,
               Callable 3/1/01 @100, AMBAC.......        507
     500     Shreveport, GO, 6.70%, 2/1/03,
               Prerefunded 2/1/00 @100, AMBAC....        530
     480     Shreveport, GO, 5.90%, 2/1/07,
               Callable 2/1/03 @100..............        501
     930     Shreveport, Water & Sewer Revenue,
               Series A, 7.75%, 12/1/02, FGIC....      1,073
     500     Shreveport, Water & Sewer Revenue,
               Series A, 6.25%, 12/1/03, FGIC....        546
   1,000     South Port Community, Port Revenue
               Refunding, Cargill, Inc. Project,
               5.85%, 4/1/17, Callable 4/1/07
               @102..............................      1,016
     750     St. Charles Parish, Public
               Improvements Sales Tax, Refunding,
               6.60%, 11/1/07, Callable 11/1/99
               @102..............................        795
     870     St. John Baptist Parish, School
               District #1, GO, 6.25%, 3/1/05,
               Callable 3/1/02 @100..............        914
     750     St. Landry Parish, Consolidated
               School District #1, GO, 6.10%,
               5/1/07, Callable 5/1/01 @100,
               MBIA..............................        783
   1,815     St. Tammany Parish, Hospital
               Service, District #1, Hospital
               Revenue, 6.30%, 7/1/07, Callable
               7/1/02 @102.......................      1,914
     300     St. Tammany Parish, Refunding, GO,
               7.40%, 3/1/98, FGIC...............        307
   1,000     St. Tammany Parish, Sales & Use Tax,
               District #3, Series A, 6.50%,
               12/1/02, Callable 12/1/99 @102,
               FGIC..............................      1,066
   1,000     St. Tammany Parish, Sales & Use Tax,
               District #3, Series A, 6.50%,
               12/1/03, Callable 12/1/99 @102,
               FGIC..............................      1,069
     750     St. Tammany Parish, Sales & Use Tax,
               District #3, Series A, 6.50%,
               12/1/05, Callable 12/1/99 @102,
               FGIC..............................        799
     400     St. Tammany Parish, School District
               #12, GO, 6.50%, 3/1/04, Callable
               3/1/01 @100, FGIC.................        424
   1,665     Stadium & Exposition District, Hotel
               Occupancy, Tax & Stadium Revenue,
               5.65%, 7/1/07, Callable 7/1/04
               @102, FGIC........................      1,758

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 3,020     State Energy & Power Authority,
               Power Project Revenue Refunding--
               Rodemacher Unit #2, 6.75%, 1/1/08,
               Callable 1/1/01 @102, FGIC........   $  3,276
     800     State Gas & Fuels Tax Revenue,
               Series A, 7.20%, 11/15/99.........        850
   1,500     State Gas & Fuels Tax Revenue,
               Series A, 7.25%, 11/15/04,
               Callable 11/15/99 @102............      1,619
   2,750     State GO, 7.10%, 9/1/03, Callable
               9/1/00 @102, FSA..................      3,022
   4,000     State GO, Refunding, Series A,
               6.00%, 8/1/04, FGIC...............      4,316
   2,875     State GO, Refunding, Series A,
               5.80%, 08/01/10, MBIA.............      3,070
   3,000     State GO, Refunding, Series B,
               5.63%, 8/1/13, MBIA...............      3,116
   3,000     State GO, Series A, 6.50%, 4/15/06,
               FGIC..............................      3,356
     430     State GO, Series A, 6.00%, 5/1/08,
               Callable 5/1/04 @102, AMBAC.......        461
     500     State GO, Series A, 6.10%, 5/1/11,
               Callable 5/1/04 @102, AMBAC.......        530
     400     State Offshore Terminal Authority,
               Deepwater Port Revenue, Refunding,
               1st Stage, Series B, 6.00%,
               9/1/01............................        418
     600     State Offshore Terminal Authority,
               Deepwater Port Revenue, Refunding,
               1st Stage, Series B, 6.10%,
               9/1/02............................        634
   1,325     State Offshore Terminal Authority,
               Deepwater Port Revenue, Refunding,
               1st Stage, Series B, 6.25%,
               9/1/04............................      1,424
     150     Sulphur Public Improvements, Sales &
               Use Tax, Series B, 6.00%, 3/1/00,
               Callable 9/1/97 @100, MBIA........        150
     615     Sulphur Public Improvements, Sales &
               Use Tax, Series B, 6.00%, 3/1/01,
               Callable 9/1/97 @100, MBIA........        617
   1,435     Tangipahoa Parish, Consolidated
               School District #1, Refunding, GO,
               6.15%, 12/1/07, Callable 12/1/02
               @100..............................      1,521
   1,250     Tangipahoa Parish, Hospital Service
               District #1, Hospital Revenue
               Refunding, 6.13%, 2/1/14, Callable
               2/1/04 @102, AMBAC................      1,309
   1,285     Terrebonne Parish, Hospital Service
               District #1, Hospital Revenue
               Refunding, Terrebonne General
               Medical Center Project, 7.40%,
               4/1/03, Callable 4/1/98 @102,
               BIG...............................      1,339

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $   500     Terrebonne Parish, Waterworks
               District #1, Water Revenue, 5.75%,
               11/1/08, Callable 11/1/03 @102,
               FGIC..............................   $    527
     690     Terrebonne Parish, Waterworks
               District #1, Water Revenue
               Refunding, 5.70%, 11/1/06,
               Callable 11/1/03 @102, FGIC.......        732
     555     Vermilion Parish, Hospital Service,
               District #2, Health Care Revenue
               Refunding, Series A, 6.35%,
               5/1/00, MBIA......................        585
                                                    --------
     Total Municipal Bonds                           163,813
                                                    --------

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
INVESTMENT COMPANIES (0.2%):
 $   339     The One Group Municipal Money Market
               Fund, Fiduciary Class.............   $    339
                                                    --------
     Total Investment Companies                          339
                                                    --------
Total (Cost--$157,802) (a)                          $164,152
                                                    ========

------------

Percentages indicated are based on net assets of $165,671.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $6,355
                  Unrealized depreciation..................................................       (5)
                                                                                              ------
                  Net unrealized appreciation..............................................   $6,350
                                                                                              ======
AMBAC     Insured by AMBAC Indemnity Corp.
AMT       Alternative Minimum Tax Paper
BIG       Insured by Bond Insurance Guarantee
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FSA       Insured by Federal Security Assurance
GO        General Obligation
GNMA      Government National Mortgage Association
MBIA      Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
MUNICIPAL BONDS (98.5%):
Arizona (0.5%):
 $   500     Flagstaff, GO, 8.50%, 7/1/97, FGIC...   $   500
                                                     -------
Hawaii (0.4%):
     400     Hawaii State, GO, Series B, 8.13%,
               2/1/00.............................       436
                                                     -------
Ohio (0.9%):
     500     Columbus, GO, 8.13%, 5/1/04..........       602
     250     Public Community Facilities, Higher
               Education Cap, Series II-B, 5.38%,
               11/1/00, AMBAC.....................       259
                                                     -------
                                                         861
                                                     -------
Puerto Rico (1.1%):
   1,000     Puerto Rico Industrial Tourist
               Educational, Medical and
               Environmental Control Facilities,
               Auxilio Mutuo Hospital Obligation
               Group, 5.80%, 7/1/06, Callable
               1/1/05 @102, MBIA..................     1,077
                                                     -------
Rhode Island (0.2%):
     200     State Construction Capital
               Development, GO, Series B, 6.00%,
               5/15/98............................       204
                                                     -------
Virginia (0.2%):
     200     State Public School Authority
               Revenue, Series A, 6.30%, 8/1/01...       215
                                                     -------
West Virginia (95.2%):
     515     Berkeley County, Building Community,
               Hospital Revenue, City Hospital
               Project, 5.25%, 11/1/97............       517
     200     Berkeley County, Building Community,
               Hospital Revenue, City Hospital
               Project, 5.40%, 11/1/98............       203
   1,000     Berkeley County, Building Community,
               Hospital Revenue, City Hospital
               Project, 6.50%, 11/1/09, Callable
               11/1/02 @102.......................     1,057
   1,000     Berkeley County, Education Board, GO,
               5.50%, 4/1/01......................     1,036
     800     Berkeley County, Education Board, GO,
               5.55%, 4/1/02......................       833
     900     Berkeley County, Education Board, GO,
               5.60%, 4/1/03......................       942
     500     Berkeley County, Education Board, GO,
               5.00%, 6/1/08, Callable 6/1/05
               @100, FGIC.........................       501
   1,525     Brooke Pleasants Tyler Wetzed
               Counties, Single Family Mortgage
               Revenue, 7.40%, 8/15/10, ETM.......     1,824
     225     Cabell County, Education Board, GO,
               6.10%, 5/1/99, MBIA................       233
   1,000     Cabell County, Education Board, GO,
               4.20%, 5/1/99......................       998
     150     Cabell County, Education Board, GO,
               6.20%, 5/1/00, MBIA................       158

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000     Cabell County, Education Board, GO,
               5.00%, 5/1/00......................   $ 1,016
   1,670     Cabell County, Education Board, GO,
               6.60%, 5/1/04, MBIA................     1,861
   1,500     Cabell County, Education Board, GO,
               6.00%, 5/1/06, MBIA................     1,630
     100     Charles Town Residential Mortgage,
               Revenue, Series A, 5.40%, 9/1/02...       103
     100     Charles Town Residential Mortgage,
               Revenue, Series A, 5.55%, 3/1/03...       103
     105     Charles Town Residential Mortgage,
               Revenue, Series A, 5.70%, 9/1/04,
               Callable 3/1/03 @102...............       109
   1,555     Charleston Building Community,
               Parking Facility Revenue, Capital
               Appreciation, 0.00%, 12/1/17.......       414
   1,570     Charleston Building Community,
               Parking Facility Revenue, Capital
               Appreciation, 0.00%, 12/1/18.......       392
   1,570     Charleston Building Community,
               Parking Facility Revenue, Capital
               Appreciation, 0.00%, 12/1/19.......       367
   1,000     Charleston Building Community,
               Parking Facility Revenue,
               Charleston Town Center, 6.00%,
               12/1/10............................     1,009
   1,010     Charleston Parking Revenue, Series B,
               6.75%, 6/1/08, Callable 12/1/04
               @102...............................     1,129
     500     Clarksburg Water Revenue, Asset
               Guaranty, 5.00%, 9/1/97............       501
     790     Fairmont Waterworks, 5.30%, 7/1/09,
               Callable 7/1/07 @102, MBIA.........       799
     925     Fairmont Waterworks, 5.50%, 7/1/12,
               Callable 7/1/07 @102, MBIA.........       937
   2,500     Harrison County, Board of Education,
               GO, 6.40%, 5/1/07, FGIC............     2,805
   2,000     Harrison County, Community Special
               Obligation, Series A, 6.25%,
               5/15/10, ETM.......................     2,210
   1,500     Harrison County, Education Board, GO,
               6.30%, 5/1/05, FGIC................     1,652
      95     Huntington Residential Mortgage
               Revenue Refunding, 6.30%, 9/1/98...        98
     735     Jackson County, Residential Mortgage
               Revenue, 7.38%, 6/1/10, Callable
               12/1/97 @100, FGIC, ETM............       863
   1,000     Kanawha County, Community Building
               Revenue, Charleston Hospital,
               7.50%, 11/1/08, Prerefunded 11/1/99
               @102, AMBAC........................     1,092

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 2,910     Kanawha Mercer Nicholas Counties
               Single Family Mortgage Revenue,
               0.00%, 2/1/15, Prerefunded 2/1/14
               @89.8..............................   $ 1,051
   4,435     Kanawha-Putnam County, Single Family
               Mortgage, Series A, 0.00%, 12/1/16,
               AMBAC, ETM.........................     1,497
   1,696     Keyser Housing Corp. Mortgage
               Revenue, 7.25%, 4/1/21, Callable
               7/24/97 @101.5, FHA................     1,722
     265     Marion County, Single Family Mortgage
               Revenue, 7.05%, 8/1/98, FGIC,
               ETM................................       274
   1,065     Marion County, Single Family Mortgage
               Revenue, 7.38%, 8/1/11, FGIC,
               ETM................................     1,265
     150     Marshall County, Special Obligation,
               5.60%, 5/15/98, ETM................       152
     500     Marshall County, Special Obligation,
               6.50%, 5/15/10, ETM................       555
   1,000     Monongalia County, Board of
               Education, GO, 7.00%, 4/1/03,
               MBIA...............................     1,124
     440     Monongalia County, Board of
               Education, GO, 7.00%, 4/1/04,
               MBIA...............................       500
     300     Monongalia County, Board of
               Education, GO, 7.00%, 4/1/05,
               MBIA...............................       344
     610     Morgantown Waterworks & Sewer System,
               4.40%, 10/1/97, FGIC...............       611
   1,295     Parkersburg Waterworks & Sewer System
               Revenue, 5.50%, 3/1/10, Callable
               9/1/06 @102, FSA...................     1,331
   1,335     Parkersburg Waterworks & Sewer System
               Revenue, 5.50%, 9/1/10, Callable
               9/1/06 @102, FSA...................     1,373
   2,610     Pleasants County, Pollution Control
               Revenue, Monongahela Power, 6.38%,
               11/1/07, Callable 7/24/97 @100.....     2,612
   1,000     Pleasants County, Pollution Control
               Revenue, Potomac Power, 6.15%,
               5/1/15, Callable 5/1/05 @102,
               MBIA...............................     1,057
   1,750     Pleasants County, Pollution Control
               Revenue, Potomac Power, 6.15%,
               5/1/15, Callable 5/1/05 @102,
               AMBAC..............................     1,845
   1,000     Pleasants County, Pollution Control
               Revenue, West Penn Power, 6.15%,
               5/1/15, Callable 5/1/05 @102,
               AMBAC..............................     1,057
     200     Raleigh Fayette & Nicholas Counties,
               Special Obligation, 5.40%,
               8/1/97.............................       200
   1,000     School Building Authority Revenue
               Capital Improvement, 6.00%, 7/1/98,
               MBIA...............................     1,021
   1,500     School Building Authority Revenue
               Capital Improvement, 5.25%, 7/1/99,
               MBIA...............................     1,533

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,750     School Building Authority Revenue
               Capital Improvement, 6.25%, 7/1/01,
               MBIA...............................   $ 1,873
   1,000     School Building Authority Revenue
               Capital Improvement, 5.50%, 7/1/11,
               Callable 7/1/07 @102, AMBAC........     1,020
     800     School Building Authority Revenue
               Capital Improvement, Series B,
               6.80%, 7/1/00, MBIA................       858
   1,000     School Building Authority Revenue
               Capital Improvement, Series B,
               6.90%, 7/1/02, Callable 7/1/00
               @102, MBIA.........................     1,090
     500     School Building Authority Revenue
               Capital Improvement, Series B,
               6.95%, 7/1/03, Prerefunded 7/1/00
               @102, MBIA.........................       546
     200     School Building Authority Revenue
               Capital Improvement, Series B,
               6.75%, 7/1/06, MBIA................       228
   1,000     School Building Authority Revenue
               Capital Improvement, Series B,
               6.00%, 7/1/12, Callable 7/1/02
               @100, MBIA.........................     1,044
     500     State Building Common Lease Revenue,
               6.70%, 7/1/02, Callable 7/1/00
               @102, MBIA.........................       544
   1,000     State Building, Series A, 5.25%,
               7/1/08, Callable 7/1/07 @102,
               MBIA...............................     1,020
   1,000     State Building, Series A, 5.25%,
               7/1/09, Callable 7/1/07 @102,
               MBIA...............................     1,009
   1,000     State College Revenues, 5.10%,
               4/1/99, AMBAC......................     1,017
     250     State GO, 5.25%, 3/1/01, Callable
               7/24/97 @100.......................       250
     200     State GO, 5.70%, 6/1/01, Callable
               7/24/97 @100.......................       201
   1,200     State GO, 6.10%, 6/1/03, Callable
               7/24/97 @101.......................     1,213
   1,085     State GO, Series A, 5.00%, 2/1/98....     1,092
     250     State GO, Series A, 5.20%, 2/1/99....       254
     300     State GO, Series A, 5.30%, 2/1/00....       308
     600     State GO, Series A, 5.40%, 2/1/01....       621
   2,500     State GO, Series A, 5.50%, 2/1/02....     2,607
   1,000     State GO, Series B, AMT, 5.80%,
               11/1/11, Callable 11/1/06 @102,
               FGIC...............................     1,051
   1,000     State GO, Series B, AMT, 5.85%,
               11/1/12, Callable 11/1/06 @102,
               FGIC...............................     1,051
     200     State Hospital Finance Authority,
               Hospital Revenue, 6.80%, 8/1/97,
               FSA................................       200

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $   100     State Hospital Finance Authority,
               Hospital Revenue, 6.80%, 8/1/98,
               FSA................................   $   103
     625     State Hospital Finance Authority,
               Hospital Revenue, 5.50%, 1/1/02,
               MBIA...............................       650
     500     State Hospital Finance Authority,
               Hospital Revenue, 5.70%, 1/1/04,
               Callable 1/1/02 @102, MBIA.........       527
     500     State Hospital Finance Authority,
               Hospital Revenue, 7.00%, 8/1/04,
               Callable 8/1/99 @102, FSA..........       532
   2,350     State Hospital Finance Authority,
               Hospital Revenue, 5.10%, 6/1/06,
               Callable 6/1/03 @102, MBIA.........     2,386
   1,000     State Hospital Finance Authority,
               Hospital Revenue, 5.13%, 9/1/06,
               Callable 9/1/05 @102, MBIA.........     1,019
   1,000     State Hospital Finance Authority,
               Hospital Revenue, 7.00%, 8/1/09,
               Callable 8/1/99 @102, FSA..........     1,065
     150     State Housing Development, 6.60%,
               11/1/97, FHA.......................       151
     140     State Housing Development, 5.50%,
               11/1/98, FHA.......................       143
     450     State Housing Development, 7.00%,
               5/1/99, Callable 11/1/97 @102,
               FHA................................       462
     200     State Housing Development, 6.90%,
               7/1/99, FHA........................       201
     190     State Housing Development, 6.30%,
               11/1/03, Callable 5/1/02 @103,
               FHA................................       201
     195     State Housing Development, 6.40%,
               5/1/04, Callable 5/1/02 @103,
               FHA................................       206
     205     State Housing Development, 6.40%,
               11/1/04, Callable 5/1/02 @103,
               FHA................................       217
     500     State Housing Development, 7.38%,
               11/1/05, Callable 11/1/97 @102,
               FHA................................       514
     245     State Housing Development, 6.75%,
               11/1/10, Callable 5/1/02 @103,
               FHA................................       258
     315     State Housing Development, 6.75%,
               5/1/11, Callable 5/1/02 @103,
               FHA................................       331
   1,000     State Housing Development, 7.40%,
               11/1/11, Callable 11/1/97 @102,
               FHA................................     1,029
     320     State Housing Development, 6.75%,
               11/1/11, Callable 5/1/02 @103,
               FHA................................       336
   1,000     State Housing Development, 7.40%,
               11/1/13, Callable 11/1/97 @102,
               FHA................................     1,029
     500     State Housing Development, 7.40%,
               11/1/13, Callable 11/1/97 @102,
               FHA, AMBAC.........................       513
   1,000     State Housing Development, 5.80%,
               5/1/17, Callable 5/1/07 @102.......     1,008

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $    25     State Housing Development Fund,
               Single Family Mortgage, 6.13%,
               7/1/13, Callable 7/1/97 @100.......   $    25
   1,500     State University Revenue, 5.75%,
               4/1/03, AMBAC......................     1,592
   1,500     State University Revenue, 5.75%,
               4/1/04, Callable 4/1/03 @102,
               AMBAC..............................     1,597
   1,000     State University Revenue, 6.00%,
               4/1/07, Callable 4/1/03 @102,
               AMBAC..............................     1,073
   1,000     State University Revenue, 6.00%,
               4/1/12, Callable 4/1/03 @102,
               AMBAC..............................     1,049
     130     State Water Development Authority
               Revenue, Loan Program II, Series A,
               6.90%, 11/1/01.....................       141
     160     State Water Development Authority
               Revenue, Loan Program II, Series A,
               7.10%, 11/1/04, Callable 11/1/01
               @102...............................       177
   2,000     State Water Development Authority
               Revenue, Loan Program, Series A,
               7.00%, 11/1/11, Callable 11/1/01
               @102, FSA..........................     2,200
     100     State Water Development Authority
               Revenue, Series A, 7.30%,
               11/1/99............................       106
     100     State Water Development Authortiy
               Revenue, Series A, 7.40%,
               11/1/00............................       109
     225     University Dormitory Revenue, Series
               A, 5.60%, 5/1/99, MBIA.............       231
     750     University Revenues, State University
               System, Marshall University
               Library, 5.60%, 4/1/11, Callable
               4/1/06 @101, AMBAC.................       772
   1,000     Weirton Municipal Hospital Building
               Community Revenue, 5.10%, 12/1/98,
               AMBAC..............................     1,016
   1,000     Wheeling Waterworks & Sewer System
               Revenue, Refunding, 5.40%, 6/1/11,
               Callable 6/1/07 @100, FGIC.........     1,008
   1,200     Wheeling Waterworks & Sewer System
               Revenue, Series C, 6.60%, 6/1/12,
               Prerefunded 6/1/02 @100, FGIC......     1,313
                                                     -------
                                                      92,903
                                                     -------
      Total Municipal Bonds                           96,196
                                                     -------
INVESTMENT COMPANIES (3.3%):
   3,241     The One Group Municipal Money Market
               Fund, Fiduciary Class..............     3,241
                                                     -------
      Total Investment Companies                       3,241
                                                     -------
Total (Cost--$94,924) (a)                            $99,437
                                                     =======

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $97,692.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $4,513
                  Unrealized depreciation..................................................       --
                                                                                              ------
                  Net unrealized appreciation..............................................   $4,513
                                                                                              ======

AMBAC     Insured by AMBAC Indemnity Corp.
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FHA       Insured by Federal Housing Authority
FSA       Insured by Federal Security Assurance
GO        General Obligation
MBIA      Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS (99.1%):
Arizona (99.1%):
 $ 1,175     Apache County, Public Finance Corp.,
               Certificates of Participation,
               5.25%, 5/1/04, Callable 5/1/00
               @102..............................   $  1,190
     500     Apache County, Public Finance Corp.,
               Certificates of Participation,
               5.50%, 5/1/10, Callable 5/1/00
               @102..............................        507
   1,000     Arizona State University Revenues
               Refunding System, Series A, 5.60%,
               7/1/05, Callable 7/1/02 @101......      1,043
   1,000     Arizona State University Revenues
               System, 6.90%, 7/1/04, Callable
               7/1/02 @101, AMBAC................      1,112
   1,315     Arizona State University Revenues
               System, 7.00%, 7/1/06, Prerefunded
               7/1/01 @102.......................      1,464
   1,950     Arizona State University Revenues,
               Series A, 5.85%, 7/1/08, Callable
               7/1/02 @101.......................      2,037
   1,820     Arizona State University Revenues,
               Series A, 5.90%, 7/1/09, Callable
               7/1/02 @101.......................      1,896
     650     Bullhead City, Municipal Property
               Corp., Municipal Facilities
               Revenue, 7.20%, 7/1/10,
               Prerefunded 7/1/00 @101, FGIC.....        710
     725     Casa Grande, Excise Tax Revenue,
               5.90%, 4/1/09, Callable 4/1/04
               @100, FGIC........................        761
     750     Central Arizona Water Conservation
               District, Contract Revenue, 7.15%,
               11/1/99...........................        798
   6,290     Central Arizona Water Conservation
               District, Contract Revenue, 7.00%,
               11/1/03, Prerefunded 11/1/00
               @102..............................      6,929
   1,000     Central Arizona Water Conservation
               District, Contract Revenue, 7.65%,
               11/1/09, Prerefunded 11/1/00
               @102..............................      1,122
   3,300     Central Arizona Water Conservation
               District, Contract Revenue, 7.13%,
               11/1/11, Prerefunded 11/1/00
               @102..............................      3,649
   2,875     Central Arizona Water Conservation
               District, Contract Revenue,
               Central Arizona Project, 4.75%,
               11/1/07, Callable 5/1/04 @102,
               MBIA..............................      2,860

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,460     Central Arizona Water Conservation
               District, Contract Revenue,
               Central Arizona Project - Series
               A, 5.20%, 11/1/03.................   $  1,504
   4,000     Central Arizona Water Conservation
               District, Contract Revenue,
               Central Arizona Project - Series
               A, 5.40%, 11/1/05.................      4,157
   4,750     Central Arizona Water Conservation
               District, Contract Revenue,
               Central Arizona Project - Series
               A, 5.40%, 11/1/06.................      4,946
   4,175     Central Arizona Water Conservation
               District, Contract Revenue, Series
               B, Power Sales Co., 6.50%,
               11/1/11, Prerefunded 5/1/01
               @102..............................      4,560
     625     Coconino & Yavapai Counties Arizona,
               School District #9, Sedona Oak
               Creek Project of 1992-C, GO,
               5.60%, 7/1/06, Callable 7/1/02
               @101, FGIC........................        653
   1,000     Coconino & Yavapai Counties Arizona,
               School District #9, Sedona Oak
               Creek Project of 1992-D, GO,
               5.20%, 7/1/01, FGIC...............      1,030
     905     Coconino County, Arizona University,
               School District #001, Flagstaff,
               GO, 5.70%, 7/1/01, Callable 7/1/00
               @101, AMBAC.......................        947
   2,400     Coconino County, Arizona University,
               School District #001, Flagstaff,
               GO, 5.50%, 7/1/08, Callable 7/1/05
               @101, AMBAC.......................      2,492
   2,500     East Valley Institute of Technology,
               District #401, Project of 1994,
               Series B, GO, 6.00%, 7/1/05,
               AMBAC.............................      2,698
   1,000     East Valley Institute of Technology,
               District #401, Series A, GO,
               6.00%, 7/1/04, Callable 7/1/00
               @101, AMBAC.......................      1,046
     740     Flagstaff Street & Highway User
               Revenue, 6.90%, 7/1/04,
               Prerefunded 7/1/98 @102...........        776
     870     Flagstaff, GO, 4.60%, 7/1/04,
               FGIC..............................        868
   1,000     Gilbert Improvement District #011,
               GO, 7.60%, 1/1/04, Callable 1/1/98
               @102.5, FGIC......................      1,044
   1,000     Glendale Municipal Property Corp.,
               Refunding, 7.00%, 7/1/05, Callable
               7/1/99 @101, MBIA.................      1,058
   1,000     Glendale Municipal Property Corp.,
               Refunding, 7.00%, 7/1/09, Callable
               7/1/99 @101, MBIA.................      1,058

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 4,000     Glendale University High School,
               District #205, Projects of 1993 -
               Series A, GO, 5.30%, 7/1/07,
               Callable 7/1/03 @101..............   $  4,114
   2,900     Glendale University High School,
               District #205, Projects of 1993 -
               Series B, GO, 5.45%, 7/1/09,
               Callable 7/1/05 @101, FGIC........      2,990
   2,000     Glendale, GO, 5.05%, 7/1/02, FGIC...      2,057
   2,000     Maricopa County, Community College
               District, 5.00%, 7/1/13, Callable
               7/1/06 @101.......................      1,941
   1,570     Maricopa County, Community College
               District, Building Revenue, 5.10%,
               7/15/05, MBIA.....................      1,610
   1,000     Maricopa County, Community College
               District, Series A, 6.00%, 7/1/07,
               Callable 7/1/03 @101..............      1,068
     500     Maricopa County, Industrial
               Development Authority, Hospital
               Facility Revenue, St. Joseph's
               Hospital & Medical Centers
               Project, 6.20%, 11/1/11, Putable
               11/1/97 @100, ETM.................        505
   1,000     Maricopa County, School District
               #001, Phoenix Elementary, GO,
               5.50%, 7/1/10, Callable 7/1/07
               @101, MBIA........................      1,030
     850     Maricopa County, School District
               #006, Washington Elementary,
               Series A, GO, 5.75%, 7/1/05,
               Callable 7/1/02 @101, AMBAC.......        896
     900     Maricopa County, School District
               #006, Washington Elementary,
               Series A, GO, 5.75%, 7/1/06,
               Callable 7/1/02 @101, AMBAC.......        946
   2,000     Maricopa County, School District
               #038, Madison Elementary Project
               of 1995 - Series B, GO, 5.80%,
               7/1/15, Callable 7/1/06 @101,
               MBIA..............................      2,076
   1,015     Maricopa County, School District
               #038, Madison Elementary
               Refunding, GO, 5.30%, 7/1/08,
               Callable 7/1/03 @101, AMBAC.......      1,039
   2,000     Maricopa County, School District
               #097, Deer Valley Project
               1986 - Series D, GO, 6.90%,
               7/1/01, Prerefunded 7/1/00 @101,
               MBIA..............................      2,167
   1,000     Maricopa County, School District
               #097, Deer Valley Project of
               1986 - Series F, GO, 5.90%,
               7/1/03, Callable 7/1/02 @101,
               FGIC..............................      1,070

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $   750     Maricopa County, School District
               #097, Deer Valley Project of
               1996 - Series C, GO, 5.35%,
               7/1/09, Callable 7/1/07 @100,
               FSA...............................   $    763
   2,000     Maricopa County, School District
               #210, Phoenix Refunding, GO,
               5.25%, 7/1/04, Callable 7/1/03
               @101..............................      2,076
   2,000     Maricopa County, School District
               #210, Project of 1995 - Series B,
               GO, 5.38%, 7/1/13.................      2,003
   1,200     Maricopa County, School District
               #210, Series A, GO, 5.60%, 7/1/13,
               Callable 7/1/05 @101..............      1,229
   2,250     Maricopa County, School District
               #210, Series D, GO, 6.70%, 7/1/03,
               Prerefunded 7/1/01 @101...........      2,452
   1,000     Maricopa County, School District
               #210, Series E, GO, 7.10%,
               7/1/03............................      1,135
   2,000     Maricopa County, School District
               #210, Series E, GO, 6.20%, 7/1/06,
               Prerefunded 7/1/02 @101...........      2,174
   1,440     Maricopa County, School District
               #28, Kyrene Elementary, Series G,
               GO, 6.75%, 7/1/99, ETM............      1,516
   1,250     Maricopa County, School District #4,
               GO, 5.25%, 7/1/03, FGIC...........      1,299
   2,000     Maricopa County, School District #4,
               GO, 5.50%, 7/1/09, Callable 7/1/05
               @102, FGIC........................      2,071
   2,500     Maricopa County, School District #4,
               GO, 5.00%, 7/1/10, Callable 7/1/06
               @101, FGIC........................      2,468
     750     Maricopa County, School District #4,
               GO, 5.65%, 7/1/11, Callable 7/1/05
               @102, FGIC........................        777
   1,000     Maricopa County, School District
               #48, Scottsdale Refunding, GO,
               5.20%, 7/1/06, Callable 7/1/03
               @101..............................      1,033
   1,475     Maricopa County, School District
               #48, Scottsdale Refunding, GO,
               4.90%, 7/1/06, Callable 7/1/02
               @101..............................      1,492
   1,000     Maricopa County, School District
               #48, Scottsdale Refunding, GO,
               5.25%, 7/1/08, Callable 7/1/03
               @101..............................      1,025
   1,500     Maricopa County, School District
               #48, Scottsdale Refunding, GO,
               6.75%, 7/1/09, Prerefunded 7/1/01
               @101..............................      1,644
   2,000     Maricopa County, School District
               #48, Scottsdale Refunding, Series
               B, GO, 6.10%, 7/1/02..............      2,154

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000     Maricopa County, School District
               #48, Scottsdale Refunding, Series
               B, GO, 6.30%, 7/1/04..............   $  1,104
   2,000     Maricopa County, School District
               #48, Scottsdale School
               Improvements, GO, 7.50%, 7/1/04,
               Prerefunded 7/1/97 @103...........      2,060
   2,500     Maricopa County, School District
               #48, Scottsdale School
               Improvements, GO, 5.00%, 7/1/14,
               Callable 7/1/04 @101..............      2,410
   3,100     Maricopa County, School District
               #69, Paradise Valley Refunding,
               GO, 5.80%, 7/1/09, AMBAC..........      3,335
   2,400     Maricopa County, School District
               #69, Paradise Valley Refunding,
               GO, 5.00%, 7/1/09, Callable 7/1/03
               @102, AMBAC.......................      2,392
   1,000     Maricopa County, School District
               #69, Paradise Valley Refunding,
               GO, 6.35%, 7/1/10, MBIA...........      1,125
   2,000     Maricopa County, School District
               #69, Paradise Valley, Series B,
               GO, 6.50%, 7/1/08, Prerefunded
               7/1/01 @100.......................      2,157
   1,000     Maricopa County, School District
               #80, Chandler Projects of
               1995 - Series C, GO, 5.10%,
               7/1/08, FGIC......................      1,014
   1,000     Maricopa County, School District
               #80, Chandler, GO, 5.80%, 7/1/08,
               Callable 7/1/05 @101, FGIC........      1,064
     920     Maricopa County, School District #9,
               Wickenburg, GO, 5.50%, 7/1/13,
               Callable 7/1/07 @100, AMBAC.......        928
   1,625     Mesa, GO, 6.00%, 7/1/02, AMBAC......      1,739
   1,000     Mesa, GO, 5.70%, 7/1/03, FGIC.......      1,062
     725     Mesa, GO, 5.00%, 7/1/03, MBIA.......        743
   2,040     Mesa, Project of 1987, GO, 9.00%,
               7/1/01, ETM, MBIA.................      2,384
   2,000     Mesa, Project of 1987, GO, 5.70%,
               7/1/08, Callable 7/1/03 @101.5,
               MBIA..............................      2,096
   2,000     Mesa, Utility System Revenue, 5.38%,
               7/1/12, Callable 7/1/05 @101,
               FGIC..............................      2,015
   1,205     Mohave County, Elementary School
               District #16, GO, 5.25%, 7/1/09,
               Callable 7/1/07 @100, MBIA........      1,219
   1,200     Mohave County, School District # 1,
               Lake Havasu Refunding, GO, 5.20%,
               7/1/09, Callable 7/1/03 @101,
               AMBAC.............................      1,211


SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000     Northern Arizona University,
               Revenues, 7.50%, 6/1/03,
               Prerefunded 6/1/99 @100...........   $  1,063
   2,750     Northern Arizona University,
               Revenues, 6.40%, 6/1/07, Callable
               6/1/02 @101, FGIC.................      2,979
   2,000     Northern Arizona University,
               Revenues, 7.50%, 6/1/08,
               Prerefunded 6/1/99 @100...........      2,125
   1,215     Northern Arizona University,
               Revenues, Series A, 5.60%, 6/1/05,
               Callable 6/1/02 @102, AMBAC.......      1,274
   1,000     Oro Valley Municipal Property Corp.,
               Municipal Water System Revenue,
               Canada Hills, 5.45%, 7/1/14,
               Callable 7/1/08 @101, MBIA........      1,009
   2,000     Phoenix Civic Improvement Corp.,
               Water System Revenue, 5.63%,
               7/1/09, Callable 7/1/06 @100......      2,080
   1,320     Phoenix Street & Highway User
               Revenue, 6.10%, 7/1/01, ETM.......      1,406
     725     Phoenix Street & Highway User
               Revenue, 6.25%, 7/1/06, Callable
               7/1/02 @102.......................        784
   2,000     Phoenix Street & Highway User
               Revenue, 6.50%, 7/1/09, ETM.......      2,169
   1,255     Phoenix Street & Highway User
               Revenue, Series A, 5.80%, 7/1/05,
               Callable 7/1/02 @102, FGIC........      1,332
   3,000     Phoenix, GO, 6.50%, 7/1/11,
               Prerefunded 7/1/99 @102...........      3,192
   2,450     Phoenix, GO, 6.38%, 7/1/13, Callable
               7/1/02 @102.......................      2,649
   1,125     Phoenix, GO, Series A, 5.10%,
               7/1/04............................      1,161
   2,500     Phoenix, GO, Series A, 5.20%,
               7/1/05............................      2,590
   1,000     Phoenix, GO, Series A, 5.40%,
               7/1/07............................      1,051
   1,000     Pima County, Arizona College
               District, Certificates of
               Participation, Series B, 6.00%,
               7/1/07, Callable 7/1/01 @101,
               AMBAC.............................      1,049
     725     Pima County, GO, 5.60%, 7/1/07,
               Callable 7/1/03 @101..............        758
     555     Pima County, GO, 6.20%, 7/1/08,
               Callable 7/1/02 @101..............        590
   1,500     Pima County, Industrial Development
               Authority, HealthPartners - Series
               A, 5.30%, 4/1/07, MBIA............      1,547
   1,000     Pima County, Industrial Development
               Authority, Single Family Mortgage
               Revenue Refunding, Series B, AMT,
               6.15%, 11/1/23, Callable 5/1/07
               @102, GNMA........................      1,075

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,165     Pima County, Industrial Development
               Authority, Single Family Mortgage
               Revenue, Series A, 6.40%, 8/1/11,
               Callable 8/1/05 @102..............   $  1,215
     315     Pima County, Industrial Development
               Authority, Single Family Mortgage
               Revenue, Series A, 7.63%, 2/1/12,
               Callable 2/1/01 @101..............        330
   1,585     Pima County, Sewer Revenue, Series
               A, 4.90%, 7/1/08, Callable 7/1/04
               @102, FGIC........................      1,572
   1,000     Pima County, Union School District
               #1, Project of 1989 - Series G,
               GO, 5.00%, 7/1/06, Callable 7/1/05
               @101, MBIA........................      1,013
   2,205     Pima County, Union School District
               #1, Project of 1989 - Series G,
               GO, 5.00%, 7/1/07, Callable 7/1/05
               @101, MBIA........................      2,235
   1,000     Pima County, Union School District
               #1, Series B, GO, 7.20%, 7/1/09,
               Prerefunded 7/1/00 @101...........      1,091
   1,500     Pima County, Union School District
               #1, Series C, GO, 6.88%, 7/1/10,
               Prerefunded 7/1/01 @101, MBIA.....      1,652
   2,000     Pima County, Union School District
               #1, Tucson School Improvements,
               Series D, GO, 6.10%, 7/1/11,
               Callable 7/1/02 @102, FGIC........      2,110
   1,200     Pinal County, School District #004,
               Casa Grande Elementary School
               Improvement, GO, 6.00%, 7/1/04,
               Callable 7/1/01 @101, AMBAC.......      1,271
   1,270     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series A, 5.40%,
               1/1/04............................      1,325
   2,000     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series A, 5.63%,
               1/1/06............................      2,118
   1,000     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series A, 6.50%,
               1/1/07, Callable 1/1/01 @102......      1,078
   5,000     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series B, 5.05%,
               1/1/06............................      5,095

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 3,250     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series B, 5.20%,
               1/1/08............................   $  3,339
   2,500     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series B, 5.38%,
               1/1/09, Callable 1/1/03 @102......      2,546
   2,200     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series C, 4.70%,
               1/1/06............................      2,186
   3,000     Salt River Project, Arizona
               Agriculture, Improvement & Power
               District, Electric Systems Revenue
               Refunding, Series D, 6.00%,
               1/1/13, Callable 1/1/02 @102......      3,128
   2,085     Scottsdale Municipal Property Corp.,
               Excise Tax Revenue, 5.38%,
               7/1/05............................      2,172
   1,000     Scottsdale Municipal Property Corp.,
               Lease Revenue Refunding, Excise
               Tax Revenue, 6.38%, 5/1/05,
               Callable 11/1/02 @100.............      1,074
   1,900     Scottsdale Project of 1989, Series
               E, GO, 5.50%, 7/1/14, Callable
               7/1/02 @101.......................      1,916
   1,065     Scottsdale Street & Highway User
               Revenue, 5.50%, 7/1/07............      1,118
   2,200     Scottsdale, GO, 6.90%, 7/1/06,
               Prerefunded 7/1/00 @102...........      2,401
   1,700     Scottsdale, GO, 5.25%, 7/1/06.......      1,770
   1,100     Scottsdale, GO, 6.90%, 7/1/07,
               Prerefunded 7/1/00 @102...........      1,201
     500     Scottsdale, GO, 5.50%, 7/1/09.......        525
     850     Scottsdale, GO, 5.00%, 7/1/09,
               Callable 7/1/03 @101..............        852
   1,615     Scottsdale, GO, Series A, 4.80%,
               7/1/08, Callable 7/1/03 @101......      1,605
     750     Scottsdale, GO, Series B, 6.00%,
               7/1/09, Prerefunded 7/1/01 @101...        801
   2,500     State Certificates of Participation,
               6.63%, 9/1/08, Callable 9/1/01
               @102, FSA.........................      2,714
   1,000     State Municipal Financing Program,
               Certificates of Participation,
               Series 20, 7.70%, 8/1/10, ETM,
               BIG...............................      1,214
   1,000     State Municipal Financing Program,
               Certificates of Participation,
               Series 27, 7.00%, 8/1/04, Callable
               8/1/98 @101, BIG..................      1,038
   1,250     State Power Authority Resource
               Revenue Refunding, Hoover Uprating
               Project, 4.80%, 10/1/01, MBIA.....      1,277

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

SHARES OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------    ------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 2,035     State Power Authority Resource
               Revenue Refunding, Hoover Uprating
               Project, 5.40%, 10/1/07, Callable
               10/1/03 @102, MBIA................   $  2,111
   2,000     State Transportation Board Excise
               Tax Revenue, Maricopa County
               Regional Area Road Fund - A,
               7.60%, 7/1/05, Prerefunded 7/1/98
               @102, FGIC........................      2,113
   2,000     State Transportation Board Highway
               Revenue, 7.00%, 7/1/06,
               Prerefunded 7/1/00 @101...........      2,173
   3,000     State Transportation Board Highway
               Revenue, 5.25%, 7/1/07, Callable
               7/1/03 @102.......................      3,098
   1,000     State Transportation Board Highway
               Revenue, Sub-Series B, 6.50%,
               7/1/08, Prerefunded 7/1/02
               @101.5............................      1,106
   1,000     State Transportation Board Revenue,
               Sub-Series A, 6.50%, 7/1/11,
               Prerefunded 7/1/01 @101.5.........      1,092
   1,635     Tempe, GO, 5.00%, 7/1/10, Callable
               7/1/06 @101.......................      1,614
   1,000     Tempe, GO, Series A, 5.10%,
               7/1/05............................      1,025
     580     Tempe, GO, Series B, 6.00%, 7/1/06,
               Callable 7/1/02 @101..............        616
   2,235     Tempe, Union High School District
               #213, Project of 1989 - Series B,
               GO, 5.90%, 7/1/04, Callable 7/1/01
               @101..............................      2,351
   1,000     Tucson Street & Highway User
               Revenue, 5.30%, 7/1/05, Callable
               7/1/03 @102, MBIA.................      1,035
   2,000     Tucson Water Revenue Refunding,
               Series A, 5.75%, 7/1/12, Callable
               7/1/02 @102, MBIA, IBC............      2,053
     700     University of Arizona, Foundation
               Certificates of Participation,
               Series 8, 4.90%, 8/1/09, MBIA.....        693

SHARES OR
PRINCIPAL                                             MARKET
 AMOUNT              SECURITY DESCRIPTION             VALUE
---------    -------------------------------------   --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,000     University of Arizona, University
               Revenues, 6.25%, 6/1/11, Callable
               6/1/02 @102.......................   $  1,072
   2,215     University of Arizona, University
               Revenues, Series A, 7.00%, 6/1/10,
               Prerefunded 6/1/00 @102...........      2,419
   1,100     Yavapai County, Industrial
               Development Authority, Hospital
               Facility Revenue, Yavapai Regional
               Medical Center - Series A, 5.13%,
               12/1/13, Callable 6/1/07 @102,
               FSA...............................      1,073
   1,750     Yuma County, GO, 6.13%, 7/1/12,
               Callable 7/1/03 @101, AMBAC.......      1,845
   1,305     Yuma County, GO, Elementary School
               District #1, 5.25%, 7/1/10,
               Callable 7/1/07 @101, MBIA........      1,306
   1,000     Yuma County, Industrial Development
               Authority, Hospital Revenue
               Refunding, Yuma Regional Medical
               Center, 5.50%, 8/1/09, Callable
               8/1/07 @102, MBIA.................      1,021
   1,000     Yuma County, Municipal Property
               Corp. Revenue, Series A, 5.20%,
               7/1/09, Callable 7/1/03 @101,
               AMBAC.............................      1,005
   1,575     Yuma County, Union High School,
               District #70, GO, 5.00%, 7/1/06,
               Callable 7/1/02 @101, FGIC........      1,597
                                                    --------
      Total Municipal Bonds                          255,076
                                                    --------
INVESTMENT COMPANIES (0.3%):
     693     The One Group Municipal Money Market
               Fund, Fiduciary Class.............        693
                                                    --------
      Total Investment Companies                         693
                                                    --------
Total (Cost--$243,140) (a)                          $255,769
                                                    ========

------------

Percentages indicated are based on net assets of $257,255.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation..................................................   $12,666
                  Unrealized depreciation..................................................       (37)
                                                                                              -------
                  Net unrealized appreciation..............................................   $12,629
                                                                                              =======

AMBAC     Insured by AMBAC Indemnity Corp.
BIG       Insured by Bond Insurance Guarantee
ETM       Escrowed to Maturity
FGIC      Insured by Federal Guarantee Insurance Corp.
FSA       Insured by Federal Security Assurance
GNMA      Insured by Government National Mortgage Association
GO        General Obligation
MBIA      Insured by Municipal Bond Insurance Association

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                                 (Amounts in Thousands, except per share amounts)
                                                        INTERMEDIATE     MUNICIPAL         KENTUCKY              OHIO
                                                       TAX-FREE BOND       INCOME       MUNICIPAL BOND      MUNICIPAL BOND
                                                            FUND            FUND             FUND                FUND
                                                       --------------    ----------     --------------      --------------
ASSETS:
Investments, at value (cost $449,354; $476,532;
  $117,316; $153,990; respectively).................      $465,462        $486,211         $123,428            $163,485
Interest receivable.................................         6,636           7,610            1,969               1,699
Receivable for capital shares issued................            30             759                9                  98
Prepaid expenses and other assets...................             1               2               --                  --
                                                          --------        --------         --------            --------
TOTAL ASSETS........................................       472,129         494,582          125,406             165,282
                                                          --------        --------         --------            --------
LIABILITIES:
Dividends payable...................................         1,861           2,059              526                 688
Payable to brokers for investments purchased........         7,115           5,442               --                 820
Payable for capital shares redeemed.................            20             109               --                  48
Accrued expenses and other payables:
    Investment advisory fees........................           146             138               37                  41
    Administration fees.............................            64              67               17                  23
    12b-1 fees......................................             4              34                3                  14
    Other...........................................            66              69               40                  46
                                                          --------        --------         --------            --------
TOTAL LIABILITIES...................................         9,276           7,918              623               1,680
                                                          --------        --------         --------            --------
NET ASSETS:
Capital.............................................       444,793         485,576          120,470             158,243
Undistributed net investment income.................           233              18               --                   5
Accumulated undistributed net realized gains
  (losses) from investment transactions.............         1,719          (8,609)          (1,799)             (4,141)
Net unrealized appreciation from investments........        16,108           9,679            6,112               9,495
                                                          --------        --------         --------            --------
NET ASSETS..........................................      $462,853        $486,664         $124,783            $163,602
                                                          ========        ========         ========            ========
NET ASSETS:
    Fiduciary.......................................      $451,089        $408,577         $116,830            $133,172
    Class A.........................................         8,457          41,829            5,554              16,114
    Class B.........................................         3,307          36,258            2,399              14,316
                                                          --------        --------         --------            --------
    Total...........................................      $462,853        $486,664         $124,783            $163,602
                                                          ========        ========         ========            ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary.......................................        41,315          41,518           11,450              12,245
    Class A.........................................           775           4,237              544               1,478
    Class B.........................................           303           3,686              236               1,304
                                                          --------        --------         --------            --------
    Total...........................................        42,393          49,441           12,230              15,027
                                                          ========        ========         ========            ========
Net Asset Value:
    Fiduciary
        Offering and redemption price per share.....      $  10.92        $   9.84         $  10.20            $  10.88
                                                          ========        ========         ========            ========
    Class A
        Redemption price per share..................      $  10.91        $   9.87         $  10.21            $  10.91
                                                          ========        ========         ========            ========
        Maximum sales charge........................          4.50%           4.50%            4.50%               4.50%
                                                          ========        ========         ========            ========
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of net
          asset value adjusted to nearest cent).....      $  11.42        $  10.34         $  10.69            $  11.42
                                                          ========        ========         ========            ========
    Class B
        Offering price per share (a)................      $  10.93        $   9.84         $  10.15            $  10.98
                                                          ========        ========         ========            ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                                     (Amounts in Thousands, except per share amounts)
                                                                    LOUISIANA         WEST VIRGINIA          ARIZONA
                                                                  MUNICIPAL BOND      MUNICIPAL BOND      MUNICIPAL BOND
                                                                       FUND                FUND                FUND
                                                                  --------------      --------------      --------------
ASSETS:
Investments, at value (cost $157,802; $94,924; $243,140;
  respectively)...............................................       $164,152            $ 99,437            $255,769
Interest receivable...........................................          2,996               1,350               5,879
Receivable for capital shares issued..........................             --                   4                  --
Prepaid expenses and other assets.............................             --                   3                   3
                                                                     --------            --------            --------
TOTAL ASSETS..................................................        167,148             100,794             261,651
                                                                     --------            --------            --------
LIABILITIES:
Dividends payable.............................................            663                 402               1,073
Payable to brokers for investments purchased..................            689               2,622               3,051
Payable for capital shares redeemed...........................             --                  --                  60
Accrued expenses and other payables:
    Investment advisory fees..................................             51                  23                  72
    Administration fees.......................................             23                  11                  26
    12b-1 fees................................................             13                  --                  --
    Other.....................................................             38                  44                 114
                                                                     --------            --------            --------
TOTAL LIABILITIES.............................................          1,477               3,102               4,396
                                                                     --------            --------            --------
NET ASSETS:
Capital.......................................................        159,996              93,207             243,644
Undistributed net investment income...........................             --                  --                  --
Accumulated undistributed net realized gains (losses) from
  investment transactions.....................................           (675)                (28)                982
Net unrealized appreciation from investments..................          6,350               4,513              12,629
                                                                     --------            --------            --------
NET ASSETS....................................................       $165,671            $ 97,692            $257,255
                                                                     ========            ========            ========
NET ASSETS:
    Fiduciary.................................................       $113,338            $ 96,270            $255,755
    Class A...................................................         48,498                 808               1,500
    Class B...................................................          3,835                 614                  --(b)
                                                                     --------            --------            --------
Total.........................................................       $165,671            $ 97,692            $257,255
                                                                     ========            ========            ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
    Fiduciary.................................................         11,221               9,567              25,425
    Class A...................................................          4,802                  80                 150
    Class B...................................................            380                  61                  --(b)
                                                                     --------            --------            --------
Total.........................................................         16,403               9,708              25,575
                                                                     ========            ========            ========
Net Asset Value:
    Fiduciary
        Offering and redemption price per share...............       $  10.10            $  10.06            $  10.06
                                                                     ========            ========            ========
    Class A
        Redemption price per share............................       $  10.10            $  10.15            $   9.99
                                                                     ========            ========            ========
        Maximum sales charge..................................           4.50%               4.50%               4.50%
                                                                     ========            ========            ========
        Maximum offering price per share (100%/(100%-maximum
          sales charge) of net asset value adjusted to nearest
          cent)...............................................       $  10.58            $  10.63            $  10.46
                                                                     ========            ========            ========
    Class B
        Offering price per share (a)..........................       $  10.10            $  10.12            $  10.09
                                                                     ========            ========            ========

------------

(a) Redemption price per Class B share varies based on length of time shares are held.
(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                 (Amounts in Thousands)
                                           INTERMEDIATE     MUNICIPAL         KENTUCKY              OHIO
                                          TAX-FREE BOND       INCOME       MUNICIPAL BOND      MUNICIPAL BOND
                                               FUND            FUND             FUND                FUND
                                          --------------    ----------    ----------------    ----------------
INVESTMENT INCOME:
Interest income........................      $ 18,815        $ 22,398         $  4,351            $  7,389
Dividend income........................            73              95               54                 120
                                             --------        --------         --------            --------
TOTAL INCOME...........................        18,888          22,493            4,405               7,509
                                             --------        --------         --------            --------
EXPENSES:
Investment advisory fees...............         2,012           1,703              348                 781
Administration fees....................           554             626              128                 215
12b-1 fees (Class A)...................            24             111               26                  57
12b-1 fees (Class B)...................            26             294               20                 119
Custodian and accounting fees..........            46              65                7                  21
Legal and audit fees...................            15              12                2                   6
Organization costs.....................            --               1               --                  --
Trustees' fees and expenses............             3               4                1                   1
Transfer agent fees....................            24              45               30                  36
Registration and filing fees...........            36              60                9                  21
Printing costs.........................            31              34                7                  12
Other..................................             2               2               --                   1
                                             --------        --------         --------            --------
Total expenses before waivers..........         2,773           2,957              578               1,270
Less waivers...........................          (786)           (466)             (87)               (422)
                                             --------        --------         --------            --------
NET EXPENSES...........................         1,987           2,491              491                 848
                                             --------        --------         --------            --------
Net Investment Income..................        16,901          20,002            3,914               6,661
                                             --------        --------         --------            --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from
  investment transactions..............         1,738            (530)              16                (175)
Net change in unrealized appreciation
  (depreciation) from investments......         5,870           7,608            1,197               2,389
                                             --------        --------         --------            --------
Net realized/unrealized gains from
  investments..........................         7,608           7,078            1,213               2,214
                                             --------        --------         --------            --------
Change in net assets resulting from
  operations...........................      $ 24,509        $ 27,080         $  5,127            $  8,875
                                             ========        ========         ========            ========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                   (Amounts in Thousands)
                                                     LOUISIANA         WEST VIRGINIA          ARIZONA
                                                   MUNICIPAL BOND      MUNICIPAL BOND      MUNICIPAL BOND
                                                        FUND              FUND (a)            FUND (a)
                                                  ----------------    ----------------    ----------------
INVESTMENT INCOME:
Interest income................................       $  9,906             $2,316              $6,541
Dividend income................................             36                 45                  29
                                                      --------             ------              ------
TOTAL INCOME...................................          9,942              2,361               6,570
                                                      --------             ------              ------
EXPENSES:
Investment advisory fees.......................          1,077                188                 517
Administration fees............................            297                 69                 190
12b-1 fees (Class A)...........................            176                  1                   1
12b-1 fees (Class B)...........................             36                  1                  --
Custodian and accounting fees..................             30                  9                  23
Legal and audit fees...........................             12                  6                  10
Trustees' fees and expenses....................              3                  2                   2
Transfer agent fees............................             62                  9                   6
Registration and filing fees...................             12                 30                  81
Printing costs.................................             17                  9                  24
Other..........................................              1                  1                   2
                                                      --------             ------              ------
Less waivers...................................           (448)               (77)               (176)
                                                      --------             ------              ------
NET EXPENSES...................................          1,275                248                 680
                                                      --------             ------              ------
Net Investment Income..........................          8,667              2,113               5,890
                                                      --------             ------              ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
  INVESTMENTS:
Net realized gains (losses) from investment
  transactions.................................            (79)               (28)                982
Net change in unrealized appreciation
  (depreciation) from investments..............          3,224                627                 511
                                                      --------             ------              ------
Net realized/unrealized gains from
  investments..................................          3,145                599               1,493
                                                      --------             ------              ------
Change in net assets resulting from
  operations...................................       $ 11,812             $2,712              $7,383
                                                      ========             ======              ======

------------
(a) For the period from January 20, 1997 to June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           (Amounts in Thousands)
                                                        INTERMEDIATE             MUNICIPAL                KENTUCKY
                                                       TAX-FREE BOND               INCOME              MUNICIPAL BOND
                                                            FUND                    FUND                    FUND
                                                    --------------------    --------------------    --------------------
                                                      YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                                      1997        1996        1997        1996        1997        1996
                                                    --------    --------    --------    --------    --------    --------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................   $ 16,901     $11,312     $20,002     $13,782     $ 3,914    $ 1,845
    Net realized gains (losses) from investment
      transactions...............................      1,738       1,432        (530)     (2,505)         16        (36)
    Net change in unrealized appreciation
      (depreciation) from investments............      5,870        (248)      7,608       1,176       1,197        571
                                                    --------    --------    --------    --------    --------    -------
Change in net assets resulting from operations...     24,509      12,496      27,080      12,453       5,127      2,380
                                                    --------    --------    --------    --------    --------    -------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income...................    (16,473)    (10,698)    (17,054)    (12,119)     (3,488)    (1,450)
    From net realized gains from investment
      transactions...............................       (414)       (468)         --          --          --         --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................       (322)       (328)     (1,627)       (996)       (346)      (374)
    From net realized gains from investment
      transactions...............................        (11)        (17)         --          --          --         --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...................       (106)        (64)     (1,321)       (666)        (80)       (21)
    From net realized gains from investment
      transactions...............................         (4)         (3)         --          --          --         --
                                                    --------    --------    --------    --------    --------    -------
Change in net assets from shareholder
  distributions..................................    (17,330)    (11,578)    (20,002)    (13,781)     (3,914)    (1,845)
                                                    --------    --------    --------    --------    --------    -------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..................    103,061      79,285     194,651     135,163      19,089      7,868
    Proceeds from shares issued in conversion....    182,568          --      55,269          --      78,683         --
    Dividends reinvested.........................        603       1,603       2,256       1,920         244        224
    Cost of shares redeemed......................    (56,820)    (73,503)    (62,696)    (51,353)    (14,381)   (10,109)
                                                    --------    --------    --------    --------    --------    -------
Change in net assets from share transactions.....    229,412       7,385     189,480      85,730      83,635     (2,017)
                                                    --------    --------    --------    --------    --------    -------
Change in net assets.............................    236,591       8,303     196,558      84,402      84,848     (1,482)
NET ASSETS:
    Beginning of period..........................    226,262     217,959     290,106     205,704      39,935     41,417
                                                    --------    --------    --------    --------    --------    -------
    End of period................................   $462,853    $226,262    $486,664    $290,106    $124,783    $39,935
                                                    ========    ========    ========    ========    ========    =======
SHARE TRANSACTIONS:
    Issued.......................................      9,528       7,384      19,945      13,875       1,892        779
    Issued in conversion.........................     16,858          --       5,680          --       7,752         --
    Reinvested...................................         56         148         231         197          24         23
    Redeemed.....................................     (5,252)     (6,824)     (6,436)     (5,278)     (1,415)      (997)
                                                    --------    --------    --------    --------    --------    -------
Change in shares.................................     21,190         708      19,420       8,794       8,253       (195)
                                                    ========    ========    ========    ========    ========    =======
Undistributed net investment income included in
  net assets:
    End of period................................   $    233    $    233    $     18    $     20    $     --    $    --
                                                    ========    ========    ========    ========    ========    =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         (Amounts in Thousands)
                                                            OHIO                           LOUISIANA
                                                       MUNICIPAL BOND                    MUNICIPAL BOND
                                                            FUND                            FUND(A)
                                                    --------------------    ----------------------------------------
                                                      YEAR        YEAR        YEAR      SEVEN MONTHS        YEAR
                                                     ENDED       ENDED       ENDED         ENDED           ENDED
                                                    JUNE 30,    JUNE 30,    JUNE 30,      JUNE 30,      NOVEMBER 30,
                                                      1997        1996        1997          1996            1995
                                                    --------    --------    --------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income........................   $ 6,661     $ 5,010     $ 8,667       $  5,578        $ 10,058
    Net realized losses from investment
      transactions...............................      (175)       (253)        (79)          (146)            (11)
    Net change in unrealized appreciation
      (depreciation) from investments............     2,389         483       3,224         (3,198)         14,487
                                                   --------    --------    --------       --------        --------
Change in net assets resulting from operations...     8,875       5,240      11,812          2,234          24,534
                                                   --------    --------    --------       --------        --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS (B):
    From net investment income...................    (5,336)     (4,102)     (6,174)        (1,732)             --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...................      (810)       (670)     (2,349)        (3,782)        (10,014)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...................      (515)       (238)       (144)           (64)            (44)
                                                   --------    --------    --------       --------        --------
Change in net assets from shareholder
  distributions..................................    (6,661)     (5,010)     (8,667)        (5,578)        (10,058)
                                                   --------    --------    --------       --------        --------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..................    39,896      28,462      10,148         13,459          27,568
    Proceeds from shares issued in conversion....    39,137          --          --             --              --
    Dividends reinvested.........................     1,160         890       1,612            929           1,980
    Cost of shares redeemed......................   (24,777)    (18,818)    (41,977)       (26,535)        (32,814)
                                                   --------    --------    --------       --------        --------
Change in net assets from share transactions.....    55,416      10,534     (30,217)       (12,147)         (3,266)
                                                   --------    --------    --------       --------        --------
Change in net assets.............................    57,630      10,764     (27,072)       (15,491)         11,210
NET ASSETS:
    Beginning of period..........................   105,972      95,208     192,743        208,234         197,024
                                                   --------    --------    --------       --------        --------
    End of period................................  $163,602    $105,972    $165,671       $192,743        $208,234
                                                   ========    ========    ========       ========        ========
SHARE TRANSACTIONS:
    Issued.......................................     3,691       2,628       1,013            870           2,610
    Issued in conversion.........................     3,617          --          --             --              --
    Issued in restatement of net asset value
      (c)........................................        --          --          --          1,261              --
    Reinvested...................................       107          82         161             89             189
    Redeemed.....................................    (2,289)     (1,744)     (4,190)        (2,146)         (3,138)
                                                   --------    --------    --------       --------        --------
Change in shares.................................     5,126         966      (3,016)            74            (339)
                                                   ========    ========    ========       ========        ========
Undistributed net investment income included in
  net assets:
    End of period................................  $      5    $      8    $     --       $     --        $     --
                                                   ========    ========    ========       ========        ========

------------
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Changes in net assets for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free Fund.
(b) Fiduciary Shares of the Louisiana Municipal Bond Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to its reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 25, 1996 as a result of restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             (Amounts in Thousands)
                                                                       WEST VIRGINIA          ARIZONA
                                                                       MUNICIPAL BOND      MUNICIPAL BOND
                                                                            FUND                FUND
                                                                      ----------------    ----------------
                                                                      JANUARY 20, 1997    JANUARY 20, 1997
                                                                          THROUGH             THROUGH
                                                                          JUNE 30,            JUNE 30,
                                                                          1997(A)             1997(A)
                                                                      ----------------    ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income.........................................       $  2,113            $  5,890
     Net realized gains (losses) from investment transactions......            (28)                982
     Net change in unrealized appreciation (depreciation) from
      investments..................................................            627                 511
                                                                          --------            --------
Change in net assets resulting from operations.....................          2,712               7,383
                                                                          --------            --------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
     From net investment income....................................         (2,097)             (5,879)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income....................................            (11)                (11)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
     From net investment income....................................             (5)                 --(b)
                                                                          --------            --------
Change in net assets from shareholder distributions................         (2,113)             (5,890)
                                                                          --------            --------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued...................................         10,842              11,134
     Proceeds from shares issued in conversion.....................         91,179             263,882
     Dividends reinvested..........................................              9                   5
     Cost of shares redeemed.......................................         (4,937)            (19,259)
                                                                          --------            --------
Change in net assets from share transactions.......................         97,093             255,762
                                                                          --------            --------
Change in net assets...............................................         97,692             257,255
NET ASSETS:
     Beginning of period...........................................             --                  --
                                                                          --------            --------
     End of period.................................................       $ 97,692            $257,255
                                                                          ========            ========
SHARE TRANSACTIONS:
     Issued........................................................          1,081               1,116
     Issued in conversion..........................................          9,118              26,388
     Reinvested....................................................              1                   1
     Redeemed......................................................           (492)             (1,930)
                                                                          --------            --------
Change in shares...................................................          9,708              25,575
                                                                          ========            ========
Undistributed net investment income included in net assets:
     End of period.................................................       $     --            $     --
                                                                          ========            ========

------------
(a) Period from commencement of operations.

(b) Amount less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Arizona Municipal Bond Fund, and the West Virginia Municipal Bond Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a non-diversified mutual fund, except for the Intermediate Tax-Free Bond and the Municipal Income Fund, which are diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Subsequent to the reorganization, the fiscal period end changed from November 30 to June 30 for the Louisiana Municipal Bond Fund. Therefore, the prior period statement of changes in net assets for that Fund presents the changes in net assets for the seven months ended June 30, 1996.

   The Funds' investment objectives are as follows:

   FUND                                   OBJECTIVE
   ----------------------------------     ------------------------------------------------------------
   Intermediate Tax-Free Bond Fund        Current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.

   Municipal Income Fund                  Current income exempt from Federal income taxes.

   Kentucky Municipal Bond Fund           Current income both consistent with the preservation of
                                           principal and exempt from Federal income tax and Kentucky
                                           personal income tax.

   Ohio Municipal Bond Fund               Current income both consistent with the preservation of
                                           principal and exempt from Federal income tax and Ohio
                                           personal income tax.

   Louisiana Municipal Bond Fund          Current income both consistent with the preservation of
                                           principal and exempt from Federal income tax and Louisiana income tax.

   Arizona Municipal Bond Fund            Current income both consistent with the preservation of
                                           principal and exempt from Federal income tax and Arizona
                                           personal income tax.

   West Virginia Municipal Bond Fund      Current income both consistent with the preservation of
                                           principal and exempt from Federal income tax and West
                                           Virginia personal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   SECURITY VALUATION

   Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by Banc One Investment Advisors Corporation (the "Advisor") under the direction of the Board of Trustees.

   REPURCHASE AGREEMENTS

   The Funds may invest in repurchase agreements with institutions that the Fund's investment advisor has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

   WRITTEN OPTIONS

   The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

   FUTURES CONTRACTS

   The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

   INDEXED SECURITIES

   The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

   MORTGAGE ROLLS

   The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

   SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1997 the Funds had no securities on loan.

   SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

   EXPENSES

   Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

   Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

   FEDERAL INCOME TAXES

   The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active Funds and not all Funds can issue all classes of shares. As of June 30, 1997, there were no shareholders in Class C or Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ended June 30, 1997 and June 30, 1996:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                      (Amounts in Thousands)
                                       INTERMEDIATE TAX-FREE              MUNICIPAL INCOME               KENTUCKY MUNICIPAL
                                             BOND FUND                          FUND                         BOND FUND
                                    ----------------------------    ----------------------------    ----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                      JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                        1997            1996            1997            1996            1997            1996
                                    ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued....     $ 98,433        $ 73,620        $155,470        $100,593        $ 17,564        $  6,010
  Proceeds from shares issued in
    conversion...................      182,568              --          55,269              --          78,683              --
  Dividends reinvested...........          267           1,311             198             835              11              30
  Cost of shares redeemed........      (54,356)        (69,859)        (49,425)        (45,206)        (10,777)         (8,690)
                                      --------        --------        --------        --------        --------        --------
  Change in net assets from
    Fiduciary Share
    transactions.................     $226,912        $  5,072        $161,512        $ 56,222        $ 85,481        $ (2,650)
                                      ========        ========        ========        ========        ========        ========
CLASS A SHARES:
  Proceeds from shares issued....     $  2,964        $  4,157        $ 24,091        $ 18,884        $    425        $    475
  Dividends reinvested...........          245             246           1,160             699             191             186
  Cost of shares redeemed........       (1,518)         (3,426)         (9,801)         (5,106)         (3,370)         (1,412)
                                      --------        --------        --------        --------        --------        --------
  Change in net assets from Class
    A Share transactions.........     $  1,691        $    977        $ 15,450        $ 14,477        $ (2,754)       $   (751)
                                      ========        ========        ========        ========        ========        ========
CLASS B SHARES:
  Proceeds from shares issued....     $  1,664        $  1,508        $ 15,090        $ 15,686        $  1,100        $  1,383
  Dividends reinvested...........           91              46             898             386              42               8
  Cost of shares redeemed........         (946)           (218)         (3,470)         (1,041)           (234)             (7)
                                      --------        --------        --------        --------        --------        --------
  Change in net assets from Class
    B Share transactions.........     $    809        $  1,336        $ 12,518        $ 15,031        $    908        $  1,384
                                      ========        ========        ========        ========        ========        ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued.........................        9,103           6,859          15,939          10,330           1,740             593
  Issued in conversion...........       16,858              --           5,680              --           7,752              --
  Reinvested.....................           25             121              20              86               1               4
  Redeemed.......................       (5,024)         (6,488)         (5,078)         (4,649)         (1,061)           (856)
                                      --------        --------        --------        --------        --------        --------
  Change in Fiduciary Shares.....       20,962             492          16,561           5,767           8,432            (259)
                                      ========        ========        ========        ========        ========        ========
CLASS A SHARES:
  Issued.........................          272             387           2,459           1,933              42              48
  Reinvested.....................           23              22             119              72              19              18
  Redeemed.......................         (141)           (316)         (1,002)           (522)           (331)           (140)
                                      --------        --------        --------        --------        --------        --------
  Change in Class A Shares.......          154              93           1,576           1,483            (270)            (74)
                                      ========        ========        ========        ========        ========        ========
CLASS B SHARES:
  Issued.........................          153             138           1,547           1,612             110             138
  Reinvested.....................            8               5              92              40               4               1
  Redeemed.......................          (87)            (20)           (356)           (108)            (23)             (1)
                                      --------        --------        --------        --------        --------        --------
  Change in Class B Shares.......           74             123           1,283           1,544              91             138
                                      ========        ========        ========        ========        ========        ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                                 (Amounts in Thousands)
                                                              OHIO MUNICIPAL                  LOUISIANA MUNICIPAL
                                                                BOND FUND                        BOND FUND (a)
                                                           --------------------    ------------------------------------------
                                                             YEAR        YEAR        YEAR       SEVEN MONTHS         YEAR
                                                            ENDED       ENDED       ENDED          ENDED            ENDED
                                                           JUNE 30,    JUNE 30,    JUNE 30,       JUNE 30,       NOVEMBER 30,
                                                             1997        1996        1997           1996             1995
                                                           --------    --------    --------    --------------    ------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...........................   $ 28,385    $ 16,537    $  5,386      $    6,255
  Proceeds issued in conversion.........................     39,137          --          --              --
  Proceeds from shares issued in conversion from Class A
    Shares..............................................         --          --          --         137,607(b)
  Dividends reinvested..................................         93         245          --              --
  Cost of shares redeemed...............................    (16,829)    (16,421)    (30,290)         (6,804)
                                                           --------    --------    --------      ----------
  Change in net assets from Fiduciary Share
    transactions........................................   $ 50,786    $    361    $(24,904)     $  137,058
                                                           ========    ========    ========      ==========
CLASS A SHARES:
  Proceeds from shares issued...........................   $  5,044    $  5,812    $  4,042      $    5,814        $ 25,634
  Dividends reinvested..................................        675         479       1,510             889           1,948
  Cost of shares redeemed...............................     (6,371)     (1,813)    (11,414)        (19,453)        (32,701)
  Cost of shares redeemed in conversion to Fiduciary
    Shares..............................................         --          --          --        (137,607)(b)          --
                                                           --------    --------    --------      ----------        --------
  Change in net assets from Class A Share
    transactions........................................   $   (652)   $  4,478    $ (5,862)     $ (150,357)       $ (5,119)
                                                           ========    ========    ========      ==========        ========
CLASS B SHARES:
  Proceeds from shares issued...........................   $  6,467    $  6,113    $    720      $    1,390        $  1,934
  Dividends reinvested..................................        392         166         102              40              31
  Cost of shares redeemed...............................     (1,577)       (584)       (273)           (278)           (112)
                                                           --------    --------    --------      ----------        --------
  Change in net assets from Class B Share
    transactions........................................   $  5,282    $  5,695    $    549      $    1,152        $  1,853
                                                           ========    ========    ========      ==========        ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued................................................      2,635       1,528         538             195
  Issued in conversion..................................      3,617          --          --              --
  Issued in conversion from Class A Shares..............         --          --          --          13,761(b)
  Reinvested............................................          9          23          --              --
  Redeemed..............................................     (1,556)     (1,523)     (3,023)           (250)
                                                           --------    --------    --------      ----------
  Change in Fiduciary Shares............................      4,705          28      (2,485)         13,706
                                                           ========    ========    ========      ==========
CLASS A SHARES:
  Issued................................................        464         539         403             545           2,426
  Issued in restatement of net asset value (c)..........         --          --          --           1,239              --
  Reinvested............................................         62          44         151              85             186
  Redeemed..............................................       (588)       (167)     (1,140)         (1,869)         (3,127)
  Redeemed in conversion to Fiduciary Shares............         --          --          --         (13,761)(b)          --
                                                           --------    --------    --------      ----------        --------
  Change in Class A Shares..............................        (62)        416        (586)        (13,761)           (515)
                                                           ========    ========    ========      ==========        ========
CLASS B SHARES:
  Issued................................................        592         561          72             130             183
  Issued in restatement of net asset value (c)..........         --          --          --              22              --
  Reinvested............................................         36          15          10               4               3
  Redeemed..............................................       (145)        (54)        (27)            (27)            (10)
                                                           --------    --------    --------      ----------        --------
  Change in Class B Shares..............................        483         522          55             129             176
                                                           ========    ========    ========      ==========        ========

------------

(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Capital and share transactions for the periods prior to March 26, 1996 represent the Paragon Louisiana Tax-Free Fund.
(b) Fiduciary Shares of the Louisiana Municipal Bond Fund commenced offering on March 26, 1996 upon conversion of certain Class A Shares to Fiduciary Shares.
(c) Pursuant to reorganization as a fund of The One Group, the Louisiana Municipal Bond Fund issued additional shares at the close of business March 26, 1996 as a result of restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                            (Amounts in Thousands)
                                                                      WEST VIRGINIA          ARIZONA
                                                                      MUNICIPAL BOND      MUNICIPAL BOND
                                                                           FUND                FUND
                                                                     ----------------    ----------------
                                                                     JANUARY 20, 1997    JANUARY 20, 1997
                                                                         THROUGH             THROUGH
                                                                         JUNE 30,            JUNE 30,
                                                                         1997 (a)            1997 (a)
                                                                     ----------------    ----------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.....................................       $  9,442            $  9,187
  Proceeds from shares issued in conversion.......................         91,179             263,882
  Dividends reinvested............................................             --(b)               --
  Cost of shares redeemed.........................................         (4,937)            (18,791)
                                                                         --------            --------
  Change in net assets from Fiduciary Share transactions..........       $ 95,684            $254,278
                                                                         ========            ========
CLASS A SHARES:
  Proceeds from shares issued.....................................       $    795            $  1,947
  Dividends reinvested............................................              7                   5
  Cost of shares redeemed.........................................             --                (468)
                                                                         --------            --------
     Change in net assets from Class A Share transactions.........       $    802            $  1,484
                                                                         ========            ========
CLASS B SHARES:
  Proceeds from shares issued.....................................       $    605            $     --(b)
  Dividends reinvested............................................              2                  --
  Cost of shares redeemed.........................................             --                  --
                                                                         --------            --------
  Change in net assets from Class B Share transactions............       $    607            $     --(b)
                                                                         ========            ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..........................................................            941                 920
  Issued in conversion............................................          9,118              26,388
  Reinvested......................................................              1                  --
  Redeemed........................................................           (492)             (1,883)
                                                                         --------            --------
  Change in Fiduciary Shares......................................          9,568              25,425
                                                                         ========            ========
CLASS A SHARES:
  Issued..........................................................             79                 196
  Reinvested......................................................             --                   1
  Redeemed........................................................             --                 (47)
                                                                         --------            --------
  Change in Class A Shares........................................             79                 150
                                                                         ========            ========
CLASS B SHARES:
  Issued..........................................................             61                  --(b)
  Reinvested......................................................             --                  --
  Redeemed........................................................             --                  --
                                                                         --------            --------
  Change in Class B Shares........................................             61                  --(b)
                                                                         ========            ========

------------

(a) Period from commencement of operations.
(b) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund and the Louisiana Municipal Bond Fund; and 0.45% of the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund , and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% and 0.90% of average daily net assets of the Class A Shares and Class B Shares, respectively, of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended June 30, 1997, the Distributor received $1,156,585 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor reallowed $1,140,301 to affiliated broker/dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended June 30, 1997, fees in the following amounts were waived (amounts in thousands):

                                                                                           12B-1 FEES
                                                   INVESTMENT                                WAIVED
                                                  ADVISORY FEES    ADMINISTRATION     --------------------
                                                     WAIVED          FEES WAIVED      CLASS A     CLASS B
                                                  -------------    ---------------    --------    --------
   Intermediate Tax-Free Bond Fund.............       $ 777              $--            $  6        $  3
   Municipal Income Fund.......................         388               17              32          29
   Kentucky Municipal Bond Fund................          78               --               7           2
   Ohio Municipal Bond Fund....................         392                2              16          12
   Louisiana Municipal Bond Fund...............         394               --              50           4
   West Virginia Municipal Bond Fund...........          67               10              --          --
   Arizona Municipal Bond Fund.................         126               50              --          --

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended June 30, 1997 were as follows (amounts in thousands):

                                                                     PURCHASES     SALES
                                                                     ---------    --------
            Intermediate Tax-Free Bond Fund.......................   $508,298     $286,186
            Municipal Income Fund.................................    396,026      229,213
            Kentucky Municipal Bond Fund..........................     87,698       10,214
            Ohio Municipal Bond Fund..............................     64,127        9,362
            Louisiana Municipal Bond Fund.........................     30,718       58,974
            West Virginia Municipal Bond Fund.....................     11,420        5,670
            Arizona Municipal Bond Fund...........................     14,524       20,446

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7. CONCENTRATION OF CREDIT RISK:

   The Kentucky, Ohio, Louisiana, Arizona and West Virginia Municipal Bond Funds invest in primarily debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization ("Reorganization") with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Paragon Louisiana Tax-Free Fund transferred its assets

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   and liabilities to the One Group Louisiana Municipal Bond Fund. The Reorganization, which qualified as tax-free exchange for Federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of Paragon at a special shareholder meeting. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the Reorganization (amounts in thousands except net asset value):

                                                                                                  AFTER
                                                                  BEFORE REORGANIZATION       REORGANIZATION
                                                                --------------------------    --------------
                                                                   PARAGON       LOUISIANA      LOUISIANA
                                                                  LOUISIANA      MUNICIPAL      MUNICIPAL
                                                                TAX-FREE FUND    BOND FUND         BOND
                                                                -------------    ---------    --------------
   Shares....................................................        18,757          --            20,018*
   Net Assets................................................     $ 200,185          --          $200,185
   Net Asset Value:
     Fiduciary...............................................                        --          $  10.00*
     Class A.................................................     $   10.67          --             10.00*
     Class B.................................................         10.70          --             10.00*
   Unrealized Appreciation...................................     $   4,349          --          $  4,349

------------

   * Pursuant to its reorganization as a fund of the One Group, the Fund issued additional shares at the close of business March 25, 1996 as a result of the restatement of the net asset values of Class A Shares from $10.67 to $10.00 and Class B Shares from $10.70 to $10.00.

9. FEDERAL TAX INFORMATION (UNAUDITED):

   The accompanying table below details distributions from long-term capital gains for the following funds for the period ended June 30, 1997 (amounts in thousands):

                                                                                          DISTRIBUTIONS
                                                                                          -------------
         Intermediate Tax Free Bond Fund...............................................       $ 226

   At June 30, 1997, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                                 CAPITAL LOSS
                                                                                 CARRYFORWARD    EXPIRES
                                                                                 ------------    -------
         Municipal Income Fund................................................       6,340         2005
         Municipal Income Fund................................................       2,195         2002
         Kentucky Municipal Bond Fund.........................................         483         2004
         Kentucky Municipal Bond Fund.........................................       1,316         2003
         Ohio Municipal Bond Fund.............................................         217         2005
         Ohio Municipal Bond Fund.............................................       1,463         2004
         Ohio Municipal Bond Fund.............................................       2,319         2003
         Louisiana Municipal Bond Fund........................................          45         2005
         Louisiana Municipal Bond Fund........................................         268         2004
         Louisiana Municipal Bond Fund........................................          48         2003
         Louisiana Municipal Bond Fund........................................         281         2002

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occuring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1998 (amounts in thousands):

                                                                                          POST-OCTOBER
                                                                                         CAPITAL LOSSES
                                                                                         --------------
         Ohio Municipal Bond Fund.....................................................        $104
         Louisiana Municipal Bond Fund................................................          33
         West Virginia Municipal Bond Fund............................................          28

   The Funds designate the following exempt-interest dividends for the taxable year ended June 30, 1997 (amounts in thousands):

                                                                                          TAX-EXEMPT
                                                                                          DISTRIBUTION
                                                                                          -----------
         Intermediate Tax Free Bond Fund...............................................     $15,864
         Municipal Income Fund.........................................................      19,189
         Kentucky Municipal Bond Fund..................................................       3,448
         Ohio Municipal Bond Fund......................................................       6,384
         Louisiana Municipal Bond Fund.................................................       8,717
         West Virginia Municipal Bond Fund.............................................       1,682
         Arizona Municipal Bond Fund...................................................       4,663

10. CONVERSION OF COMMON TRUST FUNDS:

    On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                    NET ASSET
                                                                     NET ASSETS     VALUE PER       UNREALIZED
                                                           SHARES    CONVERTED     SHARE ISSUED    APPRECIATION
                                                           ------    ----------    ------------    ------------
   Intermediate Tax-Free Bond Fund......................   16,858     $182,568        $10.83         $  7,412
   Municipal Income Fund................................    5,680       55,269          9.73            1,784
   Kentucky Municipal Bond Fund.........................    7,752       78,683         10.15            4,545
   Ohio Municipal Bond Fund.............................    3,617       39,137         10.82            2,826
   West Virginia Municipal Bond Fund....................    9,118       91,179         10.00            3,886
   Arizona Municipal Bond Fund..........................   26,388      263,882         10.00           12,118

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          INTERMEDIATE TAX-FREE BOND FUND
                                                              --------------------------------------------------------
                                                                                      FIDUCIARY
                                                              --------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                              --------------------------------------------------------
                                                                1997        1996        1995        1994        1993
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................   $  10.67    $  10.64    $  10.49    $  11.15    $  10.69
                                                              --------    --------    --------    --------    --------
Investment Activities:
  Net investment income....................................       0.54        0.52        0.54        0.52        0.53
  Net realized and unrealized gains (losses) from
    investments............................................       0.27        0.04        0.15       (0.52)       0.49
                                                              --------    --------    --------    --------    --------
    Total from Investment Activities.......................       0.81        0.56        0.69        0.00        1.02
                                                              --------    --------    --------    --------    --------
Distributions:
  Net investment income....................................      (0.54)      (0.51)      (0.54)      (0.53)      (0.52)
  In excess of net investment income.......................         --          --          --       (0.01)         --
  Net realized gains.......................................      (0.02)      (0.02)         --       (0.01)      (0.04)
  In excess of net realized gains..........................         --          --          --       (0.11)         --
                                                              --------    --------    --------    --------    --------
    Total Distributions....................................      (0.56)      (0.53)      (0.54)      (0.66)      (0.56)
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD.............................   $  10.92    $  10.67    $  10.64    $  10.49    $  11.15
                                                              ========    ========    ========    ========    ========
Total Return...............................................       7.76%       5.39%       6.75%      (0.11)%      9.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $451,089    $217,201    $211,229    $182,611    $166,489
  Ratio of expenses to average net assets..................       0.58%       0.54%       0.53%       0.48%       0.54%
  Ratio of net investment income to average net assets.....       5.05%       4.87%       5.17%       4.78%       4.93%
  Ratio of expenses to average net assets*.................       0.81%       0.87%       0.88%       0.84%       0.94%
  Ratio of net investment income to average net assets*....       4.82%       4.54%       4.82%       4.42%       4.53%
  Portfolio turnover (a)...................................      86.89%     111.58%     199.76%     105.98%      31.99%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              INTERMEDIATE TAX-FREE BOND FUND
                                                                     -------------------------------------------------
                                                                                          CLASS A
                                                                     -------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                     -------------------------------------------------
                                                                      1997      1996       1995       1994       1993
                                                                     ------    -------    -------    -------    ------
NET ASSET VALUE, BEGINNING OF PERIOD..............................   $10.67    $ 10.63    $ 10.48    $ 11.14    $10.69
                                                                     ------    -------    -------    -------    ------
Investment Activities:
  Net investment income...........................................     0.51       0.50       0.51       0.50      0.55
  Net realized and unrealized gains (losses) from investments.....     0.26       0.05       0.15      (0.52)     0.44
                                                                     ------    -------    -------    -------    ------
    Total from Investment Activities..............................     0.77       0.55       0.66      (0.02)     0.99
                                                                     ------    -------    -------    -------    ------
Distributions:
  Net investment income...........................................    (0.51)     (0.49)     (0.49)     (0.52)    (0.50)
  In excess of net investment income..............................       --         --      (0.02)     (0.01)       --
  Net realized gains..............................................    (0.02)     (0.02)        --         --     (0.04)
  In excess of net realized gains.................................       --         --         --      (0.11)       --
                                                                     ------    -------    -------    -------    ------
    Total Distributions...........................................    (0.53)     (0.51)     (0.51)     (0.64)    (0.54)
                                                                     ------    -------    -------    -------    ------
NET ASSET VALUE, END OF PERIOD....................................   $10.91    $ 10.67    $ 10.63    $ 10.48    $11.14
                                                                     ======    =======    =======    =======    ======
Total Return (Excludes Sales Charge)..............................     7.39%      5.28%      6.49%     (0.33)%    9.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............................   $8,457    $ 6,622    $ 5,614    $ 5,556    $5,480
  Ratio of expenses to average net assets.........................     0.83%      0.79%      0.78%      0.73%     0.71%
  Ratio of net investment income to average net assets............     4.75%      4.62%      4.91%      4.57%     4.77%
  Ratio of expenses to average net assets*........................     1.15%      1.22%      1.23%      1.19%     1.27%
  Ratio of net investment income to average net assets*...........     4.43%      4.19%      4.46%      4.11%     4.21%
  Portfolio turnover (a)..........................................    86.89%    111.58%    199.76%    105.98%    31.99%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 INTERMEDIATE TAX-FREE BOND FUND
                                                                             ----------------------------------------
                                                                                              CLASS B
                                                                             ----------------------------------------
                                                                                       YEARS ENDED JUNE 30,
                                                                             ----------------------------------------
                                                                              1997      1996       1995      1994(a)
                                                                             ------    -------    -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................................   $10.68    $ 10.65    $ 10.50    $ 11.18
                                                                             ------    -------    -------    -------
Investment Activities:
  Net investment income...................................................     0.45       0.43       0.46       0.17
  Net realized and unrealized gains (losses) from investments.............     0.27       0.04       0.14      (0.67)
                                                                             ------    -------    -------     ------
    Total from Investment Activities......................................     0.72       0.47       0.60      (0.50)
                                                                             ------    -------    -------     ------
Distributions:
  Net investment income...................................................    (0.45)     (0.42)     (0.45)     (0.17)
  Net realized gains......................................................    (0.02)     (0.02)        --         --
  In excess of net realized gains.........................................       --         --         --      (0.01)
                                                                             ------    -------    -------    -------
    Total Distributions...................................................    (0.47)     (0.44)     (0.45)     (0.18)
                                                                             ------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD............................................   $10.93    $ 10.68    $ 10.65    $ 10.50
                                                                             ======    =======    =======    =======
Total Return (Excludes Sales Charge)......................................     6.82%      4.48%      5.89%     (4.48)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................   $3,307    $ 2,439    $ 1,116    $   549
  Ratio of expenses to average net assets.................................     1.47%      1.44%      1.43%      1.40% (c)
  Ratio of net investment income to average net assets....................     4.09%      3.97%      4.29%      4.08% (c)
  Ratio of expenses to average net assets*................................     1.78%      1.87%      1.88%      1.85% (c)
  Ratio of net investment income to average net assets*...................     3.78%      3.54%      3.84%      3.63% (c)
  Portfolio turnover (d)..................................................    86.89%    111.58%    199.76%    105.98%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                MUNICIPAL INCOME FUND
                                                               --------------------------------------------------------
                                                                                       FIDUCIARY
                                                               --------------------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                               --------------------------------------------------------
                                                                 1997        1996        1995        1994      1993(a)
                                                               --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $   9.66    $   9.69    $   9.66    $  10.11    $ 10.00
                                                               --------    --------    --------    --------    -------
Investment Activities:
  Net investment income.....................................       0.53        0.56        0.57        0.56       0.19
  Net realized and unrealized gains (losses) from
    investments.............................................       0.18       (0.03)       0.03       (0.42)      0.11
                                                               --------    --------    --------    --------    -------
    Total from Investment Activities........................       0.71        0.53        0.60        0.14       0.30
                                                               --------    --------    --------    --------    -------
Distributions:
  Net investment income.....................................      (0.53)      (0.56)      (0.57)      (0.56)     (0.19)
  In excess of net realized gains...........................         --          --          --       (0.03)        --
                                                               --------    --------    --------    --------    -------
    Total Distributions.....................................      (0.53)      (0.56)      (0.57)      (0.59)     (0.19)
                                                               --------    --------    --------    --------    -------
NET ASSET VALUE, END OF PERIOD..............................   $   9.84    $   9.66    $   9.69    $   9.66    $ 10.11
                                                               ========    ========    ========    ========    =======
Total Return................................................       7.49%       5.54%       6.46%       1.36%      5.18% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $408,577    $241,115    $185,916    $152,763    $40,777
  Ratio of expenses to average net assets...................       0.57%       0.56%       0.56%       0.54%      0.54% (b)
  Ratio of net investment income to average net assets......       5.38%       5.70%       6.02%       5.61%      5.66% (b)
  Ratio of expenses to average net assets*..................       0.68%       0.76%       0.74%       0.71%      1.01% (b)
  Ratio of net investment income to average net assets*.....       5.27%       5.50%       5.84%       5.44%      5.19% (b)
  Portfolio turnover (c)....................................      62.83%      83.17%      66.02%     101.48%     66.12%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Fund commenced operations on February 9, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                  MUNICIPAL INCOME FUND
                                                                   ----------------------------------------------------
                                                                                         CLASS A
                                                                   ----------------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                                   ----------------------------------------------------
                                                                    1997       1996       1995       1994      1993(a)
                                                                   -------    -------    -------    -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD............................   $  9.69    $  9.72    $  9.67    $ 10.12     $10.06
                                                                   -------    -------    -------    -------    -------
Investment Activities:
  Net investment income.........................................      0.51       0.55       0.55       0.55       0.19
  Net realized and unrealized gains (losses) from investments...      0.18      (0.04)      0.05      (0.43)      0.05
                                                                   -------    -------    -------    -------    -------
    Total from Investment Activities............................      0.69       0.51       0.60       0.12       0.24
                                                                   -------    -------    -------    -------    -------
Distributions:
  Net investment income.........................................     (0.51)     (0.54)     (0.55)     (0.54)     (0.18)
  In excess of net realized gains...............................        --         --         --      (0.03)        --
                                                                   -------    -------    -------    -------    -------
    Total Distributions.........................................     (0.51)     (0.54)     (0.55)     (0.57)     (0.18)
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD..................................   $  9.87    $  9.69    $  9.72    $  9.67     $10.12
                                                                   =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)............................      7.24%      5.35%      6.21%      1.34%      6.86%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................   $41,829    $25,787    $11,462    $10,725     $4,106
  Ratio of expenses to average net assets.......................      0.82%      0.81%      0.81%      0.79%      0.80%(b)
  Ratio of net investment income to average net assets..........      5.13%      5.45%      5.76%      5.44%      5.71%(b)
  Ratio of expenses to average net assets*......................      1.03%      1.11%      1.09%      1.06%      1.36%(b)
  Ratio of net investment income to average net assets*.........      4.92%      5.15%      5.48%      5.17%      5.15%(b)
  Portfolio turnover (c)........................................     62.83%     83.17%     66.02%    101.48%     66.12%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class A Shares commenced offering on February 23, 1993.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      MUNICIPAL INCOME FUND
                                                                             ----------------------------------------
                                                                                             CLASS B
                                                                             ----------------------------------------
                                                                                      YEARS ENDED JUNE 30,
                                                                             ----------------------------------------
                                                                              1997       1996       1995     1994(a)
                                                                             -------    -------    ------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......................................   $  9.66    $  9.69    $ 9.62     $10.10
                                                                             -------    -------    ------    -------
Investment Activities:
  Net investment income...................................................      0.44       0.47      0.49       0.24
  Net realized and unrealized gains (losses) from investments.............      0.18      (0.03)     0.07      (0.48)
                                                                             -------    -------    ------    -------
    Total from Investment Activities......................................      0.62       0.44      0.56      (0.24)
                                                                             -------    -------    ------    -------
Distributions:
  Net investment income...................................................     (0.44)     (0.47)    (0.49)     (0.24)
                                                                             -------    -------    ------    -------
    Total Distributions...................................................     (0.44)     (0.47)    (0.49)     (0.24)
                                                                             -------    -------    ------    -------
NET ASSET VALUE, END OF PERIOD............................................   $  9.84    $  9.66    $ 9.69     $ 9.62
                                                                             =======    =======    ======    =======
Total Return (Excludes Sales Charge)......................................      6.55%      4.65%     5.58%     (1.98)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................   $36,258    $23,204    $8,326     $4,855
  Ratio of expenses to average net assets.................................      1.47%      1.46%     1.46%      1.41%(c)
  Ratio of net investment income to average net assets....................      4.48%      4.80%     5.14%      4.95%(c)
  Ratio of expenses to average net assets*................................      1.67%      1.76%     1.74%      1.62%(c)
  Ratio of net investment income to average net assets*...................      4.28%      4.50%     4.86%      4.74%(c)
  Portfolio turnover (d)..................................................     62.83%     83.17%    66.02%    101.48%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        KENTUCKY MUNICIPAL BOND FUND
                                                    --------------------------------------------------------------------
                                                                 FIDUCIARY
                                                    -----------------------------------
                                                      YEAR        YEAR      JANUARY 20,    FEBRUARY 1,       MARCH 12,
                                                     ENDED       ENDED        1995 TO        1994, TO        1993, TO
                                                    JUNE 30,    JUNE 30,     JUNE 30,      JANUARY 19,      JANUARY 31,
                                                      1997        1996        1995(a)        1995(b)        1994(b)(c)
                                                    --------    --------    -----------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $  10.04    $  9.92       $  9.49        $  10.45         $ 10.00
Investment Activities:
  Net investment income..........................       0.50       0.50          0.20            0.41            0.36
  Net realized and unrealized gains (losses) from
    investments..................................       0.16       0.12          0.43          (0.95)            0.43
                                                    --------    -------       -------        --------         -------
    Total from Investment Activities.............       0.66       0.62          0.63          (0.54)            0.79
                                                    --------    -------       -------        --------         -------
Distributions:
  Net investment income..........................      (0.50)     (0.50)        (0.20)          (0.42)          (0.34)
                                                    --------    -------       -------        --------         -------
    Total Distributions..........................      (0.50)     (0.50)        (0.20)          (0.42)          (0.34)
                                                    --------    -------       -------        --------         -------
NET ASSET VALUE, END OF PERIOD...................   $  10.20    $ 10.04       $  9.92        $   9.49         $ 10.45
                                                    ========    =======       =======        ========         =======
Total Return.....................................       6.74%      6.35%         6.56%(d)       (5.17)%(d)       8.05%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............   $116,830    $30,300       $32,520        $ 41,953         $64,663
  Ratio of expenses to average net assets........       0.59%      0.68%         0.65%(e)        1.03%(e)        0.70%(e)
  Ratio of net investment income to average
    net assets...................................       5.12%      4.60%         4.70%(e)        4.27%(e)        4.19%(e)
  Ratio of expenses to average net assets*.......       0.72%      1.02%         0.97%(e)        1.05%(e)        0.91%(e)
  Ratio of net investment income to average
    net assets*..................................       4.99%      4.26%         4.38%(e)        4.25%(e)        3.98%(e)
  Portfolio turnover (f).........................      13.30%     16.78%        19.75%          10.00%           5.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.
(c) Period from commencement of operations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    KENTUCKY MUNICIPAL BOND FUND
                                                                                 -----------------------------------
                                                                                               CLASS A
                                                                                 -----------------------------------
                                                                                   YEAR        YEAR      JANUARY 20,
                                                                                  ENDED       ENDED        1995 TO
                                                                                 JUNE 30,    JUNE 30,     JUNE 30,
                                                                                   1997        1996        1995(a)
                                                                                 --------    --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................    $10.05      $ 9.93       $  9.49
                                                                                  ------      ------       -------
Investment Activities:
  Net investment income.......................................................      0.48        0.44          0.19
  Net realized and unrealized gains from investments..........................      0.16        0.12          0.44
                                                                                  ------      ------       -------
    Total from Investment Activities..........................................      0.64        0.56          0.63
                                                                                  ------      ------       -------
Distributions:
  Net investment income.......................................................     (0.48)      (0.44)        (0.19)
                                                                                  ------      ------       -------
    Total Distributions.......................................................     (0.48)      (0.44)        (0.19)
                                                                                  ------      ------       -------
NET ASSET VALUE, END OF PERIOD................................................    $10.21      $10.05       $  9.93
                                                                                  ======      ======       =======
Total Return (Excludes Sales Charge)..........................................      6.46%       5.70%         5.66%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................................    $5,554      $8,178       $ 8,818
  Ratio of expenses to average net assets.....................................      0.84%       0.93%         0.90%(c)
  Ratio of net investment income to average net assets........................      4.66%       4.35%         4.44%(c)
  Ratio of expenses to average net assets*....................................      1.04%       1.37%         1.33%(c)
  Ratio of net investment income to average net assets*.......................      4.46%       3.91%         4.01%(c)
  Portfolio turnover (d)......................................................     13.30%      16.78%        19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    KENTUCKY MUNICIPAL BOND FUND
                                                                                 -----------------------------------
                                                                                               CLASS B
                                                                                 -----------------------------------
                                                                                   YEAR        YEAR       MARCH 16,
                                                                                  ENDED       ENDED        1995 TO
                                                                                 JUNE 30,    JUNE 30,     JUNE 30,
                                                                                   1997        1996        1995(a)
                                                                                 --------    --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD..........................................    $ 9.99      $ 9.87       $  9.75
                                                                                  ------      ------       -------
Investment Activities:
  Net investment income.......................................................      0.41        0.38          0.14
  Net realized and unrealized gains from investments..........................      0.16        0.13          0.12
                                                                                  ------      ------       -------
    Total from Investment Activities..........................................      0.57        0.51          0.26
                                                                                  ------      ------       -------
Distributions:
  Net investment income.......................................................     (0.41)      (0.39)        (0.14)
                                                                                  ------      ------       -------
    Total Distributions.......................................................     (0.41)      (0.39)        (0.14)
                                                                                  ------      ------       -------
NET ASSET VALUE, END OF PERIOD................................................    $10.15      $ 9.99       $  9.87
                                                                                  ======      ======       =======
Total Return (Excludes Sales Charge)..........................................      5.81%       5.16%         2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................................    $2,399      $1,457       $    79
  Ratio of expenses to average net assets.....................................      1.47%       1.58%         1.58%(c)
  Ratio of net investment income to average net assets........................      4.05%       3.70%         3.89%(c)
  Ratio of expenses to average net assets*....................................      1.70%       2.02%         2.21%(c)
  Ratio of net investment income to average net assets*.......................      3.82%       3.26%         3.25%(c)
  Portfolio turnover (d)......................................................     13.30%      16.78%        19.75%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on March 16, 1995.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                OHIO MUNICIPAL BOND FUND
                                                                  ----------------------------------------------------
                                                                                       FIDUCIARY
                                                                  ----------------------------------------------------
                                                                                  YEARS ENDED JUNE 30,
                                                                  ----------------------------------------------------
                                                                    1997       1996       1995       1994       1993
                                                                  --------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................   $  10.69    $ 10.65    $ 10.58    $ 11.11    $ 10.48
                                                                  --------    -------    -------    -------    -------
Investment Activities:
  Net investment income........................................       0.56       0.56       0.55       0.51       0.54
  Net realized and unrealized gains (losses) from
    investments................................................       0.19       0.04       0.07      (0.50)      0.62
                                                                  --------    -------    -------    -------    -------
    Total from Investment Activities...........................       0.75       0.60       0.62       0.01       1.16
                                                                  --------    -------    -------    -------    -------
Distributions:
  Net investment income........................................      (0.56)     (0.56)     (0.55)     (0.52)     (0.53)
  In excess of net realized gains..............................         --         --         --      (0.02)        --
                                                                  --------    -------    -------    -------    -------
    Total Distributions........................................      (0.56)     (0.56)     (0.55)     (0.54)     (0.53)
                                                                  --------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD................................................   $  10.88    $ 10.69    $ 10.65    $ 10.58    $ 11.11
                                                                  ========    =======    =======    =======    =======
Total Return...................................................       7.22%      5.69%      6.07%      0.07%     11.43%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................   $133,172    $80,611    $79,993    $93,261    $74,792
  Ratio of expenses to average net assets......................       0.54%      0.57%      0.58%      0.53%      0.55%
  Ratio of net investment income to average net assets.........       5.24%      5.17%      5.29%      4.76%      5.14%
  Ratio of expenses to average net assets*.....................       0.84%      0.95%      0.91%      0.86%      0.94%
  Ratio of net investment income to average net assets*........       4.94%      4.79%      4.96%      4.43%      4.75%
  Portfolio turnover (a).......................................       7.45%     24.61%     77.69%     16.77%     26.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                OHIO MUNICIPAL BOND FUND
                                                                   ---------------------------------------------------
                                                                                         CLASS A
                                                                   ---------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                   ---------------------------------------------------
                                                                    1997       1996       1995       1994       1993
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................   $ 10.72    $ 10.68    $ 10.61    $ 11.13    $ 10.48
                                                                   -------    -------    -------    -------    -------
Investment Activities:
  Net investment income.........................................      0.54       0.55       0.53       0.50       0.52
  Net realized and unrealized gains (losses) from investments...      0.19       0.03       0.07      (0.48)      0.64
                                                                   -------    -------    -------    -------    -------
    Total from Investment Activities............................      0.73       0.58       0.60       0.02       1.16
                                                                   -------    -------    -------    -------    -------
Distributions:
  Net investment income.........................................     (0.54)     (0.54)     (0.51)     (0.50)     (0.51)
  In excess of net investment income............................        --         --      (0.02)     (0.02)        --
  In excess of net realized gains...............................        --         --         --      (0.02)        --
                                                                   -------    -------    -------    -------    -------
    Total Distributions.........................................     (0.54)     (0.54)     (0.53)     (0.54)     (0.51)
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.................................................   $ 10.91    $ 10.72    $ 10.68    $ 10.61    $ 11.13
                                                                   =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)............................      6.95%      5.44%      5.79%     (0.05)%    11.40%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................   $16,114    $16,507    $12,006    $14,883    $13,092
  Ratio of expenses to average net assets.......................      0.79%      0.82%      0.82%      0.78%      0.77%
  Ratio of net investment income to average net assets..........      4.96%      4.92%      5.01%      4.63%      4.85%
  Ratio of expenses to average net assets*......................      1.19%      1.30%      1.25%      1.21%      1.25%
  Ratio of net investment income to average net assets*.........      4.56%      4.44%      4.58%      4.20%      4.37%
  Portfolio turnover (a)........................................      7.45%     24.61%     77.69%     16.77%     26.67%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      OHIO MUNICIPAL BOND FUND
                                                                               --------------------------------------
                                                                                              CLASS B
                                                                               --------------------------------------
                                                                                       YEARS ENDED JUNE 30,
                                                                               --------------------------------------
                                                                                1997       1996      1995     1994(a)
                                                                               -------    ------    ------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................................   $ 10.79    $10.75    $10.68    $11.31
                                                                               -------    ------    ------    ------
Investment Activities:
  Net investment income.....................................................      0.47      0.48      0.43      0.17
  Net realized and unrealized gains (losses) from investments...............      0.19      0.03      0.07     (0.62)
                                                                               -------    ------    ------    ------
    Total from Investment Activities........................................      0.66      0.51      0.50     (0.45)
                                                                               -------    ------    ------    ------
Distributions:
  Net investment income.....................................................     (0.47)    (0.47)    (0.43)    (0.17)
  In excess of net investment income........................................        --        --        --     (0.01)
                                                                               -------    ------    ------    ------
    Total Distributions.....................................................     (0.47)    (0.47)    (0.43)    (0.18)
                                                                               -------    ------    ------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................................   $ 10.98    $10.79    $10.75    $10.68
                                                                               =======    ======    ======    ======
Total Return (Excludes Sales Charge)........................................      6.26%     4.79%     5.17%    (4.02)% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................................   $14,316    $8,854    $3,209    $2,043
  Ratio of expenses to average net assets...................................      1.44%     1.47%     1.48%     1.28% (c)
  Ratio of net investment income to average net assets......................      4.33%     4.27%     4.40%     4.23% (c)
  Ratio of expenses to average net assets*..................................      1.84%     1.95%     1.91%     1.68% (c)
  Ratio of net investment income to average net assets*.....................      3.93%     3.79%     3.97%     3.83% (c)
  Portfolio turnover (d)....................................................      7.45%    24.61%    77.69%    16.77%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                    LOUISIANA MUNICIPAL BOND FUND
                                                                                   -------------------------------
                                                                                              FIDUCIARY
                                                                                   -------------------------------
                                                                                      YEAR         MARCH 26, 1996
                                                                                      ENDED           THROUGH
                                                                                    JUNE 30,          JUNE 30,
                                                                                      1997            1996(a)
                                                                                   -----------    ----------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................................    $    9.93         $  10.00
                                                                                    ---------         --------
Investment Activities:
  Net investment income.........................................................         0.49             0.13
  Net realized and unrealized gains (losses) from investments...................         0.17            (0.07)
                                                                                    ---------         --------
    Total from Investment Activities............................................         0.66             0.06
                                                                                    ---------         --------
Distributions:
  Net investment income.........................................................        (0.49)           (0.13)
                                                                                    ---------         --------
    Total Distributions.........................................................        (0.49)           (0.13)
                                                                                    ---------         --------
NET ASSET VALUE,
  END OF PERIOD.................................................................    $   10.10         $   9.93
                                                                                    =========         ========
Total Return....................................................................         6.81%            0.90%(b)(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................................    $ 113,338         $136,041
  Ratio of expenses to average net assets.......................................         0.62%            0.71%(d)
  Ratio of net investment income to average net assets..........................         4.91%            4.76%(d)
  Ratio of expenses to average net assets*......................................         0.84%            0.86%(d)
  Ratio of net investment income to average net assets*.........................         4.69%            4.61%(d)
  Portfolio turnover (e)........................................................        17.39%           16.72%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from date reorganized as a fund of The One Group.
(b) Not annualized.
(c) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     LOUISIANA MUNICIPAL BOND FUND
                                                ------------------------------------------------------------------------
                                                                                CLASS A
                                                ------------------------------------------------------------------------
                                                  YEAR      SEVEN MONTHS
                                                 ENDED         ENDED                  YEARS ENDED NOVEMBER 30,
                                                JUNE 30,      JUNE 30,      --------------------------------------------
                                                  1997        1996(a)         1995        1994        1993        1992
                                                --------    ------------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................   $  9.93       $  10.09      $   9.38    $  10.27    $   9.92    $   9.73
                                                -------       --------      --------    --------    --------    --------
Investment Activities:
  Net investment income......................      0.47           0.24          0.50        0.49        0.52        0.55
  Net realized and unrealized gains (losses)
    from investments.........................      0.17          (0.16)         0.71       (0.79)       0.42        0.26
                                                -------       --------      --------    --------    --------    --------
    Total from Investment Activities.........      0.64           0.08          1.21       (0.30)       0.94        0.82
                                                -------       --------      --------    --------    --------    --------
Distributions:
  Net investment income......................     (0.47)         (0.24)        (0.50)      (0.49)      (0.52)      (0.55)
  Net realized gains.........................        --             --            --       (0.10)      (0.07)      (0.07)
                                                -------       --------      --------    --------    --------    --------
    Total Distributions......................     (0.47)         (0.24)        (0.50)      (0.59)      (0.59)      (0.62)
                                                -------       --------      --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD..............................   $ 10.10       $   9.93      $  10.09    $   9.38    $  10.27    $   9.92
                                                =======       ========      ========    ========    ========    ========
Total Return (Excludes Sales Charge).........      6.55%          0.84%(b)     13.11%      (2.97)%      9.65%       8.64%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........   $48,498       $ 53,479      $206,119    $196,820    $196,534    $135,692
  Ratio of expenses to average net assets....      0.87%          0.69%(c)      0.62%       0.65%       0.62%       0.58%
  Ratio of net investment income to average
    net assets...............................      4.66%          4.71%(c)      5.07%       4.97%       5.07%       5.70%
  Ratio of expenses to average net assets*...      1.19%          0.86%(c)      0.77%       0.80%       0.78%       0.83%
  Ratio of net investment income to average
    net assets*..............................      4.34%          4.54%(c)      4.92%       4.82%       4.91%       5.45%
  Portfolio turnover (d).....................     17.39%         16.72%        28.00%      24.00%      25.00%      32.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         LOUISIANA MUNICIPAL BOND FUND
                                                           ---------------------------------------------------------
                                                                                    CLASS B
                                                           ---------------------------------------------------------
                                                             YEAR      SEVEN MONTHS        YEAR        SEPTEMBER 16,
                                                            ENDED         ENDED           ENDED        1994 THROUGH
                                                           JUNE 30,      JUNE 30,      NOVEMBER 30,    NOVEMBER 30,
                                                             1997        1996(a)           1995           1994(b)
                                                           --------    ------------    ------------    -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...................................    $ 9.93        $10.09          $ 9.36          $  9.73
                                                            ------        ------          ------          -------
Investment Activities:
  Net investment income.................................      0.40          0.21            0.42             0.08
  Net realized and unrealized gains (losses)
    from investments....................................      0.17         (0.16)           0.73            (0.37)
                                                            ------        ------          ------          -------
    Total from Investment Activities....................      0.57          0.05            1.15            (0.29)
                                                            ------        ------          ------          -------
Distributions:
  Net investment income.................................     (0.40)        (0.21)          (0.42)           (0.08)
                                                            ------        ------          ------          -------
    Total Distributions.................................     (0.40)        (0.21)          (0.42)           (0.08)
                                                            ------        ------          ------          -------
NET ASSET VALUE,
  END OF PERIOD.........................................    $10.10        $ 9.93          $10.09          $  9.36
                                                            ======        ======          ======          =======
Total Return (Excludes Sales Charge)....................      5.87%         0.48%(c)       12.52%            2.94%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................    $3,835        $3,223          $2,115          $   204
  Ratio of expenses to average net assets...............      1.51%         1.50%(d)        1.37%            1.41%(d)
  Ratio of net investment income to average net
    assets..............................................      4.02%         3.98%(d)        4.27%            4.45%(d)
  Ratio of expenses to average net assets*..............      1.85%         1.70%(d)        1.52%            1.56%(d)
  Ratio of net investment income to average net
    assets*.............................................      3.68%         3.78%(d)        4.12%            4.30%(d)
  Portfolio turnover (e)................................     17.39%        16.72%          28.00%           24.00%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b) Class B Shares commenced offering on September 16, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                               WEST VIRGINIA
                                                                                            MUNICIPAL BOND FUND
                                                                                            -------------------
                                                                                                 FIDUCIARY
                                                                                            -------------------

                                                                                             JANUARY 20, 1997
                                                                                                  THROUGH
                                                                                                 JUNE 30,
                                                                                                  1997(a)
                                                                                            -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................................         $ 10.00
                                                                                                  -------
Investment Activities:
  Net investment income..................................................................            0.22
  Net realized and unrealized gains from investments.....................................            0.06
                                                                                                  -------
    Total from Investment Activities.....................................................            0.28
                                                                                                  -------
Distributions:
  Net investment income..................................................................           (0.22)
                                                                                                  -------
    Total Distributions..................................................................           (0.22)
                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD..........................................................................         $ 10.06
                                                                                                  =======
Total Return.............................................................................            2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................................         $96,270
  Ratio of expenses to average net assets................................................            0.59%(c)
  Ratio of net investment income to average net assets...................................            5.04%(c)
  Ratio of expenses to average net assets*...............................................            0.67%(c)
  Ratio of net investment income to average net assets*..................................            4.96%(c)
  Portfolio turnover (d).................................................................            6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                               WEST VIRGINIA
                                                                                            MUNICIPAL BOND FUND
                                                                                            -------------------
                                                                                                  CLASS A
                                                                                            -------------------
                                                                                             JANUARY 20, 1997
                                                                                                  THROUGH
                                                                                                 JUNE 30,
                                                                                                  1997(a)
                                                                                            -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................................         $ 10.00
                                                                                                  -------
Investment Activities:
  Net investment income..................................................................            0.16
  Net realized and unrealized gains from investments.....................................            0.15
                                                                                                  -------
    Total from Investment Activities.....................................................            0.31
                                                                                                  -------
Distributions:
  Net investment income..................................................................           (0.16)
                                                                                                  -------
    Total Distributions..................................................................           (0.16)
                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD..........................................................................         $ 10.15
                                                                                                  =======
Total Return (Excludes Sales Charge).....................................................            3.08%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................................         $   808
  Ratio of expenses to average net assets................................................            0.84%(c)
  Ratio of net investment income to average net assets...................................            4.94%(c)
  Ratio of expenses to average net assets*...............................................            0.97%(c)
  Ratio of net investment income to average net assets*..................................            4.81%(c)
  Portfolio turnover (d).................................................................            6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                               WEST VIRGINIA
                                                                                            MUNICIPAL BOND FUND
                                                                                            -------------------
                                                                                                  CLASS B
                                                                                            -------------------

                                                                                             JANUARY 20, 1997
                                                                                                  THROUGH
                                                                                                 JUNE 30,
                                                                                                  1997(a)
                                                                                            -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................................         $ 10.00
                                                                                                  -------
Investment Activities:
  Net investment income..................................................................            0.14
  Net realized and unrealized gains from investments.....................................            0.12
                                                                                                  -------
    Total from Investment Activities.....................................................            0.26
                                                                                                  -------
Distributions:
  Net investment income..................................................................           (0.14)
                                                                                                  -------
    Total Distributions..................................................................           (0.14)
                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD..........................................................................         $ 10.12
                                                                                                  =======
Total Return (Excludes Sales Charge).....................................................            2.64%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................................         $   614
  Ratio of expenses to average net assets................................................            1.49%(c)
  Ratio of net investment income to average net assets...................................            4.08%(c)
  Ratio of expenses to average net assets*...............................................            1.62%(c)
  Ratio of net investment income to average net assets*..................................            3.95%(c)
  Portfolio turnover (d).................................................................            6.21%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  ARIZONA
                                                                                            MUNICIPAL BOND FUND
                                                                                            -------------------
                                                                                                 FIDUCIARY
                                                                                            -------------------

                                                                                             JANUARY 20, 1997
                                                                                                  THROUGH
                                                                                                 JUNE 30,
                                                                                                  1997(a)
                                                                                            -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................................        $   10.00
                                                                                                 ---------
Investment Activities:
  Net investment income..................................................................             0.23
  Net realized and unrealized gains from investments.....................................             0.06
                                                                                                 ---------
    Total from Investment Activities.....................................................             0.29
                                                                                                 ---------
Distributions:
  Net investment income..................................................................            (0.23)
                                                                                                 ---------
    Total Distributions..................................................................            (0.23)
                                                                                                 ---------
NET ASSET VALUE,
  END OF PERIOD..........................................................................        $   10.06
                                                                                                 =========
Total Return.............................................................................             2.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................................        $ 255,755
  Ratio of expenses to average net assets................................................             0.59%(c)
  Ratio of net investment income to average net assets...................................             5.09%(c)
  Ratio of expenses to average net assets*...............................................             0.66%(c)
  Ratio of net investment income to average net assets*..................................             5.02%(c)
  Portfolio turnover (d).................................................................             5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  ARIZONA
                                                                                            MUNICIPAL BOND FUND
                                                                                            -------------------
                                                                                                  CLASS A
                                                                                            -------------------

                                                                                             JANUARY 20, 1997
                                                                                                  THROUGH
                                                                                                 JUNE 30,
                                                                                                  1997(A)
                                                                                            -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................................         $ 10.00
                                                                                                  -------
Investment Activities:
  Net investment income..................................................................            0.15
  Net realized and unrealized gains (losses) from investments............................           (0.01)
                                                                                                  -------
    Total from Investment Activities.....................................................            0.14
                                                                                                  -------
Distributions:
  Net investment income..................................................................           (0.15)
                                                                                                  -------
    Total Distributions..................................................................           (0.15)
                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD..........................................................................         $  9.99
                                                                                                  =======
Total Return (Excludes Sales Charge).....................................................            1.40%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................................         $ 1,500
  Ratio of expenses to average net assets................................................            0.85%(c)
  Ratio of net investment income to average net assets...................................            4.90%(c)
  Ratio of expenses to average net assets*...............................................            0.96%(c)
  Ratio of net investment income to average net assets*..................................            4.79%(c)
  Portfolio turnover (d).................................................................            5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  ARIZONA
                                                                                            MUNICIPAL BOND FUND
                                                                                            -------------------
                                                                                                  CLASS B
                                                                                            -------------------

                                                                                             JANUARY 20, 1997
                                                                                                  THROUGH
                                                                                                 JUNE 30,
                                                                                                  1997(a)
                                                                                            -------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD....................................................................         $ 10.00
                                                                                                  -------
Investment Activities:
  Net realized and unrealized gains from investments.....................................            0.09
                                                                                                  -------
    Total from Investment Activities.....................................................            0.09
                                                                                                  -------
NET ASSET VALUE,
  END OF PERIOD..........................................................................         $ 10.09
                                                                                                  =======
Total Return (Excludes Sales Charge).....................................................            0.90%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)......................................................         $    --(c)
  Ratio of expenses to average net assets................................................              --(d)
  Ratio of net investment income to average net assets...................................              --(d)
  Ratio of expenses to average net assets*...............................................              --(d)
  Ratio of net investment income to average net assets*..................................              --(d)
  Portfolio turnover (e).................................................................            5.66%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Amount is less than $1,000.
(d) Since net assets are less than $1,000, ratios have not been presented.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund , the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund and the Arizona Municipal Bond Fund (seven series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each period presented except as noted in the next paragraph. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

The Kentucky Municipal Bond Fund's financial highlights for the period from February 1, 1994 to January 19, 1995 and the period from March 12, 1993 (commencement of operations) to January 31, 1994 were audited by other auditors whose report dated April 6, 1995 expressed an unqualified opinion on those financial statements and financial highlights. The Louisiana Municipal Bond Fund's statement of changes in net assets for the year ended November 30, 1995 and the financial highlights for each of the four years in the period ended November 30, 1995 were audited by other auditors, whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, except as noted in the second paragraph present fairly, in all material respects, the financial position of the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Kentucky Municipal Bond Fund, the Ohio Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund and the Arizona Municipal Bond Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
U.S. TREASURY OBLIGATIONS (21.4%):
U.S. Treasury Bills (3.7%):
$  50,000   11/20/97 (b)........................   $  48,959
   55,000   3/5/98 (b)..........................      52,977
                                                   ---------
                                                     101,936
                                                   ---------
U.S. Treasury Notes (17.7%):
   50,000   5.88%, 9/2/97 (b)...................      50,014
   75,000   5.88%, 9/2/97.......................      75,057
   25,000   5.75%, 9/30/97 (b)..................      25,001
   25,000   8.75%, 10/15/97.....................      25,230
   25,000   5.63%, 10/31/97 (b).................      25,013
  165,000   7.38%, 11/15/97 (b).................     166,053
   75,000   6.00%, 11/30/97 (b).................      75,127
   50,000   6.00%, 12/31/97 (b).................      50,068
                                                   ---------
                                                     491,563
                                                   ---------
   Total U.S. Treasury Obligations                   593,499
                                                   ---------
REPURCHASE AGREEMENTS (78.8%):
  112,000   Aubrey G. Lanston & Co., 5.90%,
              7/1/97 (Collateralized by $116,678
              various U.S. Treasury Securities,
              0.00% - 5.50%, 12/4/97 - 2/28/99,
              market value - $114,242)..........     112,000
  100,000   Barclays De Zoette Wedd, 5.90%,
              7/1/97 (Collateralized by $70,382
              various U.S. Treasury Securities,
              8.75% - 11.25%, 2/15/15 - 5/15/17,
              market-value $102,001)............     100,000
  100,000   CIBC/Wood Gundy, 5.95%, 7/1/97
              (Collateralized by $100,000
              various U.S. Treasury Notes,
              11.13% - 12.50%,
              8/15/03 - 8/15/14, market
              value - $103,207).................     100,000

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
REPURCHASE AGREEMENTS, CONTINUED:
$ 675,000   Deutsche, Morgan, Grenfell, 5.90%,
              7/1/97 (Collateralized by $679,813
              various U.S. Treasury Securities,
              0.00% - 12.00%, 2/15/98 - 2/15/20,
              market value - $688,501)..........  $  675,000
  100,000   Donaldson, Lufkin & Jenerette,
              5.90%, 7/1/97 (Collateralized by
              $105,411 U.S. Treasury Notes,
              5.88%, 11/15/05, market
              value - $102,000).................     100,000
  105,000   Goldman Sachs, 5.88%, 7/1/97
              (Collateralized by $105,162
              various U.S. Treasury Securities,
              6.63%, 5/15/07 - 2/15/27, market
              value - $107,101).................     105,000
  113,989   HSBC, 5.90%, 7/1/97 (Collateralized
              by $112,125 various U.S. Treasury
              Notes, 5.50%  - 8.50%,
              7/15/97 - 5/15/07, market
              value - $116,274).................     113,989
  675,000   J. P. Morgan & Co., Inc., 6.00%,
              7/1/97 (Collateralized by
              $1,061,927 various U.S. Treasury
              Securities, 0.00% - 8.13%,
              4/30/01 - 8/15/23, market
              value - $688,500).................     675,000
  100,000   Lehman Brothers Holdings, Inc.,
              6.00%, 7/1/97 (Collateralized by
              $175,617 various U.S. Treasury
              Securities, 0.00% - 11.75%,
              11/15/97 - 11/15/14, market
              value - $102,001).................     100,000
  105,000   Prudential Securities, Inc., 5.90%,
              7/1/97 (Collateralized by cash in
              the amount of $105,000)...........     105,000
                                                   ---------
   Total Repurchase Agreements                     2,185,989
                                                   ---------
Total (Amortized Cost--$2,779,488) (a)            $2,779,488
                                                   =========

------------

Percentages indicated are based on net assets of $2,773,589.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
COMMERCIAL PAPER (65.9%):
Automotive (5.2%):
$  43,885   American Honda Finance Corp., 5.63%,
              7/28/97...........................   $  43,700
   42,000   General Motors Acceptance Corp.,
              5.42%, 7/22/97....................      41,867
   41,210   General Motors Acceptance Corp.,
              5.43%, 7/30/97....................      41,030
   25,000   General Motors Acceptance Corp.,
              5.86%, 10/10/97...................      24,589
                                                   ---------
                                                     151,186
                                                   ---------
Banking (8.1%):
   50,000   Banco Nacional de Comercio Exterior,
              S.N.C., 5.55%, 9/17/97............      49,399
   25,000   Banco Nacional de Comercio Exterior,
              S.N.C., 5.64%, 12/1/97............      24,401
   25,000   Banco Rio de la Plata S.A., 5.44%,
              10/27/97..........................      24,554
   38,000   Banco Rio de la Plata S.A., 5.36%,
              10/31/97..........................      37,310
   50,000   Bankers Trust New York Corp., 5.42%,
              7/15/97...........................      49,894
   25,000   Bankers Trust New York Corp., 6.11%,
              3/25/98...........................      24,993
   22,500   Galicia Funding Corp., 5.58%,
              9/16/97...........................      22,231
                                                   ---------
                                                     232,782
                                                   ---------
Brokerage Services (3.9%):
   50,000   Lehman Brothers Holdings, Inc.,
              5.64%, 7/9/97.....................      49,938
   19,991   Sumitomo Bank Capital Markets,
              5.68%, 7/14/97....................      19,950
   42,000   Sumitomo Bank Capital Markets,
              5.68%, 7/18/97....................      41,887
                                                   ---------
                                                     111,775
                                                   ---------
Computer Software (4.3%):
   13,000   CSC Enterprises, 5.57%, 7/7/97......      12,988
   30,500   CSC Enterprises, 5.65%, 7/11/97.....      30,452
   23,500   CSC Enterprises, 5.63%, 7/21/97.....      23,426
   30,000   CSC Enterprises, 5.61%, 8/12/97.....      29,804
   15,000   CSC Enterprises, 5.60%, 8/19/97.....      14,886
   13,550   CSC Enterprises, 5.62%, 9/11/97.....      13,398
                                                   ---------
                                                     124,954
                                                   ---------
Construction (2.5%):
   25,000   Cemex, S.A. de C.V., 5.65%,
              8/6/97............................      24,859
   15,000   Cemex, S.A. de C.V., 5.59%,
              8/19/97...........................      14,886
   14,000   Cemex, S.A. de C.V., 5.59%,
              8/20/97...........................      13,891
   20,000   Cemex, S.A. de C.V., 5.59%,
              8/21/97...........................      19,842
                                                   ---------
                                                      73,478
                                                   ---------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
COMMERCIAL PAPER, CONTINUED:
Financial Services (25.3%):
$  18,413   Banner Receivables Corp., 5.69%,
              7/2/97............................   $  18,410
   46,297   Banner Receivables Corp., 5.68%,
              8/4/97............................      46,049
   45,797   Banner Receivables Corp., 5.75%,
              8/14/97...........................      45,475
   32,499   Banner Receivables Corp., 5.68%,
              9/5/97............................      32,161
   50,000   Broadway Capital, 5.73%, 7/31/97....      49,761
   33,206   Broadway Capital, 5.72%, 8/5/97.....      33,021
   31,765   Broadway Capital, 5.67%, 9/2/97.....      31,450
   50,000   Corporate Receivables Corp., 5.62%,
              7/3/97............................      49,984
   50,000   CXC, Inc., 5.62%, 7/8/97............      49,945
   30,375   Falcon Asset Securitization Corp.,
              5.62%, 7/21/97....................      30,280
   40,755   Gotham Funding Corp., 5.43%,
              7/17/97...........................      40,657
   25,000   Gotham Funding Corp., 5.72%,
              7/18/97...........................      24,932
   25,000   Gotham Funding Corp., 5.47%,
              7/24/97...........................      24,913
   37,553   Gotham Funding Corp., 5.70%,
              8/1/97............................      37,369
   25,000   Gotham Funding Corp., 5.67%,
              8/5/97............................      24,862
   65,000   Old Line Funding Corp., 5.62%,
              7/1/97............................      64,999
   26,500   Old Line Funding Corp., 5.67%,
              7/14/97...........................      26,446
   25,000   WCP Funding, Inc., 5.66%, 7/2/97....      24,996
   25,000   WCP Funding, Inc., 5.63%, 7/7/97....      24,977
   25,000   WCP Funding, Inc., 5.63%, 7/10/97...      24,965
   25,000   WCP Funding, Inc., 5.58%, 7/25/97...      24,907
                                                   ---------
                                                     730,559
                                                   ---------
Gas & Electric Utility (2.8%):
   32,382   AES Shady Point, Inc., 5.60%,
              7/18/97...........................      32,296
   20,991   Cogentrix of Richmond, Inc., 5.64%,
              7/10/97...........................      20,961
   27,762   Cogentrix of Richmond, Inc., 5.65%,
              7/16/97...........................      27,697
                                                   ---------
                                                      80,954
                                                   ---------
Industrial Goods & Services (2.1%):
   12,000   Akzo Nobel, Inc., 5.63%, 8/7/97.....      11,931
   10,000   Akzo Nobel, Inc., 5.62%, 8/29/97....       9,908
   10,000   Hosokawa Micron International, Inc.,
              5.70%, 7/8/97.....................       9,989
   10,000   Hosokawa Micron International, Inc.,
              5.65%, 8/15/97....................       9,929
   19,500   Hosokawa Micron International, Inc.,
              5.71%, 8/26/97....................      19,327
                                                   ---------
                                                      61,084
                                                   ---------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ---------
COMMERCIAL PAPER, CONTINUED:
Leasing (1.0%):
$  29,400   International Lease Finance Corp.,
              5.27%, 7/14/97....................   $  29,344
                                                   ---------
Office Equipment & Services (1.5%):
   20,000   Xerox Mexicana SA de CV, 5.57%,
              7/7/97............................      19,981
   24,500   Xerox Mexicana SA de CV, 5.59%,
              7/24/97...........................      24,413
                                                   ---------
                                                      44,394
                                                   ---------
Oil & Gas Exploration (1.6%):
   25,000   Pemex Capital, Inc., 5.71%,
              9/11/97...........................      24,714
   23,000   Petroleo Brasileiro SA, Series C,
              5.68%, 10/2/97....................      22,663
                                                   ---------
                                                      47,377
                                                   ---------
Printing & Publishing (0.8%):
   22,000   Tribune Co., 5.70%, 7/29/97.........      21,902
                                                   ---------
Real Estate (6.8%):
   19,264   75 State Street Capital Corp.,
              5.64%,
              7/16/97...........................      19,219
   25,140   75 State Street Capital Corp.,
              5.65%,
              7/22/97...........................      25,057
   50,000   75 State Street Capital Corp.,
              5.63%,
              7/23/97...........................      49,828
   31,802   75 State Street Capital Corp.,
              5.64%,
              7/25/97...........................      31,682
   20,000   75 State Street Capital Corp.,
              5.67%,
              7/29/97...........................      19,912
   25,000   Countrywide Home Loans, 5.67%,
              8/11/97...........................      24,839
   10,000   SRD Finance, Inc., 5.63%, 7/17/97...       9,975
   17,000   SRD Finance, Inc., 5.64%, 7/17/97...      16,957
                                                   ---------
                                                     197,469
                                                   ---------
   Total Commercial Paper                          1,907,258
                                                   ---------
CORPORATE NOTES & BONDS (4.6%):
Banking (0.9%):
   25,000   PNC Bank N.A., 6.05%, 5/28/98.......      24,978
                                                   ---------
Brokerage Services (1.4%):
   25,000   Bear Stearns Co., Inc., 6.30%,
              4/16/98...........................      25,000
   15,000   Credit Suisse First Boston, 6.12%,
              3/31/98...........................      14,987
                                                   ---------
                                                      39,987
                                                   ---------
Computer Hardware (2.3%):
   43,500   IBM Credit Corp., 5.75%, 1/20/98....      43,494
   25,000   IBM Credit Corp., 6.07%, 5/19/98....      25,000
                                                   ---------
                                                      68,494
                                                   ---------
   Total Corporate Notes & Bonds                     133,459
                                                   ---------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------   ------------------------------------   ----------
FUNDING AGREEMENTS (11.0%):
$  50,000   Allstate Life Insurance Co., 5.90%,
              8/29/97*..........................   $  50,000
  150,000   General American Life Insurance Co.,
              5.89%, 2/19/98*...................     150,001
   60,000   Peoples Security Life Insurance Co.,
              5.86%, 4/22/97*...................      60,000
   60,000   Providian Life & Health Insurance
              Co., 5.84%, 11/1/98*..............      60,000
                                                   ---------
   Total Funding Agreements                          320,001
                                                   ---------
U.S. GOVERNMENT AGENCY SECURITIES (1.7%):
Student Loan Marketing Assoc. (1.7%):
   50,000   5.26%, 9/28/98*.....................      50,000
                                                   ---------
   Total U.S. Government Agency Securities            50,000
                                                   ---------
YANKEE & EURODOLLAR (11.5%):
Banking (11.5%):
   50,000   ABN Amro Bank NV, 6.27%, 4/17/98....      49,989
   50,000   Bank of Nova Scotia - SCIOTABANK,
              5.95%, 6/30/98....................      49,971
   22,000   Deutsche Bank A.G., 6.20%, 4/8/98...      22,016
   23,500   Dresdner Bank A.G., 5.85%,
              2/13/98...........................      23,502
   12,000   Rabobank Nederland, 5.75%, 2/3/98...      11,978
   25,000   Royal Bank of Canada, 6.08%,
              5/20/98...........................      24,994
   25,000   Royal Bank Of Canada, 6.05%,
              6/8/98............................      24,989
   50,000   Societe Generale, 6.10%, 9/10/97....      50,031
   50,000   Societe Generale, 5.85%, 3/3/98.....      49,990
   25,000   Societe Generale, 6.18%, 5/6/98.....      24,994
                                                   ---------
   Total Yankee & Eurodollar                         332,454
                                                   ---------
REPURCHASE AGREEMENTS (4.1%):
  119,096   Prudential Securities, 6.05%, 7/1/97
              (Collateralized by $142,576
              various U.S. Government
              Securities, 0.00% - 6.62%,
              1/13/98 - 7/1/34, market
              value - $122,496).................     119,096
                                                   ---------
   Total Repurchase Agreements                       119,096
                                                   ---------
Total (Amortized Cost--$2,862,268) (a)             $2,862,268
                                                   =========

------------

Percentages indicated are based on net assets of $2,897,032.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
ANTICIPATION NOTES (8.3%):
Michigan (3.9%):
 $20,000     State Municipal Bond Authority,
               Series A, 4.50%, 7/3/97...........   $ 20,001
                                                    --------
Ohio (0.3%):
   1,750     Richland County, Clear Fork Valley
               Local School District, BAN, 4.20%,
               9/25/97...........................      1,753
                                                    --------
Puerto Rico (2.5%):
  13,000     Commonwealth of Puerto Rico, Trans-
               Series 97A, 4.00%, 7/30/97........     13,007
                                                    --------
Texas (1.6%):
   8,000     State Tax & Revenue, 4.75%,
               8/29/97...........................      8,015
                                                    --------
   Total Anticipation Notes                           42,776
                                                    --------
DAILY DEMAND NOTES (7.3%):
Alabama (1.0%):
   1,400     Phenix City, IDR for Mead, AMT,
               4.15%, 3/1/31, LOC: Bayerische
               Landesbank*.......................      1,400
   3,800     Phenix City, IDR for Mead, Series
               93-A, AMT, 4.15%, 6/1/28, LOC:
               Toronto Dominion Bank*............      3,800
                                                    --------
                                                       5,200
                                                    --------
Idaho (1.8%):
   9,345     Health Facility Authority Revenue,
               St. Lukes Regional Medical Center
               Project, 4.10%, 5/1/22, LOC:
               Credit Suisse*....................      9,345
                                                    --------
New York (1.0%):
   1,000     New York City Municipal Water
               Finance, 5.50%, 6/15/25, FGIC*....      1,000
   1,900     New York City, GO, Series B, 5.50%,
               10/1/20, FGIC*....................      1,900
   2,100     New York City, GO, Series B, 5.50%,
               10/1/22, FGIC*....................      2,100
                                                    --------
                                                       5,000
                                                    --------
North Dakota (0.8%):
   4,300     Grand Forks Health Care Revenue,
               United Hospital Obligation Group,
               Series 96A, 4.15%, 12/1/25, LOC:
               LaSalle National Bank*............      4,300
                                                    --------
Ohio (0.1%):
     600     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric, 5.50%, 12/1/15, LOC:
               J.P. Morgan*......................        600
                                                    --------
Texas (2.6%):
  10,515     Brazos River Authority, PCR, Texas
               Utilities Electric Co. Project,
               AMT, 5.55%, 6/1/30, AMBAC*........     10,515

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
DAILY DEMAND NOTES, CONTINUED:
Texas, continued:
$  2,500     Brazos River Authority, PCR, Texas
               Utilities Electric Co., Series B,
               AMT, 5.55%, 6/1/30, LOC: Union
               Bank of Switzerland*..............   $  2,500
     100     Grapevine Industrial Development
               Corp., Multiple Mode Revenue
               Bonds, Series A4, 4.10%, 12/1/24,
               LOC: Morgan Guaranty*.............        100
     300     North Central Health Facility
               Development Corp. Revenue,
               Presbyterian Medical Center,
               Series D, 4.10%, 12/1/15, MBIA*...        300
                                                    --------
                                                      13,415
                                                    --------
  Total Daily Demand Notes                            37,860
                                                    --------
MONTHLY DEMAND NOTES (3.0%):
Arizona (0.4%):
   2,000     Chandler Industrial Development
               Authority, Parsons Municipal
               Project, 4.10%, 12/15/09, LOC:
               National Westminister*............      2,000
                                                    --------
Indiana (2.6%):
  13,700     Gary Environmental Improvement
               Revenue, U.S. Steel Corp. Project,
               4.10%, 7/15/02, LOC: Bank of Nova
               Scotia*...........................     13,700
                                                    --------
  Total Monthly Demand Notes.....................     15,700
                                                    --------
MUNICIPAL NOTES (4.7%):
Colorado (2.0%):
  10,000     State General Fund Series A, 4.50%,
               6/26/98...........................     10,063
                                                    --------
Idaho (0.5%):
   2,500     State Tansportation, 4.63%,
               6/30/98...........................      2,518
                                                    --------
Wisconsin (2.2%):
  11,405     Green Bay, Area Public School
               District, 3.84%, 2/2/98...........     11,407
                                                    --------
  Total Municipal Notes..........................     23,988
                                                    --------
PUT BONDS (7.1%):
Arizona (0.7%):
   3,600     Cochise County, PCR, Arizona
               Electric Power Corp., Series A,
               AMT, 3.50%, 9/1/24................      3,600
                                                    --------
Connecticut (0.9%):
   4,500     Special Assessment, Compensation
               Unemployment Revenue Bonds
               (CURBS), 3.90%, 11/15/01, FGIC....      4,500
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   ---------
PUT BONDS, CONTINUED:
Georgia (0.8%):
 $ 4,000     Burke County Development Authority,
               Oglethorpe Power, Series A, 3.60%,
               12/1/97, AMBAC....................   $  4,000
                                                    --------
Missouri (0.8%):
   4,175     State Environmental Improvement &
               Energy, Union Electric Co., Series
               B, 3.95%, 6/1/14, LOC: Union Bank
               of Switzerland....................      4,175
                                                    --------
North Dakota (0.4%):
   2,200     Mercer County, Solid Waste Disposal
               Revenue, National Rural Utility
               Power Project, Series U, 3.80%,
               12/1/97...........................      2,200
                                                    --------
Ohio (2.1%):
  11,000     Housing Finance Agency, Series 1997
               A-2, AMT, 3.65%, 3/2/98...........     11,000
                                                    --------
Oregon (0.9%):
   4,500     Oregon Housing & Community, Series
               96-R, AMT, 3.65%, 12/11/97........      4,500
                                                    --------
Wyoming (0.5%):
   2,500     Uinta County, PCR, Amoco Standard
               Oil Co., 3.90%, 12/1/12...........      2,500
                                                    --------
   Total Put Bonds                                    36,475
                                                    --------
TAX FREE COMMERCIAL PAPER (7.7%):
Alabama (1.1%):
   5,500     Phenix City, Industrial Development,
               Environmental Improvement Revenue,
               Mead, 3.80%, 7/7/97, LOC: ABN
               AMRO..............................      5,500
                                                    --------
Arizona (0.6%):
   3,100     Mesa, Municipal Development Corp.,
               Series A, 3.70%, 9/9/97, LOC: West
               Deutche Landes Bank...............      3,100
                                                    --------
Michigan (1.0%):
   5,080     State Building Authority, 3.80%,
               9/4/97, LOC: Canadian Imperial
               Commerce Bank.....................      5,080
                                                    --------
Ohio (1.5%):
   2,100     Air Quality Development Authority,
               CEI Co., Series B, 3.85%, 8/1/97,
               FGIC..............................      2,100
   5,500     Water Development Authority, CEI
               Co., 3.80%, 8/13/97, FGIC.........      5,500
                                                    --------
                                                       7,600
                                                    --------
Texas (2.6%):
   5,000     Brazos River Authority, PCR, Texas
               Utilities, 3.85%, 10/30/97,
               LOC: CIBC.........................      5,000
   5,900     Public Financing Authority, GO,
               3.63%, 8/14/97....................      5,900

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Texas, continued:
$  3,100     Public Financing Authority, GO,
               Series 93A, 3.20%, 8/11/97........   $  3,100
                                                    --------
                                                      14,000
                                                    --------
West Virginia (0.9%):
   4,500     State Public Authority Energy
               Revenue, Morgantown Assoc.
               Project, AMT, 3.85%, 3/1/17, LOC:
               Swiss Bank........................      4,500
                                                    --------
  Total Tax Free Commercial Paper                     39,780
                                                    --------
WEEKLY DEMAND NOTES (63.6%):
Alaska (0.9%):
   4,500     Anchorage, Higher Education Revenue,
               Alaska Pacific University, 4.25%,
               7/1/17, LOC: Seattle-First
               National Bank*....................      4,500
                                                    --------
Arkansas (1.6%):
   8,100     Clark County, Solid Waste Disposal
               Revenue, Reynolds Metals Co.
               Project, AMT, 4.20%, 8/1/22, LOC:
               Trust Co. Bank*...................      8,100
                                                    --------
Colorado (1.9%):
   3,000     Housing Finance Authority, Pool I,
               Series B, Coventry Village, 4.15%,
               10/15/16, FNMA*...................      3,000
   2,500     Student Obligation Bond Authority,
               90-A, AMT, 4.25%, 9/1/24,
               Sallie Mae*.......................      2,500
   4,400     Student Obligation Bond Authority,
               AMT, 4.25%, 7/1/20, Sallie Mae*...      4,400
                                                    --------
                                                       9,900
                                                    --------
Florida (1.9%):
  10,000     State Housing Finance Authority,
               Woodlands Apt. Project 85S, 4.15%,
               12/1/17, LOC: Citibank*...........     10,000
                                                    --------
Georgia (2.1%):
   7,000     De Kalb Private Hospital Authority
               Revenue, Egleston Children's
               Hospital, Series A, 4.20%, 3/1/24,
               LOC: SunTrust Bank*...............      7,000
   3,735     Gwinnett County Housing Authority,
               Herrington Woods Apts., Series
               96A, AMT, 4.25%, 9/15/26, LOC:
               KeyBank*..........................      3,735
                                                    --------
                                                      10,735
                                                    --------
Illinois (9.4%):
  11,300     Chicago O'Hare International Airport
               Revenue, Second Lien, Series B,
               AMT, 4.20%, 1/1/18, LOC: Societe
               Generale*.........................     11,300

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
$  3,700     Development Authority, Presbyterian
               Home Lake Forrest Place Project,
               4.15%, 9/1/31, LOC: LaSalle
               National Bank*....................   $  3,700
   5,200     Development Finance Authority
               Revenue, Aurora Central Catholic
               High School, 4.15%, 4/1/24, LOC:
               Northern Trust*...................      5,200
   4,500     Development Finance Authority
               Revenue, Roosevelt University
               Project, 4.15%, 4/1/25, LOC:
               American National Bank*...........      4,500
   5,900     Development Finance Authority
               Revenue, Special Facility, Little
               City Foundation, 4.15%, 2/1/19,
               LOC: LaSalle National Bank*.......      5,900
   1,625     Development Finance Authority
               Revenue, St. Paul's House Project,
               4.15%, 2/1/25, LOC: LaSalle
               National Bank*....................      1,625
   3,000     Health Facilities Authority Revenue,
               Washington & Jane Smith Home,
               4.25%, 7/1/26, LOC: Comerica
               Bank*.............................      3,000
   7,640     Jacksonville Industrial Project
               Revenue, AGI Inc. Project, AMT,
               4.40%, 2/1/26, LOC: Bank of
               America*..........................      7,640
   1,230     Lombard IDR, Chicago Roll Co.
               Project, 4.75%, 2/1/10, LOC:
               American National Bank*...........      1,230
   2,000     Orland Hills Multi-Family Mortgage
               Revenue, 88th Avenue Project,
               4.15%, 12/1/04, LOC: LaSalle
               National Bank*....................      2,000
   2,500     Regional Transport Authority Trust
               Receipts, 4.30%, 6/1/25, LOC:
               Societe Generale*.................      2,500
                                                    --------
                                                      48,595
                                                    --------
Indiana (8.2%):
   4,000     City of Madison, IDR, Series 1997,
               Century Tube Corp. Project,
               4.40%, 3/1/07, LOC: Bank of
               Tokyo-Mitsubishi, Ltd.*...........      4,000
  14,800     Health Facility Financing Authority,
               Rehabilitation Hospital, Inc.,
               4.20%, 11/1/20, LOC: National Bank
               of Detroit*.......................     14,800
   5,600     Indianapolis Economic Development
               Revenue, Children's Museum
               Project, 4.15%, 10/1/25, LOC:
               National Bank of Detroit*.........      5,600

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana, continued:
$  3,600     Jasper Economic Development Revenue,
               Best Chairs, Inc. Project, AMT,
               4.40%, 3/1/19, LOC:
               PNC Bank*.........................   $  3,600
  14,035     Rockport, PCR, Indiana & Michigan
               Electric Co., Series A, 4.20%,
               8/1/14, LOC: Swiss Bank*..........     14,035
                                                    --------
                                                      42,035
                                                    --------
Kentucky (0.5%):
   2,500     Mayfield, League of Cities Lease
               Finance Program 96, 4.30%, 7/1/26,
               LOC: PNC Bank*....................      2,500
                                                    --------
Michigan (6.0%):
  16,800     Higher Education Student Loan,
               Series B, AMT, 4.25%, 10/1/13,
               AMBAC*............................     16,800
     800     State Strategic Fund, Limited
               Obligation Revenue, Environmental
               Quality, AMT, 4.30%, 5/1/05, LOC:
               Comerica Bank*....................        800
   1,560     State Strategic Fund, Limited
               Obligation, Wayne Disposal Oakland
               Project, AMT, 4.30%, 3/1/05, LOC:
               Credit Suisse-First Boston*.......      1,560
  11,800     Wayne County Airport Revenue
               (Detriot Airport), Series B, AMT,
               4.20%, 12/1/16, LOC: Bayerische
               Landesbank*.......................     11,800
                                                    --------
                                                      30,960
                                                    --------
Nevada (5.1%):
  10,000     Clark County, IDR, Nevada Power Co.
               Project, Series A, 4.30%, 10/1/30,
               LOC: Barclays Bank*...............     10,000
   5,000     Clark County, Limited Tax GO, 1996
               Las Vegas Convention Trust
               Receipts, 4.30%, 7/1/26, FSA*.....      5,000
   2,215     Clark County, PCR, Nevada Power Co.
               Project, Series C, 4.20%, 10/1/30,
               LOC: Barclays Bank*...............      2,215
   9,300     Lancaster County, Hospital
               Authority, Bryan Memorial
               Hospital, 4.45%, 6/1/12, MBIA*....      9,300
                                                    --------
                                                      26,515
                                                    --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio (7.5%):
 $ 6,700     Cuyahoga County, Cleveland Clinic
               Foundation, 4.05%, 1/1/26, LOC:
               Morgan Guaranty*..................   $  6,700
   3,000     Hamilton County, Health Alliance of
               Cincinnati, Series B, 4.15%,
               1/1/18, MBIA*.....................      3,000
   5,000     Hamilton County, Health Alliance of
               Cincinnati, Series F, 4.05%,
               1/1/18, MBIA*.....................      5,000
   6,300     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, AMT, 4.20%, 4/1/29,
               LOC: Societe Generale*............      6,300
   2,800     State Air Quality Development
               Revenue Bond, Timken Co. Project,
               AMT, 4.15%, 6/1/01, LOC: Credit
               Suisse*...........................      2,800
   5,500     State Water Development Authority
               Revenue, Timken Co. Project,
               4.15%, 5/1/07, LOC: Wachovia
               Bank*.............................      5,500
   4,625     Student Loan Funding Corp., 4.15%,
               12/29/98, LOC: Bank of America*...      4,625
   2,800     Student Loan Funding Corp., Loan
               Revenue, Series A-3, AMT, 4.30%,
               1/1/07, LOC: National
               Westminister*.....................      2,800
   2,000     Water Development Authority, Timken
               Co. Project, 4.15%, 6/1/01, LOC:
               Credit Suisse*....................      2,000
                                                    --------
                                                      38,725
                                                    --------
Pennsylvania (0.8%):
   4,000     Allegheny County, Hospital Revenue,
               General Hospital Obligation Group,
               Series B, 4.15%, 9/1/20, LOC:
               Morgan Guaranty*..................      4,000
                                                    --------
Rhode Island (1.0%):
   5,000     State Student Loan Revenue Bond #3,
               AMT, 4.25%, 6/1/26, LOC: National
               Westminister*.....................      5,000
                                                    --------
South Carolina (0.3%):
   1,700     Cherokee County, Industrial Revenue,
               Oshkosh Truck Corp. Project, AMT,
               4.35%, 8/1/19, LOC: Bank of Nova
               Scotia*...........................      1,700
                                                    --------
Tennessee (0.7%):
   3,800     Oak Ridge Industrial Development
               Board, Economic Development
               Revenue, Limited Obligation,
               4.20%, 5/1/09, LOC: ABN AMRO*.....      3,800
                                                    --------

PRINCIPAL                                           AMORTIZED
 AMOUNT              SECURITY DESCRIPTION             COST
---------    ------------------------------------   --------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (10.5%):
 $14,100     Capital Health Facilities
               Development Corp., Island on Lake
               Travis Ltd. Project, AMT, 4.25%,
               12/1/16, LOC: Credit Suisse*......   $ 14,100
   6,500     Lower Colorado River Authority,
               Texas Electricity Revenue, 4.15%,
               1/1/13, MBIA*.....................      6,500
  10,000     Panhandle Plains Higher Education
               Inc., Student Loan Revenue, Series
               A, 4.25%, 6/1/21, LOC: Sallie
               Mae*..............................     10,000
   8,400     Panhandle Plains Higher Education
               Inc., Student Loan Revenue, Series
               A, AMT, 4.25%, 6/1/23, LOC: Sallie
               Mae*..............................      8,400
  14,900     San Antonio Health Facilities
               Development Corp., Hospital
               Revenue, Warm Springs
               Rehabilitation Foundation, Series
               A, 4.30%, 6/1/08, LOC:
               NationsBank*......................     14,900
                                                    --------
                                                      53,900
                                                    --------
Utah (1.3%):
   6,600     Salt Lake City Airport Revenue, Sub-
               Series A, 4.20%, 6/1/98, LOC:
               Credit Suisse*....................      6,600
                                                    --------
Washington (2.6%):
   4,425     Pierce County, NN Baking Co., AMT,
               4.30%, 7/1/03, LOC: U.S. Bank of
               Washington*.......................      4,425
   6,600     Port Vancouver, United Grain Corp.,
               Series 84A, 4.35%, 12/1/09, LOC:
               Sumitomo Bank, Ltd.*..............      6,600
   2,500     State GO, Municipal Securities,
               Trust Receipts, 4.30%, 7/1/16*,
               LOC: Societe General..............      2,500
                                                    --------
                                                      13,525
                                                    --------
West Virginia (1.3%):
   2,300     Marion County Community Solid Waste
               Disposal Facility Revenue, Grant
               Town, AMT, 4.30%, 10/1/17, LOC:
               National Westminster*.............      2,300
   4,600     Marion County, Community Solid Waste
               Disposal Facility Revenue, Grant
               Town, 4.25%, 10/1/17, LOC:
               National Westminster*.............      4,600
                                                    --------
                                                       6,900
                                                    --------
   Total Weekly Demand Notes                         327,990
                                                    --------
Total (Amortized Cost--$524,569) (a)                $524,569
                                                    ========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

------------

Percentages indicated are based on net assets of $515,605.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
BAN      Bond Anticipation Notes
FGIC     Insured by Financial Guaranty Insurance Corp.
FNMA     Insured by Federal National Mortgage Association
FSA      Insured by Financial Security Assurance
GO       General Obligation
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Insured by Municipal Bond Insurance Association
PCR      Pollution Control Revenue

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   ---------
ANTICIPATION NOTES (14.2%):
Ohio (14.2%):
 $   675     Butler County, BAN, 4.10%,
               3/20/98..........................    $   677
   2,000     Cleveland, 1996-A Cleveland Stadium
               Project, BAN, 4.50%, 10/15/97....      2,004
   1,000     Dublin City School District Notes,
               4.33%, 5/13/98...................      1,003
   2,090     Kent City Service Center, BAN,
               4.50%, 4/9/98....................      2,096
   2,175     Pickerington, Limited Tax GO, BAN,
               4.13%, 6/26/98...................      2,179
     750     Richland County, Clear Fork Valley
               Local School District, BAN,
               4.20%, 9/25/97...................        751
     600     Union County, Limited Tax GO, BAN,
               4.17%, 6/25/98...................        602
   1,500     University of Cincinnati, BAN,
               4.25%, 8/28/97...................      1,501
   1,500     University of Cincinnati, General
               Receipts, BAN, 4.25%, 3/19/98....      1,506
                                                    -------
   Total Anticipation Notes                          12,319
                                                    -------
DAILY DEMAND NOTES (12.5%):
Ohio (12.5%):
   1,300     Franklin County, Franciscan
               Sister-- St. Anthony Health
               System, 4.00%, 7/1/15, LOC:
               Chemical Bank*...................      1,300
     200     Paulding, Solid Waste, Lafarge
               Corp., 4.00%, 8/1/26, LOC: Royal
               Bank of Canada*..................        200
   4,000     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric Co., 5.50%, 12/1/15,
               LOC: Union Bank of
               Switzerland*.....................      4,000
   4,000     State PCR, British Petroleum,
               4.05%, 5/1/22*...................      4,000
     900     Twinsburg, IDR, United Stationers
               Project, 4.40%, 12/1/11, LOC: PNC
               Bank*............................        900
     500     Water Development Authority, Series
               B, Mead Paper Co., 4.00%,
               11/1/15, LOC: Swiss Bank*........        500
                                                    -------
   Total Daily Demand Notes                          10,900
                                                    -------
MONTHLY DEMAND NOTES (6.7%):
Ohio (6.7%):
   5,800     Housing Finance Agency, Kenwood
               Retirement Project, 3.70%,
               12/1/15, LOC: Morgan Guaranty*...      5,800
                                                    -------
   Total Monthly Demand Notes                         5,800
                                                    -------
MUNICIPAL BONDS (1.2%):
Ohio (1.2%):
   1,000     Columbus, GO, 6.75%, 7/1/97........      1,000
                                                    -------
   Total Municipal Bonds                              1,000
                                                   --------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   --------
PUT BOND (4.6%):
Ohio (4.6%):
 $ 4,000     Housing Finance Agency, Series 1997
               A-2, AMT, 3.65%, 3/2/98, AIG:
               Guaranteed Investment Contract...    $ 4,000
                                                    -------
   Total Put Bond                                     4,000
                                                    -------
TAX FREE COMMERCIAL PAPER (4.6%):
Ohio (2.3%):
   1,000     Air Quality Development Authority,
               CEI Co., Series B, 3.80%,
               8/13/97, FGIC....................      1,000
   1,000     Water Development Authority, CEI
               Co., 3.70%, 7/15/97, FGIC........      1,000
                                                    -------
                                                      2,000
                                                    -------
Puerto Rico (2.3%):
   2,000     Government Development Bank, 3.75%,
               7/15/97..........................      2,000
                                                    -------
   Total Tax Free Commercial Paper                    4,000
                                                    -------
WEEKLY DEMAND NOTES (54.4%):
Ohio (54.4%):
   1,000     Butler County, Meadow Ridge
               Apartments, AMT, 4.15%, 11/15/30,
               FNMA Collateral Agreement*.......      1,000
   2,000     Butler County, Middletown Hospital
               Facilities, 4.15%, 11/1/17, LOC:
               Star Bank, N.A.*.................      2,000
     300     Cuyahoga County, IDR, Allen Group,
               Inc., 4.25%, 4/1/12, LOC:
               Dresdner Bank*...................        300
   1,600     Cuyahoga County, IDR, Allen Group,
               Inc., 4.10%, 12/1/15, LOC: Union
               Bank of Switzerland*.............      1,600
   3,200     Franklin County, Hospital Revenue,
               Holy Cross Health Systems, 4.15%,
               6/1/16, LIQ: Morgan Guaranty.....      3,200
   1,500     Franklin County, Hospital Revenue,
               Lutheran City, Inc. Project,
               4.15%, 5/1/15, LOC: National Bank
               of
               Detroit*.........................      1,500
   1,400     Franklin County, Inland Products,
               Inc., 4.40%, 6/1/04, LOC: PNC
               Bank*............................      1,400
   2,000     Franklin County, Ohio Multifamily
               Housing Revenue, Stonebridge
               Apartments, 4.40%, 6/1/27, LOC:
               Star Bank, N.A.*.................      2,000
   2,000     Geauga County, IDR, General Signal
               Corp., 4.30%, 4/1/04, LOC:
               Wachovia*........................      2,000
     400     Hamilton County, Economic
               Development Revenue, Cincinnati
               Performing Arts Center, 4.20%,
               6/15/05, LOC: Fifth Third
               Bank*............................        400

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,325     Hamilton County, Health Alliance of
               Cincinnati, Series B, 4.15%,
               1/1/18, MBIA*....................    $ 3,325
   2,000     Hamilton County, Hospital
               Facilities Revenue, Bethesda
               Hospital,
               4.00%, 2/15/24, LOC:
               Rabobank Nederland*..............      2,000
   1,500     Hamilton County, Hospital
               Facilities Revenue, Children's
               Hospital Medical Center, 4.15%,
               5/15/17, LOC: PNC Bank *.........      1,500
   3,000     Housing Finance Agency, Spring
               Valley Apartments, 4.25%,
               12/15/29, LOC: Key Bank*.........      3,000
     500     Montgomery County, Sisters of
               Charity Health Care, 4.15%,
               5/15/25, LIQ: Toronto
               Dominion*........................        500
   2,295     Ohio State University, General
               Receipts, Series B, 4.15%,
               12/1/06*.........................      2,295
   1,000     Ross County, Ohio Hospital
               Facilities, Medical Center
               Project, 4.15%, 12/1/20, LOC:
               Fifth Third*.....................      1,000
   1,000     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, AMT, 4.20%, 4/1/29,
               LOC: Societe Generale*...........      1,000
   2,300     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, Series A, AMT,
               4.20%, 4/1/28, LOC: Societe
               Generale*........................      2,300
PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   --------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,000     State Air Quality Development
               Revenue Bond, Timken Co. Project,
               AMT, 4.15%, 6/1/01, LOC: Credit
               Suisse*..........................    $ 3,000
     950     State Higher Educational
               Facilities, Mount Union College,
               4.15%, 9/1/20, LOC: National Bank
               of Detroit*......................        950
   3,000     State Higher Educational
               Facilities, Oberlin College,
               4.00%, 10/1/15, SBPA: Morgan
               Guaranty*........................      3,000
   2,000     Student Loan Funding Corp., 4.15%,
               12/29/98, LOC: Bank of
               America*.........................      2,000
   2,000     Student Loan Funding Corp., 4.30%,
               1/1/07, LOC: National
               Westminister Bank*...............      2,000
   2,000     Water Development Authority, Timken
               Co. Project, 4.15%, 6/1/01, LOC:
               Credit Suisse*...................      2,000
   2,100     Wooster, IDR, Allen Group, Inc.,
               4.40%, 12/1/10, LOC: Union Bank
               of Switzerland*..................      2,100
                                                   --------
   Total Weekly Demand Notes                         47,370
                                                   --------
Total (Amortized Cost--$85,389) (a)                $ 85,389
                                                   ========

------------

Percentages indicated are based on net assets of $86,921.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

AMT     Alternative Minimum Tax Paper
BAN     Bond Anticipated Notes
FGIC    Insured by Financial Guaranty Insurance Corp.
FNMA    Insured by Federal National Mortgage Association
GO      General Obligation
IDR     Industrial Development Revenue
LIQ     Liquidity Agreement
LOC     Letter of Credit
MBIA    Insured by Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SBPA    Standby Bond Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                     (Amounts in Thousands, except per share amounts)
                                                   U.S.
                                                 TREASURY                                          OHIO
                                                SECURITIES                      MUNICIPAL       MUNICIPAL
                                               MONEY MARKET    PRIME MONEY     MONEY MARKET    MONEY MARKET
                                                   FUND        MARKET FUND         FUND            FUND
                                               ------------     ----------     ------------    ------------
ASSETS:
Investments, at amortized cost..............    $  593,499      $2,743,172       $524,569        $ 85,389
Repurchase agreements, at cost..............     2,185,989         119,096             --              --
                                                ----------      ----------       --------        --------
Total.......................................     2,779,488       2,862,268        524,569          85,389
Cash........................................            --              --          1,513           1,323
Interest receivable.........................         5,867           9,048          3,715             499
Receivable for shares issued................            --          39,508             --              --
Prepaid expenses and other assets...........           813             401             83               1
                                                ----------      ----------       --------        --------
TOTAL ASSETS................................     2,786,168       2,911,225        529,880          87,212
                                                ----------      ----------       --------        --------
LIABILITIES:
Dividends payable...........................        11,437          12,944          1,482             239
Payable to brokers for investments
  purchased.................................            --              --         12,581              --
Accrued expenses and other payables:
     Investment advisory fees...............           554             698            110              18
     Administration fees....................           367             374             72               8
     12b-1 fees.............................           108              67              9               7
     Accounting and transfer agent fees.....            --               3             --               5
     Other..................................           113             107             21              14
                                                ----------      ----------       --------        --------
TOTAL LIABILITIES...........................        12,579          14,193         14,275             291
                                                ----------      ----------       --------        --------
NET ASSETS:
Capital.....................................     2,773,395       2,897,025        515,748          87,012
Undistributed (distributions in excess of)
  net investment income.....................            43               7           (130)            (75)
Accumulated undistributed net realized gains
  (losses) from investment transactions.....           151              --            (13)            (16)
                                                ----------      ----------       --------        --------
NET ASSETS..................................    $2,773,589      $2,897,032       $515,605        $ 86,921
                                                ==========      ==========       ========        ========
Net Assets
     Fiduciary..............................    $2,243,376      $2,563,768       $467,420        $ 56,442
     Class A................................       530,164         332,646         48,185          30,479
     Class B................................            49             618             --              --
                                                ----------      ----------       --------        --------
Total.......................................    $2,773,589      $2,897,032       $515,605        $ 86,921
                                                ==========      ==========       ========        ========
Outstanding units of beneficial interest
     Fiduciary..............................     2,243,208       2,563,763        467,546          56,481
     Class A................................       530,136         332,643         48,200          30,506
     Class B................................            49             619             --              --
                                                ----------      ----------       --------        --------
Total.......................................     2,773,393       2,897,025        515,746          86,987
                                                ==========      ==========       ========        ========
Net asset value--offering and redemption
  price per share (Fiduciary, Class A and
  Class B shares)...........................         $1.00           $1.00          $1.00           $1.00
                                                     =====           =====          =====           =====

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                  (Amounts in Thousands)
                                                   U.S.
                                                 TREASURY                                          OHIO
                                                SECURITIES                      MUNICIPAL       MUNICIPAL
                                               MONEY MARKET    PRIME MONEY     MONEY MARKET    MONEY MARKET
                                                   FUND        MARKET FUND         FUND            FUND
                                               ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Interest income.............................     $133,807        $154,583        $ 18,652         $3,112
Dividend income.............................           --              --             168             67
Income from securities lending..............          204               9              --             --
                                                 --------        --------        --------         ------
TOTAL INCOME................................      134,011         154,592          18,820          3,179
                                                 --------        --------        --------         ------
EXPENSES:
Investment advisory fees....................        8,665           9,724           1,836            268
Administration fees.........................        4,093           4,594             867            148
12b-1 fees (Class A)........................        1,191           1,178             148            128
12b-1 fees (Class B)........................           --               2              --             --
Custodian and accounting fees...............          192             177              16             14
Legal and audit fees........................           93             106              18              4
Organization costs..........................           --              --              --              1
Trustees' fees and expenses.................           26              29               5              1
Transfer agent fees.........................          470             266               7             20
Registration and filing fees................          384             438             114             14
Printing costs..............................          132             146              29              5
Other.......................................           70              81               4              1
                                                 --------        --------        --------         ------
Total expense before waivers................       15,316          16,741           3,044            604
Less waivers................................       (3,135)         (2,504)           (681)          (152)
                                                 --------        --------        --------         ------
NET EXPENSES................................       12,181          14,237           2,363            452
                                                 --------        --------        --------         ------
Net Investment Income.......................      121,830         140,355          16,457          2,727
                                                 --------        --------        --------         ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions..............................          190              27             (10)           (15)
                                                 --------        --------        --------         ------
Net increase in net assets resulting from
  operations................................     $122,020        $140,382        $ 16,447         $2,712
                                                 ========        ========        ========         ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                (Amounts in Thousands)
                            U.S. TREASURY
                          SECURITIES MONEY               PRIME MONEY               MUNICIPAL MONEY         OHIO MUNICIPAL MONEY
                             MARKET FUND                 MARKET FUND                 MARKET FUND                MARKET FUND
                      -------------------------   -------------------------   -------------------------   -----------------------

                      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                       JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,     JUNE 30,
                         1997          1996          1997          1996          1997          1996          1997         1996
                      -----------   -----------   -----------   -----------   -----------   -----------   ----------   ----------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
   Net investment
     income.........  $  121,830    $   80,358    $  140,355    $  130,413    $   16,457    $   19,034    $   2,727    $   2,941
   Net realized
     gains (losses)
     from investment
     transactions...         190            (9)           27             9           (10)           (4)         (15)          --
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in net assets
 resulting from
 operations.........     122,020        80,349       140,382       130,422        16,447        19,030        2,712        2,941
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
DISTRIBUTIONS TO
 FIDUCIARY
 SHAREHOLDERS:
   From net
     investment
     income.........    (105,790)      (75,330)     (124,100)     (116,410)      (15,228)      (17,075)      (1,662)      (1,588)
   In excess of net
     investment
     income.........          --            --            --            --            --            --           --          (22)
   From net realized
     gains from
     investment
     transactions...          (5)           --            --            --            --            (4)          --           --
DISTRIBUTIONS TO
 CLASS A
 SHAREHOLDERS:
   From net
     investment
     income.........     (16,039)       (5,012)      (16,246)      (13,976)       (1,229)       (1,947)      (1,065)      (1,353)
   In excess of net
     investment
     income.........          --            --            --            --            --            --           --          (19)
DISTRIBUTIONS TO
 CLASS B
 SHAREHOLDERS:
   From net
     investment
     income.........          (1)           --            (9)           --            --            --           --           --
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in net assets
 from shareholder
 distributions......    (121,835)      (80,342)     (140,355)     (130,386)      (16,457)      (19,026)      (2,727)      (2,982)
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
CAPITAL
 TRANSACTIONS:
   Proceeds from
     shares
     issued.........   6,413,072     4,000,794     6,677,852     5,382,651     1,311,970     1,409,174      359,395      337,815
   Proceeds from
     shares issued
     in connection
     with
     acquisition....          --       356,742            --            --            --            --           --           --
   Dividends
     reinvested.....       9,274         4,792        16,726        14,099         1,285         1,889        1,067        1,337
   Cost of shares
     redeemed.......  (5,604,396)   (3,683,695)   (6,299,509)   (5,062,234)   (1,308,167)   (1,394,801)    (370,573)    (329,660)
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in net assets
 from share
 transactions.......     817,950       678,633       395,069       334,516         5,088        16,262      (10,111)       9,492
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
Change in Net
 Assets.............     818,135       678,640       395,096       334,552         5,078        16,266      (10,126)       9,451
NET ASSETS:
   Beginning of
     period.........   1,955,454     1,276,814     2,501,936     2,167,384       510,527       494,261       97,047       87,596
                      ----------    ----------    ----------    ----------    ----------    ----------    ---------    ---------
   End of period....  $2,773,589    $1,955,454    $2,897,032    $2,501,936    $  515,605    $  510,527    $  86,921    $  97,047
                      ==========     =========    ==========    ==========    ==========    ==========    =========    =========
SHARE TRANSACTIONS:
   Issued...........   6,413,072     4,000,794     6,677,852     5,382,651     1,311,970     1,409,174      359,395      337,815
   Issued in
     connection with
     acquisition....          --       356,742            --            --            --            --           --           --
   Reinvested.......       9,274         4,792        16,726        14,099         1,285         1,889        1,067        1,337
   Redeemed.........  (5,604,396)   (3,683,695)   (6,299,509)   (5,062,234)   (1,308,167)   (1,394,801)    (370,573)    (329,660)
                      ==========     =========    ==========    ==========    ==========    ==========     ========     ========
Change in shares....     817,950       678,633       395,069       334,516         5,088        16,262      (10,111)       9,492
                      ==========     =========    ==========    ==========    ==========    ==========     ========     ========
Undistributed
 (distributions in
 excess of) net
 investment income
 included in net
 assets:
   End of Period....  $       43    $       43             7    $        7    $     (130)   $     (127)   $     (75)   $     (51)
                      ==========    ==========    ==========    ==========    ==========    ==========    =========    =========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Ohio Municipal Money Market Fund which is non-diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Agreement") with the Paragon Portfolio ("Paragon"), a Massachusetts business trust. Pursuant to the Agreement all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. Changes in net assets and financial highlights for periods prior to the reorganization, March 25, 1996, are presented for the funds of The One Group only.

   The Funds' investment objectives are as follows:

                         FUND                                            OBJECTIVE
      -------------------------------------------     ------------------------------------------------
      U.S. Treasury Securities Money Market Fund      Current income with liquidity and stability of
                                                       principal.

      Prime Money Market Fund                         Current income with liquidity and stability of
                                                       principal.

      Municipal Money Market Fund                     As high a level of current interest income
                                                       exempt from Federal income taxes as is
                                                       consistent with the preservation of capital and
                                                       stability of principal.

      Ohio Municipal Money Market Fund                As high a level of current interest income
                                                       exempt from Federal income taxes and Ohio
                                                       personal income tax as is consistent with the
                                                       preservation of capital and stability of
                                                       principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

   Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that Banc One Investment Advisors Corporation (the "Advisor") has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1997, the following Fund had securities with the following amortized cost on loan (amount in thousands):

                                                                            AMORTIZED COST
                                                                               OF LOANED
                                                                              SECURITIES
                                                                            ---------------
            U.S. Treasury Securities Money Market Fund...................      $307,101

       The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1997.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

       dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active funds and not all funds can offer all classes of shares. During the year ended June 30, 1995, Service Shares transferred to Class A Shares. As of June 30, 1997 there were no shareholders in Class C or the Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the fiscal years ending June 30, 1997 and 1996:

                                                                                (Amounts in Thousands)
                                                                U.S. TREASURY SECURITIES            PRIME MONEY
                                                                   MONEY MARKET FUND                MARKET FUND
                                                               --------------------------    --------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................   $4,920,570     $ 3,573,870    $4,681,923     $ 4,119,886
  Proceeds from shares issued in connection with
    acquisition.............................................           --         333,798            --              --
  Dividends reinvested......................................          521             345         1,986           1,683
  Cost of shares redeemed...................................   (4,522,461)     (3,241,505)   (4,306,729)     (3,900,430)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Fiduciary share transactions....      398,630         666,508       377,180         221,139
                                                               ==========     ===========    ==========     ===========
CLASS A SHARES:
  Proceeds from shares issued...............................   $1,492,429     $   426,924    $1,994,727     $ 1,262,765
  Proceeds from shares issued in connection with
    acquisition.............................................           --          22,944            --              --
  Dividends reinvested......................................        8,752           4,447        14,734          12,416
  Cost of shares redeemed...................................   (1,081,910)       (442,190)   (1,992,191)     (1,161,804)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Class A share transactions......   $  419,271     $    12,125    $   17,270     $   113,377
                                                               ==========     ===========    ==========     ===========
CLASS B SHARES:
  Proceeds from shares issued...............................   $       73                    $    1,202
  Dividends reinvested......................................            1                             6
  Cost of shares redeemed...................................          (25)                         (589)
                                                               ----------                    ----------
  Change in net assets from Class B share transactions......   $       49                    $      619
                                                               ==========                    ==========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                                (Amounts in Thousands)
                                                                U.S. TREASURY SECURITIES            PRIME MONEY
                                                                   MONEY MARKET FUND                MARKET FUND
                                                               --------------------------    --------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................    4,920,570       3,573,870     4,681,923       4,119,886
  Issued in connection with acquisition.....................           --         333,798            --              --
  Reinvested................................................          521             345         1,986           1,683
  Redeemed..................................................   (4,522,461)     (3,241,505)   (4,306,729)     (3,900,430)
                                                               ----------     -----------    ----------     -----------
  Change in Fiduciary Shares................................      398,630         666,508       377,180         221,139
                                                               ==========     ===========    ==========     ===========
CLASS A SHARES:
  Issued....................................................    1,492,429         426,924     1,994,727       1,262,765
  Issued in connection with acquisition.....................           --          22,944            --              --
  Reinvested................................................        8,752           4,447        14,734          12,416
  Redeemed..................................................   (1,081,910)       (442,190)   (1,992,191)     (1,161,804)
                                                               ----------     -----------    ----------     -----------
  Change in Class A Shares..................................      419,271          12,125        17,270         113,377
                                                               ==========     ===========    ==========     ===========
CLASS B SHARES:
  Issued....................................................           73                         1,202
  Reinvested................................................            1                             6
  Redeemed..................................................          (25)                         (589)
                                                               ----------                    ----------
  Change in Class B Shares..................................           49                           619
                                                               ==========                    ==========

                                                                 MUNICIPAL MONEY MARKET         OHIO MUNICIPAL MONEY
                                                                          FUND                      MARKET FUND
                                                               --------------------------    --------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................   $1,104,184     $ 1,109,221    $  178,921     $   165,403
  Dividends reinvested......................................          138             114            87              62
  Cost of shares redeemed...................................   (1,096,700)     (1,087,267)     (178,473)       (161,325)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Fiduciary share transactions....   $    7,622     $    22,068    $      535     $     4,140
                                                               ==========     ===========    ==========     ===========
CLASS A SHARES:
  Proceeds from shares issued...............................   $  207,786     $   299,953    $  180,474     $   172,412
  Dividends reinvested......................................        1,147           1,775           980           1,275
  Cost of shares redeemed...................................     (211,467)       (307,534)     (192,100)       (168,335)
                                                               ----------     -----------    ----------     -----------
  Change in net assets from Class A share transactions......   $   (2,534)    $    (5,806)   $  (10,646)    $     5,352
                                                               ==========     ===========    ==========     ===========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................    1,104,184       1,109,221       178,921         165,403
  Reinvested................................................          138             114            87              62
  Redeemed..................................................   (1,096,700)     (1,087,267)     (178,473)       (161,325)
                                                               ----------     -----------    ----------     -----------
  Change in Fiduciary Shares................................        7,622          22,068           535           4,140
                                                               ==========     ===========    ==========     ===========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                 MUNICIPAL MONEY MARKET         OHIO MUNICIPAL MONEY
                                                                          FUND                      MARKET FUND
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                                  1997           1996           1997           1996
                                                               -----------    -----------    -----------    -----------
CLASS A SHARES:
  Issued....................................................      207,786         299,953       180,474         172,412
  Reinvested................................................        1,147           1,775           980           1,275
  Redeemed..................................................     (211,467)       (307,534)     (192,100)       (168,335)
                                                               ----------     -----------    ----------     -----------
  Change in Class A Shares..................................       (2,534)         (5,806)      (10,646)          5,352
                                                               ==========     ===========    ==========     ===========

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Municipal Money Market Fund and 0.30% of the average daily net assets of the Ohio Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each Fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund--the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares and Service Class Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and C 0.75% of the average daily net assets of the Service Class Shares of each of the Funds. The Distributor has voluntarily agreed to limit payments under the Plan to 0.25% of average daily net assets of the Class A Shares of each Fund and 0.55% of average daily net assets of the Service Class Shares of each Fund. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   The Advisor, Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the year ended June 30, 1997, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                  INVESTMENT                        12B-1 FEES
                                                                 ADVISORY FEES    ADMINISTRATION      WAIVED
                                                                    WAIVED         FEES WAIVED       CLASS A
                                                                 -------------    --------------    ----------
   U.S. Treasury Securities Money Market Fund.................      $ 2,743            $ 52            $340
   Prime Money Market Fund....................................        1,899             269             336
   Municipal Money Market Fund................................          594              45              42
   Ohio Municipal Money Market Fund...........................           36              79              37

5. CONCENTRATION OF CREDIT RISK:

   The Ohio Municipal Money Market Fund invests primarily in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to economic and political factors adversely affecting issuers of Ohio's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

6. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization with Paragon pursuant to which all of the assets and liabilities of each Paragon Fund transferred to a fund of The One Group in exchange for shares of the corresponding fund of The One Group. The Paragon Treasury Money Market Fund transferred its assets and liabilities to the U.S. Treasury Securities Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 25, 1996 following approval by shareholders of the Paragon Portfolio at a special shareholder meeting. The following is a summary of shares outstanding, net assets and net asset value per share immediately before and after the reorganization:

                                                     BEFORE REORGANIZATION
                                                  ----------------------------    REORGANIZATION
                                                                      U.S.        --------------
                                                    PARAGON         TREASURY      U.S. TREASURY
                                                    TREASURY       SECURITIES       SECURITIES
                                                  MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                      FUND            FUND             FUND
                                                  ------------    ------------    --------------
            Shares (000).......................      356,742        1,735,489        2,092,231
            Net Assets (000)...................     $356,742       $1,735,505       $2,092,247
            Net Asset Value:
                 Fiduciary.....................                    $     1.00       $     1.00
                 Class A.......................     $   1.00       $     1.00       $     1.00

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

7. FEDERAL TAX INFORMATION (UNAUDITED):

   At June 30, 1997, the following Funds had capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                                    OHIO
                                                                   MUNICIPAL      MUNICIPAL
                                                                     MONEY          MONEY
                                                                  MARKET FUND    MARKET FUND
                                                                  -----------    -----------
            Expiring in 2003...................................       $--            $--(b)
            Expiring in 2004...................................         3             --(b)
            Expiring in 2005...................................        10              8

   Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Ohio Municipal Money Market Fund incurred and will elect to defer such capital losses in the amount of approximately $7,000.

   Distributions declared from tax-exempt income during the fiscal year ended June 30, 1997 are as follows (amounts in thousands):

            Municipal Money Market Fund.......................................   $16,231
            Ohio Municipal Money Market Fund..................................   $ 2,741

(b) Amounts less than $1,000.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                          --------------------------------------------------------------
                                                                                    FIDUCIARY
                                                          --------------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------

                                                             1997          1996          1995         1994        1993
                                                          ----------    ----------    ----------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................   $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                                          ----------    ----------    ----------    --------    --------
Investment Activities
  Net investment income................................        0.050         0.052         0.050       0.030       0.029
                                                          ----------    ----------    ----------    --------    --------
Less: Distributions
  Net investment income................................       (0.050)(a)    (0.052)       (0.050)     (0.030)     (0.029)
                                                          ----------    ----------    ----------    --------    --------
NET ASSET VALUE,
  END OF PERIOD........................................   $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                                          ==========    ==========    ==========    ========    ========
Total Return...........................................         5.07%         5.34%         5.07%       3.01%       2.89%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................   $2,243,376    $1,844,590    $1,178,091    $969,326    $492,862
  Ratio of expenses to average net assets..............         0.46%         0.42%         0.41%       0.40%       0.45%
  Ratio of net investment income to average net
    assets.............................................         4.95%         5.17%         4.96%       3.02%       2.85%
  Ratio of expenses to average net assets*.............         0.57%         0.56%         0.59%       0.58%       0.67%
  Ratio of net investment income to average net
    assets*............................................         4.84%         5.03%         4.78%       2.84%       2.63%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                                 -----------------------------------------------------
                                                                                         CLASS A
                                                                 -----------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                 -----------------------------------------------------

                                                                   1997        1996       1995       1994       1993
                                                                 --------    --------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................................   $  1.000    $  1.000    $ 1.000    $ 1.000    $ 1.000
                                                                 --------    --------    -------    -------    -------
Investment Activities
  Net investment income.......................................      0.047       0.050      0.047      0.027      0.026
                                                                 --------    --------    -------    -------    -------
Less: Distributions
  Net investment income.......................................     (0.047)(a)   (0.050)   (0.047)    (0.027)    (0.026)
                                                                 --------    --------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD...............................................   $  1.000    $  1.000    $ 1.000    $ 1.000    $ 1.000
                                                                 ========    ========    =======    =======    =======
Total Return..................................................       4.81%       5.08%      4.81%      2.76%      2.63%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........................   $530,164    $110,864    $98,723    $53,423    $30,759
  Ratio of expenses to average net assets.....................       0.72%       0.67%      0.66%      0.63%      0.65%
  Ratio of net investment income to average net assets........       4.71%       4.92%      4.71%      2.81%      2.52%
  Ratio of expenses to average net assets*....................       0.93%       0.91%      0.94%      0.87%      1.02%
  Ratio of net investment income to average net assets*.......       4.50%       4.68%      4.43%      2.57%      2.15%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                          U.S. TREASURY SECURITIES
                                                                                             MONEY MARKET FUND
                                                                                          ------------------------
                                                                                                  CLASS B
                                                                                          ------------------------

                                                                                                NOVEMBER 21,
                                                                                                  1996 TO
                                                                                                  JUNE 30,
                                                                                                  1997(a)
                                                                                          -----------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..................................................................            $1.000
                                                                                                   ------
Investment Activities
  Net investment income................................................................             0.024
                                                                                                   ------
Less: Distributions
  Net investment income................................................................            (0.024)(b)
                                                                                                   ------
NET ASSET VALUE,
  END OF PERIOD........................................................................            $1.000
                                                                                          =======================
Total Return...........................................................................              2.44%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....................................................            $   49
  Ratio of expenses to average net assets..............................................              1.48%(d)
  Ratio of net investment income to average net assets.................................              3.97%(d)
  Ratio of expenses to average net assets*.............................................              1.59%(d)
  Ratio of net investment income to average net assets*................................              3.86%(d)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gain.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            PRIME MONEY MARKET FUND
                                                        ----------------------------------------------------------------
                                                                                     FIDUCIARY
                                                        ----------------------------------------------------------------
                                                                                YEARS ENDED JUNE 30,
                                                        ----------------------------------------------------------------

                                                           1997          1996          1995          1994         1993
                                                        ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................   $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                                        ----------    ----------    ----------    ----------    --------
Investment Activities
  Net investment income..............................        0.051         0.054         0.052         0.031       0.030
                                                        ----------    ----------    ----------    ----------    --------
Less: Distributions
  Net investment income..............................       (0.051)       (0.054)       (0.052)       (0.031)     (0.030)
                                                        ----------    ----------    ----------    ----------    --------
NET ASSET VALUE,
  END OF PERIOD......................................   $    1.000    $    1.000    $    1.000    $    1.000    $  1.000
                                                        ==========    ==========    ==========    ==========    ========
Total Return.........................................         5.20%         5.49%         5.34%         3.19%       3.09%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................   $2,563,768    $2,186,562    $1,965,416    $1,600,876    $979,275
  Ratio of expenses to average net assets............         0.48%         0.44%         0.41%         0.40%       0.44%
  Ratio of net investment income to average net
    assets...........................................         5.08%         5.34%         5.27%         3.18%       3.05%
  Ratio of expenses to average net assets*...........         0.56%         0.55%         0.57%         0.59%       0.62%
  Ratio of net investment income to average net
    assets*..........................................         5.00%         5.23%         5.12%         2.99%       2.87%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               PRIME MONEY MARKET FUND
                                                                ------------------------------------------------------
                                                                                        CLASS A
                                                                ------------------------------------------------------
                                                                                   YEARS ENDED JUNE 30,
                                                                ------------------------------------------------------

                                                                  1997        1996        1995       1994       1993
                                                                --------    --------    --------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $  1.000    $  1.000    $  1.000    $ 1.000    $ 1.000
                                                                --------    --------    --------    -------    -------
Investment Activities
  Net investment income......................................      0.048       0.051       0.050      0.027      0.030
                                                                --------    --------    --------    -------    -------
Less: Distributions
  Net investment income......................................     (0.048)     (0.051)     (0.050)    (0.027)    (0.030)
                                                                --------    --------    --------    -------    -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $  1.000    $  1.000    $  1.000    $ 1.000    $ 1.000
                                                                ========    ========    ========    =======    =======
Total Return.................................................       4.94%       5.22%       5.08%      2.93%      2.83%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $332,646    $315,374    $201,968    $74,759    $61,106
  Ratio of expenses to average net assets....................       0.73%       0.69%       0.67%      0.65%      0.65%
  Ratio of net investment income to average net assets.......       4.83%       5.09%       5.02%      2.92%      2.67%
  Ratio of expenses to average net assets*...................       0.91%       0.90%       0.92%      0.90%      0.99%
  Ratio of net investment income to average net assets*......       4.65%       4.88%       4.77%      2.67%      2.33%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                        PRIME MONEY MARKET FUND
                                                                                        -----------------------
                                                                                                CLASS B
                                                                                        -----------------------

                                                                                             NOVEMBER 21,
                                                                                                1996 TO
                                                                                               JUNE 30,
                                                                                                1997(a)
                                                                                             ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD................................................................           $ 1.000
                                                                                                -------
Investment Activities
  Net investment income..............................................................             0.026
                                                                                                -------
Less: Distributions
  Net investment income..............................................................           (0.026)
                                                                                                -------
NET ASSET VALUE,
  END OF PERIOD......................................................................           $ 1.000
                                                                                             ============
Total Return.........................................................................              2.63%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..................................................           $   618
  Ratio of expenses to average net assets............................................              1.51%(c)
  Ratio of net investment income to average net assets...............................              4.16%(c)
  Ratio of expenses to average net assets*...........................................              1.59%(c)
  Ratio of net investment income to average net assets*..............................              4.08%(c)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            MUNICIPAL MONEY MARKET FUND
                                                              --------------------------------------------------------
                                                                                      FIDUCIARY
                                                              --------------------------------------------------------
                                                                                 YEARS ENDED JUNE 30,
                                                              --------------------------------------------------------

                                                                1997        1996        1995        1994        1993
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                              --------    --------    --------    --------    --------
Investment Activities
  Net investment income....................................      0.031       0.033       0.032       0.021       0.021
                                                              --------    --------    --------    --------    --------
Less: Distributions
  Net investment income....................................     (0.031)     (0.033)     (0.032)     (0.021)     (0.021)
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD............................................   $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                              ========    ========    ========    ========    ========
Total Return...............................................       3.19%       3.34%       3.28%       2.16%       2.15%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $467,420    $459,807    $437,743    $352,702    $175,277
  Ratio of expenses to average net assets..................       0.43%       0.41%       0.41%       0.40%       0.46%
  Ratio of net investment income to average net assets.....       3.16%       3.29%       3.26%       2.13%       2.12%
  Ratio of expenses to average net assets*.................       0.55%       0.59%       0.59%       0.60%       0.66%
  Ratio of net investment income to average net assets*....       3.04%       3.11%       3.08%       1.93%       1.92%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                               MUNICIPAL MONEY MARKET FUND
                                                                   ---------------------------------------------------
                                                                                          CLASS A
                                                                   ---------------------------------------------------
                                                                                    YEARS ENDED JUNE 30,
                                                                   ---------------------------------------------------

                                                                    1997       1996       1995       1994       1993
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE,
  BEGINNING OF PERIOD...........................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                   -------    -------    -------    -------    -------
Investment Activities
  Net investment income.........................................     0.029      0.030      0.030      0.021      0.019
                                                                   -------    -------    -------    -------    -------
Less: Distributions
  Net investment income.........................................    (0.029)    (0.030)    (0.030)    (0.021)    (0.019)
                                                                   -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD.................................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                   =======    =======    =======    =======    =======
Total Return....................................................      2.97%      3.08%      3.02%      1.96%      1.89%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).............................   $48,185    $50,720    $56,518    $41,595    $18,932
  Ratio of expenses to average net assets.......................      0.68%      0.66%      0.66%      0.65%      0.66%
  Ratio of net investment income to average net assets..........      2.91%      3.04%      3.01%      1.92%      1.82%
  Ratio of expenses to average net assets*......................      0.90%      0.94%      0.94%      0.91%      1.01%
  Ratio of net investment income to average net assets*.........      2.69%      2.76%      2.73%      1.66%      1.47%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            OHIO MUNICIPAL MONEY MARKET FUND
                                                                  ----------------------------------------------------
                                                                                       FIDUCIARY
                                                                  ----------------------------------------------------
                                                                                                              JUNE 9,
                                                                            YEARS ENDED JUNE 30,              1993 TO
                                                                  ----------------------------------------    JUNE 30,
                                                                   1997       1996       1995       1994      1993(a)
                                                                  -------    -------    -------    -------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                  -------    -------    -------    -------    -------
Investment Activities
  Net investment income........................................     0.032      0.033      0.032      0.022      0.013
                                                                  -------    -------    -------    -------    -------
Less: Distributions
  Net investment income........................................    (0.032)    (0.032)    (0.032)    (0.022)    (0.013)
  In excess of net investment income...........................        --     (0.001)        --         --         --
                                                                  -------    -------    -------    -------    -------
    Total Distributions........................................    (0.032)    (0.033)    (0.032)    (0.022)    (0.013)
                                                                  -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD................................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                                  =======    =======    =======    =======    =======
Total Return...................................................      3.22%      3.34%      3.20%      2.25%      2.14% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............................   $56,442    $55,915    $51,806    $55,375    $ 3,500
  Ratio of expenses to average net assets......................      0.40%      0.41%      0.41%      0.34%      0.08% (b)
  Ratio of net investment income to average net assets.........      3.17%      3.19%      3.13%      2.29%      2.07% (b)
  Ratio of expenses to average net assets*.....................      0.53%      0.71%      0.60%      0.57%      0.51% (b)
  Ratio of net investment income to average net assets*........      3.04%      2.89%      2.94%      2.06%      1.64% (b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           OHIO MUNICIPAL MONEY MARKET FUND
                                                                -------------------------------------------------------
                                                                                        CLASS A
                                                                -------------------------------------------------------
                                                                                                            JANUARY 26,
                                                                          YEARS ENDED JUNE 30,                1993 TO
                                                                ----------------------------------------     JUNE 30,
                                                                 1997       1996       1995       1994        1993(a)
                                                                -------    -------    -------    -------     --------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000      $ 1.000
                                                                -------    -------    -------    -------      -------
Investment Activities
  Net investment income......................................     0.029      0.030      0.029      0.021        0.009
                                                                -------    -------    -------    -------      -------
Less: Distributions
  Net investment income......................................    (0.029)    (0.029)    (0.029)    (0.021)      (0.009)
  In excess of net investment income.........................        --     (0.001)        --         --           --
                                                                -------    -------    -------    -------      -------
    Total Distributions......................................    (0.029)    (0.030)    (0.029)    (0.021)      (0.009)
                                                                -------    -------    -------    -------      -------
NET ASSET VALUE,
  END OF PERIOD..............................................   $ 1.000    $ 1.000    $ 1.000    $ 1.000      $ 1.000
                                                                =======    =======    =======    =======      =======
Total Return.................................................      2.96%      3.08%      2.98%      2.09%        2.34%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................   $30,479    $41,132    $35,790    $37,356      $25,125
  Ratio of expenses to average net assets....................      0.65%      0.66%      0.63%      0.44%        0.26%(b)
  Ratio of net investment income to average net assets.......      2.90%      2.94%      2.91%      2.05%        2.03%(b)
  Ratio of expenses to average net assets*...................      0.88%      1.06%      0.95%      0.94%        0.92%(b)
  Ratio of net investment income to average net assets*......      2.67%      2.54%      2.59%      1.55%        1.37%(b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund (four series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund and the Ohio Municipal Money Market Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.5%):
  380      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $ 5,946
  205      The One Group Government Bond Fund
           Fiduciary Class.........................     1,985
  320      The One Group Growth Opportunities Fund
           Fiduciary Class.........................     6,228
   84      The One Group Gulf South Growth Fund
           Fiduciary Class.........................       916
  168      The One Group Income Bond Fund Fiduciary
           Class...................................     1,583
  120      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     1,186
  236      The One Group International Equity Index
           Fund Fiduciary Class....................     3,993

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
  345      The One Group Large Company Growth Fund
           Fiduciary Class.........................   $ 6,704
  430      The One Group Large Company Value Fund
           Fiduciary Class.........................     6,365
   75      The One Group Limited Volatility Fund
           Fiduciary Class.........................       789
  392      The One Group Prime Money Market Fund
           Fiduciary Class.........................       392
  616      The One Group Value Growth Fund
           Fiduciary Class.........................     7,093
                                                      -------
Total Investment Companies                             43,180
                                                      -------
Total (Cost--$39,084) (a)                             $43,180
                                                      =======

------------

Percentages indicated are based on net assets of $43,408.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $4,129
                  Unrealized depreciation.........................      (37)
                                                                     ------
                  Net unrealized appreciation.....................   $4,092
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Growth & Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.4%):
  398      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $ 6,237
  656      The One Group Government Bond Fund
           Fiduciary Class.........................     6,361
  336      The One Group Growth Opportunities Fund
           Fiduciary Class.........................     6,533
  561      The One Group Income Bond Fund Fiduciary
           Class...................................     5,284
  319      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     3,166
  245      The One Group International Equity Index
           Fund Fiduciary Class....................     4,146
  368      The One Group Large Company Growth Fund
           Fiduciary Class.........................     7,161

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
  459      The One Group Large Company Value Fund
           Fiduciary Class.........................   $ 6,797
  201      The One Group Limited Volatility Fund
           Fiduciary Class.........................     2,107
  523      The One Group Prime Money Market Fund
           Fiduciary Class.........................       523
  106      The One Group Ultra Short-Term Income
           Fund Fiduciary Class....................     1,051
  617      The One Group Value Growth Fund
           Fiduciary Class.........................     7,100
                                                      -------
Total Investment Companies                             56,466
                                                      -------
Total (Cost--$52,633) (a)                             $56,466
                                                      =======

------------

Percentages indicated are based on net assets of $56,818.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $102. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $3,841
                  Unrealized depreciation.........................     (110)
                                                                     ------
                  Net unrealized appreciation.....................   $3,731
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Conservative Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.7%):
   13      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $   197
  514      The One Group Government Bond Fund
           Fiduciary Class.........................     4,986
   11      The One Group Growth Opportunities Fund
           Fiduciary Class.........................       207
  410      The One Group Income Bond Fund Fiduciary
           Class...................................     3,864
   37      The One Group Income Equity Fund
           Fiduciary Class.........................       813
  241      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     2,389
   49      The One Group International Equity Index
           Fund Fiduciary Class....................       825

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
   53      The One Group Large Company Growth Fund
           Fiduciary Class.........................   $ 1,039
   67      The One Group Large Company Value Fund
           Fiduciary Class.........................       986
  140      The One Group Limited Volatility Fund
           Fiduciary Class.........................     1,468
  365      The One Group Prime Money Market Fund
           Fiduciary Class.........................       365
   74      The One Group Ultra Short-Term Income
           Fund Fiduciary Class....................       732
   90      The One Group Value Growth Fund
           Fiduciary Class.........................     1,030
                                                      -------
Total Investment Companies                             18,901
                                                      -------
Total (Cost--$18,440) (a)                             $18,901
                                                      =======

------------

Percentages indicated are based on net assets of $18,953.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $30. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $  498
                  Unrealized depreciation.........................      (67)
                                                                     ------
                  Net unrealized appreciation.....................   $  431
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Investor Balanced Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES (99.9%):
  314      The One Group Disciplined Value Fund
           Fiduciary Class.........................   $ 4,910
1,500      The One Group Government Bond Fund
           Fiduciary Class.........................    14,533
  264      The One Group Growth Opportunities Fund
           Fiduciary Class.........................     5,143
1,214      The One Group Income Bond Fund Fiduciary
           Class...................................    11,438
  768      The One Group Intermediate Bond Fund
           Fiduciary Class.........................     7,616
  253      The One Group International Equity Index
           Fund Fiduciary Class....................     4,274
  399      The One Group Large Company Growth Fund
           Fiduciary Class.........................     7,749

                                                      MARKET
SHARES               SECURITY DESCRIPTION              VALUE
-------    ----------------------------------------   -------
INVESTMENT COMPANIES, CONTINUED:
  497      The One Group Large Company Value Fund
           Fiduciary Class.........................   $ 7,357
  436      The One Group Limited Volatility Fund
           Fiduciary Class.........................     4,562
  755      The One Group Prime Money Market Fund
           Fiduciary Class.........................       755
  307      The One Group Ultra Short-Term Income
           Fund Fiduciary Class....................     3,035
  742      The One Group Value Growth Fund
           Fiduciary Class.........................     8,539
                                                      -------
Total Investment Companies                             79,911
                                                      -------
Total (Cost--$75,431) (a)                             $79,911
                                                      =======

------------

Percentages indicated are based on net assets of $80,003.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $23. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                  Unrealized appreciation.........................   $4,694
                  Unrealized depreciation.........................     (237)
                                                                     ------
                  Net unrealized appreciation.....................   $4,457
                                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                          (Amounts in Thousands, except per share amounts)
                                                                                        INVESTOR
                                                    INVESTOR       INVESTOR GROWTH     CONSERVATIVE     INVESTOR
                                                   GROWTH FUND      & INCOME FUND      GROWTH FUND    BALANCED FUND
                                                  -------------    ----------------    -----------    -------------
ASSETS:
Investments, at value (cost $39,084; $52,633;
  $18,440; and $75,431; respectively)..........      $43,180           $ 56,466          $18,901         $79,911
Cash...........................................           57                 62               --              30
Dividends receivable...........................           83                150               76             273
Receivable for capital shares issued...........          183                312               63              95
Receivable from Administrator..................           12                 11               11              11
Prepaid expenses and other assets..............           --                  2                6               4
                                                  -------------         -------        -----------    -------------
TOTAL ASSETS...................................       43,515             57,003           19,057          80,324
                                                  -------------         -------        -----------    -------------
LIABILITIES:
Cash overdraft.................................           --                 --                1              --
Dividends payable..............................           70                137               72             260
Payable for capital shares redeemed............           --                  7               --               1
Accrued expenses and other payables:
    Investment advisory fees...................           --                 --               --               1
    12b-1 fees.................................            7                  7                2               4
    Other......................................           30                 34               29              55
                                                  -------------         -------        -----------    -------------
TOTAL LIABILITIES..............................          107                185              104             321
                                                  -------------         -------        -----------    -------------
NET ASSETS:
Capital........................................       39,371             53,072           18,483          75,590
Accumulated undistributed net realized
  gains/(losses) from investment
  transactions.................................          (59)               (87)               9             (67)
Unrealized appreciation (depreciation) from
  investments..................................        4,096              3,833              461           4,480
                                                  -------------         -------        -----------    -------------
NET ASSETS.....................................      $43,408           $ 56,818          $18,953         $80,003
                                                  =============        ========        ===========    =============
NET ASSETS:
    Fiduciary..................................      $31,318           $ 43,660          $15,038         $72,155
    Class A....................................        4,439              4,262            1,299           2,176
    Class B....................................        7,651              8,896            2,616           5,672
                                                  -------------         -------        -----------    -------------
    Total......................................      $43,408           $ 56,818          $18,953         $80,003
                                                  =============        ========        ===========    =============
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
    Fiduciary..................................        2,784              3,996            1,455           6,790
    Class A....................................          396                387              126             204
    Class B....................................          675                808              253             533
                                                  -------------         -------        -----------    -------------
    Total......................................        3,855              5,191            1,834           7,527
                                                  =============        ========        ===========    =============
Net Asset Value:
    Fiduciary
        Offering and redemption price per
          share................................      $ 11.25           $  10.93          $ 10.33         $ 10.63
                                                  =============        ========        ===========    =============
    Class A
        Redemption price per share.............      $ 11.21           $  11.02          $ 10.32         $ 10.66
                                                  =============        ========        ===========    =============
        Maximum sales charge...................         4.50%              4.50%            4.50%           4.50%
                                                  =============        ========        ===========    =============
        Maximum offering price per share
          (100%/(100%-maximum sales charge) of
          net asset value adjusted to nearest
          cent)................................      $ 11.74              11.54          $ 10.81         $ 11.16
                                                  =============        ========        ===========    =============
    Class B
        Offering price per share (a)...........      $ 11.34           $  11.00          $ 10.33         $ 10.65
                                                  =============        ========        ===========    =============

------------

(a) Redemption price per Class B share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                              (Amounts in Thousands)
                                                                               INVESTOR
                                         INVESTOR       INVESTOR GROWTH      CONSERVATIVE       INVESTOR
                                        GROWTH FUND      & INCOME FUND       GROWTH FUND      BALANCED FUND
                                       -------------    ----------------    --------------    -------------
                                       DECEMBER 10,       DECEMBER 10,       DECEMBER 10,     DECEMBER 10,
                                       1996 THROUGH       1996 THROUGH       1996 THROUGH     1996 THROUGH
                                         JUNE 30,           JUNE 30,           JUNE 30,         JUNE 30,
                                          1997(a)           1997(a)            1997(a)           1997(a)
                                       -------------    ----------------    --------------    -------------
INVESTMENT INCOME:
Distribution income.................      $   302            $  616              $352            $ 1,261
                                       -------------        -------            ------         -------------
EXPENSES:
Investment advisory fees............            8                10                 3                 16
Administration fees.................           16                20                 7                 31
12b-1 fees (Class A)................            2                 3                 1                  1
12b-1 fees (Class B)................           14                17                 5                 12
Custodian and accounting fees.......           14                14                13                 17
Legal and audit fees................            4                 2                 4                  4
Transfer agent fees.................           12                14                16                 16
Registration and filing fees........           43                44                42                 42
Printing costs......................           15                20                 7                 30
Other...............................           17                17                16                 20
                                       -------------        -------            ------         -------------
Total expenses before
  waivers/reimbursements............          145               161               114                189
Less waivers/reimbursements.........          (99)             (101)              (95)              (115)
                                       -------------        -------            ------         -------------
NET EXPENSES........................           46                60                19                 74
                                       -------------        -------            ------         -------------
Net Investment Income...............          256               556               333              1,187
                                       -------------        -------            ------         -------------
REALIZED/UNREALIZED LOSSES FROM
  INVESTMENTS:
Net realized gains/(losses) from
  investment transactions...........          (59)              (87)                9                (67)
Net change in unrealized
  appreciation (depreciation) from
  investments.......................        4,096             3,833               461              4,480
                                       -------------        -------            ------         -------------
Net realized/unrealized gains from
  investments.......................        4,037             3,746               470              4,413
                                       -------------        -------            ------         -------------
Change in net assets resulting from
  operations........................      $ 4,293            $4,302              $803            $ 5,600
                                       =============    ===========         =========         =============

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              (Amounts in Thousands)
                                                                               INVESTOR
                                          INVESTOR       INVESTOR GROWTH     CONSERVATIVE       INVESTOR
                                         GROWTH FUND      & INCOME FUND       GROWTH FUND     BALANCED FUND
                                        -------------    ----------------    -------------    -------------
                                        DECEMBER 10,       DECEMBER 10,      DECEMBER 10,     DECEMBER 10,
                                        1996 THROUGH       1996 THROUGH      1996 THROUGH     1996 THROUGH
                                          JUNE 30,           JUNE 30,          JUNE 30,         JUNE 30,
                                           1997(a)           1997(a)            1997(a)          1997(a)
                                        -------------    ----------------    -------------    -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income...........      $   256           $    556           $   333          $ 1,187
     Net realized gains/(losses) from
       investment transactions.......          (59)               (87)                9              (67)
     Net change in unrealized
       appreciation (depreciation)
       from investments..............        4,096              3,833               461            4,480
                                        -------------    ----------------    -------------    -------------
Change in net assets resulting from
  operations.........................        4,293              4,302               803            5,600
                                        -------------    ----------------    -------------    -------------
DISTRIBUTIONS TO FIDUCIARY
  SHAREHOLDERS:
     From net investment income......         (227)              (494)             (296)          (1,132)
DISTRIBUTIONS TO CLASS A
  SHAREHOLDERS:
     From net investment income......          (14)               (24)              (14)             (15)
DISTRIBUTIONS TO CLASS B
  SHAREHOLDERS:
     From net investment income......          (15)               (38)              (23)             (40)
                                        -------------    ----------------    -------------    -------------
Change in net assets from shareholder
  distributions......................         (256)              (556)             (333)          (1,187)
                                        -------------    ----------------    -------------    -------------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued.....       41,705             58,244            21,496           78,898
     Dividends reinvested............           25                 49                41               49
     Cost of shares redeemed.........       (2,359)            (5,221)           (3,054)          (3,357)
                                        -------------    ----------------    -------------    -------------
Change in net assets from share
  transactions.......................       39,371             53,072            18,483           75,590
                                        -------------    ----------------    -------------    -------------
Change in Net Assets.................       43,408             56,818            18,953           80,003
NET ASSETS:
     Beginning of period.............           --                 --                --               --
                                        -------------    ----------------    -------------    -------------
     End of period...................      $43,408           $ 56,818           $18,953          $80,003
                                        =============    ================    =============    =============
SHARE TRANSACTIONS:
     Issued..........................        4,079              5,697             2,132            7,850
     Reinvested......................            3                  4                 5                5
     Redeemed........................         (227)              (510)             (303)            (328)
                                        -------------    ----------------    -------------    -------------
Change in shares.....................        3,855              5,191             1,834            7,527
                                        =============    ================    =============    =============

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses.

   The Funds investment objectives are as follows:

   FUND                                   OBJECTIVE
   ----                                   ---------
   Investor Growth Fund                   The Fund seeks long-term capital appreciation by investing primarily in a diversified group of The One Group mutual
                                           funds which invest primarily in equity securities.

   Investor Growth & Income Fund          The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of The
                                           One Group mutual funds which invest primarily in equity
                                           securities.

   Investor Conservative Growth Fund      The Fund seeks income and capital appreciation by investing primarily in a diversified group of The One Group mutual
                                           funds which invest primarily in equity and fixed income
                                           securities.

   Investor Balanced Fund                 The Fund seeks high total return consistent with the
                                           preservation of capital by investing primarily in a
                                           diversified group of The One Group mutual funds which
                                           invest primarily in equity and fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Investments in The One Group mutual funds (the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Purchases and sales of the underlying funds are accounted for on a trade date basis. Net realized gains or losses on sales of the underlying funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the underlying funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, which affect shareholder distributions, will be reclassified to additional paid-in capital.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service. Currently, the Trust consists of thirty three active funds, and not all funds can offer all classes of shares. During the year ended June 30, 1997, there were no shareholders in Class C or the Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the period from December 10, 1996 (commencement of operations) through June 30, 1997:

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

                                                                        (Amounts in Thousands)
                                                                       INVESTOR        INVESTOR
                                                       INVESTOR        GROWTH &      CONSERVATIVE      INVESTOR
                                                     GROWTH FUND     INCOME FUND     GROWTH FUND     BALANCED FUND
                                                     ------------    ------------    ------------    -------------
                                                     DECEMBER 10,    DECEMBER 10,    DECEMBER 10,    DECEMBER 10,
                                                     1996 THROUGH    1996 THROUGH    1996 THROUGH    1996 THROUGH
                                                       JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
                                                       1997(a)         1997(a)         1997(a)          1997(a)
                                                     ------------    ------------    ------------    -------------
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued.....................     $ 30,381        $ 45,181        $ 17,645         $71,345
  Dividends reinvested............................           11              13              18              15
  Cost of shares redeemed.........................       (2,252)         (4,561)         (2,999)         (3,309)
                                                     ------------    ------------    ------------    -------------
  Change in net assets from Fiduciary share
    transactions..................................     $ 28,140        $ 40,633        $ 14,664         $68,051
                                                     ============    ============    ============    =============
CLASS A SHARES:
  Proceeds from shares issued.....................     $  4,125        $  4,604        $  1,283         $ 2,092
  Dividends reinvested............................            7              14               8               9
  Cost of shares redeemed.........................          (19)           (606)            (29)             --
                                                     ------------    ------------    ------------    -------------
  Change in net assets from Class A share
    transactions..................................     $  4,113        $  4,012        $  1,262         $ 2,101
                                                     ============    ============    ============    =============
CLASS B SHARES:
  Proceeds from shares issued.....................     $  7,199        $  8,459        $  2,568         $ 5,461
  Dividends reinvested............................            7              22              15              25
  Cost of shares redeemed.........................          (88)            (54)            (26)            (48)
                                                     ------------    ------------    ------------    -------------
  Change in net assets from Class B share
    transactions..................................     $  7,118        $  8,427        $  2,557         $ 5,438
                                                     ============    ============    ============    =============
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued..........................................        3,000           4,443           1,750           7,112
  Reinvested......................................            1               1               2               2
  Redeemed........................................         (217)           (448)           (297)           (324)
                                                     ------------    ------------    ------------    -------------
  Change in Fiduciary Shares......................        2,784           3,996           1,455           6,790
                                                     ============    ============    ============    =============
CLASS A SHARES:
  Issued..........................................          397             443             128             203
  Reinvested......................................            1               1               1               1
  Redeemed........................................           (2)            (57)             (3)             --
                                                     ------------    ------------    ------------    -------------
  Change in Class A Shares........................          396             387             126             204
                                                     ============    ============    ============    =============
CLASS B SHARES:
  Issued..........................................          682             811             254             535
  Reinvested......................................            1               2               2               2
  Redeemed........................................           (8)             (5)             (3)             (4)
                                                     ------------    ------------    ------------    -------------
  Change in Class B Shares........................          675             808             253             533
                                                     ============    ============    ============    =============

------------

(a) Period from commencement of operations.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

   to 0.05% of the average net assets of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund, respectively.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets when Fund assets exceed $1 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A Shares, Class B Shares and, Class C Shares are subject to a distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks, (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended June 30, 1997, the Distributor received $1,185,022 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which, the Distributor re-allowed $1,181,695 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses. For the period ended June 30, 1997, fees in the following amounts were waived and reimbursed from the funds (amounts in thousands):

                                            INVESTMENT                         12B-1 FEES        FEES
                                           ADVISORY FEES    ADMINISTRATION       WAIVED      REIMBURSED BY
                                              WAIVED          FEES WAIVED       CLASS A      ADMINISTRATOR
                                           -------------    ---------------    ----------    -------------
   Investor Growth Fund.................        $ 6               $16             $  1            $76
   Investor Growth & Income Fund........          8                20                1             72
   Investor Conservative Growth Fund....          2                 7               --*            86
   Investor Balanced Fund...............         13                31               --*            71

     * Amount less than $1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended June 30, 1997 were as follows (amounts in thousands):

                                                                       PURCHASES    SALES
                                                                       ---------    ------
            Investor Growth Fund....................................    $43,799     $5,047
            Investor Growth & Income Fund...........................     58,388      6,429
            Investor Conservative Growth Fund.......................     21,221      3,432
            Investor Balanced Fund..................................     81,364      6,622

6. FEDERAL TAX INFORMATION (UNAUDITED):

   Capital losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1998 (amounts in thousands):

            FUND                                                                 AMOUNT
            ----                                                                 ------
            Investor Growth Fund..............................................    $ 55
            Investor Balanced Fund............................................      44

   ELIGIBLE DISTRIBUTIONS:

   The Trust designates the following percentage of distributions eligible for the dividends received deductions for corporations.

            FUND                                                              PERCENTAGE
            ----                                                              ----------
            Investor Growth Fund...........................................     66.75%
            Investor Growth & Income Fund..................................     52.15%
            Investor Conservative Growth Fund..............................     34.78%
            Investor Balanced Fund.........................................     45.62%

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                             FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.09
  Net realized and unrealized gains (losses) from investments.........................         1.25
                                                                                         ------------
     Total from Investment Activities.................................................         1.34
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.09)
                                                                                         ------------
     Total Distributions..............................................................        (0.09)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  11.25
                                                                                         ============
Total Return..........................................................................        13.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 31,318
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         1.70%(c)
  Ratio of expenses to average net assets*............................................         0.77%(c)
  Ratio of net investment income to average net assets*...............................         1.13%(c)
  Portfolio turnover (d)..............................................................        18.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.07
  Net realized and unrealized gains (losses) from investments.........................        1.21
                                                                                         ------------
     Total from Investment Activities.................................................        1.28
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.07)
                                                                                         ------------
     Total Distributions..............................................................       (0.07)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.21
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       12.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $4,439
  Ratio of expenses to average net assets.............................................        0.46%(c)
  Ratio of net investment income to average net assets................................        1.82%(c)
  Ratio of expenses to average net assets*............................................        1.62%(c)
  Ratio of net investment income to average net assets*...............................        0.66%(c)
  Portfolio turnover (d)..............................................................       18.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.04
  Net realized and unrealized gains (losses) from investments.........................        1.34
                                                                                         ------------
     Total from Investment Activities.................................................        1.38
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.04)
                                                                                         ------------
     Total Distributions..............................................................       (0.04)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.34
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       13.88%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $7,651
  Ratio of expenses to average net assets.............................................        1.20%(c)
  Ratio of net investment income to average net assets................................        0.97%(c)
  Ratio of expenses to average net assets*............................................        2.18%(c)
  Ratio of net investment income to average net assets*...............................       (0.01%)(c)
  Portfolio turnover (d)..............................................................       18.49%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                           & INCOME
                                                                                             FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997 (a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.15
  Net realized and unrealized gains from investments..................................         0.93
                                                                                         ------------
     Total from Investment Activities.................................................         1.08
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.15)
                                                                                         ------------
     Total Distributions..............................................................        (0.15)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  10.93
                                                                                         ============
Total Return..........................................................................        10.87%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 43,660
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         2.78%(c)
  Ratio of expenses to average net assets *...........................................         0.66%(c)
  Ratio of net investment income to average net assets*...............................         2.32%(c)
  Portfolio turnover(d)...............................................................        18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                           & INCOME
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997 (a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.12
  Net realized and unrealized gains from investments..................................        1.02
                                                                                         ------------
     Total from Investment Activities.................................................        1.14
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.12)
                                                                                         ------------
     Total Distributions..............................................................       (0.12)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.02
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       11.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $4,262
  Ratio of expenses to average net assets.............................................        0.46%(c)
  Ratio of net investment income to average net assets................................        2.67%(c)
  Ratio of expenses to average net assets*............................................        1.26%(c)
  Ratio of net investment income to average net assets*...............................        1.87%(c)
  Portfolio turnover(d)...............................................................       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                            GROWTH
                                                                                           & INCOME
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997 (a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.09
  Net realized and unrealized gains (losses) from investments.........................        1.00
                                                                                         ------------
     Total from Investment Activities.................................................        1.09
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.09)
                                                                                         ------------
     Total Distributions..............................................................       (0.09)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $11.00
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................       11.02%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $8,896
  Ratio of expenses to average net assets.............................................        1.21%(c)
  Ratio of net investment income to average net assets................................        1.94%(c)
  Ratio of expenses to average net assets*............................................        1.89%(c)
  Ratio of net investment income to average net assets*...............................        1.26%(c)
  Portfolio turnover(d)...............................................................       18.07%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                         CONSERVATIVE
                                                                                         GROWTH FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.26
  Net realized and unrealized gains (losses) from investments.........................         0.33
                                                                                         ------------
     Total from Investment Activities.................................................         0.59
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.26)
                                                                                         ------------
     Total Distributions..............................................................        (0.26)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  10.33
                                                                                         ============
Total Return..........................................................................         6.00%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 15,038
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         4.92%(c)
  Ratio of expenses to average net assets*............................................         1.46%(c)
  Ratio of net investment income to average net assets*...............................         3.66%(c)
  Portfolio turnover (d)..............................................................        28.46%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                         CONSERVATIVE
                                                                                         GROWTH FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.22
  Net realized and unrealized gains (losses) from investments.........................        0.32
                                                                                         ------------
     Total from Investment Activities.................................................        0.54
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.22)
                                                                                         ------------
     Total Distributions..............................................................       (0.22)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.32
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        5.46%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $1,299
  Ratio of expenses to average net assets.............................................        0.47%(c)
  Ratio of net investment income to average net assets................................        4.76%(c)
  Ratio of expenses to average net assets*............................................        3.05%(c)
  Ratio of net investment income to average net assets*...............................        2.18%(c)
  Portfolio turnover (d)..............................................................       28.46%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                         CONSERVATIVE
                                                                                         GROWTH FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.19
  Net realized and unrealized gains (losses) from investments.........................        0.33
                                                                                         ------------
     Total from Investment Activities.................................................        0.52
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.19)
                                                                                         ------------
     Total Distributions..............................................................       (0.19)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.33
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        5.30%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $2,616
  Ratio of expenses to average net assets.............................................        1.21%(c)
  Ratio of net investment income to average net assets................................        4.06%(c)
  Ratio of expenses to average net assets*............................................        3.52%(c)
  Ratio of net investment income to average net assets*...............................        1.75%(c)
  Portfolio turnover (d)..............................................................       28.46%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                           BALANCED
                                                                                             FUND
                                                                                         ------------
                                                                                          FIDUCIARY
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................     $  10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................         0.21
  Net realized and unrealized gains from investments..................................         0.63
                                                                                         ------------
     Total from Investment Activities.................................................         0.84
                                                                                         ------------
Distributions
  From net investment income..........................................................        (0.21)
                                                                                         ------------
     Total Distributions..............................................................        (0.21)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................     $  10.63
                                                                                         ============
Total Return..........................................................................         8.48%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................     $ 72,155
  Ratio of expenses to average net assets.............................................         0.20%(c)
  Ratio of net investment income to average net assets................................         3.84%(c)
  Ratio of expenses to average net assets*............................................         0.56%(c)
  Ratio of net investment income to average net assets*...............................         3.48%(c)
  Portfolio turnover (d)..............................................................        12.20%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                           BALANCED
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS A
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.17
  Net realized and unrealized gains from investments..................................        0.66
                                                                                         ------------
     Total from Investment Activities.................................................        0.83
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.17)
                                                                                         ------------
     Total Distributions..............................................................       (0.17)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.66
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        8.41%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $2,176
  Ratio of expenses to average net assets.............................................        0.47%(c)
  Ratio of net investment income to average net assets................................        3.78%(c)
  Ratio of expenses to average net assets*............................................        1.12%(c)
  Ratio of net investment income to average net assets*...............................        3.13%(c)
  Portfolio turnover (d)..............................................................       12.20%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                           INVESTOR
                                                                                           BALANCED
                                                                                             FUND
                                                                                         ------------
                                                                                           CLASS B
                                                                                         ------------
                                                                                         DECEMBER 10,
                                                                                         1996 THROUGH
                                                                                           JUNE 30,
                                                                                           1997(a)
                                                                                         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.................................................................      $10.00
                                                                                         ------------
Investment Activities
  Net investment income...............................................................        0.16
  Net realized and unrealized gains from investments..................................        0.65
                                                                                         ------------
     Total from Investment Activities.................................................        0.81
                                                                                         ------------
Distributions
  From net investment income..........................................................       (0.16)
                                                                                         ------------
     Total Distributions..............................................................       (0.16)
                                                                                         ------------
NET ASSET VALUE,
  END OF PERIOD.......................................................................      $10.65
                                                                                         ============
Total Return (Excludes Sales Charge)..................................................        8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................................................      $5,672
  Ratio of expenses to average net assets.............................................        1.22%(c)
  Ratio of net investment income to average net assets................................        2.93%(c)
  Ratio of expenses to average net assets*............................................        1.73%(c)
  Ratio of net investment income to average net assets*...............................        2.42%(c)
  Portfolio turnover (d)..............................................................       12.20%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (four series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   ---------
U.S. TREASURY OBLIGATIONS (98.5%):
U.S. Treasury Bills (16.4%):
$ 14,807     7/24/97............................   $ 14,757
  13,783     8/7/97 (b).........................     13,709
   5,178     8/14/97............................      5,146
   5,864     8/21/97............................      5,822
   9,830     8/28/97............................      9,753
   2,593     9/4/97.............................      2,569
  12,225     9/11/97............................     12,102
   6,186     9/18/97............................      6,117
   3,942     11/13/97...........................      3,864
   5,000     3/5/98.............................      4,816
                                                   --------
                                                     78,655
                                                   --------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------    -----------------------------------   --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (82.1%):
$  8,418     8.50%, 7/15/97.....................   $  8,428
 196,434     5.88%, 7/31/97 (b).................    196,555
  20,000     5.50%, 7/31/97.....................     20,001
  20,000     8.63%, 8/15/97 (b).................     20,076
  50,000     6.50%, 8/15/97 (b).................     50,071
  50,000     6.00%, 8/31/97.....................     50,014
  50,000     5.75%, 9/30/97.....................     50,052
                                                   --------
                                                    395,197
                                                   --------
  Total U.S. Treasury Obligations                   473,852
                                                   --------
Total (Amortized Cost--$473,852) (a)               $473,852
                                                   ========

------------

Percentages indicated are based on net assets of $480,860.

(a) Represents cost for financial reporting purposes and differs from cost for federal income tax by $8.

(b) A portion of this security was loaned as of June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1997
(Amounts in Thousands)

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------    -----------------------------------   ----------
U.S. GOVERNMENT AGENCY SECURITIES (76.7%):
Federal Farm Credit Bank (3.2%):
$ 10,000     5.61%, 11/13/97....................   $   9,790
  25,000     5.45%, 3/3/98......................      24,952
                                                   ---------
                                                      34,742
                                                   ---------
Federal Home Loan Bank (4.8%):
  10,000     5.80%, 8/12/97.....................       9,998
   7,000     5.83%, 12/19/97....................       7,009
   9,750     5.99%, 2/9/98......................       9,765
  25,000     6.12%, 4/17/98.....................      24,996
                                                   ---------
                                                      51,768
                                                   ---------
Federal Home Loan Mortgage Corp. (6.9%):
  50,000     5.50%, 7/2/97......................      49,993
  25,000     5.95%, 6/19/98.....................      24,988
                                                   ---------
                                                      74,981
                                                   ---------
Federal National Mortgage Assoc. (47.0%):
  88,790     5.36%, 7/10/97.....................      88,670
  65,000     5.50%, 7/18/97.....................      64,831
  19,750     5.64%, 9/3/97......................      19,735
  30,000     5.26%, 9/3/97*.....................      29,997
  23,000     5.26%, 9/9/97*.....................      23,001
  39,785     5.56%, 9/24/97.....................      39,263
  25,000     5.59%, 10/14/97....................      24,592
  25,000     5.65%, 11/3/97.....................      24,510
  17,955     5.45%, 11/6/97.....................      17,934
  20,000     5.40%, 12/5/97.....................      19,988
  25,000     5.52%, 12/18/97....................      24,348
  25,000     5.48%, 1/2/98......................      24,978
  25,000     6.02%, 4/15/98.....................      24,981
  48,420     5.89%, 5/21/98.....................      48,382
   4,000     5.25%, 6/2/99*.....................       4,000
  20,000     5.25%, 7/26/99*....................      20,000
  10,000     5.25%, 9/22/99*....................      10,000
                                                   ---------
                                                     509,210
                                                   ---------

PRINCIPAL                                          AMORTIZED
 AMOUNT             SECURITY DESCRIPTION              COST
---------    -----------------------------------   ---------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED
Student Loan Marketing Assoc. (14.8%):
$ 25,000     5.32%, 8/4/97*.....................   $  25,001
  25,000     5.26%, 8/21/97*....................      25,001
  40,000     5.24%, 11/24/97*...................      40,001
  25,000     5.26%, 9/28/98*....................      25,000
  25,000     5.26%, 11/10/98*...................      25,000
  10,000     5.28%, 1/13/99*....................       9,999
  10,000     5.29%, 8/2/99*.....................       9,997
                                                   ---------
                                                     159,999
                                                   ---------
Total U.S. Government Agency Securities              830,700
                                                   ---------
REPURCHASE AGREEMENTS (23.4%):
  73,289     Aubrey G. Lanston & Co., 5.40%,
               7/1/97 (collateralized by $56,614
               various U.S. Treasury Bonds,
               8.75% - 9.88%,
               11/15/15 - 5/15/17, market value
               $75,446).........................      73,289
  45,000     HSBC Securities, 5.90%, 7/1/97
               (collateralized by $46,015
               various U.S. Government
               Securities, 5.01% -  9.25%,
               6/8/98 - 6/27/07, market value
               $45,901).........................      45,000
  35,000     Lehman Brothers, 6.13%, 7/1/97
               (collateralized by $32,742
               various U.S. Government
               Securities, 0.00% -  9.05%,
               6/10/98 - 8/12/19, market value
               $35,691).........................      35,000
 100,000     Prudential Securities, 6.10%,
               7/1/97 (collateralized by
               $139,882 various U.S. Government
               Securities, 0.00% -  7.89%,
               7/22/97 - 2/1/25, market value
               $102,738)                             100,000
                                                   ---------
Total Repurchase Agreements                          253,289
                                                   ---------
Total (Amortized Cost--$1,083,989) (a)            $1,083,989
                                                   =========

------------

Percentages indicated are based on net assets of $1,083,438.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1997

                                                                              (Amounts in Thousands,
                                                                            except per share amounts)
                                                                          TREASURY ONLY     GOVERNMENT
                                                                          MONEY MARKET     MONEY MARKET
                                                                              FUND             FUND
                                                                          -------------    ------------
ASSETS:
Investments, at amortized cost.........................................     $ 473,852       $   830,700
Repurchase agreements, at cost.........................................            --           253,289
                                                                          -----------      ------------
Total..................................................................       473,852         1,083,989
Cash...................................................................            66                 1
Interest receivable....................................................         9,211             4,723
Deferred organization costs............................................             3                20
Prepaid expenses and other assets......................................             8               122
                                                                          -----------      ------------
TOTAL ASSETS...........................................................       483,140         1,088,855
                                                                          -----------      ------------
LIABILITIES:
Dividends payable......................................................         2,179             5,090
Accrued expenses and other payables:
     Investment advisory fees..........................................            34                77
     Administration fees...............................................            21                48
     Accounting and transfer agent fees................................             2                 2
     Other.............................................................            44               200
                                                                          -----------      ------------
TOTAL LIABILITIES......................................................         2,280             5,417
                                                                          -----------      ------------
NET ASSETS:
Capital................................................................       480,952         1,083,623
Accumulated undistributed net realized losses from investment
  transactions.........................................................           (92)             (185)
                                                                          -----------      ------------
NET ASSETS.............................................................     $ 480,860       $ 1,083,438
                                                                          ===========      ============
Outstanding shares of beneficial interest..............................       480,950         1,083,623
                                                                          ===========      ============
Net Asset Value:
  Offering and redemption price per share..............................         $1.00             $1.00
                                                                              =======            ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED JUNE 30, 1997

                                                                              (Amounts in Thousands)
                                                                          TREASURY ONLY     GOVERNMENT
                                                                          MONEY MARKET     MONEY MARKET
                                                                              FUND             FUND
                                                                          -------------    -------------
INVESTMENT INCOME:
Interest income........................................................      $25,226          $57,712
Income from securities lending.........................................          145               13
                                                                          ----------       ----------
TOTAL INCOME...........................................................       25,371           57,725
                                                                          ----------       ----------
EXPENSES:
Investment advisory fees...............................................          385              849
Administration fees....................................................          241              530
Custodian and accounting fees..........................................           23                2
Legal and audit fees...................................................           11               19
Organization costs.....................................................            4               21
Trustees' fees and expenses............................................            3                5
Transfer agent fees....................................................            7                1
Registration and filing fees...........................................           58                1
Printing costs.........................................................            8                2
Other..................................................................            2                7
                                                                          ----------       ----------
TOTAL EXPENSES.........................................................          742            1,437
                                                                          ----------       ----------
Net Investment Income..................................................       24,629           56,288
                                                                          ----------       ----------
REALIZED LOSSES FROM INVESTMENT TRANSACTIONS:
Net realized losses from investment transactions.......................          (16)            (119)
                                                                          ----------       ----------
Net increase in net assets resulting from operations...................      $24,613          $56,169
                                                                          ==========       ==========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      (Amounts in Thousands)
                                                        TREASURY ONLY MONEY             GOVERNMENT MONEY
                                                            MARKET FUND                   MARKET FUND
                                                     --------------------------    --------------------------
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                                        1997           1996           1997           1996
                                                     -----------    -----------    -----------    -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income........................   $    24,629    $    18,797    $    56,288    $    42,135
     Net realized gains (losses) from investment
       transactions...............................           (16)           (76)          (119)             8
                                                     -----------    -----------    -----------    -----------
Change in net assets resulting from operations....        24,613         18,721         56,169         42,143
                                                     -----------    -----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income...................       (24,629)       (18,797)       (56,288)       (42,135)
     In excess of net realized gains from
       investment transactions....................            --            (21)            --             --
                                                     -----------    -----------    -----------    -----------
Change in net assets from shareholder
  distributions...................................       (24,629)       (18,818)       (56,288)       (42,135)
                                                     -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued..................     1,603,666      1,135,597      4,075,935      2,638,822
     Dividends reinvested.........................         3,409          2,487         11,375         10,663
     Cost of shares redeemed......................    (1,542,160)    (1,010,723)    (3,859,366)    (2,514,579)
                                                     -----------    -----------    -----------    -----------
Change in net assets from share transactions......        64,915        127,361        227,944        134,906
                                                     -----------    -----------    -----------    -----------
Change in Net Assets..............................        64,899        127,264        227,825        134,914
NET ASSETS:
     Beginning of period..........................       415,961        288,697        855,613        720,699
                                                     -----------    -----------    -----------    -----------
     End of period................................   $   480,860    $   415,961    $ 1,083,438    $   855,613
                                                     ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
     Issued.......................................     1,603,664      1,135,597      4,075,935      2,638,822
     Reinvested...................................         3,409          2,487         11,375         10,663
     Redeemed.....................................    (1,542,160)    (1,010,723)    (3,859,366)    (2,514,579)
                                                     -----------    -----------    -----------    -----------
Change in shares..................................        64,913        127,361        227,944        134,906
                                                     ===========    ===========    ===========    ===========

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1997

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Treasury Only Money Market Fund and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

   The Funds' investment objectives are as follows:

                    FUND                                           OBJECTIVE
      --------------------------------     ---------------------------------------------------------
      Treasury Only Money Market Fund      High current income with liquidity and stability of
                                            principal with the added assurance of a fund that does
                                            not purchase securities that are subject to repurchase
                                            agreements.

      Government Money Market Fund         High current income with liquidity and stability of
                                            principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Government Money Market Fund may invest in repurchase agreements with institutions that Banc One Investment Advisors (the "Advisor") has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S.
Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

       Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1997, the following Fund had securities with the following amortized cost on loan (amount in thousands):

                                                                            AMORTIZED COST
                                                                               OF LOANED
                                                                              SECURITIES
                                                                            ---------------
            Treasury Only Money Market Fund..............................      $116,076

       The loaned securities were fully collateralized by cash and U.S. Government securities as of June 30, 1997.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

       ORGANIZATION COSTS

       Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related Fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain
Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1997

       investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty three active Funds and, not all Funds can offer all classes of shares. As of June 30, 1997, there were no shareholders in the Class C or Service Class of the Funds. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of each Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

5. FEDERAL TAX INFORMATION (UNAUDITED):

   At June 30, 1997 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

            FUND                                                        AMOUNT     EXPIRES
            ---------------------------------------------------------   ------     --------
            Treasury Only Money Market...............................    $ 18        2004
            Treasury Only Money Market...............................      58        2005
            Government Money Market..................................       8        2002
            Government Money Market..................................      26        2003
            Government Money Market..................................      32        2004
            Government Money Market..................................     119        2005

  Capital losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1998 (amounts in thousands):

            FUND                                                                 AMOUNT
            ------------------------------------------------------------------   ------
            Treasury Only Money Market........................................     $8

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          TREASURY ONLY MONEY MARKET FUND
                                                              --------------------------------------------------------
                                                                                                               APRIL
                                                                                                                16,
                                                                          YEARS ENDED JUNE 30,                1993 TO
                                                              --------------------------------------------    JUNE 30,
                                                                1997        1996        1995        1994      1993(a)
                                                              --------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................   $  1.000    $  1.000    $  1.000    $  1.000    $ 1.000
                                                              --------    --------    --------    --------    -------
Investment Activities:
  Net investment income....................................      0.051       0.052       0.051       0.032      0.006
                                                              --------    --------    --------    --------    -------
Distributions:
  Net investment income....................................     (0.051)     (0.052)     (0.051)     (0.032)    (0.006)
                                                              --------    --------    --------    --------    -------
NET ASSET VALUE,
  END OF PERIOD............................................   $  1.000    $  1.000    $  1.000    $  1.000    $ 1.000
                                                              ========    ========    ========    ========    =======
Total Return...............................................       5.24%       5.38%       5.22%       3.23%      2.96% (b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................   $480,860    $415,961    $288,697    $217,725    $60,330
  Ratio of expenses to average net assets..................       0.15%       0.17%       0.20%       0.15%      0.07% (b)
  Ratio of net investment income to average net assets.....       5.12%       5.23%       5.14%       3.23%      2.95% (b)
  Ratio of expenses to average net assets*.................       0.15%       0.17%       0.21%       0.22%      0.33% (b)
  Ratio of net investment income to average net assets*....       5.12%       5.23%       5.13%       3.16%      2.69% (b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            GOVERNMENT MONEY MARKET FUND
                                                             ----------------------------------------------------------
                                                                                                               JUNE 14,
                                                                          YEARS ENDED JUNE 30,                 1993 TO
                                                             ----------------------------------------------    JUNE 30,
                                                                1997         1996        1995        1994      1993(a)
                                                             ----------    --------    --------    --------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.....................................   $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                             ----------    --------    --------    --------    --------
Investment Activities:
  Net investment income...................................        0.053       0.055       0.053       0.033       0.001
                                                             ----------    --------    --------    --------    --------
Distributions:
  Net investment income...................................       (0.053)     (0.055)     (0.053)     (0.033)     (0.001)
                                                             ----------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD...........................................   $    1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                             ==========    ========    ========    ========    ========
Total Return..............................................         5.43%       5.61%       5.41%       3.40%       3.28%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................   $1,083,438    $855,613    $720,699    $692,253    $244,991
  Ratio of expenses to average net assets.................         0.14%       0.18%       0.21%       0.11%       0.07%(b)
  Ratio of net investment income to average net assets....         5.31%       5.46%       5.28%       3.41%       3.13%(b)
  Ratio of expenses to average net assets*................         0.14%       0.18%       0.22%       0.20%       0.33%(b)
  Ratio of net investment income to average net assets*...         5.31%       5.46%       5.27%       3.32%       2.87%(b)

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1997

To the Shareholders and Board of Trustees of The One Group Family of Mutual Funds:

We have audited the accompanying statements of assets and liabilities of the Treasury Only Money Market Fund and the Government Money Market Fund (two series of The One Group Family of Mutual Funds), including the schedules of portfolio investments, as of June 30, 1997, and the related statements of operations for the year then ended, statements of changes in net assets for the two years in the period then ended, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of The One Group Family of Mutual Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Only Money Market Fund and the Government Only Money Market Fund as of June 30, 1997, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

Columbus, Ohio                                          Coopers & Lybrand L.L.P.
August 22, 1997

  16